UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 – April 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of a Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
GBP	British Pounds
NZD	New Zealand Dollars
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2024.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
∞	Rates reflect the effective yields at purchase date.

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,215.60	0.15%	$0.83
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,219.50	0.14%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.17	0.14%	$0.70

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,206.80	0.22%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,186.00	0.30%	$1.63
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,192.60	0.31%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56

U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,212.00	0.15%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,209.90	0.19%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,208.80	0.28%	$1.54
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,191.50	0.28%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,184.60	0.41%	$2.23
Hypothetical 5% Annual Return	$1,000.00	$1,022.83	0.41%	$2.06

U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,206.60	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,107.20	0.18%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	2.7%
Communications	0.5%
Consumer, Cyclical	3.4%
Consumer, Non-cyclical	9.8%
Energy	7.9%
Financials	36.6%
Foreign Government	4.5%
Industrials	3.2%
Supranational	0.7%
Technology	1.1%
U.S. Government	26.5%
Utilities	3.1%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	8.7%
Consumer Discretionary	10.3%
Consumer Staples	6.8%
Energy	5.8%
Financials	13.9%
Health Care	11.5%
Industrials	10.9%
Information Technology	26.5%
Materials	3.5%
Real Estate	0.2%
Utilities	1.9%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.5%
Consumer Discretionary	16.2%
Consumer Staples	3.8%
Energy	10.8%
Financials	26.3%
Health Care	5.2%
Industrials	17.4%
Information Technology	8.0%
Materials	8.3%
Real Estate	1.1%
Utilities	0.4%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.1%
Consumer Discretionary	15.7%
Consumer Staples	4.2%
Energy	11.9%
Financials	25.2%
Health Care	4.2%
Industrials	20.0%
Information Technology	7.0%
Materials	8.4%
Real Estate	1.0%
Utilities	0.3%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.4%
Consumer Discretionary	10.6%
Consumer Staples	6.0%
Energy	6.3%
Financials	14.9%
Health Care	10.3%
Industrials	13.4%
Information Technology	24.8%
Materials	3.8%
Real Estate	0.3%
Utilities	2.2%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.2%
Consumer Discretionary	10.2%
Consumer Staples	6.1%
Energy	6.4%
Financials	15.8%
Health Care	10.7%
Industrials	14.5%
Information Technology	23.8%
Materials	4.1%
Real Estate	0.4%
Utilities	1.8%

100.0%

U.S. Vector Equity Portfolio
Communication Services	5.5%
Consumer Discretionary	11.9%
Consumer Staples	4.8%
Energy	10.2%
Financials	22.9%
Health Care	9.0%
Industrials	17.3%
Information Technology	9.9%
Materials	7.0%
Real Estate	0.6%
Utilities	0.9%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.2%
Consumer Discretionary	14.5%
Consumer Staples	4.4%
Energy	5.8%
Financials	19.7%
Health Care	9.2%
Industrials	21.9%
Information Technology	12.6%
Materials	6.2%
Real Estate	0.7%
Utilities	2.8%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.8%
Consumer Discretionary	15.0%
Consumer Staples	3.9%
Energy	5.7%
Financials	20.9%
Health Care	11.2%
Industrials	20.5%
Information Technology	11.1%
Materials	5.6%
Real Estate	1.1%
Utilities	2.2%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	0.7%
Consumer Discretionary	10.0%
Consumer Staples	10.2%
Energy	5.9%
Financials	11.0%
Health Care	16.1%
Industrials	16.7%
Information Technology	28.2%
Materials	1.0%
Utilities	0.2%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (66.9%)
AUSTRALIA — (2.1%)
ANZ New Zealand International Ltd., Floating Rate Note, SOFR + 0.600%, FRN
(r)Ω	5.950%, 02/18/25	460	$461,000
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 6.164%, 01/18/27	650	654,826
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.400%, FRN, 5.753%, 07/07/25	1,100	1,100,932
(r)Ω	SOFR + 0.750%, FRN, 6.103%, 03/13/26	892	896,603
(r)Ω	SOFR + 0.520%, FRN, 5.874%, 06/15/26	1,218	1,218,331

TOTAL AUSTRALIA			4,331,692

CANADA — (3.8%)
Bank of Montreal, SOFR + 0.620%, FRN
(r)	5.974%, 09/15/26	300	299,648
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN, 5.818%, 01/10/25	173	173,202
(r)	SOFR + 1.060%, FRN, 6.413%, 06/07/25	110	110,711
(r)	SOFR + 1.330%, FRN, 6.683%, 06/05/26	683	694,269
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.774%, 10/18/24	2,014	2,015,423

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
3.900%, 02/01/25		2,450	$2,416,417
Royal Bank of Canada
2.550%, 07/16/24		2,000	1,987,276

TOTAL CANADA			7,696,946

FRANCE — (4.6%)
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)	6.754%, 07/13/26	1,300	1,320,992
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.758%, 02/04/25	1,000	1,000,147
BNP Paribas SA
Ω	3.375%, 01/09/25	1,900	1,868,651
BPCE SA
Ω	2.375%, 01/14/25	2,265	2,208,699
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	6.223%, 03/11/27	1,000	1,003,574
Societe Generale SA
#Ω	2.625%, 10/16/24	2,000	1,967,565

TOTAL FRANCE			9,369,628

GERMANY — (3.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	2,500	2,471,244
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	1,871	1,833,085
Mercedes-Benz Finance North America LLC
Ω	3.250%, 08/01/24	1,750	1,738,273

TOTAL GERMANY			6,042,602

IRELAND — (1.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		2,300	2,280,865

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
ITALY — (2.3%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,202	$2,178,422
Republic of Italy Government International Bonds 2.375%, 10/17/24			2,500	2,460,295

TOTAL ITALY				4,638,717

JAPAN — (2.0%)
American Honda Finance Corp.
0.550%, 07/12/24			1,000	990,299
American Honda Finance Corp., Floating Rate Note, SOFR + 0.600%, FRN
(r)	5.948%, 08/14/25		269	269,489
Nomura Holdings, Inc.
2.648%, 01/16/25			2,500	2,441,284
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24			300	298,131

TOTAL JAPAN				3,999,203

NETHERLANDS — (5.3%)
BNG Bank NV
5.250%, 05/20/24		AUD	10,000	6,479,920
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,475,785
(r)	SOFR + 0.710%, FRN, 6.063%, 01/09/26		300	301,455
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.900%, FRN
(r)	6.253%, 10/05/26		500	504,097

TOTAL NETHERLANDS				10,761,257

NORWAY — (3.3%)
Kommunalbanken AS
5.250%, 07/15/24		AUD	5,300	3,437,479
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.353%, 06/17/26		3,200	3,243,296

TOTAL NORWAY				6,680,775

SPAIN — (0.7%)
Avangrid, Inc.
3.150%, 12/01/24			266	261,743

		Face Amount^		Value†
		(000)
SPAIN — (Continued)
Banco Santander SA
2.706%, 06/27/24			1,200	$1,194,584

TOTAL SPAIN				1,456,327

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.7%)
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.180%, FRN
(r)	5.534%, 06/15/26		174	173,845
International Finance Corp.
1.450%, 07/22/24		AUD	2,000	1,287,148

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,460,993

SWITZERLAND — (1.2%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,416,271

UNITED KINGDOM — (3.0%)
BAT Capital Corp.
3.222%, 08/15/24			580	575,091
HSBC USA, Inc.
3.750%, 05/24/24			1,250	1,248,283
3.500%, 06/23/24			1,100	1,096,083
NatWest Markets PLC
Ω	0.800%, 08/12/24		350	345,227
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		2,958	2,944,896

TOTAL UNITED KINGDOM				6,209,580

UNITED STATES — (33.8%)
American Express Co.
3.375%, 05/03/24			1,075	1,074,926
American Express Co., Floating Rate Note,
(r)	SOFR + 0.930%, FRN, 6.282%, 03/04/25		500	503,725
(r)	SOFR + 0.650%, FRN, 5.998%, 11/04/26		266	266,699
American Water Capital Corp.
3.400%, 03/01/25			2,600	2,552,818
Ameriprise Financial, Inc.
3.000%, 04/02/25			1,814	1,771,343

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Amgen, Inc.
3.125%, 05/01/25		3,000	$2,925,153
Arrow Electronics, Inc.
3.250%, 09/08/24		1,500	1,486,045
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r)	5.764%, 06/14/24	655	655,037
Bank of America NA, Floating Rate Note, SOFR + 1.020%, FRN
(r)	6.370%, 08/18/26	300	304,194
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.975%, 04/25/25	1,500	1,504,597
Boardwalk Pipelines LP
4.950%, 12/15/24		1,500	1,491,050
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r)	5.838%, 02/20/26	750	752,654
Brixmor Operating Partnership LP
3.850%, 02/01/25		1,800	1,771,173
Capital One Financial Corp.
3.200%, 02/05/25		600	588,242
Cardinal Health, Inc.
3.079%, 06/15/24		2,750	2,740,343
Citibank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r)	6.412%, 12/04/26	1,500	1,518,437
CNA Financial Corp.
3.950%, 05/15/24		307	306,819
Discover Financial Services
3.950%, 11/06/24		1,340	1,326,467
Edison International
3.550%, 11/15/24		1,500	1,481,471
Elevance Health, Inc.
3.500%, 08/15/24		200	198,692
2.375%, 01/15/25		2,800	2,735,401
Energy Transfer LP
2.900%, 05/15/25		2,000	1,944,388
EOG Resources, Inc.
3.150%, 04/01/25		2,107	2,062,463
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,968,910

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
3.800%, 04/07/25		1,500	$1,471,741
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,996,251
International Business Machines Corp.
3.000%, 05/15/24		2,200	2,197,795
John Deere Capital Corp., Floating Rate Note,
(r)	SOFR + 0.440%, FRN, 5.792%, 03/06/26	500	501,383
(r)	SOFR + 0.790%, FRN, 6.143%, 06/08/26	1,072	1,081,872
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.353%, 12/08/26	1,700	1,721,465
Kinder Morgan Energy Partners LP
4.250%, 09/01/24		1,500	1,491,198
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r)	6.520%, 10/30/26	1,350	1,369,432
MPLX LP
4.875%, 12/01/24		1,250	1,241,990
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.800%, FRN
(r)	6.148%, 02/05/27	1,218	1,223,243
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.115%, 01/29/26	750	751,833
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,476,675
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		1,004	993,283
ONEOK, Inc.
2.750%, 09/01/24		360	356,185
Parker-Hannifin Corp.
3.650%, 06/15/24		240	239,244

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	$1,164,339
	Realty Income Corp.
	3.875%, 07/15/24	2,500	2,491,297
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	1,000	999,622
	Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,382,559
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,601,790
	Ventas Realty LP
	3.750%, 05/01/24	1,000	1,000,000
	3.500%, 02/01/25	400	392,751
	VF Corp.
	2.400%, 04/23/25	520	501,592
	Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,975,013
	Willis North America, Inc.
	3.600%, 05/15/24	500	499,560

	TOTAL UNITED STATES		69,053,160

	TOTAL BONDS		136,398,016

U.S. TREASURY OBLIGATIONS — (26.2%)
	U.S. Treasury Floating Rate Notes
(r)	3MTreasury money market yield + 0.150%, FRN, 5.471%, 04/30/26	8,000	7,997,522
	U.S. Treasury Notes
	3.000%, 06/30/24	2,000	1,991,836
(r)	3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	18,500	18,521,412
(r)	3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	18,000	18,039,540
	U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	4,900	4,905,168
(r)	3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	2,000	2,000,874

	TOTAL U.S. TREASURY OBLIGATIONS		53,456,352

		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (5.9%)
SPAIN — (0.4%)
Avangrid, Inc.
Ω	5.115%, 06/13/24	750	$744,800

UNITED STATES — (5.5%)
American Electric Power Co., Inc.
Ω	5.711%, 05/15/24	1,600	1,596,347
Bayer Corp.
Ω	5.753%, 07/08/24	1,000	989,102
Ω	5.661%, 07/08/24	500	494,551
Canadian National Railway Co.
Ω	5.561%, 07/08/24	2,000	1,979,108
Dominion Energy, Inc.
Ω	5.703%, 05/17/24	950	947,546
Ω	5.764%, 06/03/24	735	731,171
Duke Energy Corp.
Ω	5.610%, 05/02/24	1,000	999,699
EIDP, Inc.
Ω	5.617%, 05/10/24	500	499,236
Ω	5.595%, 06/13/24	1,000	993,201
Ω	5.689%, 06/28/24	500	495,673
Harley-Davidson Financial Services, Inc.
Ω	6.176%, 06/05/24	1,600	1,590,829

TOTAL UNITED STATES			11,316,463

TOTAL COMMERCIAL PAPER (Cost $12,062,955)			12,061,263

TOTAL INVESTMENT SECURITIES (Cost $204,658,628)			201,915,631

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	182,681	2,113,255

TOTAL INVESTMENTS — (100.0%) (Cost $206,771,884)			$204,028,886

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2024, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	10,958,462	CAD	14,771,410	HSBC Bank	05/08/24	$227,278
USD	648,766	GBP	510,849	Citibank, N.A.	05/13/24	10,401
GBP	510,849	USD	636,075	Citibank, N.A.	05/13/24	2,291
USD	11,568,178	AUD	17,683,011	Australia and New Zealand Bank	05/28/24	104,105

Total Appreciation						$344,075

CAD	9,679,577	USD	7,179,002	NatWest Markets PLC	05/08/24	$(146,950)
CAD	5,091,833	USD	3,761,366	UBS AG	05/08/24	(62,234)

Total (Depreciation)						$(209,184)

Total Appreciation (Depreciation)						$134,891

As of April 30, 2024, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	834	06/21/24	$213,269,480	$211,293,900	$(1,975,580)

Total Futures Contracts			$213,269,480	$211,293,900	$(1,975,580)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$4,331,692	—	$4,331,692
Canada	—	7,696,946	—	7,696,946
France	—	9,369,628	—	9,369,628
Germany	—	6,042,602	—	6,042,602
Ireland	—	2,280,865	—	2,280,865
Italy	—	4,638,717	—	4,638,717
Japan	—	3,999,203	—	3,999,203
Netherlands	—	10,761,257	—	10,761,257
Norway	—	6,680,775	—	6,680,775
Spain	—	1,456,327	—	1,456,327
Supranational Organization Obligations	—	1,460,993	—	1,460,993
Switzerland	—	2,416,271	—	2,416,271
United Kingdom	—	6,209,580	—	6,209,580
United States	—	69,053,160	—	69,053,160
U.S. Treasury Obligations	—	53,456,352	—	53,456,352

12

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$12,061,263	—	$12,061,263
Securities Lending Collateral	—	2,113,255	—	2,113,255

Total Investments in Securities	—	$204,028,886	—	$204,028,886

Financial Instruments
Assets
Forward Currency Contracts**	—	344,075	—	344,075

Liabilities
Forward Currency Contracts**	—	(209,184)	—	(209,184)
Futures Contracts**	$(1,975,580)	—	—	(1,975,580)

Total Financial Instruments	$(1,975,580)	$134,891	—	$(1,840,689)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

13

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	229,610	$37,375,916	2.1%
* Alphabet, Inc., Class C	200,426	32,998,137	1.9%
Comcast Corp., Class A	189,948	7,238,918	0.4%
Meta Platforms, Inc., Class A	85,107	36,610,478	2.1%
* Netflix, Inc.	10,791	5,941,956	0.3%
Other Securities		30,957,203	1.9%

TOTAL COMMUNICATION SERVICES		151,122,608	8.7%

CONSUMER DISCRETIONARY — (10.2%)
* Amazon.com, Inc.	339,845	59,472,875	3.4%
Home Depot, Inc.	40,965	13,691,322	0.8%
McDonald’s Corp.	22,877	6,246,336	0.4%
* Tesla, Inc.	79,700	14,607,416	0.8%
Other Securities		85,132,601	4.9%

TOTAL CONSUMER DISCRETIONARY		179,150,550	10.3%

CONSUMER STAPLES — (6.8%)
Coca-Cola Co.	139,387	8,609,935	0.5%
Costco Wholesale Corp.	13,733	9,927,586	0.6%
PepsiCo, Inc.	55,210	9,711,991	0.6%
Procter & Gamble Co.	89,222	14,561,030	0.8%
Walmart, Inc.	201,519	11,960,153	0.7%
Other Securities		63,819,920	3.6%

TOTAL CONSUMER STAPLES		118,590,615	6.8%

ENERGY — (5.7%)
Chevron Corp.	70,909	11,435,494	0.6%
ConocoPhillips	65,099	8,177,736	0.5%
Exxon Mobil Corp.	181,735	21,493,798	1.2%
Other Securities		59,186,933	3.5%

TOTAL ENERGY		100,293,961	5.8%

FINANCIALS — (13.8%)
American Express Co.	29,273	6,850,760	0.4%
Bank of America Corp.	222,437	8,232,393	0.5%
* Berkshire Hathaway, Inc., Class B	56,327	22,346,611	1.3%
JPMorgan Chase & Co.	109,615	21,017,580	1.2%
Mastercard, Inc., Class A	33,368	15,055,642	0.9%
# Visa, Inc., Class A	57,658	15,487,515	0.9%
Wells Fargo & Co.	110,486	6,554,030	0.4%
Other Securities		146,427,445	8.3%

TOTAL FINANCIALS		241,971,976	13.9%

HEALTH CARE — (11.4%)
Abbott Laboratories	62,251	6,596,738	0.4%
AbbVie, Inc.	73,369	11,932,734	0.7%
Amgen, Inc.	23,156	6,343,355	0.4%
Eli Lilly & Co.	32,354	25,271,709	1.5%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	104,193	$15,065,266	0.9%
Merck & Co., Inc.	82,408	10,648,762	0.6%
Thermo Fisher Scientific, Inc.	10,883	6,189,380	0.4%
UnitedHealth Group, Inc.	40,430	19,555,991	1.1%
Other Securities		98,443,055	5.5%

TOTAL HEALTH CARE		200,046,990	11.5%

INDUSTRIALS — (10.8%)
Caterpillar, Inc.	24,452	8,180,906	0.5%
Deere & Co.	14,746	5,771,732	0.3%
Union Pacific Corp.	24,788	5,878,722	0.3%
Other Securities		170,425,878	9.8%

TOTAL INDUSTRIALS		190,257,238	10.9%

INFORMATION TECHNOLOGY — (26.2%)
Accenture PLC, Class A	25,784	7,758,664	0.4%
* Adobe, Inc.	14,236	6,588,848	0.4%
* Advanced Micro Devices, Inc.	48,629	7,701,861	0.4%
Apple, Inc.	514,947	87,710,752	5.0%
Broadcom, Inc.	17,709	23,026,481	1.3%
Cisco Systems, Inc.	175,806	8,259,366	0.5%
International Business Machines Corp.	49,670	8,255,154	0.5%
Microsoft Corp.	211,304	82,266,986	4.7%
NVIDIA Corp.	98,747	85,319,383	4.9%
Oracle Corp.	59,922	6,816,128	0.4%
QUALCOMM, Inc.	50,711	8,410,419	0.5%
Salesforce, Inc.	29,658	7,976,223	0.5%
Texas Instruments, Inc.	35,960	6,344,063	0.4%
Other Securities		114,146,225	6.5%

TOTAL INFORMATION TECHNOLOGY		460,580,553	26.4%

MATERIALS — (3.5%)
Linde PLC	18,643	8,220,817	0.5%
Other Securities		52,388,892	3.0%

TOTAL MATERIALS		60,609,709	3.5%

REAL ESTATE — (0.3%)
Other Securities		4,383,551	0.2%

UTILITIES — (1.8%)
Other Securities		32,284,048	1.8%

TOTAL COMMON STOCKS (Cost $712,399,669)		1,739,291,799	99.8%

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	7,727,614	7,727,614	0.5%

15

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	658,713	$7,619,997	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $727,747,280)		$1,754,639,410	100.7%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$151,112,317	$10,291	—		$151,122,608
Consumer Discretionary	179,150,550	—	—		179,150,550
Consumer Staples	118,590,615	—	—		118,590,615
Energy	100,293,961	—	—		100,293,961
Financials	241,971,976	—	—		241,971,976
Health Care	200,012,133	—	$34,857		200,046,990
Industrials	190,257,238	—	—		190,257,238
Information Technology	460,580,553	—	—		460,580,553
Materials	60,609,709	—	—		60,609,709
Real Estate	4,383,551	—	—		4,383,551
Utilities	32,284,048	—	—		32,284,048
Temporary Cash Investments	7,727,614	—	—		7,727,614
Securities Lending Collateral	—	7,619,997	—		7,619,997

Total Investments in Securities	$1,746,974,265	$7,630,288	$34,857	<>	$1,754,639,410

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

16

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,841,421,190

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,841,421,190

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

17

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
#	Nexstar Media Group, Inc.	287,913	$46,083,355	0.4%
	Other Securities		263,996,671	2.1%

TOTAL COMMUNICATION SERVICES			310,080,026	2.5%

CONSUMER DISCRETIONARY — (15.4%)
#*	AutoNation, Inc.	299,131	48,204,961	0.4%
	BorgWarner, Inc.	1,734,241	56,831,078	0.5%
#	Lithia Motors, Inc.	194,012	49,352,773	0.4%
	Macy’s, Inc.	2,552,342	47,039,663	0.4%
*	Modine Manufacturing Co.	519,425	48,114,338	0.4%
*	Mohawk Industries, Inc.	445,960	51,428,107	0.4%
#	Penske Automotive Group, Inc.	416,546	63,694,049	0.5%
	PVH Corp.	422,730	45,993,024	0.4%
#	Signet Jewelers Ltd.	457,648	44,863,233	0.4%
*	Taylor Morrison Home Corp.	1,092,774	61,206,272	0.5%
	Toll Brothers, Inc.	966,011	115,061,570	0.9%
	Other Securities		1,396,790,263	10.9%

TOTAL CONSUMER DISCRETIONARY			2,028,579,331	16.1%

CONSUMER STAPLES — (3.6%)
	Ingredion, Inc.	424,738	48,670,727	0.4%
*	Post Holdings, Inc.	469,667	49,855,152	0.4%
	Other Securities		373,087,948	2.9%

TOTAL CONSUMER STAPLES			471,613,827	3.7%

ENERGY — (10.2%)
*	Antero Resources Corp.	1,745,842	59,376,086	0.5%
#	Chesapeake Energy Corp.	650,849	58,498,308	0.5%
	HF Sinclair Corp.	1,452,267	78,785,485	0.6%
	Matador Resources Co.	841,863	52,448,065	0.4%
	Murphy Oil Corp.	1,255,247	56,034,226	0.5%
	PBF Energy, Inc., Class A	991,358	52,809,641	0.4%
	Range Resources Corp.	1,616,447	58,046,612	0.5%
	SM Energy Co.	1,068,077	51,791,054	0.4%
*	Southwestern Energy Co.	6,030,194	45,166,153	0.4%
	Other Securities		834,639,305	6.5%

TOTAL ENERGY			1,347,594,935	10.7%

FINANCIALS — (24.9%)
	Ally Financial, Inc.	1,617,301	62,023,493	0.5%
#	Bank OZK	1,057,763	47,229,118	0.4%
	Jackson Financial, Inc., Class A	673,039	45,982,024	0.4%
	MGIC Investment Corp.	2,233,839	45,302,255	0.4%
	Old Republic International Corp.	1,754,565	52,391,311	0.4%
	Popular, Inc.	690,156	58,656,358	0.5%
	SouthState Corp.	599,958	45,416,821	0.4%
	Unum Group	1,565,395	79,365,526	0.6%
	Wintrust Financial Corp.	485,243	46,893,884	0.4%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Zions Bancorp NA	1,204,682	$49,126,932	0.4%
Other Securities		2,745,813,542	21.5%

TOTAL FINANCIALS		3,278,201,264	25.9%

HEALTH CARE — (4.9%)
Other Securities		647,984,376	5.1%

INDUSTRIALS — (16.5%)
AGCO Corp.	401,058	45,796,813	0.4%
Air Lease Corp.	1,150,875	57,819,960	0.5%
* Beacon Roofing Supply, Inc.	514,071	50,651,416	0.4%
Boise Cascade Co.	359,406	47,538,632	0.4%
Knight-Swift Transportation Holdings, Inc.	1,222,697	56,525,282	0.5%
Regal Rexnord Corp.	341,052	55,035,561	0.4%
Ryder System, Inc.	370,749	45,175,766	0.4%
UFP Industries, Inc.	405,541	45,704,471	0.4%
WESCO International, Inc.	358,650	54,783,787	0.4%
Other Securities		1,709,053,135	13.4%

TOTAL INDUSTRIALS		2,168,084,823	17.2%

INFORMATION TECHNOLOGY — (7.6%)
Amkor Technology, Inc.	2,177,190	70,432,097	0.6%
* Arrow Electronics, Inc.	519,037	66,265,454	0.5%
Avnet, Inc.	990,678	48,414,434	0.4%
TD SYNNEX Corp.	578,135	68,127,428	0.5%
Other Securities		743,886,558	5.9%

TOTAL INFORMATION TECHNOLOGY		997,125,971	7.9%

MATERIALS — (7.9%)
* Cleveland-Cliffs, Inc.	3,234,086	54,656,053	0.4%
Commercial Metals Co.	1,101,036	59,169,675	0.5%
Other Securities		928,136,320	7.3%

TOTAL MATERIALS		1,041,962,048	8.2%

REAL ESTATE — (1.1%)
* Jones Lang LaSalle, Inc.	264,310	47,760,817	0.4%
Other Securities		93,259,481	0.7%

TOTAL REAL ESTATE		141,020,298	1.1%

UTILITIES — (0.4%)
Other Securities		52,696,025	0.4%

TOTAL COMMON STOCKS		12,484,942,924	98.8%

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
Other Security		155,258	0.0%

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$4,607,298	0.1%

TOTAL PREFERRED STOCKS.		4,762,556	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,615,429,993)		12,489,705,480

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250%.	127,456,205	127,456,205	1.0%

SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	46,203,814	534,485,715	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $9,277,367,959)		$13,151,647,400	104.1%

As of April 30, 2024, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	454	06/21/24	$117,999,947	$115,020,900	$(2,979,047)

Total Futures Contracts			$117,999,947	$115,020,900	$(2,979,047)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$309,958,671	$121,355	—		$310,080,026
Consumer Discretionary	2,028,565,955	13,376	—		2,028,579,331
Consumer Staples	471,602,695	11,132	—		471,613,827
Energy	1,347,594,935	—	—		1,347,594,935
Financials	3,278,150,368	50,896	—		3,278,201,264
Health Care	646,724,583	—	$1,259,793		647,984,376
Industrials	2,167,969,450	91,991	23,382		2,168,084,823
Information Technology	997,081,693	44,278	—		997,125,971
Materials	1,040,836,200	—	1,125,848		1,041,962,048
Real Estate	141,014,773	5,525	—		141,020,298
Utilities	52,696,025	—	—		52,696,025
Preferred Stocks
Communication Services	155,258	—	—		155,258
Industrials	4,607,298	—	—		4,607,298
Temporary Cash Investments	127,456,205	—	—		127,456,205
Securities Lending Collateral	—	534,485,715	—		534,485,715

Total Investments in Securities	$12,614,414,109	$534,824,268	$2,409,023	<>	$13,151,647,400

20

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(2,979,047)	—	—	$(2,979,047)

Total Financial Instruments	$(2,979,047)	—	—	$(2,979,047)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

21

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$312,182,300	2.1%

CONSUMER DISCRETIONARY — (14.5%)
	Graham Holdings Co., Class B	96,981	68,019,564	0.5%
#	Group 1 Automotive, Inc.	263,200	77,386,064	0.5%
	Macy’s, Inc.	3,998,728	73,696,557	0.5%
#	Meritage Homes Corp.	575,946	95,457,290	0.6%
#*	Modine Manufacturing Co.	941,518	87,212,812	0.6%
*	Mohawk Industries, Inc.	943,202	108,770,055	0.7%
	PVH Corp.	938,688	102,129,254	0.7%
*	Taylor Morrison Home Corp.	2,499,727	140,009,709	0.9%
#	Thor Industries, Inc.	786,308	78,174,741	0.5%
*	Tri Pointe Homes, Inc.	2,209,349	81,414,511	0.6%
	Other Securities		1,377,138,430	9.2%

TOTAL CONSUMER DISCRETIONARY			2,289,408,987	15.3%

CONSUMER STAPLES — (3.9%)
	Ingredion, Inc.	564,279	64,660,731	0.4%
*	Post Holdings, Inc.	653,700	69,390,255	0.5%
	Other Securities		471,769,888	3.2%

TOTAL CONSUMER STAPLES			605,820,874	4.1%

ENERGY — (11.0%)
#*	CNX Resources Corp.	3,455,708	81,278,252	0.5%
#*	DT Midstream, Inc.	1,191,435	74,107,257	0.5%
	Murphy Oil Corp.	2,274,675	101,541,492	0.7%
	PBF Energy, Inc., Class A	1,921,768	102,372,581	0.7%
	Scorpio Tankers, Inc.	893,863	62,892,201	0.4%
*	Southwestern Energy Co.	10,695,934	80,112,546	0.5%
	Other Securities		1,234,012,288	8.3%

TOTAL ENERGY			1,736,316,617	11.6%

FINANCIALS — (23.3%)
	American Equity Investment Life Holding Co.	1,546,160	86,755,038	0.6%
	Associated Banc-Corp.	3,219,427	67,833,327	0.5%
	Assured Guaranty Ltd.	1,272,526	97,602,744	0.7%
	Bank OZK	1,789,471	79,899,880	0.5%
#	FNB Corp.	7,542,462	100,616,443	0.7%
#	Jackson Financial, Inc., Class A	1,200,996	82,052,047	0.6%
	Janus Henderson Group PLC	2,020,820	63,090,000	0.4%
	MGIC Investment Corp.	4,358,814	88,396,748	0.6%
	Old National Bancorp	4,512,682	74,639,760	0.5%
	Popular, Inc.	963,439	81,882,681	0.6%
	United Bankshares, Inc.	1,941,200	63,011,352	0.4%
	White Mountains Insurance Group Ltd.	40,293	71,646,595	0.5%
	Other Securities		2,711,775,294	18.0%

TOTAL FINANCIALS			3,669,201,909	24.6%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (3.9%)
*	Elanco Animal Health, Inc.	4,832,908	$63,601,069	0.4%
	Perrigo Co. PLC	2,001,455	65,367,520	0.4%
	Other Securities		476,116,408	3.2%

TOTAL HEALTH CARE			605,084,997	4.0%

INDUSTRIALS — (18.5%)
#	Air Lease Corp.	1,906,656	95,790,397	0.6%
#*	Alaska Air Group, Inc.	1,852,448	79,692,313	0.5%
*	Alight, Inc., Class A	6,985,829	63,012,178	0.4%
#	Boise Cascade Co.	651,886	86,224,961	0.6%
	Encore Wire Corp.	348,815	97,444,958	0.7%
*	Gates Industrial Corp. PLC	3,767,726	66,387,332	0.4%
#	GATX Corp.	750,478	91,828,488	0.6%
*	Kirby Corp.	837,100	91,352,723	0.6%
*	SkyWest, Inc.	1,078,678	78,775,854	0.5%
	Other Securities		2,157,466,821	14.6%

TOTAL INDUSTRIALS			2,907,976,025	19.5%

INFORMATION TECHNOLOGY — (6.5%)
	Amkor Technology, Inc.	4,431,293	143,352,329	1.0%
	Avnet, Inc.	1,966,781	96,116,588	0.7%
*	Sanmina Corp.	1,322,942	80,262,891	0.6%
	Other Securities		698,065,413	4.5%

TOTAL INFORMATION TECHNOLOGY			1,017,797,221	6.8%

MATERIALS — (7.7%)
	Ashland, Inc.	721,280	68,759,622	0.5%
	Carpenter Technology Corp.	1,018,558	87,290,421	0.6%
	Commercial Metals Co.	1,935,823	104,031,128	0.7%
	Element Solutions, Inc.	3,805,131	88,012,680	0.6%
#	U.S. Steel Corp.	2,597,186	94,797,289	0.6%
	Other Securities		775,937,804	5.2%

TOTAL MATERIALS			1,218,828,944	8.2%

REAL ESTATE — (0.9%)
	Other Securities		140,748,198	0.9%

UTILITIES — (0.3%)
	Other Securities		51,778,208	0.3%

TOTAL COMMON STOCKS			14,555,144,280	97.4%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	Other Security		167,756	0.0%

INDUSTRIALS — (0.0%)
	Other Security		4,426,342	0.1%

TOTAL PREFERRED STOCKS			4,594,098	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,996,151,707)			14,559,738,378

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (2.6%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	407,039,495	$407,039,495	2.7%

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	67,079,579	775,976,572	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $11,179,186,492)		$15,742,754,445	105.4%

As of April 30, 2024, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,448	06/21/24	$366,222,912	$366,850,800	$627,888

Total Futures Contracts			$366,222,912	$366,850,800	$627,888

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$312,182,300	—	—		$312,182,300
Consumer Discretionary	2,289,057,279	$351,708	—		2,289,408,987
Consumer Staples	604,406,096	1,414,778	—		605,820,874
Energy	1,736,316,617	—	—		1,736,316,617
Financials	3,668,818,827	383,082	—		3,669,201,909
Health Care	603,625,637	—	$1,459,360		605,084,997
Industrials	2,907,872,542	103,483	—		2,907,976,025
Information Technology	1,017,797,221	—	—		1,017,797,221
Materials	1,215,911,672	967,953	1,949,319		1,218,828,944
Real Estate	140,748,198	—	—		140,748,198
Utilities	51,778,208	—	—		51,778,208
Preferred Stocks
Communication Services	167,756	—	—		167,756
Industrials	4,426,342	—	—		4,426,342
Temporary Cash Investments	407,039,495	—	—		407,039,495
Securities Lending Collateral	—	775,976,572	—		775,976,572

Total Investments in Securities	$14,960,148,190	$779,197,576	$3,408,679	<>	$15,742,754,445

Financial Instruments
Assets
Futures Contracts**	627,888	—	—		627,888

Total Financial Instruments	$627,888	—	—		$627,888

**	Valued at the unrealized appreciation/(depreciation) on the investment.

24

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

25

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (7.2%)
* Alphabet, Inc., Class A	2,905,839	$473,012,472	1.5%
* Alphabet, Inc., Class C	2,559,387	421,377,476	1.3%
Comcast Corp., Class A	3,950,603	150,557,480	0.5%
Meta Platforms, Inc., Class A	1,273,355	547,759,120	1.7%
* Netflix, Inc.	170,109	93,668,820	0.3%
Verizon Communications, Inc.	3,523,916	139,159,443	0.4%
Walt Disney Co.	813,577	90,388,405	0.3%
Other Securities		458,193,235	1.3%

TOTAL COMMUNICATION SERVICES		2,374,116,451	7.3%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	4,523,073	791,537,775	2.4%
Home Depot, Inc.	578,985	193,508,367	0.6%
McDonald’s Corp.	392,232	107,095,025	0.3%
* Tesla, Inc.	639,441	117,196,746	0.4%
Other Securities		2,219,024,789	6.8%

TOTAL CONSUMER DISCRETIONARY		3,428,362,702	10.5%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co.	2,283,694	141,063,778	0.4%
Costco Wholesale Corp.	244,634	176,845,919	0.6%
PepsiCo, Inc.	977,554	171,961,524	0.5%
Procter & Gamble Co.	1,494,389	243,884,285	0.8%
Walmart, Inc.	2,593,329	153,914,076	0.5%
Other Securities		1,039,336,461	3.1%

TOTAL CONSUMER STAPLES		1,927,006,043	5.9%

ENERGY — (6.2%)
Chevron Corp.	1,195,783	192,843,924	0.6%
ConocoPhillips	1,164,407	146,272,807	0.5%
Exxon Mobil Corp.	3,891,009	460,189,634	1.4%
Other Securities		1,244,796,654	3.8%

TOTAL ENERGY		2,044,103,019	6.3%

FINANCIALS — (14.5%)
American Express Co.	431,793	101,052,516	0.3%
Bank of America Corp.	3,912,477	144,800,774	0.5%
* Berkshire Hathaway, Inc., Class B	954,456	378,661,329	1.2%
JPMorgan Chase & Co.	2,201,688	422,151,657	1.3%
Mastercard, Inc., Class A	537,761	242,637,763	0.8%
# Visa, Inc., Class A	913,551	245,388,934	0.8%
Wells Fargo & Co.	1,702,102	100,968,691	0.3%
Other Securities		3,162,411,632	9.5%

TOTAL FINANCIALS		4,798,073,296	14.7%

HEALTH CARE — (10.1%)
AbbVie, Inc.	1,188,733	193,335,535	0.6%
Amgen, Inc.	373,973	102,446,164	0.3%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly & Co.	520,601	$406,641,441	1.3%
Johnson & Johnson	1,354,074	195,785,560	0.6%
Merck & Co., Inc.	1,040,904	134,505,615	0.4%
Thermo Fisher Scientific, Inc.	171,737	97,670,267	0.3%
UnitedHealth Group, Inc.	497,708	240,741,360	0.8%
Other Securities		1,965,336,951	6.0%

TOTAL HEALTH CARE		3,336,462,893	10.3%

INDUSTRIALS — (13.0%)
Caterpillar, Inc.	417,155	139,567,548	0.4%
Union Pacific Corp.	454,379	107,760,524	0.3%
Other Securities		4,058,789,749	12.5%

TOTAL INDUSTRIALS		4,306,117,821	13.2%

INFORMATION TECHNOLOGY — (24.1%)
Accenture PLC, Class A	397,785	119,697,484	0.4%
* Adobe, Inc.	255,487	118,247,048	0.4%
* Advanced Micro Devices, Inc.	555,071	87,912,145	0.3%
Apple, Inc.	8,778,323	1,495,211,757	4.6%
Applied Materials, Inc.	568,804	112,992,915	0.4%
Broadcom, Inc.	292,283	380,046,816	1.2%
Cisco Systems, Inc.	2,518,417	118,315,231	0.4%
International Business Machines Corp.	582,556	96,820,807	0.3%
Microsoft Corp.	4,018,013	1,564,333,001	4.8%
NVIDIA Corp.	1,500,449	1,296,417,945	4.0%
Oracle Corp.	840,214	95,574,343	0.3%
QUALCOMM, Inc.	801,076	132,858,455	0.4%
Texas Instruments, Inc.	748,830	132,108,589	0.4%
Other Securities		2,241,870,282	6.6%

TOTAL INFORMATION TECHNOLOGY		7,992,406,818	24.5%

MATERIALS — (3.7%)
Linde PLC	225,284	99,341,233	0.3%
Other Securities		1,132,252,753	3.5%

TOTAL MATERIALS		1,231,593,986	3.8%

REAL ESTATE — (0.3%)
Other Securities		86,369,277	0.3%

UTILITIES — (2.1%)
Other Securities		711,407,127	2.2%

TOTAL COMMON STOCKS		32,236,019,433	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		168,913	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		455,144	0.0%

27

U.S. Core Equity 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,422,948	0.0%

TOTAL PREFERRED STOCKS		2,047,005	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,473,312,729)		32,238,066,438

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	313,041,451	313,041,451	1.0%

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	48,126,464	556,726,934	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $12,343,078,129)		$33,107,834,823	101.7%

As of April 30, 2024, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,130	06/21/24	$294,422,254	$286,285,500	$(8,136,754)

Total Futures Contracts			$294,422,254	$286,285,500	$(8,136,754)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,373,967,155	$149,296	—	$2,374,116,451
Consumer Discretionary	3,428,352,242	10,460	—	3,428,362,702
Consumer Staples	1,926,908,151	97,892	—	1,927,006,043
Energy	2,044,103,019	—	—	2,044,103,019
Financials	4,798,070,696	2,600	—	4,798,073,296
Health Care	3,335,441,892	—	$1,021,001	3,336,462,893
Industrials	4,305,057,297	1,053,368	7,156	4,306,117,821
Information Technology	7,992,207,836	198,982	—	7,992,406,818
Materials	1,231,361,941	—	232,045	1,231,593,986
Real Estate	86,329,812	39,465	—	86,369,277
Utilities	711,407,127	—	—	711,407,127
Preferred Stocks
Communication Services	168,913	—	—	168,913
Consumer Discretionary	455,144	—	—	455,144
Industrials	1,422,948	—	—	1,422,948

28

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Temporary Cash Investments	$313,041,451	—	—		$313,041,451
Securities Lending Collateral	—	$556,726,934	—		556,726,934

Total Investments in Securities	$32,548,295,624	$558,278,997	$1,260,202	<>	$33,107,834,823

Financial Instruments
Liabilities
Futures Contracts**	(8,136,754)	—	—		(8,136,754)

Total Financial Instruments	$(8,136,754)	—	—		$(8,136,754)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

29

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (6.1%)
* Alphabet, Inc., Class A	2,677,497	$435,842,962	1.4%
* Alphabet, Inc., Class C	1,961,540	322,947,946	1.0%
Comcast Corp., Class A	3,103,081	118,258,417	0.4%
Meta Platforms, Inc., Class A	917,389	394,633,226	1.3%
Verizon Communications, Inc.	2,275,706	89,867,630	0.3%
Other Securities		603,813,412	1.8%

TOTAL COMMUNICATION SERVICES		1,965,363,593	6.2%

CONSUMER DISCRETIONARY — (9.9%)
* Amazon.com, Inc.	3,334,764	583,583,700	1.8%
Home Depot, Inc.	543,803	181,749,839	0.6%
Other Securities		2,437,623,588	7.7%

TOTAL CONSUMER DISCRETIONARY		3,202,957,127	10.1%

CONSUMER STAPLES — (5.9%)
Coca-Cola Co.	2,221,306	137,210,072	0.4%
Costco Wholesale Corp.	139,674	100,970,335	0.3%
Kroger Co.	1,328,188	73,555,051	0.2%
PepsiCo, Inc.	986,623	173,556,852	0.6%
Procter & Gamble Co.	1,475,717	240,837,014	0.8%
Walmart, Inc.	2,286,919	135,728,643	0.4%
Other Securities		1,041,286,065	3.3%

TOTAL CONSUMER STAPLES		1,903,144,032	6.0%

ENERGY — (6.3%)
Chevron Corp.	1,182,652	190,726,288	0.6%
ConocoPhillips	1,162,116	145,985,012	0.5%
Exxon Mobil Corp.	2,780,914	328,898,699	1.0%
Other Securities		1,362,524,388	4.3%

TOTAL ENERGY		2,028,134,387	6.4%

FINANCIALS — (15.4%)
Bank of America Corp.	3,352,939	124,092,272	0.4%
* Berkshire Hathaway, Inc., Class B	813,088	322,576,402	1.0%
JPMorgan Chase & Co.	1,819,978	348,962,582	1.1%
Mastercard, Inc., Class A	491,098	221,583,418	0.7%
Morgan Stanley	871,822	79,196,310	0.3%
# Visa, Inc., Class A	909,954	244,422,744	0.8%
Wells Fargo & Co.	1,742,572	103,369,371	0.3%
Other Securities		3,521,717,919	11.0%

TOTAL FINANCIALS		4,965,921,018	15.6%

HEALTH CARE — (10.4%)
AbbVie, Inc.	1,169,550	190,215,612	0.6%
Amgen, Inc.	365,932	100,243,412	0.3%
Eli Lilly & Co.	462,619	361,351,701	1.1%
Johnson & Johnson	1,844,193	266,651,866	0.9%
Merck & Co., Inc.	808,550	104,480,831	0.3%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	2,901,462	$74,335,456	0.2%
Thermo Fisher Scientific, Inc.	147,912	84,120,513	0.3%
UnitedHealth Group, Inc.	503,119	243,358,660	0.8%
Other Securities		1,944,282,835	6.1%

TOTAL HEALTH CARE		3,369,040,886	10.6%

INDUSTRIALS — (14.1%)
Caterpillar, Inc.	426,704	142,762,357	0.5%
Deere & Co.	216,269	84,649,849	0.3%
Honeywell International, Inc.	381,428	73,512,618	0.2%
Lockheed Martin Corp.	161,715	75,186,155	0.2%
Union Pacific Corp.	437,167	103,678,526	0.3%
Other Securities		4,082,935,507	12.8%

TOTAL INDUSTRIALS		4,562,725,012	14.3%

INFORMATION TECHNOLOGY — (23.2%)
Accenture PLC, Class A	449,831	135,358,646	0.4%
* Adobe, Inc.	173,720	80,402,828	0.3%
Apple, Inc.	8,343,456	1,421,140,860	4.5%
Applied Materials, Inc.	476,792	94,714,731	0.3%
Broadcom, Inc.	214,673	279,132,862	0.9%
Cisco Systems, Inc.	2,247,906	105,606,624	0.3%
International Business Machines Corp.	547,292	90,959,930	0.3%
Microsoft Corp.	3,889,402	1,514,260,881	4.8%
NVIDIA Corp.	1,461,559	1,262,816,207	4.0%
Oracle Corp.	832,941	94,747,039	0.3%
QUALCOMM, Inc.	817,724	135,619,525	0.4%
Texas Instruments, Inc.	673,110	118,750,066	0.4%
Other Securities		2,175,982,094	6.7%

TOTAL INFORMATION TECHNOLOGY		7,509,492,293	23.6%

MATERIALS — (4.0%)
Linde PLC	189,850	83,716,256	0.3%
Other Securities		1,217,365,527	3.8%

TOTAL MATERIALS		1,301,081,783	4.1%

REAL ESTATE — (0.3%)
Other Securities		111,388,923	0.3%

UTILITIES — (1.8%)
Other Securities		575,657,050	1.8%

TOTAL COMMON STOCKS		31,494,906,104	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		169,714	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		448,957	0.0%

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,941,644	0.0%

TOTAL PREFERRED STOCKS		2,560,315	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,890,421,919)		31,497,466,419

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	304,555,123	304,555,123	1.0%

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	46,549,580	538,485,536	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $13,733,482,608)		$32,340,507,078	101.7%

As of April 30, 2024, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,081	06/21/24	$272,821,145	$273,871,350	$1,050,205

Total Futures Contracts			$272,821,145	$273,871,350	$1,050,205

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,965,152,427	$211,166	—	$1,965,363,593
Consumer Discretionary	3,202,953,208	3,919	—	3,202,957,127
Consumer Staples	1,903,008,621	135,411	—	1,903,144,032
Energy	2,028,134,387	—	—	2,028,134,387
Financials	4,965,881,037	39,981	—	4,965,921,018
Health Care	3,367,781,388	—	$1,259,498	3,369,040,886
Industrials	4,560,427,866	2,290,149	6,997	4,562,725,012
Information Technology	7,509,312,007	179,935	351	7,509,492,293
Materials	1,300,756,360	—	325,423	1,301,081,783
Real Estate	111,269,958	118,965	—	111,388,923
Utilities	575,657,050	—	—	575,657,050
Preferred Stocks
Communication Services	169,714	—	—	169,714
Consumer Discretionary	448,957	—	—	448,957
Industrials	1,941,644	—	—	1,941,644

32

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Temporary Cash Investments	$304,555,123	—	—		$304,555,123
Securities Lending Collateral	—	$538,485,536	—		538,485,536

Total Investments in Securities	$31,797,449,747	$541,465,062	$1,592,269	<>	$32,340,507,078

Financial Instruments
Assets
Futures Contracts**	1,050,205	—	—		1,050,205

Total Financial Instruments	$1,050,205	—	—		$1,050,205

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

33

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (5.3%)
* Alphabet, Inc., Class A	170,641	$27,776,942	0.6%
* Alphabet, Inc., Class C	174,880	28,792,243	0.6%
Comcast Corp., Class A	440,297	16,779,719	0.4%
Meta Platforms, Inc., Class A	116,165	49,970,698	1.1%
Verizon Communications, Inc.	508,612	20,085,088	0.4%
Walt Disney Co.	87,280	9,696,808	0.2%
Other Securities		104,010,713	2.2%

TOTAL COMMUNICATION SERVICES		257,112,211	5.5%

CONSUMER DISCRETIONARY — (11.3%)
* Amazon.com, Inc.	314,432	55,025,600	1.2%
General Motors Co.	281,807	12,548,866	0.3%
Lennar Corp., Class A	91,957	13,942,520	0.3%
PulteGroup, Inc.	122,349	13,632,126	0.3%
Toll Brothers, Inc.	94,747	11,285,315	0.3%
Other Securities		445,260,139	9.3%

TOTAL CONSUMER DISCRETIONARY		551,694,566	11.7%

CONSUMER STAPLES — (4.6%)
Procter & Gamble Co.	90,151	14,712,643	0.3%
Walmart, Inc.	190,017	11,277,509	0.3%
Other Securities		198,015,267	4.2%

TOTAL CONSUMER STAPLES		224,005,419	4.8%

ENERGY — (9.8%)
Chevron Corp.	183,004	29,513,055	0.6%
ConocoPhillips	107,669	13,525,380	0.3%
Coterra Energy, Inc.	441,905	12,090,521	0.3%
Diamondback Energy, Inc.	88,399	17,779,691	0.4%
EOG Resources, Inc.	74,939	9,901,690	0.2%
Exxon Mobil Corp.	490,358	57,994,641	1.2%
Marathon Petroleum Corp.	85,987	15,625,558	0.3%
Valero Energy Corp.	72,578	11,603,045	0.3%
Other Securities		306,509,678	6.5%

TOTAL ENERGY		474,543,259	10.1%

FINANCIALS — (21.9%)
Bank of America Corp.	491,054	18,173,909	0.4%
Bank of New York Mellon Corp.	248,319	14,027,540	0.3%
* Berkshire Hathaway, Inc., Class B	110,049	43,659,740	0.9%
Discover Financial Services	123,098	15,600,210	0.3%
First Citizens BancShares, Inc., Class A	7,787	13,134,800	0.3%
Hartford Financial Services Group, Inc.	147,540	14,295,151	0.3%
JPMorgan Chase & Co.	273,311	52,404,651	1.1%
Morgan Stanley	121,949	11,077,847	0.2%
Prudential Financial, Inc.	149,872	16,557,859	0.4%
Travelers Cos., Inc.	89,577	19,004,656	0.4%
Wells Fargo & Co.	220,608	13,086,467	0.3%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$835,761,607	17.8%

TOTAL FINANCIALS		1,066,784,437	22.7%

HEALTH CARE — (8.6%)
* Centene Corp.	152,830	11,165,760	0.2%
Cigna Group	32,553	11,622,723	0.3%
Johnson & Johnson	149,782	21,656,979	0.5%
Merck & Co., Inc.	89,572	11,574,494	0.3%
UnitedHealth Group, Inc.	33,343	16,128,009	0.4%
Other Securities		345,750,683	7.2%

TOTAL HEALTH CARE		417,898,648	8.9%

INDUSTRIALS — (16.5%)
EMCOR Group, Inc.	27,082	9,672,878	0.2%
Johnson Controls International PLC	191,281	12,446,655	0.3%
RTX Corp.	107,084	10,871,168	0.2%
Other Securities		770,218,054	16.4%

TOTAL INDUSTRIALS		803,208,755	17.1%

INFORMATION TECHNOLOGY — (9.5%)
* Advanced Micro Devices, Inc.	75,622	11,977,012	0.3%
Amkor Technology, Inc.	308,829	9,990,618	0.2%
Intel Corp.	359,241	10,946,073	0.2%
Micron Technology, Inc.	131,794	14,887,450	0.3%
#* Super Micro Computer, Inc.	40,553	34,826,916	0.7%
Other Securities		377,956,048	8.1%

TOTAL INFORMATION TECHNOLOGY		460,584,117	9.8%

MATERIALS — (6.7%)
Dow, Inc.	258,845	14,728,280	0.3%
Linde PLC	28,454	12,547,076	0.3%
Nucor Corp.	119,369	20,117,258	0.4%
Steel Dynamics, Inc.	93,151	12,120,808	0.3%
Other Securities		266,881,356	5.6%

TOTAL MATERIALS		326,394,778	6.9%

REAL ESTATE — (0.6%)
Other Securities		26,709,219	0.6%

UTILITIES — (0.8%)
Other Securities		40,526,088	0.9%

TOTAL COMMON STOCKS		4,649,461,497	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		168,157	0.0%

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$629,375	0.0%

TOTAL PREFERRED STOCKS		797,532	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,185,388,231)		4,650,259,029

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	44,644,690	44,644,690	1.0%

SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	14,719,112	170,270,687	3.6%

TOTAL INVESTMENTS—(100.0%) (Cost $2,400,303,608)		$4,865,174,406	103.6%

As of April 30, 2024, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	06/21/24	$41,168,374	$40,029,300	$(1,139,074)

Total Futures Contracts			$41,168,374	$40,029,300	$(1,139,074)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$257,029,797	$82,414	—		$257,112,211
Consumer Discretionary	551,640,402	54,164	—		551,694,566
Consumer Staples	223,931,735	73,684	—		224,005,419
Energy	474,543,259	—	—		474,543,259
Financials	1,066,759,499	24,938	—		1,066,784,437
Health Care	417,270,917	588	$627,143		417,898,648
Industrials	802,646,857	558,618	3,280		803,208,755
Information Technology	460,480,150	103,967	—		460,584,117
Materials	326,300,574	—	94,204		326,394,778
Real Estate	26,696,064	13,155	—		26,709,219
Utilities	40,526,088	—	—		40,526,088
Preferred Stocks
Communication Services	168,157	—	—		168,157
Industrials	629,375	—	—		629,375
Temporary Cash Investments	44,644,690	—	—		44,644,690
Securities Lending Collateral	—	170,270,687	—		170,270,687

Total Investments in Securities	$4,693,267,564	$171,182,215	$724,627	<>	$4,865,174,406

36

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(1,139,074)	—	—	$(1,139,074)

Total Financial Instruments	$(1,139,074)	—	—	$(1,139,074)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

37

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.3%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$330,579,185	2.2%

CONSUMER DISCRETIONARY — (13.3%)
#*	Abercrombie & Fitch Co., Class A	307,692	37,390,732	0.3%
#	Installed Building Products, Inc.	204,686	48,250,631	0.3%
	KB Home	580,762	37,610,147	0.3%
	Meritage Homes Corp.	232,019	38,454,829	0.3%
#	Signet Jewelers Ltd.	323,386	31,701,530	0.2%
*	Taylor Morrison Home Corp.	788,528	44,165,453	0.3%
*	Valvoline, Inc.	876,190	37,255,599	0.3%
	Other Securities		1,872,714,672	12.4%

TOTAL CONSUMER DISCRETIONARY			2,147,543,593	14.4%

CONSUMER STAPLES — (4.1%)
	Coca-Cola Consolidated, Inc.	51,279	42,356,454	0.3%
#*	elf Beauty, Inc.	263,111	42,763,431	0.3%
*	Sprouts Farmers Market, Inc.	644,318	42,544,318	0.3%
	Other Securities		527,072,555	3.5%

TOTAL CONSUMER STAPLES			654,736,758	4.4%

ENERGY — (5.3%)
#	SM Energy Co.	724,577	35,134,739	0.2%
	Other Securities		817,335,508	5.5%

TOTAL ENERGY			852,470,247	5.7%

FINANCIALS — (18.0%)
	Evercore, Inc., Class A	245,542	44,565,873	0.3%
	FirstCash Holdings, Inc.	296,366	33,483,431	0.2%
	RLI Corp.	227,887	32,211,827	0.2%
	Selective Insurance Group, Inc.	392,412	39,888,680	0.3%
	White Mountains Insurance Group Ltd.	19,195	34,131,397	0.2%
	Other Securities		2,732,983,880	18.4%

TOTAL FINANCIALS			2,917,265,088	19.6%

HEALTH CARE — (8.4%)
*	CorVel Corp.	146,325	34,949,726	0.2%
#	Ensign Group, Inc.	373,872	44,251,490	0.3%
*	Tenet Healthcare Corp.	341,457	38,342,207	0.3%
	Other Securities		1,241,443,628	8.3%

TOTAL HEALTH CARE			1,358,987,051	9.1%

INDUSTRIALS — (19.9%)
#	AAON, Inc.	532,919	50,142,349	0.3%
	Acuity Brands, Inc.	134,727	33,452,714	0.2%
	Applied Industrial Technologies, Inc.	248,688	45,572,076	0.3%
	Armstrong World Industries, Inc.	322,195	37,013,762	0.3%
#	Atkore, Inc.	241,573	42,347,747	0.3%
*	Beacon Roofing Supply, Inc.	454,581	44,789,866	0.3%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#	Boise Cascade Co.	301,831	$39,923,186	0.3%
#	Comfort Systems USA, Inc.	262,154	81,113,069	0.6%
	Federal Signal Corp.	401,231	32,620,080	0.2%
*	FTI Consulting, Inc.	155,073	33,159,260	0.2%
	Moog, Inc., Class A	206,931	32,916,514	0.2%
	MSA Safety, Inc.	252,424	45,537,290	0.3%
#	Mueller Industries, Inc.	755,017	42,145,049	0.3%
#	Simpson Manufacturing Co., Inc.	335,531	58,345,486	0.4%
	Timken Co.	422,591	37,703,569	0.3%
	UFP Industries, Inc.	399,275	44,998,292	0.3%
	Watts Water Technologies, Inc., Class A	180,152	35,752,966	0.2%
	Other Securities		2,490,074,597	16.7%

TOTAL INDUSTRIALS			3,227,607,872	21.7%

INFORMATION TECHNOLOGY — (11.5%)
	Amkor Technology, Inc.	1,421,213	45,976,241	0.3%
#	Badger Meter, Inc.	192,848	35,275,756	0.2%
*	Fabrinet	238,552	41,286,195	0.3%
#*	Insight Enterprises, Inc.	218,092	39,817,056	0.3%
#*	Novanta, Inc.	235,809	36,904,108	0.2%
#*	Onto Innovation, Inc.	284,331	52,740,557	0.4%
*	Qualys, Inc.	264,495	43,353,375	0.3%
	Other Securities		1,565,829,414	10.5%

TOTAL INFORMATION TECHNOLOGY			1,861,182,702	12.5%

MATERIALS — (5.6%)
#*	ATI, Inc.	615,494	36,744,992	0.3%
#	Cabot Corp.	370,571	33,807,192	0.2%
	Commercial Metals Co.	715,898	38,472,359	0.3%
	Eagle Materials, Inc.	130,521	32,722,920	0.2%
#	Element Solutions, Inc.	1,739,840	40,242,499	0.3%
	Louisiana-Pacific Corp.	475,096	34,772,276	0.2%
	Other Securities		694,075,593	4.6%

TOTAL MATERIALS			910,837,831	6.1%

REAL ESTATE — (0.6%)
	Other Securities		96,704,284	0.6%

UTILITIES — (2.6%)
	Other Securities		411,785,654	2.8%

TOTAL COMMON STOCKS			14,769,700,265	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		151,988	0.0%

INDUSTRIALS — (0.0%)
	Other Security		3,399,850	0.0%

TOTAL PREFERRED STOCKS			3,551,838	0.0%

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
Other Security		$127	0.0%

TOTAL RIGHTS/WARRANTS		127	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,488,672,281)		14,773,252,230

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	139,331,546	139,331,546	0.9%

SECURITIES LENDING COLLATERAL — (7.9%)
@§ The DFA Short Term Investment Fund	110,365,111	1,276,703,601	8.6%

TOTAL INVESTMENTS—(100.0%) (Cost $9,904,718,683)		$16,189,287,377	108.6%

As of April 30, 2024, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	527	06/21/24	$138,389,383	$133,515,450	$(4,873,933)

Total Futures Contracts			$138,389,383	$133,515,450	$(4,873,933)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$330,538,617	$40,568	—	$330,579,185
Consumer Discretionary	2,147,543,593	—	—	2,147,543,593
Consumer Staples	654,572,191	164,567	—	654,736,758
Energy	852,470,247	—	—	852,470,247
Financials	2,917,183,245	81,843	—	2,917,265,088
Health Care	1,356,677,026	—	$2,310,025	1,358,987,051
Industrials	3,227,588,946	11,067	7,859	3,227,607,872
Information Technology	1,861,175,637	—	7,065	1,861,182,702
Materials	909,991,823	—	846,008	910,837,831
Real Estate	96,695,514	8,770	—	96,704,284
Utilities	411,785,654	—	—	411,785,654
Preferred Stocks
Communication Services	151,988	—	—	151,988
Industrials	3,399,850	—	—	3,399,850

40

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Financials	—	$127	—		$127
Temporary Cash Investments	$139,331,546	—	—		139,331,546
Securities Lending Collateral	—	1,276,703,601	—		1,276,703,601

Total Investments in Securities	$14,909,105,877	$1,277,010,543	$3,170,957	<>	$16,189,287,377

Financial Instruments
Liabilities
Futures Contracts**	(4,873,933)	—	—		(4,873,933)

Total Financial Instruments	$(4,873,933)	—	—		$(4,873,933)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

41

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.4%)
COMMUNICATION SERVICES — (2.6%)
	Other Securities		$189,925,966	2.8%

CONSUMER DISCRETIONARY — (13.9%)
#*	Abercrombie & Fitch Co., Class A	309,087	37,560,252	0.6%
#	American Eagle Outfitters, Inc.	862,452	20,923,086	0.3%
#*	Boot Barn Holdings, Inc.	218,493	23,262,950	0.3%
*	Cavco Industries, Inc.	67,389	24,543,748	0.4%
#*	Modine Manufacturing Co.	300,478	27,833,277	0.4%
*	ODP Corp.	343,644	17,494,916	0.3%
#	Signet Jewelers Ltd.	195,670	19,181,530	0.3%
#*	Stride, Inc.	307,962	20,556,463	0.3%
*	Tri Pointe Homes, Inc.	625,733	23,058,261	0.3%
#*	Vista Outdoor, Inc.	499,839	17,539,351	0.3%
	Other Securities		774,607,746	11.4%

TOTAL CONSUMER DISCRETIONARY			1,006,561,580	14.9%

CONSUMER STAPLES — (3.6%)
	Other Securities		263,390,513	3.9%

ENERGY — (5.3%)
	CNX Resources Corp.	1,161,237	27,312,294	0.4%
	Scorpio Tankers, Inc.	281,079	19,776,719	0.3%
#*	Tidewater, Inc.	228,378	20,976,519	0.3%
	Other Securities		315,429,094	4.7%

TOTAL ENERGY			383,494,626	5.7%

FINANCIALS — (19.3%)
	BancFirst Corp.	237,248	21,155,404	0.3%
	First BanCorp.	1,576,127	27,188,191	0.4%
*	NMI Holdings, Inc., Class A	581,320	17,939,535	0.3%
	Piper Sandler Cos	134,207	26,276,389	0.4%
	Other Securities		1,305,542,916	19.2%

TOTAL FINANCIALS			1,398,102,435	20.6%

HEALTH CARE — (10.3%)
*	CorVel Corp.	158,162	37,776,994	0.6%
#*	Krystal Biotech, Inc.	144,924	22,190,763	0.3%
*	Prestige Consumer Healthcare, Inc.	285,192	20,465,378	0.3%
*	RadNet, Inc.	388,934	18,863,299	0.3%
	Other Securities		650,894,171	9.6%

TOTAL HEALTH CARE			750,190,605	11.1%

INDUSTRIALS — (18.9%)
*	AAR Corp.	264,917	18,316,361	0.3%
*	AeroVironment, Inc.	140,696	22,481,814	0.3%
	Alamo Group, Inc.	91,149	17,717,543	0.3%
#	ArcBest Corp.	191,857	21,278,860	0.3%
	Boise Cascade Co.	282,825	37,409,263	0.6%
	CBIZ, Inc.	406,188	28,912,462	0.4%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Encore Wire Corp.	84,933	$23,726,883	0.4%
Enpro, Inc.	125,591	18,854,977	0.3%
ESCO Technologies, Inc.	174,924	17,746,040	0.3%
Federal Signal Corp.	239,038	19,433,789	0.3%
* GMS, Inc.	223,238	20,653,980	0.3%
Griffon Corp.	402,713	26,385,756	0.4%
ICF International, Inc.	129,423	18,674,445	0.3%
* IES Holdings, Inc.	156,480	21,143,578	0.3%
# Kadant, Inc.	84,503	23,136,076	0.3%
Matson, Inc.	225,848	24,341,897	0.4%
McGrath RentCorp.	167,761	17,893,388	0.3%
* MYR Group, Inc.	136,039	22,616,484	0.3%
* SPX Technologies, Inc.	173,830	21,174,232	0.3%
Other Securities		950,350,130	13.9%

TOTAL INDUSTRIALS		1,372,247,958	20.3%

INFORMATION TECHNOLOGY — (10.2%)
* FormFactor, Inc.	482,486	21,514,051	0.3%
* Plexus Corp.	205,049	20,712,000	0.3%
Other Securities		699,378,613	10.3%

TOTAL INFORMATION TECHNOLOGY		741,604,664	10.9%

MATERIALS — (5.1%)
# Alpha Metallurgical Resources, Inc.	65,382	21,387,760	0.3%
Carpenter Technology Corp.	256,503	21,982,307	0.3%
Innospec, Inc.	180,162	21,619,440	0.3%
Materion Corp.	151,333	17,394,215	0.3%
U.S. Lime & Minerals, Inc.	58,620	18,172,200	0.3%
Other Securities		272,128,845	4.0%

TOTAL MATERIALS		372,684,767	5.5%

REAL ESTATE — (1.1%)
# St. Joe Co.	421,390	24,103,508	0.4%
Other Securities		52,751,473	0.7%

TOTAL REAL ESTATE		76,854,981	1.1%

UTILITIES — (2.1%)
# Otter Tail Corp.	270,818	23,117,024	0.3%
Other Securities		126,651,110	1.9%

TOTAL UTILITIES		149,768,134	2.2%

TOTAL COMMON STOCKS		6,704,826,229	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		162,397	0.0%

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,465,278	0.0%

TOTAL PREFERRED STOCKS		1,627,675	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,764,183,110)		6,706,453,904

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	65,400,025	65,400,025	1.0%

SECURITIES LENDING COLLATERAL — (6.7%)
@§ The DFA Short Term Investment Fund	42,232,036	488,540,195	7.2%

TOTAL INVESTMENTS—(100.0%) (Cost $4,318,116,864)		$7,260,394,124	107.2%

As of April 30, 2024, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	243	06/21/24	$62,217,347	$61,564,050	$(653,297)

Total Futures Contracts			$62,217,347	$61,564,050	$(653,297)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$189,757,360	$168,606	—		$189,925,966
Consumer Discretionary	1,006,347,048	214,532	—		1,006,561,580
Consumer Staples	262,735,545	654,968	—		263,390,513
Energy	383,494,626	—	—		383,494,626
Financials	1,397,870,136	232,299	—		1,398,102,435
Health Care	748,694,041	—	$1,496,564		750,190,605
Industrials	1,372,218,507	—	29,451		1,372,247,958
Information Technology	741,601,740	—	2,924		741,604,664
Materials	372,212,863	—	471,904		372,684,767
Real Estate	76,736,586	118,395	—		76,854,981
Utilities	149,768,134	—	—		149,768,134
Preferred Stocks
Communication Services	162,397	—	—		162,397
Industrials	1,465,278	—	—		1,465,278
Temporary Cash Investments	65,400,025	—	—		65,400,025
Securities Lending Collateral	—	488,540,195	—		488,540,195

Total Investments in Securities	$6,768,464,286	$489,928,995	$2,000,843	<>	$7,260,394,124

44

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(653,297)	—	—	$(653,297)

Total Financial Instruments	$(653,297)	—	—	$(653,297)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (0.7%)
Other Securities		$35,087,886	0.7%

CONSUMER DISCRETIONARY — (9.9%)
Home Depot, Inc.	400,450	133,838,399	2.7%
Ross Stores, Inc.	295,258	38,250,674	0.8%
* Royal Caribbean Cruises Ltd.	201,738	28,168,677	0.6%
TJX Cos., Inc.	600,719	56,521,651	1.1%
Other Securities		233,430,413	4.7%

TOTAL CONSUMER DISCRETIONARY		490,209,814	9.9%

CONSUMER STAPLES — (10.1%)
Coca-Cola Co.	1,429,132	88,277,484	1.8%
Kroger Co.	743,305	41,164,231	0.8%
PepsiCo, Inc.	689,790	121,340,959	2.5%
Procter & Gamble Co.	274,144	44,740,301	0.9%
Sysco Corp.	391,024	29,060,904	0.6%
Target Corp.	269,232	43,340,967	0.9%
Other Securities		132,197,032	2.6%

TOTAL CONSUMER STAPLES		500,121,878	10.1%

ENERGY — (5.8%)
Cheniere Energy, Inc.	193,073	30,470,781	0.6%
ConocoPhillips	445,887	56,012,325	1.1%
Devon Energy Corp.	572,583	29,304,798	0.6%
Occidental Petroleum Corp.	515,971	34,126,322	0.7%
Other Securities		136,660,183	2.8%

TOTAL ENERGY		286,574,409	5.8%

FINANCIALS — (10.9%)
American Express Co.	225,384	52,746,617	1.1%
Ameriprise Financial, Inc.	106,466	43,841,634	0.9%
Mastercard, Inc., Class A	325,683	146,948,170	3.0%
# Visa, Inc., Class A	777,312	208,793,776	4.2%
Other Securities		88,022,097	1.7%

TOTAL FINANCIALS		540,352,294	10.9%

HEALTH CARE — (16.0%)
AbbVie, Inc.	819,687	133,313,894	2.7%
Amgen, Inc.	263,714	72,241,813	1.5%
Bristol-Myers Squibb Co.	1,046,076	45,964,579	0.9%
Eli Lilly & Co.	304,063	237,503,609	4.8%
Gilead Sciences, Inc.	686,662	44,770,362	0.9%
* IDEXX Laboratories, Inc.	63,140	31,112,866	0.6%
Johnson & Johnson	970,803	140,368,406	2.8%
Zoetis, Inc.	195,153	31,076,164	0.6%
Other Securities		54,344,612	1.2%

TOTAL HEALTH CARE		790,696,305	16.0%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (16.6%)
Automatic Data Processing, Inc.	186,986	$45,230,044	0.9%
Caterpillar, Inc.	272,530	91,180,362	1.9%
Deere & Co.	143,891	56,320,376	1.1%
Delta Air Lines, Inc.	579,429	29,012,010	0.6%
Ferguson PLC	174,587	36,645,811	0.7%
Honeywell International, Inc.	271,386	52,304,224	1.1%
Illinois Tool Works, Inc.	135,400	33,052,494	0.7%
Lockheed Martin Corp.	112,034	52,087,968	1.1%
Union Pacific Corp.	319,265	75,716,887	1.5%
United Parcel Service, Inc., Class B	392,703	57,915,838	1.2%
# United Rentals, Inc.	43,257	28,895,243	0.6%
Waste Management, Inc.	218,335	45,418,047	0.9%
Other Securities		214,804,709	4.3%

TOTAL INDUSTRIALS		818,584,013	16.6%

INFORMATION TECHNOLOGY — (27.9%)
Apple, Inc.	1,506,943	256,677,601	5.2%
Broadcom, Inc.	117,837	153,219,916	3.1%
International Business Machines Corp.	476,470	79,189,314	1.6%
KLA Corp.	62,338	42,968,960	0.9%
Lam Research Corp.	57,368	51,310,513	1.0%
Microsoft Corp.	611,844	238,209,224	4.8%
NVIDIA Corp.	247,401	213,759,412	4.3%
NXP Semiconductors NV	110,676	28,354,084	0.6%
Oracle Corp.	717,589	81,625,749	1.6%
Texas Instruments, Inc.	450,160	79,417,227	1.6%
Other Securities		155,614,400	3.2%

TOTAL INFORMATION TECHNOLOGY		1,380,346,400	27.9%

MATERIALS — (1.0%)
Sherwin-Williams Co.	103,032	30,869,417	0.6%
Other Securities		15,676,478	0.4%

TOTAL MATERIALS		46,545,895	1.0%

UTILITIES — (0.2%)
Other Securities		11,155,130	0.2%

TOTAL COMMON STOCKS (Cost $3,337,302,712)		4,899,674,024	99.1%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	44,755,708	44,755,708	0.9%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	105,696	1,222,693	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $3,383,281,015)		$4,945,652,425	100.0%

47

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2024, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,828,231	$34,962,300	$134,069

Total Futures Contracts			$34,828,231	$34,962,300	$134,069

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$35,087,886	—	—	$35,087,886
Consumer Discretionary	490,209,814	—	—	490,209,814
Consumer Staples	500,121,878	—	—	500,121,878
Energy	286,574,409	—	—	286,574,409
Financials	540,352,294	—	—	540,352,294
Health Care	790,696,305	—	—	790,696,305
Industrials	818,584,013	—	—	818,584,013
Information Technology	1,380,346,400	—	—	1,380,346,400
Materials	46,545,895	—	—	46,545,895
Utilities	11,155,130	—	—	11,155,130
Temporary Cash Investments	44,755,708	—	—	44,755,708
Securities Lending Collateral	—	$1,222,693	—	1,222,693

Total Investments in Securities	$4,944,429,732	$1,222,693	—	$4,945,652,425

Financial Instruments
Assets
Futures Contracts**	134,069	—	—	134,069

Total Financial Instruments	$134,069	—	—	$134,069

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

48

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
REAL ESTATE — (98.4%)
Agree Realty Corp.	569,263	$32,573,229	0.5%
Alexandria Real Estate Equities, Inc.	941,006	109,034,365	1.7%
American Homes 4 Rent, Class A	1,854,772	66,400,838	1.0%
American Tower Corp.	2,658,274	456,053,487	7.0%
Americold Realty Trust, Inc.	1,605,427	35,271,231	0.5%
Apartment Income REIT Corp.	818,418	31,410,883	0.5%
AvalonBay Communities, Inc.	804,395	152,489,160	2.4%
Boston Properties, Inc.	843,818	52,223,896	0.8%
Brixmor Property Group, Inc.	1,701,839	37,610,642	0.6%
Camden Property Trust	605,959	60,401,993	0.9%
Crown Castle, Inc.	2,466,463	231,304,900	3.6%
CubeSmart.	1,273,294	51,492,009	0.8%
Digital Realty Trust, Inc.	1,758,298	244,016,596	3.8%
EastGroup Properties, Inc.	270,603	42,040,882	0.7%
Equinix, Inc.	538,256	382,759,224	5.9%
Equity LifeStyle Properties, Inc.	1,004,219	60,544,364	0.9%
Equity Residential	2,038,988	131,310,827	2.0%
Essex Property Trust, Inc.	363,648	89,548,320	1.4%
Extra Space Storage, Inc.	1,199,654	161,089,539	2.5%
Federal Realty Investment Trust	421,484	43,905,988	0.7%
First Industrial Realty Trust, Inc.	747,722	33,961,533	0.5%
Gaming & Leisure Properties, Inc.	1,533,707	65,535,300	1.0%
Healthcare Realty Trust, Inc., Class A	2,153,562	30,645,187	0.5%
Healthpeak Properties, Inc.	4,009,893	74,624,109	1.2%
Host Hotels & Resorts, Inc.	3,985,010	75,197,139	1.2%
Invitation Homes, Inc.	3,465,975	118,536,345	1.8%
Iron Mountain, Inc.	1,660,021	128,684,828	2.0%
Kimco Realty Corp.	3,819,674	71,160,527	1.1%
Kite Realty Group Trust	1,239,531	27,021,776	0.4%
Lamar Advertising Co., Class A	496,918	57,567,950	0.9%
Mid-America Apartment Communities, Inc.	660,888	85,915,440	1.3%
NNN REIT, Inc.	1,032,246	41,836,930	0.6%
Omega Healthcare Investors, Inc.	1,387,389	42,190,500	0.7%
Prologis, Inc.	5,215,444	532,236,060	8.2%
Public Storage	899,490	233,372,681	3.6%
Realty Income Corp.	4,776,584	255,738,307	3.9%
Regency Centers Corp.	947,124	56,088,683	0.9%
Rexford Industrial Realty, Inc.	1,220,255	52,239,117	0.8%
Ryman Hospitality Properties, Inc.	321,354	33,896,420	0.5%
SBA Communications Corp.	612,485	113,995,708	1.8%
Simon Property Group, Inc.	1,847,843	259,677,377	4.0%
STAG Industrial, Inc.	1,026,618	35,305,393	0.5%
Sun Communities, Inc.	705,942	78,585,463	1.2%
Terreno Realty Corp.	510,332	27,736,544	0.4%
UDR, Inc.	1,772,273	67,488,156	1.0%
Ventas, Inc.	2,286,999	101,268,316	1.6%
VICI Properties, Inc.	5,894,872	168,298,596	2.6%
Welltower, Inc.	3,209,985	305,847,371	4.7%
WP Carey, Inc.	1,241,072	68,060,388	1.1%

49

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$712,304,823	10.8%

TOTAL COMMON STOCKS (Cost $4,317,984,570)		6,426,499,340	99.0%

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	62,161,102	62,161,102	1.0%

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	3,429,361	39,670,844	0.6%

TOTAL INVESTMENTS—(100.0%) (Cost $4,419,818,637)		$6,528,331,286	100.6%

As of April 30, 2024, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	217	06/21/24	$56,572,740	$54,976,950	$(1,595,790)

Total Futures Contracts			$56,572,740	$54,976,950	$(1,595,790)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$6,426,499,340	—	—	$6,426,499,340
Temporary Cash Investments	62,161,102	—	—	62,161,102
Securities Lending Collateral	—	$39,670,844	—	39,670,844

Total Investments in Securities	$6,488,660,442	$39,670,844	—	$6,528,331,286

Financial Instruments
Liabilities
Futures Contracts**	(1,595,790)	—	—	(1,595,790)

Total Financial Instruments	$(1,595,790)	—	—	$(1,595,790)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$23,841,421	—
Investment Securities at Value (including $2,064, $23,741, $0 and $667,396 of securities on loan, respectively)	$201,916	$1,739,292	—	$12,489,705
Temporary Cash Investments at Value & Cost	—	7,728	—	127,456
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $2,113, $7,620, $0 and $534,482, respectively)	2,113	7,620	—	534,486
Segregated Cash for Futures Contracts	—	—	—	5,357
Foreign Currencies at Value	2	—	—	—
Cash	16,880	—	4,581	—
Receivables:
Investment Securities Sold	—	1,907	—	12,309
Dividends and Interest	1,467	1,057	—	6,376
Securities Lending Income	—	4	—	107
Fund Shares Sold	5	216	5,894	4,244
Unrealized Gain on Forward Currency Contracts	344	—	—	—
Prepaid Expenses and Other Assets	12	14	71	66

Total Assets	222,739	1,757,838	23,851,967	13,180,106

LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,112	7,633	—	534,847
Investment Securities Purchased	10,005	4,849	—	—
Fund Shares Redeemed	303	2,360	11,018	6,359
Due to Advisor	18	146	1,801	2,788
Futures Margin Variation	3,336	—	—	1,816
Unrealized Loss on Forward Currency Contracts	209	—	—	—
Accrued Expenses and Other Liabilities	33	78	926	635

Total Liabilities	16,016	15,066	13,745	546,445

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$206,723	$1,742,772	$23,838,222	$12,633,661

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $206,723; $1,742,772; $23,838,222 and $12,633,661, respectively and shares outstanding of 15,747,847, 62,072,926, 506,129,295 and 404,348,821, respectively, $0.01 Par Value (1)	$13.13	$28.08	$47.10	$31.24

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$204,659	$712,400	N/A	$8,615,430

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$228,471	$626,842	$12,947,758	$8,072,000
Total Distributable Earnings (Loss)	(21,748)	1,115,930	10,890,464	4,561,661

NET ASSETS	$206,723	$1,742,772	$23,838,222	$12,633,661

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $858,306, $694,660, $834,518 and $228,852 of securities on loan, respectively)	$14,559,738	$32,238,066	$31,497,466	$4,650,259
Temporary Cash Investments at Value & Cost	407,039	313,041	304,555	44,645
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $775,995, $556,724, $538,506 and $170,271, respectively)	775,977	556,727	538,486	170,271
Segregated Cash for Futures Contracts	17,086	13,334	12,756	1,864
Cash	—	—	425	—
Receivables:
Investment Securities Sold	6,486	9,886	16,049	2,014
Dividends and Interest	6,580	20,622	19,558	2,908
Securities Lending Income	112	167	179	43
Fund Shares Sold	4,904	9,061	6,477	2,236
Prepaid Expenses and Other Assets	68	151	90	28

Total Assets	15,777,990	33,161,055	32,396,041	4,874,268

LIABILITIES:
Payables:
Upon Return of Securities Loaned	776,025	557,130	538,987	170,364
Investment Securities Purchased	38,414	12,385	14,132	4,433
Fund Shares Redeemed	13,193	18,048	19,540	2,460
Due to Advisor	3,506	3,269	3,873	984
Futures Margin Variation	5,293	4,520	4,324	632
Accrued Expenses and Other Liabilities	746	913	1,092	170

Total Liabilities	837,177	596,265	581,948	179,043

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,940,813	$32,564,790	$31,814,093	$4,695,225

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $14,940,813; $32,564,790; $31,814,093 and $4,695,225, respectively and shares outstanding of 337,490,794, 859,079,173, 936,976,506 and 188,838,513, respectively, $0.01 Par Value (1)	$44.27	$37.91	$33.95	$24.86

(1) NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,996,152	$11,473,313	$12,890,422	$2,185,388

NET ASSETS CONSIST OF:
Paid-In Capital	$9,301,465	$10,917,259	$10,837,139	$1,993,870
Total Distributable Earnings (Loss)	5,639,348	21,647,531	20,976,954	2,701,355

NET ASSETS	$14,940,813	$32,564,790	$31,814,093	$4,695,225

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,589,011, $556,902, $108,639 and $46,243 of securities on loan, respectively)	$14,773,252	$6,706,454	$4,899,674	$6,426,499
Temporary Cash Investments at Value & Cost	139,332	65,400	44,756	62,161
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,276,715, $488,534, $1,223 and $39,673, respectively)	1,276,704	488,540	1,223	39,671
Segregated Cash for Futures Contracts	6,840	2,867	1,628	2,561
Cash	1,783	—	—	—
Receivables:
Investment Securities Sold	4,317	2,774	2,000	—
Dividends and Interest	5,789	3,578	4,334	4,711
Securities Lending Income	155	93	14	66
Fund Shares Sold	6,080	2,348	1,318	3,285
Prepaid Expenses and Other Assets	77	41	44	39

Total Assets	16,214,329	7,272,095	4,954,991	6,538,993

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,277,175	488,676	1,211	39,993
Investment Securities Purchased	3,683	944	—	—
Fund Shares Redeemed	20,670	4,271	6,015	5,522
Due to Advisor	3,113	2,158	795	838
Futures Margin Variation	1,702	972	552	868
Accrued Expenses and Other Liabilities	651	333	253	386

Total Liabilities	1,306,994	497,354	8,826	47,607

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,907,335	$6,774,741	$4,946,165	$6,491,386

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $14,907,335; $6,774,741; $4,946,165 and $6,491,386, respectively and shares outstanding of 340,501,853, 263,649,965, 228,395,693 and 182,233,906, respectively, $0.01 Par Value (1)	$43.78	$25.70	$21.66	$35.62

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost.	$8,488,672	$3,764,183	$3,337,303	$4,317,985

NET ASSETS CONSIST OF:
Paid-In Capital	$7,989,313	$3,646,877	$2,998,167	$4,271,743
Total Distributable Earnings (Loss)	6,918,022	3,127,864	1,947,998	2,219,643

NET ASSETS	$14,907,335	$6,774,741	$4,946,165	$6,491,386

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$288,970	—
Interest	—	—	2,523	—
Income from Securities Lending, Net	—	—	736	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,467)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	279,762	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $5, $0 and $271, respectively)	—	$13,935	—	$123,149
Interest	$4,146	—	—	—
Income from Securities Lending, Net	4	62	—	795

Total Fund Investment Income	4,150	13,997	—	123,944

Fund Expenses
Investment Management Fees	132	856	22,216	16,880
Accounting & Transfer Agent Fees	24	144	1,554	601
S&P 500® Fees	6	—	—	—
Custodian Fees	2	10	1	96
Filing Fees	10	16	67	57
Shareholders’ Reports	11	19	175	166
Directors’/Trustees’ Fees & Expenses	1	6	81	43
Professional Fees	2	11	122	77
Other	3	122	1,322	879

Total Fund Expenses.	191	1,184	25,538	18,799

Fees Waived, Expenses Reimbursed by Advisor (Note C)	27	—	11,708	167
Fees Paid Indirectly (Note C)	1	—	—	—

Net Expenses	163	1,184	13,830	18,632

Net Investment Income (Loss)	3,987	12,813	265,932	105,312

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(647)	26,517	—	(99,229)
Affiliated Investment Companies Shares Sold	—	—	—	23
Transactions Allocated from Affiliated Investment Company**	—	—	1,499,748	—
Futures	22,492	252	—	24,741
Foreign Currency Transactions	(13)	—	—	—
Forward Currency Contracts	(443)	—	—	—
In-Kind Redemptions	—	62,525	—	765,578
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	3,726	229,505	—	1,244,788
Affiliated Investment Companies Shares	—	—	—	20
Transactions Allocated from Affiliated Investment Company***	—	—	2,531,765	—
Futures	13,094	—	—	(1,832)
Translation of Foreign Currency-Denominated Amounts	2	—	—	—
Forward Currency Contracts	(13)	—	—	—

Net Realized and Unrealized Gain (Loss)	38,198	318,799	4,031,513	1,934,089

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,185	$331,612	$4,297,445	$2,039,401

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $321, $91, $108 and $26, respectively)	$147,995	$264,604	$262,849	$42,847
Income from Securities Lending, Net	821	1,827	1,630	379

Total Investment Income	148,816	266,431	264,479	43,226

Expenses
Investment Management Fees	20,673	19,093	25,178	5,769
Accounting & Transfer Agent Fees	1,100	2,557	2,353	400
Custodian Fees	99	154	163	31
Filing Fees	65	120	92	22
Shareholders’ Reports	166	154	157	48
Directors’/Trustees’ Fees & Expenses	50	107	108	15
Professional Fees	88	189	190	28
Other	657	1,540	1,910	189

Total Expenses	22,898	23,914	30,151	6,502

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	669	—

Net Expenses	22,898	23,914	29,482	6,502

Net Investment Income (Loss)	125,918	242,517	234,997	36,724

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	15,677	(105,396)	203,390	(15,932)
Affiliated Investment Companies Shares Sold	27	10	9	(8)
Futures	32,985	45,218	32,602	7,079
In-Kind Redemptions	1,004,320	899,538	2,070,087	238,368
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,313,837	4,823,821	3,276,842	579,549
Affiliated Investment Companies Shares	(9)	3	(9)	5
Futures	2,928	(1,861)	11,273	(272)

Net Realized and Unrealized Gain (Loss)	2,369,765	5,661,333	5,594,194	808,789

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,495,683	$5,903,850	$5,829,191	$845,513

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $168, $89, $30 and $0, respectively)	$116,987	$56,812	$44,560	$136,522
Income from Securities Lending, Net	1,417	752	94	232

Total Investment Income	118,404	57,564	44,654	136,754

Fund Expenses
Investment Management Fees	18,338	12,866	4,685	5,885
Accounting & Transfer Agent Fees	865	501	458	543
Custodian Fees	99	57	24	41
Filing Fees	65	27	39	35
Shareholders’ Reports	151	69	69	130
Directors’/Trustees’ Fees & Expenses	50	23	17	25
Professional Fees	88	41	30	46
Previously Waived Fees Recovered by Advisor (Note C)	28	—	—	—
Other	546	399	351	457

Total Fund Expenses	20,230	13,983	5,673	7,162

Fees Waived, Expenses Reimbursed by Advisor (Note C)	47	—	—	931

Net Expenses.	20,183	13,983	5,673	6,231

Net Investment Income (Loss)	98,221	43,581	38,981	130,523

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(36,781)	(3,292)	28,314	(12,163)
Affiliated Investment Companies Shares Sold	118	36	7	(14)
Futures	19,530	6,758	3,555	8,051
In-Kind Redemptions	633,196	171,710	359,653	138,071
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,713,364	880,699	460,012	436,831
Affiliated Investment Companies Shares	—	10	—	(1)
Futures	(70)	3,219	1,497	1,587

Net Realized and Unrealized Gain (Loss)	2,329,357	1,059,140	853,038	572,362

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,427,578	$1,102,721	$892,019	$702,885

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large		U.S. Large Cap Equity		U.S. Large Cap Value
	Company Portfolio		Portfolio		Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,987	$6,822	$12,813	$25,265	$265,932	$519,469
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(647)	(2,528)	26,517	63,579	—	—
Affiliated Investment Companies Shares Sold	—	(1)	—	1	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	1,499,748	1,275,114
Futures	22,492	9,122	252	19	—	—
Foreign Currency Transactions	(13)	15	—	—	—	—
Forward Currency Contracts	(443)	708	—	—	—	—
In-Kind Redemptions	—	—	62,525	1,670	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,726	6,323	229,505	46,602	—	—
Affiliated Investment Companies Shares	—	3	—	3	—	—
Transactions Allocated from Affiliated Investment Company***,****	—	—	—	—	2,531,765	(1,930,515)
Futures	13,094	2,459	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	2	8	—	—	—	—
Forward Currency Contracts	(13)	(374)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	42,185	22,557	331,612	137,139	4,297,445	(135,932)

Distributions:
Institutional Class Shares	(5,195)	(6,552)	(71,796)	(72,775)	(608,787)	(1,036,603)
Capital Share Transactions (1):
Shares Issued	12,279	15,615	166,899	112,800	3,966,580	4,366,292
Shares Issued in Lieu of Cash Distributions.	5,174	6,531	62,557	64,304	550,589	943,718
Shares Redeemed	(44,092)	(100,420)	(293,441)	(308,325)	(5,529,801)	(6,270,166)

Net Increase (Decrease) from Capital Share Transactions	(26,639)	(78,274)	(63,985)	(131,221)	(1,012,632)	(960,156)

Total Increase (Decrease) in Net Assets	10,351	(62,269)	195,831	(66,857)	2,676,026	(2,132,691)
Net Assets
Beginning of Period	196,372	258,641	1,546,941	1,613,798	21,162,196	23,294,887

End of Period	$206,723	$196,372	$1,742,772	$1,546,941	$23,838,222	$21,162,196

(1) Shares Issued and Redeemed:
Shares Issued	983	1,408	6,112	4,717	87,211	103,852
Shares Issued in Lieu of Cash Distributions	415	601	2,393	2,749	12,407	22,435
Shares Redeemed	(3,406)	(9,208)	(10,817)	(12,931)	(121,784)	(148,955)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,008)	(7,199)	(2,312)	(5,465)	(22,166)	(22,668)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value		U.S. Small Cap Value		U.S. Core Equity 1
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$105,312	$195,817	$125,918	$244,975	$242,517	$467,184
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(99,229)	203,527	15,677	499,680	(105,396)	(19,972)
Affiliated Investment Companies Shares Sold	23	37	27	178	10	129
Futures	24,741	15,355	32,985	16,515	45,218	7,188
In-Kind Redemptions	765,578	508,819	1,004,320	631,554	899,538	110,661
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,244,788	(1,143,344)	1,313,837	(1,685,616)	4,823,821	1,298,012
Affiliated Investment Companies Shares	20	300	(9)	310	3	401
Futures	(1,832)	(4,308)	2,928	(10,073)	(1,861)	2,341

Net Increase (Decrease) in Net Assets Resulting from Operations	2,039,401	(223,797)	2,495,683	(302,477)	5,903,850	1,865,944

Distributions:
Institutional Class Shares	(200,149)	(614,367)	(435,629)	(945,213)	(235,741)	(1,100,742)
Capital Share Transactions (1):
Shares Issued	2,252,509	3,123,341	2,522,971	2,986,948	2,387,531	3,051,996
Shares Issued in Lieu of Cash Distributions	187,111	574,668	396,013	863,245	226,425	1,059,256
Shares Issued upon Conversion from Class R1 and R2	—	92,602	—	—	—	—
Shares Redeemed	(2,682,326)	(3,768,767)	(2,954,823)	(4,030,343)	(3,817,600)	(4,831,411)

Net Increase (Decrease) from Capital Share Transactions	(242,706)	21,844	(35,839)	(180,150)	(1,203,644)	(720,159)

Total Increase (Decrease) in Net Assets	1,596,546	(816,320)	2,024,215	(1,427,840)	4,464,465	45,043
Net Assets
Beginning of Period	11,037,115	11,853,435	12,916,598	14,344,438	28,100,325	28,055,282

End of Period	$12,633,661	$11,037,115	$14,940,813	$12,916,598	$32,564,790	$28,100,325

(1) Shares Issued and Redeemed:
Shares Issued	72,451	109,646	57,449	73,906	65,205	96,032
Shares Issued in Lieu of Cash Distributions	6,026	20,580	9,114	21,635	6,168	33,949
Shares Issued upon Conversion from Class R1 and R2	—	3,282	—	—	—	—
Shares Redeemed	(86,590)	(133,479)	(66,895)	(99,192)	(104,210)	(151,907)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,113)	29	(332)	(3,651)	(32,837)	(21,926)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$234,997	$466,193	$36,724	$71,495	$98,221	$182,236
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	203,390	212,512	(15,932)	100,955	(36,781)	271,748
Affiliated Investment Companies Shares Sold	9	45	(8)	24	118	133
Futures	32,602	17,680	7,079	648	19,530	12,493
In-Kind Redemptions	2,070,087	928,790	238,368	78,286	633,196	470,958
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,276,842	70,927	579,549	(258,670)	1,713,364	(1,439,539)
Affiliated Investment Companies Shares	(9)	332	5	99	—	494
Futures	11,273	(5,760)	(272)	243	(70)	(8,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,829,191	1,690,719	845,513	(6,920)	2,427,578	(510,198)

Distributions:
Institutional Class Shares	(333,049)	(1,250,430)	(122,030)	(209,532)	(283,418)	(697,129)
Capital Share Transactions (1):
Shares Issued	3,598,136	3,561,807	524,522	537,638	1,947,175	2,543,294
Shares Issued in Lieu of Cash Distributions	327,347	1,231,432	118,025	203,171	265,329	650,841
Shares Redeemed	(5,541,172)	(6,573,835)	(744,531)	(875,691)	(2,197,149)	(3,122,590)

Net Increase (Decrease) from Capital Share Transactions	(1,615,689)	(1,780,596)	(101,984)	(134,882)	15,355	71,545

Total Increase (Decrease) in Net Assets	3,880,453	(1,340,307)	621,499	(351,334)	2,159,515	(1,135,782)
Net Assets
Beginning of Period	27,933,640	29,273,947	4,073,726	4,425,060	12,747,820	13,883,602

End of Period	$31,814,093	$27,933,640	$4,695,225	$4,073,726	$14,907,335	$12,747,820

(1) Shares Issued and Redeemed:
Shares Issued	107,606	122,172	21,674	24,272	45,193	62,952
Shares Issued in Lieu of Cash Distributions	10,109	43,512	4,967	9,286	6,288	16,356
Shares Redeemed	(165,795)	(225,764)	(30,706)	(39,565)	(51,175)	(77,231)

Net Increase (Decrease) from Shares Issued and Redeemed	(48,080)	(60,080)	(4,065)	(6,007)	306	2,077

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

			U.S. High Relative		DFA Real Estate Securities
	U.S. Micro Cap Portfolio		Profitability Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,581	$79,326	$38,981	$82,978	$130,523	$255,696
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,292)	124,839	28,314	(13,359)	(12,163)	61,871
Affiliated Investment Companies Shares Sold	36	(7)	7	9	(14)	(60)
Futures	6,758	5,577	3,555	559	8,051	10,056
In-Kind Redemptions	171,710	98,676	359,653	146,859	138,071	185,024
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	880,699	(603,563)	460,012	179,761	436,831	(1,026,975)
Affiliated Investment Companies Shares	10	230	—	—	(1)	158
Futures	3,219	(5,850)	1,497	74	1,587	(5,903)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,102,721	(300,772)	892,019	396,881	702,885	(520,133)

Distributions:
Institutional Class Shares	(139,147)	(320,213)	(33,261)	(166,760)	(199,939)	(524,375)
Capital Share Transactions (1):
Shares Issued	531,235	822,690	1,053,384	1,054,944	729,039	1,558,787
Shares Issued in Lieu of Cash Distributions	126,129	293,272	32,805	165,299	192,975	493,034
Shares Redeemed	(869,610)	(946,998)	(1,372,895)	(1,738,549)	(1,275,603)	(2,734,210)

Net Increase (Decrease) from Capital Share Transactions	(212,246)	168,964	(286,706)	(518,306)	(353,589)	(682,389)

Total Increase (Decrease) in Net Assets	751,328	(452,021)	572,052	(288,185)	149,357	(1,726,897)
Net Assets
Beginning of Period	6,023,413	6,475,434	4,374,113	4,662,298	6,342,029	8,068,926

End of Period	$6,774,741	$6,023,413	$4,946,165	$4,374,113	$6,491,386	$6,342,029

(1) Shares Issued and Redeemed:
Shares Issued	20,855	34,724	48,810	57,418	19,598	42,513
Shares Issued in Lieu of Cash Distributions	4,962	12,513	1,528	9,180	5,193	13,149
Shares Redeemed	(34,247)	(39,963)	(63,956)	(95,116)	(34,155)	(74,244)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,430)	7,274	(13,618)	(28,518)	(9,364)	(18,582)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.06		$10.36	$18.53	$14.06	$14.02	$13.03	$24.03		$23.10	$28.11	$20.01	$18.61	$16.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.33	0.15	0.10	0.12	0.26	0.20		0.38	0.37	0.33	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	2.14		0.68	(2.48)	5.49	1.17	1.60	4.99		1.62	(4.19)	8.11	1.42	1.86

Total from Investment Operations	2.37		1.01	(2.33)	5.59	1.29	1.86	5.19		2.00	(3.82)	8.44	1.74	2.17

Less Distributions:
Net Investment Income	(0.30)		(0.31)	(0.11)	(0.13)	(0.11)	(0.30)	(0.18)		(0.34)	(0.34)	(0.34)	(0.31)	(0.31)
Net Realized Gains	—		—	(5.73)	(0.99)	(1.14)	(0.57)	(0.96)		(0.73)	(0.85)	—	(0.03)	—

Total Distributions	(0.30)		(0.31)	(5.84)	(1.12)	(1.25)	(0.87)	(1.14)		(1.07)	(1.19)	(0.34)	(0.34)	(0.31)

Net Asset Value, End of Period	$13.13		$11.06	$10.36	$18.53	$14.06	$14.02	$28.08		$24.03	$23.10	$28.11	$20.01	$18.61

Total Return	21.56	%(B)	9.77%	(19.24%)	41.82%	9.55%	15.67%	21.95	%(B)	8.83%	(14.12%)	42.42%	9.52%	13.13%

Net Assets, End of Period (thousands)	$206,723		$196,372	$258,641	$426,867	$433,322	$386,750	$1,742,772		$1,546,941	$1,613,798	$2,200,814	$1,693,438	$1,611,529
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.15%	0.14	%(C)	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.19%	0.17%	0.17%	0.22%	0.25%	0.14	%(C)	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.63	%(C)	3.02%	1.26%	0.59%	0.89%	1.98%	1.50	%(C)	1.56%	1.45%	1.32%	1.68%	1.77%
Portfolio Turnover Rate	34	%(B)	19%	118%	70%	90%	109%	7	%(B)	8%	7%	7%	20%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio							U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$40.06		$42.28	$45.91	$31.40	$37.13	$37.41	$26.76		$28.74	$31.61	$18.57	$22.31	$23.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.51		0.96	0.91	0.76	0.79	0.83	0.26		0.47	0.43	0.46	0.31	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	7.70		(1.27)	(2.50)	14.46	(4.98)	1.45	4.71		(0.97)	(0.87)	13.02	(3.19)	(0.23)

Total from Investment Operations	8.21		(0.31)	(1.59)	15.22	(4.19)	2.28	4.97		(0.50)	(0.44)	13.48	(2.88)	0.09

Less Distributions:
Net Investment Income	(0.43)		(0.87)	(0.82)	(0.71)	(0.73)	(0.76)	(0.23)		(0.44)	(0.40)	(0.44)	(0.29)	(0.30)
Net Realized Gains	(0.74)		(1.04)	(1.22)	—	(0.81)	(1.80)	(0.26)		(1.04)	(2.03)	—	(0.57)	(0.94)

Total Distributions	(1.17)		(1.91)	(2.04)	(0.71)	(1.54)	(2.56)	(0.49)		(1.48)	(2.43)	(0.44)	(0.86)	(1.24)

Net Asset Value, End of Period	$47.10		$40.06	$42.28	$45.91	$31.40	$37.13	$31.24		$26.76	$28.74	$31.61	$18.57	$22.31

Total Return	20.68	%(B)	(0.89%)	(3.54%)	48.68%	(11.56%)	6.97%	18.60	%(B)	(1.90%)	(1.39%)	72.95%	(13.27%)	0.88%

Net Assets, End of Period (thousands)	$23,838,222		$21,162,196	$23,294,887	$25,309,703	$18,715,077	$12,633,661	$25,656,577		$11,037,115	$11,746,736	$12,591,768	$8,711,891	$10,655,324
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.21%	0.23%	0.27%	0.28%	0.30	%(C)	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.32	%(C)	0.32%	0.31%	0.33%	0.37%	0.38%	0.30	%(C)	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.27	%(C)	2.27%	2.09%	1.80%	2.38%	2.33%	1.68	%(C)	1.64%	1.47%	1.65%	1.65%	1.45%
Portfolio Turnover Rate	N/A	(B)	N/A	N/A	N/A	N/A	N/A	3	%(B)	20%	18%	13%	20%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$38.23		$42.01	$46.33	$27.34	$32.79	$36.39	$31.51		$30.70	$36.25	$25.24	$24.71	$22.77

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.72	0.68	0.80	0.44	0.42	0.28		0.52	0.49	0.44	0.41	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	6.97		(1.68)	(0.47)	18.98	(4.95)	(1.69)	6.39		1.51	(4.65)	10.99	0.93	2.08

Total from Investment Operations	7.34		(0.96)	0.21	19.78	(4.51)	(1.27)	6.67		2.03	(4.16)	11.43	1.34	2.48

Less Distributions:
Net Investment Income	(0.34)		(0.69)	(0.67)	(0.79)	(0.38)	(0.38)	(0.27)		(0.47)	(0.45)	(0.42)	(0.39)	(0.40)
Net Realized Gains	(0.96)		(2.13)	(3.86)	—	(0.56)	(1.95)	—		(0.75)	(0.94)	—	(0.42)	(0.14)

Total Distributions	(1.30)		(2.82)	(4.53)	(0.79)	(0.94)	(2.33)	(0.27)		(1.22)	(1.39)	(0.42)	(0.81)	(0.54)

Net Asset Value, End of Period	$44.27		$38.23	$42.01	$46.33	$27.34	$32.79	$37.91		$31.51	$30.70	$36.25	$25.24	$24.71

Total Return	19.26	%(B)	(2.49%)	0.58%	73.01%	(14.11%)	(3.04%)	21.20	%(B)	6.69%	(11.85%)	45.50%	5.55%	11.18%

Net Assets, End of Period (thousands)	$14,940,813		$12,916,598	$14,344,438	$15,145,347	$10,481,057	$13,766,513	$32,564,790		$28,100,325	$28,055,282	$33,385,041	$24,427,934	$26,592,058
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.31%	0.33%	0.42%	0.52%	0.53%	0.15	%(C)	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31	%(C)	0.31%	0.33%	0.42%	0.52%	0.53%	0.15	%(C)	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.71	%(C)	1.77%	1.62%	1.94%	1.56%	1.26%	1.52	%(C)	1.61%	1.48%	1.34%	1.69%	1.72%
Portfolio Turnover Rate	3	%(B)	25%	23%	22%	18%	19%	4	%(B)	8%	5%	4%	3%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$28.36		$28.01	$33.16	$22.79	$22.66	$21.25	$21.12		$22.25	$26.02	$17.00	$18.71	$18.40

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24		0.45	0.42	0.39	0.36	0.36	0.19		0.36	0.35	0.31	0.27	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	5.69		1.11	(3.98)	10.35	0.60	1.65	4.19		(0.42)	(2.17)	9.00	(1.40)	0.72

Total from Investment Operations	5.93		1.56	(3.56)	10.74	0.96	2.01	4.38		(0.06)	(1.82)	9.31	(1.13)	1.00

Less Distributions:
Net Investment Income	(0.21)		(0.42)	(0.39)	(0.37)	(0.33)	(0.37)	(0.17)		(0.34)	(0.32)	(0.29)	(0.25)	(0.27)
Net Realized Gains	(0.13)		(0.79)	(1.20)	—	(0.50)	(0.23)	(0.47)		(0.73)	(1.63)	—	(0.33)	(0.42)

Total Distributions	(0.34)		(1.21)	(1.59)	(0.37)	(0.83)	(0.60)	(0.64)		(1.07)	(1.95)	(0.29)	(0.58)	(0.69)

Net Asset Value, End of Period	$33.95		$28.36	$28.01	$33.16	$22.79	$22.66	$24.86		$21.12	$22.25	$26.02	$17.00	$18.71

Total Return	20.99	%(B)	5.64%	(11.19%)	47.35%	4.37%	9.78%	20.88	%(B)	(0.41%)	(7.42%)	54.98%	(6.12%)	5.92%

Net Assets, End of Period (thousands)	$31,814,093		$27,933,640	$29,273,947	$35,148,897	$25,670,305	$27,829,155	$4,695,225		$4,073,726	$4,425,060	$5,182,775	$3,612,716	$4,583,612
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.19%	0.18%	0.19%	0.21%	0.22%	0.28	%(C)	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.19	%(C)	0.19%	0.18%	0.19%	0.21%	0.22%	0.28	%(C)	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.57%	1.41%	1.29%	1.63%	1.69%	1.59	%(C)	1.64%	1.49%	1.31%	1.59%	1.53%
Portfolio Turnover Rate	5	%(B)	7%	5%	5%	3%	6%	5	%(B)	11%	10%	10%	13%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$37.47		$41.06	$48.50	$31.00	$33.80	$35.02	$22.14		$24.45	$29.55	$18.19	$20.78	$21.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29		0.53	0.48	0.50	0.35	0.38	0.16		0.29	0.27	0.24	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	6.86		(2.06)	(4.93)	17.50	(2.02)	(0.05)	3.92		(1.39)	(2.41)	11.37	(2.18)	(0.26)

Total from Investment Operations	7.15		(1.53)	(4.45)	18.00	(1.67)	0.33	4.08		(1.10)	(2.14)	11.61	(2.00)	(0.06)

Less Distributions:
Net Investment Income	(0.26)		(0.50)	(0.45)	(0.50)	(0.32)	(0.35)	(0.14)		(0.28)	(0.26)	(0.25)	(0.16)	(0.18)
Net Realized Gains	(0.58)		(1.56)	(2.54)	—	(0.81)	(1.20)	(0.38)		(0.93)	(2.70)	—	(0.43)	(0.86)

Total Distributions	(0.84)		(2.06)	(2.99)	(0.50)	(1.13)	(1.55)	(0.52)		(1.21)	(2.96)	(0.25)	(0.59)	(1.04)

Net Asset Value, End of Period	$43.78		$37.47	$41.06	$48.50	$31.00	$33.80	$25.70		$22.14	$24.45	$29.55	$18.19	$20.78

Total Return	19.15	%(B)	(3.96%)	(9.62%)	58.30%	(5.08%)	1.41%	18.46	%(B)	(4.74%)	(7.93%)	64.00%	(9.87%)	0.24%

Net Assets, End of Period (thousands)	$14,907,335		$12,747,820	$13,883,602	$16,747,405	$13,189,730	$17,392,495	$6,774,741		$6,023,413	$6,475,434	$7,453,865	$5,120,258	$6,351,299
Ratio of Expenses to Average Net Assets	0.28	%(C)	0.28%	0.29%	0.33%	0.36%	0.37%	0.41	%(C)	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.28	%(C)	0.28%	0.29%	0.33%	0.36%	0.37%	0.41	%(C)	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.34	%(C)	1.31%	1.12%	1.13%	1.15%	1.13%	1.29	%(C)	1.22%	1.08%	0.90%	1.00%	0.98%
Portfolio Turnover Rate	3	%(B)	20%	13%	12%	3%	8%	4	%(B)	22%	22%	20%	11%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio							DFA Real Estate Securities Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.07		$17.23	$19.51	$14.61	$13.51	$11.85	$33.10		$38.39	$48.90	$34.21	$41.90	$34.14

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.32	0.29	0.26	0.25	0.22	0.70		1.26	0.89	0.90	1.01	0.52 **
Net Gains (Losses) on Securities (Realized and Unrealized)	3.57		1.17	(1.91)	4.89	1.07	1.64	2.89		(4.00)	(10.10)	14.86	(7.77)	8.09 **

Total from Investment Operations	3.73		1.49	(1.62)	5.15	1.32	1.86	3.59		(2.74)	(9.21)	15.76	(6.76)	8.61

Less Distributions:
Net Investment Income	(0.14)		(0.30)	(0.27)	(0.25)	(0.22)	(0.20)	(0.90)		(1.22)	(0.79)	(0.95)	(0.87)	(0.85)
Net Realized Gains	—		(0.35)	(0.39)	—	—	—	(0.17)		(1.33)	(0.51)	(0.12)	(0.06)	—

Total Distributions	(0.14)		(0.65)	(0.66)	(0.25)	(0.22)	(0.20)	(1.07)		(2.55)	(1.30)	(1.07)	(0.93)	(0.85)

Net Asset Value, End of Period	$21.66		$18.07	$17.23	$19.51	$14.61	$13.51	$35.62		$33.10	$38.39	$48.90	$34.21	$41.90

Total Return	20.66	%(B)	8.67%	(8.55%)	35.42%	9.90%	15.88%	10.72	%(B)	(7.83%)	(19.38%)	47.01%	(16.27%)	25.64%

Net Assets, End of Period (thousands)	$4,946,165		$4,374,113	$4,662,298	$5,835,637	$3,629,125	$1,703,302	$6,491,386		$6,342,029	$8,068,926	$11,215,098	$8,137,555	$10,671,437
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.23%	0.24%	0.25%	0.25%	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.23	%(C)	0.23%	0.23%	0.24%	0.25%	0.25%	0.21	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.78%	1.61%	1.46%	1.76%	1.73%	3.77	%(C)	3.39%	1.96%	2.12%	2.73%	1.38%**
Portfolio Turnover Rate	6	%(B)	12%	20%	12%	0%	4%	1	%(B)	3%	3%	5%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2024, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

		Percentage
		Ownership
Feeder Fund	Master Fund	at 04/30/24
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

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are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2024, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	—	$27
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	11,708
U.S. Targeted Value Portfolio (3)	0.29%	—	—	167
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.18%	—	—	669
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—
U.S. Small Cap Portfolio (1)	0.27%	—	$28	47
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	$931

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the U.S. Targeted Value Portfolio and the U.S. Core Equity 2 Portfolio was 0.50% and 0.26%, respectively. Prior to February 28, 2024, the U.S. Small Cap Portfolio did not have a Fee Waiver Agreement.

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(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
Enhanced U.S. Large Company Portfolio	$29	$65	$80	$27	$201
U.S. Targeted Value Portfolio	—	—	—	167	167
U.S. Core Equity 2 Portfolio	—	—	—	669	669
U.S. Small Cap Portfolio	—	—	—	19	19
DFA Real Estate Securities Portfolio	923	1,502	1,815	931	5,171

Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amount in thousands):

Fees Paid
Indirectly
Enhanced U.S. Large Company Portfolio	$1

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Equity Portfolio	1
U.S. Large Cap Value Portfolio	140
U.S. Targeted Value Portfolio	33
U.S. Small Cap Value Portfolio	147
U.S. Core Equity 1 Portfolio	23
U.S. Core Equity 2 Portfolio	37
U.S. Vector Equity Portfolio	31
U.S. Small Cap Portfolio	89
U.S. Micro Cap Portfolio	66
U.S. High Relative Profitability Portfolio	4
DFA Real Estate Securities Portfolio	38

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Portfolios other than the Enhanced U.S. Large Company Portfolio) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$46,533	$25,273	$19,392	$33,814
U.S. Large Cap Equity Portfolio	—	—	116,836	142,019
U.S. Targeted Value Portfolio	—	—	1,256,295	311,248
U.S. Small Cap Value Portfolio	—	—	1,695,484	463,458
U.S. Core Equity 1 Portfolio	—	—	1,102,280	1,205,212
U.S. Core Equity 2 Portfolio	—	—	2,454,300	1,691,529
U.S. Vector Equity Portfolio	—	—	345,917	227,029
U.S. Small Cap Portfolio	—	—	1,226,633	381,219
U.S. Micro Cap Portfolio	—	—	326,734	277,913
U.S. High Relative Profitability Portfolio	—	—	709,907	314,747
DFA Real Estate Securities Portfolio	—	—	54,527	266,176

There were no purchases or sales of long-term U.S. government securities by the Portfolios other than the Enhanced U.S. Large Company Portfolio.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$3,260	$38,681	$39,828	—	—	$2,113	183	$147	—

Total	$3,260	$38,681	$39,828	—	—	$2,113	183	$147	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$5,197	$55,912	$53,489	—	—	$7,620	659	$211	—

Total	$5,197	$55,912	$53,489	—	—	$7,620	659	$211	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$843,471	$2,957,082	$3,266,110	$23	$20	$534,486	46,204	$20,274	—

Total	$843,471	$2,957,082	$3,266,110	$23	$20	$534,486	46,204	$20,274	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$585,187	$3,665,260	$3,474,488	$27	$(9)	$775,977	67,080	$21,914	—

Total	$585,187	$3,665,260	$3,474,488	$27	$(9)	$775,977	67,080	$21,914	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$426,456	$4,067,618	$3,937,360	$10	$3	$556,727	48,126	$18,344	—

Total	$426,456	$4,067,618	$3,937,360	$10	$3	$556,727	48,126	$18,344	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$538,314	$3,039,098	$3,038,926	$9	$(9)	$538,486	46,550	$19,091	—

Total	$538,314	$3,039,098	$3,038,926	$9	$(9)	$538,486	46,550	$19,091	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$238,383	$979,271	$1,047,380	$(8)	$5	$170,271	14,719	$5,785	—

Total	$238,383	$979,271	$1,047,380	$(8)	$5	$170,271	14,719	$5,785	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$964,767	$4,849,420	$4,537,601	$118	—	$1,276,704	110,365	$29,814	—

Total	$964,767	$4,849,420	$4,537,601	$118	—	$1,276,704	110,365	$29,814	—

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$473,309	$2,179,749	$2,164,564	$36	$10	$488,540	42,232	$15,456	—

Total	$473,309	$2,179,749	$2,164,564	$36	$10	$488,540	42,232	$15,456	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$34,186	$370,615	$403,585	$7	—	$1,223	106	—	—

Total	$34,186	$370,615	$403,585	$7	—	$1,223	106	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$130,278	$496,228	$586,820	$(14)	$(1)	$39,671	3,429	$2,677	—

Total	$130,278	$496,228	$586,820	$(14)	$(1)	$39,671	3,429	$2,677	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2022	$56,965	$76,606	—	$133,571
2023	6,552	—	—	6,552
U.S. Large Cap Equity Portfolio
2022	25,100	65,512	—	90,612
2023	22,527	50,248	—	72,775

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Value Portfolio
2022	$452,232	$665,497	—	$1,117,729
2023	470,186	566,417	—	1,036,603
U.S. Targeted Value Portfolio
2022	248,278	726,722	—	975,000
2023	185,456	428,911	—	614,367
U.S. Small Cap Value Portfolio
2022	322,497	1,148,147	—	1,470,644
2023	232,902	712,311	—	945,213
U.S. Core Equity 1 Portfolio
2022	411,055	858,230	—	1,269,285
2023	427,511	673,231	—	1,100,742
U.S. Core Equity 2 Portfolio
2022	433,070	1,243,325	—	1,676,395
2023	433,372	817,058	—	1,250,430
U.S. Vector Equity Portfolio
2022	77,716	309,307	—	387,023
2023	66,344	143,188	—	209,532
U.S. Small Cap Portfolio
2022	153,059	848,752	—	1,001,811
2023	172,046	525,083	—	697,129
U.S. Micro Cap Portfolio
2022	67,157	674,741	—	741,898
2023	74,896	245,317	—	320,213
U.S. High Relative Profitability Portfolio
2022	83,850	110,031	—	193,881
2023	75,263	91,497	—	166,760
DFA Real Estate Securities Portfolio
2022	195,676	96,127	—	291,803
2023	248,798	275,577	—	524,375

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(681)	—	$(681)
U.S. Large Cap Equity Portfolio	(2,520)	$(2,995)	(5,515)
U.S. Large Cap Value Portfolio	(48,927)	(19,176)	(68,103)
U.S. Targeted Value Portfolio	(9,518)	(107,739)	(117,257)
U.S. Small Cap Value Portfolio	(11,661)	(136,344)	(148,005)

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	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Core Equity 1 Portfolio	$(13,276)	—	$(13,276)
U.S. Core Equity 2 Portfolio	(32,412)	$(101,482)	(133,894)
U.S. Vector Equity Portfolio	(5,267)	(11,491)	(16,758)
U.S. Small Cap Portfolio	(11,186)	(74,804)	(85,990)
U.S. Micro Cap Portfolio	(4,988)	(15,830)	(20,818)
U.S. High Relative Profitability Portfolio	(7,722)	—	(7,722)
DFA Real Estate Securities Portfolio	(23,922)	(30,684)	(54,606)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$2,979	—	$(57,576)	$(4,143)	$(58,740)
U.S. Large Cap Equity Portfolio	148	$60,512	—	795,453	856,113
U.S. Large Cap Value Portfolio	—	387,137	—	6,814,851	7,201,988
U.S. Targeted Value Portfolio	—	107,196	—	2,615,250	2,722,446
U.S. Small Cap Value Portfolio	—	321,805	—	3,257,644	3,579,449
U.S. Core Equity 1 Portfolio	26,293	—	(5,231)	15,958,400	15,979,462
U.S. Core Equity 2 Portfolio	—	128,901	—	15,351,960	15,480,861
U.S. Vector Equity Portfolio	—	89,685	—	1,888,220	1,977,905
U.S. Small Cap Portfolio	—	195,537	—	4,578,419	4,773,956
U.S. Micro Cap Portfolio	—	101,536	—	2,062,816	2,164,352
U.S. High Relative Profitability Portfolio	—	—	(12,848)	1,102,095	1,089,247
DFA Real Estate Securities Portfolio	69,575	31,436	—	1,615,727	1,716,738

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$57,576	$57,576
U.S. Core Equity 1 Portfolio	5,231	5,231
U.S. High Relative Profitability Portfolio	12,848	12,848

During the year ended October 31, 2023, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$8,684

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As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$189,571	$439	$(3,092)	$(2,653)
U.S. Large Cap Equity Portfolio	729,682	1,029,355	(2,463)	1,026,892
U.S. Large Cap Value Portfolio	14,491,361	9,349,085	—	9,349,085
U.S. Targeted Value Portfolio	9,290,428	4,274,184	(399,905)	3,874,279
U.S. Small Cap Value Portfolio	11,168,985	4,979,329	(415,761)	4,563,568
U.S. Core Equity 1 Portfolio	12,319,336	20,884,033	(119,276)	20,764,757
U.S. Core Equity 2 Portfolio	13,701,491	18,772,595	(165,571)	18,607,024
U.S. Vector Equity Portfolio	2,396,534	2,510,627	(45,756)	2,464,871
U.S. Small Cap Portfolio	9,892,703	6,522,037	(237,468)	6,284,569
U.S. Micro Cap Portfolio	4,313,000	3,099,926	(157,648)	2,942,278
U.S. High Relative Profitability Portfolio	3,382,183	1,647,435	(85,064)	1,562,371
DFA Real Estate Securities Portfolio	4,553,300	2,377,642	(349,835)	2,027,807

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts.

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When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$34,530	$216,672
U.S. Targeted Value Portfolio	—	131,743
U.S. Small Cap Value Portfolio	—	186,329
U.S. Core Equity 1 Portfolio	—	269,386
U.S. Core Equity 2 Portfolio	—	264,799
U.S. Vector Equity Portfolio	—	38,342
U.S. Small Cap Portfolio	—	125,201
U.S. Micro Cap Portfolio	—	60,256
U.S. High Relative Profitability Portfolio	—	35,148
DFA Real Estate Securities Portfolio	—	58,758

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$344	$344	—
U.S. Small Cap Value Portfolio	628	—	$628
U.S. Core Equity 2 Portfolio	1,050	—	1,050
U.S. High Relative Profitability Portfolio	134	—	134

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	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (3)	Equity Contracts *,(4)
Enhanced U.S. Large Company Portfolio	$(2,185)	$(209)	$(1,976)
U.S. Targeted Value Portfolio	(2,979)	—	(2,979)
U.S. Core Equity 1 Portfolio	(8,137)	—	(8,137)
U.S. Vector Equity Portfolio	(1,139)	—	(1,139)
U.S. Small Cap Portfolio	(4,874)	—	(4,874)
U.S. Micro Cap Portfolio	(653)	—	(653)
DFA Real Estate Securities Portfolio	(1,596)	—	(1,596)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$22,049	$(443)	$22,492
U.S. Large Cap Equity Portfolio	252	—	252	*
U.S. Targeted Value Portfolio	24,741	—	24,741
U.S. Small Cap Value Portfolio	32,985	—	32,985
U.S. Core Equity 1 Portfolio	45,218	—	45,218
U.S. Core Equity 2 Portfolio	32,602	—	32,602
U.S. Vector Equity Portfolio	7,079	—	7,079
U.S. Small Cap Portfolio	19,530	—	19,530
U.S. Micro Cap Portfolio	6,758	—	6,758
U.S. High Relative Profitability Portfolio	3,555	—	3,555
DFA Real Estate Securities Portfolio	8,051	—	8,051

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$13,081	$(13)	$13,094
U.S. Targeted Value Portfolio	(1,832)	—	(1,832)
U.S. Small Cap Value Portfolio	2,928	—	2,928
U.S. Core Equity 1 Portfolio	(1,861)	—	(1,861)
U.S. Core Equity 2 Portfolio	11,273	—	11,273
U.S. Vector Equity Portfolio	(272)	—	(272)
U.S. Small Cap Portfolio	(70)	—	(70)
U.S. Micro Cap Portfolio	3,219	—	3,219
U.S. High Relative Profitability Portfolio	1,497	—	1,497
DFA Real Estate Securities Portfolio	1,587	—	1,587

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2024, there were no futures contracts outstanding. During the six months ended April 30, 2024, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
HSBC Bank	$227	$227	—	—	—	$227	—	—	—	—	—	—
NatWest Markets PLC	—	—	—	—	—	—	$147	$147	—	—	—	$147
UBS AG	—	—	—	—	—	—	62	62	—	—	—	62
Citibank, N.A.	13	13	—	—	—	13	—	—	—	—	—	—
Australia and New Zealand Bank	104	104	—	—	—	104	—	—	—	—	—	—

Total	$344	$344	—	—	—	$344	$209	$209	—	—	—	$209

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

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For the six months ended April 30, 2024, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
U.S. Large Cap Equity Portfolio	6.08%	$1,187	4	$1	$2,093	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$9,251	$21,839	$(364)
U.S. Targeted Value Portfolio	139,080	68,707	(39,503)
U.S. Small Cap Value Portfolio	154,211	74,988	(23,262)
U.S. Core Equity 1 Portfolio	49,572	240,240	(52,750)
U.S. Core Equity 2 Portfolio	145,521	349,692	20,985
U.S. Vector Equity Portfolio	55,179	50,159	(10,511)
U.S. Small Cap Portfolio	113,102	48,660	(17,187)
U.S. Micro Cap Portfolio	107,729	66,949	(24,044)
U.S. High Relative Profitability Portfolio	53,656	44,614	(4,536)
DFA Real Estate Securities Portfolio	730	19,146	1,481

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J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$16,806
U.S. Targeted Value Portfolio	168,011
U.S. Small Cap Value Portfolio	129,787
U.S. Core Equity 1 Portfolio	165,646
U.S. Core Equity 2 Portfolio	328,411
U.S. Vector Equity Portfolio	68,130
U.S. Small Cap Portfolio	381,853
U.S. Micro Cap Portfolio	95,076
U.S. High Relative Profitability Portfolio	110,044
DFA Real Estate Securities Portfolio	8,257

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

83

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R1 and Class R2 shares (collectively, the “Class R shares”) of the U.S. Targeted Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Large Cap Equity Portfolio	$62,525
U.S. Targeted Value Portfolio	765,578
U.S. Small Cap Value Portfolio	1,004,320
U.S. Core Equity 1 Portfolio	899,538
U.S. Core Equity 2 Portfolio	2,070,087
U.S. Vector Equity Portfolio	238,368
U.S. Small Cap Portfolio	633,196
U.S. Micro Cap Portfolio	171,710
U.S. High Relative Profitability Portfolio	359,653
DFA Real Estate Securities Portfolio	138,071

N. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports and will have no effect on the Portfolios’ accounting policies or financial statements.

O. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

84

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio	3	67%
U.S. Large Cap Equity Portfolio	3	79%
U.S. Large Cap Value Portfolio	2	65%
U.S. Targeted Value Portfolio	2	51%
U.S. Small Cap Value Portfolio	3	75%
U.S. Core Equity 1 Portfolio	3	72%
U.S. Core Equity 2 Portfolio	4	82%
U.S. Vector Equity Portfolio	4	83%
U.S. Small Cap Portfolio	2	54%
U.S. Micro Cap Portfolio	4	82%
U.S. High Relative Profitability Portfolio	2	81%
DFA Real Estate Securities Portfolio	2	64%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements.Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

85

For the six months ended April 30, 2024, the Portfolios’ activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
U.S. Large Cap Equity Portfolio	$80,382	2,938,293	$113
U.S. Large Cap Value Portfolio	920,195	20,117,012	1,294
U.S. Targeted Value Portfolio	480,330	15,778,240	675
U.S. Small Cap Value Portfolio	343,120	7,806,497	501
U.S. Core Equity 1 Portfolio	903,619	24,694,481	1,220
U.S. Core Equity 2 Portfolio	1,144,430	34,427,369	1,574
U.S. Vector Equity Portfolio	129,831	5,304,433	182
U.S. Small Cap Portfolio	256,625	5,931,665	359
U.S. Micro Cap Portfolio	230,129	9,029,092	323
U.S. High Relative Profitability Portfolio	259,876	12,310,874	365
DFA Real Estate Securities Portfolio	231,298	6,165,906	320

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

87

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,005.10	0.32%	$1.60
Hypothetical 5% Annual Return	1,000.00	1,023.27	0.32%	1.61

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28,2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	2.6%
Communications	0.9%
Consumer, Cyclical	3.0%
Consumer, Non-cyclical	8.9%
Energy	5.0%
Financials	25.7%
Foreign Government	3.1%
Industrials	2.9%
Supranational	1.5%
Technology	2.8%
U.S. Government	39.4%
Utilities	4.2%

100.0%

89

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face
		Amount^	Value†
		(000)
	BONDS — (51.0%)
	AUSTRALIA — (0.3%)
	APA Infrastructure Ltd.
Ω	4.200%, 03/23/25	3,200	3,148,757

	CANADA — (6.9%)
	Bank of Montreal
	2.500%, 06/28/24	3,000	$2,984,837
	0.625%, 07/09/24	1,350	1,337,164
	Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.320%, FRN, 5.673%, 07/09/24	2,000	2,000,358
(r)	SOFR + 0.950%, FRN, 6.305%, 09/25/25	2,000	2,012,800
(r)	SOFR + 1.330%, FRN, 6.683%, 06/05/26	2,100	2,134,650
	Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.736%, 07/31/24	1,000	1,000,419
(r)	SOFR + 0.460%, FRN, 5.813%, 01/10/25	1,205	1,206,286
(r)	SOFR + 1.090%, FRN, 6.444%, 06/12/25	1,000	1,008,391
	Brookfield Corp.
	4.000%, 01/15/25	3,400	3,359,382
	Canadian Imperial Bank of Commerce
	1.000%, 10/18/24	3,500	3,426,097
#	2.250%, 01/28/25	481	469,241
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 1.220%, FRN
(r)	6.575%, 10/02/26	2,200	2,225,619
	Canadian Natural Resources Ltd. 3.900%, 02/01/25	7,300	7,199,938
	Enbridge, Inc.
	3.500%, 06/10/24	1,560	1,556,201
	2.500%, 01/15/25	1,920	1,874,920

		Face Amount^		Value†
		(000)
CANADA — (Continued)
ITC Holdings Corp.
3.650%, 06/15/24			8,100	$8,075,293
National Bank of Canada
0.750%, 08/06/24			8,300	8,193,909
Province of Quebec
4.200%, 03/10/25		AUD	2,000	1,289,239
Royal Bank of Canada
0.650%, 07/29/24			1,750	1,729,504
Royal Bank of Canada, Floating Rate Note,
(r)	SOFR + 0.360%, FRN, 5.715%, 07/29/24		4,750	4,751,645
(r)	SOFR + 0.950%, FRN, 6.304%, 01/19/27		3,900	3,934,667
Thomson Reuters Corp.
3.850%, 09/29/24			5,000	4,947,739
Toronto-Dominion Bank
0.700%, 09/10/24			2,400	2,358,216

TOTAL CANADA				69,076,515

FINLAND — (0.1%)
Nordea Bank Abp
Ω	0.625%, 05/24/24		1,070	1,066,777

FRANCE — (1.9%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		1,846	1,812,199
BNP Paribas SA
Ω	3.375%, 01/09/25		6,500	6,392,755
BPCE SA
Ω	2.375%, 01/14/25		7,485	7,298,945
Credit Agricole SA
#	3.250%, 10/04/24		2,800	2,769,705
(r)Ω	SOFR + 0.870%, FRN, 6.223%, 03/11/27		750	752,680

TOTAL FRANCE				19,026,284

GERMANY — (3.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,930,986

90

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
	GERMANY — (Continued)
	BMW U.S. Capital LLC,
	Floating Rate Note, SOFR + 0.550%, FRN
(r)Ω	5.905%, 04/02/26		2,000	$2,005,552
	Deutsche Bank AG
	0.898%, 05/28/24		2,240	2,232,491
	EMD Finance LLC
	3.250%, 03/19/25		5,697	5,579,490
	Kreditanstalt fuer Wiederaufbau
	1.500%, 07/24/24	AUD	8,800	5,663,359
	Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.670%, FRN
(r)Ω	6.023%, 01/09/26		3,800	3,814,339
	NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,571,093
	Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.830%, FRN
(r)Ω	6.183%, 03/20/26		1,700	1,702,907

	TOTAL GERMANY			29,500,217

	IRELAND — (0.5%)
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,450	2,429,617
	3.500%, 01/15/25		3,000	2,949,587

	TOTAL IRELAND			5,379,204

	ITALY — (0.6%)
	Republic of Italy Government International Bonds
	0.875%, 05/06/24		6,000	5,995,728

	JAPAN — (5.4%)
	American Honda Finance Corp.
	0.550%, 07/12/24		8,000	7,922,393
	American Honda Finance Corp., Floating Rate Note,
(r)	SOFR + 0.790%, FRN, 6.144%, 10/03/25		2,230	2,240,360
(r)	SOFR + 0.770%, FRN, 6.123%, 03/12/27		440	442,486

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	$1,982,057
Nomura Holdings, Inc.
	2.648%, 01/16/25		7,390	7,216,436
NTT Finance Corp.
Ω	4.142%, 07/26/24		2,000	1,992,403
ORIX Corp.
	3.250%, 12/04/24		5,000	4,924,244
Sumitomo Mitsui Banking Corp.
	3.400%, 07/11/24		300	298,671
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,440,807
	2.348%, 01/15/25		2,400	2,344,032
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.800%, 09/16/24		443	434,638
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.150%, FRN Note, SOFR + 1.150%, FRN
(r)Ω	6.503%, 09/14/26		1,750	1,770,830
Suntory Holdings Ltd.
Ω	2.250%, 10/16/24		3,700	3,637,727
Toyota Motor Credit Corp.,
Floating Rate Note,
(r)	SOFR + 0.890%, FRN, 6.240%, 05/18/26		1,800	1,813,041
(r)	SOFR + 0.650%, FRN, 6.004%, 03/19/27		7,900	7,919,093

TOTAL JAPAN				54,379,218

NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,891,986

NEW ZEALAND — (2.4%)
New Zealand Government Bonds
	0.500%, 05/15/24	NZD	39,800	23,410,634

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,977,792
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	648,236
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	648,286

91

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face
		Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	$2,574,296
Nordic Investment Bank
	0.375%, 09/20/24		7,550	7,404,059

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				15,252,669

SWEDEN — (0.9%)
Skandinaviska Enskilda Banken AB
Ω	0.650%,09/09/24		9,299	9,125,036

SWITZERLAND — (0.2%)
UBS AG
Ω	0.700%,08/09/24		1,325	1,306,759
Ω	1.375%,01/13/25		1,000	970,563

TOTAL SWITZERLAND				2,277,322

UNITED KINGDOM — (2.6%)
BAT Capital Corp.
	3.222%, 08/15/24		6,345	6,291,301
	2.789%, 09/06/24		180	178,010
NatWest Markets PLC
Ω	0.800%,08/12/24		10,100	9,962,273
Reckitt Benckiser Treasury Services PLC
Ω	2.750%,06/26/24		8,458	8,420,530
Unilever Capital Corp.
	2.600%, 05/05/24		580	579,765

TOTAL UNITED KINGDOM				25,431,879

UNITED STATES — (24.0%)
AbbVie, Inc.
	3.850%, 06/15/24		245	244,373
Aetna, Inc.
	3.500%, 11/15/24		1,200	1,185,405
Allegion U.S. Holding Co., Inc.
	3.200%, 10/01/24		133	131,470
American Express Co., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.108%,02/13/26		1,376	1,382,346
American Tower Corp.
	3.375%, 05/15/24		2,490	2,487,530
Ameriprise Financial, Inc.
	3.000%, 04/02/25		3,960	3,866,878

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Arizona Public Service Co.
3.350%, 06/15/24	4,328	$4,305,828
Arrow Electronics, Inc.
3.250%, 09/08/24	1,500	1,486,045
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r) 5.764%, 06/14/24	460	460,026
Becton Dickinson & Co.
3.363%, 06/06/24	1,700	1,695,877
Campbell Soup Co.
3.300%, 03/19/25	6,287	6,154,906
Capital One Financial Corp.
3.300%, 10/30/24	1,486	1,468,111
3.200%, 02/05/25	4,900	4,803,974
Cardinal Health, Inc.
3.079%, 06/15/24	8,150	8,121,380
Caterpillar Financial Services Corp.
3.300%, 06/09/24	1,110	1,106,799
CenterPoint Energy, Inc.
2.500%, 09/01/24	2,000	1,976,323
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r) 5.868%, 05/13/26	7,700	7,691,633
Citigroup, Inc.
3.750%, 06/16/24	1,000	997,392
CNA Financial Corp.
3.950%, 05/15/24	5,850	5,846,546
Conagra Brands, Inc.
4.300%, 05/01/24	465	465,000
Constellation Energy Generation LLC
3.250%, 06/01/25	7,800	7,597,145
Continental Resources, Inc.
3.800%, 06/01/24	587	585,292
Crown Castle, Inc.
3.200%, 09/01/24	780	772,975
Devon Energy Corp.
5.250%, 09/15/24	400	398,874
Discover Financial Services
3.950%, 11/06/24	2,496	2,470,792
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	6,327	6,222,686
Edison International
3.550%, 11/15/24	3,000	2,962,941
4.950%, 04/15/25	4,620	4,580,055
Elevance Health, Inc.
3.500%, 08/15/24	2,300	2,284,960
2.375%, 01/15/25	8,700	$8,499,281

92

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Energy Transfer LP
4.050%, 03/15/25	344	338,743
Equifax, Inc.
2.600%, 12/01/24	1,700	1,668,502
Evergy, Inc.
2.450%, 09/15/24	447	441,091
Fiserv, Inc.
2.750%, 07/01/24	5,000	4,973,630
Flex Ltd.
4.750%, 06/15/25	600	592,199
General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r) 5.914%, 05/05/26	4,714	4,725,018
General Motors Financial Co., Inc.
1.200%, 10/15/24	2,000	1,958,897
GlaxoSmithKline Capital PLC
3.000%, 06/01/24	4,361	4,351,515
Global Payments, Inc.
2.650%, 02/15/25	2,600	2,535,861
Goldman Sachs Group, Inc.
3.500%, 01/23/25	5,000	4,921,862
Goldman Sachs Group, Inc., Floating Rate Note, SOFR + 0.486%, FRN
(r) 5.840%, 10/21/24	5,160	5,163,664
Huntington Bancshares, Inc.
2.625%, 08/06/24	540	535,407
International Business Machines Corp.
3.000%, 05/15/24	6,600	6,593,384
John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r) 5.792%, 03/06/26	2,500	2,506,914
Laboratory Corp. of America Holdings
3.600%, 02/01/25	363	356,710
Marathon Petroleum Corp.
3.625%, 09/15/24	5,500	5,452,169
MPLX LP
4.875%, 12/01/24	2,150	2,136,224
NextEra Energy Capital Holdings, Inc.
4.200%, 06/20/24	720	718,366

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.115%, 01/29/26	7,800	$7,819,065
	NNN REIT, Inc.
	3.900%, 06/15/24	1,300	1,296,682
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	6,250	6,191,687
	Oracle Corp.
	3.400%, 07/08/24	500	497,619
	2.950%, 11/15/24	6,300	6,206,637
	Parker-Hannifin Corp.
	3.650%, 06/15/24	2,000	1,993,702
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.450%, 07/01/24	2,060	2,051,758
	PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.748%, 02/13/26	3,020	3,025,255
	Philip Morris International, Inc.
	2.875%, 05/01/24	10,000	10,000,000
	Public Storage Operating Co., Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.054%, 04/16/27	11,500	11,539,848
	Realty Income Corp.
	3.875%, 07/15/24	8,657	8,626,865
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	5,000	4,998,112
	Simon Property Group LP
	2.000%, 09/13/24	8,267	8,157,807
	Timken Co.
	3.875%, 09/01/24	6,400	6,355,421
	Truist Financial Corp.
	2.500%, 08/01/24	280	277,672
	Ventas Realty LP
	3.500%, 02/01/25	6,600	6,480,398
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.144%, 03/20/26	2,259	2,275,287
	Wells Fargo & Co.
	# 3.300%, 09/09/24	5,000	4,958,355
	Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,805,237

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
#	3.550%, 04/01/25	2,600	$2,547,399

TOTAL UNITED STATES			240,327,805

TOTAL BONDS			510,290,031

U.S. TREASURY OBLIGATIONS — (39.2%)
U.S. Treasury Bills
∞	4.566%, 05/14/24	38,000	37,927,684
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	156,000	156,180,553
(r)	3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	153,000	153,336,089
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	35,000	35,036,914
(r)	3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	10,000	10,004,371

TOTAL U.S. TREASURY OBLIGATIONS			392,485,611

COMMERCIAL PAPER — (9.4%)

CANADA — (2.5%)
Canadian National Railway Co.
Ω	5.550%, 05/22/24	7,000	6,977,068
Ω	6.104%, 06/26/24	1,000	991,328
Nutrien Ltd.
Ω	5.704%, 07/05/24	7,500	7,423,633
Rogers Communications, Inc.
Ω	5.769%, 05/16/24	4,000	3,990,249
TELUS Corp.
Ω	5.635%, 08/22/24	5,500	5,402,080
Ω	5.776%, 09/25/24	250	244,204

TOTAL CANADA			25,028,562

GERMANY — (0.8%)
BASF SE
Ω	5.614%, 07/30/24	8,000	7,890,207
VW Credit, Inc.
Ω	5.799%, 05/17/24	250	249,351

TOTAL GERMANY			8,139,558

		Face Amount^	Value†
		(000)
ITALY — (0.6%)
Intesa Sanpaolo Funding LLC
	5.754%, 05/08/24	6,000	$5,992,359

SPAIN — (0.1%)
Avangrid, Inc.
Ω	5.115%,06/13/24	1,250	1,241,334

UNITED KINGDOM — (0.5%)
HSBC USA, Inc.
Ω	5.577%,05/24/24	3,213	3,201,437
Ω	5.627%,06/27/24	2,154	2,134,909

TOTAL UNITED KINGDOM			5,336,346

UNITED STATES — (4.9%)
American Electric Power Co., Inc.
Ω	5.741%,06/12/24	6,000	5,960,019
Bayer Corp.
Ω	5.753%,07/08/24	1,099	1,087,023
Ω	5.661%,07/08/24	3,000	2,967,305
Ω	5.756%,07/24/24	1,000	986,549
Ω	5.695%,08/15/24	500	491,533
Dominion Energy, Inc.
Ω	5.682%,05/01/24	1,000	999,850
Ω	5.703%,05/17/24	5,925	5,909,693
Ω	5.658%,09/05/24	1,000	979,986
EIDP, Inc.
Ω	5.617%,05/10/24	5,000	4,992,357
Ω	6.204%,05/13/24	1,500	1,497,012
Ω	5.610%,05/23/24	500	498,243
Ω	5.587%,06/10/24	3,500	3,477,715
Entergy Corp.
Ω	5.763%,05/07/24	6,000	5,993,700
Eversource Energy
Ω	5.756%,05/03/24	500	499,774
General Motors Financial Co., Inc.
Ω	5.065%,05/21/24	1,000	996,750
Ω	5.762%,08/09/24	2,979	2,931,832
Harley-Davidson Financial Services, Inc.
Ω	6.262%,05/14/24	6,000	5,986,956

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ω	6.155%, 06/27/24	2,250	$2,229,125

TOTAL UNITED STATES			48,485,422

TOTAL COMMERCIAL PAPER (Cost $94,243,757)			94,223,581

TOTAL INVESTMENT SECURITIES (Cost $1,007,927,989)			996,999,223

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	374,323	$4,330,168

TOTAL INVESTMENTS — (100.0%) (Cost $1,012,258,157)			$1,001,329,391

As of April 30, 2024, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	27,960,834	AUD	42,302,849	Societe Generale	05/07/24	$552,933
USD	7,559,406	CAD	10,189,740	HSBC Bank	05/08/24	156,730
USD	24,954,389	NZD	41,223,969	State Street Bank and Trust	05/10/24	663,296

Total Appreciation						$1,372,959

AUD	15,405,726	USD	10,180,447	Societe Generale	05/07/24	$(199,119)
CAD	10,189,740	USD	7,556,665	UBS AG	05/08/24	(153,989)
NZD	1,485,883	USD	879,432	Citibank, N.A.	05/10/24	(3,880)

Total (Depreciation)						$(356,988)

Total Appreciation (Depreciation)						$1,015,971

As of April 30, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	95	07/12/24	$2,137,839	$2,122,062	$(15,777)
CBOT Soybean Futures	37	07/12/24	2,178,057	2,151,550	(26,507)
CBOT Soybean Meal Futures	37	07/12/24	1,275,522	1,302,030	26,508
CBOT Soybean Oil Futures	46	07/12/24	1,257,068	1,187,076	(69,992)
CBOT Wheat Futures	36	07/12/24	1,120,179	1,085,851	(34,328)
CME Lean Hogs Futures	25	07/15/24	1,059,589	1,054,250	(5,339)
CME Live Cattle Futures	20	08/30/24	1,414,231	1,384,800	(29,431)
COMEX Copper Futures	22	07/29/24	2,515,771	2,510,475	(5,296)
COMEX Gold 100 Troy Oz. Futures	27	08/28/24	6,397,417	6,276,690	(120,727)
COMEX Silver Futures	15	07/29/24	2,065,173	1,999,050	(66,123)
Gas Oil	14	07/11/24	1,108,485	1,089,200	(19,285)
Ice Brent Crude Oil Futures	38	07/31/24	3,290,134	3,226,580	(63,554)

95

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CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
KCBT Hard Red Winter Wheat Futures	23	07/12/24	$752,470	$730,538	$(21,932)
LME Lead Futures	16	07/15/24	838,696	887,304	48,608
LME Lead Futures	19	05/13/24	1,047,386	1,039,970	(7,416)
LME Nickel Futures	30	05/13/24	2,919,501	3,438,360	518,859
LME Nickel Futures	26	07/15/24	2,748,308	3,000,036	251,728
LME Primary Aluminum Futures	83	05/13/24	4,706,697	5,323,807	617,110
LME Primary Aluminum Futures	73	07/15/24	4,397,356	4,725,564	328,208
LME Zinc Futures	45	05/13/24	2,813,179	3,290,422	477,243
LME Zinc Futures	39	07/15/24	2,535,014	2,854,264	319,250
Nybot Csc ’c’ Coffee Futures	17	07/19/24	1,428,063	1,381,144	(46,919)
Nybot Csc No. 11 World Sugar Futures	46	06/28/24	983,687	1,000,003	16,316
NYBOT CTN No. 2 Cotton Futures	15	07/09/24	606,806	588,225	(18,581)
NYMEX Henry Hub Natural Gas Futures	118	06/26/24	2,695,499	2,736,420	40,921
NYMEX Light Sweet Crude Oil Futures	39	06/20/24	3,242,191	3,169,920	(72,271)
NYMEX NY Harbor ULSD Futures	8	06/28/24	864,082	852,969	(11,113)
NYMEX Reformulated Gasoline Blend Futures	10	06/28/24	1,136,131	1,114,722	(21,409)

Total			$59,534,531	$61,523,282	$1,988,751
Short Position contracts:
LME Lead Futures	(10)	07/15/24	(536,920)	(554,565)	(17,645)
LME Lead Futures	(19)	05/13/24	(971,066)	(1,039,970)	(68,904)
LME Nickel Futures	(16)	07/15/24	(1,791,612)	(1,846,176)	(54,564)
LME Nickel Futures	(30)	05/13/24	(3,045,801)	(3,438,360)	(392,559)
LME Primary Aluminum Futures	(45)	07/15/24	(2,902,824)	(2,913,019)	(10,195)
LME Primary Aluminum Futures	(83)	05/13/24	(4,649,624)	(5,323,807)	(674,183)
LME Zinc Futures	(24)	07/15/24	(1,645,147)	(1,756,470)	(111,323)
LME Zinc Futures	(45)	05/13/24	(2,716,368)	(3,290,423)	(574,055)

Total			$(18,259,362)	$(20,162,790)	$(1,903,428)

Total Futures Contracts.			$41,275,169	$41,360,492	$85,323

As of April 30, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	152,977,323	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/29/24	—	—	$(1,870,210)	$(1,870,210)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	231,980,231	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/29/24	—	—	(2,375,908)	(2,375,908)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	215,817,415	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	06/26/24	—	—	(1,466,249)	(1,466,249)

96

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CONTINUED

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	100,718,778	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/26/24	—	—	$(893,630)	$(893,630)
RBC Custom RBCADM0T Total Return Index (5)	Royal Bank of Canada	USD	10,064,618	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/29/24	—	—	(115,602)	(115,602)
RBC Custom RBCADMDT Total Return Index (6)	Royal Bank of Canada	USD	90,057,656	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/29/24	—	—	(956,702)	(956,702)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	283,640,045	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/29/24	—	—	(3,257,677)	(3,257,677)

Total						—	—	$(10,935,978)	$(10,935,978)

*	Portfolio receives the price appreciation of the reference entity at maturity.
***	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$4,356,277
CBOT Corn Futures	5.17%	7,908,355
NYMEX Light Sweet Crude Oil Futures	7.63%	11,669,729
ICE Brent Crude Oil Futures	7.75%	11,861,040
NYBOT CTN No. 2 Cotton Futures	1.45%	2,212,275
COMEX Gold 100 Troy Oz. Futures	15.32%	23,436,932
COMEX Copper Futures	5.98%	9,151,917
NYMEX NY Harbor ULSD Futures	2.00%	3,066,856
NYBOT CSC ’C’ Coffee Futures	3.32%	5,077,381
KCBT Hard Red Winter Wheat Futures	1.73%	2,650,248
LME Primary Aluminum Futures	4.42%	6,759,963
CME Live Cattle Futures	3.31%	5,065,078
CME Lean Hogs Futures	2.53%	3,867,655
LME Lead Futures	0.87%	1,331,499
LME Nickel Futures	2.86%	4,382,277
LME Zinc Futures	2.68%	4,099,779
NYMEX Henry Hub Natural Gas Futures	6.65%	10,175,452
ICE Gasoil Futures	2.71%	4,143,938
CBOT Soybean Futures	5.15%	7,876,798
NYBOT CSC No. 11 World Sugar Futures	2.43%	3,718,506
COMEX Silver Futures	4.82%	7,372,450
CBOT Soybean Meal Futures	3.18%	4,857,796
CBOT Wheat Futures	2.60%	3,975,680
NYMEX Reformulated Gasoline Blend Futures	2.59%	3,959,442

Total Notional Amount		$152,977,323

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$6,714,718
CBOT Corn Futures	4.14%	9,613,226
NYMEX Light Sweet Crude Oil Futures	9.19%	21,322,963
ICE Brent Crude Oil Futures	9.49%	22,008,692
NYBOT CTN No. 2 Cotton Futures	1.78%	4,130,196
COMEX Gold 100 Troy Oz. Futures	12.16%	28,191,427
COMEX Copper Futures	5.99%	13,894,120
NYMEX NY Harbor ULSD Futures	2.02%	4,690,864
NYBOT CSC ’C’ Coffee Futures	3.99%	9,245,580
KCBT Hard Red Winter Wheat Futures	1.39%	3,217,286
LME Primary Aluminum Futures	4.42%	10,248,600
CME Live Cattle Futures	3.34%	7,758,243
CME Lean Hogs Futures	3.02%	7,010,768
LME Lead Futures	0.87%	2,021,414
LME Nickel Futures	2.29%	5,319,894
LME Zinc Futures	2.67%	6,188,542
NYMEX Henry Hub Natural Gas Futures	6.76%	15,676,693
ICE Gasoil Futures	3.27%	7,586,804
CBOT Soybean Futures	5.17%	11,997,847
NYBOT CSC No. 11 World Sugar Futures	2.92%	6,771,160
COMEX Silver Futures	3.86%	8,960,628
CBOT Soybean Meal Futures	3.18%	7,371,441
CBOT Wheat Futures	2.10%	4,869,212
NYMEX Reformulated Gasoline Blend Futures	3.09%	7,169,913

Total Notional Amount		$231,980,231

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$6,246,882
CBOT Corn Futures	4.14%	8,943,441
NYMEX Light Sweet Crude Oil Futures	9.19%	19,837,322
ICE Brent Crude Oil Futures	9.49%	20,475,275
NYBOT CTN No. 2 Cotton Futures	1.78%	3,842,432
COMEX Gold 100 Troy Oz. Futures	12.16%	26,227,237
COMEX Copper Futures	5.99%	12,926,071
NYMEX NY Harbor ULSD Futures	2.02%	4,364,036
NYBOT CSC ’C’ Coffee Futures	3.99%	8,601,411
KCBT Hard Red Winter Wheat Futures	1.39%	2,993,128
LME Primary Aluminum Futures	4.42%	9,534,547
CME Live Cattle Futures	3.34%	7,217,701
CME Lean Hogs Futures	3.02%	6,522,305

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Lead Futures	0.87%	1,880,576
LME Nickel Futures	2.29%	4,949,240
LME Zinc Futures	2.67%	5,757,367
NYMEX Henry Hub Natural Gas Futures	6.76%	14,584,447
ICE Gasoil Futures	3.27%	7,058,207
CBOT Soybean Futures	5.17%	11,161,918
NYBOT CSC No. 11 World Sugar Futures	2.92%	6,299,391
COMEX Silver Futures	3.86%	8,336,312
CBOT Soybean Meal Futures	3.18%	6,857,849
CBOT Wheat Futures	2.10%	4,529,958
NYMEX Reformulated Gasoline Blend Futures	3.09%	6,670,362

Total Notional Amount		$215,817,415

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$2,868,131
CBOT Corn Futures	5.17%	5,206,784
NYMEX Light Sweet Crude Oil Futures	7.63%	7,683,236
ICE Brent Crude Oil Futures	7.75%	7,809,193
NYBOT CTN No. 2 Cotton Futures	1.45%	1,456,540
COMEX Gold 100 Troy Oz. Futures	15.32%	15,430,648
COMEX Copper Futures	5.98%	6,025,533
NYMEX NY Harbor ULSD Futures	2.00%	2,019,188
NYBOT CSC ’C’ Coffee Futures	3.32%	3,342,898
KCBT Hard Red Winter Wheat Futures	1.73%	1,744,897
LME Primary Aluminum Futures	4.42%	4,450,694
CME Live Cattle Futures	3.31%	3,334,798
CME Lean Hogs Futures	2.53%	2,546,426
LME Lead Futures	0.87%	876,646
LME Nickel Futures	2.86%	2,885,248
LME Zinc Futures	2.68%	2,699,254
NYMEX Henry Hub Natural Gas Futures	6.65%	6,699,419
ICE Gasoil Futures	2.71%	2,728,329
CBOT Soybean Futures	5.15%	5,186,007
NYBOT CSC No. 11 World Sugar Futures	2.43%	2,448,228
COMEX Silver Futures	4.82%	4,853,949
CBOT Soybean Meal Futures	3.18%	3,198,325
CBOT Wheat Futures	2.60%	2,617,549
NYMEX Reformulated Gasoline Blend Futures	2.59%	2,606,858

Total Notional Amount		$100,718,778

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$286,607
CBOT Corn Futures	5.17%	520,303
NYMEX Light Sweet Crude Oil Futures	7.63%	767,770

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	7.75%	780,356
NYBOT CTN No. 2 Cotton Futures	1.45%	145,549
COMEX Gold 100 Troy Oz. Futures	15.32%	1,541,953
COMEX Copper Futures	5.98%	602,119
NYMEX NY Harbor ULSD Futures	2.00%	201,773
NYBOT CSC ’C’ Coffee Futures	3.32%	334,049
KCBT Hard Red Winter Wheat Futures	1.73%	174,364
LME Primary Aluminum Futures	4.42%	444,749
CME Live Cattle Futures	3.31%	333,239
CME Lean Hogs Futures	2.53%	254,459
LME Lead Futures	0.87%	87,601
LME Nickel Futures	2.86%	288,317
LME Zinc Futures	2.68%	269,731
NYMEX Henry Hub Natural Gas Futures	6.65%	669,459
ICE Gasoil Futures	2.71%	272,636
CBOT Soybean Futures	5.15%	518,227
NYBOT CSC No. 11 World Sugar Futures	2.43%	244,646
COMEX Silver Futures	4.82%	485,045
CBOT Soybean Meal Futures	3.18%	319,602
CBOT Wheat Futures	2.60%	261,566
NYMEX Reformulated Gasoline Blend Futures	2.59%	260,498

Total Notional Amount		$10,064,618

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$2,606,738
CBOT Corn Futures	4.14%	3,731,976
NYMEX Light Sweet Crude Oil Futures	9.19%	8,277,843
ICE Brent Crude Oil Futures	9.49%	8,544,052
NYBOT CTN No. 2 Cotton Futures	1.78%	1,603,394
COMEX Gold 100 Troy Oz. Futures	12.16%	10,944,267
COMEX Copper Futures	5.99%	5,393,873
NYMEX NY Harbor ULSD Futures	2.02%	1,821,053
NYBOT CSC ’C’ Coffee Futures	3.99%	3,589,251
KCBT Hard Red Winter Wheat Futures	1.39%	1,248,991
LME Primary Aluminum Futures	4.42%	3,978,636
CME Live Cattle Futures	3.34%	3,011,848
CME Lean Hogs Futures	3.02%	2,721,669
LME Lead Futures	0.87%	784,739
LME Nickel Futures	2.29%	2,065,250
LME Zinc Futures	2.67%	2,402,470
NYMEX Henry Hub Natural Gas Futures	6.76%	6,085,890
ICE Gasoil Futures	3.27%	2,945,293
CBOT Soybean Futures	5.17%	4,657,716
NYBOT CSC No. 11 World Sugar Futures	2.92%	2,628,650
COMEX Silver Futures	3.86%	3,478,629
CBOT Soybean Meal Futures	3.18%	2,861,687
CBOT Wheat Futures	2.10%	1,890,290
NYMEX Reformulated Gasoline Blend Futures	3.09%	2,783,451

Total Notional Amount		$90,057,656

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$8,077,111
CBOT Corn Futures	5.17%	14,663,128
NYMEX Light Sweet Crude Oil Futures	7.63%	21,637,211
ICE Brent Crude Oil Futures	7.75%	21,991,927
NYBOT CTN No. 2 Cotton Futures	1.45%	4,101,848
COMEX Gold 100 Troy Oz. Futures	15.32%	43,455,150
COMEX Copper Futures	5.98%	16,968,856
NYMEX NY Harbor ULSD Futures	2.00%	5,686,353
NYBOT CSC ’C’ Coffee Futures	3.32%	9,414,131
KCBT Hard Red Winter Wheat Futures	1.73%	4,913,908
LME Primary Aluminum Futures	4.42%	12,533,859
CME Live Cattle Futures	3.31%	9,391,319
CME Lean Hogs Futures	2.53%	7,171,140
LME Lead Futures	0.87%	2,468,774
LME Nickel Futures	2.86%	8,125,316
LME Zinc Futures	2.68%	7,601,528
NYMEX Henry Hub Natural Gas Futures	6.65%	18,866,625
ICE Gasoil Futures	2.71%	7,683,406
CBOT Soybean Futures	5.15%	14,604,618
NYBOT CSC No. 11 World Sugar Futures	2.43%	6,894,599
COMEX Silver Futures	4.82%	13,669,490
CBOT Soybean Meal Futures	3.18%	9,006,991
CBOT Wheat Futures	2.60%	7,371,432
NYMEX Reformulated Gasoline Blend Futures	2.59%	7,341,325

Total Notional Amount		$283,640,045

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$3,148,757	—	$3,148,757
Canada	—	69,076,515	—	69,076,515
Finland	—	1,066,777	—	1,066,777
France	—	19,026,284	—	19,026,284
Germany	—	29,500,217	—	29,500,217
Ireland	—	5,379,204	—	5,379,204
Italy	—	5,995,728	—	5,995,728
Japan	—	54,379,218	—	54,379,218
Netherlands	—	6,891,986	—	6,891,986
New Zealand	—	23,410,634	—	23,410,634
Supranational Organization Obligations	—	15,252,669	—	15,252,669
Sweden	—	9,125,036	—	9,125,036
Switzerland	—	2,277,322	—	2,277,322
United Kingdom	—	25,431,879	—	25,431,879
United States	—	240,327,805	—	240,327,805
U.S. Treasury Obligations	—	392,485,611	—	392,485,611

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$94,223,581	—	$94,223,581
Securities Lending Collateral	—	4,330,168	—	4,330,168

Total Investments in Securities	—	$1,001,329,391	—	$1,001,329,391

Financial Instruments
Assets
Forward Currency Contracts**	—	1,372,959	—	1,372,959
Futures Contracts**	$2,644,751	—	—	2,644,751
Liabilities
Forward Currency Contracts**	—	(356,988)	—	(356,988)
Futures Contracts**	(2,559,428)	—	—	(2,559,428)
Swap Agreements**	—	(10,935,978)	—	(10,935,978)

Total Financial Instruments	$85,323	$(9,920,007)	—	$(9,834,684)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $4,242 of securities on loan)	$996,999
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,330)	4,330
Segregated Cash for Futures Contracts	360
Foreign Currencies at Value	2
Segregated Cash for Swaps Contracts	12,800
Cash	136,669
Receivables:
Investment Securities Sold	2,961
Dividends and Interest	3,829
Securities Lending Income	3
Fund Shares Sold	153
Unrealized Gain on Forward Currency Contracts	1,373

Total Assets	1,159,479

LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,352
Investment Securities Purchased	23,051
Fund Shares Redeemed	712
Due to Advisor	272
Due to Broker	2,380
Futures Margin Variation	39
Unrealized Loss on Swap Contracts	10,936
Unrealized Loss on Forward Currency Contracts	357
Payable for Swap Contracts Payments	679
Accrued Expenses and Other Liabilities	125

Total Liabilities	42,903

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE D)
NET ASSETS	$1,116,576

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	243,491,736

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.59

Investment Securities at Cost	$1,007,928

Foreign Currencies at Cost	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$1,195,109
Total Distributable Earnings (Loss)	(78,533)

NET ASSETS	$1,116,576

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$23,978
Income from Securities Lending, Net	10

Total Investment Income	23,988

Expenses
Investment Management Fees	2,037
Accounting & Transfer Agent Fees	108
Custodian Fees	28
Filing Fees	23
Shareholders’ Reports	36
Directors’/Trustees’ Fees & Expenses	5
Professional Fees	13
Other	30

Total Expenses	2,280

Fees Waived, Expenses Reimbursed by Advisor (Note D)	393
Fees Paid Indirectly (Note D)	5

Net Expenses	1,882

Net Investment Income (Loss)	22,106

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(8,683)
Affiliated Investment Companies Shares Sold	1
Futures	(3,872)
Swap Contracts	(24,362)
Foreign Currency Transactions	47
Forward Currency Contracts	(1,686)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	23,430
Futures	520
Swap Contracts	(6,323)
Translation of Foreign Currency-Denominated Amounts	6
Forward Currency Contracts	(271)

Net Realized and Unrealized Gain (Loss)	(21,193)

Net Increase (Decrease) in Net Assets Resulting from Operations	$913

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,106	$43,688
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(8,683)	(20,616)
Affiliated Investment Companies Shares Sold	12
Futures	(3,872)	(9,574)
Swap Contracts	(24,362)	(127,781)
Foreign Currency Transactions	47	(111)
Forward Currency Contracts	(1,686)	(674)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	23,430	49,627
Affiliated Investment Companies Shares	—	6
Futures	520	471
Swap Contracts	(6,323)	(10,073)
Translation of Foreign Currency-Denominated Amounts	6	14
Forward Currency Contracts	(271)	896

Net Increase (Decrease) in Net Assets Resulting from Operations	913	(74,125)

Distributions:
Institutional Class Shares	(25,469)	(113,511)
Capital Share Transactions (1):
Shares Issued	198,792	518,609
Shares Issued in Lieu of Cash Distributions	24,414	104,344
Shares Redeemed	(394,951)	(812,529)

Net Increase (Decrease) from Capital Share Transactions	(171,745)	(189,576)

Total Increase (Decrease) in Net Assets	(196,301)	(377,212)
Net Assets
Beginning of Period	1,312,877	1,690,089

End of Period	$1,116,576	$1,312,877

(1) Shares Issued and Redeemed:
Shares Issued	45,274	108,791
Shares Issued in Lieu of Cash Distributions	5,735	20,888
Shares Redeemed	(88,610)	(171,581)

Net Increase (Decrease) from Shares Issued and Redeemed	(37,601)	(41,902)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$4.67		$5.23	$7.26	$5.00	$5.46	$5.68

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.14	0.07	0.01	0.06	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.06)		(0.33)	0.07	2.27	(0.46)	(0.22)

Total from Investment Operations	0.02		(0.19)	0.14	2.28	(0.40)	(0.11)

Less Distributions:
Net Investment Income	(0.10)		(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Total Distributions	(0.10)		(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Net Asset Value, End of Period	$4.59		$4.67	$5.23	$7.26	$5.00	$5.46

Total Return	0.51	%(B)	(4.12%)	6.38%	45.67%	(7.41%)	(1.99%)

Net Assets, End of Period (thousands)	$1,116,576		$1,312,877	$1,690,089	$1,765,786	$1,096,427	$1,579,044
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.32%	0.30%	0.31%	0.33%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39	%(C)	0.39%	0.38%	0.40%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	3.77	%(C)	2.85%	1.25%	0.24%	1.15%	1.99%
Portfolio Turnover Rate	41	%(B)	36%	134%	114%	71%	38%

See page 1-2 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

107

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

108

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2024, the Portfolio held a $242,475,735 investment in the Subsidiary, representing 21.71% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2024, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

109

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2024, approximately $393 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$7

F. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$321,024	$247,053	$61,023	$419,764

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$5,476	$26,712	$27,859	$1	—	$4,330	374	$134	—

Total	$5,476	$26,712	$27,859	$1	—	$4,330	374	$134	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2022	$500,400	—	—	$500,400
2023	113,511	—	—	113,511

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(3,129)	—	$(3,129)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$18,492	—	$(46,601)	$(25,858)	$(53,967)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$46,601	$46,601

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,705,512	$1,955	$(1,689,725)	$(1,687,770)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined

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investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt

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security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$90,413	$99,237	$1,114,815

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)
DFA Commodity Strategy Portfolio	$4,018	$1,373	$2,645

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (3)	Commodity Futures Contracts *,(4)	Swap Contracts (5)
DFA Commodity Strategy Portfolio	$(13,852)	$(357)	$(2,559)	$(10,936)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(29,920)	$(1,686)	$(3,872)	$(24,362)

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	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(6,074)	$(271)	$520	$(6,323)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

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The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2024 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets							Liabilities
DFA Commodity Strategy Portfolio
Citibank, N.A.	—	—	—	—	—	—	$2,364	$2,364	—	—	$(399)	$1,965
HSBC Bank	$157	$157	—	—	—	$157	—	—	—	—	—	—
UBS AG	—	—	—	—	—	—	3,412	3,412	—	—	(2,208)	1,204
Bank of America Corp	—	—	—	—	—	—	4,246	4,246	—	—	(4,246)	—
Royal Bank of Canada	—	—	—	—	—	—	1,072	1,072	—	—	—	1,072
Societe Generale	553	553	$(199)	—	—	354	199	199	$(199)	—	—	—
State Street Bank and Trust	663	663	—	—	—	663	—	—	—	—	—	—

Total	$1,373	$1,373	$(199)	—	—	$1,174	$11,293	$11,293	$(199)	—	$(6,853)	$4,241

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

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There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2024.

J. Securities Lending:

As of April 30, 2024, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

M. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio	3	71%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,209.30	0.08%	$0.44
Hypothetical 5% Annual Return	$1,000.00	$1,024.47	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

121

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	9.1%
Consumer Discretionary	10.3%
Consumer Staples	6.2%
Energy	4.1%
Financials	13.1%
Health Care	12.3%
Industrials	8.8%
Information Technology	29.2%
Materials	2.4%
Real Estate	2.2%
Utilities	2.3%

100.0%

122

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (9.1%)
* Alphabet, Inc., Class A	1,564,642	$254,692,425	2.3%
* Alphabet, Inc., Class C	1,309,971	215,673,625	1.9%
Comcast Corp., Class A	1,051,321	40,065,843	0.4%
Meta Platforms, Inc., Class A	583,924	251,186,587	2.2%
* Netflix, Inc.	114,916	63,277,346	0.6%
Verizon Communications, Inc.	1,115,925	44,067,878	0.4%
Walt Disney Co.	487,112	54,118,143	0.5%
Other Securities		101,240,560	0.8%

TOTAL COMMUNICATION SERVICES		1,024,322,407	9.1%

CONSUMER DISCRETIONARY — (10.3%)
* Amazon.com, Inc.	2,426,369	424,614,575	3.8%
Home Depot, Inc.	264,275	88,325,990	0.8%
McDonald’s Corp.	192,623	52,593,784	0.5%
* Tesla, Inc.	735,704	134,839,829	1.2%
Other Securities		455,822,231	4.0%

TOTAL CONSUMER DISCRETIONARY		1,156,196,409	10.3%

CONSUMER STAPLES — (6.1%)
Coca-Cola Co.	1,033,283	63,825,891	0.6%
Costco Wholesale Corp.	117,825	85,175,692	0.8%
PepsiCo, Inc.	364,981	64,203,808	0.6%
Procter & Gamble Co.	624,797	101,966,870	0.9%
Walmart, Inc.	1,136,707	67,463,560	0.6%
Other Securities		308,121,879	2.6%

TOTAL CONSUMER STAPLES		690,757,700	6.1%

ENERGY — (4.1%)
Chevron Corp.	460,569	74,275,963	0.7%
Exxon Mobil Corp.	1,054,387	124,702,351	1.1%
Other Securities		259,618,695	2.3%

TOTAL ENERGY		458,597,009	4.1%

FINANCIALS — (13.1%)
Bank of America Corp.	1,828,278	67,664,569	0.6%
* Berkshire Hathaway, Inc., Class B	483,084	191,653,915	1.7%
JPMorgan Chase & Co.	767,617	147,182,884	1.3%
Mastercard, Inc., Class A	219,069	98,843,933	0.9%
# Visa, Inc., Class A	419,951	112,803,038	1.0%
Wells Fargo & Co.	955,707	56,692,539	0.5%
Other Securities		798,135,672	7.1%

TOTAL FINANCIALS		1,472,976,550	13.1%

HEALTH CARE — (12.2%)
Abbott Laboratories	461,034	48,855,773	0.4%
AbbVie, Inc.	468,821	76,249,047	0.7%
Danaher Corp.	174,655	43,073,416	0.4%
Eli Lilly & Co.	211,727	165,379,960	1.5%

123

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	639,207	$92,422,940	0.8%
Merck & Co., Inc.	672,872	86,948,520	0.8%
Thermo Fisher Scientific, Inc.	102,603	58,352,378	0.5%
UnitedHealth Group, Inc.	245,591	118,792,367	1.1%
Other Securities		687,890,168	6.0%

TOTAL HEALTH CARE		1,377,964,569	12.2%

INDUSTRIALS — (8.8%)
Caterpillar, Inc.	135,195	45,232,191	0.4%
General Electric Co.	288,927	46,754,167	0.4%
Other Securities		898,194,653	8.0%

TOTAL INDUSTRIALS		990,181,011	8.8%

INFORMATION TECHNOLOGY — (29.1%)
Accenture PLC, Class A	166,504	50,102,719	0.4%
* Adobe, Inc.	120,031	55,553,948	0.5%
* Advanced Micro Devices, Inc.	429,064	67,955,156	0.6%
Apple, Inc.	3,853,200	656,315,556	5.8%
Applied Materials, Inc.	220,834	43,868,674	0.4%
Broadcom, Inc.	116,841	151,924,847	1.4%
Cisco Systems, Inc.	1,079,101	50,696,165	0.5%
International Business Machines Corp.	242,867	40,364,495	0.4%
Intuit, Inc.	74,291	46,477,935	0.4%
Microsoft Corp.	1,972,458	767,937,073	6.8%
NVIDIA Corp.	655,664	566,506,809	5.0%
Oracle Corp.	423,406	48,162,432	0.4%
QUALCOMM, Inc.	296,368	49,152,633	0.4%
Salesforce, Inc.	257,046	69,129,951	0.6%
Texas Instruments, Inc.	241,489	42,603,489	0.4%
Other Securities		563,956,050	5.0%

TOTAL INFORMATION TECHNOLOGY		3,270,707,932	29.0%

MATERIALS — (2.3%)
Linde PLC	128,765	56,780,214	0.5%
Other Securities		208,007,271	1.9%

TOTAL MATERIALS		264,787,485	2.4%

REAL ESTATE — (2.2%)
Other Securities		243,449,900	2.2%

UTILITIES — (2.3%)
Other Securities		261,699,382	2.3%

TOTAL COMMON STOCKS (Cost $2,683,429,347)		11,211,640,354	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	33,565,140	33,565,140	0.3%

124

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	901,198	$10,425,062	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,727,419,499)		$11,255,630,556	100.0%

As of April 30, 2024, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	142	06/21/24	$36,990,443	$35,975,700	$(1,014,743)

Total Futures Contracts			$36,990,443	$35,975,700	$(1,014,743)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$1,024,322,407	—	—		$1,024,322,407
Consumer Discretionary	1,156,196,409	—	—		1,156,196,409
Consumer Staples	690,757,700	—	—		690,757,700
Energy	458,597,009	—	—		458,597,009
Financials	1,472,976,550	—	—		1,472,976,550
Health Care	1,377,757,799	—	$206,770		1,377,964,569
Industrials	990,181,011	—	—		990,181,011
Information Technology	3,270,707,932	—	—		3,270,707,932
Materials	264,787,485	—	—		264,787,485
Real Estate	243,449,900	—	—		243,449,900
Utilities	261,699,382	—	—		261,699,382
Temporary Cash Investments	33,565,140	—	—		33,565,140
Securities Lending Collateral	—	$10,425,062	—		10,425,062

Total Investments in Securities	$11,244,998,724	$10,425,062	$206,770	<>	$11,255,630,556

Financial Instruments
Liabilities
Futures Contracts**	(1,014,743)	—	—		(1,014,743)

Total Financial Instruments	$(1,014,743)	—	—		$(1,014,743)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

125

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $76,560 of securities on loan)	$11,211,640
Temporary Cash Investments at Value & Cost	33,565
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $10,425)	10,425
Segregated Cash for Futures Contracts	1,675
Receivables:
Dividends and Interest	6,928
Securities Lending Income	8
Fund Shares Sold	10,698
Prepaid Expenses and Other Assets	49

Total Assets	11,274,988

LIABILITIES:
Payables:
Upon Return of Securities Loaned	10,446
Fund Shares Redeemed	3,900
Due to Advisor	431
Futures Margin Variation	478
Accrued Expenses and Other Liabilities	867

Total Liabilities	16,122

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$11,258,866

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,258,866 and shares outstanding of 336,862,880, $0.01 Par Value (1)	$33.42

(1) NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,683,429

NET ASSETS CONSIST OF:
Paid-In Capital	$2,234,582
Total Distributable Earnings (Loss)	9,024,284

NET ASSETS	$11,258,866

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

126

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21)	$86,586
Income from Securities Lending, Net	99

Total Investment Income	86,685

Fund Expenses
Investment Management Fees	3,325
Accounting & Transfer Agent Fees	876
S&P 500® Fees	84
Custodian Fees	73
Filing Fees	49
Shareholders’ Reports	82
Directors’/Trustees’ Fees & Expenses	37
Professional Fees	92
Other	627

Total Fund Expenses	5,245

Fees Waived, Expenses Reimbursed by Advisor (Note C)	812

Net Expenses	4,433

Net Investment Income (Loss)	82,252

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	185,458
Affiliated Investment Companies Shares Sold	(1)
Futures	5,428
In-Kind Redemptions	296,829
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,472,221
Futures	(331)

Net Realized and Unrealized Gain (Loss)	1,959,604

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,041,856

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,252	$159,366
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	185,458	352,340
Affiliated Investment Companies Shares Sold	(1)	80
Futures	5,428	5,297
In-Kind Redemptions	296,829	196,611
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,472,221	252,431
Affiliated Investment Companies Shares	—	8
Futures	(331)	(1,071)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,041,856	965,062

Distributions:
Institutional Class Shares	(376,268)	(572,729)
Capital Share Transactions (1):
Shares Issued	830,736	1,249,148
Shares Issued in Lieu of Cash Distributions	350,954	534,574
Shares Redeemed	(1,487,146)	(2,094,067)

Net Increase (Decrease) from Capital Share Transactions	(305,456)	(310,345)

Total Increase (Decrease) in Net Assets	1,360,132	81,988
Net Assets
Beginning of Period	9,898,734	9,816,746

End of Period	$11,258,866	$9,898,734

(1) Shares Issued and Redeemed:
Shares Issued	25,585	43,453
Shares Issued in Lieu of Cash Distributions	11,337	19,445
Shares Redeemed	(45,903)	(73,335)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,981)	(10,437)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$28.62		$27.55	$34.56	$25.10	$23.48	$21.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24		0.45	0.44	0.43	0.44	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	5.65		2.26	(5.21)	10.09	1.77	2.50

Total from Investment Operations	5.89		2.71	(4.77)	10.52	2.21	2.94

Less Distributions:
Net Investment Income	(0.20)		(0.42)	(0.40)	(0.43)	(0.47)	(0.39)
Net Realized Gains	(0.89)		(1.22)	(1.84)	(0.63)	(0.12)	(0.13)

Total Distributions	(1.09)		(1.64)	(2.24)	(1.06)	(0.59)	(0.52)

Net Asset Value, End of Period	$33.42		$28.62	$27.55	$34.56	$25.10	$23.48

Total Return	20.93	%(B)	10.12%	(14.71%)	42.87%	9.63%	14.29%

Net Assets, End of Period (thousands)	$11,258,866		$9,898,734	$9,816,746	$12,307,860	$9,562,761	$9,786,391
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09	%(C)	0.09%	0.09%	0.09%	0.09%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.48	%(C)	1.58%	1.46%	1.39%	1.83%	2.02%
Portfolio Turnover Rate	1	%(B)	3%	2%	4%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

130

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the

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Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Company Portfolio (1)	0.08%	—	$812

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
U.S. Large Company Portfolio	$515	$711	$1,350	$812	$3,388

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $11 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$108

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$102,053	$371,203

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2023	at Cost	from Sales	on Sales	Depreciation	April 30, 2024	April 30, 2024	Income	Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$18,033	$205,031	$212,638	$(1)	—	$10,425	901	$621	—

Total	$18,033	$205,031	$212,638	$(1)	—	$10,425	901	$621	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
U.S. Large Company Portfolio
2022	$147,910	$644,294	—	$792,204
2023	145,816	426,913	—	572,729

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Large Company Portfolio	$(13,584)	$(38,586)	$(52,170)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
U.S. Large Company Portfolio	—	$306,650	—	$7,052,160	$7,358,810

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Company Portfolio	$2,730,566	$8,673,902	$(145,691)	$8,528,211

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts

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are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$35,074

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at	Equity
	April 30, 2024	Contracts *,(1)
U.S. Large Company Portfolio	$(1,015)	$(1,015)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$5,428	$5,428

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
U.S. Large Company Portfolio	$(331)	$(331)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

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H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2024
U.S. Large Company Portfolio	6.08%	$8,496	10	$14	$18,123	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2024.

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I. Securities Lending:

As of April 30, 2024, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
U.S. Large Company Portfolio	$68,005

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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K. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

U.S. Large Company Portfolio	$296,829

L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

M. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
U.S. Large Company Portfolio	3	68%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the

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fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

For the six months ended April 30, 2024 the Portfolio’s activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
U.S. Large Company Portfolio	$374,691	11,536,151	$527

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,207.60	0.11%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	6.6%
Consumer Discretionary	5.5%
Consumer Staples	4.4%
Energy	14.4%
Financials	24.4%
Health Care	14.2%
Industrials	12.7%
Information Technology	9.1%
Materials	7.9%
Real Estate	0.4%
Utilities	0.4%

100.0%

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THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (6.5%)
AT&T, Inc.	17,424,096	$294,292,981	1.1%
Comcast Corp., Class A	12,257,215	467,122,464	1.7%
T-Mobile U.S., Inc.	1,545,488	253,722,765	0.9%
Verizon Communications, Inc.	10,105,721	399,074,922	1.5%
Other Securities		393,524,347	1.3%

TOTAL COMMUNICATION SERVICES		1,807,737,479	6.5%

CONSUMER DISCRETIONARY — (5.4%)
DR Horton, Inc.	1,755,869	250,193,774	0.9%
General Motors Co.	4,264,358	189,891,862	0.7%
PulteGroup, Inc.	1,754,546	195,491,515	0.7%
Other Securities		876,035,257	3.2%

TOTAL CONSUMER DISCRETIONARY		1,511,612,408	5.5%

CONSUMER STAPLES — (4.3%)
Kroger Co.	3,625,116	200,758,924	0.7%
Mondelez International, Inc., Class A	3,101,723	223,137,953	0.8%
Other Securities		778,572,924	2.8%

TOTAL CONSUMER STAPLES		1,202,469,801	4.3%

ENERGY — (14.1%)
Chevron Corp.	4,492,046	724,432,258	2.6%
ConocoPhillips	3,086,998	387,788,689	1.4%
Exxon Mobil Corp.	10,898,924	1,289,015,690	4.6%
Marathon Petroleum Corp.	1,036,074	188,275,367	0.7%
Other Securities		1,359,262,853	5.0%

TOTAL ENERGY		3,948,774,857	14.3%

FINANCIALS — (24.0%)
Bank of America Corp.	7,565,186	279,987,571	1.0%
* Berkshire Hathaway, Inc., Class B	1,791,259	710,646,183	2.6%
Capital One Financial Corp.	1,477,562	211,926,718	0.8%
Chubb Ltd.	623,230	154,959,907	0.6%
Goldman Sachs Group, Inc.	742,023	316,628,634	1.1%
Hartford Financial Services Group, Inc.	1,920,130	186,041,396	0.7%
JPMorgan Chase & Co.	7,413,686	1,421,500,154	5.1%
Morgan Stanley	2,664,369	242,031,280	0.9%
Travelers Cos., Inc.	1,031,317	218,804,215	0.8%
Wells Fargo & Co.	5,729,127	339,851,814	1.2%
Other Securities		2,618,576,108	9.4%

TOTAL FINANCIALS		6,700,953,980	24.2%

HEALTH CARE — (14.0%)
Bristol-Myers Squibb Co.	4,798,749	210,857,031	0.8%
Cigna Group	835,431	298,282,284	1.1%
CVS Health Corp.	3,020,719	204,532,883	0.7%
Danaher Corp.	1,108,364	273,344,730	1.0%
Elevance Health, Inc.	643,604	340,196,202	1.2%

142

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	2,415,847	$157,513,224	0.6%
Medtronic PLC	2,123,614	170,398,787	0.6%
Pfizer, Inc.	13,412,147	343,619,206	1.2%
* Regeneron Pharmaceuticals, Inc.	180,242	160,534,340	0.6%
Thermo Fisher Scientific, Inc.	370,154	210,513,983	0.8%
UnitedHealth Group, Inc.	424,475	205,318,557	0.7%
Other Securities		1,333,440,290	4.8%

TOTAL HEALTH CARE		3,908,551,517	14.1%

INDUSTRIALS — (12.5%)
Cummins, Inc.	618,184	174,630,798	0.6%
FedEx Corp.	613,891	160,704,386	0.6%
Norfolk Southern Corp.	677,854	156,123,333	0.6%
PACCAR, Inc.	2,024,474	214,816,936	0.8%
RTX Corp.	2,051,769	208,295,589	0.8%
Other Securities		2,561,609,394	9.1%

TOTAL INDUSTRIALS		3,476,180,436	12.5%

INFORMATION TECHNOLOGY — (9.0%)
Analog Devices, Inc.	1,159,653	232,637,988	0.8%
Cisco Systems, Inc.	6,281,401	295,100,219	1.1%
Intel Corp.	6,735,002	205,215,511	0.8%
Micron Technology, Inc.	1,553,715	175,507,646	0.6%
Salesforce, Inc.	579,386	155,820,071	0.6%
TE Connectivity Ltd.	1,310,687	185,435,997	0.7%
Other Securities		1,249,215,297	4.4%

TOTAL INFORMATION TECHNOLOGY		2,498,932,729	9.0%

MATERIALS — (7.7%)
Dow, Inc.	3,111,074	177,020,111	0.6%
Freeport-McMoRan, Inc.	4,433,625	221,415,233	0.8%
Nucor Corp.	1,548,608	260,986,906	1.0%
Steel Dynamics, Inc.	1,332,790	173,422,635	0.6%
Other Securities		1,327,738,271	4.8%

TOTAL MATERIALS		2,160,583,156	7.8%

REAL ESTATE — (0.4%)
Other Securities		109,922,778	0.4%

UTILITIES — (0.4%)
Other Securities		110,144,733	0.4%

TOTAL COMMON STOCKS (Cost $16,349,905,379)		27,435,863,874	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	253,789,454	253,789,454	0.9%

143

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	19,052,700	$220,401,630	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $16,824,095,969)		$27,910,054,958	100.7%

As of April 30, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	775	06/21/24	$202,824,226	$196,346,250	$(6,477,976)

Total Futures Contracts			$202,824,226	$196,346,250	$(6,477,976)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,807,683,605	$53,874	—	$1,807,737,479
Consumer Discretionary	1,511,612,408	—	—	1,511,612,408
Consumer Staples	1,202,469,801	—	—	1,202,469,801
Energy	3,948,774,857	—	—	3,948,774,857
Financials	6,700,953,980	—	—	6,700,953,980
Health Care	3,908,551,517	—	—	3,908,551,517
Industrials	3,476,180,436	—	—	3,476,180,436
Information Technology	2,498,932,729	—	—	2,498,932,729
Materials	2,160,583,156	—	—	2,160,583,156
Real Estate	109,922,778	—	—	109,922,778
Utilities	110,144,733	—	—	110,144,733
Temporary Cash Investments	253,789,454	—	—	253,789,454
Securities Lending Collateral	—	220,401,630	—	220,401,630

Total Investments in Securities	$27,689,599,454	$220,455,504	—	$27,910,054,958

Financial Instruments
Liabilities
Futures Contracts**	(6,477,976)	—	—	(6,477,976)

Total Financial Instruments	$(6,477,976)	—	—	$(6,477,976)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

144

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

The U.S. Large
Cap Value
Series*
ASSETS:
Investment Securities at Value (including $256,876 of securities on loan)	$27,435,864
Temporary Cash Investments at Value & Cost	253,789
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $220,401)	220,402
Segregated Cash for Futures Contracts	9,145
Receivables:
Investment Securities Sold	15,982
Dividends and Interest	31,443
Securities Lending Income	25
Prepaid Expenses and Other Assets	4

Total Assets	27,966,654

LIABILITIES:
Payables:
Due to Custodian	4,581
Upon Return of Securities Loaned	220,740
Investment Securities Purchased	9,641
Due to Advisor	2,343
Futures Margin Variation	3,100
Accrued Expenses and Other Liabilities	798

Total Liabilities	241,203

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$27,725,451

Investment Securities at Cost	$16,349,905

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

145

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$339,114
Income from Securities Lending, Net	857

Total Investment Income	339,971

Expenses
Investment Management Fees	13,623
Accounting & Transfer Agent Fees	262
Custodian Fees	125
Shareholders’ Reports	36
Directors’/Trustees’ Fees & Expenses	94
Professional Fees	157
Other	209

Total Expenses	14,506

Net Expenses	14,506

Net Investment Income (Loss)	325,465

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	46,783
Affiliated Investment Companies Shares Sold	(23)
Futures	36,338
In-Kind Redemptions	1,715,753
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	2,897,358
Affiliated Investment Companies Shares	1
Futures	(4,304)

Net Realized and Unrealized Gain (Loss)	4,691,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,017,371

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

146

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$325,465	$632,594
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	46,783	522,447
Affiliated Investment Companies Shares Sold	(23)	39
Futures	36,338	10,766
In-Kind Redemptions	1,715,753	1,015,486
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	2,897,358	(2,315,132)
Affiliated Investment Companies Shares	1	139
Futures	(4,304)	5,492

Net Increase (Decrease) in Net Assets Resulting from Operations	5,017,371	(128,169)

Transactions in Interest:
Contributions	2,198,396	1,697,787
Withdrawals	(4,138,295)	(3,967,620)

Net Increase (Decrease) from Transactions in Interest	(1,939,899)	(2,269,833)

Total Increase (Decrease) in Net Assets	3,077,472	(2,398,002)
Net Assets
Beginning of Period	24,647,979	27,045,981

End of Period	$27,725,451	$24,647,979

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Total Return	20.76	%(B)	(0.78%)	(3.45%)	48.85%	(11.42%)	7.15%

Net Assets, End of Period (thousands)	$27,725,451		$24,647,979	$27,045,981	$29,820,643	$22,154,405	$29,929,678
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.39	%(C)	2.38%	2.20%	1.92%	2.53%	2.50%
Portfolio Turnover Rate	4	%(B)	13%	10%	10%	4%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2024, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2024, the total related amounts paid by the Trust to the CCO were $21 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$179

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$2,189,097	$1,149,893

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$190,203	$1,862,203	$1,831,982	$(23)	$1	$220,402	19,053	$6,197	—

Total	$190,203	$1,862,203	$1,831,982	$(23)	$1	$220,402	19,053	$6,197	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$16,801,083	$11,441,437	$(355,478)	$11,085,959

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained,

151

assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. When the Series enters into stock index futures, it is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$192,643

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$(6,478)	$(6,478)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

152

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$36,338	$36,338

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$(4,304)	$(4,304)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2024.

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I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$178,150	$221,300	$1,743

J. Securities Lending:

As of April 30, 2024, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$47,130

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

154

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the Series realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The U.S. Large Cap Value Series	$1,715,753

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder report and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

155

O. ReFlow Redemption Service:

The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Series and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ registration statement. If the Series is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Series, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Series’ financial statements. Purchases and redemptions of the feeder portfolio’s shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

156

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

157

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

158

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

159

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

160

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

161

DFA043024-001SD 00299850

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2024
EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,171.00	0.17%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,166.80	0.23%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,178.80	0.42%	$2.28
Hypothetical 5% Annual Return	$1,000.00	$1,022.78	0.42%	$2.11

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,163.70	0.39%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,115.20	0.40%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,140.60	0.41%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.83	0.41%	$2.06

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,221.30	0.51%	$2.82
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.51%	$2.56

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,182.60	0.39%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,125.10	0.27%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,111.30	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,173.70	0.42%	$2.27
Hypothetical 5% Annual Return	$1,000.00	$1,022.78	0.42%	$2.11

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,166.40	0.34%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,023.17	0.34%	$1.71

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,151.10	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,173.20	0.37%	$2.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,162.30	0.30%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,166.50	0.48%	$2.59
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,192.70	0.27%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,193.10	0.32%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,150.70	0.36%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,146.70	0.61%	$3.26
Hypothetical 5% Annual Return	$1,000.00	$1,021.83	0.61%	$3.07

Emerging Markets Value Portfolio (3)
Actual Fund Return	$1,000.00	$1,168.70	0.44%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.68	0.44%	$2.21

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,158.20	0.39%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,162.80	0.63%	$3.39
Hypothetical 5% Annual Return	$1,000.00	$1,021.73	0.63%	$3.17

Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,190.10	0.43%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.73	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	4.4%
Consumer Discretionary	12.2%
Consumer Staples	8.0%
Energy	7.6%
Financials	19.7%
Health Care	10.1%
Industrials	17.1%
Information Technology	7.8%
Materials	9.0%
Real Estate	1.3%
Utilities	2.8%

100.0%

International Core Equity Portfolio
Communication Services	4.5%
Consumer Discretionary	12.7%
Consumer Staples	6.9%
Energy	8.3%
Financials	18.3%
Health Care	7.6%
Industrials	19.1%
Information Technology	6.9%
Materials	10.9%
Real Estate	2.1%
Utilities	2.7%

100.0%

DFA International Real Estate Securities
Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	26.8%
Real Estate	73.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.2%
Consumer Discretionary	11.9%
Consumer Staples	4.9%
Energy	7.2%
Financials	23.5%
Health Care	2.0%
Industrials	22.0%
Information Technology	3.6%
Materials	19.1%
Real Estate	3.0%
Utilities	0.6%

100.0%

International Vector Equity Portfolio
Communication Services	4.2%
Consumer Discretionary	12.2%
Consumer Staples	5.5%
Energy	8.1%
Financials	21.2%
Health Care	5.5%
Industrials	19.8%
Information Technology	6.2%
Materials	13.1%
Real Estate	2.2%
Utilities	2.0%

100.0%

International High Relative Profitability
Portfolio
Communication Services	7.0%
Consumer Discretionary	17.1%
Consumer Staples	10.2%
Energy	11.1%
Financials	5.5%
Health Care	11.0%
Industrials	18.8%
Information Technology	11.4%
Materials	6.3%
Real Estate	0.5%
Utilities	1.1%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	12.6%
Consumer Staples	6.6%
Energy	7.3%
Financials	17.8%
Health Care	6.9%
Industrials	16.7%
Information Technology	10.8%
Materials	11.3%
Real Estate	2.4%
Utilities	2.8%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.1%
Consumer Discretionary	11.9%
Consumer Staples	5.7%
Energy	5.5%
Financials	18.1%
Health Care	4.8%
Industrials	20.1%
Information Technology	6.3%
Materials	17.6%
Real Estate	4.3%
Utilities	2.6%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.1%
Consumer Discretionary	11.7%
Consumer Staples	5.9%
Energy	5.4%
Financials	18.0%
Health Care	4.7%
Industrials	11.2%
Information Technology	19.5%
Materials	10.8%
Real Estate	2.7%
Utilities	3.0%

100.0%

Emerging Markets Targeted Value
Portfolio
Communication Services	3.5%
Consumer Discretionary	10.3%
Consumer Staples	6.2%
Energy	3.1%
Financials	17.6%
Health Care	6.9%
Industrials	15.6%
Information Technology	12.3%
Materials	15.9%
Real Estate	6.2%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity
Portfolio
Communication Services	4.4%
Consumer Discretionary	9.4%
Consumer Staples	6.0%
Energy	5.5%
Financials	19.8%
Health Care	4.2%
Industrials	11.7%
Information Technology	22.4%
Materials	11.4%
Real Estate	2.4%
Utilities	2.8%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.4%)
AUSTRALIA — (5.9%)
BHP Group Ltd., Class DI	697,375	$19,126,284	0.3%
Commonwealth Bank of Australia	399,233	29,251,617	0.5%
Other Securities		303,857,491	5.2%

TOTAL AUSTRALIA		352,235,392	6.0%

AUSTRIA — (0.2%)
Other Securities		11,440,880	0.2%

BELGIUM — (0.9%)
Other Securities		54,006,867	0.9%

CANADA — (10.3%)
Canadian Natural Resources Ltd.	319,147	24,197,725	0.4%
Constellation Software, Inc.	6,752	17,383,488	0.3%
Royal Bank of Canada	194,133	18,782,243	0.3%
Royal Bank of Canada	206,240	19,970,219	0.3%
Suncor Energy, Inc.	450,346	17,198,714	0.3%
Toronto-Dominion Bank	286,785	17,012,086	0.3%
Other Securities		504,397,891	8.7%

TOTAL CANADA		618,942,366	10.6%

DENMARK — (3.2%)
Novo Nordisk AS, Class B	923,030	118,371,392	2.0%
Other Securities		75,513,497	1.3%

TOTAL DENMARK		193,884,889	3.3%

FINLAND — (1.0%)
Other Securities		61,168,151	1.0%

FRANCE — (9.7%)
Air Liquide SA	111,890	21,883,296	0.4%
Airbus SE	158,328	26,054,097	0.4%
Hermes International SCA	9,337	22,352,687	0.4%
L’Oreal SA	60,975	28,588,321	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	66,036,062	1.1%
Safran SA	105,878	22,957,748	0.4%
Sanofi SA	216,767	21,415,074	0.4%
Schneider Electric SE	111,591	25,444,241	0.4%
TotalEnergies SE	937,065	68,029,755	1.2%
# TotalEnergies SE, Sponsored ADR	18,895	1,369,321	0.0%
Vinci SA	155,702	18,244,554	0.3%
Other Securities		262,577,149	4.5%

TOTAL FRANCE		584,952,305	10.0%

GERMANY — (6.8%)
Allianz SE	83,147	23,595,874	0.4%
Deutsche Telekom AG	1,271,712	29,129,280	0.5%
Mercedes-Benz Group AG	314,581	23,795,186	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,597	$17,854,908	0.3%
SAP SE	171,006	30,878,065	0.5%
Siemens AG	189,024	35,410,527	0.6%
Other Securities		246,735,889	4.2%

TOTAL GERMANY		407,399,729	6.9%

HONG KONG — (1.5%)
AIA Group Ltd	3,249,000	23,796,823	0.4%
Other Securities		66,834,951	1.1%

TOTAL HONG KONG		90,631,774	1.5%

IRELAND — (0.6%)
Other Securities		39,064,192	0.7%

ISRAEL — (0.6%)
Other Securities		34,757,300	0.6%

ITALY — (2.3%)
# Stellantis NV	852,765	18,868,702	0.3%
Other Securities		119,147,017	2.1%

TOTAL ITALY		138,015,719	2.4%

JAPAN — (21.2%)
Hitachi Ltd.	278,815	25,723,658	0.4%
Keyence Corp.	40,604	17,856,404	0.3%
Mitsubishi Corp.	740,400	16,932,628	0.3%
Shin-Etsu Chemical Co. Ltd.	533,500	20,651,219	0.4%
Sony Group Corp.	375,200	31,010,781	0.5%
Tokyo Electron Ltd.	131,100	28,756,226	0.5%
Toyota Motor Corp.	2,800,015	63,864,352	1.1%
# Toyota Motor Corp., Sponsored ADR	45,827	10,416,935	0.2%
Other Securities		1,062,117,214	18.1%

TOTAL JAPAN		1,277,329,417	21.8%

NETHERLANDS — (4.2%)
ASML Holding NV	30,871	26,888,810	0.5%
ASML Holding NV	73,888	64,465,063	1.1%
Wolters Kluwer NV	118,210	17,696,803	0.3%
Other Securities		142,802,668	2.4%

TOTAL NETHERLANDS		251,853,344	4.3%

NEW ZEALAND — (0.3%)
Other Securities		16,615,845	0.3%

NORWAY — (0.7%)
Other Securities		44,098,351	0.8%

PORTUGAL — (0.2%)
Other Securities		13,093,167	0.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$55,088,785	0.9%

SPAIN — (2.4%)
# Banco Santander SA	3,608,632	17,558,274	0.3%
Other Securities		124,414,686	2.1%

TOTAL SPAIN		141,972,960	2.4%

SWEDEN — (2.6%)
Other Securities		158,123,089	2.7%

SWITZERLAND — (7.0%)
ABB Ltd.	492,951	23,951,719	0.4%
Nestle SA	702,768	70,558,018	1.2%
Novartis AG	340,245	33,023,321	0.6%
# Novartis AG, Sponsored ADR	195,278	18,967,352	0.3%
Roche Holding AG	213,373	51,127,200	0.9%
Other Securities		222,484,913	3.8%

TOTAL SWITZERLAND		420,112,523	7.2%

UNITED KINGDOM — (12.6%)
3i Group PLC	500,789	17,891,909	0.3%
AstraZeneca PLC	128,443	19,426,858	0.3%
AstraZeneca PLC, Sponsored ADR	495,669	37,611,364	0.6%
BP PLC, Sponsored ADR	748,671	29,025,955	0.5%
Glencore PLC	3,172,321	18,458,339	0.3%
# HSBC Holdings PLC, Sponsored ADR	519,933	22,658,680	0.4%
Shell PLC	77,031	2,738,327	0.0%
Shell PLC, ADR	1,047,820	75,086,750	1.3%
Other Securities		533,042,740	9.2%

TOTAL UNITED KINGDOM		755,940,922	12.9%

UNITED STATES — (0.3%)
Other Securities		15,480,328	0.3%

TOTAL COMMON STOCKS		5,736,208,295	97.9%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		24,088,658	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,749,718,050)		5,760,296,953

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	21,562,087	249,430,226	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,999,149,480)		$6,009,727,179	102.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2024, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	206	06/21/24	$53,936,068	$52,190,100	$(1,745,968)

Total Futures Contracts			$53,936,068	$52,190,100	$(1,745,968)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$17,669,708	$334,565,684	—	$352,235,392
Austria	—	11,440,880	—	11,440,880
Belgium	634,219	53,372,648	—	54,006,867
Canada	616,582,261	2,360,105	—	618,942,366
Denmark	102,826	193,782,063	—	193,884,889
Finland	817,870	60,350,281	—	61,168,151
France	6,667,589	578,284,716	—	584,952,305
Germany	13,688,157	393,711,572	—	407,399,729
Hong Kong	—	90,631,774	—	90,631,774
Ireland	—	39,064,192	—	39,064,192
Israel	5,753,660	29,003,640	—	34,757,300
Italy	1,207,612	136,808,107	—	138,015,719
Japan	22,575,718	1,254,753,699	—	1,277,329,417
Netherlands	79,997,038	171,856,306	—	251,853,344
New Zealand	—	16,615,845	—	16,615,845
Norway	605,396	43,492,955	—	44,098,351
Portugal	—	13,093,167	—	13,093,167
Singapore	—	55,088,785	—	55,088,785
Spain	8,667,620	133,305,340	—	141,972,960
Sweden	32,921	158,090,168	—	158,123,089
Switzerland	45,367,925	374,744,598	—	420,112,523
United Kingdom	248,439,753	507,501,169	—	755,940,922
United States	11,666,575	3,813,753	—	15,480,328
Preferred Stocks
Germany	—	24,088,658	—	24,088,658
Securities Lending Collateral	—	249,430,226	—	249,430,226

Total Investments in Securities	$1,080,476,848	$4,929,250,331	—	$6,009,727,179

Financial Instruments
Liabilities
Futures Contracts**	(1,745,968)	—	—	(1,745,968)

Total Financial Instruments	$(1,745,968)	—	—	$(1,745,968)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.3%)
BHP Group Ltd., Class DI	4,030,666	$110,545,492	0.4%
# BHP Group Ltd., Sponsored ADR	1,271,993	70,163,134	0.2%
Commonwealth Bank of Australia	1,111,912	81,469,275	0.3%
Other Securities		1,731,883,565	5.5%

TOTAL AUSTRALIA		1,994,061,466	6.4%

AUSTRIA — (0.5%)
Other Securities		156,210,133	0.5%

BELGIUM — (1.1%)
Other Securities		342,800,019	1.1%

CANADA — (10.5%)
Bank of Montreal	739,051	66,012,035	0.2%
# Canadian Natural Resources Ltd.	1,401,957	106,296,380	0.4%
Fairfax Financial Holdings Ltd.	65,174	70,857,936	0.2%
National Bank of Canada	879,291	70,603,877	0.2%
# Royal Bank of Canada	1,198,667	116,066,926	0.4%
Suncor Energy, Inc.	2,810,639	107,338,303	0.4%
Other Securities		2,816,122,348	9.0%

TOTAL CANADA		3,353,297,805	10.8%

CHINA — (0.0%)
Other Securities		15,780,438	0.1%

DENMARK — (3.1%)
Novo Nordisk AS, Class B	1,773,052	227,380,079	0.7%
# Novo Nordisk AS, Sponsored ADR	1,177,766	151,119,155	0.5%
Pandora AS	465,215	70,805,666	0.2%
Other Securities		529,808,526	1.7%

TOTAL DENMARK		979,113,426	3.1%

FINLAND — (1.4%)
Other Securities		434,469,396	1.4%

FRANCE — (7.8%)
Airbus SE	394,642	64,941,392	0.2%
LVMH Moet Hennessy Louis Vuitton SE	247,349	203,181,376	0.7%
Orange SA	6,978,148	77,668,760	0.3%
Safran SA	302,894	65,677,138	0.2%
TotalEnergies SE	4,093,590	297,189,551	1.0%
# TotalEnergies SE, Sponsored ADR	215,223	15,597,211	0.1%
Vinci SA	658,120	77,115,939	0.3%
Other Securities		1,683,939,505	5.2%

TOTAL FRANCE		2,485,310,872	8.0%

GERMANY — (6.3%)
Bayerische Motoren Werke AG	620,585	67,612,296	0.2%
Deutsche Post AG	1,703,463	71,323,872	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	6,030,773	$138,138,253	0.5%
Mercedes-Benz Group AG	1,670,941	126,391,459	0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	187,979	82,674,775	0.3%
Siemens AG	603,810	113,113,839	0.4%
Other Securities		1,413,937,744	4.5%

TOTAL GERMANY		2,013,192,238	6.5%

HONG KONG — (1.7%)
AIA Group Ltd.	11,480,000	84,083,571	0.3%
Other Securities		449,405,062	1.4%

TOTAL HONG KONG		533,488,633	1.7%

IRELAND — (0.6%)
Other Securities		204,504,536	0.7%

ISRAEL — (0.8%)
Other Securities		248,571,563	0.8%

ITALY — (2.8%)
Eni SpA	4,294,094	68,970,395	0.2%
# Stellantis NV	5,025,658	111,200,203	0.4%
UniCredit SpA	1,895,711	69,580,871	0.2%
Other Securities		648,582,802	2.1%

TOTAL ITALY		898,334,271	2.9%

JAPAN — (21.9%)
Hitachi Ltd.	1,078,385	99,492,520	0.3%
Mitsubishi UFJ Financial Group, Inc.	7,907,300	78,767,388	0.3%
Sony Group Corp.	1,128,800	93,296,828	0.3%
Tokyo Electron Ltd.	393,800	86,378,352	0.3%
Toyota Motor Corp.	10,742,970	245,031,837	0.8%
Other Securities		6,370,931,219	20.4%

TOTAL JAPAN		6,973,898,144	22.4%

NETHERLANDS — (3.5%)
ASML Holding NV	126,227	109,945,318	0.4%
ASML Holding NV	180,734	157,684,993	0.5%
Wolters Kluwer NV	664,231	99,439,685	0.3%
Other Securities		765,783,357	2.4%

TOTAL NETHERLANDS		1,132,853,353	3.6%

NEW ZEALAND — (0.3%)
Other Securities		88,095,466	0.3%

NORWAY — (0.8%)
Other Securities		252,926,638	0.8%

PORTUGAL — (0.3%)
Other Securities		95,798,781	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.0%)
Other Securities		$307,177,228	1.0%

SPAIN — (2.4%)
Banco Bilbao Vizcaya Argentaria SA	6,497,154	70,260,053	0.2%
Repsol SA	4,909,248	77,055,941	0.3%
# Telefonica SA	15,385,994	68,923,032	0.2%
Other Securities		538,179,037	1.7%

TOTAL SPAIN		754,418,063	2.4%

SWEDEN — (2.7%)
Other Securities		866,699,390	2.8%

SWITZERLAND — (7.2%)
ABB Ltd.	1,744,140	84,745,037	0.3%
Nestle SA	2,370,731	238,021,766	0.8%
Novartis AG, Sponsored ADR	1,874,661	182,085,823	0.6%
Roche Holding AG	667,190	159,868,195	0.5%
Swiss Re AG	736,059	80,013,562	0.3%
Other Securities		1,543,949,663	4.9%

TOTAL SWITZERLAND		2,288,684,046	7.4%

UNITED KINGDOM — (12.3%)
AstraZeneca PLC, Sponsored ADR	1,849,779	140,361,230	0.5%
BP PLC	10,974,429	70,737,186	0.2%
BP PLC, Sponsored ADR	3,571,720	138,475,584	0.5%
Glencore PLC	13,494,847	78,520,584	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,009,227	131,142,113	0.4%
Shell PLC	1,472,115	52,331,622	0.2%
Shell PLC, ADR	4,713,009	337,734,225	1.1%
Other Securities		2,967,169,417	9.4%

TOTAL UNITED KINGDOM		3,916,471,961	12.6%

UNITED STATES — (0.2%)
Other Securities		76,494,489	0.2%

TOTAL COMMON STOCKS		30,412,652,355	97.8%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		145,034,246	0.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		11,452	0.0%

GERMANY — (0.0%)
Other Security		501	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.0%)
Other Security		$2,362	0.0%

TOTAL RIGHTS/WARRANTS		14,315	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,497,062,191)		30,557,700,916

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	111,800,716	1,293,310,679	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $24,790,387,300)		$31,851,011,595	102.5%

As of April 30, 2024, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,037	06/21/24	$270,302,049	$262,723,950	$(7,578,099)

Total Futures Contracts			$270,302,049	$262,723,950	$(7,578,099)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$85,018,639	$1,908,812,722	$230,105	$1,994,061,466
Austria	43,358	156,166,775	—	156,210,133
Belgium	5,909,016	336,891,003	—	342,800,019
Canada	3,346,105,883	7,191,922	—	3,353,297,805
China	15,040,271	740,167	—	15,780,438
Denmark	151,650,223	827,463,203	—	979,113,426
Finland	9,109,765	425,359,631	—	434,469,396
France	33,226,908	2,452,083,964	—	2,485,310,872
Germany	37,020,684	1,976,171,554	—	2,013,192,238
Hong Kong	311,343	533,057,270	120,020	533,488,633
Ireland	—	204,504,536	—	204,504,536
Israel	16,719,031	231,852,532	—	248,571,563
Italy	5,642,156	892,692,115	—	898,334,271
Japan	119,367,095	6,854,531,049	—	6,973,898,144
Netherlands	228,954,178	903,899,175	—	1,132,853,353
New Zealand	216,809	87,878,657	—	88,095,466
Norway	2,500,260	250,426,378	—	252,926,638
Portugal	271,515	95,527,266	—	95,798,781
Singapore	6,161	306,582,266	588,801	307,177,228
Spain	22,678,617	731,739,446	—	754,418,063
Sweden	440,767	866,234,270	24,353	866,699,390

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Switzerland	$244,316,758	$2,044,367,288	—		$2,288,684,046
United Kingdom	937,716,630	2,978,755,172	$159		3,916,471,961
United States	57,598,544	18,895,945	—		76,494,489
Preferred Stocks
Germany	—	145,034,246	—		145,034,246
Rights/Warrants
Australia	—	11,452	—		11,452
Germany	—	501	—		501
Hong Kong	—	2,362	—		2,362
Securities Lending Collateral	—	1,293,310,679	—		1,293,310,679

Total Investments in Securities	$5,319,864,611	$26,530,183,546	$963,438	<>	$31,851,011,595

Financial Instruments
Liabilities
Futures Contracts**	(7,578,099)	—	—		(7,578,099)

Total Financial Instruments	$(7,578,099)	—	—		$(7,578,099)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,262,117	$55,255,465
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,299,632
Investment in The Continental Small Company Series of The DFA Investment Trust Company		9,915,612
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,764,105
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,325,466
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,690,883
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,617,271

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $74,368,607)		$89,868,434

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$89,868,434	—	—	$89,868,434

Total Investments in Securities	$89,868,434	—	—	$89,868,434

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,757,916,244
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,793,964,918
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,572,423,633
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,302,029,690
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,235,093,317

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,661,427,802

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $116,704,449)	116,704,449	116,704,449

TOTAL INVESTMENTS — (100.0%) (Cost $10,326,391,244)		$11,778,132,251

As of April 30, 2024, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	415	06/21/24	$107,498,670	$105,140,250	$(2,358,420)

Total Futures Contracts			$107,498,670	$105,140,250	$(2,358,420)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$11,661,427,802	—	—	$11,661,427,802
Temporary Cash Investments	116,704,449	—	—	116,704,449

Total Investments in Securities	$11,778,132,251	—	—	$11,778,132,251

Financial Instruments
Liabilities
Futures Contracts**	(2,358,420)	—	—	(2,358,420)

Total Financial Instruments	$(2,358,420)	—	—	$(2,358,420)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$215,314,176

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$215,314,176

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$145,076,131

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$145,076,131

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$20,512,360

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$20,512,360

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$766,952,045

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$766,952,045

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
AUSTRALIA — (22.4%)
Charter Hall Group	3,650,402	$27,721,982	0.8%
Dexus	8,395,240	38,132,949	1.2%
Goodman Group	13,649,913	275,723,156	8.4%
GPT Group	14,903,864	40,082,943	1.2%
Mirvac Group	30,916,906	40,509,445	1.2%
Scentre Group	40,781,586	82,584,742	2.5%
Stockland	18,760,133	53,149,639	1.6%
Vicinity Ltd.	30,150,414	36,921,262	1.1%
Other Securities		142,134,889	4.4%

TOTAL AUSTRALIA		736,961,007	22.4%

BELGIUM — (3.6%)
Aedifica SA	379,680	24,260,640	0.7%
# Cofinimmo SA	285,513	18,912,832	0.6%
# Warehouses De Pauw CVA	1,371,456	36,267,277	1.1%
Other Securities		38,097,883	1.2%

TOTAL BELGIUM		117,538,632	3.6%

CANADA — (4.6%)
Canadian Apartment Properties REIT	631,329	19,650,926	0.6%
Other Securities		130,616,639	4.0%

TOTAL CANADA		150,267,565	4.6%

CHINA — (0.1%)
Other Securities		3,589,093	0.1%

FRANCE — (6.6%)
Covivio SA	355,455	17,693,172	0.5%
Gecina SA	328,657	33,556,468	1.0%
Klepierre SA	1,494,622	40,134,195	1.2%
* Unibail-Rodamco-Westfield	826,281	68,856,435	2.1%
* Unibail-Rodamco-Westfield,CDI	5,963,927	24,339,760	0.8%
Other Securities		33,286,291	1.0%

TOTAL FRANCE		217,866,321	6.6%

GERMANY — (0.2%)
Other Securities		5,900,735	0.2%

HONG KONG — (3.2%)
Link REIT	20,078,821	86,033,571	2.6%
Other Securities		17,647,757	0.5%

TOTAL HONG KONG		103,681,328	3.1%

INDIA — (0.1%)
Other Securities		4,523,871	0.1%

IRELAND — (0.2%)
Other Security		4,971,151	0.2%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	ITALY — (0.0%)
	Other Security		$1,024,964	0.0%

	JAPAN — (21.5%)
	Advance Residence Investment Corp.	10,924	23,617,834	0.7%
	Daiwa House REIT Investment Corp.	18,094	30,393,862	0.9%
	GLP J-Reit	37,025	30,112,883	0.9%
	Invincible Investment Corp.	51,642	23,137,711	0.7%
	Japan Hotel REIT Investment Corp.	35,798	18,811,755	0.6%
	Japan Metropolitan Fund Invest	55,179	33,313,129	1.0%
	Japan Real Estate Investment Corp.	10,138	34,379,378	1.0%
#	KDX Realty Investment Corp.	32,714	32,266,535	1.0%
#	Nippon Building Fund, Inc.	12,088	46,185,763	1.4%
	Nippon Prologis REIT, Inc.	17,930	30,940,124	0.9%
	Nomura Real Estate Master Fund, Inc.	31,615	30,221,407	0.9%
	Orix JREIT, Inc.	21,023	22,159,928	0.7%
	United Urban Investment Corp.	22,330	21,396,470	0.7%
	Other Securities		331,475,652	10.1%

	TOTAL JAPAN		708,412,431	21.5%

	MALAYSIA — (0.6%)
	Other Securities		21,142,731	0.6%

	MEXICO — (3.2%)
Ω	FIBRA Macquarie Mexico	12,136,915	21,715,129	0.7%
	Fibra Uno Administracion SA de CV	24,857,154	35,579,144	1.1%
#	Prologis Property Mexico SA de CV	4,578,718	17,982,642	0.5%
#	TF Administradora Industrial S de Real de CV	8,563,016	21,064,197	0.6%
	Other Securities		8,964,953	0.3%

	TOTAL MEXICO		105,306,065	3.2%

	NETHERLANDS — (0.7%)
	Other Securities		22,737,155	0.7%

	NEW ZEALAND — (1.6%)
	Other Securities		53,361,207	1.6%

	PHILIPPINES — (0.1%)
	Other Securities		1,826,671	0.1%

	SAUDI ARABIA — (0.1%)
	Other Securities		3,972,626	0.1%

	SINGAPORE — (10.4%)
	CapitaLand Ascendas REIT	28,803,380	54,559,980	1.7%
	CapitaLand Integrated Commercial Trust	42,546,111	60,649,270	1.8%
	Mapletree Industrial Trust	17,228,858	28,528,152	0.9%
	Mapletree Logistics Trust	26,980,447	26,475,961	0.8%
	Other Securities		171,842,285	5.2%

	TOTAL SINGAPORE		342,055,648	10.4%

	SOUTH AFRICA — (1.8%)
	Other Securities		58,746,335	1.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.5%)
Other Securities		$14,870,206	0.5%

SPAIN — (1.4%)
Merlin Properties Socimi SA	2,595,301	29,194,926	0.9%
Other Securities		17,611,126	0.5%

TOTAL SPAIN		46,806,052	1.4%

TAIWAN — (0.3%)
Other Securities		10,005,110	0.3%

THAILAND — (0.1%)
Other Securities		1,867,874	0.1%

TURKEY — (0.6%)
Other Securities		20,687,363	0.6%

UNITED KINGDOM — (14.5%)
Big Yellow Group PLC	1,521,297	20,464,975	0.6%
British Land Co. PLC	6,879,391	33,173,431	1.0%
# Derwent London PLC	800,123	20,501,596	0.6%
Land Securities Group PLC	5,689,059	45,979,298	1.4%
LondonMetric Property PLC	16,387,483	40,000,412	1.2%
Safestore Holdings PLC	1,984,208	19,123,517	0.6%
Segro PLC	10,262,575	107,943,018	3.3%
Shaftesbury Capital PLC	12,936,472	21,654,359	0.7%
# Tritax Big Box REIT PLC	15,845,981	29,930,444	0.9%
UNITE Group PLC	2,961,776	34,239,725	1.0%
Other Securities		103,286,424	3.2%

TOTAL UNITED KINGDOM		476,297,199	14.5%

UNITED STATES — (0.0%)
Other Security		53,530	0.0%

TOTAL COMMON STOCKS (Cost $3,516,138,609)		3,234,472,870	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	4,679,137	54,128,257	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,570,267,176)		$3,288,601,127	99.9%

As of April 30, 2024, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	84	06/21/24	$21,898,927	$21,281,400	$(617,527)

Total Futures Contracts			$21,898,927	$21,281,400	$(617,527)

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$736,961,007	—		$736,961,007
Belgium	—	117,538,632	—		117,538,632
Canada	$150,267,565	—	—		150,267,565
China	—	3,589,093	—		3,589,093
France	—	217,866,321	—		217,866,321
Germany	—	5,900,735	—		5,900,735
Hong Kong	—	103,681,328	—		103,681,328
India	—	4,523,871	—		4,523,871
Ireland	—	4,971,151	—		4,971,151
Italy	—	1,024,964	—		1,024,964
Japan	—	708,412,431	—		708,412,431
Malaysia	—	21,142,731	—		21,142,731
Mexico	105,306,065	—	—		105,306,065
Netherlands	—	22,737,155	—		22,737,155
New Zealand	—	53,361,207	—		53,361,207
Philippines	—	1,826,671	—		1,826,671
Saudi Arabia	—	3,972,626	—		3,972,626
Singapore	—	341,877,808	$177,840		342,055,648
South Africa	—	58,746,335	—		58,746,335
South Korea	—	14,870,206	—		14,870,206
Spain	—	46,806,052	—		46,806,052
Taiwan	—	10,005,110	—		10,005,110
Thailand	—	1,867,874	—		1,867,874
Turkey	—	20,687,363	—		20,687,363
United Kingdom	—	476,297,199	—		476,297,199
United States	—	53,530	—		53,530
Securities Lending Collateral	—	54,128,257	—		54,128,257

Total Investments in Securities	$255,573,630	$3,032,849,657	$177,840	<>	$3,288,601,127

Financial Instruments
Liabilities
Futures Contracts**	(617,527)	—	—		(617,527)

Total Financial Instruments	$(617,527)	—	—		$(617,527)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (71.7%)
UNITED STATES — (71.7%)
	Agree Realty Corp.	430,572	$24,637,330	0.4%
	Alexandria Real Estate Equities, Inc.	743,704	86,172,982	1.3%
	American Homes 4 Rent, Class A	1,429,182	51,164,716	0.7%
	American Tower Corp.	2,065,287	354,320,638	5.2%
	Americold Realty Trust, Inc.	1,231,191	27,049,266	0.4%
	Apartment Income REIT Corp.	693,170	26,603,865	0.4%
	AvalonBay Communities, Inc.	629,555	119,344,741	1.7%
	Boston Properties, Inc.	647,543	40,076,436	0.6%
	Brixmor Property Group, Inc.	1,292,442	28,562,968	0.4%
	Camden Property Trust	473,308	47,179,341	0.7%
	Crown Castle, Inc.	1,919,710	180,030,404	2.6%
	CubeSmart	985,619	39,858,432	0.6%
	Digital Realty Trust, Inc.	1,353,023	187,772,532	2.7%
	EastGroup Properties, Inc.	207,382	32,218,868	0.5%
	Equinix, Inc.	417,536	296,914,025	4.3%
	Equity LifeStyle Properties, Inc.	768,338	46,323,098	0.7%
	Equity Residential	1,602,298	103,187,991	1.5%
	Essex Property Trust, Inc.	279,450	68,814,563	1.0%
	Extra Space Storage, Inc.	929,204	124,773,541	1.8%
	Federal Realty Investment Trust	323,414	33,690,036	0.5%
	First Industrial Realty Trust, Inc.	573,968	26,069,627	0.4%
	Gaming & Leisure Properties, Inc.	1,220,934	52,170,510	0.8%
	Healthcare Realty Trust, Inc., Class A	1,653,260	23,525,890	0.3%
	Healthpeak Properties, Inc.	3,115,963	57,988,075	0.8%
	Host Hotels & Resorts, Inc.	3,074,595	58,017,608	0.8%
	Invitation Homes, Inc.	2,717,137	92,926,085	1.4%
	Iron Mountain, Inc.	1,289,294	99,946,071	1.5%
	Kimco Realty Corp.	2,951,692	54,990,024	0.8%
	Kite Realty Group Trust	937,588	20,439,418	0.3%
	Lamar Advertising Co., Class A	383,949	44,480,492	0.7%
	Mid-America Apartment Communities, Inc.	506,321	65,821,730	1.0%
	NNN REIT, Inc.	787,192	31,904,892	0.5%
#	Omega Healthcare Investors, Inc.	1,053,654	32,041,618	0.5%
	Prologis, Inc.	4,100,576	418,463,781	6.1%
	Public Storage	699,804	181,564,148	2.7%
	Realty Income Corp.	3,402,840	182,188,045	2.7%
	Regency Centers Corp.	765,174	45,313,604	0.7%
	Rexford Industrial Realty, Inc.	966,928	41,394,188	0.6%
	Ryman Hospitality Properties, Inc.	246,681	26,019,912	0.4%
	SBA Communications Corp.	473,148	88,062,306	1.3%
	Simon Property Group, Inc.	1,438,243	202,116,289	3.0%
	STAG Industrial, Inc.	787,311	27,075,625	0.4%
	Sun Communities, Inc.	546,928	60,884,025	0.9%
#	Terreno Realty Corp.	389,497	21,169,162	0.3%
	UDR, Inc.	1,359,216	51,758,945	0.8%
	Ventas, Inc.	1,771,326	78,434,315	1.1%
	VICI Properties, Inc.	4,620,464	131,914,247	1.9%
	Welltower, Inc.	2,304,870	219,608,014	3.2%
#	WP Carey, Inc.	954,768	52,359,477	0.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$552,645,726	7.8%

TOTAL UNITED STATES		4,959,989,622	72.5%

TOTAL COMMON STOCKS		4,959,989,622	72.5%

		Value†
AFFILIATED INVESTMENT COMPANY — (26.3%)
DFA International Real Estate Securities Portfolio Portfolio of DFA Investment Dimensions Group, Inc.	521,719,930	1,815,585,358	26.5%

TOTAL INVESTMENT SECURITIES (Cost $7,028,762,841)		6,775,574,980

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	12,093,627	139,899,074	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $7,168,663,634)		$6,915,474,054	101.0%

As of April 30, 2024, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	215	06/21/24	$55,331,884	$54,470,250	$(861,634)

Total Futures Contracts			$55,331,884	$54,470,250	$(861,634)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$4,959,989,622	—	—	$4,959,989,622
Affiliated Investment Company	1,815,585,358	—	—	1,815,585,358
Securities Lending Collateral	—	$139,899,074	—	139,899,074

Total Investments in Securities	$6,775,574,980	$139,899,074	—	$6,915,474,054

Financial Instruments
Liabilities
Futures Contracts**	(861,634)	—	—	(861,634)

Total Financial Instruments	$(861,634)	—	—	$(861,634)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
AUSTRALIA — (6.1%)
* Sandfire Resources Ltd.	7,736,107	$46,594,719	0.4%
Other Securities		641,275,830	5.7%

TOTAL AUSTRALIA		687,870,549	6.1%

AUSTRIA — (0.8%)
Other Securities		87,406,421	0.8%

BELGIUM — (1.3%)
Ackermans & van Haaren NV	304,209	52,289,631	0.5%
Bekaert SA	841,379	42,099,012	0.4%
Other Securities		52,586,988	0.4%

TOTAL BELGIUM		146,975,631	1.3%

CANADA — (11.5%)
Alamos Gold, Inc., Class A	6,162,499	90,648,026	0.8%
Canadian Western Bank	1,865,596	35,790,063	0.3%
Celestica, Inc.	1,751,611	75,846,099	0.7%
Crescent Point Energy Corp.	6,012,475	53,021,063	0.5%
Crescent Point Energy Corp.	4,550,385	40,088,892	0.4%
Linamar Corp.	951,381	44,802,986	0.4%
* MEG Energy Corp.	2,853,514	64,899,229	0.6%
# Whitecap Resources, Inc.	6,745,528	51,155,566	0.5%
Other Securities		841,952,351	7.4%

TOTAL CANADA		1,298,204,275	11.6%

CHINA — (0.2%)
Other Securities		17,221,494	0.2%

DENMARK — (3.2%)
Jyske Bank AS	1,008,438	81,592,511	0.7%
Sydbank AS	1,462,751	74,380,112	0.7%
Other Securities		207,130,204	1.8%

TOTAL DENMARK		363,102,827	3.2%

FINLAND — (2.0%)
Cargotec OYJ, Class B	647,132	51,039,313	0.5%
Kemira OYJ	2,743,648	59,744,961	0.5%
Other Securities		116,158,310	1.0%

TOTAL FINLAND		226,942,584	2.0%

FRANCE — (4.4%)
Elis SA	2,934,769	65,889,592	0.6%
Rexel SA	2,297,104	59,540,572	0.5%
SCOR SE	1,888,097	61,604,338	0.6%
Other Securities		314,299,170	2.8%

TOTAL FRANCE		501,333,672	4.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (4.1%)
	K&S AG	2,659,889	$39,791,790	0.4%
	KION Group AG	856,212	39,461,009	0.4%
	Other Securities		386,288,828	3.4%

	TOTAL GERMANY		465,541,627	4.2%

	HONG KONG — (1.8%)
	Other Securities		199,329,609	1.8%

	IRELAND — (0.2%)
	Other Securities		21,617,638	0.2%

	ISRAEL — (0.8%)
	Other Securities		87,481,526	0.8%

	ITALY — (6.0%)
	Banca Popolare di Sondrio SpA	8,486,970	70,906,605	0.6%
	Banco BPM SpA	8,898,965	58,427,399	0.5%
	BPER Banca SpA	15,116,711	78,504,065	0.7%
	Buzzi SpA	1,650,487	59,467,589	0.5%
	Leonardo SpA	4,403,984	101,212,574	0.9%
	Unipol Gruppo SpA	5,772,454	51,748,331	0.5%
	Other Securities		255,378,082	2.3%

	TOTAL ITALY		675,644,645	6.0%

	JAPAN — (26.1%)
	Other Securities		2,955,420,741	26.4%

	NETHERLANDS — (2.4%)
	ASR Nederland NV	1,574,912	78,807,795	0.7%
	SBM Offshore NV	3,171,882	46,860,126	0.4%
#Ω	Signify NV	1,837,233	50,104,026	0.5%
	Other Securities		101,382,925	0.9%

	TOTAL NETHERLANDS		277,154,872	2.5%

	NEW ZEALAND — (0.1%)
	Other Securities		15,778,655	0.1%

	NORWAY — (0.8%)
	Other Securities		93,088,166	0.8%

	PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	115,014,573	40,157,292	0.3%
	Other Security		10,243,481	0.1%

	TOTAL PORTUGAL		50,400,773	0.4%

	SINGAPORE — (0.6%)
	Other Securities		69,793,422	0.6%

	SPAIN — (3.6%)
	Banco de Sabadell SA	91,690,361	175,147,259	1.6%
	Bankinter SA	8,759,595	69,237,241	0.6%
	Mapfre SA	16,439,117	39,660,452	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$119,564,228	1.0%

TOTAL SPAIN		403,609,180	3.6%

SWEDEN — (2.4%)
Other Securities		267,140,769	2.4%

SWITZERLAND — (6.2%)
Adecco Group AG	1,672,213	58,498,124	0.5%
Baloise Holding AG	350,114	52,906,723	0.5%
Helvetia Holding AG	613,525	80,252,458	0.7%
Mobimo Holding AG	130,204	36,449,748	0.3%
Siegfried Holding AG	58,589	55,986,615	0.5%
Swiss Prime Site AG	675,650	62,384,675	0.6%
Other Securities		349,814,523	3.1%

TOTAL SWITZERLAND		696,292,866	6.2%

UNITED KINGDOM — (12.1%)
Balfour Beatty PLC	8,689,209	39,405,388	0.4%
Bank of Georgia Group PLC	848,250	56,798,011	0.5%
Bellway PLC	2,050,891	64,450,830	0.6%
Centamin PLC	23,575,846	35,601,240	0.3%
Grafton Group PLC	5,225,428	61,462,676	0.6%
Marks & Spencer Group PLC	20,707,109	65,971,644	0.6%
Paragon Banking Group PLC	6,508,032	58,039,334	0.5%
Redrow PLC	6,430,388	51,699,993	0.5%
Travis Perkins PLC	3,974,082	37,198,624	0.3%
Vesuvius PLC	6,360,528	37,977,181	0.3%
Vistry Group PLC	5,627,213	83,590,075	0.8%
Other Securities		776,306,169	6.8%

TOTAL UNITED KINGDOM		1,368,501,165	12.2%

UNITED STATES — (0.0%)
Other Securities		2,886,237	0.0%

TOTAL COMMON STOCKS		10,978,739,344	97.9%

PREFERRED STOCKS — (0.1%)

GERMANY — (0.1%)
Other Securities		13,740,032	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,916,472,691)		10,992,479,376

		Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	26,912,556	311,324,449	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $9,227,798,825)		$11,303,803,825	100.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2024, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	429	06/21/24	$111,448,086	$108,687,150	$(2,760,936)

Total Futures Contracts			$111,448,086	$108,687,150	$(2,760,936)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$687,769,441	$101,108		$687,870,549
Austria	$7,643	87,398,778	—		87,406,421
Belgium	1,073,305	145,902,326	—		146,975,631
Canada	1,297,778,354	425,921	—		1,298,204,275
China	16,776,206	445,288	—		17,221,494
Denmark	—	363,102,827	—		363,102,827
Finland	—	226,942,584	—		226,942,584
France	—	501,333,672	—		501,333,672
Germany	—	465,541,627	—		465,541,627
Hong Kong	—	199,164,554	165,055		199,329,609
Ireland	—	21,617,638	—		21,617,638
Israel	119,927	87,361,599	—		87,481,526
Italy	—	675,644,645	—		675,644,645
Japan	1,956,761	2,953,463,980	—		2,955,420,741
Netherlands	—	277,154,872	—		277,154,872
New Zealand	—	15,778,655	—		15,778,655
Norway	—	93,088,166	—		93,088,166
Portugal	—	50,400,773	—		50,400,773
Singapore	—	69,793,422	—		69,793,422
Spain	—	403,609,180	—		403,609,180
Sweden	654,172	266,486,597	—		267,140,769
Switzerland	—	696,292,866	—		696,292,866
United Kingdom	—	1,368,501,165	—		1,368,501,165
United States	—	2,886,237	—		2,886,237
Preferred Stocks
Germany	—	13,740,032	—		13,740,032
Securities Lending Collateral	—	311,324,449	—		311,324,449

Total Investments in Securities	$1,318,366,368	$9,985,171,294	$266,163	<>	$11,303,803,825

Financial Instruments
Liabilities
Futures Contracts**	(2,760,936)	—	—		(2,760,936)

Total Financial Instruments	$(2,760,936)	—	—		$(2,760,936)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.2%)
Santos Ltd.	1,745,460	$8,565,607	0.3%
Other Securities		209,076,189	6.0%

TOTAL AUSTRALIA		217,641,796	6.3%

AUSTRIA — (0.6%)
Other Securities		21,532,076	0.6%

BELGIUM — (1.5%)
KBC Group NV	121,871	9,053,085	0.3%
* Syensqo SA	72,824	6,750,175	0.2%
Other Securities		36,413,479	1.0%

TOTAL BELGIUM		52,216,739	1.5%

CANADA — (10.1%)
ARC Resources Ltd.	320,794	5,809,310	0.2%
Fairfax Financial Holdings Ltd.	11,497	12,499,673	0.4%
Teck Resources Ltd., Class B	254,468	12,517,281	0.4%
Other Securities		326,231,785	9.4%

TOTAL CANADA		357,058,049	10.4%

CHINA — (0.0%)
Other Securities		1,707,161	0.0%

CZECH REPUBLIC — (0.0%)
Other Security		22,546	0.0%

DENMARK — (2.9%)
Novo Nordisk AS, Class B	95,182	12,206,349	0.4%
Pandora AS	48,744	7,418,831	0.2%
Other Securities		83,594,530	2.4%

TOTAL DENMARK		103,219,710	3.0%

FINLAND — (1.5%)
Other Securities		54,389,292	1.6%

FRANCE — (7.3%)
BNP Paribas SA	94,067	6,769,236	0.2%
# Bouygues SA	182,855	6,739,174	0.2%
Cie Generale des Etablissements Michelin SCA	286,751	11,016,585	0.3%
Orange SA	1,286,762	14,322,025	0.4%
Rexel SA	244,826	6,345,851	0.2%
TotalEnergies SE	414,973	30,126,524	0.9%
Other Securities		181,944,101	5.3%

TOTAL FRANCE		257,263,496	7.5%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.0%)
Allianz SE	21,119	$5,993,256	0.2%
Bayer AG	419,390	12,233,894	0.4%
Bayerische Motoren Werke AG	63,468	6,914,794	0.2%
Commerzbank AG	422,764	6,283,174	0.2%
Heidelberg Materials AG	74,417	7,489,004	0.2%
Mercedes-Benz Group AG	130,272	9,853,890	0.3%
Rheinmetall AG	10,704	5,898,384	0.2%
Other Securities		157,496,371	4.5%

TOTAL GERMANY		212,162,767	6.2%

HONG KONG — (1.6%)
Other Securities		56,979,025	1.7%

IRELAND — (0.7%)
Bank of Ireland Group PLC	642,405	6,854,092	0.2%
Other Securities		16,436,236	0.5%

TOTAL IRELAND		23,290,328	0.7%

ISRAEL — (0.8%)
Other Securities		29,189,291	0.8%

ITALY — (3.0%)
Banco BPM SpA	1,560,523	10,245,832	0.3%
Leonardo SpA	276,617	6,357,225	0.2%
Other Securities		88,581,716	2.6%

TOTAL ITALY		105,184,773	3.1%

JAPAN — (22.8%)
ENEOS Holdings, Inc.	1,351,570	6,244,539	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	11,126,829	0.3%
Sumitomo Mitsui Financial Group, Inc.	104,441	5,932,643	0.2%
Toyota Motor Corp.	430,090	9,809,740	0.3%
Other Securities		771,720,986	22.5%

TOTAL JAPAN.		804,834,737	23.5%

NETHERLANDS — (3.4%)
Aegon Ltd.	1,301,517	8,105,648	0.2%
ASML Holding NV	7,716	6,731,691	0.2%
ASR Nederland NV	149,446	7,478,202	0.2%
BE Semiconductor Industries NV	44,264	5,872,683	0.2%
Koninklijke Ahold Delhaize NV	320,272	9,721,596	0.3%
Other Securities		80,480,525	2.4%

TOTAL NETHERLANDS		118,390,345	3.5%

NEW ZEALAND — (0.3%)
Other Securities		10,363,872	0.3%

NORWAY — (0.9%)
Other Securities		32,900,856	1.0%

PORTUGAL — (0.4%)
Other Securities		13,730,572	0.4%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$31,271,133	0.9%

SPAIN — (2.3%)
Banco Bilbao Vizcaya Argentaria SA	638,886	6,908,895	0.2%
Banco de Sabadell SA	4,364,413	8,336,918	0.3%
# Banco Santander SA	1,197,094	5,824,619	0.2%
Repsol SA	653,694	10,260,432	0.3%
Other Securities		49,392,552	1.4%

TOTAL SPAIN		80,723,416	2.4%

SWEDEN — (2.6%)
Other Securities		91,751,058	2.7%

SWITZERLAND — (7.1%)
Holcim AG	86,588	7,248,082	0.2%
Julius Baer Group Ltd	113,461	6,088,130	0.2%
Nestle SA	75,697	7,599,991	0.2%
Novartis AG, Sponsored ADR	91,541	8,891,377	0.3%
Swiss Life Holding AG	10,474	7,067,390	0.2%
Swiss Re AG	133,697	14,533,581	0.4%
Swisscom AG	14,020	7,691,464	0.2%
Other Securities		190,849,445	5.6%

TOTAL SWITZERLAND		249,969,460	7.3%

UNITED KINGDOM — (11.7%)
3i Group PLC	177,326	6,335,404	0.2%
# Barclays PLC, Sponsored ADR	626,038	6,410,629	0.2%
BP PLC	1,487,940	9,590,721	0.3%
HSBC Holdings PLC, Sponsored ADR	318,921	13,898,577	0.4%
Lloyds Banking Group PLC	11,033,128	7,120,590	0.2%
Shell PLC	153,886	5,470,431	0.2%
Shell PLC, ADR	404,410	28,980,021	0.9%
Other Securities		336,660,657	9.7%

TOTAL UNITED KINGDOM		414,467,030	12.1%

UNITED STATES — (0.1%)
Other Securities		4,505,096	0.1%

TOTAL COMMON STOCKS		3,344,764,624	97.6%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		13,820,562	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,094	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,508,792,023)		3,358,587,280

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	14,874,702	$172,070,557	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,680,863,989)		$3,530,657,837	103.0%

As of April 30, 2024, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	109	06/21/24	$28,490,167	$27,615,150	$(875,017)

Total Futures Contracts			$28,490,167	$27,615,150	$(875,017)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,029,041	$215,574,075	$38,680	$217,641,796
Austria	—	21,532,076	—	21,532,076
Belgium	1,520,080	50,696,659	—	52,216,739
Canada	356,234,804	823,245	—	357,058,049
China	1,393,220	313,941	—	1,707,161
Czech Republic	—	22,546	—	22,546
Denmark	52,623	103,167,087	—	103,219,710
Finland	—	54,389,292	—	54,389,292
France	286,551	256,976,945	—	257,263,496
Germany	5,876,308	206,286,459	—	212,162,767
Hong Kong	—	56,947,342	31,683	56,979,025
Ireland.	—	23,290,328	—	23,290,328
Israel	1,339,085	27,850,206	—	29,189,291
Italy	1,991,513	103,193,260	—	105,184,773
Japan	11,403,706	793,431,031	—	804,834,737
Netherlands	13,694,906	104,695,439	—	118,390,345
New Zealand	9,834	10,354,038	—	10,363,872
Norway	112,418	32,788,438	—	32,900,856
Portugal	—	13,730,572	—	13,730,572
Singapore	—	31,113,788	157,345	31,271,133
Spain	523,147	80,200,269	—	80,723,416
Sweden	65,622	91,685,436	—	91,751,058
Switzerland	20,231,104	229,738,356	—	249,969,460
United Kingdom	60,616,814	353,850,216	—	414,467,030
United States	1,298,798	3,206,298	—	4,505,096

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	—	$13,820,562	—		$13,820,562
Rights/Warrants
Australia	—	2,094	—		2,094
Securities Lending Collateral	—	172,070,557	—		172,070,557

Total Investments in Securities	$478,679,574	$3,051,750,555	$227,708	<>	$3,530,657,837

Financial Instruments
Liabilities
Futures Contracts**	$(875,017)	—	—		(875,017)

Total Financial Instruments	$(875,017)	—	—		$(875,017)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (6.4%)
BHP Group Ltd., Class DI	172,250	$4,724,148	0.3%
BHP Group Ltd., Class DI	242,244	6,690,665	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	24,259,147	1.5%
Wesfarmers Ltd	210,230	9,006,091	0.6%
Other Securities		61,624,283	3.9%

TOTAL AUSTRALIA		106,304,334	6.7%

AUSTRIA — (0.2%)
Other Securities		2,794,308	0.2%

BELGIUM — (0.6%)
Other Securities		9,885,430	0.6%

CANADA — (9.7%)
Alimentation Couche-Tard, Inc.	171,094	9,482,782	0.6%
Canadian National Railway Co.	66,754	8,102,223	0.5%
Canadian Natural Resources Ltd.	228,942	17,358,382	1.1%
Constellation Software, Inc.	4,241	10,918,746	0.7%
Suncor Energy, Inc.	311,402	11,892,442	0.8%
Other Securities		103,106,003	6.4%

TOTAL CANADA		160,860,578	10.1%

DENMARK — (4.1%)
Novo Nordisk AS, Class B	482,065	61,821,073	3.9%
Other Securities		6,179,312	0.4%

TOTAL DENMARK		68,000,385	4.3%

FINLAND — (0.8%)
Other Securities		14,237,845	0.9%

FRANCE — (10.1%)
Airbus SE	115,275	18,969,393	1.2%
Hermes International SCA	6,104	14,612,916	0.9%
LVMH Moet Hennessy Louis Vuitton SE	69,704	57,257,376	3.6%
Orange SA	727,420	8,096,390	0.5%
# TotalEnergies SE	636,758	46,227,840	2.9%
Other Securities		22,976,744	1.5%

TOTAL FRANCE		168,140,659	10.6%

GERMANY — (5.8%)
Deutsche Post AG	219,519	9,191,245	0.6%
Deutsche Telekom AG	866,133	19,839,264	1.2%
Mercedes-Benz Group AG	155,191	11,738,785	0.7%
Rheinmetall AG	17,613	9,705,553	0.6%
Other Securities		45,822,400	3.0%

TOTAL GERMANY		96,297,247	6.1%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.5%)
Other Securities		$25,559,984	1.6%

IRELAND — (0.4%)
Other Securities		6,973,516	0.4%

ISRAEL — (0.3%)
Other Securities		5,276,053	0.3%

ITALY — (2.3%)
Enel SpA	1,169,593	7,687,081	0.5%
Eni SpA	496,029	7,967,063	0.5%
Ferrari NV	18,243	7,583,615	0.5%
# Stellantis NV	471,174	10,425,430	0.6%
Other Securities		4,043,607	0.3%

TOTAL ITALY		37,706,796	2.4%

JAPAN — (20.2%)
Fast Retailing Co. Ltd.	32,300	8,445,449	0.5%
Hitachi Ltd.	209,400	19,319,384	1.2%
KDDI Corp.	445,500	12,362,080	0.8%
Nintendo Co. Ltd.	220,400	10,748,681	0.7%
Recruit Holdings Co. Ltd.	267,200	11,507,598	0.7%
Shin-Etsu Chemical Co. Ltd.	348,500	13,490,066	0.9%
SoftBank Corp.	652,400	7,869,044	0.5%
Sony Group Corp.	328,700	27,167,494	1.7%
Tokyo Electron Ltd.	80,300	17,613,463	1.1%
Other Securities		208,633,700	13.1%

TOTAL JAPAN		337,156,959	21.2%

NETHERLANDS — (5.0%)
ASML Holding NV	25,123	21,882,452	1.4%
ASML Holding NV	56,796	49,552,806	3.1%
Wolters Kluwer NV	54,773	8,199,873	0.5%
Other Securities		4,282,287	0.3%

TOTAL NETHERLANDS		83,917,418	5.3%

NEW ZEALAND — (0.3%)
Other Securities		4,449,876	0.3%

NORWAY — (0.6%)
Other Securities		9,874,781	0.6%

PORTUGAL — (0.2%)
Other Securities		2,971,782	0.2%

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	424,993	10,819,218	0.7%
Other Securities		7,257,093	0.4%

TOTAL SINGAPORE		18,076,311	1.1%

SPAIN — (2.2%)
# Industria de Diseno Textil SA	167,352	7,619,694	0.5%
Repsol SA	493,991	7,753,721	0.5%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
# Telefonica SA	1,969,495	$8,822,541	0.6%
Other Securities		13,038,201	0.8%

TOTAL SPAIN		37,234,157	2.4%

SWEDEN — (2.6%)
Atlas Copco AB, Class A	530,564	9,293,403	0.6%
Volvo AB, Class B	410,093	10,438,171	0.7%
Other Securities		24,465,631	1.5%

TOTAL SWEDEN		44,197,205	2.8%

SWITZERLAND — (7.1%)
Nestle SA	373,872	37,536,808	2.4%
Partners Group Holding AG	7,501	9,650,532	0.6%
Roche Holding AG	7,170	1,886,129	0.1%
Roche Holding AG	167,805	40,208,460	2.5%
Other Securities		29,185,221	1.9%

TOTAL SWITZERLAND		118,467,150	7.5%

UNITED KINGDOM — (12.7%)
Ashtead Group PLC	224,550	16,305,002	1.0%
BP PLC	165,519	1,066,875	0.1%
BP PLC, Sponsored ADR	725,548	28,129,496	1.8%
Diageo PLC	80,730	2,790,002	0.2%
Diageo PLC, Sponsored ADR	100,847	13,933,022	0.9%
Experian PLC	189,224	7,632,151	0.5%
GSK PLC	1,144,717	23,749,338	1.5%
Imperial Brands PLC	492,449	11,252,533	0.7%
# RELX PLC, Sponsored ADR	309,204	12,736,113	0.8%
Unilever PLC	48,760	2,522,394	0.2%
Unilever PLC	62,170	3,215,940	0.2%
Unilever PLC, Sponsored ADR	520,618	26,994,043	1.7%
Other Securities		61,128,574	3.7%

TOTAL UNITED KINGDOM		211,455,483	13.3%

TOTAL COMMON STOCKS		1,569,838,257	98.9%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		7,860,946	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,247,305,294)		1,577,699,203

		Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	7,597,794	87,891,285	5.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,335,196,545)		$1,665,590,488	104.9%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$24,259,147	$82,045,187	—	$106,304,334
Austria	—	2,794,308	—	2,794,308
Belgium	—	9,885,430	—	9,885,430
Canada	160,860,578	—	—	160,860,578
Denmark	—	68,000,385	—	68,000,385
Finland	—	14,237,845	—	14,237,845
France	2,469,296	165,671,363	—	168,140,659
Germany	—	96,297,247	—	96,297,247
Hong Kong	—	25,559,984	—	25,559,984
Ireland	—	6,973,516	—	6,973,516
Israel	136,608	5,139,445	—	5,276,053
Italy	7,583,615	30,123,181	—	37,706,796
Japan	—	337,156,959	—	337,156,959
Netherlands	49,552,806	34,364,612	—	83,917,418
New Zealand	—	4,449,876	—	4,449,876
Norway	—	9,874,781	—	9,874,781
Portugal	—	2,971,782	—	2,971,782
Singapore	—	18,076,311	—	18,076,311
Spain	—	37,234,157	—	37,234,157
Sweden	—	44,197,205	—	44,197,205
Switzerland	—	118,467,150	—	118,467,150
United Kingdom	87,013,749	124,441,734	—	211,455,483
Preferred Stocks
Germany	—	7,860,946	—	7,860,946
Securities Lending Collateral	—	87,891,285	—	87,891,285

Total Investments in Securities	$331,875,799	$1,333,714,689	—	$1,665,590,488

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$165,550,602
Investment in Dimensional Emerging Markets Value Fund		82,828,609
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,019,535	22,511,325

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $211,331,369)		$270,890,536

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$270,890,536	—	—	$270,890,536

Total Investments in Securities	$270,890,536	—	—	$270,890,536

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.3%)
BHP Group Ltd., Class DI	352,621	$9,671,023	0.3%
Commonwealth Bank of Australia	110,937	8,128,302	0.2%
Other Securities		157,162,804	3.9%

TOTAL AUSTRALIA		174,962,129	4.4%

AUSTRIA — (0.3%)
Other Securities		14,144,151	0.4%

BELGIUM — (0.7%)
Other Securities		28,353,424	0.7%

BRAZIL — (1.2%)
Other Securities		50,300,977	1.3%

CANADA — (7.1%)
Bank of Montreal	69,809	6,235,340	0.2%
Canadian Natural Resources Ltd.	119,520	9,062,006	0.2%
Fairfax Financial Holdings Ltd.	6,508	7,075,574	0.2%
Royal Bank of Canada	63,445	6,143,379	0.2%
Suncor Energy, Inc.	200,422	7,654,116	0.2%
Other Securities		254,571,252	6.3%

TOTAL CANADA		290,741,667	7.3%

CHILE — (0.1%)
Other Securities		5,836,074	0.1%

CHINA — (6.9%)
Alibaba Group Holding Ltd.	1,328,600	12,439,762	0.3%
China Construction Bank Corp., Class H	10,334,000	6,686,002	0.2%
Tencent Holdings Ltd.	490,000	21,502,759	0.6%
Other Securities		241,037,376	6.0%

TOTAL CHINA		281,665,899	7.1%

COLOMBIA — (0.0%)
Other Securities		1,517,297	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,473,382	0.0%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	260,349	33,387,727	0.9%
Pandora AS	47,629	7,249,128	0.2%
Other Securities		45,617,074	1.1%

TOTAL DENMARK		86,253,929	2.2%

EGYPT — (0.0%)
Other Securities		296,208	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (0.9%)
Other Securities		$37,595,058	0.9%

FRANCE — (5.3%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	17,915,519	0.5%
# TotalEnergies SE	387,146	28,106,249	0.7%
# Vinci SA	56,868	6,663,571	0.2%
Other Securities		162,058,347	4.0%

TOTAL FRANCE		214,743,686	5.4%

GERMANY — (4.3%)
Deutsche Telekom AG	522,817	11,975,418	0.3%
Mercedes-Benz Group AG	127,944	9,677,798	0.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,531	6,390,858	0.2%
Siemens AG	51,599	9,666,221	0.3%
Other Securities		138,982,395	3.3%

TOTAL GERMANY		176,692,690	4.4%

GREECE — (0.2%)
Other Securities		6,071,204	0.2%

HONG KONG — (1.1%)
Other Securities		45,246,643	1.1%

HUNGARY — (0.1%)
Other Securities		2,673,594	0.1%

INDIA — (6.5%)
HDFC Bank Ltd.	390,512	7,070,231	0.2%
Reliance Industries Ltd.	235,961	8,277,591	0.2%
Tata Motors Ltd.	538,806	6,498,136	0.2%
Other Securities		240,751,021	6.0%

TOTAL INDIA		262,596,979	6.6%

INDONESIA — (0.5%)
Other Securities		21,702,972	0.5%

IRELAND — (0.4%)
Other Securities		16,758,788	0.4%

ISRAEL — (0.6%)
Other Securities		23,232,515	0.6%

ITALY — (2.0%)
Eni SpA	388,066	6,232,995	0.2%
# Stellantis NV	453,110	10,025,737	0.3%
UniCredit SpA	177,795	6,525,853	0.2%
Other Securities		56,604,003	1.3%

TOTAL ITALY		79,388,588	2.0%

JAPAN — (14.8%)
Hitachi Ltd.	89,500	8,257,330	0.2%
Mitsubishi UFJ Financial Group, Inc.	682,400	6,797,626	0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Sony Group Corp.	104,000	$8,595,739	0.2%
Tokyo Electron Ltd.	30,000	6,580,372	0.2%
Toyota Motor Corp.	1,138,615	25,970,186	0.7%
Other Securities		544,848,883	13.6%

TOTAL JAPAN		601,050,136	15.1%

KUWAIT — (0.2%)
Other Securities		7,014,499	0.2%

MALAYSIA — (0.5%)
Other Securities		20,289,932	0.5%

MEXICO — (0.7%)
Other Securities		30,127,780	0.8%

NETHERLANDS — (2.3%)
ASML Holding NV	20,610	17,981,607	0.5%
Wolters Kluwer NV	49,154	7,358,672	0.2%
Other Securities		69,872,955	1.7%

TOTAL NETHERLANDS		95,213,234	2.4%

NEW ZEALAND — (0.2%)
Other Securities		8,034,730	0.2%

NORWAY — (0.6%)
Other Securities		23,654,078	0.6%

PERU — (0.0%)
Other Securities		355,245	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,113,140	0.2%

POLAND — (0.4%)
Other Securities		14,366,421	0.4%

PORTUGAL — (0.2%)
Other Securities		9,201,707	0.2%

QATAR — (0.2%)
Other Securities		9,888,097	0.3%

RUSSIA — (0.0%)
Other Securities		181,230	0.0%

SAUDI ARABIA — (1.0%)
Other Securities		38,843,995	1.0%

SINGAPORE — (0.7%)
Other Securities		27,624,779	0.7%

SOUTH AFRICA — (0.9%)
Other Securities		37,248,330	0.9%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (4.0%)
Samsung Electronics Co. Ltd.	574,855	$31,954,257	0.8%
Other Securities		129,026,097	3.3%

TOTAL SOUTH KOREA		160,980,354	4.1%

SPAIN — (1.7%)
Banco Bilbao Vizcaya Argentaria SA	764,346	8,265,614	0.2%
Repsol SA	395,910	6,214,234	0.2%
Other Securities		52,703,593	1.3%

TOTAL SPAIN		67,183,441	1.7%

SWEDEN — (1.9%)
Other Securities		75,671,737	1.9%

SWITZERLAND — (4.9%)
ABB Ltd.	147,462	7,164,948	0.2%
Nestle SA	196,847	19,763,470	0.5%
Novartis AG	88,289	8,569,107	0.2%
Novartis AG, Sponsored ADR	65,041	6,317,432	0.2%
Roche Holding AG	58,789	14,086,679	0.4%
Other Securities		142,875,199	3.5%

TOTAL SWITZERLAND		198,776,835	5.0%

TAIWAN — (5.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	28,014,193	0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.,
Sponsored ADR	129,369	17,767,538	0.5%
Other Securities		193,605,367	4.8%

TOTAL TAIWAN		239,387,098	6.0%

THAILAND — (0.5%)
Other Securities		20,801,392	0.5%

TURKEY — (0.3%)
Other Securities		12,499,856	0.3%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		21,863,318	0.6%

UNITED KINGDOM — (8.5%)
3i Group PLC	173,852	6,211,287	0.2%
AstraZeneca PLC	47,070	7,119,284	0.2%
AstraZeneca PLC, Sponsored ADR	92,295	7,003,345	0.2%
BP PLC, Sponsored ADR	396,055	15,355,052	0.4%
Glencore PLC	1,575,387	9,166,484	0.2%
HSBC Holdings PLC, Sponsored ADR	229,718	10,011,110	0.3%
Shell PLC, ADR	433,805	31,086,466	0.8%
Other Securities		258,369,556	6.4%

TOTAL UNITED KINGDOM		344,322,584	8.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.2%)
Other Securities		$6,658,019	0.2%

TOTAL COMMON STOCKS		3,901,599,821	98.2%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Petroleo Brasileiro SA, 8.432%	801,184	6,483,409	0.2%
Other Securities		6,831,321	0.2%

TOTAL BRAZIL		13,314,730	0.4%

CHILE — (0.0%)
Other Security		246,546	0.0%

COLOMBIA — (0.0%)
Other Securities		66,018	0.0%

GERMANY — (0.3%)
Other Securities		11,692,243	0.3%

INDIA — (0.0%)
Other Security		25	0.0%

PHILIPPINES — (0.0%)
Other Security		29,580	0.0%

TOTAL PREFERRED STOCKS		25,349,142	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		908	0.0%

BRAZIL — (0.0%)
Other Securities		383	0.0%

INDIA — (0.0%)
Other Security		7,143	0.0%

TAIWAN — (0.0%)
Other Securities		1,066	0.0%

THAILAND — (0.0%)
Other Securities		138	0.0%

TOTAL RIGHTS/WARRANTS		9,638	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,125,215,443)		3,926,958,601

		Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	12,463,723	144,180,345	3.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,269,396,223)		$4,071,138,946	102.5%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2024, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	125	06/21/24	$32,676,389	$31,668,750	$(1,007,639)

Total Futures Contracts			$32,676,389	$31,668,750	$(1,007,639)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$6,272,115	$168,666,625	$23,389	$174,962,129
Austria	—	14,144,151	—	14,144,151
Belgium	481,181	27,872,243	—	28,353,424
Brazil	49,517,732	783,245	—	50,300,977
Canada	290,189,983	551,684	—	290,741,667
Chile	802,564	5,033,510	—	5,836,074
China	17,927,221	262,709,806	1,028,872	281,665,899
Colombia	1,462,378	54,919	—	1,517,297
Czech Republic	—	1,473,382	—	1,473,382
Denmark	65,391	86,188,538	—	86,253,929
Egypt	86,589	209,619	—	296,208
Finland	454,794	37,140,264	—	37,595,058
France	2,946,772	211,796,914	—	214,743,686
Germany	475,360	176,217,330	—	176,692,690
Greece	68,271	6,002,933	—	6,071,204
Hong Kong	—	45,226,974	19,669	45,246,643
Hungary	—	2,673,594	—	2,673,594
India	3,878,262	258,514,338	204,379	262,596,979
Indonesia	116,700	21,551,627	34,645	21,702,972
Ireland	—	16,758,788	—	16,758,788
Israel	1,425,346	21,807,169	—	23,232,515
Italy	81,452	79,307,136	—	79,388,588
Japan	1,844,020	599,206,116	—	601,050,136
Kuwait	6,122,201	892,298	—	7,014,499
Malaysia	1,854	20,288,078	—	20,289,932
Mexico	30,048,961	78,819	—	30,127,780
Netherlands	20,511,150	74,702,084	—	95,213,234
New Zealand	—	8,034,730	—	8,034,730
Norway	215,647	23,438,431	—	23,654,078
Peru	355,245	—	—	355,245
Philippines	19,926	8,093,214	—	8,113,140
Poland	—	14,366,421	—	14,366,421
Portugal	—	9,201,707	—	9,201,707
Qatar	—	9,888,097	—	9,888,097
Russia	—	—	181,230	181,230
Saudi Arabia	42,153	38,801,842	—	38,843,995
Singapore	—	27,562,773	62,006	27,624,779
South Africa	2,549,893	34,698,437	—	37,248,330
South Korea	672,288	160,111,742	196,324	160,980,354

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Spain	$499,196	$66,684,245	—		$67,183,441
Sweden	35,358	75,636,379	—		75,671,737
Switzerland	13,788,097	184,988,738	—		198,776,835
Taiwan	17,895,752	221,487,184	$4,162		239,387,098
Thailand	19,092,149	1,709,243	—		20,801,392
Turkey	—	12,499,856	—		12,499,856
United Arab Emirates	112,609	21,750,709	—		21,863,318
United Kingdom	90,350,650	253,971,934	—		344,322,584
United States	4,413,007	2,245,012	—		6,658,019
Preferred Stocks
Brazil	13,258,754	55,976	—		13,314,730
Chile	—	246,546	—		246,546
Colombia	66,018	—	—		66,018
Germany	—	11,692,243	—		11,692,243
India	—	25	—		25
Philippines	—	29,580	—		29,580
Rights/Warrants
Australia	—	908	—		908
Brazil	—	383	—		383
India	—	7,143	—		7,143
Taiwan	—	1,066	—		1,066
Thailand	—	138	—		138
Securities Lending Collateral	—	144,180,345	—		144,180,345

Total Investments in Securities	$598,147,039	$3,471,237,231	$1,754,676	<>	$4,071,138,946

Financial Instruments
Liabilities
Futures Contracts**	(1,007,639)	—	—		(1,007,639)

Total Financial Instruments	$(1,007,639)	—	—		$(1,007,639)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
AUSTRALIA — (4.9%)
BlueScope Steel Ltd.	105,930	$1,546,093	0.2%
Other Securities		33,599,099	4.7%

TOTAL AUSTRALIA		35,145,192	4.9%

AUSTRIA — (0.5%)
Other Securities		3,765,113	0.5%

BELGIUM — (1.1%)
Ageas SA	52,470	2,408,455	0.3%
Other Securities		5,723,216	0.8%

TOTAL BELGIUM		8,131,671	1.1%

BRAZIL — (1.1%)
Other Securities		7,859,735	1.1%

CANADA — (7.8%)
Alamos Gold, Inc., Class A	106,641	1,568,649	0.2%
AltaGas Ltd.	73,260	1,606,063	0.2%
ARC Resources Ltd.	157,602	2,854,041	0.4%
iA Financial Corp., Inc.	29,944	1,815,368	0.3%
Lundin Mining Corp.	177,526	2,027,174	0.3%
* MEG Energy Corp.	78,509	1,785,579	0.3%
Other Securities		44,769,955	6.2%

TOTAL CANADA		56,426,829	7.9%

CHILE — (0.1%)
Other Securities		748,241	0.1%

CHINA — (5.2%)
Other Securities		38,028,419	5.3%

COLOMBIA — (0.0%)
Other Securities		156,568	0.0%

DENMARK — (2.2%)
Jyske Bank AS	18,173	1,470,374	0.2%
* NKT AS	19,205	1,593,138	0.2%
Ringkjoebing Landbobank AS	9,222	1,549,899	0.2%
Other Securities		11,625,910	1.7%

TOTAL DENMARK		16,239,321	2.3%

FINLAND — (1.8%)
Stora Enso OYJ, Class R	124,293	1,655,661	0.2%
Wartsila OYJ Abp	106,918	1,972,376	0.3%
Other Securities		9,209,788	1.3%

TOTAL FINLAND		12,837,825	1.8%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (4.3%)
	Arkema SA	14,903	$1,537,792	0.2%
	Bouygues SA	51,932	1,913,969	0.3%
	Carrefour SA	124,412	2,093,011	0.3%
	Eiffage SA	20,030	2,137,170	0.3%
	Renault SA	55,113	2,729,930	0.4%
	Vivendi SE	175,700	1,787,517	0.3%
	Other Securities		19,043,044	2.6%

	TOTAL FRANCE		31,242,433	4.4%

	GERMANY — (3.7%)
*Ω	Covestro AG	52,883	2,648,579	0.4%
	Fresenius Medical Care AG	47,923	2,017,688	0.3%
	Other Securities		22,093,782	3.1%

	TOTAL GERMANY		26,760,049	3.8%

	GREECE — (0.1%)
	Other Securities		972,050	0.1%

	HONG KONG — (1.3%)
	Other Securities		9,170,772	1.3%

	HUNGARY — (0.0%)
	Other Securities		262,533	0.0%

	INDIA — (6.8%)
	Other Securities		49,258,922	6.9%

	INDONESIA — (0.5%)
	Other Securities		3,704,678	0.5%

	IRELAND — (0.9%)
	AIB Group PLC	320,177	1,657,292	0.2%
	Bank of Ireland Group PLC	330,642	3,527,758	0.5%
	Other Securities		934,853	0.2%

	TOTAL IRELAND		6,119,903	0.9%

	ISRAEL — (0.7%)
	Other Securities		4,804,568	0.7%

	ITALY — (3.1%)
	Banco BPM SpA	394,306	2,588,874	0.4%
	BPER Banca SpA	292,670	1,519,893	0.2%
	Leonardo SpA	105,578	2,426,399	0.4%
	Mediobanca Banca di Credito Finanziario SpA	144,530	2,053,497	0.3%
	Other Securities		13,780,237	1.8%

	TOTAL ITALY		22,368,900	3.1%

	JAPAN — (16.1%)
	Other Securities		116,932,315	16.4%

	KUWAIT — (0.1%)
	Other Securities		869,856	0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	MALAYSIA — (0.5%)
	Other Securities		$3,916,942	0.5%

	MEXICO — (0.8%)
	Other Securities		5,571,384	0.8%

	NETHERLANDS — (2.3%)
Ω	ABN AMRO Bank NV, GDR	112,128	1,796,129	0.3%
	Aegon Ltd.	419,896	2,615,048	0.4%
	ASR Nederland NV	41,960	2,099,657	0.3%
	NN Group NV	43,448	2,004,294	0.3%
	Other Securities		8,392,912	1.1%

	TOTAL NETHERLANDS		16,908,040	2.4%

	NEW ZEALAND — (0.2%)
	Other Securities		1,095,708	0.2%

	NORWAY — (0.6%)
	Other Securities		4,314,994	0.6%

	PHILIPPINES — (0.2%)
	Other Securities		1,140,242	0.2%

	POLAND — (0.3%)
	Other Securities		2,004,905	0.3%

	PORTUGAL — (0.4%)
	Other Securities		2,641,344	0.4%

	QATAR — (0.2%)
	Other Securities		1,558,571	0.2%

	SAUDI ARABIA — (1.2%)
	Other Securities		8,946,625	1.3%

	SINGAPORE — (0.7%)
	Other Securities		4,980,808	0.7%

	SOUTH AFRICA — (0.8%)
	Other Securities		5,512,459	0.8%

	SOUTH KOREA — (3.3%)
	Other Securities		24,066,420	3.4%

	SPAIN — (1.5%)
	Banco de Sabadell SA	1,583,992	3,025,747	0.4%
	Bankinter SA	197,117	1,558,044	0.2%
	Other Securities		6,155,987	0.9%

	TOTAL SPAIN		10,739,778	1.5%

	SWEDEN — (1.9%)
	Other Securities		13,902,265	2.0%

	SWITZERLAND — (4.1%)
	Adecco Group AG	44,732	1,564,835	0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Baloise Holding AG	13,844	$2,092,006	0.3%
Julius Baer Group Ltd.	45,729	2,453,743	0.4%
* Sandoz Group AG	63,033	2,142,296	0.3%
# Swatch Group AG	7,058	1,482,965	0.2%
Swiss Prime Site AG	16,975	1,567,350	0.2%
Other Securities		18,509,443	2.6%

TOTAL SWITZERLAND		29,812,638	4.2%

TAIWAN — (5.2%)
Other Securities		37,886,473	5.3%

THAILAND — (0.4%)
Other Securities		3,202,597	0.4%

TURKEY — (0.3%)
Other Securities		1,954,472	0.3%

UNITED ARAB EMIRATES — (0.7%)
Emaar Properties PJSC	1,185,965	2,651,931	0.4%
Other Securities		2,453,965	0.3%

TOTAL UNITED ARAB EMIRATES		5,105,896	0.7%

UNITED KINGDOM — (9.6%)
Barratt Developments PLC	329,588	1,862,212	0.3%
Centrica PLC	1,664,091	2,656,341	0.4%
DS Smith PLC	416,595	1,814,909	0.3%
J Sainsbury PLC	531,830	1,744,496	0.3%
Kingfisher PLC	587,635	1,810,106	0.3%
Marks & Spencer Group PLC	673,692	2,146,344	0.3%
Mondi PLC	119,950	2,273,220	0.3%
Persimmon PLC	88,805	1,438,022	0.2%
Taylor Wimpey PLC	1,294,937	2,121,913	0.3%
Vistry Group PLC	118,116	1,754,568	0.3%
Other Securities		50,084,716	6.8%

TOTAL UNITED KINGDOM		69,706,847	9.8%

UNITED STATES — (0.0%)
Other Securities		187,950	0.0%

TOTAL COMMON STOCKS		706,963,251	99.2%

PREFERRED STOCKS — (0.3%)
BRAZIL — (0.2%)
Other Securities		1,239,936	0.2%

COLOMBIA — (0.0%)
Other Security		38,749	0.0%

GERMANY — (0.1%)
Other Securities		1,092,686	0.1%

INDIA — (0.0%)
Other Security		18	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$12,084	0.0%

TOTAL PREFERRED STOCKS		2,383,473	0.3%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		1,152	0.0%

BRAZIL — (0.0%)
Other Securities		40	0.0%

THAILAND — (0.0%)
Other Securities		40	0.0%

TOTAL RIGHTS/WARRANTS		1,232	0.0%

TOTAL INVESTMENT SECURITIES (Cost $631,967,814)		709,347,956

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	1,384,017	16,010,314	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $647,978,254)		$725,358,270	101.8%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$35,138,385	$6,807	$35,145,192
Austria	$8,122	3,756,991	—	3,765,113
Belgium	—	8,131,671	—	8,131,671
Brazil	7,496,572	363,163	—	7,859,735
Canada	56,426,829	—	—	56,426,829
Chile	—	748,241	—	748,241
China	620,287	37,335,225	72,907	38,028,419
Colombia	156,568	—	—	156,568
Denmark	—	16,239,321	—	16,239,321
Finland	—	12,837,825	—	12,837,825
France	—	31,242,433	—	31,242,433
Germany	—	26,760,049	—	26,760,049
Greece	—	972,050	—	972,050
Hong Kong	—	9,165,427	5,345	9,170,772
Hungary	—	262,533	—	262,533
India	26,412	49,111,978	120,532	49,258,922
Indonesia	—	3,693,982	10,696	3,704,678
Ireland	—	6,119,903	—	6,119,903
Israel	103,282	4,701,286	—	4,804,568
Italy	—	22,368,900	—	22,368,900

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Japan	$137,469	$116,794,846	—		$116,932,315
Kuwait	787,940	81,916	—		869,856
Malaysia	781	3,916,161	—		3,916,942
Mexico	5,529,965	41,419	—		5,571,384
Netherlands	731,379	16,176,661	—		16,908,040
New Zealand	—	1,095,708	—		1,095,708
Norway	29,339	4,285,655	—		4,314,994
Philippines	—	1,140,242	—		1,140,242
Poland	—	2,004,905	—		2,004,905
Portugal	—	2,641,344	—		2,641,344
Qatar	—	1,558,571	—		1,558,571
Saudi Arabia	49,279	8,897,346	—		8,946,625
Singapore	—	4,980,808	—		4,980,808
South Africa	849,301	4,663,158	—		5,512,459
South Korea	39,793	23,951,076	$75,551		24,066,420
Spain	—	10,739,778	—		10,739,778
Sweden	11,770	13,881,898	8,597		13,902,265
Switzerland	—	29,812,638	—		29,812,638
Taiwan	—	37,884,475	1,998		37,886,473
Thailand	3,081,410	121,187	—		3,202,597
Turkey	—	1,954,472	—		1,954,472
United Arab Emirates	58,821	5,047,075	—		5,105,896
United Kingdom	242,539	69,464,308	—		69,706,847
United States	—	187,950	—		187,950
Preferred Stocks
Brazil	1,220,792	19,144	—		1,239,936
Colombia	38,749	—	—		38,749
Germany	—	1,092,686	—		1,092,686
India	—	18	—		18
Philippines	—	12,084	—		12,084
Rights/Warrants
Australia	—	825	327		1,152
Brazil	—	40	—		40
Thailand	—	40	—		40
Securities Lending Collateral	—	16,010,314	—		16,010,314

Total Investments in Securities	$77,647,399	$647,408,111	$302,760	<>	$725,358,270

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	17,368,288	$658,431,814
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	18,495,623	288,161,801
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,248,511	121,503,022

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $650,758,913)		$1,068,096,637

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $1,629,612)	1,629,612	1,629,612

TOTAL INVESTMENTS — (100.0%) (Cost $652,388,525)		$1,069,726,249

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,068,096,637	—	—	$1,068,096,637
Temporary Cash Investments	1,629,612	—	—	1,629,612

Total Investments in Securities	$1,069,726,249	—	—	$1,069,726,249

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,753,175	$161,370,275
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	4,606,184	71,764,346
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,103,741	48,701,605

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $154,890,690)		$281,836,226

As of April 30, 2024, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	527,573	NOK	5,701,000	Citibank, N.A.	05/02/24	$14,362
USD	8,315,682	GBP	6,563,000	Bank of New York Mellon	05/07/24	114,697
USD	478,631	HKD	3,742,000	Citibank, N.A.	05/08/24	201
USD	7,982,397	HKD	62,432,000	State Street Bank and Trust	05/08/24	219
USD	15,104,759	JPY	2,301,921,000	Bank of America Corp.	05/13/24	485,343
USD	618,530	SGD	840,000	Citibank, N.A.	05/13/24	2,885
USD	4,152,481	AUD	6,337,000	Citibank, N.A.	05/28/24	44,141
USD	529,428	NOK	5,818,000	Citibank, N.A.	05/30/24	5,320
USD	511,639	ILS	1,864,000	Citibank, N.A.	06/13/24	12,544
USD	2,095,463	DKK	14,341,000	Morgan Stanley and Co. International	06/25/24	37,703
USD	1,820,633	SEK	19,732,000	Morgan Stanley and Co. International	07/12/24	24,352
USD	4,717,608	CHF	4,241,000	State Street Bank and Trust	07/18/24	64,130
USD	4,296,772	CAD	5,857,000	State Street Bank and Trust	07/25/24	36,156

Total Appreciation						$842,053
NOK	5,701,000	USD	518,415	Citibank, N.A.	05/02/24	$(5,204)
USD	17,882,457	EUR	16,754,000	Bank of America Corp.	07/12/24	(50,826)

Total (Depreciation)						$(56,030)

Total Appreciation
(Depreciation)						$786,023

As of April 30, 2024, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	13	06/21/24	$3,388,986	$3,293,550	$(95,436)

Total Futures Contracts			$3,388,986	$3,293,550	$(95,436)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$281,836,226	—	—	$281,836,226

Total Investments in Securities	$281,836,226	—	—	$281,836,226

Financial Instruments
Assets
Forward Currency Contracts**	—	$842,053	—	842,053
Liabilities
Forward Currency Contracts**	—	(56,030)	—	(56,030)
Futures Contracts**	(95,436)	—	—	(95,436)

Total Financial Instruments	$(95,436)	$786,023	—	$690,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,969,114,846

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,969,114,846

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,048,538,697

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,048,538,697

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,762,572,408

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,762,572,408

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
BRAZIL — (3.7%)
Petroleo Brasileiro SA	16,003,488	$136,408,423	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	12,524,337	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	20,842,503	0.1%
Vale SA	8,041,867	98,018,291	0.4%
Other Securities		748,172,771	2.7%

TOTAL BRAZIL		1,015,966,325	3.8%

CHILE — (0.4%)
Other Securities		115,400,478	0.4%

CHINA — (22.7%)
Alibaba Group Holding Ltd.	27,674,300	259,116,151	1.0%
Alibaba Group Holding Ltd., Sponsored ADR	697,227	52,187,441	0.2%
Bank of China Ltd., Class H	204,525,702	91,727,739	0.4%
BYD Co. Ltd., Class H	2,014,800	55,230,840	0.2%
China Construction Bank Corp., Class H	279,316,302	180,715,044	0.7%
China Merchants Bank Co. Ltd., Class H	15,816,646	68,499,626	0.3%
China Petroleum & Chemical Corp., Class H	83,340,400	49,746,017	0.2%
China Shenhua Energy Co. Ltd., Class H	11,838,000	49,133,234	0.2%
Industrial & Commercial Bank of China Ltd., Class H	126,091,725	67,613,917	0.3%
NetEase, Inc.	3,062,200	57,399,792	0.2%
* PDD Holdings, Inc., ADR	965,971	120,920,250	0.5%
PetroChina Co. Ltd., Class H	101,830,000	94,879,195	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	23,796,000	107,845,366	0.4%
Tencent Holdings Ltd.	16,794,600	737,000,497	2.8%
Other Securities		4,180,188,821	15.1%

TOTAL CHINA		6,172,203,930	22.9%

COLOMBIA — (0.1%)
Other Securities		30,549,948	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		27,507,909	0.1%

EGYPT — (0.0%)
Other Securities		8,898,760	0.0%

GREECE — (0.5%)
Other Securities		123,893,733	0.5%

HONG KONG — (0.0%)
Other Securities		2,753,057	0.0%

HUNGARY — (0.2%)
Other Securities		54,502,728	0.2%

INDIA — (20.6%)
Axis Bank Ltd.	8,031,580	111,773,770	0.4%
Bharti Airtel Ltd.	7,221,137	114,491,223	0.4%
HDFC Bank Ltd.	5,093,539	92,218,671	0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
ICICI Bank Ltd.	3,800,989	$52,366,803	0.2%
ICICI Bank Ltd., Sponsored ADR	4,263,961	117,386,846	0.5%
Infosys Ltd.	7,955,267	134,434,304	0.5%
ITC Ltd.	9,888,606	51,526,008	0.2%
Larsen & Toubro Ltd.	1,682,110	72,259,752	0.3%
Mahindra & Mahindra Ltd.	2,998,788	77,477,738	0.3%
REC Ltd.	11,795,505	71,714,210	0.3%
Reliance Industries Ltd.	5,206,360	182,640,853	0.7%
State Bank of India	5,267,332	51,699,859	0.2%
Tata Consultancy Services Ltd.	1,966,712	89,838,426	0.3%
Tata Motors Ltd.	6,502,401	78,420,595	0.3%
Other Securities		4,306,071,694	15.8%

TOTAL INDIA		5,604,320,752	20.8%

INDONESIA — (1.7%)
Bank Central Asia Tbk. PT	91,803,500	55,199,998	0.2%
Other Securities		399,881,528	1.5%

TOTAL INDONESIA		455,081,526	1.7%

KUWAIT — (0.3%)
Other Securities		76,262,366	0.3%

MALAYSIA — (1.5%)
Other Securities		418,515,249	1.6%

MEXICO — (2.6%)
# America Movil SAB de CV, ADR	3,625,850	69,108,701	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,710,838	56,645,837	0.2%
Grupo Mexico SAB de CV, Class B	8,423,453	52,052,989	0.2%
Other Securities		528,629,358	1.9%

TOTAL MEXICO		706,436,885	2.6%

PERU — (0.1%)
Other Securities		24,101,183	0.1%

PHILIPPINES — (0.6%)
Other Securities		176,531,303	0.7%

POLAND — (1.1%)
Other Securities		289,804,116	1.1%

QATAR — (0.7%)
Qatar National Bank QPSC	13,164,893	50,122,515	0.2%
Other Securities		140,647,235	0.5%

TOTAL QATAR		190,769,750	0.7%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	3,883,026	82,589,082	0.3%
Saudi Telecom Co.	6,054,085	60,748,372	0.2%
Other Securities		920,627,111	3.4%

TOTAL SAUDI ARABIA		1,063,964,565	3.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (2.7%)
Other Securities		$735,884,351	2.7%

SOUTH KOREA — (11.4%)
Hyundai Motor Co.	506,028	91,022,236	0.4%
KB Financial Group, Inc.	1,155,887	62,691,697	0.3%
Kia Corp.	1,141,175	96,683,274	0.4%
Samsung Electronics Co. Ltd.	10,738,571	596,921,058	2.2%
Shinhan Financial Group Co. Ltd.	1,478,212	49,663,905	0.2%
Other Securities		2,205,696,703	8.0%

TOTAL SOUTH KOREA		3,102,678,873	11.5%

TAIWAN — (18.5%)
ASE Technology Holding Co. Ltd.	11,331,387	50,975,337	0.2%
CTBC Financial Holding Co. Ltd.	57,892,931	60,423,920	0.2%
Hon Hai Precision Industry Co. Ltd.	18,429,403	87,730,361	0.3%
MediaTek, Inc.	2,965,823	89,423,033	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	42,911,652	1,027,466,055	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2,758,804	378,894,141	1.4%
Other Securities		3,330,528,027	12.4%

TOTAL TAIWAN		5,025,440,874	18.7%

THAILAND — (1.7%)
Other Securities		460,726,556	1.7%

TURKEY — (1.3%)
Other Securities		359,725,560	1.3%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	22,589,280	50,511,786	0.2%
Other Securities		300,632,583	1.1%

TOTAL UNITED ARAB EMIRATES		351,144,369	1.3%

UNITED KINGDOM — (0.1%)
Other Security		16,504,544	0.1%

UNITED STATES — (0.0%)
Other Securities		899,855	0.0%

TOTAL COMMON STOCKS		26,610,469,545	98.8%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Petroleo Brasileiro SA , 8.432%	22,001,222	178,040,163	0.7%
Other Securities		144,094,404	0.5%

TOTAL BRAZIL		322,134,567	1.2%

CHILE — (0.0%)
Other Securities		3,508,603	0.0%

COLOMBIA — (0.0%)
Other Securities		5,432,873	0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$282	0.0%

PHILIPPINES — (0.0%)
Other Security		633,501	0.0%

TOTAL PREFERRED STOCKS		331,709,826	1.2%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		2,269	0.0%

INDIA — (0.0%)
Other Security		177,689	0.0%

SOUTH KOREA — (0.0%)
Other Security		2,650	0.0%

TAIWAN — (0.0%)
Other Securities		40,145	0.0%

THAILAND — (0.0%)
Other Securities		6,392	0.0%

TOTAL RIGHTS/WARRANTS		229,145	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,525,755,184)		26,942,408,516

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	24,207,306	280,030,112	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $19,805,785,003)		$27,222,438,628	101.0%

As of April 30, 2024, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	818	06/21/24	$212,201,293	$207,240,300	$(4,960,993)

Total Futures Contracts			$212,201,293	$207,240,300	$(4,960,993)

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$1,001,217,490	$14,748,835	—		$1,015,966,325
Chile	26,390,246	89,010,232	—		115,400,478
China	473,531,908	5,678,134,793	$20,537,229		6,172,203,930
Colombia	29,568,500	981,448	—		30,549,948
Czech Republic	—	27,507,909	—		27,507,909
Egypt	91,869	8,806,891	—		8,898,760
Greece	1,139,604	122,754,129	—		123,893,733
Hong Kong	—	2,634,806	118,251		2,753,057
Hungary	—	54,502,728	—		54,502,728
India	182,299,487	5,419,910,382	2,110,883		5,604,320,752
Indonesia	7,110,453	447,426,260	544,813		455,081,526
Kuwait	70,296,974	5,965,392	—		76,262,366
Malaysia	51,041	418,464,208	—		418,515,249
Mexico	703,100,813	3,336,072	—		706,436,885
Peru	24,101,111	72	—		24,101,183
Philippines	2,915,526	173,615,777	—		176,531,303
Poland	—	289,804,116	—		289,804,116
Qatar	—	190,769,750	—		190,769,750
Saudi Arabia	1,286,963	1,062,677,602	—		1,063,964,565
South Africa	88,651,778	647,232,573	—		735,884,351
South Korea	59,632,544	3,039,323,183	3,723,146		3,102,678,873
Taiwan	384,196,781	4,640,750,904	493,189		5,025,440,874
Thailand	423,305,623	37,420,933	—		460,726,556
Turkey	—	359,725,560	—		359,725,560
United Arab Emirates	1,991,334	349,153,035	—		351,144,369
United Kingdom	16,504,544	—	—		16,504,544
United States	626,302	273,553	—		899,855
Preferred Stocks
Brazil	321,604,891	529,676	—		322,134,567
Chile	—	3,508,603	—		3,508,603
Colombia	5,432,873	—	—		5,432,873
India	—	282	—		282
Philippines	—	633,501	—		633,501
Rights/Warrants
Brazil	—	2,269	—		2,269
India	—	177,689	—		177,689
South Korea	—	2,650	—		2,650
Taiwan	—	40,145	—		40,145
Thailand	—	6,392	—		6,392
Securities Lending Collateral	—	280,030,112	—		280,030,112

Total Investments in Securities	$3,825,048,655	$23,369,862,462	$27,527,511	<>	$27,222,438,628

Financial Instruments
Liabilities
Futures Contracts**	(4,960,993)	—	—		(4,960,993)

Total Financial Instruments	$(4,960,993)	—	—		$(4,960,993)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
BRAZIL — (3.5%)
*	Embraer SA	91,982	$590,764	0.3%
*Ω	Hapvida Participacoes e Investimentos SA	791,791	562,668	0.2%
	Other Securities		7,370,863	3.0%

TOTAL BRAZIL			8,524,295	3.5%

CHILE — (0.3%)
	Other Securities		841,896	0.3%

CHINA — (18.8%)
#	China Hongqiao Group Ltd.	396,000	546,432	0.2%
	China Mengniu Dairy Co. Ltd.	456,000	944,593	0.4%
	Geely Automobile Holdings Ltd.	973,000	1,171,062	0.5%
	Kunlun Energy Co. Ltd.	728,000	705,708	0.3%
	Sinopharm Group Co. Ltd., Class H	220,400	556,590	0.3%
	Wharf Holdings Ltd.	183,000	588,776	0.3%
*Ω	Wuxi Biologics Cayman, Inc.	519,000	899,082	0.4%
	Other Securities		40,810,310	16.5%

TOTAL CHINA			46,222,553	18.9%

COLOMBIA — (0.0%)
	Other Securities		96,522	0.0%

GREECE — (0.6%)
	Other Securities		1,463,243	0.6%

INDIA — (25.1%)
	Aurobindo Pharma Ltd.	53,022	729,541	0.3%
	Bharat Heavy Electricals Ltd.	185,535	622,870	0.3%
	Cholamandalam Investment & Finance Co. Ltd.	46,252	662,809	0.3%
	Cipla Ltd.	56,480	945,863	0.4%
	Dr Reddy’s Laboratories Ltd., ADR	11,240	825,803	0.4%
	Federal Bank Ltd.	298,315	580,322	0.3%
	GAIL India Ltd.	318,390	795,376	0.3%
	Hero MotoCorp Ltd.	16,291	885,693	0.4%
	Info Edge India Ltd.	8,600	621,085	0.3%
	Jindal Stainless Ltd.	67,116	567,707	0.2%
	Jindal Steel & Power Ltd.	67,480	748,911	0.3%
	JSW Energy Ltd.	106,314	802,404	0.3%
	Lupin Ltd.	29,069	573,100	0.2%
	Power Finance Corp. Ltd.	221,346	1,161,355	0.5%
	REC Ltd.	223,482	1,358,724	0.6%
	Samvardhana Motherson International Ltd.	372,045	582,442	0.3%
	Shriram Finance Ltd.	43,535	1,324,768	0.6%
	Sundaram Finance Ltd.	9,828	556,900	0.2%
	Tata Consumer Products Ltd.	84,056	1,112,288	0.5%
*	Yes Bank Ltd.	2,017,709	631,070	0.3%
	Other Securities		45,673,462	18.2%

TOTAL INDIA			61,762,493	25.2%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (1.5%)
Other Securities		$3,825,194	1.6%

KUWAIT — (0.6%)
Other Securities		1,472,756	0.6%

MALAYSIA — (1.9%)
Other Securities		4,683,391	1.9%

MEXICO — (2.7%)
* Cemex SAB de CV, Sponsored ADR	156,566	1,238,437	0.5%
Other Securities		5,345,876	2.2%

TOTAL MEXICO		6,584,313	2.7%

PHILIPPINES — (0.5%)
Other Securities		1,363,669	0.5%

POLAND — (1.1%)
Other Securities		2,642,939	1.1%

QATAR — (0.8%)
Other Securities		1,962,533	0.8%

SAUDI ARABIA — (4.6%)
Arab National Bank	119,348	980,963	0.4%
Banque Saudi Fransi	72,951	711,849	0.3%
Etihad Etisalat Co.	69,362	960,119	0.4%
Sahara International Petrochemical Co.	66,578	608,508	0.3%
Savola Group	44,673	600,300	0.3%
Other Securities		7,409,804	2.9%

TOTAL SAUDI ARABIA		11,271,543	4.6%

SOUTH AFRICA — (2.3%)
Aspen Pharmacare Holdings Ltd.	50,127	597,159	0.3%
Other Securities		5,195,533	2.1%

TOTAL SOUTH AFRICA		5,792,692	2.4%

SOUTH KOREA — (11.1%)
DB Insurance Co. Ltd.	8,646	606,472	0.3%
Other Securities		26,772,248	10.9%

TOTAL SOUTH KOREA		27,378,720	11.2%

TAIWAN — (18.3%)
Acer, Inc.	479,000	659,082	0.3%
AUO Corp.	1,056,000	590,472	0.3%
Catcher Technology Co. Ltd.	97,000	647,929	0.3%
Compal Electronics, Inc.	784,000	855,155	0.4%
Innolux Corp.	1,417,804	616,604	0.3%
Powertech Technology, Inc.	120,000	639,044	0.3%
* Shin Kong Financial Holding Co. Ltd.	2,235,698	590,802	0.3%
Taiwan Business Bank	1,134,699	589,123	0.3%
# Walsin Lihwa Corp.	501,607	566,596	0.2%
WPG Holdings Ltd.	295,000	796,743	0.3%
Other Securities		38,439,291	15.4%

TOTAL TAIWAN		44,990,841	18.4%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (1.4%)
Other Securities		$3,577,232	1.5%

TURKEY — (1.4%)
Other Securities		3,392,043	1.4%

UNITED ARAB EMIRATES — (2.5%)
Aldar Properties PJSC	383,104	569,337	0.2%
Dubai Islamic Bank PJSC	441,639	668,665	0.3%
Emaar Properties PJSC	1,027,143	2,296,807	1.0%
Other Securities		2,553,635	1.0%

TOTAL UNITED ARAB EMIRATES		6,088,444	2.5%

TOTAL COMMON STOCKS		243,937,312	99.7%

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.5%)
Other Securities		1,153,901	0.5%

COLOMBIA — (0.0%)
Other Security		55,098	0.0%

INDIA — (0.0%)
Other Security		14	0.0%

TOTAL PREFERRED STOCKS		1,209,013	0.5%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		310	0.0%

INDIA — (0.0%)
Other Security		4,308	0.0%

THAILAND — (0.0%)
Other Securities		316	0.0%

TOTAL RIGHTS/WARRANTS		4,934	0.0%

TOTAL INVESTMENT SECURITIES (Cost $213,471,552)		245,151,259

		Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	104,151	1,204,818	0.5%

TOTAL INVESTMENTS—(100.0%) (Cost $214,676,370)		$246,356,077	100.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2024, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/21/24	$1,794,305	$1,773,450	$(20,855)

Total Futures Contracts			$1,794,305	$1,773,450	$(20,855)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$8,200,630	$323,665	—		$8,524,295
Chile	—	841,896	—		841,896
China	2,031,683	43,780,800	$410,070		46,222,553
Colombia	96,522	—	—		96,522
Greece	—	1,463,243	—		1,463,243
India	859,738	60,824,213	78,542		61,762,493
Indonesia	—	3,813,943	11,251		3,825,194
Kuwait	1,165,039	307,717	—		1,472,756
Malaysia	718	4,682,673	—		4,683,391
Mexico	6,097,680	486,633	—		6,584,313
Philippines	—	1,363,669	—		1,363,669
Poland	—	2,642,939	—		2,642,939
Qatar	—	1,962,533	—		1,962,533
Saudi Arabia	21,441	11,250,102	—		11,271,543
South Africa	428,062	5,364,630	—		5,792,692
South Korea	38,997	27,276,561	63,162		27,378,720
Taiwan	—	44,987,492	3,349		44,990,841
Thailand	3,486,513	90,719	—		3,577,232
Turkey	—	3,392,043	—		3,392,043
United Arab Emirates	79,714	6,001,077	7,653		6,088,444
Preferred Stocks
Brazil	1,138,181	15,720	—		1,153,901
Colombia	55,098	—	—		55,098
India	—	14	—		14
Rights/Warrants
Brazil	—	310	—		310
India	—	4,308	—		4,308
Thailand	—	316	—		316
Securities Lending Collateral	—	1,204,818	—		1,204,818

Total Investments in Securities	$23,700,016	$222,082,034	$574,027	<>	$246,356,077

Financial Instruments
Liabilities
Futures Contracts**	(20,855)	—	—		(20,855)

Total Financial Instruments	$(20,855)	—	—		$(20,855)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.9%)
	BRAZIL — (5.0%)
	Petroleo Brasileiro SA	413,702	$3,526,259	0.4%
#	Petroleo Brasileiro SA, Sponsored ADR	100,493	1,619,947	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	68,868	1,168,690	0.2%
	Vale SA, Sponsored ADR	475,821	5,790,742	0.7%
	Other Securities		30,442,167	3.6%

	TOTAL BRAZIL		42,547,805	5.1%

	CHILE — (0.6%)
	Other Securities		5,104,661	0.6%

	COLOMBIA — (0.2%)
	Other Securities		1,410,385	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		996,031	0.1%

	EGYPT — (0.1%)
	Other Securities		361,912	0.0%

	GREECE — (0.6%)
	Other Securities		5,362,341	0.6%

	HUNGARY — (0.3%)
	Other Securities		2,242,384	0.3%

	INDIA — (27.1%)
	Axis Bank Ltd.	346,667	4,824,490	0.6%
	Bajaj Finance Ltd.	19,972	1,651,815	0.2%
	Bharti Airtel Ltd.	272,662	4,323,059	0.5%
	HCL Technologies Ltd.	115,015	1,877,634	0.2%
	HDFC Bank Ltd.	259,802	4,703,723	0.6%
	ICICI Bank Ltd.	227,949	3,140,488	0.4%
	ICICI Bank Ltd., Sponsored ADR	166,469	4,582,892	0.6%
	Infosys Ltd.	352,587	5,958,290	0.7%
	ITC Ltd.	396,949	2,068,360	0.3%
	Larsen & Toubro Ltd.	52,847	2,270,191	0.3%
	Mahindra & Mahindra Ltd.	122,888	3,174,977	0.4%
	Power Finance Corp. Ltd.	320,262	1,680,346	0.2%
	Reliance Industries Ltd.	125,888	4,416,193	0.5%
Ω	Reliance Industries Ltd., GDR	31,421	2,215,771	0.3%
Ω	Reliance Industries Ltd., GDR	44,787	3,166,441	0.4%
	Shriram Finance Ltd.	53,495	1,627,846	0.2%
	Tata Consultancy Services Ltd.	70,992	3,242,880	0.4%
	Tata Motors Ltd.	221,563	2,672,106	0.3%
	Tata Steel Ltd.	942,537	1,855,097	0.2%
	Other Securities		169,422,104	20.2%

	TOTAL INDIA		228,874,703	27.5%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (2.3%)
Bank Central Asia Tbk. PT	3,788,900	$2,278,206	0.3%
Bank Mandiri Persero Tbk. PT	5,499,800	2,324,638	0.3%
Other Securities		14,995,630	1.8%

TOTAL INDONESIA		19,598,474	2.4%

KUWAIT — (0.8%)
Kuwait Finance House KSCP	717,166	1,674,861	0.2%
Other Securities		5,420,109	0.7%

TOTAL KUWAIT		7,094,970	0.9%

MALAYSIA — (2.1%)
Other Securities		17,542,940	2.1%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	236,960	2,350,407	0.3%
Grupo Mexico SAB de CV, Class B	373,253	2,306,528	0.3%
Other Securities		20,059,053	2.4%

TOTAL MEXICO		24,715,988	3.0%

PERU — (0.1%)
Other Securities		409,052	0.1%

PHILIPPINES — (0.7%)
Other Securities		6,157,900	0.7%

POLAND — (1.4%)
Other Securities		11,766,276	1.4%

QATAR — (1.0%)
Qatar National Bank QPSC	527,665	2,008,972	0.3%
Other Securities		6,547,231	0.7%

TOTAL QATAR		8,556,203	1.0%

SAUDI ARABIA — (4.8%)
Al Rajhi Bank	135,589	2,883,877	0.4%
Saudi National Bank	251,689	2,519,522	0.3%
Saudi Telecom Co.	244,165	2,450,019	0.3%
Other Securities		32,304,463	3.8%

TOTAL SAUDI ARABIA		40,157,881	4.8%

SOUTH AFRICA — (3.4%)
FirstRand Ltd.	560,118	1,933,611	0.2%
Other Securities		26,907,439	3.3%

TOTAL SOUTH AFRICA		28,841,050	3.5%

SOUTH KOREA — (15.5%)
Hana Financial Group, Inc.	43,015	1,814,235	0.2%
Hyundai Motor Co.	21,302	3,831,716	0.5%
KB Financial Group, Inc.	52,610	2,853,403	0.4%
Kia Corp.	37,129	3,145,664	0.4%
LG Chem Ltd.	7,336	2,107,986	0.3%
Samsung Electronics Co. Ltd.	304,870	16,946,698	2.1%
Samsung Electronics Co. Ltd., GDR	3,955	5,572,595	0.7%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Samsung SDI Co. Ltd.	6,994	$2,164,426	0.3%
SK Hynix, Inc.	55,500	6,849,010	0.8%
Other Securities		85,968,823	10.0%

TOTAL SOUTH KOREA		131,254,556	15.7%

TAIWAN — (23.3%)
CTBC Financial Holding Co. Ltd.	2,116,000	2,208,508	0.3%
Hon Hai Precision Industry Co. Ltd.	995,000	4,736,546	0.6%
MediaTek, Inc.	115,000	3,467,385	0.4%
Novatek Microelectronics Corp.	89,000	1,681,674	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,747,001	41,829,748	5.0%
Uni-President Enterprises Corp.	799,000	1,874,139	0.2%
# United Microelectronics Corp.	1,065,000	1,636,290	0.2%
Other Securities		139,531,676	16.7%

TOTAL TAIWAN		196,965,966	23.6%

THAILAND — (2.1%)
Other Securities		17,898,533	2.1%

TURKEY — (1.5%)
Other Securities		12,632,010	1.5%

UNITED ARAB EMIRATES — (1.9%)
Emaar Properties PJSC	854,324	1,910,350	0.2%
Other Securities		14,014,676	1.7%

TOTAL UNITED ARAB EMIRATES		15,925,026	1.9%

UNITED KINGDOM — (0.1%)
Other Security		827,778	0.1%

UNITED STATES — (0.0%)
Other Security		20,262	0.0%

TOTAL COMMON STOCKS		827,265,087	99.2%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Petroleo Brasileiro SA , 8.432%	548,514	4,438,732	0.6%
Other Securities		5,213,356	0.6%

TOTAL BRAZIL		9,652,088	1.2%

CHILE — (0.0%)
Other Securities		64,554	0.0%

COLOMBIA — (0.0%)
Other Securities		143,799	0.0%

INDIA — (0.0%)
Other Security		23	0.0%

TOTAL PREFERRED STOCKS		9,860,464	1.2%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$309	0.0%

INDIA — (0.0%)
Other Security		8,705	0.0%

MALAYSIA — (0.0%)
Other Security		1,133	0.0%

TAIWAN — (0.0%)
Other Securities		727	0.0%

THAILAND — (0.0%)
Other Securities		99	0.0%

TOTAL RIGHTS/WARRANTS		10,973	0.0%

TOTAL INVESTMENT SECURITIES (Cost $742,389,505)		837,136,524

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	663,142	7,671,221	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $750,060,618)		$844,807,745	101.3%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$41,766,609	$781,196	—	$42,547,805
Chile	1,373,184	3,731,477	—	5,104,661
Colombia	1,406,221	4,164	—	1,410,385
Czech Republic	—	996,031	—	996,031
Egypt	195,381	166,531	—	361,912
Greece	52,583	5,309,758	—	5,362,341
Hungary	—	2,242,384	—	2,242,384
India	12,516,146	216,323,751	$34,806	228,874,703
Indonesia	—	19,587,939	10,535	19,598,474
Kuwait	6,466,745	628,225	—	7,094,970
Malaysia	602	17,542,338	—	17,542,940
Mexico	24,715,988	—	—	24,715,988
Peru	409,052	—	—	409,052
Philippines	165,300	5,992,600	—	6,157,900
Poland	—	11,766,276	—	11,766,276
Qatar	—	8,556,203	—	8,556,203
Saudi Arabia	54,106	40,103,775	—	40,157,881
South Africa	2,896,179	25,944,871	—	28,841,050
South Korea	5,809,003	125,300,083	145,470	131,254,556
Taiwan	667,055	196,298,911	—	196,965,966

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$16,102,128	$1,796,405	—		$17,898,533
Turkey	—	12,632,010	—		12,632,010
United Arab Emirates	66,902	15,858,124	—		15,925,026
United Kingdom	827,778	—	—		827,778
United States	—	20,262	—		20,262
Preferred Stocks
Brazil	9,619,134	32,954	—		9,652,088
Chile	—	64,554	—		64,554
Colombia	143,799	—	—		143,799
India	—	23	—		23
Rights/Warrants
Brazil	—	309	—		309
India	—	8,705	—		8,705
Malaysia	—	1,133	—		1,133
Taiwan	—	727	—		727
Thailand	—	99	—		99
Securities Lending Collateral	—	7,671,221	—		7,671,221

Total Investments in Securities	$125,253,895	$719,363,039	$190,811	<>	$844,807,745

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$89,868	$11,661,428
Investment Securities at Value (including $274,028, $1,573,552, $0 and $0 of securities on loan, respectively)	$5,760,297	$30,557,701	—	—
Temporary Cash Investments at Value & Cost	—	—	—	116,704
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $249,431, $1,293,325, $0 and $0, respectively)	249,430	1,293,311	—	—
Segregated Cash for Futures Contracts	2,431	12,236	—	4,897
Foreign Currencies at Value	3,091	42,327	—	—
Cash	58,664	279,424	43	—
Receivables:
Investment Securities Sold	6,584	47,412	—	—
Dividends, Interest and Tax Reclaims	36,312	205,737	—	500
Securities Lending Income	250	1,664	—	—
Fund Shares Sold	1,257	9,280	2	9,378
Unrealized Gain on Foreign Currency Contracts	4	67	—	—
Prepaid Expenses and Other Assets	24	130	16	96

Total Assets	6,118,344	32,449,289	89,929	11,793,003

LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,513	1,293,723	—	—
Investment Securities Purchased	3,439	29,273	—	—
Fund Shares Redeemed	2,014	28,944	18	6,875
Due to Advisor	681	5,165	9	2,428
Futures Margin Variation	824	3,705	—	1,660
Unrealized Loss on Foreign Currency Contracts	2	9	—	—
Accrued Expenses and Other Liabilities	114	1,218	3	430

Total Liabilities	256,587	1,362,037	30	11,393

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,861,757	$31,087,252	$89,899	$11,781,610

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,861,757; $31,087,252; $89,899 and $11,781,610, respectively and shares outstanding of 217,437,343, 1,995,629,867, 6,205,485 and 606,713,886, respectively, $0.01 Par Value (1)	$26.96	$15.58	$14.49	$19.42

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$74,369	N/A

Investment Securities at Cost	$3,749,718	$23,497,062	N/A	N/A

Foreign Currencies at Cost	$3,104	$42,992	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,359,225	$24,944,924	$75,095	$10,464,044
Total Distributable Earnings (Loss)	1,502,532	6,142,328	14,804	1,317,566

NET ASSETS	$5,861,757	$31,087,252	$89,899	$11,781,610

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$215,314	$145,076	$20,512	$766,952
Receivables:
Fund Shares Sold	58	1	—	30
Prepaid Expenses and Other Assets	12	11	14	13

Total Assets	215,384	145,088	20,526	766,995

LIABILITIES:
Payables:
Fund Shares Redeemed	56	18	20	10
Due to Advisor	44	30	5	158
Accrued Expenses and Other Liabilities	14	15	3	12

Total Liabilities	114	63	28	180

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$215,270	$145,025	$20,498	$766,815

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $215,270; $145,025; $20,498 and $766,815, respectively and shares outstanding of 9,820,723, 8,394,115, 809,669 and 25,397,428, respectively, $0.01 Par Value (1)	$21.92	$17.28	$25.32	$30.19

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$193,422	$203,541	$22,512	$651,559
Total Distributable Earnings (Loss)	21,848	(58,516)	(2,014)	115,256

NET ASSETS	$215,270	$145,025	$20,498	$766,815

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio*	Portfolio*	Value Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$1,815,585	—	—
Investment Securities at Value (including $88,661, $135,925, $397,201 and $212,329 of securities on loan, respectively)	$3,234,473	4,959,990	$10,992,479	$3,358,587
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $54,129, $139,901, $311,326 and $172,072, respectively)	54,128	139,899	311,324	172,071
Segregated Cash for Futures Contracts	991	2,537	5,568	1,286
Foreign Currencies at Value	4,051	—	7,298	2,371
Cash	28,665	68,721	103,153	39,759
Receivables:
Investment Securities Sold	1,604	2,100	12,567	4,817
Dividends, Interest and Tax Reclaims	26,935	3,383	100,425	24,742
Securities Lending Income	89	69	385	240
Fund Shares Sold	476	4,145	3,253	1,002
Unrealized Gain on Foreign Currency Contracts	6	—	11	6
Prepaid Expenses and Other Assets	241	55	31	15

Total Assets	3,351,659	6,996,484	11,536,494	3,604,896

LIABILITIES:
Payables:
Upon Return of Securities Loaned	54,288	139,885	311,306	172,091
Investment Securities Purchased	570	—	2,851	1,490
Fund Shares Redeemed	3,863	7,899	6,944	1,047
Due to Advisor	660	722	3,614	852
Futures Margin Variation	336	860	1,460	436
Unrealized Loss on Foreign Currency Contracts	1	—	—	1
Deferred Taxes Payable	4	—	—	—
Accrued Expenses and Other Liabilities	179	231	924	174

Total Liabilities	59,901	149,597	327,099	176,091

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,291,758	$6,846,887	$11,209,395	$3,428,805

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,291,758; $6,846,887; $11,209,395 and $3,428,805, respectively and shares outstanding of 945,859,172, 727,435,612, 507,560,111 and 251,794,677, respectively, $0.01 Par Value (1)	$3.48	$9.41	$22.08	$13.62

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,410,580	$—	$—

Investment Securities at Cost	$3,516,139	$4,618,183	$8,916,473	$2,508,792

Foreign Currencies at Cost	$4,070	$—	$7,372	$2,383

NET ASSETS CONSIST OF:
Paid-In Capital	$5,119,265	$7,454,837	$8,988,994	$2,629,416
Total Distributable Earnings (Loss)	(1,827,507)	(607,950)	2,220,401	799,389

NET ASSETS	$3,291,758	$6,846,887	$11,209,395	$3,428,805

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International
	High Relative		World ex U.S.	World ex U.S.
	Profitability	World ex U.S.	Core Equity	Targeted Value
	Portfolio*	Value Portfolio	Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$270,891	—	—
Investment Securities at Value (including $89,745, $0, $202,485 and $23,970 of securities on loan, respectively)	$1,577,699	—	$3,926,959	$709,348
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $87,891, $0, $144,181 and $16,010, respectively)	87,891	—	144,180	16,010
Segregated Cash for Futures Contracts	—	—	1,475	—
Foreign Currencies at Value	175	—	23,330	1,391
Cash	1,282	131	19,081	342
Receivables:
Investment Securities Sold	4,716	—	5,352	74
Dividends, Interest and Tax Reclaims	8,020	—	20,370	4,672
Securities Lending Income	103	—	291	33
Fund Shares Sold	369	146	1,210	59
Unrealized Gain on Foreign Currency Contracts	1	—	—	1
Prepaid Expenses and Other Assets	23	11	24	22

Total Assets	1,680,279	271,179	4,142,272	731,952

LIABILITIES:
Payables:
Upon Return of Securities Loaned	87,912	—	144,241	16,010
Investment Securities Purchased	974	—	5,867	—
Fund Shares Redeemed	3,489	2	1,725	128
Due to Advisor	339	30	819	235
Futures Margin Variation	—	—	500	—
Unrealized Loss on Foreign Currency Contracts	10	—	2	—
Deferred Taxes Payable	—	—	15,749	2,680
Accrued Expenses and Other Liabilities	118	1	321	103

Total Liabilities	92,842	33	169,224	19,156

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,587,437	$271,146	$3,973,048	$712,796

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,587,437; $271,146; $3,973,048 and $712,796, respectively and shares outstanding of 124,191,185, 20,732,454, 302,682,132 and 49,705,944, respectively, $0.01 Par Value (1)	$12.78	$13.08	$13.13	$14.34

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$211,331	$—	$—

Investment Securities at Cost	$1,247,305	N/A	$3,125,215	$631,968

Foreign Currencies at Cost	$176	$—	$23,531	$1,395

NET ASSETS CONSIST OF:
Paid-In Capital	$1,298,522	$221,438	$3,274,429	$641,697
Total Distributable Earnings (Loss)	288,915	49,708	698,619	71,099

NET ASSETS	$1,587,437	$271,146	$3,973,048	$712,796

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio	Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,068,097	$281,836	$4,969,115	$4,048,539
Temporary Cash Investments at Value & Cost	1,630	—	—	—
Segregated Cash for Futures Contracts	—	153	—	—
Cash	—	2,739	—	—
Receivables:
Dividends and Interest	1	—	—	—
Fund Shares Sold	140	146	1,750	603
Unrealized Gain on Forward Currency Contracts	—	842	—	—
Prepaid Expenses and Other Assets	18	11	28	35

Total Assets	1,069,886	285,727	4,970,893	4,049,177

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	1,245	279	—	—
Fund Shares Redeemed	237	10	2,234	3,096
Due to Advisor	44	12	761	1,052
Futures Margin Variation	—	52	—	—
Unrealized Loss on Forward Currency Contracts	—	56	—	—
Accrued Expenses and Other Liabilities	14	3	127	93

Total Liabilities	1,540	412	3,122	4,241

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,068,346	$285,315	$4,967,771	$4,044,936

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,068,346; $285,315; $4,967,771 and $4,044,936, respectively and shares outstanding of 47,245,085, 14,048,079, 175,788,460 and 173,038,790, respectively, $0.01 Par Value (1)	$22.61	$20.31	$28.26	$23.38

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$650,759	$154,891	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$668,097	$153,218	$3,191,827	$3,371,093
Total Distributable Earnings (Loss)	400,249	132,097	1,775,944	673,843

NET ASSETS	$1,068,346	$285,315	$4,967,771	$4,044,936

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Emerging
	Emerging	Markets Core	Emerging	Emerging
	Markets Value	Equity	Markets Targeted	Markets ex China Core
	Portfolio	Portfolio*	Value Portfolio*	Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,762,572	—	—	—
Investment Securities at Value (including $0, $1,394,921, $6,903 and $20,277 of securities on loan, respectively)	—	$26,942,409	$245,151	$837,137
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $280,030, $1,205 and $7,671, respectively)	—	280,030	1,205	7,671
Segregated Cash for Futures Contracts	—	9,652	83	—
Foreign Currencies at Value	—	165,783	868	19,883
Cash	—	101,230	2,084	18,839
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	23,892	—	689
Dividends and Interest	—	48,971	397	1,534
Securities Lending Income	—	3,848	20	67
Fund Shares Sold	2,103	8,530	86	275
Futures Margin Variation	—	—	—	699
Unrealized Gain on Foreign Currency Contracts.	—	—	—	1
Prepaid Expenses and Other Assets	50	117	14	25

Total Assets	10,764,725	27,584,462	249,908	886,820

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	280,127	1,206	7,671
Investment Securities/Affiliated Investment Companies Purchased	—	12,972	172	29,069
Fund Shares Redeemed	9,763	20,468	295	9,748
Due to Advisor	2,467	7,240	80	221
Futures Margin Variation	—	3,272	28	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	31
Deferred Taxes Payable	—	311,930	3,304	6,293
Accrued Expenses and Other Liabilities	347	4,103	65	147

Total Liabilities	12,577	640,112	5,150	53,180

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$10,752,148	$26,944,350	$244,758	$833,640

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,752,148; $26,944,350; $244,758 and $833,640, respectively and shares outstanding of 350,700,133, 1,163,835,843, 21,611,320 and 82,101,515, respectively, $0.01 Par Value (1)	$30.66	$23.15	$11.33	$10.15

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,525,755	$213,472	$742,390

Foreign Currencies at Cost	$—	$166,258	$870	$19,895

NET ASSETS CONSIST OF:
Paid-In Capital	$10,122,151	$22,562,571	$211,197	$779,178
Total Distributable Earnings (Loss)	629,997	4,381,779	33,561	54,462

NET ASSETS	$10,752,148	$26,944,350	$244,758	$833,640

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio#	Portfolio#	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $45 and $16,399, respectively)	—	—	$400	$157,545
Interest	—	—	1	445
Income from Securities Lending, Net	—	—	24	4,860
Expenses Allocated from Affiliated Investment Companies	—	—	(26)	(6,462)
Income Distributions Received from Affiliated Investment Companies	—	—	310	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	709	156,388

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,883, $47,038, $0 and $0, respectively)	$87,724	$474,278	—	—
Income from Securities Lending, Net	1,040	7,859	—	—

Total Fund Investment Income	88,764	482,137	—	—

Fund Expenses
Investment Management Fees	3,997	30,368	148	14,072
Accounting & Transfer Agent Fees	426	2,389	9	738
Custodian Fees	145	877	—	1
Filing Fees	26	106	10	70
Shareholders’ Reports	61	266	6	309
Directors’/Trustees’ Fees & Expenses	19	105	—	38
Professional Fees	46	245	—	59
Other	104	465	2	73

Total Fund Expenses	4,824	34,821	175	15,360

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	95	—
Fees Paid Indirectly (Note C)	73	—	—	—

Net Expenses	4,751	34,821	80	15,360

Net Investment Income (Loss)	84,013	447,316	629	141,028

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	688	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(12,307)	114,974	—	—
Affiliated Investment Companies Shares Sold	8	59	34	—
Transactions Allocated from Affiliated Investment Company**	—	—	229	72,052
Futures	7,918	32,387	—	17,779
Foreign Currency Transactions	1,170	368	—	—
In-Kind Redemptions	27,888	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	760,667	3,925,435	—	—
Affiliated Investment Companies Shares	2	(13)	7,558	—
Transactions Allocated from Affiliated Investment Company***	—	—	4,029	1,406,186
Futures	397	5,602	—	(690)
Translation of Foreign Currency-Denominated Amounts	(605)	(3,381)	—	—

Net Realized and Unrealized Gain (Loss)	785,138	4,075,431	12,538	1,495,327

Net Increase (Decrease) in Net Assets Resulting from Operations	$869,151	$4,522,747	$13,167	$1,636,355

**	Net of foreign capital gain taxes withheld of $0, $0, $17 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $338, $41, $3 and $1,451, respectively)	$3,041	$2,363	$350	$9,259
Interest	6	6	1	35
Income from Securities Lending, Net	115	149	2	281
Expenses Allocated from Affiliated Investment Companies	(129)	(94)	(11)	(429)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	3,033	2,424	342	9,146

Fund Expenses
Investment Management Fees	380	276	35	1,300
Accounting & Transfer Agent Fees	22	19	3	74
Filing Fees	9	9	8	10
Shareholders’ Reports	5	4	3	5
Directors’/Trustees’ Fees & Expenses	1	1	—	3
Professional Fees	1	1	—	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	1	2	1	2

Total Fund Expenses	419	312	50	1,398

Fees Waived, Expenses Reimbursed by Advisor (Note C)	109	79	10	373

Net Expenses	310	233	40	1,025

Net Investment Income (Loss)	2,723	2,191	302	8,121

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	5,612	(11,665)	(253)	10,360
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	15,906	30,931	3,978	100,684

Net Realized and Unrealized Gain (Loss)	21,518	19,266	3,725	111,044

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,241	$21,457	$4,027	$119,165

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio#	Portfolio#	Value Portfolio#	Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$104,602	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	104,602	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,256, $0, $20,166 and $5,753, respectively)	$76,005	101,271	$190,285	$52,715
Income from Securities Lending, Net	875	241	1,856	1,127

Total Fund Investment Income	76,880	101,512	192,141	53,842

Fund Expenses
Investment Management Fees	4,137	6,831	21,167	5,003
Accounting & Transfer Agent Fees	186	546	819	326
Custodian Fees	177	17	477	166
Filing Fees	17	45	35	21
Shareholders’ Reports	37	153	128	39
Directors’/Trustees’ Fees & Expenses	14	27	38	12
Professional Fees	33	41	89	27
Previously Waived Fees Recovered by Advisor (Note C)	—	2	—	—
Other	74	65	185	83

Total Fund Expenses	4,675	7,727	22,938	5,677

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	2,371	—	—
Fees Paid Indirectly (Note C)	82	17	—	—

Net Expenses	4,593	5,339	22,938	5,677

Net Investment Income (Loss)	72,287	200,775	169,203	48,165

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(191,902)	(98,937)	177,738	(15,770)
Affiliated Investment Companies Shares Sold	7	(106,864)	19	6
Futures	4,438	5,474	16,801	4,842
Foreign Currency Transactions	(387)	—	3,983	623
In-Kind Redemptions	—	—	—	19,173
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	553,009	504,220	1,350,707	443,122
Affiliated Investment Companies Shares	—	254,053	(2)	—
Futures	379	(862)	(573)	(559)
Translation of Foreign Currency-Denominated Amounts	223	—	(1,523)	(357)

Net Realized and Unrealized Gain (Loss)	365,767	557,084	1,547,150	451,080

Net Increase (Decrease) in Net Assets Resulting from Operations	$438,054	$757,859	$1,716,353	$499,245

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $(3), $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	International
	High Relative		World ex U.S.	World ex U.S.
	Profitability	World ex U.S.	Core Equity	Targeted Value
	Portfolio#	Value Portfolio*	Portfolio #	Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $454, $0 and $0, respectively)	—	$3,961	—	—
Interest	—	24	—	—
Income from Securities Lending, Net	—	65	—	—
Expenses Allocated from Affiliated Investment Companies	—	(226)	—	—
Income Distributions Received from Affiliated Investment Companies	—	407	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,231	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,496, $0, $5,983 and $961, respectively)	$22,846	—	$52,775	$10,344
Income from Securities Lending, Net	369	—	1,266	174

Total Fund Investment Income	23,215	—	54,041	10,518

Fund Expenses
Investment Management Fees	2,030	414	4,723	1,386
Accounting & Transfer Agent Fees	158	13	317	84
Custodian Fees	45	—	400	112
Filing Fees	20	11	19	24
Shareholders’ Reports	49	5	43	21
Directors’/Trustees’ Fees & Expenses	6	1	13	3
Professional Fees	13	2	57	26
Other	47	1	63	19

Total Fund Expenses	2,368	447	5,635	1,675

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	241	—	—

Net Expenses	2,368	206	5,635	1,675

Net Investment Income (Loss)	20,847	4,025	48,406	8,843

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	27	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,401	—	1,331	16,434
Affiliated Investment Companies Shares Sold	7	253	10	1
Transactions Allocated from Affiliated Investment Company**	—	2,627	—	—
Futures	471	(19)	4,840	54
Foreign Currency Transactions	262	—	37	(7)
In-Kind Redemptions	10,005	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	172,984	—	489,135	79,520
Affiliated Investment Companies Shares	1	2,823	—	—
Transactions Allocated from Affiliated Investment Company***	—	31,142	—	—
Futures	104	—	183	—
Translation of Foreign Currency-Denominated Amounts	(160)	—	(305)	(55)

Net Realized and Unrealized Gain (Loss)	200,075	36,853	495,231	95,947

Net Increase (Decrease) in Net Assets Resulting from Operations	$220,922	$40,878	$543,637	$104,790

**	Net of foreign capital gain taxes withheld of $0, $118, $64 and $364, respectively.
***	Including foreign capital gain taxes of $0, $0, $(6,195) and $(1,127), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio*	Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,301 and $4,640, respectively)	—	—	$50,796	$33,633
Interest	—	—	471	366
Income from Securities Lending, Net	—	—	1,674	5,593
Expenses Allocated from Affiliated Investment Companies	—	—	(3,484)	(5,378)
Income Distributions Received from Affiliated Investment Companies	$10,684	$2,805	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	10,684	2,805	49,457	34,214

Fund Expenses
Investment Management Fees	1,179	332	6,823	10,402
Accounting & Transfer Agent Fees	70	27	305	283
Custodian Fees	—	4	—	—
Filing Fees	12	12	22	28
Shareholders’ Reports	10	7	77	47
Directors’/Trustees’ Fees & Expenses	4	1	16	14
Professional Fees	6	1	25	23
Previously Waived Fees Recovered by Advisor (Note C)	7	—	—	—
Other	11	4	12	10

Total Fund Expenses	1,299	388	7,280	10,807

Fees Waived, Expenses Reimbursed by Advisor (Note C)	912	268	2,353	4,001

Net Expenses	387	120	4,927	6,806

Net Investment Income (Loss)	10,297	2,685	44,530	27,408

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	643	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	12,620	6,322	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	16,226	37,348
Futures	—	419	—	—
Forward Currency Contracts	—	606	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	162,634	36,906	—	—
Transactions Allocated from Affiliated Investment Company***	—	—	590,240	481,073
Futures	—	128	—	—
Forward Currency Contracts	—	338	—	—
Net Realized and Unrealized Gain (Loss)	175,254	45,362	606,466	518,421

Net Increase (Decrease) in Net Assets Resulting from Operations	$185,551	$48,047	$650,996	$545,829

**	Net of foreign capital gain taxes withheld of $0, $0, $3,779 and $7,107, respectively.
***	Including foreign capital gain taxes of $0, $0, $(19,501) and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Emerging
	Emerging	Markets Core	Emerging	Emerging
	Markets Value	Equity	Markets Targeted	Markets ex China Core
	Portfolio*	Portfolio#	Value Portfolio#	Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $13,905, $0, $0 and $0, respectively)	$116,407	—	—	—
Interest	1,488	—	—	—
Income from Securities Lending, Net	5,131	—	—	—
Expenses Allocated from Affiliated Investment Companies	(7,756)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	115,270	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $35,224, $290 and $1,141, respectively)	—	$263,754	$2,391	$8,686
Income from Securities Lending, Net	—	17,306	102	287

Total Fund Investment Income	—	281,060	2,493	8,973

Fund Expenses
Investment Management Fees	20,188	42,078	620	1,181
Accounting & Transfer Agent Fees	499	1,837	30	67
Custodian Fees	—	4,692	93	206
Filing Fees	66	86	12	15
Shareholders’ Reports	114	337	13	12
Directors’/Trustees’ Fees & Expenses	37	87	1	2
Professional Fees	56	235	20	17
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	26
Other	26	389	7	18

Total Fund Expenses	20,986	49,741	796	1,544

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5,314	—	50	5

Net Expenses	15,672	49,741	746	1,539

Net Investment Income (Loss)	99,598	231,319	1,747	7,434

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	8,101	9,079	(5,883)
Affiliated Investment Companies Shares Sold	—	14	—	—
Transactions Allocated from Affiliated Investment Company**	179,494	—	—	—
Futures	—	29,739	274	517
Foreign Currency Transactions	—	(2,223)	(96)	(121)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	—	3,377,554	24,111	112,764
Affiliated Investment Companies Shares	—	4	—	—
Transactions Allocated from Affiliated Investment Company***	1,356,362	—	—	—
Futures	—	4,543	77	—
Translation of Foreign Currency-Denominated Amounts	—	(367)	(3)	7

Net Realized and Unrealized Gain (Loss)	1,535,856	3,417,365	33,442	107,284

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,635,454	$3,648,684	$35,189	$114,718

**	Net of foreign capital gain taxes withheld of $15,954, $8,744, $464 and $13, respectively.
***	Including foreign capital gain taxes of $0, $(116,580), $(1,277) and $(4,316), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International		International Core		Global Small
	Portfolio		Equity Portfolio		Company Portfolio#
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,013	$170,307	$447,316	$947,098	$629	$1,568
Capital Gain Distributions Received from Investment Securities	—	—	—	—	688	1,919
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,307)	(69,911)	114,974	(162,570)	—	—
Affiliated Investment Companies Shares Sold	8	13	59	120	34	(937)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	229	(481)
Futures	7,918	8,432	32,387	32,560	—	—
Foreign Currency Transactions	1,170	91	368	(2,848)	—	—
In-Kind Redemptions	27,888	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	760,667	582,750	3,925,435	2,887,117	—	—
Affiliated Investment Companies Shares	2	91	(13)	607	7,558	(3,170)
Transactions Allocated from Affiliated Investment Company***,****	—	—	—	—	4,029	3,483
Futures	397	(3,575)	5,602	(19,076)	—	—
Translation of Foreign Currency-Denominated Amounts	(605)	934	(3,381)	7,274	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	869,151	689,132	4,522,747	3,690,282	13,167	2,382

Distributions:
Institutional Class Shares	(77,001)	(153,335)	(394,015)	(813,378)	(2,238)	(1,067)
Capital Share Transactions (1):
Shares Issued	403,714	812,786	1,825,976	3,267,486	11,401	8,814
Shares Issued in Lieu of Cash Distributions	69,240	139,664	378,683	782,611	2,237	1,067
Shares Redeemed	(521,814)	(1,190,458)	(2,615,492)	(5,765,854)	(8,267)	(20,517)

Net Increase (Decrease) from Capital Share Transactions	(48,860)	(238,008)	(410,833)	(1,715,757)	5,371	(10,636)

Total Increase (Decrease) in Net Assets	743,290	297,789	3,717,899	1,161,147	16,300	(9,321)
Net Assets
Beginning of Period	5,118,467	4,820,678	27,369,353	26,208,206	73,599	82,920

End of Period	$5,861,757	$5,118,467	$31,087,252	$27,369,353	$89,899	$73,599

(1) Shares Issued and Redeemed:
Shares Issued	15,307	33,599	120,703	230,239	795	660
Shares Issued in Lieu of Cash Distributions	2,692	5,698	25,626	55,029	160	82
Shares Redeemed	(19,830)	(48,975)	(172,929)	(407,698)	(580)	(1,532)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,831)	(9,678)	(26,600)	(122,430)	375	(790)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $17, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $20, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio#		Company Portfolio#		Company Portfolio#
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$141,028	$306,140	$2,723	$6,022	$2,191	$8,891
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	72,052	(124,598)	5,612	6,571	(11,665)	(14,428)
Futures	17,779	11,496	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	1,406,186	818,605	15,906	32,438	30,931	11,518
Futures	(690)	(4,080)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,636,355	1,007,563	24,241	45,031	21,457	5,981

Distributions:
Institutional Class Shares	(139,936)	(431,764)	(13,108)	(15,684)	(8,400)	(23,333)
Capital Share Transactions (1):
Shares Issued	1,038,791	1,772,616	7,700	25,805	1,057	5,937
Shares Issued in Lieu of Cash Distributions	137,027	422,678	13,106	15,682	8,396	23,330
Shares Redeemed	(936,114)	(2,045,701)	(65,289)	(89,765)	(40,697)	(78,905)

Net Increase (Decrease) from Capital Share Transactions	239,704	149,593	(44,483)	(48,278)	(31,244)	(49,638)

Total Increase (Decrease) in Net Assets	1,736,123	725,392	(33,350)	(18,931)	(18,187)	(66,990)
Net Assets
Beginning of Period	10,045,487	9,320,095	248,620	267,551	163,212	230,202

End of Period	$11,781,610	$10,045,487	$215,270	$248,620	$145,025	$163,212

(1) Shares Issued and Redeemed:
Shares Issued	54,617	98,891	350	1,223	62	339
Shares Issued in Lieu of Cash Distributions	7,372	23,765	613	793	507	1,295
Shares Redeemed	(49,586)	(113,530)	(3,003)	(4,473)	(2,442)	(4,601)

Net Increase (Decrease) from Shares Issued and Redeemed	12,403	9,126	(2,040)	(2,457)	(1,873)	(2,967)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$302	$738	$8,121	$20,803	$72,287	$190,754
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(191,902)	(375,885)
Affiliated Investment Companies Shares Sold	—	—	—	—	7	39
Transactions Allocated from Affiliated Investment Company*,**	(253)	(1,041)	10,360	(6,379)	—	—
Futures	—	—	—	—	4,438	1,094
Foreign Currency Transactions	—	—	—	—	(387)	(927)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	—	—	—	—	553,009	106,639
Affiliated Investment Companies Shares	—	—	—	—	—	76
Transactions Allocated from Affiliated Investment Company***,****	3,978	2,081	100,684	59,050	—	—
Futures	—	—	—	—	379	(2,577)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	223	814

Net Increase (Decrease) in Net Assets Resulting from Operations	4,027	1,778	119,165	73,474	438,054	(79,973)

Distributions:
Institutional Class Shares	(430)	(438)	(4,345)	(21,516)	(185,455)	—
Capital Share Transactions (1):
Shares Issued	243	2,748	4,954	6,810	150,691	430,896
Shares Issued in Lieu of Cash Distributions	430	438	4,345	21,515	79,570	—
Shares Redeemed	(2,470)	(4,226)	(14,324)	(39,586)	(705,145)	(1,289,028)

Net Increase (Decrease) from Capital Share Transactions	(1,797)	(1,040)	(5,025)	(11,261)	(474,884)	(858,132)

Total Increase (Decrease) in Net Assets	1,800	300	109,795	40,697	(222,285)	(938,105)
Net Assets
Beginning of Period	18,698	18,398	657,020	616,323	3,514,043	4,452,148

End of Period	$20,498	$18,698	$766,815	$657,020	$3,291,758	$3,514,043

(1) Shares Issued and Redeemed:
Shares Issued	10	120	168	243	42,349	117,557
Shares Issued in Lieu of Cash Distributions	18	19	152	775	22,799	—
Shares Redeemed	(102)	(181)	(504)	(1,391)	(198,514)	(355,417)

Net Increase (Decrease) from Shares Issued and Redeemed	(74)	(42)	(184)	(373)	(133,366)	(237,860)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $(3), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$200,775	$165,245	$169,203	$360,600	$48,165	$102,890
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(98,937)	30,694	177,738	94,798	(15,770)	(37,192)
Affiliated Investment Companies Shares Sold	(106,864)	(56,378)	19	18	6	(2)
Futures	5,474	935	16,801	12,515	4,842	1,361
Foreign Currency Transactions.	—	—	3,983	(43)	623	(374)
In-Kind Redemptions	—	—	—	—	19,173	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	504,220	(590,759)	1,350,707	1,270,150	443,122	348,448
Affiliated Investment Companies Shares	254,053	18,711	(2)	120	—	65
Futures	(862)	(1,144)	(573)	(5,611)	(559)	(755)
Translation of Foreign Currency-Denominated Amounts	—	—	(1,523)	1,733	(357)	446

Net Increase (Decrease) in Net Assets Resulting from Operations	757,859	(424,135)	1,716,353	1,734,280	499,245	414,887

Distributions:
Institutional Class Shares	(252,366)	(427,031)	(216,294)	(325,253)	(54,275)	(87,142)
Capital Share Transactions (1):
Shares Issued	686,671	1,700,976	332,822	797,051	138,673	255,188
Shares Issued in Lieu of Cash Distributions	240,943	409,942	184,971	279,530	53,900	86,542
Shares Redeemed	(1,248,101)	(2,468,944)	(850,154)	(2,108,611)	(240,873)	(520,271)

Net Increase (Decrease) from Capital Share Transactions	(320,487)	(358,026)	(332,361)	(1,032,030)	(48,300)	(178,541)

Total Increase (Decrease) in Net Assets	185,006	(1,209,192)	1,167,698	376,997	396,670	149,204
Net Assets
Beginning of Period	6,661,881	7,871,073	10,041,697	9,664,700	3,032,135	2,882,931

End of Period	$6,846,887	$6,661,881	$11,209,395	$10,041,697	$3,428,805	$3,032,135

(1) Shares Issued and Redeemed:
Shares Issued	69,929	174,511	15,846	40,801	10,468	20,731
Shares Issued in Lieu of Cash Distributions	24,143	40,790	9,146	14,462	4,155	7,002
Shares Redeemed	(127,432)	(252,569)	(40,455)	(107,327)	(18,289)	(42,435)

Net Increase (Decrease) from Shares Issued and Redeemed	(33,360)	(37,268)	(15,463)	(52,064)	(3,666)	(14,702)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio#		World ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,847	$45,066	$4,025	$10,060	$48,406	$111,651
Capital Gain Distributions Received from Investment Securities	—	—	27	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,401	(21,646)	—	—	1,331	(55,925)
Affiliated Investment Companies Shares Sold	7	5	253	5	10	(11)
Transactions Allocated from Affiliated Investment Company*,**	—	—	2,627	(1,412)	—	—
Futures	471	1,386	(19)	—	4,840	3,739
Foreign Currency Transactions	262	222	—	—	37	(264)
In-Kind Redemptions	10,005	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	172,984	202,380	—	—	489,135	386,976
Affiliated Investment Companies Shares	1	41	2,823	2,376	—	71
Transactions Allocated from Affiliated Investment Company***,****	—	—	31,142	22,935	—	—
Futures	104	(104)	—	—	183	(2,058)
Translation of Foreign Currency-Denominated Amounts	(160)	285	—	—	(305)	481

Net Increase (Decrease) in Net Assets Resulting from Operations	220,922	227,635	40,878	33,964	543,637	444,660

Distributions:
Institutional Class Shares	(14,501)	(42,438)	(4,259)	(9,912)	(46,828)	(109,998)
Capital Share Transactions (1):
Shares Issued	118,444	195,267	14,776	60,584	363,379	368,722
Shares Issued in Lieu of Cash Distributions	14,106	41,363	4,059	9,463	46,632	109,530
Shares Redeemed	(225,012)	(554,983)	(25,993)	(46,673)	(277,481)	(591,265)

Net Increase (Decrease) from Capital Share Transactions	(92,462)	(318,353)	(7,158)	23,374	132,530	(113,013)

Total Increase (Decrease) in Net Assets	113,959	(133,156)	29,461	47,426	629,339	221,649
Net Assets
Beginning of Period	1,473,478	1,606,634	241,685	194,259	3,343,709	3,122,060

End of Period	$1,587,437	$1,473,478	$271,146	$241,685	$3,973,048	$3,343,709

(1) Shares Issued and Redeemed:
Shares Issued	9,287	16,750	1,190	5,308	28,616	30,772
Shares Issued in Lieu of Cash Distributions	1,098	3,496	334	809	3,707	9,134
Shares Redeemed	(17,726)	(47,502)	(2,104)	(3,973)	(21,806)	(49,377)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,341)	(27,256)	(580)	2,144	10,517	(9,471)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $118 and $64, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $85 and $174, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $(6,195), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $(3,037), respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,843	$20,581	$10,297	$19,797	$2,685	$5,621
Capital Gain Distributions Received from Investment Securities	—	—	—	13,934	643	4,197
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,434	(12,795)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	1	12,620	(1,692)	6,322	7,967
Futures	54	423	—	—	419	263
Foreign Currency Transactions	(7)	(77)	—	—	—	—
Forward Currency Contracts	—	—	—	—	606	(418)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	79,520	81,912	—	—	—	—
Affiliated Investment Companies Shares	—	1	162,634	60,732	36,906	8,278
Futures	—	—	—	—	128	(91)
Translation of Foreign Currency-Denominated Amounts	(55)	87	—	—	—	—
Forward Currency Contracts	—	—	—	—	338	344

Net Increase (Decrease) in Net Assets Resulting from Operations	104,790	90,133	185,551	92,771	48,047	26,161

Distributions:
Institutional Class Shares	(5,450)	(19,463)	(21,899)	(33,264)	(16,496)	(24,285)
Capital Share Transactions (1):
Shares Issued	19,324	87,117	34,839	84,179	8,946	20,252
Shares Issued in Lieu of Cash Distributions	5,444	19,439	18,712	28,882	16,391	24,140
Shares Redeemed	(48,566)	(107,529)	(106,589)	(163,853)	(26,903)	(61,646)

Net Increase (Decrease) from Capital Share Transactions	(23,798)	(973)	(53,038)	(50,792)	(1,566)	(17,254)

Total Increase (Decrease) in Net Assets	75,542	69,697	110,614	8,715	29,985	(15,378)
Net Assets
Beginning of Period	637,254	567,557	957,732	949,017	255,330	270,708

End of Period	$712,796	$637,254	$1,068,346	$957,732	$285,315	$255,330

(1) Shares Issued and Redeemed:
Shares Issued	1,406	6,858	1,592	4,274	448	1,108
Shares Issued in Lieu of Cash Distributions	398	1,517	874	1,471	871	1,379
Shares Redeemed	(3,518)	(8,458)	(4,721)	(8,261)	(1,378)	(3,346)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,714)	(83)	(2,255)	(2,516)	(59)	(859)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $364, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $203, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(1,127), $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(877), $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio#		Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$44,530	$139,980	$27,408	$102,728	$99,598	$425,751
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	16,226	(73,267)	37,348	(49,702)	179,494	14,022
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	590,240	442,787	481,073	476,925	1,356,362	1,068,150

Net Increase (Decrease) in Net Assets Resulting from Operations	650,996	509,500	545,829	529,951	1,635,454	1,507,923

Distributions:
Institutional Class Shares	(71,182)	(141,785)	(59,086)	(166,834)	(218,902)	(411,459)
Capital Share Transactions (1):
Shares Issued	404,530	658,031	189,585	411,134	427,643	1,241,262
Shares Issued in Lieu of Cash Distributions	68,598	136,792	54,774	155,308	208,342	393,166
Shares Issued upon Conversion from Class R2	—	—	—	—	—	18,520
Shares Redeemed	(412,236)	(774,254)	(490,285)	(637,349)	(1,237,223)	(2,425,659)

Net Increase (Decrease) from Capital Share Transactions	60,892	20,569	(245,926)	(70,907)	(601,238)	(772,711)

Total Increase (Decrease) in Net Assets	640,706	388,284	240,817	292,210	815,314	323,753
Net Assets
Beginning of Period	4,327,065	3,938,781	3,804,119	3,511,909	9,936,834	9,613,081

End of Period	$4,967,771	$4,327,065	$4,044,936	$3,804,119	$10,752,148	$9,936,834

(1) Shares Issued and Redeemed:
Shares Issued	14,838	24,952	8,435	19,271	14,706	44,938
Shares Issued in Lieu of Cash Distributions	2,587	5,259	2,473	7,416	7,375	14,282
Shares Issued upon Conversion from Class R2	—	—	—	—	—	644
Shares Redeemed	(15,124)	(29,645)	(21,749)	(30,005)	(42,243)	(88,320)

Net Increase (Decrease) from Shares Issued and Redeemed	2,301	566	(10,841)	(3,318)	(20,162)	(28,456)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $3,779, $7,107 and $15,954, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,794, $7,714 and $11,991, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(19,501), $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(2,421), $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core		Emerging Markets Targeted		Emerging Markets ex China Core
	Equity Portfolio		Value Portfolio		Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$231,319	$767,911	$1,747	$5,626	$7,434	$15,278
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	8,101	(303,346)	9,079	4,557	(5,883)	(8,988)
Affiliated Investment Companies Shares Sold	14	24	—	1	—	—
Futures	29,739	21,786	274	254	517	249
Foreign Currency Transactions	(2,223)	(3,910)	(96)	(99)	(121)	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,377,554	2,793,280	24,111	18,390	112,764	52,097
Affiliated Investment Companies Shares	4	172	—	1	—	3
Futures	4,543	(15,235)	77	(98)	—	—
Translation of Foreign Currency-Denominated Amounts	(367)	(119)	(3)	3	7	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,648,684	3,260,563	35,189	28,635	114,718	58,656

Distributions:
Institutional Class Shares.	(405,001)	(718,790)	(12,223)	(8,593)	(7,125)	(14,175)
Capital Share Transactions (1):
Shares Issued	2,447,682	3,784,373	23,206	40,849	204,455	236,642
Shares Issued in Lieu of Cash Distributions	386,656	685,310	11,989	8,389	6,337	12,679
Shares Redeemed	(2,128,598)	(4,985,104)	(32,581)	(40,028)	(55,835)	(147,159)

Net Increase (Decrease) from Capital Share Transactions	705,740	(515,421)	2,614	9,210	154,957	102,162

Total Increase (Decrease) in Net Assets	3,949,423	2,026,352	25,580	29,252	262,550	146,643
Net Assets
Beginning of Period	22,994,927	20,968,575	219,178	189,926	571,090	424,447

End of Period	$26,944,350	$22,994,927	$244,758	$219,178	$833,640	$571,090

(1) Shares Issued and Redeemed:
Shares Issued	110,566	180,050	2,128	3,944	20,801	27,058
Shares Issued in Lieu of Cash Distributions	17,916	32,622	1,134	836	662	1,440
Shares Redeemed	(96,123)	(237,918)	(3,002)	(3,874)	(5,646)	(16,908)

Net Increase (Decrease) from Shares Issued and Redeemed.	32,359	(25,246)	260	906	15,817	11,590

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $8,744, $464 and $13, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $17,503, $306 and $12, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(116,580), $(1,277) and $(4,316), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(44,763), $(826) and $(1,977), respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$23.34		$21.06	$27.63	$20.90	$22.78	$21.29	$13.53		$12.22	$16.35	$12.08	$13.19 $	12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38		0.76	0.78	0.70	0.49	0.70	0.22		0.46	0.47	0.40	0.28	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	3.59		2.22	(6.54)	6.70	(1.87)	1.47	2.03		1.25	(4.07)	4.24	(1.11)	0.53

Total from Investment Operations	3.97		2.98	(5.76)	7.40	(1.38)	2.17	2.25		1.71	(3.60)	4.64	(0.83)	0.94

Less Distributions:
Net Investment Income	(0.35)		(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.20)		(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Total Distributions	(0.35)		(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.20)		(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Net Asset Value, End of Period	$26.96		$23.34	$21.06	$27.63	$20.90	$22.78	$15.58		$13.53	$12.22	$16.35	$12.08	$13.19

Total Return	17.10	%(B)	14.00%	(21.12%)	35.55%	(6.05%)	10.38%	16.68	%(B)	13.84%	(22.29%)	38.56%	(6.32%)	7.67%

Net Assets, End of Period (thousands)	$5,861,757		$5,118,467	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$31,087,252		$27,369,353	$26,208,206	$34,629,583	$24,965,561	$30,559,427
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.17%	0.19%	0.22%	0.23%	0.23	%(C)	0.23%	0.24%	0.25%	0.30%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.17%	0.17%	0.19%	0.23%	0.24%	0.23	%(C)	0.23%	0.24%	0.25%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.94	%(C)	3.12%	3.17%	2.65%	2.31%	3.22%	2.95	%(C)	3.21%	3.27%	2.56%	2.24%	3.21%
Portfolio Turnover Rate	5	%(B)	8%	9%	14%	19%	7%	6	%(B)	9%	11%	8%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.62		$12.52	$15.52	$10.50	$11.07	$10.73	$16.90		$15.93	$23.29	$16.84	$18.21	$18.46

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.24	0.23	0.22	0.15	0.18	0.24		0.52	0.54	0.41	0.33	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	2.13		0.02	(2.68)	4.97	(0.55)	0.27	2.52		1.19	(6.44)	6.42	(0.93)	0.58

Total from Investment Operations	2.13		0.26	(2.45)	5.19	(0.40)	0.45	2.76		1.71	(5.90)	6.83	(0.60)	1.01

Less Distributions:
Net Investment Income	(0.26)		(0.16)	(0.25)	(0.17)	(0.17)	(0.11)	(0.24)		(0.53)	(0.67)	(0.38)	(0.37)	(0.44)
Net Realized Gains	—		—	(0.30)	—	—	—	—		(0.21)	(0.79)	—	(0.40)	(0.82)

Total Distributions	(0.26)		(0.16)	(0.55)	(0.17)	(0.17)	(0.11)	(0.24)		(0.74)	(1.46)	(0.38)	(0.77)	(1.26)

Net Asset Value, End of Period	$14.49		$12.62	$12.52	$15.52	$10.50	$11.07	$19.42		$16.90	$15.93	$23.29	$16.84	$18.21

Total Return	17.88	%(B)	2.05%	(16.32%)	49.81%	(3.75%)	4.29%	16.37	%(B)	10.58%	(26.55%)	40.83%	(3.64%)	6.44%

Net Assets, End of Period (thousands)	$89,899		$73,599	$82,920	$99,631	$43,568	$41,286	$11,781,610		$10,045,487	$9,320,095	$13,465,853	$10,148,132	$12,750,110
Ratio of Expenses to Average Net Assets *	0.42	%(C)	0.42%	0.44%	0.47%	0.47%	0.49%	0.39	%(C)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.65	%(C)	0.64%	0.66%	0.71%	0.85%	0.93%	0.39	%(C)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.81%	1.66%	1.49%	1.50%	1.69%	2.51	%(C)	2.89%	2.79%	1.90%	1.96%	2.44%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22	%(C)	0.22%	0.22%	0.24%	0.27%	0.27%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.96		$18.69	$25.80	$23.39	$24.89	$25.70	$15.90		$17.39	$26.94	$20.13	$21.11	$20.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.49	0.48	0.44	0.40	0.45	0.24		0.73	0.84	0.75	0.75	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	2.11		2.87	(6.33)	2.51	(0.91)	0.37	1.96		(0.46)	(7.40)	6.74	(0.77)	0.19

Total from Investment Operations	2.38		3.36	(5.85)	2.95	(0.51)	0.82	2.20		0.27	(6.56)	7.49	(0.02)	0.96

Less Distributions:
Net Investment Income	(1.03)		(0.26)	(0.53)	(0.54)	(0.61)	(0.28)	(0.82)		(0.75)	(1.07)	(0.68)	(0.96)	(0.68)
Net Realized Gains	(0.39)		(0.83)	(0.73)	—	(0.38)	(1.35)	—		(1.01)	(1.92)	—	—	—

Total Distributions	(1.42)		(1.09)	(1.26)	(0.54)	(0.99)	(1.63)	(0.82)		(1.76)	(2.99)	(0.68)	(0.96)	(0.68)

Net Asset Value, End of Period	$21.92		$20.96	$18.69	$25.80	$23.39	$24.89	$17.28		$15.90	$17.39	$26.94	$20.13	$21.11

Total Return	11.52	%(B)	18.33%	(23.79%)	12.66%	(2.32%)	4.01%	14.06	%(B)	0.37%	(26.90%)	37.81%	(0.23%)	4.81%

Net Assets, End of Period (thousands)	$215,270		$248,620	$267,551	$379,837	$466,696	$640,068	$145,025		$163,212	$230,202	$381,490	$378,682	$340,649
Ratio of Expenses to Average Net Assets (D)	0.40	%(C)	0.40%	0.42%	0.47%	0.54%	0.55%	0.41	%(C)	0.40%	0.42%	0.48%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.50	%(C)	0.50%	0.52%	0.57%	0.64%	0.65%	0.51	%(C)	0.50%	0.52%	0.58%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.51	%(C)	2.33%	2.24%	1.69%	1.74%	1.91%	2.77	%(C)	4.08%	3.95%	3.01%	3.92%	3.65%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.17		$19.89	$31.72	$21.35	$27.85	$26.95	$25.68		$23.75	$35.27	$23.82	$24.84	$24.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.82	0.94	0.58	0.43	0.76	0.32		0.81	0.76	0.57	0.40	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	4.29		0.96	(11.25)	10.31	(4.00)	1.68	4.36		1.96	(10.80)	11.45	(1.04)	1.23

Total from Investment Operations	4.65		1.78	(10.31)	10.89	(3.57)	2.44	4.68		2.77	(10.04)	12.02	(0.64)	1.78

Less Distributions:
Net Investment Income	(0.50)		(0.50)	(0.97)	(0.52)	(0.68)	(0.47)	(0.17)		(0.84)	(0.80)	(0.57)	(0.38)	(0.51)
Net Realized Gains	—		—	(0.55)	—	(2.25)	(1.07)	—		—	(0.68)	—	—	(0.80)

Total Distributions	(0.50)		(0.50)	(1.52)	(0.52)	(2.93)	(1.54)	(0.17)		(0.84)	(1.48)	(0.57)	(0.38)	(1.31)

Net Asset Value, End of Period	$25.32		$21.17	$19.89	$31.72	$21.35	$27.85	$30.19		$25.68	$23.75	$35.27	$23.82	$24.84

Total Return	22.13	%(B)	8.78%	(33.62%)	51.31%	(15.27%)	10.14%	18.26	%(B)	11.43%	(29.26%)	50.70%	(2.63%)	7.94%

Net Assets, End of Period (thousands)	$20,498		$18,698	$18,398	$44,133	$16,867	$26,540	$766,815		$657,020	$616,323	$867,759	$537,744	$657,105
Ratio of Expenses to Average Net Assets (D)	0.51	%(C)	0.51%	0.56%	0.59%	0.59%	0.59%	0.39	%(C)	0.39%	0.42%	0.47%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.61	%(C)	0.61%	0.66%	0.74%	0.86%	0.82%	0.49	%(C)	0.49%	0.52%	0.57%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.01	%(C)	3.50%	3.62%	1.88%	1.89%	2.92%	2.19	%(C)	2.88%	2.61%	1.76%	1.68%	2.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio								DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$3.26		$3.38	$5.04	$3.77	$5.61		$4.85	$8.76		$9.86		$13.29		$9.57		$12.71		$10.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.16	0.15	0.16	0.15		0.20	0.27		0.21		0.49		0.16		0.68		0.34	**
Net Gains (Losses) on Securities (Realized and Unrealized)	0.34		(0.28)	(1.44)	1.11	(1.35)		0.83	0.72		(0.76)		(3.32)		3.80		(3.00)		2.16	**

Total from Investment Operations	0.41		(0.12)	(1.29)	1.27	(1.20)		1.03	0.99		(0.55)		(2.83)		3.96		(2.32)		2.50

Less Distributions:
Net Investment Income	(0.19)		—	(0.37)	—	(0.64)		(0.27)	(0.34)		(0.14)		(0.48)		(0.20)		(0.70)		(0.50)
Net Realized Gains	—		—	—	—	—		—	—		(0.41)		(0.12)		(0.04)		(0.12)		(—)
Total Distributions	(0.19)		—	(0.37)	—	(0.64)		(0.27)	(0.34)		(0.55)		(0.60)		(0.24)		(0.82)		(0.50)

Net Asset Value, End of Period	$3.48		$3.26	$3.38 $	5.04	$3.77		$5.61	$9.41		$8.76		$9.86		$13.29		$9.57		$12.71

Total Return	12.51	%(B)	(3.55%)	(27.50%)	33.69%	(23.98%)		22.54%	11.13	%(B)	(6.27%)		(22.34%)		42.08%		(19.28%)		24.55%

Net Assets, End of Period (thousands)	$3,291,758		$3,514,043	$4,452,148	$5,987,464	$4,646,848		$6,297,963	$6,846,887		$6,661,881		$7,871,073		$10,537,586		$7,225,825		$9,269,011
Ratio of Expenses to Average Net Assets*	0.27	%(C)	0.26%	0.27%	0.27%	0.26	%0.27%		0.22	%(C)(E)	0.23	%(E)	0.24	%(E)	0.24	%(E)	0.24	%(E)	0.24	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.27%	0.27%		0.28%	0.29	%(C)(E)	0.31	%(E)	0.33	%(E)	0.34	%(E)	0.34	%(E)	0.35	%(E)
Ratio of Net Investment Income to Average Net Assets	4.19	%(C)	4.30%	3.67%	3.29%	3.61%		4.01%	5.58	%(C)	2.12%		4.14%		1.33%		6.44%		2.95	%**
Portfolio Turnover Rate	3	%(B)	6%	6%	8%	12%		8%	2	%(B)	0%		1%		1%		0%		0%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A		N/A	0.07	%(C)	0.09%		0.10%		0.11%		0.12%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.20		$16.81	$22.14	$15.65	$18.58	$19.24	$11.87		$10.67	$14.51	$10.42	$11.62	$11.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33		0.66	0.61	0.44	0.33	0.45	0.19		0.40	0.40	0.32	0.23	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.97		2.33	(5.05)	6.48	(2.65)	(0.01)	1.77		1.14	(3.52)	4.06	(1.20)	0.24

Total from Investment Operations	3.30		2.99	(4.44)	6.92	(2.32)	0.44	1.96		1.54	(3.12)	4.38	(0.97)	0.57

Less Distributions:
Net Investment Income	(0.39)		(0.60)	(0.73)	(0.43)	(0.32)	(0.48)	(0.21)		(0.34)	(0.45)	(0.29)	(0.23)	(0.34)
Net Realized Gains	(0.03)		—	(0.16)	—	(0.29)	(0.62)	—		—	(0.27)	—	—	(0.35)

Total Distributions	(0.42)		(0.60)	(0.89)	(0.43)	(0.61)	(1.10)	(0.21)		(0.34)	(0.72)	(0.29)	(0.23)	(0.69)

Net Asset Value, End of Period	$22.08		$19.20	$16.81	$22.14	$15.65	$18.58	$13.62		$11.87	$10.67	$14.51	$10.42	$11.62

Total Return	17.37	%(B)	17.80%	(20.53%)	44.61%	(13.03%)	2.94%	16.64	%(B)	14.34%	(22.16%)	42.24%	(8.41%)	5.49%

Net Assets, End of Period (thousands)	$11,209,395		$10,041,697	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$3,428,805		$3,032,135	$2,882,931	$3,716,790	$2,722,859	$2,578,134
Ratio of Expenses to Average Net Assets	0.42	%(C)	0.43%	0.46%	0.53%	0.65%	0.68%	0.34	%(C)	0.34%	0.36%	0.42%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding
Fees Paid Indirectly)	0.42	%(C)	0.43%	0.46%	0.53%	0.66%	0.69%	0.34	%(C)	0.34%	0.36%	0.42%	0.48%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.12	%(C)	3.35%	3.13%	2.13%	2.02%	2.48%	2.89	%(C)	3.20%	3.16%	2.35%	2.20%	2.94%
Portfolio Turnover Rate	7	%(B)	13%	24%	15%	14%	18%	6	%(B)	13%	17%	15%	18%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023		2022		2021		2020		2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.20		$10.12	$13.73	$10.64	$10.74	$9.71	$11.34		$10.14		$12.67		$8.99		$10.97		$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.32	0.38	0.30	0.21	0.27	0.19		0.48		0.47		0.38		0.25		0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.69		1.07	(3.51)	3.08	(0.13)	1.00	1.76		1.20		(2.49)		3.66		(1.96)		0.04

Total from Investment Operations	1.69		1.39	(3.13)	3.38	0.08	1.27	1.95		1.68		(2.02)		4.04		(1.71)		0.39

Less Distributions:
Net Investment Income	(0.11)		(0.31)	(0.37)	(0.29)	(0.18)	(0.24)	(0.21)		(0.48)		(0.51)		(0.36)		(0.27)		(0.35)
Net Realized Gains	—		—	(0.11)	—	—	—	—		—		—		—		—		(0.23)

Total Distributions	(0.11)		(0.31)	(0.48)	(0.29)	(0.18)	(0.24)	(0.21)		(0.48)		(0.51)		(0.36)		(0.27)		(0.58)

Net Asset Value, End of Period	$12.78		$11.20	$10.12	$13.73	$10.64	$10.74	$13.08		$11.34		$10.14		$12.67		$8.99		$10.97

Total Return	15.11	%(B)	13.58%	(23.22%)	31.85%	0.80%	13.19%	17.32	%(B)	16.53%		(16.23%)		45.23%		(15.76%)		3.75%

Net Assets, End of Period (thousands)	$1,587,437		$1,473,478	$1,606,634	$2,183,724	$1,475,345	$658,448	$271,146		$241,685		$194,259		$308,666		$206,915		$302,369
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.30%	0.30%	0.30%	0.33%	0.37	%(C)(E)	0.36	%(E)	0.40	%(E)	0.44	%(E)	0.50	%(E)	0.54	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.30%	0.30%	0.30%	0.31%	0.34%	0.56	%(C)(E)	0.55	%(E)	0.59	%(E)	0.64	%(E)	0.71	%(E)	0.76	%(E)
Ratio of Net Investment Income to Average Net Assets	2.57	%(C)	2.71%	3.15%	2.30%	1.97%	2.69%	3.11	%(C)	4.08%		4.02%		3.14%		2.56%		3.25%
Portfolio Turnover Rate	6	%(B)	11%	22%	15%	15%	9%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.19	%(C)	0.19%		0.19%		0.20%		0.23%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.44		$10.35	$13.84	$10.44	$11.17	$10.65	$12.39		$11.02	$15.29	$10.91	$12.45	$12.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.38	0.40	0.33	0.24	0.33	0.17		0.40	0.39	0.32	0.23	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	1.69		1.08	(3.48)	3.40	(0.74)	0.56	1.89		1.35	(3.55)	4.34	(1.45)	0.26

Total from Investment Operations	1.85		1.46	(3.08)	3.73	(0.50)	0.89	2.06		1.75	(3.16)	4.66	(1.22)	0.58

Less Distributions:
Net Investment Income	(0.16)		(0.37)	(0.41)	(0.33)	(0.23)	(0.32)	(0.11)		(0.38)	(0.39)	(0.28)	(0.21)	(0.29)
Net Realized Gains	—		—	—	—	—	(0.05)	—		—	(0.72)	—	(0.11)	(0.36)

Total Distributions	(0.16)		(0.37)	(0.41)	(0.33)	(0.23)	(0.37)	(0.11)		(0.38)	(1.11)	(0.28)	(0.32)	(0.65)

Net Asset Value, End of Period	$13.13		$11.44	$10.35	$13.84	$10.44	$11.17	$14.34		$12.39	$11.02	$15.29	$10.91	$12.45

Total Return	16.23	%(B)	14.01%	(22.55%)	35.87%	(4.42%)	8.64%	16.65	%(B)	15.76%	(21.77%)	42.81%	(9.96%)	4.99%

Net Assets, End of Period (thousands)	$3,973,048		$3,343,709	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$712,796		$637,254	$567,557	$774,324	$508,058	$533,046
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30%	0.30%	0.32%	0.35%	0.37%	0.48	%(C)	0.48%	0.52%	0.55%	0.64%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.30%	0.32%	0.36%	0.38%	0.48	%(C)	0.48%	0.52%	0.55%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	2.56	%(C)	3.12%	3.25%	2.49%	2.26%	3.02%	2.55	%(C)	3.08%	2.98%	2.20%	2.02%	2.58%
Portfolio Turnover Rate	6	%(B)	10%	12%	6%	13%	8%	8	%(B)	24%	35%	28%	22%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.35		$18.24	$22.56	$16.29	$16.42	$15.40	$18.10		$18.09	$22.35	$16.21	$16.54	$15.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.39	0.45	0.34	0.29	0.35	0.19		0.37	0.44	0.33	0.28	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	3.49		1.38	(4.15)	6.27	(0.10)	1.13	3.21		1.28	(3.29)	6.21	(0.18)	1.12

Total from Investment Operations	3.70		1.77	(3.70)	6.61	0.19	1.48	3.40		1.65	(2.85)	6.54	0.10	1.47

Less Distributions:
Net Investment Income	(0.21)		(0.39)	(0.45)	(0.34)	(0.29)	(0.35)	(0.47)		(1.03)	(0.44)	(0.20)	(0.43)	(0.44)
Net Realized Gains	(0.23)		(0.27)	(0.17)	—	(0.03)	(0.11)	(0.72)		(0.61)	(0.97)	(0.20)	—	(0.20)

Total Distributions	(0.44)		(0.66)	(0.62)	(0.34)	(0.32)	(0.46)	(1.19)		(1.64)	(1.41)	(0.40)	(0.43)	(0.64)

Net Asset Value, End of Period	$22.61		$19.35	$18.24	$22.56	$16.29	$16.42	$20.31		$18.10	$18.09	$22.35	$16.21	$16.54

Total Return	19.27	%(B)	9.65%	(16.62%)	40.75%	1.25%	9.94%	19.31	%(B)	9.43%	(13.65%)	40.81%	0.47%	10.10%

Net Assets, End of Period (thousands)	$1,068,346		$957,732	$949,017	$1,088,714	$769,602	$879,553	$285,315		$255,330	$270,708	$348,707	$288,509	$375,832
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.27%	0.28%	0.32%	0.33%	0.32	%(C)	0.32%	0.31%	0.32%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.44	%(C)	0.44%	0.45%	0.46%	0.56%	0.60%	0.51	%(C)	0.52%	0.51%	0.53%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.92	%(C)	1.94%	2.22%	1.64%	1.81%	2.23%	1.94	%(C)	2.02%	2.25%	1.60%	1.78%	2.25%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.20%	0.22%	0.25%	0.27%	0.23	%(C)	0.23%	0.24%	0.25%	0.28%	0.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.94		$22.78	$33.05	$27.64	$27.56	$25.46	$20.69		$18.76	$26.03	$19.67	$20.07	$18.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.82	0.88	0.74	0.55	0.73	0.15		0.55	0.59	0.52	0.41	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	3.47		2.17	(9.07)	5.32	0.07	2.05	2.87		2.28	(6.16)	6.41	(0.24)	1.87

Total from Investment Operations	3.73		2.99	(8.19)	6.06	0.62	2.78	3.02		2.83	(5.57)	6.93	0.17	2.35

Less Distributions:
Net Investment Income	(0.41)		(0.77)	(0.91)	(0.65)	(0.54)	(0.68)	(0.33)		(0.49)	(1.00)	(0.57)	(0.44)	(0.46)
Net Realized Gains	—		(0.06)	(1.17)	—	—	—	—		(0.41)	(0.70)	—	(0.13)	(0.54)

Total Distributions	(0.41)		(0.83)	(2.08)	(0.65)	(0.54)	(0.68)	(0.33)		(0.90)	(1.70)	(0.57)	(0.57)	(1.00)

Net Asset Value, End of Period	$28.26		$24.94	$22.78	$33.05	$27.64	$27.56	$23.38		$20.69	$18.76	$26.03	$19.67	$20.07

Total Return	15.07	%(B)	13.02%	(25.94%)	21.91%	2.36%	11.06%	14.67	%(B)	15.09%	(22.57%)	35.51%	0.81%	12.96%

Net Assets, End of Period (thousands)	$4,967,771		$4,327,065	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$4,044,936		$3,804,119	$3,511,909	$5,115,924	$4,879,733	$6,423,859
Ratio of Expenses to Average Net Assets (D)	0.36	%(C)	0.35%	0.36%	0.39%	0.44%	0.48%	0.61	%(C)	0.59%	0.59%	0.63%	0.69%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.46	%(C)	0.45%	0.46%	0.49%	0.54%	0.58%	0.81	%(C)	0.79%	0.79%	0.83%	0.89%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.89	%(C)	3.11%	3.05%	2.19%	2.07%	2.70%	1.37	%(C)	2.59%	2.57%	2.10%	2.20%	2.44%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio							Emerging Markets Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$26.79		$24.08	$31.48	$23.93	$27.34	$26.81	$20.32		$18.13	$25.16	$20.34	$20.59	$18.95

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		1.12	1.32	0.90	0.71	0.70	0.20		0.67	0.75	0.57	0.43	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	4.20		2.68	(7.34)	7.50	(3.35)	0.57	2.99		2.15	(6.97)	4.76	(0.22)	1.64

Total from Investment Operations	4.47		3.80	(6.02)	8.40	(2.64)	1.27	3.19		2.82	(6.22)	5.33	0.21	2.17

Less Distributions:
Net Investment Income	(0.60)		(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.36)		(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Total Distributions	(0.60)		(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.36)		(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Net Asset Value, End of Period	$30.66		$26.79	$24.08	$31.48	$23.93	$27.34	$23.15		$20.32	$18.13	$25.16	$20.34	$20.59

Total Return	16.87	%(B)	15.71%	(19.51%)	35.24%	(9.75%)	4.83%	15.82	%(B)	15.49%	(25.06%)	26.19%	1.13%	11.61%

Net Assets, End of Period (thousands)	$10,752,148		$9,936,834	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$26,944,350		$22,994,927	$20,968,575	$29,155,369	$24,780,700	$28,622,610
Ratio of Expenses to Average Net Assets (D)	0.44	%(C)	0.44%	0.45%	0.49%	0.52%	0.56%	0.39	%(C)	0.39%	0.40%	0.42%	0.49%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) (D)	0.54	%(C)	0.54%	0.55%	0.59%	0.62%	0.66%	0.39	%(C)	0.39%	0.40%	0.42%	0.50%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.87	%(C)	4.03%	4.49%	2.92%	2.87%	2.54%	1.81	%(C)	3.18%	3.33%	2.26%	2.19%	2.62%
Portfolio Turnover Rate	N/A	(B)	N/A	N/A	N/A	N/A	N/A	5	%(B)	11%	14%	10%	15%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio								Emerging Markets Ex China Core Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019		Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Period Nov 15, 2021 to Oct 31, 2022
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$10.27		$9.29	$13.13	$9.71	$10.43	$10.00		$8.62		$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.27	0.30	0.28	0.21	0.24		0.10		0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.55		1.13	(2.85)	3.39	(0.59)	0.20		1.53		0.83	(2.28)

Total from Investment Operations	1.63		1.40	(2.55)	3.67	(0.38)	0.44		1.63		1.09	(2.00)

Less Distributions:
Net Investment Income	(0.39)		(0.24)	(0.42)	(0.23)	(0.23)	(0.01)		(0.10)		(0.23)	(0.24)
Net Realized Gains	(0.18)		(0.18)	(0.87)	(0.02)	(0.11)	—		—		—	—

Total Distributions	(0.57)		(0.42)	(1.29)	(0.25)	(0.34)	(0.01)		(0.10)		(0.23)	(0.24)

Net Asset Value, End of Period	$11.33		$10.27	$9.29	$13.13	$9.71	$10.43		$10.15		$8.62	$7.76

Total Return	16.28	%(B)	15.20%	(21.40%)	38.29%	(3.89%)	4.38	%(B)	19.01	%(B)	14.04%	(20.16	%)(B)

Net Assets, End of Period (thousands)	$244,758		$219,178	$189,926	$234,921	$170,163	$114,360		$833,640		$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.63	%(C)	0.66%	0.66%	0.72%	0.84%	0.85	%(C)(F)	0.43	%(C)	0.42%	0.43	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.67	%(C)	0.67%	0.66%	0.72%	0.87%	0.95	%(C)(F)	0.43	%(C)	0.47%	0.54	%(C)
Ratio of Net Investment Income to Average Net Assets	1.46	%(C)	2.55%	2.72%	2.19%	2.26%	2.30	%(C)(F)	2.08	%(C)	2.94%	3.20	%(C)
Portfolio Turnover Rate	12	%(B)	24%	28%	29%	34%	12	%(B)	2	%(B)	16%	41	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2024, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/24
Japanese Small Company Portfolio	The Japanese Small Company Series	13%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	10%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	41%
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	—
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	93%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	89%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	55%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	7%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%
DFA International Small Cap Value Portfolio	0.39%

International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Large Cap International Portfolio (1)	0.24%	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—
Global Small Company Portfolio (2)	0.42%	—	—	$95
International Small Company Portfolio (3)	0.45%	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	109
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	79
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	10

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Continental Small Company Portfolio (4)	0.42%	0.35%	$1	$373
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	2	2,371
International Vector Equity Portfolio (1)	0.60%	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	241
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	7	912
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	268
Emerging Markets Portfolio (11)	0.49%	0.29%	—	2,353
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	4,001
Emerging Markets Value Portfolio (12)	—	0.38%	—	5,314
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.58%	—	—	50
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	26	5

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the Emerging Markets Targeted Value Portfolio was 0.85% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its

Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.
(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024		10/31/2025	10/31/2026		4/30/2027		Total
Global Small Company Portfolio	$128		$205	$194		$95		$622
United Kingdom Small Company Portfolio	—	*	9	—	*	—	*	9
DFA Global Real Estate Securities Portfolio	5,024		8,559	6,580		2,371		22,534
World Core Equity Portfolio	178		126	65		31		400
Emerging Markets Targeted Value Portfolio	—		—	—		50		50
Emerging Markets ex China Core Equity Portfolio	—		304	211		5		520

*	Amount less than $500

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$73
DFA International Real Estate Securities Portfolio	82
DFA Global Real Estate Securities Portfolio	17

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$29
International Core Equity Portfolio	27
Global Small Company Portfolio	—
International Small Company Portfolio	104
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	15
DFA Global Real Estate Securities Portfolio	7

DFA International Small Cap Value Portfolio	$174
International Vector Equity Portfolio	4
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	3
World ex U.S. Targeted Value Portfolio	—
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	54
Emerging Markets Small Cap Portfolio	50
Emerging Markets Value Portfolio	264
Emerging Markets Core Equity Portfolio	87
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$274,105	$296,909
International Core Equity Portfolio	1,890,990	2,327,449
DFA International Real Estate Securities Portfolio	86,150	669,212
DFA Global Real Estate Securities Portfolio	115,665	149,458
DFA International Small Cap Value Portfolio	791,703	1,132,647
International Vector Equity Portfolio	198,659	233,783
International High Relative Profitability Portfolio	98,059	162,268
World ex U.S. Core Equity Portfolio	349,737	220,404
World ex U.S. Targeted Value Portfolio	53,349	73,553
Emerging Markets Core Equity Portfolio	1,701,855	1,194,012
Emerging Markets Targeted Value Portfolio	28,204	36,766
Emerging Markets ex China Core Equity Portfolio	171,855	15,159

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$217,964	$709,932	$678,476	$8	$2	$249,430	21,562	$5,131	—

Total	$217,964	$709,932	$678,476	$8	$2	$249,430	21,562	$5,131	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,012,941	$2,845,654	$2,565,330	$59	$(13)	$1,293,311	111,801	$27,577	—

Total	$1,012,941	$2,845,654	$2,565,330	$59	$(13)	$1,293,311	111,801	$27,577	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$44,651	$6,276	$3,264	$34	$7,558	$55,255	1,262	$310	$688

Total	$44,651	$6,276	$3,264	$34	$7,558	$55,255	1,262	$310	$688

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$93,949	$340,635	$380,463	$7	—	$54,128	4,679	$1,854	—

Total	$93,949	$340,635	$380,463	$7	—	$54,128	4,679	$1,854	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,059,809	$58,587	$449,997	$(106,864)	$254,050	$1,815,585	521,720	$104,602	—
The DFA Short Term Investment Fund	339,950	646,405	846,459	—	3	139,899	12,094	4,444	—

Total	$2,399,759	$704,992	$1,296,456	$(106,864)	$254,053	$1,955,484	533,814	$109,046	—

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$166,249	$711,034	$565,976	$19	$(2)	$311,324	26,913	$5,698	—

Total	$166,249	$711,034	$565,976	$19	$(2)	$311,324	26,913	$5,698	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,579	$349,500	$301,014	$6	—	$172,071	14,875	$3,242	—

Total	$123,579	$349,500	$301,014	$6	—	$172,071	14,875	$3,242	—

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$74,949	$322,131	$309,197	$7	$1	$87,891	7,598	—	—

Total	$74,949	$322,131	$309,197	$7	$1	$87,891	7,598	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$21,069	$890	$2,524	$253	$2,823	$22,511	1,020	$407	$27

Total	$21,069	$890	$2,524	$253	$2,823	$22,511	1,020	$407	$27

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$97,753	$316,808	$270,391	$10	—	$144,180	12,464	$2,635	—

Total	$97,753	$316,808	$270,391	$10	—	$144,180	12,464	$2,635	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$9,526	$38,757	$32,274	$1	—	$16,010	1,384	$285	—

Total	$9,526	$38,757	$32,274	$1	—	$16,010	1,384	$285	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$582,234	$8,543	$51,582	$9,404	$109,833	$658,432	17,368	$4,910	—
International Core Equity Portfolio	265,142	7,022	24,646	2,851	37,793	288,162	18,496	3,820	—
Emerging Markets Core Equity Portfolio	110,391	5,129	9,390	365	15,008	121,503	5,249	1,949	—

Total	$957,767	$20,694	$85,618	$12,620	$162,634	$1,068,097	41,113	$10,679	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$141,618	$7,466	$15,056	$4,973	$22,369	$161,370	4,753	$1,017	$643
International Core Equity Portfolio	66,213	3,649	7,967	1,060	8,809	71,764	4,606	930	—
Emerging Markets Core Equity Portfolio	44,230	4,360	5,905	289	5,728	48,702	2,104	759	—

Total	$252,061	$15,475	$28,928	$6,322	$36,906	$281,836	11,463	$2,706	$643

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$246,185	$763,754	$729,927	$14	$4	$280,030	24,207	$7,134	—

Total	$246,185	$763,754	$729,927	$14	$4	$280,030	24,207	$7,134	—

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,726	$5,751	$6,272	—	—	$1,205	104	—	—

Total	$1,726	$5,751	$6,272	—	—	$1,205	104	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$8,001	$37,058	$37,388	—	—	$7,671	663	$148	—

Total	$8,001	$37,058	$37,388	—	—	$7,671	663	$148	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2022	$180,306	—	—	$180,306
2023	153,335	—	—	153,335
International Core Equity Portfolio
2022	1,137,901	—	—	1,137,901
2023	813,378	—	—	813,378
Global Small Company Portfolio
2022	1,603	$1,952	—	3,555
2023	1,067	—	—	1,067

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2022	$483,283	$367,884	—	$851,167
2023	310,109	121,655	—	431,764
Japanese Small Company Portfolio
2022	9,064	9,423	—	18,487
2023	3,684	12,000	—	15,684
Asia Pacific Small Company Portfolio
2022	15,273	26,996	—	42,269
2023	9,900	13,433	—	23,333
United Kingdom Small Company Portfolio
2022	1,165	742	—	1,907
2023	438	—	—	438
Continental Small Company Portfolio
2022	24,283	13,197	—	37,480
2023	21,516	—	—	21,516
DFA International Real Estate Securities Portfolio
2022	447,007	—	—	447,007
2023	—	—	—	—
DFA Global Real Estate Securities Portfolio
2022	384,272	96,161	—	480,433
2023	111,720	315,311	—	427,031
DFA International Small Cap Value Portfolio
2022	477,746	38,826	—	516,572
2023	325,253	—	—	325,253
International Vector Equity Portfolio
2022	118,326	68,984	—	187,310
2023	87,142	—	—	87,142
International High Relative Profitability Portfolio
2022	68,053	10,953	—	79,006
2023	42,438	—	—	42,438
World ex U.S. Value Portfolio
2022	10,666	—	—	10,666
2023	9,912	—	—	9,912
World ex U.S. Core Equity Portfolio
2022	119,143	—	—	119,143
2023	109,998	—	—	109,998
World ex U.S. Targeted Value Portfolio
2022	20,430	36,246	—	56,676
2023	19,463	—	—	19,463
World Core Equity Portfolio
2022	22,839	8,329	—	31,168
2023	19,655	13,609	—	33,264
Selectively Hedged Global Equity Portfolio
2022	7,741	13,787	—	21,528
2023	15,289	8,996	—	24,285

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Emerging Markets Portfolio
2022	$157,133	$215,646	—	$372,779
2023	130,795	10,990	—	141,785
Emerging Markets Small Cap Portfolio
2022	235,523	93,647	—	329,170
2023	90,978	75,855	—	166,833
Emerging Markets Value Portfolio
2022	558,916	—	—	558,916
2023	411,459	—	—	411,459
Emerging Markets Core Equity Portfolio
2022	942,726	—	—	942,726
2023	718,790	—	—	718,790
Emerging Markets Targeted Value Portfolio
2022	11,192	10,941	—	22,133
2023	4,927	3,666	—	8,593
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
2023	14,175	—	—	14,175

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(7,959)	—	$(7,959)
International Core Equity Portfolio	(41,303)	—	(41,303)
Global Small Company Portfolio	(176)	$(105)	(281)
International Small Company Portfolio	(14,553)	—	(14,553)
Japanese Small Company Portfolio	(1,146)	(47)	(1,193)
Asia Pacific Small Company Portfolio	(981)	—	(981)
Continental Small Company Portfolio	(269)	—	(269)
DFA Global Real Estate Securities Portfolio	(3,291)	(6,592)	(9,883)
DFA International Small Cap Value Portfolio	(22,333)	—	(22,333)
International Vector Equity Portfolio	(4,070)	—	(4,070)
International High Relative Profitability Portfolio	(1,875)	—	(1,875)
World ex U.S. Value Portfolio	(516)	—	(516)
World ex U.S. Core Equity Portfolio	(4,530)	—	(4,530)
World ex U.S. Targeted Value Portfolio	(485)	—	(485)
World Core Equity Portfolio	(143)	(1,073)	(1,216)
Selectively Hedged Global Equity Portfolio	(623)	(801)	(1,424)
Emerging Markets Portfolio	(6,739)	—	(6,739)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Small Cap Portfolio	$(5,646)	—	$(5,646)
Emerging Markets Value Portfolio	(30,475)	—	(30,475)
Emerging Markets Core Equity Portfolio	(45,692)	—	(45,692)
Emerging Markets Targeted Value Portfolio	(890)	—	(890)
Emerging Markets ex China Core Equity Portfolio	(925)	—	(925)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$42,109	—	$(540,587)	$1,208,895	$710,417
International Core Equity Portfolio	234,460	—	(1,084,106)	2,863,285	2,013,639
Global Small Company Portfolio	1,321	$645	—	1,908	3,874
International Small Company Portfolio	96,949	—	(139,844)	(135,810)	(178,705)
Japanese Small Company Portfolio	9,815	2,791	—	(1,877)	10,729
Asia Pacific Small Company Portfolio	7,520	—	(14,737)	(64,352)	(71,569)
United Kingdom Small Company Portfolio	340	—	(3,826)	(2,125)	(5,611)
Continental Small Company Portfolio	3,114	—	(32,327)	29,640	427
DFA International Real Estate Securities Portfolio	149,439	—	(1,065,065)	(1,164,461)	(2,080,087)
DFA Global Real Estate Securities Portfolio	91,948	121	—	(1,205,501)	(1,113,432)
DFA International Small Cap Value Portfolio	154,700	13,281	—	552,541	720,522
International Vector Equity Portfolio	37,675	—	(53,879)	370,630	354,426
International High Relative Profitability Portfolio	2,900	—	(77,106)	156,700	82,494
World ex U.S. Value Portfolio	2,800	—	(11,823)	22,126	13,103
World ex U.S. Core Equity Portfolio	27,153	—	(86,490)	261,155	201,818
World ex U.S. Targeted Value Portfolio	2,262	—	(25,411)	(5,090)	(28,239)
World Core Equity Portfolio	—	11,417	—	225,178	236,595
Selectively Hedged Global Equity Portfolio	4,411	9,926	—	86,208	100,545
Emerging Markets Portfolio	51,190	—	(76,641)	1,220,797	1,195,346
Emerging Markets Small Cap Portfolio	46,116	—	(60,028)	201,098	187,186
Emerging Markets Value Portfolio	171,121	—	(1,349,492)	392,080	(786,291)
Emerging Markets Core Equity Portfolio	280,994	—	(2,449,745)	3,306,794	1,138,043
Emerging Markets Targeted Value Portfolio	8,154	3,295	—	(854)	10,595
Emerging Markets ex China Core Equity Portfolio	3,975	—	(22,892)	(34,123)	(53,040)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$540,587	$540,587
International Core Equity Portfolio	1,084,106	1,084,106
International Small Company Portfolio	139,844	139,844
Asia Pacific Small Company Portfolio	14,737	14,737
United Kingdom Small Company Portfolio	3,826	3,826
Continental Small Company Portfolio	32,327	32,327
DFA International Real Estate Securities Portfolio	1,065,065	1,065,065
International Vector Equity Portfolio	53,879	53,879
International High Relative Profitability Portfolio	77,106	77,106
World ex U.S. Value Portfolio	11,823	11,823
World ex U.S. Core Equity Portfolio	86,490	86,490
World ex U.S. Targeted Value Portfolio	25,411	25,411
Emerging Markets Portfolio	76,641	76,641
Emerging Markets Small Cap Portfolio	60,028	60,028
Emerging Markets Value Portfolio	1,349,492	1,349,492
Emerging Markets Core Equity Portfolio	2,449,745	2,449,745
Emerging Markets ex China Core Equity Portfolio	22,892	22,892

During the year ended October 31, 2023, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Small Cap Value Portfolio	$57,347
Emerging Markets Value Portfolio	10,859

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,037,846	$2,172,160	$(161,583)	$2,010,577
International Core Equity Portfolio	25,047,113	9,431,608	(2,371,003)	7,060,605
Global Small Company Portfolio	76,234	15,672	(172)	15,500
International Small Company Portfolio	10,503,827	1,543,710	(91,969)	1,451,741
Japanese Small Company Portfolio	201,173	28,556	—	28,556
Asia Pacific Small Company Portfolio	178,489	—	(24,808)	(24,808)
United Kingdom Small Company Portfolio	18,661	3,130	—	3,130
Continental Small Company Portfolio	636,585	134,528	—	134,528
DFA International Real Estate Securities Portfolio	3,898,228	488,578	(770,244)	(281,666)
DFA Global Real Estate Securities Portfolio	7,390,107	793,241	(1,073,823)	(280,582)
DFA International Small Cap Value Portfolio	9,397,153	2,929,961	(854,010)	2,075,951
International Vector Equity Portfolio	2,716,329	1,041,052	(191,261)	849,791

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International High Relative Profitability Portfolio	$1,335,799	$399,025	$(68,631)	$330,394
World ex U.S. Value Portfolio	213,979	59,559	—	59,559
World ex U.S. Core Equity Portfolio	3,308,095	1,174,913	(373,204)	801,709
World ex U.S. Targeted Value Portfolio	648,204	142,713	(65,339)	77,374
World Core Equity Portfolio	681,915	417,338	—	417,338
Selectively Hedged Global Equity Portfolio	158,946	127,788	(56)	127,732
Emerging Markets Portfolio	3,101,710	1,943,744	—	1,943,744
Emerging Markets Small Cap Portfolio	3,305,330	863,570	—	863,570
Emerging Markets Value Portfolio	8,899,093	2,096,033	—	2,096,033
Emerging Markets Core Equity Portfolio	20,216,757	10,542,274	(3,126,593)	7,415,681
Emerging Markets Targeted Value Portfolio	219,705	62,387	(30,718)	31,669
Emerging Markets ex China Core Equity Portfolio	759,877	153,685	(58,959)	94,726

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$50,915
International Core Equity Portfolio	—	263,041
International Small Company Portfolio	—	96,603
DFA International Real Estate Securities Portfolio	—	27,806
DFA Global Real Estate Securities Portfolio	—	31,512
DFA International Small Cap Value Portfolio	—	107,073
International Vector Equity Portfolio	—	26,414
International High Relative Profitability Portfolio	—	2,898
World ex U.S. Core Equity Portfolio	—	30,755
World ex U.S. Targeted Value Portfolio	—	1,021
Selectively Hedged Global Equity Portfolio	72,723	3,326

	Forward Currency Contracts*	Futures**
Emerging Markets Core Equity Portfolio	$—	$223,684
Emerging Markets Targeted Value Portfolio	—	1,672
Emerging Markets ex China Core Equity Portfolio	—	3,402

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$842	$842

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (2)	Equity Contracts (3)
Large Cap International Portfolio	$(1,746)	—	$(1,746)
International Core Equity Portfolio	(7,578)	—	(7,578)
International Small Company Portfolio	(2,358)	—	(2,358)
DFA International Real Estate Securities Portfolio	(618)	—	(618)
DFA Global Real Estate Securities Portfolio	(862)	—	(862)
DFA International Small Cap Value Portfolio	(2,761)	—	(2,761)
International Vector Equity Portfolio	(875)	—	(875)
World ex U.S. Core Equity Portfolio	(1,008)	—	(1,008)
Selectively Hedged Global Equity Portfolio	(151)	$(56)	(95)
Emerging Markets Core Equity Portfolio	(4,961)	—	(4,961)
Emerging Markets Targeted Value Portfolio	(21)	—	(21)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$7,918	—	$7,918
International Core Equity Portfolio	32,387	—	32,387
International Small Company Portfolio	17,779	—	17,779
DFA International Real Estate Securities Portfolio	4,438	—	4,438
DFA Global Real Estate Securities Portfolio	5,474	—	5,474
DFA International Small Cap Value Portfolio	16,801	—	16,801
International Vector Equity Portfolio	4,842	—	4,842
International High Relative Profitability Portfolio	471	—	471
World ex U.S. Value Portfolio	(19)	—	(19)
World ex U.S. Core Equity Portfolio	4,840	—	4,840
World ex U.S. Targeted Value Portfolio	54	—	54
Selectively Hedged Global Equity Portfolio	1,025	$606	419
Emerging Markets Core Equity Portfolio	29,739	—	29,739
Emerging Markets Targeted Value Portfolio	274	—	274
Emerging Markets ex China Core Equity Portfolio	517	—	517

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$397	—	$397
International Core Equity Portfolio	5,602	—	5,602
International Small Company Portfolio	(690)	—	(690)
DFA International Real Estate Securities Portfolio	379	—	379
DFA Global Real Estate Securities Portfolio	(862)	—	(862)
DFA International Small Cap Value Portfolio	(573)	—	(573)
International Vector Equity Portfolio	(559)	—	(559)
International High Relative Profitability Portfolio	104	—	104
World ex U.S. Core Equity Portfolio	183	—	183
Selectively Hedged Global Equity Portfolio	466	$338	128
Emerging Markets Core Equity Portfolio	4,543	—	4,543
Emerging Markets Targeted Value Portfolio	77	—	77

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a

Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A.	$79	$79	$(5)	—	—	$74	$5	$5	$(5)	—	—	—
Morgan Stanley and Co. International	62	62	—	—	—	62	—	—	—	—	—	—
Bank of New York Mellon	115	115	—	—	—	115	—	—	—	—	—	—
State Street Bank and Trust	101	101	—	—	—	101	—	—	—	—	—	—
Bank of America Corp.	485	485	(51)	—	—	434	51	51	(51)	—	—	—

Total	$842	$842	$(56)	—	—	$786	$56	$56	$(56)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
Large Cap International Portfolio	6.08%	$801	2	—	$1,446	—
International Core Equity Portfolio	6.08%	3,810	5	$3	10,329	—
Global Small Company Portfolio	6.08%	59	36	—	288	—
DFA International Real Estate Securities Portfolio	6.08%	5,116	22	19	12,895	—
DFA Global Real Estate Securities Portfolio	6.08%	2,856	20	10	15,773	—
DFA International Small Cap Value Portfolio	6.08%	3,623	9	6	11,236	—
International High Relative Profitability Portfolio	6.08%	821	43	6	3,894	—
World ex U.S. Value Portfolio	6.08%	155	31	1	844	—
World ex U.S. Targeted Value Portfolio	6.08%	592	46	5	4,650	—
World Core Equity Portfolio	6.08%	789	40	5	10,024	—
Emerging Markets Targeted Value Portfolio	6.08%	4,300	4	3	5,605	—
Emerging Markets ex China Core Equity Portfolio	6.08%	3,943	4	3	4,298	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2024, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2024
DFA International Real Estate Securities Portfolio	Borrower	5.69%	$25,470	2	$8	$25,909	—
DFA Global Real Estate Securities Portfolio	Borrower	5.70%	27,832	3	13	35,287	—
DFA International Small Cap Value Portfolio	Borrower	5.70%	44,767	1	7	44,767	—
International High Relative Profitability Portfolio	Borrower	5.69%	25,404	2	8	25,872	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024 that each Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$63,963	$48,395	$(4,288)
International Core Equity Portfolio	112,148	201,676	(29,390)
DFA Global Real Estate Securities Portfolio	10,698	3,222	(5,172)
DFA International Small Cap Value Portfolio	168,635	163,507	30,856

Portfolio	Purchases	Sales	Realized Gain (Loss)
International Vector Equity Portfolio	$19,089	$32,518	$(6,009)
International High Relative Profitability Portfolio	17,423	16,074	(714)
World ex U.S. Core Equity Portfolio	10,230	28,211	(4,489)
World ex U.S. Targeted Value Portfolio	5,148	11,678	3,556
Emerging Markets Core Equity Portfolio	3,536	2,440	(376)
Emerging Markets Targeted Value Portfolio	129	213	13
Emerging Markets ex China Core Equity Portfolio	742	—	—

J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$45,225
International Core Equity Portfolio	410,217
DFA International Real Estate Securities Portfolio	41,213
DFA International Small Cap Value Portfolio	113,364
International Vector Equity Portfolio	54,008
International High Relative Profitability Portfolio	9,035
World ex U.S. Core Equity Portfolio	72,395
World ex U.S. Targeted Value Portfolio	10,645
Emerging Markets Core Equity Portfolio	1,192,972
Emerging Markets Targeted Value Portfolio	6,208
Emerging Markets ex China Core Equity Portfolio	13,920

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 shares (“Class R shares”) of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:

Large Cap International Portfolio	$27,888
International Vector Equity Portfolio	19,173
International High Relative Profitability Portfolio	10,005

N. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

O. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio	4	77%
International Core Equity Portfolio	3	70%
Global Small Company Portfolio	3	90%
International Small Company Portfolio	3	80%
Japanese Small Company Portfolio	3	82%
Asia Pacific Small Company Portfolio	2	89%
United Kingdom Small Company Portfolio	3	90%
Continental Small Company Portfolio	2	96%
DFA International Real Estate Securities Portfolio	4	94%
DFA Global Real Estate Securities Portfolio	2	65%
DFA International Small Cap Value Portfolio	3	76%
International Vector Equity Portfolio	2	90%
International High Relative Profitability Portfolio	2	85%
World ex U.S. Value Portfolio	5	80%
World ex U.S. Core Equity Portfolio	2	74%
World ex U.S. Targeted Value Portfolio	2	97%
World Core Equity Portfolio	5	88%
Selectively Hedged Global Equity Portfolio	4	92%
Emerging Markets Portfolio	3	69%
Emerging Markets Small Cap Portfolio	2	62%
Emerging Markets Value Portfolio	3	47%
Emerging Markets Core Equity Portfolio	2	61%
Emerging Markets Targeted Value Portfolio	2	92%
Emerging Markets ex China Core Equity Portfolio	3	86%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

For the six months ended April 30, 2024, the Portfolios’ activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
Large Cap International Portfolio	$40,043	1,462,919	$55
International Vector Equity Portfolio	31,278	2,340,754	44
International High Relative Profitability Portfolio	16,319	1,239,923	24

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,175.70	0.28%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company.	$8,972,005,892

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$8,972,005,892

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,972,006
Receivables:
Fund Shares Sold	5,910
Prepaid Expenses and Other Assets	33

Total Assets	8,977,949

LIABILITIES:
Payables:
Fund Shares Redeemed	4,444
Due to Advisor	369
Accrued Expenses and Other Liabilities	251

Total Liabilities	5,064

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,972,885

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,972,885 and shares outstanding of 427,029,989, $0.01 Par Value (1)	$21.01

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,292,926
Total Distributable Earnings (Loss)	1,679,959

NET ASSETS	$8,972,885

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $19,348)	$171,839
Interest	747
Income from Securities Lending, Net	1,520
Expenses Allocated from Affiliated Investment Companies	(9,479)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	164,627

Fund Expenses
Investment Management Fees	11,148
Accounting & Transfer Agent Fees	566
Filing Fees	33
Shareholders’ Reports	182
Directors’/Trustees’ Fees & Expenses	31
Professional Fees	55
Previously Waived Fees Recovered by Advisor (Note C)	14
Other	80

Total Fund Expenses	12,109

Fees Waived, Expenses Reimbursed by Advisor (Note C)	8,938

Net Expenses	3,171

Net Investment Income (Loss)	161,456

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	119,283
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	1,157,805

Net Realized and Unrealized Gain (Loss)	1,277,088

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,438,544

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$161,456	$366,595
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	119,283	(47,315)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	1,157,805	949,714

Net Increase (Decrease) in Net Assets Resulting from Operations	1,438,544	1,268,994

Distributions:
Class R2 Shares	—	43
Institutional Class Shares	(147,626)	(351,486)

Total Distributions	(147,626)	(351,443)

Capital Share Transactions (1):
Shares Issued	729,459	1,196,309
Shares Issued in Lieu of Cash Distributions	144,811	344,995
Shares Redeemed	(1,430,430)	(1,714,650)

Net Increase (Decrease) from Capital Share Transactions	(556,160)	(173,346)

Total Increase (Decrease) in Net Assets	734,758	744,205
Net Assets
Beginning of Period	8,238,127	7,493,922

End of Period	$8,972,885	$8,238,127

(1) Shares Issued and Redeemed:
Shares Issued	36,085	63,752
Shares Issued in Lieu of Cash Distributions	7,367	18,392
Shares Redeemed	(69,793)	(91,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,341)	(9,585)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$18.17		$16.19	$19.80	$13.54	$17.18	$17.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.80	0.79	0.62	0.38	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	2.81		1.96	(3.49)	6.23	(3.58)	(0.11)

Total from Investment Operations	3.17		2.76	(2.70)	6.85	(3.20)	0.52

Less Distributions:
Net Investment Income	(0.33)		(0.78)	(0.87)	(0.59)	(0.44)	(0.56)
Net Realized Gains	—		—	(0.04)	—	—	(0.52)

Total Distributions	(0.33)		(0.78)	(0.91)	(0.59)	(0.44)	(1.08)

Net Asset Value, End of Period	$21.01		$18.17	$16.19	$19.80	$13.54	$17.18

Total Return	17.57	%(B)	16.93%	(13.90%)	50.90%	(18.87%)	3.37%

Net Assets, End of Period (thousands)	$8,972,885		$8,238,127	$7,492,497	$8,312,480	$6,557,488	$9,173,478
Ratio of Expenses to Average Net Assets (D)	0.28	%(C)	0.29%	0.30%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.48	%(C)	0.49%	0.50%	0.56%	0.60%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.62	%(C)	4.27%	4.30%	3.36%	2.57%	3.70%

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2024, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio’s Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024 and waived fees/assumed expenses during the six months ended April 30, 2024, are reflected below (amounts in thousands).

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$14	$8,938

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, effective February 28, 2024, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $11 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$109

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2022	$402,701	—	—	$402,701
2023	351,443	—	—	351,443

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(14,751)	—	$(14,751)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA International Value Portfolio	$87,620	—	$(94,697)	$396,246	$389,169

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$94,697	$94,697

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$7,413,790	$1,601,455	—	$1,601,455

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 (“Class R shares”) shares of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

I. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

During the six months ended April 30, 2024, the DFA International Value Portfolio’s activity in the program was as follows (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
DFA International Value Portfolio	$162,253	7,722,355	$226

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,175.70	0.21%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,116.60	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,142.30	0.12%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,223.70	0.11%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,184.20	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,159.50	0.11%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,151.90	0.15%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,148.50	0.27%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.3%
Consumer Discretionary	13.2%
Consumer Staples	3.7%
Energy	15.4%
Financials	30.2%
Health Care	6.6%
Industrials	10.6%
Information Technology	1.6%
Materials	12.7%
Real Estate	2.0%
Utilities	0.7%

100.0%

The Japanese Small Company Series
Communication Services	2.1%
Consumer Discretionary	15.3%
Consumer Staples	8.0%
Energy	0.8%
Financials	9.3%
Health Care	5.4%
Industrials	29.7%
Information Technology	13.2%
Materials	12.9%
Real Estate	1.6%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	4.3%
Consumer Discretionary	19.5%
Consumer Staples	5.8%
Energy	5.6%
Financials	13.4%
Health Care	5.4%
Industrials	12.5%
Information Technology	8.1%
Materials	18.6%
Real Estate	6.7%
Utilities	0.1%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	4.7%
Consumer Discretionary	19.1%
Consumer Staples	7.7%
Energy	2.9%
Financials	21.7%
Health Care	2.5%
Industrials	24.5%
Information Technology	5.5%
Materials	6.3%
Real Estate	2.7%
Utilities	2.4%

100.0%

The Continental Small Company Series
Communication Services	4.5%
Consumer Discretionary	8.2%
Consumer Staples	4.4%
Energy	3.4%
Financials	16.9%
Health Care	6.2%
Industrials	28.6%
Information Technology	9.5%
Materials	9.0%
Real Estate	5.4%
Utilities	3.9%

100.0%

The Canadian Small Company Series
Communication Services	0.9%
Consumer Discretionary	4.1%
Consumer Staples	4.6%
Energy	24.5%
Financials	7.3%
Health Care	2.5%
Industrials	14.9%
Information Technology	4.6%
Materials	25.5%
Real Estate	3.3%
Utilities	7.8%

100.0%

The Emerging Markets Series
Communication Services	8.2%
Consumer Discretionary	12.0%
Consumer Staples	5.9%
Energy	5.8%
Financials	21.8%
Health Care	3.9%
Industrials	8.7%
Information Technology	20.5%
Materials	8.7%
Real Estate	1.8%
Utilities	2.7%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.3%
Consumer Discretionary	12.5%
Consumer Staples	6.5%
Energy	1.9%
Financials	10.6%
Health Care	8.0%
Industrials	18.4%
Information Technology	14.9%
Materials	14.9%
Real Estate	5.1%
Utilities	3.9%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
ANZ Group Holdings Ltd.	3,720,839	$67,138,539	0.5%
National Australia Bank Ltd.	5,570,044	120,744,740	1.0%
Santos Ltd.	14,074,222	69,067,329	0.6%
Westpac Banking Corp.	5,237,352	86,973,266	0.7%
Woodside Energy Group Ltd.	3,761,716	67,398,682	0.5%
Other Securities		353,258,928	2.8%

TOTAL AUSTRALIA		764,581,484	6.1%

AUSTRIA — (0.1%)
Other Securities		10,364,334	0.1%

BELGIUM — (0.7%)
Other Securities		88,201,536	0.7%

CANADA — (10.2%)
Bank of Montreal	1,308,032	116,833,418	0.9%
# Bank of Nova Scotia	1,809,424	83,052,562	0.7%
Canadian Imperial Bank of Commerce	1,726,071	80,570,459	0.6%
Fairfax Financial Holdings Ltd.	96,097	104,477,784	0.8%
Manulife Financial Corp.	3,267,295	76,193,319	0.6%
Nutrien Ltd.	1,194,529	63,035,285	0.5%
Suncor Energy, Inc.	2,343,254	89,488,870	0.7%
Teck Resources Ltd., Class B	2,373,766	116,765,550	0.9%
# Toronto-Dominion Bank	1,259,832	74,733,234	0.6%
Other Securities		492,933,508	4.0%

TOTAL CANADA		1,298,083,989	10.3%

DENMARK — (2.6%)
Other Securities		333,225,955	2.7%

FINLAND — (0.7%)
Other Securities		90,445,884	0.7%

FRANCE — (10.9%)
BNP Paribas SA	1,245,833	89,652,462	0.7%
Cie de Saint-Gobain SA	1,944,950	153,811,784	1.2%
Cie Generale des Etablissements Michelin SCA	2,740,740	105,295,516	0.8%
Orange SA	7,524,383	83,748,511	0.7%
Publicis Groupe SA	572,887	63,216,237	0.5%
Sanofi SA	1,294,731	127,910,431	1.0%
TotalEnergies SE	6,761,803	490,898,501	3.9%
Other Securities		280,886,227	2.3%

TOTAL FRANCE		1,395,419,669	11.1%

GERMANY — (6.1%)
BASF SE	1,328,093	69,587,493	0.6%
Bayerische Motoren Werke AG	915,630	99,757,239	0.8%
Daimler Truck Holding AG	1,562,210	70,449,776	0.6%
Mercedes-Benz Group AG	2,408,921	182,212,921	1.4%
Other Securities		358,713,481	2.8%

TOTAL GERMANY		780,720,910	6.2%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.2%)
Other Securities		$151,695,444	1.2%

IRELAND — (0.2%)
Other Securities		28,993,455	0.2%

ISRAEL — (0.5%)
Other Securities		63,487,764	0.5%

ITALY — (2.7%)
# Stellantis NV	3,233,234	71,540,140	0.6%
UniCredit SpA	4,033,254	148,038,025	1.2%
Other Securities		124,255,029	0.9%

TOTAL ITALY		343,833,194	2.7%

JAPAN — (21.0%)
Honda Motor Co. Ltd.	10,142,400	115,395,936	0.9%
Mitsubishi Corp.	4,952,200	113,254,674	0.9%
Mitsubishi UFJ Financial Group, Inc.	10,604,650	105,636,637	0.8%
Sumitomo Mitsui Financial Group, Inc.	1,457,900	82,814,222	0.7%
Takeda Pharmaceutical Co. Ltd.	2,716,171	71,386,586	0.6%
Toyota Motor Corp.	4,626,850	105,531,855	0.8%
Other Securities		2,089,448,091	16.7%

TOTAL JAPAN		2,683,468,001	21.4%

NETHERLANDS — (3.8%)
ING Groep NV	4,971,616	78,602,570	0.6%
Koninklijke Ahold Delhaize NV	4,003,663	121,527,947	1.0%
Other Securities		284,920,138	2.3%

TOTAL NETHERLANDS		485,050,655	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,639,643	0.2%

NORWAY — (0.8%)
Other Securities		104,525,067	0.8%

PORTUGAL — (0.1%)
Other Securities		17,222,936	0.2%

SINGAPORE — (0.9%)
Other Securities		115,436,172	0.9%

SPAIN — (2.9%)
Banco Bilbao Vizcaya Argentaria SA	6,651,895	71,933,413	0.6%
# Banco Santander SA	33,828,020	164,594,695	1.3%
Banco Santander SA, Sponsored ADR	219,342	1,052,842	0.0%
Repsol SA	5,175,215	81,230,579	0.6%
Other Securities		55,639,770	0.5%

TOTAL SPAIN		374,451,299	3.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.1%)
Other Securities		$264,895,236	2.1%

SWITZERLAND — (9.5%)
Cie Financiere Richemont SA, Class A	787,983	108,920,549	0.9%
Holcim AG	895,794	74,984,857	0.6%
Lonza Group AG	120,322	66,416,929	0.5%
Novartis AG	1,526,421	148,150,570	1.2%
Novartis AG, Sponsored ADR	1,104,091	107,240,359	0.9%
UBS Group AG	5,916,152	155,377,485	1.2%
#* UBS Group AG	1,123,339	30,161,636	0.2%
Zurich Insurance Group AG	344,994	166,993,077	1.3%
Other Securities		361,262,905	2.9%

TOTAL SWITZERLAND		1,219,508,367	9.7%

UNITED KINGDOM — (12.1%)
Glencore PLC	12,728,997	74,064,434	0.6%
HSBC Holdings PLC	11,272,844	97,712,457	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,088,271	91,006,850	0.7%
Lloyds Banking Group PLC	129,529,683	83,596,212	0.7%
Shell PLC	307,658	10,936,810	0.1%
Shell PLC, ADR	8,324,491	596,533,025	4.7%
Other Securities		593,743,571	4.7%

TOTAL UNITED KINGDOM		1,547,593,359	12.3%

UNITED STATES — (0.2%)
Other Securities		26,693,766	0.2%

TOTAL COMMON STOCKS		12,206,538,119	97.2%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		95,497,709	0.7%

TOTAL INVESTMENT SECURITIES (Cost $ 9,614,807,124)		12,302,035,828

		Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	41,646,336	481,764,815	3.9%

TOTAL INVESTMENTS—(100.0%) (Cost $ 10,096,565,575)		$12,783,800,643	101.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	435	06/21/24	$113,704,115	$110,207,250	$(3,496,865)

Total Futures Contracts			$113,704,115	$110,207,250	$(3,496,865)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$764,581,484	—	$764,581,484
Austria	—	10,364,334	—	10,364,334
Belgium	—	88,201,536	—	88,201,536
Canada	$1,298,083,989	—	—	1,298,083,989
Denmark	529,252	332,696,703	—	333,225,955
Finland	4,858,347	85,587,537	—	90,445,884
France	—	1,395,419,669	—	1,395,419,669
Germany	22,757,937	757,962,973	—	780,720,910
Hong Kong	—	151,695,444	—	151,695,444
Ireland	—	28,993,455	—	28,993,455
Israel	—	63,487,764	—	63,487,764
Italy	56,797,453	287,035,741	—	343,833,194
Japan	28,430,409	2,655,037,592	—	2,683,468,001
Netherlands	27,323,680	457,726,975	—	485,050,655
New Zealand	—	18,639,643	—	18,639,643
Norway	—	104,525,067	—	104,525,067
Portugal	—	17,222,936	—	17,222,936
Singapore	—	115,436,172	—	115,436,172
Spain	10,494,671	363,956,628	—	374,451,299
Sweden	40,760	264,854,476	—	264,895,236
Switzerland	153,513,235	1,065,995,132	—	1,219,508,367
United Kingdom	818,953,672	728,639,687	—	1,547,593,359
United States	18,518,632	8,175,134	—	26,693,766
Preferred Stocks
Germany	—	95,497,709	—	95,497,709
Securities Lending Collateral	—	481,764,815	—	481,764,815

Total Investments in Securities	$2,440,302,037	$10,343,498,606	—	$12,783,800,643

Financial Instruments
Liabilities
Futures Contracts**	(3,496,865)	—	—	(3,496,865)

Total Financial Instruments	$(3,496,865)	—	—	$(3,496,865)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.1%)
Other Securities		$62,909,718	2.1%

CONSUMER DISCRETIONARY — (15.1%)
Food & Life Cos. Ltd.	547,600	10,350,094	0.4%
Kyoritsu Maintenance Co. Ltd.	360,800	7,694,293	0.3%
#* Mercari, Inc.	641,700	7,419,895	0.3%
NHK Spring Co. Ltd.	943,987	9,567,160	0.3%
Resorttrust, Inc.	477,064	7,895,577	0.3%
Tomy Co. Ltd.	510,693	8,165,540	0.3%
Other Securities		402,917,838	13.2%

TOTAL CONSUMER DISCRETIONARY		454,010,397	15.1%

CONSUMER STAPLES — (7.9%)
Morinaga Milk Industry Co. Ltd.	381,100	7,467,806	0.3%
Nissui Corp.	1,737,200	10,423,613	0.4%
Other Securities		218,966,614	7.2%

TOTAL CONSUMER STAPLES		236,858,033	7.9%

ENERGY — (0.8%)
Other Securities		24,392,797	0.8%

FINANCIALS — (9.2%)
77 Bank Ltd.	330,252	9,336,324	0.3%
Gunma Bank Ltd.	1,655,269	10,074,228	0.3%
Hirogin Holdings, Inc.	1,462,700	10,526,124	0.4%
Hokuhoku Financial Group, Inc.	650,353	7,977,844	0.3%
Nishi-Nippon Financial Holdings, Inc.	703,300	8,891,429	0.3%
Yamaguchi Financial Group, Inc.	879,230	8,881,638	0.3%
Other Securities		219,938,310	7.2%

TOTAL FINANCIALS		275,625,897	9.1%

HEALTH CARE — (5.3%)
Jeol Ltd.	247,200	9,793,908	0.3%
Sawai Group Holdings Co. Ltd.	219,400	8,176,036	0.3%
Tsumura & Co.	307,918	7,419,806	0.3%
Other Securities		134,470,298	4.4%

TOTAL HEALTH CARE		159,860,048	5.3%

INDUSTRIALS — (29.4%)
EXEO Group, Inc.	856,372	9,333,805	0.3%
Furukawa Electric Co. Ltd.	380,200	8,140,413	0.3%
GS Yuasa Corp.	417,183	7,871,173	0.3%
Hitachi Zosen Corp.	982,779	7,606,599	0.3%
Inaba Denki Sangyo Co. Ltd.	313,900	7,323,456	0.3%
Kanematsu Corp.	470,325	7,647,398	0.3%
Kokuyo Co. Ltd.	454,525	7,765,176	0.3%
Mabuchi Motor Co. Ltd.	483,268	7,484,797	0.3%
MEITEC Group Holdings, Inc.	453,200	8,452,181	0.3%
Nagase & Co. Ltd.	558,800	9,667,429	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nichias Corp.	366,500	$10,045,658	0.3%
Nihon M&A Center Holdings, Inc.	1,777,000	9,726,109	0.3%
* Park24 Co. Ltd.	743,272	8,004,728	0.3%
Takasago Thermal Engineering Co. Ltd.	245,700	8,236,881	0.3%
Takeuchi Manufacturing Co. Ltd.	204,100	7,742,165	0.3%
Ushio, Inc.	572,300	7,527,951	0.3%
Other Securities		752,285,637	24.6%

TOTAL INDUSTRIALS		884,861,556	29.4%

INFORMATION TECHNOLOGY — (13.0%)
Alps Alpine Co. Ltd.	980,642	8,852,024	0.3%
Citizen Watch Co. Ltd.	1,379,800	9,165,989	0.3%
Daiwabo Holdings Co. Ltd.	556,300	9,662,968	0.3%
Dexerials Corp.	307,000	11,499,187	0.4%
Konica Minolta, Inc.	2,569,800	8,544,930	0.3%
NET One Systems Co. Ltd.	492,716	8,244,429	0.3%
Nippon Electric Glass Co. Ltd.	385,736	9,544,688	0.3%
NSD Co. Ltd.	464,660	9,082,229	0.3%
Other Securities		317,338,206	10.5%

TOTAL INFORMATION TECHNOLOGY		391,934,650	13.0%

MATERIALS — (12.8%)
ADEKA Corp.	494,500	10,276,060	0.3%
Mitsubishi Materials Corp.	477,800	9,337,438	0.3%
Mitsui Mining & Smelting Co. Ltd.	329,400	10,328,956	0.3%
Rengo Co. Ltd.	1,028,300	7,710,054	0.3%
Taiheiyo Cement Corp.	375,454	8,587,569	0.3%
Teijin Ltd.	840,188	8,196,597	0.3%
Tokuyama Corp.	354,797	7,320,919	0.3%
UBE Corp.	581,000	10,621,656	0.4%
Other Securities		311,066,537	10.2%

TOTAL MATERIALS		383,445,786	12.7%

REAL ESTATE — (1.6%)
Other Securities		48,217,548	1.6%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	655,600	10,692,315	0.3%
Other Securities		41,731,402	1.4%

TOTAL UTILITIES		52,423,717	1.7%

TOTAL COMMON STOCKS (Cost $2,691,088,163)		2,974,540,147	98.7%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	2,977,727	34,446,351	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,725,534,470)		$3,008,986,498	99.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$62,909,718	—	$62,909,718
Consumer Discretionary	—	454,010,397	—	454,010,397
Consumer Staples	—	236,858,033	—	236,858,033
Energy	—	24,392,797	—	24,392,797
Financials	—	275,625,897	—	275,625,897
Health Care	—	159,860,048	—	159,860,048
Industrials	—	884,861,556	—	884,861,556
Information Technology	$2,705,824	389,228,826	—	391,934,650
Materials	—	383,445,786	—	383,445,786
Real Estate	—	48,217,548	—	48,217,548
Utilities	—	52,423,717	—	52,423,717
Securities Lending Collateral	—	34,446,351	—	34,446,351

Total Investments in Securities	$2,705,824	$3,006,280,674	—	$3,008,986,498

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
AUSTRALIA — (68.9%)
*	Alumina Ltd.	9,199,687	$9,451,085	0.7%
	AMP Ltd.	16,162,745	11,375,893	0.8%
	Ansell Ltd.	826,903	13,595,186	1.0%
#	ARB Corp. Ltd.	515,473	12,654,606	0.9%
	AUB Group Ltd.	604,471	10,962,909	0.8%
#	Bank of Queensland Ltd.	3,764,914	14,871,977	1.1%
	Beach Energy Ltd.	9,477,871	9,705,184	0.7%
*	Bellevue Gold Ltd.	8,680,965	9,808,562	0.7%
#*	Boss Energy Ltd.	2,985,896	9,397,878	0.7%
	Breville Group Ltd.	613,229	10,096,657	0.7%
	Brickworks Ltd.	443,273	7,634,576	0.6%
	Challenger Ltd.	2,318,192	9,987,706	0.7%
	Champion Iron Ltd.	2,045,901	9,271,672	0.7%
	CSR Ltd.	3,025,097	17,254,499	1.3%
*	De Grey Mining Ltd.	9,589,596	7,980,148	0.6%
	Domino’s Pizza Enterprises Ltd.	366,930	9,255,966	0.7%
	Downer EDI Ltd.	4,102,725	12,316,600	0.9%
#	Flight Centre Travel Group Ltd.	991,677	13,478,887	1.0%
	Gold Road Resources Ltd.	7,834,503	8,107,416	0.6%
	HUB24 Ltd.	477,073	12,257,701	0.9%
	Iluka Resources Ltd.	1,975,515	9,606,164	0.7%
	Incitec Pivot Ltd.	4,870,252	8,744,963	0.6%
	Lendlease Corp. Ltd.	3,377,119	13,927,398	1.0%
	Lovisa Holdings Ltd.	404,882	8,160,018	0.6%
	Metcash Ltd.	5,799,205	14,706,116	1.1%
	Netwealth Group Ltd.	798,551	10,050,979	0.7%
	New Hope Corp. Ltd.	3,218,747	9,363,398	0.7%
	nib holdings Ltd.	2,762,115	13,190,585	1.0%
	Orora Ltd.	7,895,775	11,067,453	0.8%
*	Paladin Energy Ltd.	1,726,294	15,320,419	1.1%
	Perpetual Ltd.	533,324	8,108,790	0.6%
	Perseus Mining Ltd.	8,150,426	11,921,805	0.9%
	Premier Investments Ltd.	460,365	8,855,415	0.6%
	Ramelius Resources Ltd.	6,372,398	8,453,050	0.6%
	Reliance Worldwide Corp. Ltd.	4,574,507	15,015,063	1.1%
*	Sandfire Resources Ltd.	2,980,077	17,949,060	1.3%
	Sigma Healthcare Ltd.	10,130,069	8,248,735	0.6%
	Sims Ltd.	1,023,034	7,840,813	0.6%
	Super Retail Group Ltd.	1,077,207	10,016,276	0.7%
	Technology One Ltd.	962,439	9,968,181	0.7%
	Ventia Services Group Pty. Ltd.	4,118,921	9,586,161	0.7%
Ω	Viva Energy Group Ltd.	4,788,882	10,485,228	0.8%
#*	Webjet Ltd.	2,238,459	11,749,811	0.9%
	Other Securities		482,130,281	34.5%

TOTAL AUSTRALIA			953,931,270	69.0%

CHINA — (0.1%)
	Other Securities		674,675	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HONG KONG — (18.3%)
	ASMPT Ltd.	1,083,400	$13,464,149	1.0%
	Luk Fook Holdings International Ltd.	3,231,000	7,745,870	0.6%
	Pacific Basin Shipping Ltd.	28,012,000	9,699,374	0.7%
	PCCW Ltd.	18,623,545	9,311,665	0.7%
*Ω	Samsonite International SA	4,615,200	16,225,508	1.2%
	Other Securities		197,440,150	14.2%

	TOTAL HONG KONG		253,886,716	18.4%

	NEW ZEALAND — (2.7%)
	Other Securities		36,724,475	2.6%

	SINGAPORE — (9.6%)
	ComfortDelGro Corp. Ltd.	9,516,700	10,351,483	0.8%
	Venture Corp. Ltd.	886,900	9,396,912	0.7%
	Other Securities		112,787,770	8.1%

	TOTAL SINGAPORE		132,536,165	9.6%

	TOTAL COMMON STOCKS		1,377,753,301	99.6%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Securities		52,639	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $1,504,134,299)		1,377,805,940

			Value†
	SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	532,661	6,161,821	0.5%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,510,296,094)		$1,383,967,761	100.1%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	$19,489	$953,331,192	$580,589		$953,931,270
China	—	674,675	—		674,675
Hong Kong	—	253,645,575	241,141		253,886,716
New Zealand	—	36,724,475	—		36,724,475
Singapore	—	131,607,002	929,163		132,536,165
Rights/Warrants
Australia	—	46,528	6,111		52,639
Securities Lending Collateral	—	6,161,821	—		6,161,821

Total Investments in Securities	$19,489	$1,382,191,268	$1,757,004	<>	$1,383,967,761

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (4.6%)
4imprint Group PLC	170,419	$13,171,371	0.8%
ITV PLC	18,733,766	16,436,592	1.0%
Other Securities		44,701,286	2.9%

TOTAL COMMUNICATION SERVICES		74,309,249	4.7%

CONSUMER DISCRETIONARY — (18.7%)
Bellway PLC	630,147	19,802,855	1.2%
Domino’s Pizza Group PLC	3,097,499	12,556,883	0.8%
Games Workshop Group PLC	185,280	22,899,525	1.4%
Greggs PLC	616,518	20,864,178	1.3%
Inchcape PLC	2,224,738	22,173,790	1.4%
Persimmon PLC	1,210,381	19,599,733	1.2%
Pets at Home Group PLC	3,252,605	11,874,044	0.7%
Redrow PLC	1,640,617	13,190,480	0.8%
Vistry Group PLC	1,748,658	25,975,639	1.6%
Other Securities		131,811,036	8.4%

TOTAL CONSUMER DISCRETIONARY		300,748,163	18.8%

CONSUMER STAPLES — (7.5%)
Britvic PLC	1,626,728	17,939,125	1.1%
Cranswick PLC	366,623	19,689,598	1.2%
Marks & Spencer Group PLC	8,720,785	27,783,914	1.7%
Tate & Lyle PLC	2,282,146	18,710,462	1.2%
Other Securities		36,702,587	2.4%

TOTAL CONSUMER STAPLES		120,825,686	7.6%

ENERGY — (2.8%)
Other Securities		44,932,336	2.8%

FINANCIALS — (21.1%)
# abrdn PLC	7,794,646	14,214,168	0.9%
Bank of Georgia Group PLC	269,724	18,060,462	1.1%
Beazley PLC	3,371,873	27,898,081	1.7%
Burford Capital Ltd.	1,040,043	16,025,959	1.0%
Direct Line Insurance Group PLC	6,636,380	15,407,703	1.0%
Hargreaves Lansdown PLC	1,727,442	17,456,379	1.1%
Hiscox Ltd.	1,713,988	26,285,489	1.6%
IG Group Holdings PLC	1,903,515	17,762,173	1.1%
Man Group PLC	7,658,922	24,561,411	1.5%
Paragon Banking Group PLC	1,921,607	17,137,099	1.1%
Plus500 Ltd.	559,488	15,133,993	1.0%
Virgin Money U.K. PLC	5,748,672	15,285,030	1.0%
Other Securities		115,115,142	7.2%

TOTAL FINANCIALS		340,343,089	21.3%

HEALTH CARE — (2.4%)
Hikma Pharmaceuticals PLC	665,364	15,975,770	1.0%
Other Securities		23,112,542	1.4%

TOTAL HEALTH CARE		39,088,312	2.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.0%)
Babcock International Group PLC	2,648,756	$16,761,406	1.1%
Balfour Beatty PLC	3,585,302	16,259,272	1.0%
Diploma PLC	406,243	18,362,419	1.2%
Grafton Group PLC	1,489,341	17,517,968	1.1%
Howden Joinery Group PLC	1,961,497	21,350,339	1.3%
* International Distributions Services PLC	3,658,794	12,328,647	0.8%
JET2 PLC	813,756	14,552,105	0.9%
Mitie Group PLC	8,157,936	11,840,775	0.7%
QinetiQ Group PLC	3,297,003	14,070,582	0.9%
Rotork PLC	4,453,609	17,903,215	1.1%
RS Group PLC	1,740,840	15,947,502	1.0%
Serco Group PLC	6,263,031	14,284,096	0.9%
Travis Perkins PLC	1,218,528	11,405,796	0.7%
Other Securities		182,976,112	11.5%

TOTAL INDUSTRIALS		385,560,234	24.2%

INFORMATION TECHNOLOGY — (5.4%)
Computacenter PLC	501,247	16,070,220	1.0%
Softcat PLC	721,394	14,120,067	0.9%
Other Securities		56,429,638	3.5%

TOTAL INFORMATION TECHNOLOGY		86,619,925	5.4%

MATERIALS — (6.2%)
Centamin PLC	8,657,968	13,074,160	0.8%
Hill & Smith PLC	552,541	12,969,366	0.8%
Johnson Matthey PLC	705,343	15,447,255	1.0%
Other Securities		58,327,738	3.7%

TOTAL MATERIALS		99,818,519	6.3%

REAL ESTATE — (2.6%)
Grainger PLC	4,254,403	13,572,770	0.8%
Savills PLC	971,680	13,132,539	0.8%
Other Securities		15,068,917	1.0%

TOTAL REAL ESTATE		41,774,226	2.6%

UTILITIES — (2.4%)
Drax Group PLC	2,467,126	15,979,925	1.0%
Pennon Group PLC	1,497,540	12,456,715	0.8%
Other Security		9,518,258	0.6%

TOTAL UTILITIES		37,954,898	2.4%

TOTAL COMMON STOCKS (Cost $1,411,512,091)		1,571,974,637	98.5%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	3,168,193	$36,649,652	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,448,161,103)		$1,608,624,289	100.8%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$15,722	$74,293,527	—	$74,309,249
Consumer Discretionary	—	300,748,163	—	300,748,163
Consumer Staples	—	120,825,686	—	120,825,686
Energy	—	44,932,336	—	44,932,336
Financials	—	340,343,089	—	340,343,089
Health Care	—	39,088,312	—	39,088,312
Industrials	—	385,560,234	—	385,560,234
Information Technology	—	86,619,925	—	86,619,925
Materials	—	99,818,519	—	99,818,519
Real Estate	—	41,774,226	—	41,774,226
Utilities	—	37,954,898	—	37,954,898
Securities Lending Collateral	—	36,649,652	—	36,649,652

Total Investments in Securities	$15,722	$1,608,608,567	—	$1,608,624,289

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (94.2%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	432,017	$23,581,005	0.4%
Ω	BAWAG Group AG	434,580	25,949,117	0.5%
	Wienerberger AG	687,303	24,560,986	0.4%
	Other Securities		107,360,326	2.0%

	TOTAL AUSTRIA		181,451,434	3.3%

	BELGIUM — (3.5%)
	Ackermans & van Haaren NV	169,888	29,201,571	0.5%
	Lotus Bakeries NV	2,257	22,690,810	0.4%
	Other Securities		151,568,290	2.8%

	TOTAL BELGIUM		203,460,671	3.7%

	DENMARK — (6.7%)
	Jyske Bank AS	425,821	34,453,090	0.6%
*	NKT AS	367,425	30,479,498	0.6%
	Ringkjoebing Landbobank AS	195,913	32,924,491	0.6%
	Royal Unibrew AS	312,981	23,569,800	0.4%
	Sydbank AS	452,041	22,986,045	0.4%
*	Zealand Pharma AS	271,476	24,363,736	0.5%
	Other Securities		219,345,231	3.9%

	TOTAL DENMARK		388,121,891	7.0%

	FINLAND — (5.0%)
	Huhtamaki OYJ	631,957	24,218,073	0.5%
	Konecranes OYJ	435,511	22,888,439	0.4%
	Orion OYJ, Class B	651,111	24,862,067	0.5%
	Wartsila OYJ Abp	2,286,733	42,184,489	0.8%
	Other Securities		174,808,656	3.0%

	TOTAL FINLAND		288,961,724	5.2%

	FRANCE — (11.6%)
	Elis SA	1,272,724	28,574,401	0.5%
	Gaztransport Et Technigaz SA	222,677	31,036,771	0.6%
	Rexel SA	1,258,287	32,614,600	0.6%
	SCOR SE	902,702	29,453,126	0.5%
	Sopra Steria Group	118,375	25,919,180	0.5%
	SPIE SA	882,098	32,073,668	0.6%
	Other Securities		487,201,867	8.8%

	TOTAL FRANCE		666,873,613	12.1%

	GERMANY — (13.4%)
	Bechtle AG	490,115	23,652,769	0.4%
	CTS Eventim AG & Co. KGaA	332,856	29,434,033	0.5%
	Freenet AG	997,996	27,742,670	0.5%
	Gerresheimer AG	251,672	27,104,302	0.5%
	Hugo Boss AG	439,456	23,679,978	0.4%
*	LEG Immobilien SE	448,636	38,083,971	0.7%
	Puma SE	646,828	29,864,691	0.5%
	Other Securities		572,236,781	10.4%

	TOTAL GERMANY		771,799,195	13.9%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (0.7%)
	Other Securities		$40,784,651	0.7%

	ISRAEL — (2.2%)
	Other Securities		124,603,241	2.3%

	ITALY — (10.5%)
*	Banca Monte dei Paschi di Siena SpA	5,515,540	26,602,977	0.5%
	Banca Popolare di Sondrio SpA	2,730,141	22,809,675	0.4%
	BPER Banca SpA	6,542,561	33,976,811	0.6%
	Brunello Cucinelli SpA	239,655	24,459,767	0.4%
	Buzzi SpA	635,851	22,909,946	0.4%
	Leonardo SpA	2,065,863	47,477,764	0.9%
	Unipol Gruppo SpA	3,064,314	27,470,663	0.5%
	Other Securities		397,317,528	7.2%

	TOTAL ITALY		603,025,131	10.9%

	NETHERLANDS — (4.8%)
	Aalberts NV	654,734	31,129,846	0.6%
#	Arcadis NV	518,635	32,030,361	0.6%
	BE Semiconductor Industries NV	352,392	46,753,264	0.9%
	Other Securities		167,459,668	2.9%

	TOTAL NETHERLANDS		277,373,139	5.0%

	NORWAY — (2.1%)
	Other Securities		118,010,538	2.1%

	PORTUGAL — (0.9%)
	Other Securities		53,701,469	1.0%

	SPAIN — (6.4%)
	Banco de Sabadell SA	35,081,456	67,012,724	1.2%
	Bankinter SA	4,245,482	33,556,969	0.6%
	Other Securities		267,482,515	4.9%

	TOTAL SPAIN		368,052,208	6.7%

	SWEDEN — (6.3%)
	Other Securities		360,333,307	6.5%

	SWITZERLAND — (16.9%)
	Belimo Holding AG	67,026	31,012,080	0.6%
	Flughafen Zurich AG	143,958	28,820,507	0.5%
Ω	Galenica AG	305,886	23,405,870	0.4%
	Georg Fischer AG	616,034	42,996,395	0.8%
	Helvetia Holding AG	258,089	33,759,467	0.6%
	PSP Swiss Property AG	337,750	41,753,116	0.8%
	Siegfried Holding AG	32,456	31,014,381	0.6%
	Swissquote Group Holding SA	84,232	22,782,591	0.4%
	Temenos AG	389,997	24,260,699	0.4%
Ω	VAT Group AG	47,681	23,738,495	0.4%
	Other Securities		671,607,141	12.1%

	TOTAL SWITZERLAND		975,150,742	17.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.0%)
Other Securities		$661,428	0.0%

TOTAL COMMON STOCKS		5,422,364,382	98.0%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Other Securities		49,974,817	0.9%

RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
Other Security		1,798	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,471,327,498)		5,472,340,997

		Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	24,669,963	285,382,134	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,756,711,162)		$5,757,723,131	104.0%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$181,451,434	—	$181,451,434
Belgium	$741,503	202,719,168	—	203,460,671
Denmark	—	388,121,891	—	388,121,891
Finland	—	288,961,724	—	288,961,724
France	—	666,873,613	—	666,873,613
Germany	—	771,799,195	—	771,799,195
Ireland	—	40,784,651	—	40,784,651
Israel	842,241	123,761,000	—	124,603,241
Italy	—	603,025,131	—	603,025,131
Netherlands	546,055	276,827,084	—	277,373,139
Norway	128,919	117,881,619	—	118,010,538
Portugal	—	53,701,469	—	53,701,469
Spain	—	368,052,208	—	368,052,208
Sweden	—	360,333,307	—	360,333,307
Switzerland	—	975,150,742	—	975,150,742
United States	—	661,428	—	661,428

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$49,974,817	—	$49,974,817
Rights/Warrants
Germany	—	1,798	—	1,798
Securities Lending Collateral	—	285,382,134	—	285,382,134

Total Investments in Securities	$2,258,718	$5,755,464,413	—	$5,757,723,131

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.6%)
COMMUNICATION SERVICES — (0.8%)
Other Securities		$12,287,258	0.9%

CONSUMER DISCRETIONARY — (3.8%)
* Aritzia, Inc.	462,710	11,979,068	0.9%
Linamar Corp.	263,351	12,401,878	0.9%
Other Securities		30,497,458	2.3%

TOTAL CONSUMER DISCRETIONARY		54,878,404	4.1%

CONSUMER STAPLES — (4.2%)
North West Co., Inc.	292,956	8,303,594	0.6%
# Premium Brands Holdings Corp.	244,773	16,037,863	1.2%
Primo Water Corp.	92,255	1,740,852	0.1%
Primo Water Corp.	799,922	15,084,426	1.1%
Other Securities		20,918,400	1.6%

TOTAL CONSUMER STAPLES		62,085,135	4.6%

ENERGY — (22.5%)
* Advantage Energy Ltd.	1,240,556	9,678,256	0.7%
Crescent Point Energy Corp.	2,074,528	18,294,243	1.4%
Crescent Point Energy Corp.	744,375	6,557,944	0.5%
Enerplus Corp.	1,189,317	23,265,396	1.7%
Enerplus Corp.	28,353	555,152	0.0%
Gibson Energy, Inc.	868,190	14,240,170	1.1%
* MEG Energy Corp.	549,610	12,500,119	0.9%
* NuVista Energy Ltd.	996,250	9,002,542	0.7%
Paramount Resources Ltd., Class A	453,102	10,268,978	0.8%
Parex Resources, Inc.	562,234	9,801,777	0.7%
Parkland Corp.	584,903	18,018,913	1.3%
# Peyto Exploration & Development Corp.	1,064,787	11,903,586	0.9%
# PrairieSky Royalty Ltd.	1,219,867	23,242,735	1.7%
Secure Energy Services, Inc.	1,822,233	15,434,014	1.2%
# Whitecap Resources, Inc.	2,615,211	19,832,787	1.5%
Other Securities		126,894,075	9.4%

TOTAL ENERGY		329,490,687	24.5%

FINANCIALS — (6.6%)
Canadian Western Bank	535,877	10,280,399	0.8%
EQB, Inc.	171,631	10,361,568	0.8%
goeasy Ltd.	69,359	8,869,326	0.7%
Other Securities		67,811,929	4.9%

TOTAL FINANCIALS		97,323,222	7.2%

HEALTH CARE — (2.3%)
#* Bausch Health Cos., Inc.	1,560,196	13,667,317	1.0%
Bausch Health Cos., Inc.	17,777	155,604	0.0%
Other Securities		19,288,527	1.5%

TOTAL HEALTH CARE		33,111,448	2.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (13.6%)
*	ATS Corp.	445,364	$14,651,898	1.1%
*	ATS Corp.	3,718	122,322	0.0%
*	Bombardier, Inc., Class A	13,489	615,341	0.0%
*	Bombardier, Inc., Class B	502,174	22,878,984	1.7%
	Boyd Group Services, Inc.	104,026	19,452,594	1.4%
	Finning International, Inc.	820,364	25,737,494	1.9%
#	Richelieu Hardware Ltd.	309,993	8,748,213	0.7%
	Russel Metals, Inc.	357,603	10,071,019	0.8%
	SNC-Lavalin Group, Inc.	625,874	24,032,034	1.8%
	Other Securities		73,616,143	5.4%

TOTAL INDUSTRIALS			199,926,042	14.8%

INFORMATION TECHNOLOGY — (4.2%)
	Celestica, Inc.	119,768	5,189,547	0.4%
	Celestica, Inc.	584,405	25,305,184	1.9%
*	Lightspeed Commerce, Inc.	662,243	8,662,139	0.6%
	Other Securities		22,408,424	1.7%

TOTAL INFORMATION TECHNOLOGY			61,565,294	4.6%

MATERIALS — (23.4%)
	Alamos Gold, Inc., Class A	1,466,350	21,569,446	1.6%
	B2Gold Corp.	1,658,587	4,192,702	0.3%
	B2Gold Corp.	5,464,921	13,935,546	1.0%
*	Capstone Copper Corp.	2,311,783	16,003,554	1.2%
	Dundee Precious Metals, Inc.	1,095,246	8,290,025	0.6%
*	Eldorado Gold Corp.	682,069	9,720,837	0.7%
*	Eldorado Gold Corp.	469,393	6,693,544	0.5%
	Hudbay Minerals, Inc.	592,277	4,986,972	0.4%
	Hudbay Minerals, Inc.	1,347,989	11,348,699	0.8%
*	IAMGOLD Corp.	2,355,142	8,365,703	0.6%
	Methanex Corp.	206,998	9,911,966	0.7%
	Methanex Corp.	144,520	6,923,953	0.5%
	OceanaGold Corp.	4,394,012	9,511,608	0.7%
	Osisko Gold Royalties Ltd.	621,481	9,548,050	0.7%
	Osisko Gold Royalties Ltd.	312,002	4,801,711	0.4%
	Stella-Jones, Inc.	340,688	19,793,140	1.5%
	Other Securities		177,251,185	13.2%

TOTAL MATERIALS			342,848,641	25.4%

REAL ESTATE — (3.1%)
	Altus Group Ltd.	236,293	8,671,429	0.6%
	Tricon Residential, Inc.	1,029,961	11,536,700	0.9%
	Tricon Residential, Inc.	221,156	2,483,582	0.2%
	Other Securities		21,917,858	1.6%

TOTAL REAL ESTATE			44,609,569	3.3%

UTILITIES — (7.1%)
#	Algonquin Power & Utilities Corp.	524,908	3,206,680	0.2%
#	Algonquin Power & Utilities Corp.	2,812,115	17,182,023	1.3%
	Atco Ltd., Class I	427,741	11,673,431	0.9%
#	Boralex, Inc., Class A	518,790	10,412,354	0.8%
#	Capital Power Corp.	702,946	18,346,602	1.3%
	Northland Power, Inc.	940,772	14,357,767	1.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
TransAlta Corp.	1,643,807	$10,901,796	0.8%
Other Securities		18,160,239	1.3%

TOTAL UTILITIES		104,240,892	7.7%

TOTAL COMMON STOCKS (Cost $1,123,481,772)		1,342,366,592	99.6%

		Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§ The DFA Short Term Investment Fund	10,700,552	123,783,985	9.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,247,265,944)		$1,466,150,577	108.8%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$12,287,258	—	—	$12,287,258
Consumer Discretionary	54,878,404	—	—	54,878,404
Consumer Staples	62,085,135	—	—	62,085,135
Energy	329,490,687	—	—	329,490,687
Financials	97,221,918	$101,304	—	97,323,222
Health Care	33,098,452	12,996	—	33,111,448
Industrials	199,926,042	—	—	199,926,042
Information Technology	61,565,294	—	—	61,565,294
Materials	342,848,641	—	—	342,848,641
Real Estate	44,609,569	—	—	44,609,569
Utilities	104,240,892	—	—	104,240,892
Securities Lending Collateral	—	123,783,985	—	123,783,985

Total Investments in Securities	$1,342,252,292	$123,898,285	—	$1,466,150,577

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.1%)
	BRAZIL — (3.5%)
	Petroleo Brasileiro SA	2,733,556	$23,299,925	0.5%
#	Petroleo Brasileiro SA, Sponsored ADR	511,889	8,251,651	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	216,306	3,670,713	0.1%
	Vale SA	1,665,412	20,298,867	0.4%
	Other Securities		120,469,871	2.3%

	TOTAL BRAZIL		175,991,027	3.5%

	CHILE — (0.4%)
	Other Securities		22,482,792	0.4%

	CHINA — (23.6%)
	Alibaba Group Holding Ltd.	3,987,600	37,336,141	0.8%
	Alibaba Group Holding Ltd., Sponsored ADR	526,727	39,425,516	0.8%
*	Baidu, Inc., Class A	1,754,700	22,733,155	0.5%
	Bank of China Ltd., Class H	43,912,181	19,694,176	0.4%
	BYD Co. Ltd., Class H	533,886	14,635,186	0.3%
	China Construction Bank Corp., Class H	53,612,590	34,686,846	0.7%
	China Resources Land Ltd.	3,576,166	12,859,304	0.3%
	CSPC Pharmaceutical Group Ltd.	15,439,200	12,677,619	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	29,524,185	15,831,696	0.3%
	JD.com, Inc., Class A	1,229,171	17,710,351	0.4%
	Kweichow Moutai Co. Ltd., Class A	54,793	12,846,395	0.3%
*Ω	Meituan, Class B	1,455,540	19,874,712	0.4%
	NetEase, Inc., ADR	176,951	16,539,610	0.4%
*	PDD Holdings, Inc., ADR	305,910	38,293,814	0.8%
	PetroChina Co. Ltd., Class H	17,336,000	16,152,663	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	4,750,000	21,527,378	0.5%
	Tencent Holdings Ltd.	3,804,300	166,944,791	3.3%
*	Trip.com Group Ltd., ADR	308,669	14,896,366	0.3%
*Ω	Xiaomi Corp., Class B	7,785,800	16,972,469	0.4%
	Other Securities		647,435,522	12.3%

	TOTAL CHINA		1,199,073,710	23.8%

	COLOMBIA — (0.1%)
	Other Securities		4,250,822	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,173,508	0.2%

	EGYPT — (0.0%)
	Other Securities		2,469,822	0.0%

	GREECE — (0.5%)
	Other Securities		26,717,250	0.5%

	HUNGARY — (0.2%)
	Other Securities		12,920,239	0.3%

	INDIA — (18.9%)
	Axis Bank Ltd.	1,498,371	20,852,507	0.4%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Bharti Airtel Ltd.	1,430,688	$22,683,576	0.5%
HDFC Bank Ltd.	1,427,372	25,842,611	0.5%
ICICI Bank Ltd.	1,737,136	23,932,786	0.5%
ICICI Bank Ltd., Sponsored ADR	649,989	17,894,183	0.4%
Infosys Ltd.	1,736,871	29,351,000	0.6%
Larsen & Toubro Ltd.	363,308	15,606,914	0.3%
Mahindra & Mahindra Ltd.	902,395	23,314,593	0.5%
Reliance Industries Ltd.	1,388,901	48,723,112	1.0%
Tata Consultancy Services Ltd.	522,408	23,863,342	0.5%
Tata Motors Ltd.	1,134,022	13,676,591	0.3%
Tata Steel Ltd.	6,638,101	13,065,080	0.3%
Other Securities		679,292,862	13.3%

TOTAL INDIA		958,099,157	19.1%

INDONESIA — (1.7%)
Bank Central Asia Tbk. PT	28,212,600	16,963,792	0.4%
Other Securities		70,479,751	1.3%

TOTAL INDONESIA		87,443,543	1.7%

KUWAIT — (0.6%)
Other Securities		28,283,200	0.6%

MALAYSIA — (1.6%)
Other Securities		78,945,829	1.6%

MEXICO — (2.3%)
Grupo Financiero Banorte SAB de CV, Class O	1,340,021	13,291,675	0.3%
Other Securities		105,163,703	2.1%

TOTAL MEXICO		118,455,378	2.4%

PERU — (0.1%)
Other Securities		6,212,361	0.1%

PHILIPPINES — (0.7%)
Other Securities		35,090,843	0.7%

POLAND — (1.1%)
Other Securities		53,937,540	1.1%

QATAR — (0.8%)
Other Securities		39,108,137	0.8%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	1,034,714	22,007,599	0.4%
Saudi National Bank	1,360,188	13,616,102	0.3%
Saudi Telecom Co.	1,342,689	13,472,915	0.3%
Other Securities		143,806,648	2.8%

TOTAL SAUDI ARABIA		192,903,264	3.8%

SOUTH AFRICA — (2.6%)
Other Securities		130,376,195	2.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.5%)
Hana Financial Group, Inc.	460,124	$19,406,561	0.4%
Hyundai Motor Co.	110,675	19,907,764	0.4%
KB Financial Group, Inc.	299,828	16,261,721	0.3%
Kia Corp.	207,178	17,552,652	0.4%
Samsung Electronics Co. Ltd.	2,535,224	140,924,579	2.8%
Shinhan Financial Group Co. Ltd.	476,184	15,998,503	0.3%
SK Hynix, Inc.	153,536	18,947,201	0.4%
Other Securities		384,485,447	7.6%

TOTAL SOUTH KOREA		633,484,428	12.6%

TAIWAN — (18.5%)
Hon Hai Precision Industry Co. Ltd.	5,740,322	27,325,926	0.5%
MediaTek, Inc.	759,995	22,914,738	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	325,654,405	6.5%
Other Securities		562,554,612	11.2%

TOTAL TAIWAN		938,449,681	18.7%

THAILAND — (1.8%)
Other Securities		89,897,423	1.8%

TURKEY — (1.0%)
Other Securities		49,373,545	1.0%

UNITED ARAB EMIRATES — (1.5%)
Emaar Properties PJSC	6,568,802	14,688,468	0.3%
Other Securities		61,426,224	1.2%

TOTAL UNITED ARAB EMIRATES		76,114,692	1.5%

UNITED KINGDOM — (0.1%)
Other Security		5,591,214	0.1%

TOTAL COMMON STOCKS		4,973,845,600	99.0%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Petroleo Brasileiro SA , 8.432%	2,968,647	24,023,138	0.5%
Other Securities		26,518,097	0.5%

TOTAL BRAZIL		50,541,235	1.0%

CHILE — (0.0%)
Other Security		662,411	0.0%

COLOMBIA — (0.0%)
Other Securities		551,785	0.0%

SOUTH KOREA — (0.0%)
Other Security		6,200	0.0%

TOTAL PREFERRED STOCKS		51,761,631	1.0%

TOTAL INVESTMENT SECURITIES (Cost $3,029,391,388)		5,025,607,231

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	4,082,518	$47,226,566	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,076,617,556)		$5,072,833,797	100.9%

As of April 30, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)

Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,781,921	$34,962,300	$180,379

Total Futures Contracts			$34,781,921	$34,962,300	$180,379

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$175,991,027	—	—	$175,991,027
Chile	7,880,419	$14,602,373	—	22,482,792
China	147,881,421	1,051,192,289	—	1,199,073,710
Colombia	4,168,574	82,248	—	4,250,822
Czech Republic	—	8,173,508	—	8,173,508
Egypt	181,307	2,288,515	—	2,469,822
Greece	—	26,717,250	—	26,717,250
Hungary	—	12,920,239	—	12,920,239
India	30,937,677	926,195,588	$965,892	958,099,157
Indonesia	—	87,443,543	—	87,443,543
Kuwait	25,092,585	3,190,615	—	28,283,200
Malaysia	—	78,945,829	—	78,945,829
Mexico	118,455,378	—	—	118,455,378
Peru	6,212,361	—	—	6,212,361
Philippines	—	35,090,843	—	35,090,843
Poland	—	53,937,540	—	53,937,540
Qatar	—	39,108,137	—	39,108,137
Saudi Arabia	—	192,903,264	—	192,903,264
South Africa	15,154,102	115,222,093	—	130,376,195
South Korea	4,042,854	629,441,574	—	633,484,428
Taiwan	4,191,881	934,257,800	—	938,449,681
Thailand	81,431,539	8,465,884	—	89,897,423
Turkey	—	49,373,545	—	49,373,545
United Arab Emirates	—	76,114,692	—	76,114,692
United Kingdom	5,591,214	—	—	5,591,214
Preferred Stocks
Brazil	50,541,235	—	—	50,541,235
Chile	—	662,411	—	662,411
Colombia	551,785	—	—	551,785

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	—	$6,200	—	$6,200
Securities Lending Collateral	—	47,226,566	—	47,226,566

Total Investments in Securities	$678,305,359	$4,393,562,546	$965,892<>	$5,072,833,797

Financial Instruments
Assets
Futures Contracts**	$180,379	—	—	180,379

Total Financial Instruments	$180,379	—	—	$180,379

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.5%)
	BRAZIL — (4.2%)
*	Embraer SA, Sponsored ADR	293,047	$7,487,351	0.2%
	TOTVS SA	1,646,258	8,731,262	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,137,423	7,714,832	0.2%
	Ultrapar Participacoes SA	1,466,307	7,299,626	0.2%
	Other Securities		142,929,386	3.5%

	TOTAL BRAZIL		174,162,457	4.3%

	CHILE — (0.6%)
	Other Securities		25,197,451	0.6%

	CHINA — (19.0%)
	AAC Technologies Holdings, Inc.	2,164,500	6,888,814	0.2%
#*	Bilibili, Inc., Class Z	504,380	6,404,704	0.2%
	Bosideng International Holdings Ltd.	11,634,000	6,734,542	0.2%
††	Brilliance China Automotive Holdings Ltd.	9,222,000	7,657,813	0.2%
	China Gas Holdings Ltd.	8,237,600	7,713,119	0.2%
	China Power International Development Ltd.	16,804,333	6,781,147	0.2%
	Haitian International Holdings Ltd.	2,453,000	7,989,045	0.2%
	Hengan International Group Co. Ltd.	1,944,500	6,528,018	0.2%
	Kingsoft Corp. Ltd.	2,800,000	9,097,151	0.2%
*	Tongcheng Travel Holdings Ltd.	3,499,200	9,209,471	0.2%
	Xinyi Solar Holdings Ltd.	11,946,000	8,219,635	0.2%
Ω	Yadea Group Holdings Ltd.	3,806,000	7,321,490	0.2%
	Other Securities		690,103,943	16.8%

	TOTAL CHINA		780,648,892	19.2%

	COLOMBIA — (0.1%)
	Other Securities		6,031,482	0.1%

	GREECE — (0.5%)
	Other Securities		21,258,358	0.5%

	HONG KONG — (0.0%)
	Other Securities		1,937,501	0.0%

	HUNGARY — (0.1%)
	Other Securities		3,226,045	0.1%

	INDIA — (24.8%)
	AIA Engineering Ltd.	166,966	7,570,728	0.2%
	Apollo Tyres Ltd.	1,058,537	6,468,404	0.2%
	Bharat Heavy Electricals Ltd.	3,064,501	10,288,012	0.3%
	BSE Ltd.	221,938	7,362,329	0.2%
	Coforge Ltd.	124,463	7,572,840	0.2%
	Dixon Technologies India Ltd.	94,230	9,394,465	0.2%
	Federal Bank Ltd.	4,686,932	9,117,644	0.2%
	Fortis Healthcare Ltd.	1,577,328	8,289,732	0.2%
	Ipca Laboratories Ltd.	422,563	6,789,520	0.2%
	Jindal Stainless Ltd.	832,797	7,044,340	0.2%
	KEI Industries Ltd.	196,497	9,391,225	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	KPIT Technologies Ltd.	574,663	$10,201,036	0.3%
	LIC Housing Finance Ltd.	911,792	7,333,493	0.2%
	Petronet LNG Ltd.	1,773,588	6,575,787	0.2%
	Phoenix Mills Ltd.	318,175	12,069,904	0.3%
	Prestige Estates Projects Ltd.	430,830	7,099,123	0.2%
	REC Ltd.	1,511,711	9,190,886	0.2%
	Sundaram Finance Ltd.	130,148	7,374,793	0.2%
	Supreme Industries Ltd.	133,184	8,034,229	0.2%
*	Suzlon Energy Ltd.	23,338,088	11,467,571	0.3%
	Torrent Power Ltd.	356,612	6,424,305	0.2%
	Tube Investments of India Ltd.	161,374	7,253,322	0.2%
	Voltas Ltd.	434,117	7,656,440	0.2%
	Other Securities		827,252,780	20.1%

	TOTAL INDIA		1,017,222,908	25.1%

	INDONESIA — (1.7%)
	Other Securities		67,855,855	1.7%

	KUWAIT — (0.5%)
	Other Securities		20,642,981	0.5%

	MALAYSIA — (1.5%)
	Other Securities		60,479,506	1.5%

	MEXICO — (3.2%)
Ω	Banco del Bajio SA	2,398,641	8,866,042	0.2%
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,406,651	0.2%
	Grupo Comercial Chedraui SA de CV	1,597,509	11,763,045	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,044,855	0.3%
*	Industrias CH SAB de CV, Class B	1,683,487	18,183,419	0.5%
	Other Securities		74,127,864	1.7%

	TOTAL MEXICO		129,391,876	3.2%

	PHILIPPINES — (0.8%)
	Other Securities		31,492,091	0.8%

	POLAND — (1.4%)
#	Grupa Kety SA	52,444	10,867,161	0.3%
	KRUK SA	62,008	7,048,498	0.2%
	Other Securities		38,042,612	0.9%

	TOTAL POLAND		55,958,271	1.4%

	QATAR — (0.7%)
	Other Securities		30,470,405	0.7%

	SAUDI ARABIA — (4.7%)
*	Bank Al-Jazira	1,719,351	7,412,127	0.2%
	Other Securities		186,375,293	4.6%

	TOTAL SAUDI ARABIA		193,787,420	4.8%

	SOUTH AFRICA — (2.7%)
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,561,263	13,380,024	0.3%
	Other Securities		96,080,921	2.4%

	TOTAL SOUTH AFRICA		109,460,945	2.7%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (10.1%)
Other Securities		$413,205,747	10.2%

TAIWAN — (17.5%)
Other Securities		720,729,871	17.8%

THAILAND — (1.3%)
Other Securities		53,164,139	1.3%

TURKEY — (1.5%)
Other Securities		60,297,447	1.5%

UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Islamic Bank PJSC	4,010,162	12,192,023	0.3%
Emaar Development PJSC	2,871,694	6,523,794	0.2%
Other Securities		47,535,806	1.1%

TOTAL UNITED ARAB EMIRATES		66,251,623	1.6%

UNITED STATES — (0.0%)
Other Securities		98,991	0.0%

TOTAL COMMON STOCKS		4,042,972,262	99.6%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		25,064,277	0.6%

CHILE — (0.0%)
Other Securities		844,534	0.1%

COLOMBIA — (0.0%)
Other Securities		137,385	0.0%

INDIA — (0.0%)
Other Security		167	0.0%

PHILIPPINES — (0.0%)
Other Security		233,805	0.0%

TOTAL PREFERRED STOCKS		26,280,168	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3,366	0.0%

INDIA — (0.0%)
Other Security		69,154	0.0%

TAIWAN — (0.0%)
Other Securities		15,823	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,624	0.0%

TOTAL RIGHTS/WARRANTS		89,967	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,211,396,012)		4,069,342,397

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	3,234,759	37,419,687	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,248,815,699)		$4,106,762,084	101.2%

As of April 30, 2024, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	110	06/21/24	$28,261,288	$27,868,500	$(392,788)

Total Futures Contracts			$28,261,288	$27,868,500	$(392,788)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$164,783,179	$9,379,278	—	$174,162,457
Chile	1,555,317	23,642,134	—	25,197,451
China	26,582,429	744,761,789	$9,304,674	780,648,892
Colombia	5,211,808	819,674	—	6,031,482
Greece	425,775	20,832,583	—	21,258,358
Hong Kong	—	1,839,238	98,263	1,937,501
Hungary	—	3,226,045	—	3,226,045
India	398,834	1,016,805,899	18,175	1,017,222,908
Indonesia	—	67,612,843	243,012	67,855,855
Kuwait	19,320,864	1,322,117	—	20,642,981
Malaysia	19,099	60,460,407	—	60,479,506
Mexico	122,972,558	6,419,318	—	129,391,876
Philippines	—	31,489,339	2,752	31,492,091
Poland	—	55,958,271	—	55,958,271
Qatar	—	30,470,405	—	30,470,405
Saudi Arabia	471,687	193,315,733	—	193,787,420
South Africa	13,874,182	95,586,763	—	109,460,945
South Korea	496,818	411,189,040	1,519,889	413,205,747
Taiwan	—	720,685,951	43,920	720,729,871
Thailand	50,414,694	2,743,031	6,414	53,164,139
Turkey	—	60,297,447	—	60,297,447

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Arab Emirates	$808,460	$65,443,163	—		$66,251,623
United States	66,714	32,277	—		98,991
Preferred Stocks
Brazil	24,913,990	150,287	—		25,064,277
Chile	—	844,534	—		844,534
Colombia	137,385	—	—		137,385
India	—	167	—		167
Philippines	—	233,805	—		233,805
Rights/Warrants
Brazil	—	3,366	—		3,366
India	—	69,154	—		69,154
Taiwan	—	15,823	—		15,823
Thailand	—	1,624	—		1,624
Securities Lending Collateral	—	37,419,687	—		37,419,687

Total Investments in Securities	$432,453,793	$3,663,071,192	$11,237,099	<>	$4,106,762,084

Financial Instruments
Liabilities
Futures Contracts**	(392,788)	—	—		(392,788)

Total Financial Instruments	$(392,788)	—	—		$(392,788)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $500,677, $198,433, $106,626 and $35,346 of securities on loan, respectively)	$12,302,036	$2,974,540	$1,377,806	$1,571,975
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $481,758, $34,446, $6,162 and $36,649, respectively)	481,765	34,446	6,162	36,650
Segregated Cash for Futures Contracts	5,133	—	—	—
Foreign Currencies at Value	15,170	118	2,022	591
Cash	118,396	4,361	2,354	3,965
Receivables:
Investment Securities Sold	11,775	6,237	2,717	6,210
Dividends, Interest and Tax Reclaims	132,848	34,995	1,493	13,699
Securities Lending Income	803	276	202	28
Unrealized Gain on Foreign Currency Contracts	3	—	1	1
Prepaid Expenses and Other Assets	2	1	—	—

Total Assets	13,067,931	3,054,974	1,392,757	1,633,119

LIABILITIES:
Payables:
Upon Return of Securities Loaned	481,646	34,493	6,174	36,650
Investment Securities Purchased	19,179	4,996	3,572	—
Due to Advisor	2,100	251	115	129
Futures Margin Variation	1,740	—	—	—
Unrealized Loss on Foreign Currency Contracts	52	—	—	—
Accrued Expenses and Other Liabilities	597	191	109	78

Total Liabilities	505,314	39,931	9,970	36,857

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,562,617	$3,015,043	$1,382,787	$1,596,262

Investment Securities at Cost	$9,614,807	$2,691,088	$1,504,134	$1,411,512

Foreign Currencies at Cost	$15,361	$118	$2,035	$594

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $277,174, $122,872, $160,574 and $347,298 of securities on loan, respectively)	$5,472,341	$1,342,367	$5,025,607	$4,069,342
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $285,384, $123,784, $47,226 and $37,420, respectively)	285,382	123,784	47,227	37,420
Segregated Cash for Futures Contracts	—	—	1,628	1,298
Foreign Currencies at Value	5,978	115	21,265	31,675
Cash	10,994	2,327	29,266	5,467
Receivables:
Investment Securities Sold	1,204	3,002	5,180	5,438
Dividends, Interest and Tax Reclaims	44,687	958	7,481	9,028
Securities Lending Income	391	75	374	1,189
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	—	1	1	—

Total Assets	5,820,985	1,472,629	5,138,029	4,160,857

LIABILITIES:
Payables:
Upon Return of Securities Loaned	285,471	123,847	47,284	37,402
Investment Securities Purchased	—	1,356	2,701	—
Due to Advisor	454	112	406	660
Futures Margin Variation	—	—	552	440
Deferred Taxes Payable	—	—	59,214	62,432
Accrued Expenses and Other Liabilities	276	56	858	1,085

Total Liabilities	286,201	125,371	111,015	102,019

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,534,784	$1,347,258	$5,027,014	$4,058,838

Investment Securities at Cost	$4,471,327	$1,123,482	$3,029,391	$3,211,396

Foreign Currencies at Cost	$5,995	$116	$21,367	$31,786

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $27,018, $4,747, $375 and $237, respectively)	$240,715	$42,823	$20,592	$26,172
Income from Securities Lending, Net	2,118	1,593	1,259	128

Total Investment Income	242,833	44,416	21,851	26,300

Expenses
Investment Management Fees	12,425	1,492	666	737
Accounting & Transfer Agent Fees	126	34	15	16
Custodian Fees	292	127	68	32
Shareholders’ Reports	22	11	11	10
Directors’/Trustees’ Fees & Expenses	43	10	5	5
Professional Fees	93	20	9	9
Other	197	82	18	21

Total Expenses.	13,198	1,776	792	830

Net Expenses	13,198	1,776	792	830

Net Investment Income (Loss)	229,635	42,640	21,059	25,470

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	63,834	46,402	(49,265)	(19,012)
Affiliated Investment Companies Shares Sold	5	1	2	1
Futures	13,675	—	—	—
Foreign Currency Transactions	2,777	170	467	528
In-Kind Redemptions	79,168	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,610,140	233,112	198,095	275,684
Affiliated Investment Companies Shares	7	1	—	1
Futures	960	—	—	—
Translation of Foreign Currency-Denominated Amounts	(949)	(1,103)	27	(26)

Net Realized and Unrealized Gain (Loss)	1,769,617	278,583	149,326	257,176

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,999,252	$321,223	$170,385	$282,646

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,380, $2,609, $6,374 and $4,652, respectively)	$66,476	$14,798	$51,868	$34,071
Income from Securities Lending, Net	1,999	453	1,694	5,607

Total Investment Income	68,475	15,251	53,562	39,678

Expenses
Investment Management Fees	2,639	639	2,381	4,011
Accounting & Transfer Agent Fees	54	13	52	49
Custodian Fees	217	22	934	1,166
Shareholders’ Reports	15	10	14	14
Directors’/Trustees’ Fees & Expenses	18	5	17	14
Professional Fees	40	8	62	76
Other	70	16	66	61

Total Expenses	3,053	713	3,526	5,391

Net Expenses	3,053	713	3,526	5,391

Net Investment Income (Loss)	65,422	14,538	50,036	34,287

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	85,563	11,423	15,495	34,422
Affiliated Investment Companies Shares Sold	18	9	5	3
Futures	103	—	2,607	3,701
Foreign Currency Transactions	207	(75)	(743)	(681)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	699,544	160,639	594,030	480,822
Affiliated Investment Companies Shares	(3)	—	1	—
Futures	—	—	2,190	1,425
Translation of Foreign Currency-Denominated Amounts	(115)	8	(70)	(68)

Net Realized and Unrealized Gain (Loss)	785,317	172,004	613,515	519,624

Net Increase (Decrease) in Net Assets Resulting from Operations	$850,739	$186,542	$663,551	$553,911

**	Net of foreign capital gain taxes withheld of $0, $0, $3,823 and $7,124, respectively.
***	Including foreign capital gain taxes of $0, $0, $(19,728) and $(20,736), respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$229,635	$521,529	$42,640	$74,994	$21,059	$56,434
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	63,834	(82,311)	46,402	(18,627)	(49,265)	(71,672)
Affiliated Investment Companies Shares Sold	5	40	1	5	2	2
Futures	13,675	13,590	—	—	—	—
Foreign Currency Transactions	2,777	(3,403)	170	(1,676)	467	(160)
In-Kind Redemptions	79,168	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,610,140	1,357,100	233,112	411,469	198,095	24,799
Affiliated Investment Companies Shares	7	193	1	18	—	7
Futures	960	(9,976)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(949)	3,266	(1,103)	363	27	(26)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,999,252	1,800,028	321,223	466,546	170,385	9,384

Transactions in Interest:
Contributions	233,188	250,078	24,322	89,497	60,015	142,192
Withdrawals	(1,111,596)	(1,135,466)	(151,675)	(255,213)	(49,754)	(143,456)

Net Increase (Decrease) from Transactions in Interest	(878,408)	(885,388)	(127,353)	(165,716)	10,261	(1,264)

Total Increase (Decrease) in Net Assets	1,120,844	914,640	193,870	300,830	180,646	8,120
Net Assets
Beginning of Period	11,441,773	10,527,133	2,821,173	2,520,343	1,202,141	1,194,021

End of Period	$12,562,617	$11,441,773	$3,015,043	$2,821,173	$1,382,787	$1,202,141

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,470	$52,045	$65,422	$157,395	$14,538	$31,559
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(19,012)	(66,245)	85,563	(20,150)	11,423	39,665
Affiliated Investment Companies Shares Sold	1	5	18	32	9	12
Futures	—	(38)	103	—	—	100
Foreign Currency Transactions	528	624	207	(947)	(75)	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	275,684	124,537	699,544	387,371	160,639	(25,591)
Affiliated Investment Companies Shares	1	7	(3)	103	—	84
Translation of Foreign
Currency-Denominated Amounts	(26)	(27)	(115)	2,185	8	(11)

Net Increase (Decrease) in Net Assets Resulting from Operations	282,646	110,908	850,739	525,989	186,542	45,714

Transactions in Interest:
Contributions	66,494	49,887	126,899	78,110	5,311	11,312
Withdrawals	(4,791)	(76,729)	(84,567)	(308,949)	(21,994)	(94,687)

Net Increase (Decrease) from Transactions in Interest	61,703	(26,842)	42,332	(230,839)	(16,683)	(83,375)

Total Increase (Decrease) in Net Assets	344,349	84,066	893,071	295,150	169,859	(37,661)
Net Assets
Beginning of Period	1,251,913	1,167,847	4,641,713	4,346,563	1,177,399	1,215,060

End of Period	$1,596,262	$1,251,913	$5,534,784	$4,641,713	$1,347,258	$1,177,399

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,036	$151,343	$34,287	$116,485
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	15,495	(74,176)	34,422	(52,118)
Affiliated Investment Companies Shares Sold	5	(7)	3	13
Futures	2,607	1,925	3,701	2,911
Foreign Currency Transactions	(743)	(1,157)	(681)	(623)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	594,030	447,867	480,822	476,799
Affiliated Investment Companies Shares	1	35	—	25
Futures	2,190	140	1,425	1,364
Translation of Foreign Currency-Denominated Amounts	(70)	(15)	(68)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	663,551	525,955	553,911	544,864

Transactions in Interest:
Contributions	145,735	213,807	44,343	188,166
Withdrawals	(161,267)	(353,195)	(353,855)	(439,510)

Net Increase (Decrease) from Transactions in Interest	(15,532)	(139,388)	(309,512)	(251,344)

Total Increase (Decrease) in Net Assets	648,019	386,567	244,399	293,520
Net Assets
Beginning of Period	4,378,995	3,992,428	3,814,439	3,520,919

End of Period	$5,027,014	$4,378,995	$4,058,838	$3,814,439

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $3,823 and $7,124, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,865 and $7,734, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(19,728) and $(20,736), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(2,454) and $(11,992), respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Total Return	17.57	%(B)	17.00%	(13.82%)	51.09%	(18.68%)	3.60%	11.66	%(B)	18.71%	(23.60%)	13.08%	(1.93%)	4.47%

Net Assets, End of Period (thousands)	$12,562,617		$11,441,773	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$3,015,043		$2,821,173	$2,520,343	$3,416,144	$2,943,153	$3,748,177
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.22%	0.21%	0.21%	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.70	%(C)	4.34%	4.36%	3.50%	2.77%	3.92%	2.86	%(C)	2.63%	2.56%	2.11%	2.13%	2.32%
Portfolio Turnover Rate	6	%(B)	13%	15%	9%	12%	16%	7	%(B)	9%	11%	11%	5%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Total Return	14.23	%(B)	0.60%	(26.65%)	38.31%	0.14%	5.27%	22.37	%(B)	9.20%	(33.34%)	51.93%	(14.87%)	10.67%

Net Assets, End of Period (thousands)	$1,382,787		$1,202,141	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,596,262		$1,251,913	$1,167,847	$1,897,276	$1,475,782	$2,277,451
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.16	%(C)	4.37%	4.23%	3.42%	4.21%	4.11%	3.46	%(C)	3.88%	4.07%	2.27%	2.38%	3.43%
Portfolio Turnover Rate	6	%(B)	17%	19%	19%	18%	18%	7	%(B)	9%	14%	12%	9%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Total Return	18.43	%(B)	11.76%	(29.07%)	51.24%	(2.23%)	8.43%	15.95	%(B)	3.53%	(12.52%)	59.72%	6.02%	1.00%

Net Assets, End of Period (thousands)	$5,534,784		$4,641,713	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$1,347,258		$1,177,399	$1,215,060	$1,451,408	$970,883	$1,148,615
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.12%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.48	%(C)	3.14%	2.85%	2.11%	2.15%	2.74%	2.28	%(C)	2.47%	3.00%	1.90%	2.08%	2.37%
Portfolio Turnover Rate	7	%(B)	11%	11%	17%	8%	17%	7	%(B)	17%	15%	27%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Total Return	15.19	%(B)	13.27%	(25.79%)	22.22%	2.67%	11.40%	14.85	%(B)	15.47%	(22.31%)	36.03%	1.25%	13.47%

Net Assets, End of Period (thousands)	$5,027,014		$4,378,995	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$4,058,838		$3,814,439	$3,520,919	$5,128,719	$4,906,954	$6,430,367
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.14%	0.15%	0.15%	0.13%	0.14%	0.27	%(C)	0.25%	0.26%	0.27%	0.25%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.16%	0.15%	0.14%	0.15%	0.27	%(C)	0.26%	0.26%	0.27%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.10	%(C)	3.32%	3.26%	2.42%	2.38%	3.04%	1.71	%(C)	2.93%	2.91%	2.47%	2.64%	2.90%
Portfolio Turnover Rate	8	%(B)	14%	10%	19%	22%	9%	5	%(B)	19%	12%	16%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2024, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2024, the total related amounts paid by the Trust to the CCO were $21 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$141
The Japanese Small Company Series	37
The Asia Pacific Small Company Series	17
The United Kingdom Small Company Series	24
The Continental Small Company Series	29
The Canadian Small Company Series	8
The Emerging Markets Series	57
The Emerging Markets Small Cap Series	51

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$689,611	$1,213,954
The Japanese Small Company Series	213,112	311,193
The Asia Pacific Small Company Series	136,802	79,359
The United Kingdom Small Company Series	186,227	102,081
The Continental Small Company Series	490,583	391,263
The Canadian Small Company Series	92,251	96,603
The Emerging Markets Series	412,429	385,654
The Emerging Markets Small Cap Series	186,504	473,775

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

Total	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$29,019	$117,774	$112,349	$1	$1	$34,446	2,978	$1,163	—

Total	$29,019	$117,774	$112,349	$1	$1	$34,446	2,978	$1,163	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$11,830	$25,734	$31,404	$2	—	$6,162	533	$332	—

Total	$11,830	$25,734	$31,404	$2	—	$6,162	533	$332	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$11,602	$54,895	$29,849	$1	$1	$36,650	3,168	$471	—

Total	$11,602	$54,895	$29,849	$1	$1	$36,650	3,168	$471	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$151,094	$497,521	$363,248	$18	$(3)	$285,382	24,670	$5,569	—

Total	$151,094	$497,521	$363,248	$18	$(3)	$285,382	24,670	$5,569	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$85,252	$386,079	$347,556	$9	—	$123,784	10,701	$2,204	—

Total	$85,252	$386,079	$347,556	$9	—	$123,784	10,701	$2,204	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

Total	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$46,467	$106,184	$115,234	$3	—	$37,420	3,235	$998	—

Total	$46,467	$106,184	$115,234	$3	—	$37,420	3,235	$998	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,157,970	$3,307,039	$(619,804)	$2,687,235
The Japanese Small Company Series	2,807,931	671,511	(388,059)	283,452
The Asia Pacific Small Company Series	1,542,632	254,123	(380,452)	(126,329)
The United Kingdom Small Company Series	1,458,801	400,065	(239,602)	160,463
The Continental Small Company Series	4,797,632	1,688,501	(687,510)	1,000,991
The Canadian Small Company Series	1,272,290	364,557	(145,672)	218,885
The Emerging Markets Series	3,146,315	2,296,981	(300,764)	1,996,217
The Emerging Markets Small Cap Series	3,357,034	1,556,238	(698,300)	857,938

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$120,429
The Emerging Markets Series	33,229
The Emerging Markets Small Cap Series	29,076

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
The Emerging Markets Series	$180	$180

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(2)
The DFA International Value Series	$(3,497)	$(3,497)
The Emerging Markets Small Cap Series	(393)	(393)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$13,675	$13,675
The Continental Small Company Series	103	103
The Emerging Markets Series	2,607	2,607
The Emerging Markets Small Cap Series	3,701	3,701

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$960	$960
The Emerging Markets Series	2,190	2,190
The Emerging Markets Small Cap Series	1,425	1,425

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	6.08%	$1,658	10	$3	$3,809	—
The Japanese Small Company Series	6.08%	811	1	—	811	—
The United Kingdom Small Company Series	6.08%	1,492	3	1	1,492	—
The Continental Small Company Series	6.08%	195	1	—	195	—
The Emerging Markets Small Cap Series	6.08%	3,468	1	1	3,468	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2024, activity by the under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	Borrower	5.69%	$51,243	4	$32	$51,243	—
The Japanese Small Company Series	Borrower	5.69%	$50,906	5	$40	$54,029	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$152,440	$70,473	$4,988
The Japanese Small Company Series	15,314	31,946	5,953
The Asia Pacific Small Company Series	21,849	11,979	(4,612)
The United Kingdom Small Company Series	31,988	11,847	(2,092)
The Continental Small Company Series	41,230	17,376	(2,363)
The Canadian Small Company Series	30,015	8,365	3,070
The Emerging Markets Series	1,240	782	(98)
The Emerging Markets Small Cap Series	133	2,060	(653)

J. Securities Lending:

As of April 30, 2024, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$63,165
The Japanese Small Company Series	190,748
The Asia Pacific Small Company Series	107,949
The Continental Small Company Series	7,582
The Canadian Small Company Series	5,568
The Emerging Markets Series	125,789
The Emerging Markets Small Cap Series	332,217

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the realized net gains (losses) on in-kind redemptions as follows:

The DFA International Value Series	$79,168

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,170.10	0.15%	$0.81
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.12	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value
Fund
Communication Services	2.4%
Consumer Discretionary	9.9%
Consumer Staples	2.5%
Energy	11.0%
Financials	31.1%
Health Care	2.4%
Industrials	9.7%
Information Technology	13.0%
Materials	13.3%
Real Estate	3.5%
Utilities	1.2%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
BRAZIL — (3.7%)
Petroleo Brasileiro SA	11,148,884	$95,029,389	0.9%
# Petroleo Brasileiro SA, Sponsored ADR	7,727,618	124,569,202	1.1%
Petroleo Brasileiro SA, Sponsored ADR	2,471,880	41,947,804	0.4%
Other Securities		147,084,630	1.3%

TOTAL BRAZIL		408,631,025	3.7%

CHILE — (0.5%)
Other Securities		58,877,907	0.5%

CHINA — (23.4%)
Agricultural Bank of China Ltd., Class H	93,468,000	41,678,398	0.4%
Alibaba Group Holding Ltd.	20,938,200	196,045,638	1.8%
* Baidu, Inc., Sponsored ADR	624,224	64,544,762	0.6%
Bank of China Ltd., Class H	284,847,817	127,751,408	1.2%
China Construction Bank Corp., Class H	393,120,101	254,345,042	2.4%
China Petroleum & Chemical Corp., Class H	95,493,575	57,000,266	0.5%
China Resources Land Ltd.	11,585,000	41,657,751	0.4%
Industrial & Commercial Bank of China Ltd., Class H	180,841,996	96,972,547	0.9%
PetroChina Co. Ltd., Class H	90,670,000	84,480,964	0.8%
Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	116,229,713	1.1%
Other Securities		1,481,439,431	13.4%

TOTAL CHINA		2,562,145,920	23.5%

COLOMBIA — (0.1%)
Other Securities		8,378,484	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		12,191,695	0.1%

GREECE — (0.5%)
Other Securities		53,314,707	0.5%

HONG KONG — (0.0%)
Other Securities		11,749	0.0%

HUNGARY — (0.2%)
Other Securities		24,136,179	0.2%

INDIA — (19.6%)
Axis Bank Ltd.	10,198,375	141,928,590	1.3%
HDFC Bank Ltd.	3,892,230	70,468,936	0.7%
Hindalco Industries Ltd.	5,501,565	42,285,007	0.4%
ICICI Bank Ltd., Sponsored ADR	2,702,493	74,399,629	0.7%
* Jio Financial Services Ltd.	9,844,822	44,185,694	0.4%
JSW Steel Ltd.	3,977,863	41,991,303	0.4%
Larsen & Toubro Ltd.	1,309,639	56,259,216	0.5%
Mahindra & Mahindra Ltd.	2,449,241	63,279,449	0.6%
REC Ltd.	7,646,370	46,488,335	0.4%
Reliance Industries Ltd.	11,159,215	391,469,003	3.6%
State Bank of India	7,741,976	75,988,962	0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Tata Steel Ltd.	26,276,288	$51,716,869	0.5%
Other Securities		1,044,974,664	9.5%

TOTAL INDIA		2,145,435,657	19.7%

INDONESIA — (1.5%)
Other Securities		169,203,406	1.5%

KUWAIT — (0.3%)
Other Securities		31,293,555	0.3%

MALAYSIA — (1.6%)
Other Securities		174,366,045	1.6%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	3,914,576	38,828,704	0.4%
Grupo Mexico SAB de CV, Class B	8,985,336	55,525,162	0.5%
Other Securities		228,125,849	2.0%

TOTAL MEXICO		322,479,715	2.9%

PHILIPPINES — (0.8%)
Other Securities		82,530,849	0.8%

POLAND — (0.9%)
ORLEN SA	2,616,360	42,658,139	0.4%
Other Securities		57,592,791	0.5%

TOTAL POLAND		100,250,930	0.9%

QATAR — (0.7%)
Other Securities		73,642,455	0.7%

SAUDI ARABIA — (3.9%)
Saudi Awwal Bank	3,857,265	41,858,659	0.4%
Saudi Basic Industries Corp.	3,103,274	69,917,739	0.7%
Saudi National Bank	7,722,754	77,308,289	0.7%
Other Securities		232,354,073	2.1%

TOTAL SAUDI ARABIA		421,438,760	3.9%

SOUTH AFRICA — (2.5%)
Other Securities		270,321,565	2.5%

SOUTH KOREA — (12.3%)
Hana Financial Group, Inc.	1,106,230	46,657,236	0.5%
Hyundai Motor Co.	482,676	86,821,774	0.8%
# KB Financial Group, Inc., ADR	1,814,985	97,954,740	0.9%
Kia Corp.	1,118,017	94,721,269	0.9%
LG Electronics, Inc.	506,987	33,766,379	0.3%
# POSCO Holdings, Inc., Sponsored ADR	752,158	53,816,905	0.5%
Samsung Electronics Co. Ltd.	3,630,212	201,791,281	1.9%
# Shinhan Financial Group Co. Ltd., ADR	993,611	33,534,371	0.3%
Other Securities		693,363,587	6.2%

TOTAL SOUTH KOREA		1,342,427,542	12.3%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (18.8%)
# ASE Technology Holding Co. Ltd.	13,906,000	$62,557,482	0.6%
# Cathay Financial Holding Co. Ltd.	23,968,201	37,063,330	0.4%
China Steel Corp.	44,325,320	33,767,989	0.3%
CTBC Financial Holding Co. Ltd.	74,608,073	77,869,822	0.7%
Fubon Financial Holding Co. Ltd.	25,483,365	53,910,530	0.5%
Hon Hai Precision Industry Co. Ltd.	42,212,192	200,944,704	1.9%
# United Microelectronics Corp.	42,425,681	65,183,765	0.6%
Yuanta Financial Holding Co. Ltd.	39,747,131	37,284,227	0.4%
Other Securities		1,485,653,061	13.4%

TOTAL TAIWAN		2,054,234,910	18.8%

THAILAND — (1.7%)
PTT PCL	45,410,900	41,355,042	0.4%
Other Securities		145,502,336	1.3%

TOTAL THAILAND		186,857,378	1.7%

TURKEY — (1.1%)
Other Securities		120,315,950	1.1%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	25,662,471	57,383,735	0.5%
Other Securities		85,675,520	0.8%

TOTAL UNITED ARAB EMIRATES		143,059,255	1.3%

UNITED KINGDOM — (0.0%)
Other Security		1,264,565	0.0%

TOTAL COMMON STOCKS		10,766,810,203	98.6%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA , 8.432%	5,630,679	45,565,060	0.4%
Other Securities		42,450,022	0.4%

TOTAL BRAZIL		88,015,082	0.8%

COLOMBIA — (0.1%)
Other Securities		5,512,864	0.1%

INDIA — (0.0%)
Other Security		33	0.0%

PHILIPPINES — (0.0%)
Other Security		465,694	0.0%

TAIWAN — (0.0%)
Other Security		140,794	0.0%

TOTAL PREFERRED STOCKS		94,134,467	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3,768	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$82,500	0.0%

THAILAND — (0.0%)
Other Securities		471	0.0%

TOTAL RIGHTS/WARRANTS		86,739	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,674,227,426)		10,861,031,409

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	7,020,581	81,214,079	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $8,755,439,619)		$10,942,245,488	100.2%

As of April 30, 2024, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	476	06/21/24	$123,811,859	$120,594,600	$(3,217,259)

Total Futures Contracts			$123,811,859	$120,594,600	$(3,217,259)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$407,313,944	$1,317,081	—	$408,631,025
Chile	—	58,877,907	—	58,877,907
China	127,150,819	2,418,501,934	$16,493,167	2,562,145,920
Colombia	8,375,855	2,629	—	8,378,484
Czech Republic	—	12,191,695	—	12,191,695
Greece	—	53,314,707	—	53,314,707
Hong Kong	—	9,850	1,899	11,749
Hungary	—	24,136,179	—	24,136,179
India	83,155,016	2,060,557,055	1,723,586	2,145,435,657
Indonesia	—	168,833,061	370,345	169,203,406
Kuwait	24,121,593	7,171,962	—	31,293,555
Malaysia	34,662	174,331,383	—	174,366,045
Mexico	314,655,809	7,823,906	—	322,479,715
Philippines	—	82,524,503	6,346	82,530,849
Poland	—	100,250,930	—	100,250,930
Qatar	—	73,642,455	—	73,642,455
Saudi Arabia	1,012,405	420,426,355	—	421,438,760
South Africa	7,176,990	263,144,575	—	270,321,565

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
South Korea	$195,747,840	$1,145,169,148	$1,510,554		$1,342,427,542
Taiwan	17,238,331	2,036,851,520	145,059		2,054,234,910
Thailand	176,302,626	10,554,752	—		186,857,378
Turkey	—	120,315,950	—		120,315,950
United Arab Emirates	459,964	142,599,291	—		143,059,255
United Kingdom	1,264,565	—	—		1,264,565
Preferred Stocks
Brazil	87,922,195	92,887	—		88,015,082
Colombia	5,512,864	—	—		5,512,864
India	—	33	—		33
Philippines	—	465,694	—		465,694
Taiwan	—	140,794	—		140,794
Rights/Warrants
Brazil	—	3,768	—		3,768
India	—	82,500	—		82,500
Thailand	—	471	—		471
Securities Lending Collateral	—	81,214,079	—		81,214,079

Total Investments in Securities	$1,457,445,478	$9,464,549,054	$20,250,956	<>	$10,942,245,488

Financial Instruments
Liabilities
Futures Contracts**	(3,217,259)	—	—		(3,217,259)

Total Financial Instruments	$(3,217,259)	—	—		$(3,217,259)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $444,452 of securities on loan)*	$10,861,031
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $81,212)	81,214
Segregated Cash for Futures Contracts	5,617
Foreign Currencies at Value	106,010
Cash	36,403
Receivables:
Investment Securities Sold	20,183
Dividends, Interest and Tax Reclaims	11,623
Securities Lending Income	1,224
Prepaid Expenses and Other Assets	2

Total Assets	11,123,307

LIABILITIES:
Payables:
Upon Return of Securities Loaned	81,211
Due to Advisor	895
Futures Margin Variation	1,904
Deferred Taxes Payable	121,440
Accrued Expenses and Other Liabilities	1,983

Total Liabilities	207,433

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,915,874

Investment Securities at Cost	$8,674,227

Foreign Currencies at Cost	$109,308

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,097)	$119,205
Income from Securities Lending, Net	5,202

Total Investment Income	124,407

Expenses
Investment Management Fees	5,387
Accounting & Transfer Agent Fees	117
Custodian Fees	1,912
Shareholders’ Reports	55
Directors’/Trustees’ Fees & Expenses	38
Professional Fees	138
Other	226

Total Expenses	7,873

Net Expenses	7,873

Net Investment Income (Loss)	116,534

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	175,133
Affiliated Investment Companies Shares Sold	6
Futures	9,709
Foreign Currency Transactions	(2,978)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,375,356
Affiliated Investment Companies Shares	4
Futures	324
Translation of Foreign Currency-Denominated Amounts	(85)

Net Realized and Unrealized Gain (Loss)	1,557,469

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,674,003

**	Net of foreign capital gain taxes withheld of $16,174.
***	Including foreign capital gain taxes of $(41,614).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$116,534	$462,712
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	175,133	13,066
Affiliated Investment Companies Shares Sold	6	36
Futures	9,709	6,571
Foreign Currency Transactions	(2,978)	(5,395)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,375,356	1,083,861
Affiliated Investment Companies Shares	4	81
Futures	324	(1,409)
Translation of Foreign Currency-Denominated Amounts	(85)	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,674,003	1,559,509

Transactions in Interest:
Contributions	64,011	466,478
Withdrawals	(952,426)	(1,655,840)

Net Increase (Decrease) from Transactions in Interest	(888,415)	(1,189,362)

Total Increase (Decrease) in Net Assets	785,588	370,147
Net Assets
Beginning of Period	10,130,286	9,760,139

End of Period	$10,915,874	$10,130,286

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $16,174.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $12,151.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(41,614).
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(13,476).

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Total Return	17.01	%(B)	16.09%	(19.27%)	35.69%	(9.41%)	5.24%

Net Assets, End of Period (thousands)	$10,915,874		$10,130,286	$9,760,139	$13,469,705	$12,870,255	$17,426,097
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.14%	0.15%	0.14%	0.14%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.15%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.16	%(C)	4.33%	4.79%	3.26%	3.25%	2.95%
Portfolio Turnover Rate	5	%(B)	12%	14%	14%	20%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $272 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2024, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $3 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$272

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$502,771	$1,296,622

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$123,700	$418,895	$461,391	$6	$4	$81,214	7,021	$3,138	—

Total	$123,700	$418,895	$461,391	$6	$4	$81,214	7,021	$3,138	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$8,988,424	$3,680,091	$(1,493,619)	$2,186,472

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$105,312

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$(3,217)	$(3,217)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$9,709	$9,709

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$324	$324

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Fund under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2024, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$563	$3,354	$(1,415)

J. Securities Lending:

As of April 30, 2024, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$488,531

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043024-001SI
00299851

THE DFA SHORT TERM INVESTMENT FUND

SEMI-ANNUAL REPORT

SIX MONTHS ENDED APRIL 30, 2024

(UNAUDITED)

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec. gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling collect to (512) 306-7400, or by sending an e-mail request to document_requests@dimensional.com.

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Portfolio Holdings

April 30, 2024 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2024:

Security Allocation	Percent of Investments
Commercial Paper	35.7%
U.S. Treasury Obligations	31.6
Repurchase Agreements	22.2
Yankee Certificates of Deposit	9.8
U.S. Government Agency Mortgages	0.7

Total Investments	100.0%

See accompanying Notes to Financial Statements.

3

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

April 30, 2024 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 35.7%
(r)++ANZ Banking Group, Ltd.	5.50% (SOFR + 18 bps)	08/23/24	105,000,000	105,019,402
(r)++ANZ Banking Group, Ltd.	5.74% (SOFR + 43 bps)	12/13/24	125,000,000	125,150,595
(r)Bank of Montreal	5.48% (SOFR + 16 bps)	08/14/24	175,000,000	174,997,744
(r)Bank of Montreal Chicago	5.47% (SOFR + 15 bps)	09/05/24	75,000,000	74,990,911
(r)++Bank of Nova Scotia (The)	5.49% (SOFR + 17 bps)	09/09/24	150,000,000	149,990,730
(y)BNP Paribas	5.31%	05/07/24	150,000,000	149,845,270
(y)BNP Paribas	5.38%	07/17/24	125,000,000	123,560,359
(y)Canadian Imperial Bank of Commerce	5.32%	05/01/24	200,000,000	199,970,448
(y)Canadian Imperial Bank of Commerce	5.32%	05/03/24	45,000,000	44,980,058
(r)++Commonwealth Bank of Australia	5.86% (SOFR + 55 bps)	10/10/24	100,000,000	100,171,196
(r)++Commonwealth Bank of Australia	5.86% (SOFR + 55 bps)	10/11/24	50,000,000	50,085,772
(y)Credit Agricole CIB NY	5.31%	06/13/24	105,000,000	104,322,426
(y)Credit Agricole CIB NY	5.33%	06/26/24	135,000,000	133,871,058
(y)Credit Agricole CIB NY	5.33%	06/28/24	50,000,000	49,567,181
(y)DNB NORBANK ASA	5.29%	05/08/24	160,000,000	159,812,090
(y)DNB NORBANK ASA	5.31%	05/28/24	35,000,000	34,856,082
(y)DNB NORBANK ASA	5.33%	07/01/24	100,000,000	99,090,242
(y)DNB NORBANK ASA	5.35%	07/17/24	50,000,000	49,427,329
(y)DNB NORBANK ASA	5.35%	07/23/24	60,000,000	59,259,736
(y)++DNB NORBANK ASA	5.36%	07/25/24	50,000,000	49,368,370
(y)John Deere Capital Corp.	5.37%	06/06/24	90,000,000	89,506,328
(y)Kreditanstalt fuer Wiederaufbau	5.20%	05/02/24	32,000,000	31,990,750
(y)Mizuho Bank, Ltd.	5.34%	06/03/24	150,000,000	149,247,476
(y)Mizuho Bank, Ltd.	5.34%	06/04/24	150,000,000	149,224,799
(r)++National Australia Bank, Ltd.	5.49% (SOFR + 17 bps)	09/16/24	75,000,000	74,996,002
(r)++National Australia Bank, Ltd.	5.85% (SOFR + 54 bps)	09/27/24	80,000,000	80,113,970
(r)++National Australia Bank, Ltd.	5.75% (SOFR + 44 bps)	11/01/24	130,000,000	130,148,855
(r)++National Australia Bank, Ltd.	5.55% (SOFR + 23 bps)	11/05/24	60,000,000	60,005,053
(y)++Nederlandse Waterschapsbank NV	5.33%	05/06/24	23,000,000	22,979,579
(y)Province of Quebec Canada	5.29%	05/02/24	36,000,000	35,989,414
(y)PSP Capital, Inc.	5.30%	05/01/24	100,000,000	99,985,270
(r)++Royal Bank of Canada NY	5.86% (SOFR + 55 bps)	09/11/24	50,000,000	50,065,808
(y)Sanofi-Aventis	5.38%	06/21/24	78,000,000	77,398,059
(y)Societe Generale North America, Inc.	5.32%	06/12/24	40,950,000	40,691,315
(y)Societe Generale North America, Inc.	5.33%	07/18/24	50,000,000	49,421,643
(y)Societe Generale North America, Inc.	5.33%	07/24/24	150,000,000	148,135,490
(y)Sumitomo Mitsui Bank NY	5.37%	06/06/24	115,000,000	114,369,070
(y)Sumitomo Mitsui Bank NY	5.37%	06/12/24	150,000,000	149,044,815
(y)Sumitomo Mitsui Bank NY	5.36%	06/18/24	35,000,000	34,746,348
(y)Swedbank AB	5.27%	05/03/24	25,000,000	24,989,016
(y)Swedbank AB	5.29%	05/15/24	125,000,000	124,725,052
(y)++Swedbank AB	5.29%	05/16/24	125,000,000	124,706,695
(y)++Toronto Dominion Bank NY	5.31%	05/22/24	35,000,000	34,886,708
(y)Toronto Dominion Bank NY	5.33%	06/11/24	135,000,000	134,165,785
(y)Toronto Dominion Bank NY	5.35%	06/24/24	115,000,000	114,067,472
(y)Total Capital SA	5.37%	05/22/24	100,000,000	99,672,879
(y)Total Capital SA	5.38%	05/29/24	81,500,000	81,148,160
(y)TotalEnergies Capital SA	5.33%	05/03/24	95,000,000	94,957,815
(y)Toyota Motor Credit Corp.	5.31%	05/14/24	50,000,000	49,897,020
(r)++United Overseas Bank, Ltd.	5.65% (SOFR + 33 bps)	06/28/24	150,000,000	150,068,850
(r)++United Overseas Bank, Ltd.	5.65% (SOFR + 33 bps)	07/01/24	100,000,000	100,043,916
(y)++United Overseas Bank, Ltd.	5.44%	07/15/24	150,000,000	148,296,333
(r)++Westpac Banking Corp.	5.87% (SOFR + 55 bps)	05/01/24	70,000,000	70,000,864
(r)++Westpac Banking Corp.	5.94% (SOFR + 62 bps)	05/24/24	90,000,000	90,031,765
(r)++Westpac Banking Corp.	5.63% (SOFR + 31 bps)	03/28/25	75,000,000	75,004,751

TOTAL COMMERCIAL PAPER (Cost $5,142,734,519)			5,161,450,000	5,143,060,124

YANKEE CERTIFICATES OF DEPOSIT - 9.8%
(r)Bank of Montreal Chicago	5.94% (SOFR + 62 bps)	08/30/24	75,000,000	75,105,823
(r)Bank of Montreal Chicago	5.86% (SOFR + 54 bps)	10/04/24	100,000,000	100,156,505
(r)Bank of Montreal Chicago	5.84% (SOFR + 52 bps)	11/15/24	55,000,000	55,086,807
(r)Bank of Nova Scotia	5.87% (SOFR + 55 bps)	10/04/24	50,000,000	50,076,761
(r)Bank of Nova Scotia	5.80% (SOFR + 48 bps)	12/02/24	115,000,000	115,149,295
(r)Canadian Imperial Bank of Commerce	5.98% (SOFR + 66 bps)	07/29/24	75,000,000	75,113,149
(r)Canadian Imperial Bank of Commerce	5.43% (SOFR + 11 bps)	08/23/24	150,000,000	150,023,021
(r)Cooperatieve Rabobank UA	5.63% (SOFR + 31 bps)	03/03/25	150,000,000	150,053,216
(r)Rabobank Nederland NV NY	5.56% (SOFR + 24 bps)	10/23/24	90,000,000	90,026,970
(r)++Royal Bank of Canada	5.95% (SOFR + 63 bps)	06/25/24	75,000,000	75,055,802

See accompanying Notes to Financial Statements.

4

(r)Royal Bank of Canada NY	5.87% (SOFR + 55 bps)	09/20/24	40,000,000	40,055,840
(r)Royal Bank of Canada NY	5.86% (SOFR + 54 bps)	10/02/24	125,000,000	125,182,310
(r)Royal Bank of Canada NY	5.86% (SOFR + 54 bps)	10/07/24	35,000,000	35,052,577
(r)Royal Bank of Canada NY	5.88% (SOFR + 56 bps)	11/04/24	40,000,000	40,072,660
(r)Toronto Dominion Bank NY	5.98% (SOFR + 66 bps)	06/06/24	100,000,000	100,056,309
(r)Toronto Dominion Bank NY	5.89% (SOFR + 57 bps)	08/30/24	55,000,000	55,068,445
(r)Toronto Dominion Bank NY	5.86% (SOFR + 54 bps)	10/03/24	40,000,000	40,055,574
(r)Westpac Banking Corp.	5.65% (SOFR + 33 bps)	01/17/25	40,000,000	40,029,867

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,410,000,000)			1,410,000,000	1,411,420,931

REPURCHASE AGREEMENTS - 22.2%
Barclays Bank PLC (Purchased on 4/30/24, proceeds at maturity $500,073,611, collateralized by U.S. Treasury Obligations, (2.25%), (11/15/27), market value of $510,000,082)	5.30%	05/01/24	500,000,000	500,000,000
BofA Securities, Inc. (Purchased on 4/30/24, proceeds at maturity $100,014,583, collateralized by U.S. Treasury Obligations, (0.00%), (2/15/32), market value of $102,000,000)	5.25%	05/01/24	100,000,000	100,000,000
Federal Reserve Bank NY (Purchased on 4/30/24, proceeds at maturity $700,103,056, collateralized by U.S. Treasury Obligations, (1.13% - 2.25%), (8/15/27 - 2/15/31), market value of $700,103,092)	5.30%	05/01/24	700,000,000	700,000,000
Goldman Sachs & Co. LLC (Purchased on 4/30/24, proceeds at maturity $450,065,750, collateralized by U.S. Government Agency Obligations, (3.50% - 6.50%), (6/20/43 - 4/20/54), market value of $459,000,000)	5.26%	05/01/24	450,000,000	450,000,000
J.P. Morgan Securities LLC (Purchased on 4/30/24, proceeds at maturity $350,051,625, collateralized by U.S. Government Agency Obligations, (2.00% - 7.50%), (9/20/35 - 4/20/54), market value of $357,000,000)	5.31%	05/01/24	350,000,000	350,000,000
Mizuho Securities USA LLC (Purchased on 4/30/24, proceeds at maturity $250,036,458, collateralized by U.S. Treasury Obligations, (1.13% - 4.50%), (1/15/25 - 1/31/31), market value of $255,000,072)	5.25%	05/01/24	250,000,000	250,000,000
RBC Dominion Securities, Inc. (Purchased on 4/30/24, proceeds at maturity $500,073,333, collateralized by U.S. Treasury Obligations, 0.00% - (5.53%), (7/31/24 - 2/15/34), market value of $510,000,009)	5.28%	05/01/24	500,000,000	500,000,000
TD Securities (USA) LLC (Purchased on 4/30/24, proceeds at maturity $350,051,431, collateralized by U.S. Government Agency Obligations, (5.50%), (1/20/54 - 4/20/54), market value of $357,000,001)	5.29%	05/01/24	350,000,000	350,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,200,000,000)			3,200,000,000	3,200,000,000

U.S. TREASURY OBLIGATIONS - 31.6%
(y)U.S. Treasury Bill	5.31%	05/02/24	150,000,000	149,977,930
(y)U.S. Treasury Bill	5.36%	05/09/24	500,000,000	499,413,165
(y)U.S. Treasury Bill	5.36%	05/16/24	250,000,000	249,450,243
(y)U.S. Treasury Bill	5.35%	05/21/24	250,000,000	249,268,055
(y)U.S. Treasury Bill	5.37%	05/23/24	250,000,000	249,193,333
(y)U.S. Treasury Bill	5.12%	05/30/24	250,000,000	248,937,672
(y)U.S. Treasury Bill	5.38%	06/06/24	150,000,000	149,207,625
(y)U.S. Treasury Bill	5.37%	06/11/24	275,000,000	273,351,031
(y)U.S. Treasury Bill	5.37%	06/13/24	200,000,000	198,742,330
(y)U.S. Treasury Bill	5.19%	06/18/24	250,000,000	248,246,668
(y)U.S. Treasury Bill	5.38%	06/20/24	150,000,000	148,901,041
(y)U.S. Treasury Bill	5.39%	07/18/24	150,000,000	148,293,750
(r)U.S. Treasury Note	5.36% (USBMMY3M + 4 bps)	07/31/24	350,000,000	350,006,247
(r)U.S. Treasury Note	5.46% (USBMMY3M + 14 bps)	10/31/24	400,000,000	400,163,832
(r)U.S. Treasury Note	5.52% (USBMMY3M + 20 bps)	01/31/25	450,000,000	450,516,600
(r)U.S. Treasury Note	5.49% (USBMMY3M + 17 bps)	04/30/25	550,000,000	550,580,085

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,563,465,787)			4,575,000,000	4,564,249,607

U.S. GOVERNMENT AGENCY MORTGAGES - 0.7%
(y)Federal Home Loan Bank	5.27%	07/24/24	100,000,000	98,771,042

TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (Cost $98,773,367)			100,000,000	98,771,042

TOTAL INVESTMENTS (Cost $14,414,973,673) - 100.0%				$14,417,501,704

SOFR—Secured Overnight Financing Rate

USBMMY3M—U.S. Treasury 3 Month Bill Money Market Yield

++

Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at April 30, 2024 was $1,866,191,016 which represented 13.0% of the total investments of the Fund.

(r)	The adjustable/variable rate shown is effective as of April 30, 2024.
(y)	The rate shown is the effective yield.

See accompanying Notes to Financial Statements.

5

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$11,217,501,704
Repurchase agreements, at value	3,200,000,000

Total Investments	14,417,501,704

Cash	617,591,560
Interest receivable	16,695,494
Receivable for capital shares issued	23,024,964

Total Assets	15,074,813,722

LIABILITIES:
Distributions payable	66,426,708
Accrued expenses and other payables:
Investment Management Fees	611,884
Administration Fees	38,043
CCO Fees	177
Professional Fees	35,942
Transfer Agent Fees	13,724
Trustee Fees	470,240
Other Expenses	91,682

Total Liabilities	67,688,400

Net Assets	$15,007,125,322

NET ASSETS CONSIST OF:
Capital	$15,012,063,429
Total Distributable Earnings / (Loss)	(4,938,107)

NET ASSETS	$15,007,125,322

Shares of Beneficial Interest (unlimited number of shares authorized, no par value)	1,297,317,726

Net Asset Value (offering and redemption price per share)	$11.5678	(a)

Investments at cost	$14,414,973,673

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See accompanying Notes to Financial Statements.

6

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

INVESTMENT INCOME:
Interest	$393,096,805

Total Investment Income	393,096,805

EXPENSES:
Investment Management Fees	3,554,608
Administration Fees	415,889
CCO Fees	944
Professional Fees	120,372
Transfer Agent Fees	63,410
Trustee Fees	36,457
Other Expenses	120,791

Total Expenses	4,312,471

Net Investment Income	388,784,334

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Losses from Investment Transactions	(21,550)
Net Change in Unrealized Appreciation on Investments	481,536

Net Realized and Unrealized Gains from Investments	459,986

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$389,244,320

See accompanying Notes to Financial Statements.

7

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net Investment Income	$388,784,334	$685,094,378
Net Realized Losses from Investment Transactions	(21,550)	(1,690,755)
Net Change in Unrealized Appreciation on Investments	481,536	8,406,496

Change in Net Assets Resulting from Operations	389,244,320	691,810,119

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid	(388,784,334)	(685,094,375)

Change in Net Assets from Distributions to Shareholders	(388,784,334)	(685,094,375)

CAPITAL TRANSACTIONS:
Proceeds from Shares Issued	57,216,977,058	101,170,537,357
Dividends Reinvested	208,785	372,037
Cost of Shares Redeemed	(54,603,199,073)	(105,392,101,819)

Change in Net Assets from Capital Transactions	2,613,986,770	(4,221,192,425)

Change in Net Assets	2,614,446,756	(4,214,476,681)
NET ASSETS:
Beginning of Period	12,392,678,566	16,607,155,247

End of Period	$15,007,125,322	$12,392,678,566

SHARES TRANSACTIONS:
Shares Issued	4,946,185,560	8,747,009,905
Reinvested	18,049	32,156
Shares Redeemed	(4,720,267,694)	(9,112,093,179)

Change in Shares	225,935,915	(365,051,118)

See accompanying Notes to Financial Statements.

8

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Period Ended April 30, 2024		Year Ended October 31, 2023		Year Ended October 31, 2022		Year Ended October 31, 2021		Year Ended October 31, 2020		Year Ended October 31, 2019
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.5670		$11.5614		$11.5695		$11.5711		$11.5707		$11.5703

INVESTMENT ACTIVITIES:
Net Investment Income	0.3148		0.5713		0.1229		0.0074		0.0888		0.2746
Net Gains (Losses) on Investments (Realized and Unrealized)	0.0007		0.0058		(0.0077)		(0.0017)		0.0004		0.0004

Total from Investment Activities	0.3155		0.5771		0.1152		0.0057		0.0892		0.2750

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(0.3147)		(0.5715)		(0.1233)		(0.0073)		(0.0888)		(0.2746)
Net Realized Gains	—		—		—		—		—		—	(a)

TOTAL DISTRIBUTIONS	(0.3147)		(0.5715)		(0.1233)		(0.0073)		(0.0888)		(0.2746)

Net Asset Value, End of Period	$11.5678		$11.5670		$11.5614		$11.5695		$11.5711		$11.5707

Total Return	2.76	%(b)	5.11%		0.99%		0.05%		0.77%		2.41%
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000’s)	$15,007,125		$12,392,679		$16,607,155		$12,003,157		$8,784,049		$16,363,197
Ratios to Average Net Assets:
Net Investment Income(c)	5.47%		4.93%		1.10%		0.06%		0.88%		2.38%
Gross Expenses(c)	0.06%		0.06%		0.06%		0.06%		0.06%		0.06%
Net Expenses(c)	0.06%		0.06	%(d)	0.05	%(d)	0.06	%(d)	0.05	%(d)	0.05	%(d)

(a)	Amount less than $0.005.
(b)	Not annualized.
(c)	Annualized for periods less than one year.
(d)	Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

See accompanying Notes to Financial Statements.

9

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements

April 30, 2024 (Unaudited)

A. ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten series, one of which, The DFA Short Term Investment Fund (the “Fund”), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the “Board”), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION – The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1	–	Inputs are quoted prices in active markets for identical securities

• Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The securities held by the Fund are valued at market value or fair value as described below. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Fund’s investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2024 (Unaudited)

When determining the fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund’s investments by level within the fair value hierarchy as of April 30, 2024:

	LEVEL 1 INVESTMENTS IN SECURITIES	LEVEL 2 INVESTMENTS IN SECURITIES	LEVEL 3 INVESTMENTS IN SECURITIES
THE DFA SHORT TERM INVESTMENT FUND
Commercial Paper	$—	$5,143,060,124	$—
Yankee Certificates of Deposit	—	1,411,420,931	—
U.S. Government Agency Securities	—	98,771,042	—
Repurchase Agreements	—	3,200,000,000	—
U.S. Treasury Obligations	—	4,564,249,607	—

Total Investments	$—	$14,417,501,704	$—

2. DEFERRED COMPENSATION PLAN – Each eligible trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

At April 30, 2024, the Fund’s total liability of $449,566 for deferred compensation to Trustees is included in the “Trustee Fees” payable (a line item which also includes Trustee fees/expenses) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME – Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

11

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2024 (Unaudited)

4. ALLOCATIONS – The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund’s investment adviser (the “Advisor” or “DFA”), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2023 attributable to distribution redesignations.

As of April 30, 2024, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The DFA Short Term Investment Fund	$14,414,973,673	$3,202,315	$(674,284)	$2,528,031

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2022 and October 31, 2023 were as follows:

	Distributions Paid From
	Net Investment Income	Long-Term Capital Gains	Total Distributions Paid
The DFA Short Term Investment Fund
2022	$154,383,414	$—	$154,383,414
2023	669,672,774	—	669,672,774

12

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2024 (Unaudited)

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed
	Ordinary Income	Long- Term Capital Gains	Accumulated Earnings	Distributable Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
The DFA Short Term Investment Fund	$60,679,777	$—	$60,679,777	$(60,850,726)	$(6,685,263)	$2,046,495	$(4,809,717)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, the fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Fund had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:

	Unlimited	Total
The DFA Short Term Investment Fund	$6,685,263	$6,685,263

During the year ended October 31, 2023, the Fund did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS – The Fund may engage in repurchase agreement (“RA”) transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing an RA. Collateral for certain tri-party RAs is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. RA transactions involve certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund’s ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

RAs permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER – Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. DFA has served as the Fund’s investment advisor since the Fund’s commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

13

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2024 (Unaudited)

FEES PAID TO OFFICERS AND TRUSTEES – Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. Amounts paid to the Trust’s CCO are included on the Statement of Operations within “Other Expenses”.

At April 30, 2024, the following number of shareholders held the approximate percentage of the Fund’s outstanding shares:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
The DFA Short Term Investment Fund	5	34%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. Changes in monetary policy made by central banks and/or their governments may affect interest rates.

The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of the Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. The Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024. There were no borrowings by the Fund under this line of credit during the period ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

14

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2024 (Unaudited)

For the period ended April 30, 2024, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

Lender	Weighted Average Loan Balance	Number of Days Outstanding*	Weighted Average Annualized Interest Rate	Interest Income (Expense)
The DFA Short Term Investment Fund	$40,559	17	5.69%	$109

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2024, that the Fund’s interfund lending program was used.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder reports and will have no effect on the Fund’s accounting policies or financial statements.

In July 2023, the SEC adopted amendments to the rules that govern registered money market funds, such as the Money Market Series. These amendments, among other changes: (i) modify the existing liquidity fee framework for non-government money market funds; (ii) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024; and (iii) require institutional prime and institutional tax-exempt money market funds to impose a mandatory liquidity fee when daily net redemptions exceed certain levels unless the amount of the fee determined by the fund is less than 0.01% of the value of the shares redeemed, effective October 2, 2024. When implemented, such amendments may impact the Money Market Series’ expenses, returns, yields, and liquidity. Management has reviewed the amendments and determined the adoption of these amendments will not have a material impact on the Fund’s financial statements.

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

15

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information - (Unaudited)

EXPENSE EXAMPLES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period* 11/1/23 - 4/30/24	Annualized Expense Ratio During Period 11/1/23 - 4/30/24
	Actual	$1,000.00	$1,027.60	$0.30	0.06%
The DFA Short Term Investment Fund	Hypothetical	1,000.00	1,024.57	0.30	0.06

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six- month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

16

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (concluded)

April 30, 2024 (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all money market funds publish their holdings on a monthly basis on the fund’s website and file a complete Schedule of Investments with the SEC monthly on Form N-MFP. Such Form N-MFP filing must be made within five business days of the end of the month. They are available on the Fund’s website at www.dimensional.com, or by visiting the SEC’s website at http://www.sec.gov.

17

Money Market Series (DSTIF)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the portfolio (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Broadridge Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that the Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective

18

management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

19

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (6.5%)
	AT&T, Inc.	17,424,096	$294,292,981
# *	Charter Communications, Inc., Class A	11,707	2,996,290
	Comcast Corp., Class A	12,257,215	467,122,464
	Electronic Arts, Inc.	291,362	36,950,529
#	Fox Corp., Class A	1,063,792	32,988,190
	Fox Corp., Class B	440,128	12,622,871
»	GCI Liberty, Inc.	59,566	53,874
#	Interpublic Group of Cos., Inc.	1,121,306	34,132,555
# *	Liberty Broadband Corp., Class A	27,366	1,371,858
*	Liberty Broadband Corp., Class C	67,513	3,357,421
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,446,028
*	Liberty Media Corp.-Liberty Formula One, Class C	98,714	6,907,019
*	Liberty Media Corp.-Liberty Live, Class A	655	23,488
*	Liberty Media Corp.-Liberty SiriusXM, Class A	26,201	630,396
*	Liberty Media Corp.-Liberty SiriusXM, Class C	290,835	6,997,490
	Meta Platforms, Inc., Class A	149,904	64,484,204
	News Corp., Class A	901,773	21,462,197
#	News Corp., Class B	64,856	1,591,566
*	Take-Two Interactive Software, Inc.	234,929	33,550,210
	T-Mobile U.S., Inc.	1,545,488	253,722,765
	Verizon Communications, Inc.	10,105,721	399,074,922
	Walt Disney Co.	1,075,437	119,481,051
*	Warner Bros Discovery, Inc.	1,559,390	11,477,110

TOTAL COMMUNICATION SERVICES			1,807,737,479

CONSUMER DISCRETIONARY — (5.4%)
*	Aptiv PLC	704,170	49,996,070
	Aramark	869,099	27,385,309
	Autoliv, Inc.	116,089	13,906,301
	BorgWarner, Inc.	671,758	22,013,510
# *	CarMax, Inc.	383,085	26,038,287
# *	Carnival Corp.	1,640,597	24,313,648
	Dick’s Sporting Goods, Inc.	21,473	4,314,785
	DR Horton, Inc.	1,755,869	250,193,774
	eBay, Inc.	2,192,529	113,002,945
	Ford Motor Co.	7,883,499	95,784,513
	Garmin Ltd.	553,650	79,985,815
	General Motors Co.	4,264,358	189,891,862
	Gentex Corp.	554,865	19,031,870
	Genuine Parts Co.	107,532	16,905,106
#	Hyatt Hotels Corp., Class A	133,345	19,840,403
	Lear Corp.	136,297	17,155,703
	Lennar Corp., Class A	1,008,494	152,907,860
#	Lennar Corp., Class B	33,910	4,760,625
	LKQ Corp.	1,699,192	73,286,151
*	MGM Resorts International	1,454,296	57,357,434
#	Penske Automotive Group, Inc.	104,673	16,005,548
	Phinia, Inc.	50,460	1,967,940
	PulteGroup, Inc.	1,754,546	195,491,515
	Ralph Lauren Corp.	83,221	13,618,284
	Tapestry, Inc.	258,509	10,319,679
	Toll Brothers, Inc.	119,988	14,291,771
*	TopBuild Corp.	4,561	1,845,700

TOTAL CONSUMER DISCRETIONARY			1,511,612,408

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (4.3%)
	Albertsons Cos., Inc., Class A	187,559	$3,826,204
	Archer-Daniels-Midland Co.	1,097,553	64,382,459
#	Bunge Global SA	609,659	62,038,900
#	Campbell Soup Co.	387,621	17,718,156
	Casey’s General Stores, Inc.	33,165	10,598,871
	Conagra Brands, Inc.	714,767	22,000,528
	Constellation Brands, Inc., Class A	134,015	33,967,442
# *	Coty, Inc., Class A	255,459	2,922,451
# *	Dollar Tree, Inc.	891,449	105,413,844
	General Mills, Inc.	1,998,065	140,783,660
	Hormel Foods Corp.	651,465	23,166,095
	J M Smucker Co.	554,387	63,671,347
	Kenvue, Inc.	1,700,946	32,011,804
	Keurig Dr Pepper, Inc.	687,203	23,158,741
	Kraft Heinz Co.	667,269	25,763,256
	Kroger Co.	3,625,116	200,758,924
	Molson Coors Beverage Co., Class B	468,358	26,818,179
	Mondelez International, Inc., Class A	3,101,723	223,137,953
*	Performance Food Group Co.	118,856	8,067,945
	Tyson Foods, Inc., Class A	1,102,627	66,874,328
*	U.S. Foods Holding Corp.	903,258	45,388,714

TOTAL CONSUMER STAPLES			1,202,469,801

ENERGY — (14.1%)
	Baker Hughes Co.	2,705,127	88,241,243
#	Chesapeake Energy Corp.	232,411	20,889,101
	Chevron Corp.	4,492,046	724,432,258
	ConocoPhillips	3,086,998	387,788,689
	Coterra Energy, Inc.	2,289,186	62,632,129
	Devon Energy Corp.	1,436,131	73,501,185
	Diamondback Energy, Inc.	636,616	128,042,576
	EOG Resources, Inc.	993,991	131,336,031
#	EQT Corp.	682,026	27,342,422
	Exxon Mobil Corp.	10,898,924	1,289,015,690
	HF Sinclair Corp.	287,753	15,610,600
	Kinder Morgan, Inc.	6,012,052	109,900,311
	Marathon Oil Corp.	1,942,732	52,162,354
	Marathon Petroleum Corp.	1,036,074	188,275,367
	Occidental Petroleum Corp.	1,364,082	90,220,383
	ONEOK, Inc.	3,810	301,447
	Ovintiv, Inc.	177,633	9,116,126
	Phillips 66	941,306	134,804,432
	Pioneer Natural Resources Co.	506,358	136,372,337
	Schlumberger NV	399,969	18,990,528
	Valero Energy Corp.	967,225	154,630,261
	Williams Cos., Inc.	2,741,642	105,169,387

TOTAL ENERGY			3,948,774,857

FINANCIALS — (24.0%)
	Aflac, Inc.	1,432,922	119,863,925
	Ally Financial, Inc.	1,842,669	70,666,356
	American Financial Group, Inc.	82,422	10,529,410
	American International Group, Inc.	1,904,953	143,462,010
*	Arch Capital Group Ltd.	933,062	87,278,619

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Axis Capital Holdings Ltd.	3,443	$211,159
	Bank of America Corp.	7,565,186	279,987,571
	Bank of New York Mellon Corp.	2,476,920	139,921,211
*	Berkshire Hathaway, Inc., Class B	1,791,259	710,646,183
	BlackRock, Inc.	26,287	19,837,222
	BOK Financial Corp.	6,114	542,495
	Capital One Financial Corp.	1,477,562	211,926,718
#	Carlyle Group, Inc.	71,690	3,211,712
	Charles Schwab Corp.	3,700	273,615
	Chubb Ltd.	623,230	154,959,907
	Cincinnati Financial Corp.	53,977	6,244,599
	Citigroup, Inc.	2,313,118	141,863,527
	Citizens Financial Group, Inc.	632,526	21,575,462
	CME Group, Inc.	31,597	6,623,995
	CNA Financial Corp.	48,457	2,129,201
	Corebridge Financial, Inc.	65,765	1,746,718
	Discover Financial Services	967,007	122,548,797
	Equitable Holdings, Inc.	10,374	382,904
	Everest Group Ltd.	108,975	39,929,530
#	F&G Annuities & Life, Inc.	8,261	312,431
	Fidelity National Financial, Inc.	296,968	14,699,916
	Fidelity National Information Services, Inc.	1,876,852	127,475,788
	Fifth Third Bancorp	3,530,714	128,729,832
	First Citizens BancShares, Inc., Class A	10,466	17,653,630
*	Fiserv, Inc.	733,273	111,948,789
	Franklin Resources, Inc.	331,384	7,568,811
	Global Payments, Inc.	464,005	56,965,894
	Globe Life, Inc.	11,967	911,526
	Goldman Sachs Group, Inc.	742,023	316,628,634
	Hartford Financial Services Group, Inc.	1,920,130	186,041,396
	Huntington Bancshares, Inc.	3,673,080	49,476,388
	Intercontinental Exchange, Inc.	121,984	15,706,660
	Jefferies Financial Group, Inc.	211,316	9,099,267
	JPMorgan Chase & Co.	7,413,686	1,421,500,154
	KeyCorp.	2,382,473	34,522,034
	Loews Corp.	619,986	46,591,948
#	M&T Bank Corp.	334,893	48,355,200
*	Markel Group, Inc.	8,815	12,855,796
	MetLife, Inc.	1,144,078	81,321,064
	Morgan Stanley	2,664,369	242,031,280
	Northern Trust Corp.	269,881	22,235,496
	Old Republic International Corp.	17,558	524,282
	PNC Financial Services Group, Inc.	578,982	88,734,781
	Principal Financial Group, Inc.	1,433,986	113,485,652
	Prudential Financial, Inc.	1,287,996	142,297,798
	Raymond James Financial, Inc.	360,931	44,033,582
	Regions Financial Corp.	4,794,047	92,381,286
	Reinsurance Group of America, Inc.	33,547	6,272,953
#	RenaissanceRe Holdings Ltd.	14,057	3,081,997
	State Street Corp.	746,385	54,105,449
	Synchrony Financial	1,445,581	63,576,652
	T Rowe Price Group, Inc.	198,131	21,709,214
	Travelers Cos., Inc.	1,031,317	218,804,215
	Truist Financial Corp.	3,479,540	130,656,727
	U.S. Bancorp	2,245,511	91,235,112
	Unum Group	46,438	2,354,407
	W R Berkley Corp.	247,111	19,020,134
	Webster Financial Corp.	37,900	1,661,157
	Wells Fargo & Co.	5,729,127	339,851,814
	Willis Towers Watson PLC	72,358	18,171,988

TOTAL FINANCIALS			6,700,953,980

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (14.0%)
	Abbott Laboratories	979,906	$103,840,639
*	Avantor, Inc.	1,156,709	28,027,059
	Baxter International, Inc.	223,072	9,005,417
	Becton Dickinson & Co.	575,857	135,096,052
*	Biogen, Inc.	435,599	93,575,377
*	BioMarin Pharmaceutical, Inc.	46,249	3,735,069
*	Boston Scientific Corp.	794,102	57,072,111
	Bristol-Myers Squibb Co.	4,798,749	210,857,031
*	Centene Corp.	1,455,684	106,352,273
*	Charles River Laboratories International, Inc.	99,659	22,821,911
	Cigna Group	835,431	298,282,284
	Cooper Cos., Inc.	124,928	11,126,088
	CVS Health Corp.	3,020,719	204,532,883
	Danaher Corp.	1,108,364	273,344,730
*	DaVita, Inc.	1,999	277,881
	Elevance Health, Inc.	643,604	340,196,202
*	Envista Holdings Corp.	11,130	219,038
*	Fortrea Holdings, Inc.	254,689	9,319,071
*	GE HealthCare Technologies, Inc.	896,938	68,382,553
	Gilead Sciences, Inc.	2,415,847	157,513,224
# *	Henry Schein, Inc.	124,562	8,629,655
*	Hologic, Inc.	568,784	43,096,764
	Humana, Inc.	391,825	118,366,414
*	Incyte Corp.	99,435	5,175,592
*	Jazz Pharmaceuticals PLC	60,123	6,658,622
	Laboratory Corp. of America Holdings	634,299	127,728,790
	Medtronic PLC	2,123,614	170,398,787
*	Moderna, Inc.	182,534	20,135,326
*	Molina Healthcare, Inc.	5,358	1,832,972
	Pfizer, Inc.	13,412,147	343,619,206
	Quest Diagnostics, Inc.	905,867	125,172,702
*	Regeneron Pharmaceuticals, Inc.	180,242	160,534,340
	Revvity, Inc.	131,820	13,507,595
	Royalty Pharma PLC, Class A	7,285	201,794
	STERIS PLC	203,707	41,670,304
	Thermo Fisher Scientific, Inc.	370,154	210,513,983
*	United Therapeutics Corp.	55,899	13,098,813
	UnitedHealth Group, Inc.	424,475	205,318,557
	Universal Health Services, Inc., Class B	354,912	60,487,652
	Viatris, Inc.	3,025,059	34,999,933
	Zimmer Biomet Holdings, Inc.	530,652	63,826,823

TOTAL HEALTH CARE			3,908,551,517

INDUSTRIALS — (12.5%)
	AECOM	159,739	14,753,494
	AMETEK, Inc.	444,064	77,560,218
*	Builders FirstSource, Inc.	484,342	88,547,404
	Carlisle Cos., Inc.	213,130	82,747,723
	Carrier Global Corp.	271,927	16,720,791
#	Concentrix Corp.	80,019	4,374,639
	Cummins, Inc.	618,184	174,630,798
	Deere & Co.	179,086	70,096,051
	Delta Air Lines, Inc.	2,724,121	136,396,739
	Dover Corp.	451,063	80,875,596

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	19,031	$6,797,302
	Emerson Electric Co.	358,358	38,623,825
	FedEx Corp.	613,891	160,704,386
	Fortive Corp.	611,065	45,994,863
	Fortune Brands Innovations, Inc.	199,434	14,578,625
*	GE Vernova, Inc.	259,709	39,919,870
	General Dynamics Corp.	477,120	136,976,381
	General Electric Co.	115,127	18,629,851
	Huntington Ingalls Industries, Inc.	47,968	13,283,778
	Ingersoll Rand, Inc.	1,006,752	93,950,097
	Jacobs Solutions, Inc.	311,550	44,716,772
	JB Hunt Transport Services, Inc.	57,758	9,389,718
	Johnson Controls International PLC	2,003,309	130,355,317
	L3Harris Technologies, Inc.	470,761	100,766,392
	Leidos Holdings, Inc.	714,993	100,256,319
	ManpowerGroup, Inc.	2,452	185,003
*	Masterbrand, Inc.	14,587	243,165
	MDU Resources Group, Inc.	20,335	502,275
# *	NEXTracker, Inc., Class A	259,476	11,102,978
	Norfolk Southern Corp.	677,854	156,123,333
	Northrop Grumman Corp.	148,767	72,156,458
	nVent Electric PLC	36,380	2,621,907
	Oshkosh Corp.	2,394	268,774
	Otis Worldwide Corp.	876,223	79,911,538
	Owens Corning	520,448	87,544,558
	PACCAR, Inc.	2,024,474	214,816,936
	Parker-Hannifin Corp.	154,559	84,220,745
	Pentair PLC	935,192	73,964,335
	Regal Rexnord Corp.	50,964	8,224,061
	Republic Services, Inc.	756,130	144,950,121
	RTX Corp.	2,051,769	208,295,589
	Snap-on, Inc.	313,561	84,021,806
#	Southwest Airlines Co.	1,374,673	35,659,018
	SS&C Technologies Holdings, Inc.	640,960	39,669,014
	Stanley Black & Decker, Inc.	362,099	33,095,849
	Textron, Inc.	1,104,443	93,424,833
	Trane Technologies PLC	344	109,165
	TransUnion	187,987	13,723,051
# *	U-Haul Holding Co.	84,288	5,329,530
	U-Haul Holding Co.	758,592	46,516,861
*	United Airlines Holdings, Inc.	1,338,522	68,880,342
	United Rentals, Inc.	126,828	84,719,836
	Veralto Corp.	367,222	34,401,357
#	Vestis Corp.	180,163	3,318,602
	Westinghouse Air Brake Technologies Corp.	392,002	63,143,682
	Xylem, Inc.	178,950	23,388,765

TOTAL INDUSTRIALS			3,476,180,436

INFORMATION TECHNOLOGY — (9.0%)
*	Advanced Micro Devices, Inc.	953,401	150,999,650
*	Akamai Technologies, Inc.	376,974	38,047,986
	Amdocs Ltd.	661,039	55,520,666
	Analog Devices, Inc.	1,159,653	232,637,988
# *	Aspen Technology, Inc.	2,278	448,470
#	Avnet, Inc.	5,178	253,049
	Cisco Systems, Inc.	6,281,401	295,100,219
	Cognizant Technology Solutions Corp., Class A	2,163,324	142,087,120
	Corning, Inc.	4,138,362	138,138,523
# *	DXC Technology Co.	19,272	375,611

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EPAM Systems, Inc.	12,951	$3,046,852
*	F5, Inc.	33,119	5,474,902
*	First Solar, Inc.	93,364	16,460,073
*	Flex Ltd.	1,489,660	42,678,759
# *	GLOBALFOUNDRIES, Inc.	163,292	7,981,713
	Hewlett Packard Enterprise Co.	6,350,484	107,958,228
	HP, Inc.	4,760,492	133,722,220
	Intel Corp.	6,735,002	205,215,511
	Marvell Technology, Inc.	1,003,660	66,151,231
	Microchip Technology, Inc.	2,564	235,837
	Micron Technology, Inc.	1,553,715	175,507,646
*	Okta, Inc.	92,970	8,644,351
*	ON Semiconductor Corp.	1,126,150	79,010,684
*	Qorvo, Inc.	288,812	33,744,794
	Roper Technologies, Inc.	49,228	25,178,153
	Salesforce, Inc.	579,386	155,820,071
	Skyworks Solutions, Inc.	590,952	62,989,574
	TD SYNNEX Corp.	53,561	6,311,628
	TE Connectivity Ltd.	1,310,687	185,435,997
*	Teledyne Technologies, Inc.	74,085	28,261,946
*	Trimble, Inc.	56,756	3,409,333
*	Twilio, Inc., Class A	108,045	6,469,735
*	Western Digital Corp.	852,349	60,371,880
*	Zebra Technologies Corp., Class A	28,388	8,929,729
*	Zoom Video Communications, Inc., Class A	266,982	16,312,600

TOTAL INFORMATION TECHNOLOGY			2,498,932,729

MATERIALS — (7.7%)
	Air Products & Chemicals, Inc.	354,174	83,705,483
#	Albemarle Corp.	489,084	58,841,696
	Amcor PLC	2,725,913	24,369,662
	Ball Corp.	112,703	7,840,748
#	Celanese Corp.	199,333	30,619,542
	CF Industries Holdings, Inc.	853,314	67,386,207
*	Cleveland-Cliffs, Inc.	32,376	547,154
	Corteva, Inc.	1,067,016	57,757,576
	Crown Holdings, Inc.	16,342	1,341,188
	Dow, Inc.	3,111,074	177,020,111
	DuPont de Nemours, Inc.	522,766	37,900,535
	Eastman Chemical Co.	720,826	68,074,807
	Freeport-McMoRan, Inc.	4,433,625	221,415,233
	Huntsman Corp.	8,221	196,153
	International Flavors & Fragrances, Inc.	147,017	12,444,989
	International Paper Co.	851,795	29,761,717
	Linde PLC	236,075	104,099,632
	LyondellBasell Industries NV, Class A	1,456,003	145,556,620
	Martin Marietta Materials, Inc.	208,102	122,170,441
	Mosaic Co.	69,039	2,167,134
	Newmont Corp.	1,800,806	73,184,756
	Nucor Corp.	1,548,608	260,986,906
	Packaging Corp. of America	210,765	36,458,130
	PPG Industries, Inc.	588,754	75,949,266
	Reliance, Inc.	412,753	117,519,034
	Steel Dynamics, Inc.	1,332,790	173,422,635
	Vulcan Materials Co.	446,050	114,915,862
	Westlake Corp.	370,962	54,664,960
	Westrock Co.	5,525	264,979

TOTAL MATERIALS			2,160,583,156

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	1,053,860	$91,569,895
*	Jones Lang LaSalle, Inc.	84,909	15,343,056
*	Zillow Group, Inc., Class C	70,703	3,009,827

	TOTAL REAL ESTATE		109,922,778

	UTILITIES — (0.4%)
	NRG Energy, Inc.	416,131	30,240,240
	Vistra Corp.	1,053,593	79,904,493

	TOTAL UTILITIES		110,144,733

	TOTAL COMMON STOCKS Cost ($ 16,349,905,379)		27,435,863,874

	TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	253,789,454	253,789,454

	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	19,052,700	220,401,630

	TOTAL INVESTMENTS — (100.0%) (Cost $ 16,824,095,969)		$27,910,054,958

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities that have been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	775	06/21/24	$202,824,226	$196,346,250	$(6,477,976)

Total Futures Contracts			$202,824,226	$196,346,250	$(6,477,976)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,807,683,605	$53,874	—	$1,807,737,479
Consumer Discretionary	1,511,612,408	—	—	1,511,612,408
Consumer Staples	1,202,469,801	—	—	1,202,469,801
Energy	3,948,774,857	—	—	3,948,774,857
Financials	6,700,953,980	—	—	6,700,953,980
Health Care	3,908,551,517	—	—	3,908,551,517
Industrials	3,476,180,436	—	—	3,476,180,436
Information Technology	2,498,932,729	—	—	2,498,932,729
Materials	2,160,583,156	—	—	2,160,583,156
Real Estate	109,922,778	—	—	109,922,778

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$110,144,733	—	—	$110,144,733
Temporary Cash Investments	253,789,454	—	—	253,789,454
Securities Lending Collateral	—	$220,401,630	—	220,401,630

Total Investments in Securities	$27,689,599,454	$220,455,504	—	$27,910,054,958

Financial Instruments
Liabilities
Futures Contracts**	(6,477,976)	—	—	(6,477,976)

Total Financial Instruments	$(6,477,976)	—	—	$(6,477,976)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
	ANZ Group Holdings Ltd.	3,720,839	$67,138,539
*	Arcadium Lithium PLC, CDI	18,002	75,376
	Aurizon Holdings Ltd.	9,364,075	23,000,517
	Bendigo & Adelaide Bank Ltd.	996,254	6,244,646
	BlueScope Steel Ltd.	3,138,215	45,803,557
	Brickworks Ltd.	17,393	299,563
	Challenger Ltd.	75,667	326,004
	Cleanaway Waste Management Ltd.	3,028,437	5,239,108
	Evolution Mining Ltd.	6,258,612	16,139,597
	Harvey Norman Holdings Ltd.	2,583,775	7,588,060
	Incitec Pivot Ltd.	5,347,982	9,602,769
	National Australia Bank Ltd.	5,570,044	120,744,740
	New Hope Corp. Ltd.	843,254	2,453,042
	Northern Star Resources Ltd.	2,965,555	28,109,711
	Orica Ltd.	1,113,717	12,895,434
	Origin Energy Ltd.	2,881,779	18,188,103
	QBE Insurance Group Ltd.	851,776	9,743,439
	Qube Holdings Ltd.	12,141	25,827
	Rio Tinto Ltd.	300,400	25,000,589
	Santos Ltd.	14,074,222	69,067,329
	Seven Group Holdings Ltd.	186,936	4,542,377
	Sonic Healthcare Ltd.	1,377,135	23,666,993
	South32 Ltd.	17,145,637	39,117,442
	Suncorp Group Ltd.	3,426,829	36,599,953
	TPG Telecom Ltd.	718,821	2,077,566
	Westpac Banking Corp.	5,237,352	86,973,266
	Whitehaven Coal Ltd.	5,022,173	24,842,108
	Woodside Energy Group Ltd.	3,761,716	67,398,682
	Worley Ltd.	971,709	9,380,102
#	Yancoal Australia Ltd.	643,442	2,297,045

TOTAL AUSTRALIA			764,581,484

AUSTRIA — (0.1%)
	Erste Group Bank AG	138,521	6,459,938
	OMV AG	82,282	3,904,396

TOTAL AUSTRIA			10,364,334

BELGIUM — (0.7%)
	Ageas SA	393,983	18,084,434
	KBC Group NV	582,113	43,241,774
#	Solvay SA	215,011	6,945,609
*	Syensqo SA	215,011	19,929,719

TOTAL BELGIUM			88,201,536

CANADA — (10.2%)
	Agnico Eagle Mines Ltd.	776,883	49,215,538
#	AltaGas Ltd.	450,341	9,872,728
	ARC Resources Ltd.	441,438	7,994,079
	Bank of Montreal	1,309,840	116,994,919
#	Bank of Nova Scotia	2,312,815	106,147,884
	Barrick Gold Corp.	1,142,187	19,005,147
#	Canadian Imperial Bank of Commerce	2,223,053	103,774,549
#	Canadian Tire Corp. Ltd., Class A	22,573	2,180,644
	Cenovus Energy, Inc.	662,707	13,625,256

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Empire Co. Ltd., Class A	28,624	$666,816
	Endeavour Mining PLC	455,036	9,509,596
	Fairfax Financial Holdings Ltd.	96,097	104,477,784
	First Quantum Minerals Ltd.	1,494,315	18,974,048
	iA Financial Corp., Inc.	382,697	23,201,171
	IGM Financial, Inc.	57,002	1,424,791
	Imperial Oil Ltd.	139,345	9,607,838
	Kinross Gold Corp.	4,942,485	31,881,068
#	Lundin Mining Corp.	3,155,433	36,031,967
	Magna International, Inc.	1,106,243	52,878,415
	Manulife Financial Corp.	3,990,031	93,050,947
*	MEG Energy Corp.	848,834	19,305,555
	Nutrien Ltd.	1,194,529	63,035,285
	Onex Corp.	199,918	14,183,700
#	Pan American Silver Corp.	101,310	1,868,156
	Suncor Energy, Inc.	3,184,167	121,576,318
	Teck Resources Ltd., Class B	2,376,949	116,922,058
#	Toronto-Dominion Bank	1,259,832	74,733,234
	Tourmaline Oil Corp.	940,263	45,952,780
	West Fraser Timber Co. Ltd.	182,014	13,940,403
#	Whitecap Resources, Inc.	2,116,575	16,051,315

TOTAL CANADA			1,298,083,989

DENMARK — (2.6%)
#	AP Moller - Maersk AS, Class A	4,365	6,190,391
	AP Moller - Maersk AS, Class B	3,510	5,086,229
	Carlsberg AS, Class B	382,101	51,397,495
#	Coloplast AS, Class B	193,549	23,335,255
	Danske Bank AS	945,349	27,213,750
*	Demant AS	224,955	10,742,043
	DSV AS	370,073	52,576,047
*	Genmab AS	120,829	33,545,743
	H Lundbeck AS	128,423	624,473
	Jyske Bank AS	45,195	3,656,718
	Novonesis (Novozymes) B, Class B	925,882	51,272,298
	Pandora AS	201,954	30,737,374
	Rockwool AS, Class A	91	29,577
	Rockwool AS, Class B	11,633	3,792,227
	Svitzer AS	15,750	529,252
	Tryg AS	359,071	7,106,815
*	Vestas Wind Systems AS	941,251	25,224,239
*	Zealand Pharma AS	1,850	166,029

TOTAL DENMARK			333,225,955

FINLAND — (0.7%)
	Fortum OYJ	101,575	1,338,494
	Nokia OYJ	10,009,206	36,386,981
#	Nokia OYJ, Sponsored ADR	1,331,054	4,858,347
	Nordea Bank Abp	2,159,163	25,098,596
	Stora Enso OYJ, Class R	1,056,475	14,072,909
	UPM-Kymmene OYJ	247,982	8,690,557

TOTAL FINLAND			90,445,884

FRANCE — (10.9%)
Ω	Amundi SA	67,754	4,726,818
	Arkema SA	218,340	22,529,791
	BNP Paribas SA	1,245,833	89,652,462
	Bollore SE	1,793,750	11,642,773

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bouygues SA	988,711	$36,439,231
	Carrefour SA	2,196,690	36,955,409
	Cie de Saint-Gobain SA	1,944,950	153,811,784
	Cie Generale des Etablissements Michelin SCA	2,740,740	105,295,516
	Credit Agricole SA	1,088,951	16,849,594
	Eiffage SA	284,086	30,311,532
	Engie SA	1,983,599	34,436,486
	Orange SA	7,524,383	83,748,511
	Publicis Groupe SA	572,887	63,216,237
	Renault SA	692,307	34,292,273
	Rexel SA	591,057	15,320,104
	Sanofi SA	1,294,731	127,910,431
	Societe Generale SA	1,184,757	31,923,339
	TotalEnergies SE	6,761,803	490,898,501
	Vivendi SE	536,568	5,458,877

TOTAL FRANCE			1,395,419,669

GERMANY — (6.1%)
	BASF SE	1,328,093	69,587,493
	Bayer AG	1,560,313	45,515,399
	Bayerische Motoren Werke AG	915,630	99,757,239
	Commerzbank AG	3,701,590	55,013,557
	Continental AG	354,462	22,973,138
* Ω	Covestro AG	486,865	24,384,311
	Daimler Truck Holding AG	1,562,210	70,449,776
	Deutsche Bank AG	3,294,760	52,735,471
*	Deutsche Lufthansa AG	524,114	3,750,889
	Deutsche Telekom AG	405,449	9,287,038
Ω	DWS Group GmbH & Co. KGaA	19,253	812,361
	Evonik Industries AG	374,588	7,806,662
	Fresenius Medical Care AG	450,603	18,971,605
	Fresenius SE & Co. KGaA	678,800	20,255,647
# Ω	Hapag-Lloyd AG	6,303	1,161,095
	Heidelberg Materials AG	490,528	49,364,606
	Henkel AG & Co. KGaA	46,943	3,375,602
	Mercedes-Benz Group AG	2,408,921	182,212,921
	RWE AG	457,997	15,954,570
*	Siemens Energy AG	355,032	7,290,032
*	Talanx AG	57,781	4,345,971
	Volkswagen AG	111,321	15,715,527

TOTAL GERMANY			780,720,910

HONG KONG — (1.2%)
	BOC Hong Kong Holdings Ltd.	6,507,500	19,946,093
#	Cathay Pacific Airways Ltd.	6,493,999	6,991,097
	CK Asset Holdings Ltd.	4,298,803	18,336,867
	CK Hutchison Holdings Ltd.	7,474,984	36,304,297
	CK Infrastructure Holdings Ltd.	785,000	4,434,573
Ω	ESR Group Ltd.	1,613,600	1,768,295
	Hang Lung Properties Ltd.	151,000	166,660
	Henderson Land Development Co. Ltd.	2,143,485	6,462,223
	MTR Corp. Ltd.	1,187,933	3,904,066
#	Sino Land Co. Ltd.	6,122,656	6,546,337
	Sun Hung Kai Properties Ltd.	1,980,920	18,273,902
	Swire Pacific Ltd., Class A	655,500	5,551,238
	Swire Pacific Ltd., Class B	2,672,500	3,630,816
Ω	WH Group Ltd.	25,701,696	18,681,020
	Xinyi Glass Holdings Ltd.	653,150	697,960

TOTAL HONG KONG			151,695,444

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	IRELAND — (0.2%)
	AIB Group PLC	410,458	$2,124,601
	Bank of Ireland Group PLC	1,249,736	13,333,971
# *	Flutter Entertainment PLC	2,096	388,218
	Smurfit Kappa Group PLC	303,411	13,146,665

	TOTAL IRELAND		28,993,455

	ISRAEL — (0.5%)
	Bank Hapoalim BM	1,744,949	15,719,244
	Bank Leumi Le-Israel BM	2,670,785	20,811,048
	Delek Group Ltd.	31,180	3,662,490
	Harel Insurance Investments & Financial Services Ltd.	505,508	4,608,614
	Israel Discount Bank Ltd., Class A	3,035,053	15,567,462
	Migdal Insurance & Financial Holdings Ltd.	82,550	104,527
	Phoenix Holdings Ltd.	315,555	3,014,379

	TOTAL ISRAEL		63,487,764

	ITALY — (2.7%)
	Banco BPM SpA	2,026,435	13,304,842
	Eni SpA	3,371,547	54,152,734
#	Stellantis NV	3,233,234	71,540,140
#	Stellantis NV	2,546,971	56,797,453
	UniCredit SpA	4,033,254	148,038,025

	TOTAL ITALY		343,833,194

	JAPAN — (21.0%)
	Acom Co. Ltd.	122,500	315,869
	AGC, Inc.	891,869	32,976,166
	Air Water, Inc.	340,286	5,109,463
#	Aisin Corp.	654,800	24,906,128
	Alfresa Holdings Corp.	269,199	3,989,389
	Amada Co. Ltd.	1,072,200	11,710,636
	Asahi Group Holdings Ltd.	632,800	21,647,428
	Asahi Kasei Corp.	3,937,699	27,454,155
	Bridgestone Corp.	566,400	24,993,522
	Brother Industries Ltd.	746,800	13,210,114
	Canon Marketing Japan, Inc.	139,900	3,844,082
	Chiba Bank Ltd.	1,064,000	8,987,675
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,882,109
	COMSYS Holdings Corp.	97,999	2,293,915
	Concordia Financial Group Ltd.	1,793,800	9,665,236
	Cosmo Energy Holdings Co. Ltd.	273,700	13,084,357
	Credit Saison Co. Ltd.	493,392	9,107,598
	Dai Nippon Printing Co. Ltd.	418,700	12,195,100
	Daicel Corp.	617,900	5,739,114
	Daido Steel Co. Ltd.	134,700	1,485,270
	Dai-ichi Life Holdings, Inc.	1,077,147	24,947,838
	Daiwa House Industry Co. Ltd.	802,100	22,570,211
	Daiwa Securities Group, Inc.	1,279,800	9,405,324
#	Dentsu Group, Inc.	198,600	5,372,759
	Dowa Holdings Co. Ltd.	105,700	3,958,147
	ENEOS Holdings, Inc.	9,365,003	43,268,291
	EXEO Group, Inc.	153,100	1,668,674
	Fuji Media Holdings, Inc.	47,700	566,934

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FUJIFILM Holdings Corp.	1,079,400	$22,961,512
	Fukuoka Financial Group, Inc.	259,600	6,895,629
	Fuyo General Lease Co. Ltd.	34,600	2,967,281
	Gunma Bank Ltd.	121,100	737,034
	Hachijuni Bank Ltd.	651,143	4,343,730
	Hakuhodo DY Holdings, Inc.	69,811	649,333
	Hankyu Hanshin Holdings, Inc.	514,900	13,499,768
	Haseko Corp.	734,372	8,872,135
	Hitachi Construction Machinery Co. Ltd.	230,800	6,592,174
	Honda Motor Co. Ltd.	10,142,400	115,395,936
	House Foods Group, Inc.	2,800	55,168
	Idemitsu Kosan Co. Ltd.	3,065,810	20,771,222
	Iida Group Holdings Co. Ltd.	316,951	4,046,167
	INFRONEER Holdings, Inc.	398,421	3,528,287
#	Inpex Corp.	2,444,583	36,619,358
	Isetan Mitsukoshi Holdings Ltd.	376,800	5,292,216
	Isuzu Motors Ltd.	1,896,400	24,032,789
	Iwatani Corp.	82,400	4,678,877
	Iyogin Holdings, Inc.	112,300	857,052
	J Front Retailing Co. Ltd.	828,217	7,212,808
	Japan Post Bank Co. Ltd.	141,100	1,432,208
	Japan Post Holdings Co. Ltd.	1,397,610	13,421,665
	Japan Post Insurance Co. Ltd.	134,400	2,523,236
	JFE Holdings, Inc.	1,407,495	21,007,869
	JGC Holdings Corp.	214,300	2,065,674
	JTEKT Corp.	650,675	5,036,742
	Kajima Corp.	797,300	15,273,942
	Kamigumi Co. Ltd.	342,200	7,390,008
	Kansai Paint Co. Ltd.	29,400	382,734
	Kawasaki Heavy Industries Ltd.	532,367	16,481,045
#	Kawasaki Kisen Kaisha Ltd.	303,300	4,273,461
	Kewpie Corp.	10,377	209,347
	Kinden Corp.	200,200	3,820,040
	Kobe Steel Ltd.	1,118,050	13,646,402
	Koito Manufacturing Co. Ltd.	325,400	4,376,868
	Kokuyo Co. Ltd.	20,200	345,100
	Komatsu Ltd.	510,500	15,241,564
#	Kubota Corp.	773,181	12,401,610
	Kuraray Co. Ltd.	1,303,291	14,439,311
	Kyocera Corp.	718,400	8,756,318
	Kyoto Financial Group, Inc.	454,716	8,093,562
	Kyushu Financial Group, Inc.	486,500	3,255,195
	Lixil Corp.	1,086,222	11,666,806
	LY Corp.	2,826,600	6,791,280
	Mabuchi Motor Co. Ltd.	88,700	1,373,775
	Marubeni Corp.	1,319,200	23,503,327
	Mazda Motor Corp.	1,748,200	19,788,707
	Mebuki Financial Group, Inc.	1,565,010	5,536,416
	Medipal Holdings Corp.	285,450	4,476,724
	MEIJI Holdings Co. Ltd.	48,500	1,085,156
	Mitsubishi Chemical Group Corp.	3,775,900	22,028,097
	Mitsubishi Corp.	4,952,200	113,254,674
	Mitsubishi Electric Corp.	1,125,600	19,619,125
	Mitsubishi Estate Co. Ltd.	992,839	18,193,482
	Mitsubishi Gas Chemical Co., Inc.	554,400	9,809,674
	Mitsubishi HC Capital, Inc.	2,653,300	17,182,884
	Mitsubishi Logistics Corp.	98,900	3,281,125
	Mitsubishi Motors Corp.	2,036,090	6,452,043
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	19,582,048

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc.	10,604,650	$105,636,637
	Mitsui & Co. Ltd., Sponsored ADR	9,110	8,848,361
	Mitsui Chemicals, Inc.	812,360	23,122,111
	Mitsui Fudosan Co. Ltd.	3,329,700	33,886,563
#	Mitsui OSK Lines Ltd.	885,300	28,099,053
	Mizuho Financial Group, Inc.	2,332,680	45,088,623
	MS&AD Insurance Group Holdings, Inc.	1,373,859	24,700,661
	Nagase & Co. Ltd.	21,700	375,417
	NEC Corp.	610,710	44,216,623
	NGK Insulators Ltd.	681,400	9,282,224
	NH Foods Ltd.	183,667	6,041,947
	NHK Spring Co. Ltd.	3,400	34,458
	Nikon Corp.	514,700	5,321,651
	Nippon Electric Glass Co. Ltd.	83,799	2,073,530
	Nippon Express Holdings, Inc.	308,624	15,788,662
#	Nippon Steel Corp.	1,256,593	28,171,444
	Nippon Yusen KK	1,121,600	31,842,749
	Nissan Motor Co. Ltd.	3,625,498	13,268,246
	Nisshin Seifun Group, Inc.	36,200	472,225
	Niterra Co. Ltd.	373,000	12,233,588
	NOK Corp.	127,100	1,839,395
	Nomura Holdings, Inc.	3,219,302	18,317,768
	Nomura Real Estate Holdings, Inc.	543,800	15,224,831
	NSK Ltd.	1,224,791	6,735,595
	Obayashi Corp.	1,956,982	21,841,464
	Oji Holdings Corp.	3,573,400	13,997,060
	Open House Group Co. Ltd.	27,100	824,117
	ORIX Corp.	2,167,200	44,352,637
	Otsuka Holdings Co. Ltd.	54,000	2,308,870
	Panasonic Holdings Corp.	4,157,999	36,292,885
	Resona Holdings, Inc.	4,095,139	25,896,612
	Resonac Holdings Corp.	803,024	17,411,915
	Ricoh Co. Ltd.	1,843,900	15,907,425
	Rinnai Corp.	43,600	944,702
	Rohm Co. Ltd.	468,400	6,733,178
	Sankyu, Inc.	8,400	291,225
	SBI Holdings, Inc.	343,099	8,353,822
	Seiko Epson Corp.	981,632	16,147,832
	Seino Holdings Co. Ltd.	437,400	5,859,908
	Sekisui Chemical Co. Ltd.	206,700	3,007,079
	Sekisui House Ltd.	1,446,900	33,250,274
	Seven & i Holdings Co. Ltd.	108,700	1,404,534
	Shimamura Co. Ltd.	107,400	5,294,481
	Shimizu Corp.	800,400	4,958,042
	Shizuoka Financial Group, Inc.	741,300	6,919,181
	SoftBank Group Corp.	474,300	23,326,357
	Sohgo Security Services Co. Ltd.	79,000	439,377
	Sojitz Corp.	681,440	17,544,932
	Sompo Holdings, Inc.	791,568	15,665,222
	Stanley Electric Co. Ltd.	456,100	8,071,597
	Subaru Corp.	1,648,384	36,806,742
	SUMCO Corp.	609,700	9,092,643
	Sumitomo Chemical Co. Ltd.	2,151,600	4,596,809
	Sumitomo Corp.	1,699,000	44,678,853
	Sumitomo Electric Industries Ltd.	2,834,000	43,803,192
	Sumitomo Forestry Co. Ltd.	598,600	18,442,674
	Sumitomo Heavy Industries Ltd.	489,917	13,652,371
	Sumitomo Metal Mining Co. Ltd.	435,264	14,541,578
	Sumitomo Mitsui Financial Group, Inc.	1,457,900	82,814,222

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Trust Holdings, Inc.	1,048,087	$22,035,833
	Sumitomo Realty & Development Co. Ltd.	787,400	27,247,111
	Sumitomo Rubber Industries Ltd.	806,655	9,791,047
	Suzuken Co. Ltd.	102,500	3,027,207
	Suzuki Motor Corp.	1,600,000	18,633,248
	Taiheiyo Cement Corp.	217,387	4,972,187
	Taisei Corp.	215,600	7,893,201
	Takashimaya Co. Ltd.	382,400	5,420,634
	Takeda Pharmaceutical Co. Ltd.	2,716,171	71,386,586
	TBS Holdings, Inc.	54,600	1,422,972
	THK Co. Ltd.	230,400	5,027,122
	Tokyo Century Corp.	400,800	3,989,293
	Tokyo Tatemono Co. Ltd.	870,300	14,481,764
	Tokyu Fudosan Holdings Corp.	2,556,700	18,731,030
	TOPPAN Holdings, Inc.	599,800	14,229,618
	Toray Industries, Inc.	2,976,000	13,602,464
	Tosoh Corp.	958,800	13,218,132
	Toyo Seikan Group Holdings Ltd.	385,349	5,956,472
	Toyo Tire Corp.	334,200	6,322,764
	Toyoda Gosei Co. Ltd.	272,500	5,275,789
	Toyota Boshoku Corp.	168,000	2,484,438
	Toyota Industries Corp.	158,900	15,099,756
	Toyota Motor Corp.	4,626,850	105,531,855
	Toyota Tsusho Corp.	521,600	33,163,274
	Yamada Holdings Co. Ltd.	1,004,828	2,876,408
	Yamaguchi Financial Group, Inc.	151,042	1,525,767
	Yamaha Corp.	22,100	465,717
	Yamaha Motor Co. Ltd.	2,888,700	26,943,533
	Yamato Holdings Co. Ltd.	62,600	826,738
	Yamato Kogyo Co. Ltd.	72,400	3,889,993
	Yokohama Rubber Co. Ltd.	564,500	14,775,336
	Zeon Corp.	226,900	2,261,314

TOTAL JAPAN			2,683,468,001

NETHERLANDS — (3.8%)
# Ω	ABN AMRO Bank NV, GDR	678,891	10,874,856
	Aegon Ltd.	3,184,924	19,833,423
	Akzo Nobel NV	325,724	21,491,880
#	ArcelorMittal SA	1,322,241	33,051,557
	ASR Nederland NV	267,334	13,377,257
	Coca-Cola Europacific Partners PLC	95,047	6,816,672
	Heineken NV	356,789	34,722,583
	IMCD NV	13,323	2,010,102
	ING Groep NV	4,971,616	78,602,570
	JDE Peet’s NV	227,875	5,063,287
	Koninklijke Ahold Delhaize NV	4,003,663	121,527,947
	Koninklijke KPN NV	7,100,672	25,804,777
# *	Koninklijke Philips NV	1,170,718	31,088,469
	NN Group NV	850,647	39,241,092
	Prosus NV	499,154	16,701,671
	Randstad NV	402,851	20,203,354
	Stellantis NV	208,034	4,639,158

TOTAL NETHERLANDS			485,050,655

NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,105,854	9,735,506
	Chorus Ltd.	220,959	936,233
	Fletcher Building Ltd.	1,929,146	4,317,842

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Fonterra Co.-operative Group Ltd.	293,628	$640,636
	Infratil Ltd.	160,104	1,027,986
	Mercury NZ Ltd.	23,014	86,369
*	Ryman Healthcare Ltd.	317,660	758,235
	Summerset Group Holdings Ltd.	174,193	1,136,836

TOTAL NEW ZEALAND			18,639,643

NORWAY — (0.8%)
*	Adevinta ASA	100,672	1,023,597
	Aker BP ASA	561,241	13,611,856
	Austevoll Seafood ASA	12,397	98,990
Ω	BW LPG Ltd.	283,251	4,090,306
	DNB Bank ASA	1,467,455	25,576,484
	Golden Ocean Group Ltd.	305,829	4,297,820
	Hoegh Autoliners ASA	2,025	21,255
	Norsk Hydro ASA	2,737,655	16,823,937
	SpareBank 1 SR-Bank ASA	344,254	4,168,410
	Stolt-Nielsen Ltd.	144,333	6,146,105
	Storebrand ASA	333,505	3,201,514
	Subsea 7 SA	573,605	9,228,017
	Wallenius Wilhelmsen ASA	618,543	6,230,301
	Yara International ASA	351,041	10,006,475

TOTAL NORWAY			104,525,067

PORTUGAL — (0.1%)
	EDP Renovaveis SA	389,633	5,334,145
	Galp Energia SGPS SA	553,452	11,888,791

TOTAL PORTUGAL			17,222,936

SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	2,069,400	4,001,914
#	City Developments Ltd.	1,505,300	6,746,654
	Hongkong Land Holdings Ltd.	1,978,200	6,320,703
#	Jardine Cycle & Carriage Ltd.	63,800	1,231,228
	Keppel Ltd.	6,066,500	30,344,081
	Oversea-Chinese Banking Corp. Ltd.	1,056,100	10,963,970
# *	Seatrium Ltd.	92,638,285	6,617,660
	Singapore Land Group Ltd.	23,570	31,007
	United Overseas Bank Ltd.	1,308,200	29,029,986
	UOL Group Ltd.	974,274	4,159,905
	Wilmar International Ltd.	6,802,200	15,989,064

TOTAL SINGAPORE			115,436,172

SPAIN — (2.9%)
	Banco Bilbao Vizcaya Argentaria SA	6,651,895	71,933,413
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	881,590	9,441,829
	Banco de Sabadell SA	862,269	1,647,109
#	Banco Santander SA	33,828,020	164,594,695
	Banco Santander SA, Sponsored ADR	219,342	1,052,842
	CaixaBank SA	8,447,967	44,550,832
	Repsol SA	5,175,215	81,230,579

TOTAL SPAIN			374,451,299

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (2.1%)
	Billerud Aktiebolag	209,185	$1,734,904
#	Boliden AB	994,756	32,692,350
	Bure Equity AB	2,164	67,752
Ω	Dometic Group AB	351,335	2,510,682
	Essity AB, Class B	73,329	1,829,540
	Getinge AB, Class B	85,059	1,790,698
	Holmen AB, Class A	5,562	215,486
	Holmen AB, Class B	176,174	6,861,497
#	Husqvarna AB, Class B	1,071,204	8,688,754
	Loomis AB	310,972	7,947,435
*	Millicom International Cellular SA, SDR	369,384	7,579,225
	Pandox AB	95,224	1,472,584
#	Securitas AB, Class B	987,811	9,899,447
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	34,122,973
	Skandinaviska Enskilda Banken AB, Class C	14,462	191,802
	Skanska AB, Class B	730,459	12,548,050
	SKF AB, Class B	1,186,348	24,389,014
#	SSAB AB, Class A	791,009	4,441,615
#	SSAB AB, Class B	2,227,107	12,461,906
	Svenska Cellulosa AB SCA, Class A	34,534	501,745
	Svenska Cellulosa AB SCA, Class B	581,885	8,527,675
	Svenska Handelsbanken AB, Class A	1,224,329	10,499,016
#	Svenska Handelsbanken AB, Class B	37,204	399,133
#	Swedbank AB, Class A	1,001,439	19,149,781
	Telefonaktiebolaget LM Ericsson, Class B	3,477,365	17,647,227
	Telia Co. AB	4,284,518	9,800,731
	Trelleborg AB, Class B	581,623	20,497,807
	Vitrolife AB	18,157	271,191
	Volvo AB, Class A	160,173	4,218,355
	Volvo AB, Class B	50,146	1,276,375
*	Volvo Car AB	199,639	40,760
*	Volvo Car AB, Class B	199,639	619,726

TOTAL SWEDEN			264,895,236

SWITZERLAND — (9.5%)
	Alcon, Inc.	585,862	45,000,892
	Baloise Holding AG	105,344	15,918,832
	Banque Cantonale Vaudoise	3,643	380,965
	Cie Financiere Richemont SA, Class A	787,983	108,920,549
	DSM-Firmenich AG	174,413	19,561,199
	Holcim AG	1,270,872	106,476,312
	Julius Baer Group Ltd.	644,916	34,605,128
	Lonza Group AG	120,322	66,416,929
	Novartis AG, Sponsored ADR	1,104,091	107,240,359
	Novartis AG	1,526,421	148,150,570
*	Sandoz Group AG	305,284	10,375,662
# *	Sandoz Group AG, ADR	275,714	9,341,190
	Schindler Holding AG	7,078	1,724,581
	SIG Group AG	326,835	6,531,258
#	Swatch Group AG	147,696	12,431,816
	Swiss Life Holding AG	77,691	52,422,437
	Swiss Prime Site AG	116,858	10,789,830
	Swiss Re AG	539,533	58,650,131
	Swisscom AG	94,854	52,037,529
# *	UBS Group AG	7,039,491	185,539,121
	Zurich Insurance Group AG	344,994	166,993,077

TOTAL SWITZERLAND			1,219,508,367

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»
UNITED KINGDOM — (12.1%)
3i Group PLC	383,479	$13,700,723
Anglo American PLC	1,495,563	48,871,200
# Barclays PLC, Sponsored ADR	4,618,711	47,295,601
Barclays PLC	6,559,385	16,538,127
Barratt Developments PLC	1,172,367	6,624,014
BP PLC, Sponsored ADR	1,277,626	49,533,560
BP PLC	7,690,578	49,570,675
British American Tobacco PLC, Sponsored ADR	160,135	4,711,172
British American Tobacco PLC	1,655,301	48,593,466
BT Group PLC	26,353,717	33,701,222
Centrica PLC	486,495	776,578
DS Smith PLC	3,612,787	15,739,221
Glencore PLC	12,728,997	74,064,434
HSBC Holdings PLC	11,272,844	97,712,457
# HSBC Holdings PLC, Sponsored ADR	2,088,271	91,006,850
Investec PLC	791,263	5,012,084
J Sainsbury PLC	5,745,638	18,846,708
Kingfisher PLC	6,401,753	19,719,471
Lloyds Banking Group PLC	129,529,683	83,596,212
Lloyds Banking Group PLC, ADR	1,844,768	4,722,606
M&G PLC	550,166	1,377,356
Marks & Spencer Group PLC	10,812	34,446
Mondi PLC	711,208	13,478,390
NatWest Group PLC	10,908,015	41,171,007
# NatWest Group PLC, Sponsored ADR	1,170,624	9,013,805
# Pearson PLC, Sponsored ADR	536,583	6,535,581
Shell PLC	307,658	10,936,810
Shell PLC, ADR	8,324,491	596,533,025
Standard Chartered PLC	3,879,521	33,331,053
Taylor Wimpey PLC	6,456,344	10,579,511
Tesco PLC	9,436,697	34,840,930
Vodafone Group PLC	57,897,858	48,825,345
Vodafone Group PLC, Sponsored ADR	1,141,673	9,601,472
Whitbread PLC	25,328	998,247

TOTAL UNITED KINGDOM		1,547,593,359

UNITED STATES — (0.2%)
CRH PLC	239,197	18,518,632
Newmont Corp., CDI	201,911	8,175,134

TOTAL UNITED STATES		26,693,766

TOTAL COMMON STOCKS		12,206,538,119

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG, 8.806%	152,008	15,619,080
Henkel AG & Co. KGaA, 2.489%	219,496	17,437,144
Porsche Automobil Holding SE, 5.339%	246,047	12,536,460
Volkswagen AG, 7.568%	407,371	49,905,025

TOTAL GERMANY		95,497,709

TOTAL INVESTMENT SECURITIES (Cost $9,614,807,124)		12,302,035,828

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@ §	The DFA Short Term Investment Fund	41,646,336	$481,764,815

TOTAL INVESTMENTS — (100.0%) (Cost $10,096,565,575)			$12,783,800,643

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	435	06/21/24	$113,704,115	$110,207,250	$(3,496,865)

Total Futures Contracts			$113,704,115	$110,207,250	$(3,496,865)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$764,581,484	—	$764,581,484
Austria	—	10,364,334	—	10,364,334
Belgium	—	88,201,536	—	88,201,536
Canada	$1,298,083,989	—	—	1,298,083,989
Denmark	529,252	332,696,703	—	333,225,955
Finland	4,858,347	85,587,537	—	90,445,884
France	—	1,395,419,669	—	1,395,419,669
Germany	22,757,937	757,962,973	—	780,720,910
Hong Kong	—	151,695,444	—	151,695,444
Ireland	—	28,993,455	—	28,993,455
Israel	—	63,487,764	—	63,487,764
Italy	56,797,453	287,035,741	—	343,833,194
Japan	28,430,409	2,655,037,592	—	2,683,468,001
Netherlands	27,323,680	457,726,975	—	485,050,655
New Zealand	—	18,639,643	—	18,639,643
Norway	—	104,525,067	—	104,525,067
Portugal	—	17,222,936	—	17,222,936
Singapore	—	115,436,172	—	115,436,172
Spain	10,494,671	363,956,628	—	374,451,299
Sweden	40,760	264,854,476	—	264,895,236
Switzerland	153,513,235	1,065,995,132	—	1,219,508,367
United Kingdom	818,953,672	728,639,687	—	1,547,593,359
United States	18,518,632	8,175,134	—	26,693,766

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$95,497,709	—	$95,497,709
Securities Lending Collateral	—	481,764,815	—	481,764,815

Total Investments in Securities	$2,440,302,037	$10,343,498,606	—	$12,783,800,643

Financial Instruments
Liabilities
Futures Contracts**	$(3,496,865)	—	—	(3,496,865)

Total Financial Instruments	$(3,496,865)	—	—	$(3,496,865)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.1%)
	Akatsuki, Inc.	44,200	$644,952
*	AlphaPolis Co. Ltd.	9,200	112,059
	Amuse, Inc.	38,500	392,782
	Asahi Broadcasting Group Holdings Corp.	3,600	14,746
	Asahi Net, Inc.	109,100	441,440
	Ateam, Inc.	2,100	8,310
*	Atrae, Inc.	15,200	41,954
	Avex, Inc.	200,700	1,652,386
# *	Bank of Innovation, Inc.	6,200	157,983
# *	Bengo4.com, Inc.	43,000	785,031
	Broadmedia Corp.	7,321	62,246
#	Bushiroad, Inc.	22,000	51,571
	Carta Holdings, Inc.	4,900	54,817
# *	CAVE Interactive Co. Ltd.	12,500	118,766
	Ceres, Inc.	23,200	248,367
	COLOPL, Inc.	233,600	902,836
*	COOKPAD, Inc.	21,300	21,508
# *	Cover Corp.	76,900	821,619
	Daiichikosho Co. Ltd.	293,900	3,430,517
# *	DeNA Co. Ltd.	394,600	3,979,989
	Digital Holdings, Inc.	46,900	323,756
# *	Drecom Co. Ltd.	3,500	23,582
#	Fibergate, Inc.	43,400	306,697
#	Freebit Co. Ltd.	65,800	598,863
*	GA Technologies Co. Ltd.	52,800	443,657
# *	giftee, Inc.	103,700	773,816
	Gree, Inc.	237,500	701,228
	GungHo Online Entertainment, Inc.	267,600	3,934,127
	IG Port, Inc.	8,200	216,453
	Imagica Group, Inc.	86,800	332,838
	i-mobile Co. Ltd.	104,500	261,036
	Infocom Corp.	143,100	2,448,664
	Intage Holdings, Inc.	58,800	545,591
#	IPS, Inc.	25,799	378,155
#	ITmedia, Inc.	56,800	652,578
# *	Japan Communications, Inc.	832,400	1,044,490
	Kakaku.com, Inc.	289,100	3,325,388
#	Kamakura Shinsho Ltd.	88,900	300,062
# *	KLab, Inc.	174,300	268,635
#	LIFULL Co. Ltd.	392,800	411,123
	Macromill, Inc.	238,997	1,114,253
	MarkLines Co. Ltd.	72,900	1,375,978
	Marvelous, Inc.	157,400	673,431
#	Members Co. Ltd.	48,200	277,659
	MIXI, Inc.	233,000	3,556,009
	Okinawa Cellular Telephone Co.	157,500	3,384,198
	Oricon, Inc.	23,100	120,699
#	Port, Inc.	27,900	352,798
*	PR Times Corp.	15,200	174,525
	Proto Corp.	156,700	1,387,652
# *	Sharingtechnology, Inc.	47,800	166,496
	SKY Perfect JSAT Holdings, Inc.	897,900	5,283,873
#	Synchro Food Co. Ltd.	20,000	69,706

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Toei Co. Ltd.	39,400	$935,268
#	Tohokushinsha Film Corp.	94,800	745,555
	Tow Co. Ltd.	69,400	162,018
	TV Asahi Holdings Corp.	100,500	1,318,069
	Tv Tokyo Holdings Corp.	59,200	1,109,895
	U-Next Holdings Co. Ltd.	125,400	3,504,249
	ValueCommerce Co. Ltd.	105,400	721,434
#	Vector, Inc.	174,200	1,460,907
# *	Vision, Inc.	211,100	1,544,024
	Wowow, Inc.	28,700	199,822
	Zenrin Co. Ltd.	196,650	1,111,295
	ZIGExN Co. Ltd.	276,100	925,287

TOTAL COMMUNICATION SERVICES			62,909,718

CONSUMER DISCRETIONARY — (15.1%)
	&Do Holdings Co. Ltd.	59,500	476,956
	AB&Company Co. Ltd.	2,500	14,087
	Adastria Co. Ltd.	140,240	3,053,629
#	Adventure, Inc.	13,900	291,016
#	Aeon Fantasy Co. Ltd.	44,432	624,222
	Aeon Kyushu Co. Ltd.	2,500	44,866
#	Ahresty Corp.	107,300	431,028
	Ainavo Holdings Co. Ltd.	5,600	45,161
#	Airtrip Corp.	89,900	807,023
	Aisan Industry Co. Ltd.	208,600	1,948,574
*	Akebono Brake Industry Co. Ltd.	574,900	564,474
	Alleanza Holdings Co. Ltd.	77,800	529,044
#	Alpen Co. Ltd.	94,700	1,248,238
	Alpha Corp.	31,700	301,423
	Amiyaki Tei Co. Ltd.	24,614	986,271
	AOKI Holdings, Inc.	210,400	1,482,240
	Aoyama Trading Co. Ltd.	217,900	2,238,105
	Arata Corp.	171,200	3,793,107
	ARCLANDS Corp.	248,376	3,057,573
	Asahi Co. Ltd.	99,500	902,278
	Ashimori Industry Co. Ltd.	26,599	413,518
	ASKUL Corp.	227,500	3,435,771
	Asti Corp.	17,700	363,128
	Aucnet, Inc.	68,500	1,127,380
	Autobacs Seven Co. Ltd.	419,500	4,241,612
#	Avantia Co. Ltd.	45,400	235,561
	Baroque Japan Ltd.	12,200	58,849
#	Beauty Garage, Inc.	44,600	549,561
#	Beenos, Inc.	41,600	556,652
	Belluna Co. Ltd.	282,400	1,137,098
	Bic Camera, Inc.	452,100	4,390,012
#	Bookoff Group Holdings Ltd.	66,600	717,535
#	BuySell Technologies Co. Ltd.	6,200	107,788
	Casio Computer Co. Ltd.	142,600	1,188,040
	Central Automotive Products Ltd.	80,500	2,946,708
#	Central Sports Co. Ltd.	39,686	615,172
#	Chikaranomoto Holdings Co. Ltd.	69,100	741,416
	Chiyoda Co. Ltd.	108,500	605,650
	Chofu Seisakusho Co. Ltd.	107,200	1,549,776
#	Choushimaru Co. Ltd.	19,300	241,874
	Chuo Spring Co. Ltd.	75,100	512,211
	Cleanup Corp.	117,400	559,328
#	Colowide Co. Ltd.	352,100	4,796,921
	Corona Corp.	95,400	581,471

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Create Restaurants Holdings, Inc.	694,000	$4,782,694
	Curves Holdings Co. Ltd.	243,900	1,145,513
	Daido Metal Co. Ltd.	230,100	904,242
	Daidoh Ltd.	3,200	12,553
#	Daikoku Denki Co. Ltd.	45,800	1,049,107
	Daikyonishikawa Corp.	227,800	1,045,907
	Daimaruenawin Co. Ltd.	3,400	31,551
	Dainichi Co. Ltd.	33,700	148,384
	DCM Holdings Co. Ltd.	650,800	6,025,303
# *	DD GROUP Co. Ltd.	54,300	437,110
# *	Demae-Can Co. Ltd.	84,300	145,417
	Doshisha Co. Ltd.	130,800	1,802,893
	Doutor Nichires Holdings Co. Ltd.	182,986	2,450,452
	Eagle Industry Co. Ltd.	162,900	1,889,538
#	EAT & Holdings Co. Ltd.	35,300	444,430
#	EDION Corp.	489,800	5,060,025
#	ES-Con Japan Ltd.	87,100	573,607
#	Eslead Corp.	47,700	1,027,752
	Exedy Corp.	175,800	3,218,673
	FCC Co. Ltd.	211,800	3,013,669
	Felissimo Corp.	20,600	118,609
#	First Juken Co. Ltd.	15,200	103,216
	FJ Next Holdings Co. Ltd.	106,600	921,434
	Food & Life Cos. Ltd.	547,600	10,350,094
	Foster Electric Co. Ltd.	105,500	835,880
#	Fuji Corp.	72,800	845,594
	Fuji Corp. Ltd.	148,400	700,193
	Fuji Kyuko Co. Ltd.	111,399	2,378,389
	Fujibo Holdings, Inc.	61,600	1,628,297
	Fujikura Composites, Inc.	104,700	972,270
# *	Fujio Food Group, Inc.	35,900	328,151
	Fujishoji Co. Ltd.	35,500	283,311
*	Fujita Kanko, Inc.	42,000	1,767,263
	Fujitsu General Ltd.	234,400	3,023,601
	FuKoKu Co. Ltd.	66,400	789,722
	Furukawa Battery Co. Ltd.	88,000	582,970
#	Furyu Corp.	106,600	812,132
	Futaba Industrial Co. Ltd.	299,600	1,756,994
	Gakkyusha Co. Ltd.	49,300	679,990
#	Gamecard-Joyco Holdings, Inc.	10,400	150,489
#	Genki Sushi Co. Ltd.	62,100	1,166,397
	Geo Holdings Corp.	148,000	1,861,395
#	Gift Holdings, Inc.	50,500	957,093
#	GLOBERIDE, Inc.	103,298	1,314,775
	Greens Co. Ltd.	41,000	578,537
	GSI Creos Corp.	63,184	900,906
	G-Tekt Corp.	135,700	1,851,440
	Gunze Ltd.	90,200	3,057,263
#	Hagihara Industries, Inc.	76,000	750,948
	Hamee Corp.	36,200	266,673
	Handsman Co. Ltd.	43,500	262,893
	Happinet Corp.	97,600	1,890,339
	Hard Off Corp. Co. Ltd.	58,800	646,706
	Heiwa Corp.	327,400	4,101,338
	Hiday Hidaka Corp.	91,000	1,617,524
#	HI-LEX Corp.	123,580	1,210,603
	Himaraya Co. Ltd.	16,100	93,313
*	Hiramatsu, Inc.	10,500	17,670
# *	HIS Co. Ltd.	82,700	918,907

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	H-One Co. Ltd.	129,300	$567,713
	Honeys Holdings Co. Ltd.	113,140	1,218,457
	Hoosiers Holdings Co. Ltd.	207,900	1,437,609
	Hotland Co. Ltd.	59,600	817,197
#	I K K Holdings, Inc.	13,700	67,610
#	IBJ, Inc.	117,900	405,887
	Ichibanya Co. Ltd.	204,690	1,413,296
	Ichikoh Industries Ltd.	194,100	656,913
	IDOM, Inc.	332,500	2,948,603
#	Imasen Electric Industrial	37,400	150,306
# *	Istyle, Inc.	375,398	1,254,650
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	134,900	3,134,061
# *	Jade Group, Inc.	52,000	504,620
	JANOME Corp.	95,700	404,942
	Japan Wool Textile Co. Ltd.	306,800	2,648,575
	JINS Holdings, Inc.	75,900	1,594,576
# *	Joban Kosan Co. Ltd.	40,199	307,814
	Joshin Denki Co. Ltd.	106,200	1,713,121
	Joyful Honda Co. Ltd.	174,100	2,476,064
	JP-Holdings, Inc.	305,200	877,020
	JVCKenwood Corp.	904,200	4,596,444
*	Kappa Create Co. Ltd.	65,400	667,893
	Kawai Musical Instruments Manufacturing Co. Ltd.	34,500	818,607
	KeyHolder, Inc.	3,600	21,832
#	KFC Holdings Japan Ltd.	88,100	2,857,411
#	King Co. Ltd.	54,100	236,578
	Kintetsu Department Store Co. Ltd.	27,900	386,820
#	Ki-Star Real Estate Co. Ltd.	50,899	1,233,892
# *	KNT-CT Holdings Co. Ltd.	18,900	151,422
	Kohnan Shoji Co. Ltd.	146,300	4,131,574
	Kojima Co. Ltd.	172,500	889,900
	Komatsu Matere Co. Ltd.	174,599	837,114
	KOMEDA Holdings Co. Ltd.	283,300	4,650,021
	Komehyo Holdings Co. Ltd.	40,300	949,644
	Komeri Co. Ltd.	191,100	4,633,420
#	Konaka Co. Ltd.	129,706	322,986
	Koshidaka Holdings Co. Ltd.	239,400	1,309,686
#	Kotobukiya Co. Ltd.	5,400	65,364
# *	Kourakuen Holdings Corp.	10,700	85,318
	K’s Holdings Corp.	644,600	6,187,664
	KU Holdings Co. Ltd.	115,500	845,027
	Kura Sushi, Inc.	26,300	816,342
	Kurabo Industries Ltd.	91,800	2,160,163
	Kushikatsu Tanaka Holdings Co.	17,400	186,208
	KYB Corp.	102,100	3,485,582
	Kyoritsu Maintenance Co. Ltd.	360,800	7,694,293
	LEC, Inc.	142,200	995,501
#	LITALICO, Inc.	113,600	1,313,658
	Look Holdings, Inc.	37,100	702,685
	Mamiya-Op Co. Ltd.	1,800	19,059
	Mars Group Holdings Corp.	63,900	1,308,620
	Maruzen CHI Holdings Co. Ltd.	101,100	211,558
#	Matsuoka Corp.	6,800	63,866
	Matsuya Co. Ltd.	87,400	496,830
	Matsuyafoods Holdings Co. Ltd.	15,900	564,353
	Media Do Co. Ltd.	47,900	411,345
#	Meiwa Estate Co. Ltd.	73,200	455,315
# *	Mercari, Inc.	641,700	7,419,895

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Mikuni Corp.	134,100	$365,673
	Mitsuba Corp.	178,488	1,638,818
	Mizuno Corp.	105,600	5,125,163
	Monogatari Corp.	184,000	4,971,355
	Morito Co. Ltd.	107,800	1,053,821
	MrMax Holdings Ltd.	137,925	572,316
	Murakami Corp.	31,800	943,708
	Musashi Seimitsu Industry Co. Ltd.	278,800	2,954,264
	Nafco Co. Ltd.	54,200	990,690
	Nagase Brothers, Inc.	8,600	102,484
	Nagawa Co. Ltd.	31,800	1,485,139
	Nakayamafuku Co. Ltd.	29,900	67,082
#	New Art Holdings Co. Ltd.	36,134	375,993
#	Nextage Co. Ltd.	222,300	3,902,870
	NHK Spring Co. Ltd.	943,987	9,567,160
	Nichirin Co. Ltd.	61,160	1,527,372
	Nihon House Holdings Co. Ltd.	222,000	439,158
	Nihon Plast Co. Ltd.	48,300	154,145
	Nihon Tokushu Toryo Co. Ltd.	75,300	668,334
	Nihon Trim Co. Ltd.	5,000	112,905
#	Nippon Felt Co. Ltd.	78,100	210,744
	Nippon Seiki Co. Ltd.	274,900	2,499,765
	Nishikawa Rubber Co. Ltd.	38,500	485,020
	Nishimatsuya Chain Co. Ltd.	228,700	3,171,428
	Nissan Shatai Co. Ltd.	359,300	2,322,436
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	583,636
	NITTAN Corp.	22,400	48,877
	Nojima Corp.	379,300	4,531,861
	NOK Corp.	160,380	2,321,024
	NPR-RIKEN Corp.	125,398	2,307,152
	Ohashi Technica, Inc.	62,900	632,472
	Ohsho Food Service Corp.	67,800	3,360,163
	Onward Holdings Co. Ltd.	561,800	2,162,523
#	Ootoya Holdings Co. Ltd.	8,000	256,863
	Ozu Corp.	22,200	248,111
	Pacific Industrial Co. Ltd.	252,000	2,599,186
	PAL GROUP Holdings Co. Ltd.	248,700	2,968,024
	PALTAC Corp.	89,400	2,705,863
#	Paris Miki Holdings, Inc.	8,700	22,090
*	PIA Corp.	1,700	33,518
	Piolax, Inc.	163,900	2,784,425
	Press Kogyo Co. Ltd.	533,100	2,622,966
#	Pressance Corp.	111,400	1,290,921
#	QB Net Holdings Co. Ltd.	8,400	60,665
#	Raccoon Holdings, Inc.	102,800	436,570
#	Renaissance, Inc.	3,500	22,399
	Resol Holdings Co. Ltd.	1,200	39,025
	Resorttrust, Inc.	477,064	7,895,577
#	Rhythm Co. Ltd.	34,000	662,522
	Riberesute Corp.	27,200	137,596
#	Ride On Express Holdings Co. Ltd.	36,600	240,704
# *	Right On Co. Ltd.	70,225	173,129
	Ringer Hut Co. Ltd.	34,000	499,551
#	Riso Kyoiku Co. Ltd.	635,500	1,110,457
#	Rock Field Co. Ltd.	94,800	935,113
	Roland Corp.	53,600	1,457,102
	Round One Corp.	1,154,900	5,073,157
	Royal Holdings Co. Ltd.	105,300	1,646,055
	Sac’s Bar Holdings, Inc.	104,150	563,525

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Saizeriya Co. Ltd.	124,500	$4,204,044
	San Holdings, Inc.	119,800	822,943
	Sangetsu Corp.	272,850	5,800,448
	Sankyo Seiko Co. Ltd.	232,800	1,123,478
	Sanoh Industrial Co. Ltd.	149,500	1,071,944
	Sanyo Shokai Ltd.	49,499	875,014
	Scroll Corp.	181,700	1,078,978
	Seiko Group Corp.	157,081	4,154,988
	Seiren Co. Ltd.	255,600	4,257,794
*	Senshukai Co. Ltd.	174,600	345,723
	Seria Co. Ltd.	248,224	4,207,696
	SFP Holdings Co. Ltd.	23,600	307,042
	Shikibo Ltd.	62,826	417,158
	Shoei Co. Ltd.	297,700	3,814,071
#	SNT Corp.	83,800	142,385
	Soft99 Corp.	84,400	778,010
#	Sotoh Co. Ltd.	49,100	214,611
	SPK Corp.	48,600	633,151
#	Sprix, Inc.	34,300	170,471
	SRS Holdings Co. Ltd.	54,900	395,787
	St. Marc Holdings Co. Ltd.	38,900	521,962
	Step Co. Ltd.	60,800	766,886
	Suminoe Textile Co. Ltd.	8,200	139,324
	Sumitomo Riko Co. Ltd.	195,698	1,629,318
	Suncall Corp.	115,600	345,738
#	Syuppin Co. Ltd.	120,000	878,659
	T RAD Co. Ltd.	24,400	595,916
	Tachikawa Corp.	63,600	577,986
	Tachi-S Co. Ltd.	168,040	2,131,749
	Taiho Kogyo Co. Ltd.	91,001	512,310
	Take & Give Needs Co. Ltd.	34,268	223,345
#	Tama Home Co. Ltd.	86,300	2,387,990
	Tamron Co. Ltd.	108,600	5,049,971
	Tbk Co. Ltd.	133,900	302,364
	Tear Corp.	50,000	144,436
	Temairazu, Inc.	10,800	221,038
	T-Gaia Corp.	131,100	1,766,332
	Tigers Polymer Corp.	61,000	426,644
	Toa Corp.	121,817	887,784
	Tokai Rika Co. Ltd.	313,100	4,263,290
	Token Corp.	41,850	2,871,623
	Tokyo Base Co. Ltd.	18,400	34,554
	Tokyo Individualized Educational Institute, Inc.	72,245	188,706
#	Tokyotokeiba Co. Ltd.	92,300	2,544,196
	Tomy Co. Ltd.	510,693	8,165,540
	Topre Corp.	212,700	3,433,333
	Toridoll Holdings Corp.	166,400	3,998,665
	Torikizoku Holdings Co. Ltd.	38,000	967,590
	Tosho Co. Ltd.	71,600	308,959
	Toyo Tire Corp.	58,500	1,106,767
	Toyoda Gosei Co. Ltd.	14,800	286,538
	TPR Co. Ltd.	130,462	1,927,993
#	Treasure Factory Co. Ltd.	55,300	575,023
	TS Tech Co. Ltd.	453,286	5,581,371
#	TSI Holdings Co. Ltd.	271,495	1,515,141
#	Tsuburaya Fields Holdings, Inc.	201,300	2,296,740
	Tsutsumi Jewelry Co. Ltd.	27,500	389,969
#	Unipres Corp.	233,597	1,728,237
	United Arrows Ltd.	106,300	1,225,046

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
# *	Unitika Ltd.	347,200	$456,311
	Universal Entertainment Corp.	124,100	1,299,168
*	Village Vanguard Co. Ltd.	36,600	244,288
	VT Holdings Co. Ltd.	474,400	1,570,149
	Wacoal Holdings Corp.	244,800	5,357,841
#	Waseda Academy Co. Ltd.	43,600	417,122
	WATAMI Co. Ltd.	66,800	391,909
	Watts Co. Ltd.	48,500	214,382
# *	Wealth Management, Inc.	8,500	59,043
	Weds Co. Ltd.	14,500	60,779
#	Workman Co. Ltd.	6,266	153,941
	World Co. Ltd.	97,500	1,285,973
	Xebio Holdings Co. Ltd.	167,196	1,071,492
	Yagi & Co. Ltd.	14,500	183,745
#	Yamae Group Holdings Co. Ltd.	37,200	611,517
	Yasunaga Corp.	9,200	38,617
	Yellow Hat Ltd.	204,600	2,659,600
	Yondoshi Holdings, Inc.	67,420	811,553
#	Yonex Co. Ltd.	236,400	1,885,155
#	Yorozu Corp.	81,377	494,362
	Yoshinoya Holdings Co. Ltd.	363,000	6,647,951
	Yossix Holdings Co. Ltd.	23,400	416,172
	Yutaka Giken Co. Ltd.	8,700	136,349
	Zojirushi Corp.	68,700	670,134

TOTAL CONSUMER DISCRETIONARY			454,010,397

CONSUMER STAPLES — (7.9%)
	Aeon Hokkaido Corp.	200,500	1,179,337
	AFC-HD AMS Life Science Co. Ltd.	44,500	238,057
#	Ain Holdings, Inc.	128,200	4,851,917
	Albis Co. Ltd.	35,813	606,753
	Almado, Inc.	12,500	116,936
	Arcs Co. Ltd.	258,400	5,071,561
	Artnature, Inc.	109,100	524,948
	Axial Retailing, Inc.	428,000	2,860,491
	Axxzia, Inc.	16,600	93,412
	Belc Co. Ltd.	65,800	3,140,192
	Bourbon Corp.	54,800	823,089
	Bull-Dog Sauce Co. Ltd.	3,000	39,160
#	Cawachi Ltd.	79,400	1,432,903
	C’BON COSMETICS Co. Ltd.	8,400	74,518
	Chubu Shiryo Co. Ltd.	133,295	1,019,116
	Chuo Gyorui Co. Ltd.	9,800	201,476
#	Como Co. Ltd.	2,600	47,673
	Cota Co. Ltd.	137,445	1,231,805
	Create SD Holdings Co. Ltd.	147,200	3,181,180
	Daikokutenbussan Co. Ltd.	31,900	1,631,065
	Delica Foods Holdings Co. Ltd.	59,900	220,501
	DyDo Group Holdings, Inc.	113,200	1,959,342
	Earth Corp.	4,200	116,890
	Ebara Foods Industry, Inc.	30,900	561,794
	Eco’s Co. Ltd.	45,800	681,099
	Ensuiko Sugar Refining Co. Ltd.	70,400	120,374
	Ezaki Glico Co. Ltd.	252,200	6,510,786
	Fancl Corp.	356,083	4,158,916
	Feed One Co. Ltd.	145,048	946,353
	Fuji Co. Ltd.	6,100	74,379
	Fuji Oil Holdings, Inc.	247,100	3,636,824
	Fujicco Co. Ltd.	112,400	1,353,290

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Fujiya Co. Ltd.	66,400	$1,044,467
	G-7 Holdings, Inc.	141,300	1,249,637
	Genky DrugStores Co. Ltd.	50,300	1,843,833
	H2O Retailing Corp.	512,245	5,787,981
	HABA Laboratories, Inc.	14,100	179,954
	Hagoromo Foods Corp.	17,900	368,267
	Halows Co. Ltd.	56,100	1,644,640
	Heiwado Co. Ltd.	179,100	2,761,705
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	630,745
	Hokuto Corp.	130,200	1,509,686
	House Foods Group, Inc.	43,100	849,191
	Ichimasa Kamaboko Co. Ltd.	38,800	184,430
	Imuraya Group Co. Ltd.	57,947	900,348
	Inageya Co. Ltd.	16,000	129,372
#	I-NE Co. Ltd.	26,700	301,148
#	Ito En Ltd.	136,098	3,302,452
	Itochu-Shokuhin Co. Ltd.	35,100	1,659,975
	Itoham Yonekyu Holdings, Inc.	140,880	3,676,388
	Iwatsuka Confectionery Co. Ltd.	17,400	287,289
	JM Holdings Co. Ltd.	79,700	1,336,093
	J-Oil Mills, Inc.	115,000	1,441,629
	Kadoya Sesame Mills, Inc.	15,600	361,046
	Kagome Co. Ltd.	198,700	5,079,344
#	Kakiyasu Honten Co. Ltd.	53,400	929,552
	Kameda Seika Co. Ltd.	70,199	1,848,479
	Kaneko Seeds Co. Ltd.	44,700	405,009
	Kanemi Co. Ltd.	1,200	24,257
	Kanro, Inc.	18,400	263,993
#	Kansai Food Market Ltd.	7,300	90,490
	Kato Sangyo Co. Ltd.	146,300	4,242,695
	Kenko Mayonnaise Co. Ltd.	64,877	927,419
	Kibun Foods, Inc.	15,500	113,658
	Koike-ya, Inc.	600	17,972
	Kotobuki Spirits Co. Ltd.	430,400	4,431,641
#	Kusuri No. Aoki Holdings Co. Ltd.	262,800	4,899,739
	Kyokuyo Co. Ltd.	52,400	1,198,422
	Lacto Japan Co. Ltd.	47,000	776,132
	Life Corp.	108,200	2,702,972
	Lifedrink Co., Inc.	37,800	1,197,716
	Mandom Corp.	214,900	1,773,005
	Marudai Food Co. Ltd.	109,400	1,125,779
	Maruha Nichiro Corp.	216,387	4,220,734
	Maxvalu Tokai Co. Ltd.	50,100	982,368
	Medical System Network Co. Ltd.	130,800	524,226
	Megmilk Snow Brand Co. Ltd.	259,200	4,186,026
	Meito Sangyo Co. Ltd.	54,100	607,585
	Milbon Co. Ltd.	157,552	3,096,861
	Ministop Co. Ltd.	84,200	824,292
	Mitsubishi Shokuhin Co. Ltd.	102,100	3,620,298
	Mitsui DM Sugar Holdings Co. Ltd.	104,270	2,026,473
	Miyoshi Oil & Fat Co. Ltd.	31,500	251,852
	Morinaga & Co. Ltd.	414,798	6,703,446
	Morinaga Milk Industry Co. Ltd.	381,100	7,467,806
	Morozoff Ltd.	37,400	990,164
#	MTG Co. Ltd.	24,700	241,758
	Nagatanien Holdings Co. Ltd.	66,201	975,491
#	Nakamuraya Co. Ltd.	25,999	516,761
	Natori Co. Ltd.	65,000	876,350
	Nichimo Co. Ltd.	32,600	428,890

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Nihon Chouzai Co. Ltd.	69,689	$680,065
#	Niitaka Co. Ltd.	3,360	41,591
	Nippn Corp.	304,000	4,691,300
	Nippon Beet Sugar Manufacturing Co. Ltd.	54,600	686,269
	Nishimoto Co. Ltd.	18,700	690,673
	Nisshin Oillio Group Ltd.	148,200	4,760,867
	Nissui Corp.	1,737,200	10,423,613
	Nitto Fuji Flour Milling Co. Ltd.	16,200	545,232
	Noevir Holdings Co. Ltd.	89,400	2,958,012
#	Oenon Holdings, Inc.	223,100	504,613
	OIE Sangyo Co. Ltd.	22,000	224,701
# *	Oisix ra daichi, Inc.	150,000	1,136,400
	Okuwa Co. Ltd.	168,800	1,009,923
	OUG Holdings, Inc.	21,300	364,319
	Pickles Holdings Co. Ltd.	56,900	426,608
	Pigeon Corp.	698,425	6,366,161
#	Pola Orbis Holdings, Inc.	280,799	2,576,657
	Premium Water Holdings, Inc.	12,700	245,109
	Prima Meat Packers Ltd.	158,700	2,321,383
	Qol Holdings Co. Ltd.	145,900	1,636,622
	Retail Partners Co. Ltd.	116,600	1,247,247
	Riken Vitamin Co. Ltd.	139,200	2,398,834
#	Rokko Butter Co. Ltd.	74,200	688,365
	S Foods, Inc.	109,662	2,116,994
	S&B Foods, Inc.	38,744	1,116,441
	Sagami Rubber Industries Co. Ltd.	48,600	292,844
	Sakata Seed Corp.	28,400	654,344
	San-A Co. Ltd.	120,000	3,601,365
	Sato Foods Co. Ltd.	800	32,191
	Satudora Holdings Co. Ltd.	3,900	22,357
	Shinnihonseiyaku Co. Ltd.	46,600	506,054
	Shinobu Foods Products Co. Ltd.	1,600	9,442
#	Shoei Foods Corp.	9,000	245,749
	Showa Sangyo Co. Ltd.	114,300	2,562,520
	ST Corp.	38,000	369,793
	Starzen Co. Ltd.	86,100	1,489,926
	STI Foods Holdings, Inc.	9,200	245,858
	Takara Holdings, Inc.	812,477	5,337,496
	Toho Co. Ltd.	49,000	993,977
	Torigoe Co. Ltd.	92,100	406,063
	Transaction Co. Ltd.	88,300	1,000,585
#	United Super Markets Holdings, Inc.	320,900	1,831,527
	Valor Holdings Co. Ltd.	207,100	3,172,897
	Warabeya Nichiyo Holdings Co. Ltd.	80,660	1,227,516
	Watahan & Co. Ltd.	87,600	871,492
	Wellneo Sugar Co. Ltd.	92,500	1,290,186
	YAKUODO Holdings Co. Ltd.	64,600	1,173,550
	Yamami Co.	11,200	256,755
	YA-MAN Ltd.	2,600	15,676
	Yamatane Corp.	59,000	997,146
	Yamaya Corp.	23,500	456,974
	Yamazawa Co. Ltd.	11,800	92,727
	Yaoko Co. Ltd.	57,600	3,113,995
	Yokorei Co. Ltd.	296,900	1,957,936
	Yomeishu Seizo Co. Ltd.	42,500	623,824
# *	Yoshimura Food Holdings KK	48,300	465,795
	Yuasa Funashoku Co. Ltd.	14,300	312,759
	Yukiguni Maitake Co. Ltd.	91,700	575,465

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Yutaka Foods Corp.	3,900	$47,182

TOTAL CONSUMER STAPLES			236,858,033

ENERGY — (0.8%)
#	Fuji Kosan Co. Ltd.	11,100	126,325
#	Fuji Oil Co. Ltd.	213,300	648,861
	Itochu Enex Co. Ltd.	339,700	3,287,956
	Japan Oil Transportation Co. Ltd.	5,500	96,633
	Japan Petroleum Exploration Co. Ltd.	171,600	7,238,645
	Mitsuuroko Group Holdings Co. Ltd.	195,200	1,671,308
	Modec, Inc.	69,500	1,371,189
	Nippon Coke & Engineering Co. Ltd.	949,100	779,796
	Sala Corp.	291,400	1,454,262
	San-Ai Obbli Co. Ltd.	374,300	4,910,340
	Sinanen Holdings Co. Ltd.	46,500	1,472,899
	Toyo Kanetsu KK	48,100	1,334,583

TOTAL ENERGY			24,392,797

FINANCIALS — (9.2%)
	77 Bank Ltd.	330,252	9,336,324
	AEON Financial Service Co. Ltd.	432,100	3,596,876
	Aichi Financial Group, Inc.	19,670	371,003
	Aiful Corp.	1,250,900	3,633,528
	Aizawa Securities Group Co. Ltd.	200,800	2,240,237
	Akatsuki Corp.	152,300	476,538
	Akita Bank Ltd.	87,640	1,156,868
	Anicom Holdings, Inc.	261,800	986,124
#	Aozora Bank Ltd.	245,000	3,806,548
	Asax Co. Ltd.	9,300	44,410
	Awa Bank Ltd.	185,328	3,157,638
	Bank of Iwate Ltd.	82,982	1,292,400
	Bank of Kochi Ltd.	26,000	151,364
	Bank of Nagoya Ltd.	60,930	2,720,809
	Bank of Saga Ltd.	74,320	1,032,548
	Bank of the Ryukyus Ltd.	234,867	1,755,303
#	Bank of Toyama Ltd.	5,200	59,885
	Casa, Inc.	5,300	28,040
	Chiba Kogyo Bank Ltd.	273,758	1,881,765
	Chugin Financial Group, Inc.	679,900	5,725,582
	Daishi Hokuetsu Financial Group, Inc.	225,700	6,469,095
#	Daito Bank Ltd.	6,800	30,717
	eGuarantee, Inc.	207,700	2,270,047
	Ehime Bank Ltd.	181,901	1,356,437
#	Entrust, Inc.	54,900	288,517
	FIDEA Holdings Co. Ltd.	106,454	1,033,298
	Financial Partners Group Co. Ltd.	309,900	4,342,905
*	Fintech Global, Inc.	104,000	56,804
#	First Bank of Toyama Ltd.	287,900	1,695,819
	First Brothers Co. Ltd.	3,100	24,845
	Fukui Bank Ltd.	110,562	1,331,518
	Fuyo General Lease Co. Ltd.	19,600	1,680,888
#	GMO Financial Gate, Inc.	19,200	854,244
#	GMO Financial Holdings, Inc.	252,300	1,206,795
	Gunma Bank Ltd.	1,655,269	10,074,228
	Hirogin Holdings, Inc.	1,462,700	10,526,124
# *	Hirose Tusyo, Inc.	20,800	437,417
	Hokkoku Financial Holdings, Inc.	133,700	4,291,942
	Hokuhoku Financial Group, Inc.	650,353	7,977,844

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	HS Holdings Co. Ltd.	82,112	$500,513
	Hyakugo Bank Ltd.	1,291,009	5,309,383
	Hyakujushi Bank Ltd.	125,700	2,302,832
	Ichiyoshi Securities Co. Ltd.	186,100	964,863
	IwaiCosmo Holdings, Inc.	118,400	1,738,428
	Iyogin Holdings, Inc.	803,918	6,135,348
	J Trust Co. Ltd.	157,941	449,434
	Jaccs Co. Ltd.	136,600	4,908,980
	JAFCO Group Co. Ltd.	467,100	5,271,508
	Japan Investment Adviser Co. Ltd.	136,400	937,789
	Japan Securities Finance Co. Ltd.	560,600	5,683,275
*	Jimoto Holdings, Inc.	37,950	109,734
	J-Lease Co. Ltd.	63,800	505,944
	Juroku Financial Group, Inc.	185,800	5,580,493
	Keiyo Bank Ltd.	563,146	2,768,773
#	Kita-Nippon Bank Ltd.	43,506	690,121
	Kiyo Bank Ltd.	393,290	4,518,033
#	Kyokuto Securities Co. Ltd.	128,300	1,280,388
#	Kyushu Leasing Service Co. Ltd.	34,000	276,338
# *	LIFENET INSURANCE Co.	74,700	659,586
	M&A Capital Partners Co. Ltd.	79,100	1,067,887
#	Marusan Securities Co. Ltd.	232,800	1,504,546
	Matsui Securities Co. Ltd.	609,900	3,121,781
	Mercuria Holdings Co. Ltd.	60,500	400,654
	Mito Securities Co. Ltd.	288,529	973,627
	Miyazaki Bank Ltd.	87,300	1,696,164
	Mizuho Leasing Co. Ltd.	859,500	6,139,782
	Monex Group, Inc.	1,081,600	5,588,510
	Money Partners Group Co. Ltd.	29,700	52,435
	Musashino Bank Ltd.	155,521	3,045,307
	Nanto Bank Ltd.	150,800	2,898,340
	NEC Capital Solutions Ltd.	60,200	1,463,953
*	Net Protections Holdings, Inc.	222,300	308,983
	Nishi-Nippon Financial Holdings, Inc.	703,300	8,891,429
	North Pacific Bank Ltd.	1,579,600	4,542,882
	Ogaki Kyoritsu Bank Ltd.	207,300	2,969,172
	Oita Bank Ltd.	78,999	1,466,822
	Okasan Securities Group, Inc.	935,100	4,479,556
	Okinawa Financial Group, Inc.	113,516	1,924,938
	Orient Corp.	261,390	1,705,925
	Premium Group Co. Ltd.	179,300	2,516,801
	Procrea Holdings, Inc.	229,372	2,688,695
	Ricoh Leasing Co. Ltd.	91,300	3,103,041
	San ju San Financial Group, Inc.	117,893	1,558,425
	San-In Godo Bank Ltd.	904,000	7,041,651
*	SBI ARUHI Corp.	73,300	394,935
#	SBI Global Asset Management Co. Ltd.	145,400	598,809
	Senshu Ikeda Holdings, Inc.	1,179,128	3,001,643
	Seven Bank Ltd.	1,925,199	3,441,437
	Shiga Bank Ltd.	255,500	6,607,721
	Shikoku Bank Ltd.	205,690	1,480,956
	Shimizu Bank Ltd.	58,200	577,437
	Sparx Group Co. Ltd.	115,060	1,324,240
	Strike Co. Ltd.	47,100	1,316,886
#	Suruga Bank Ltd.	854,000	5,208,457
	Taiko Bank Ltd.	41,800	386,526
#	Tochigi Bank Ltd.	527,800	1,187,425
	Toho Bank Ltd.	1,153,200	2,476,060
	Tohoku Bank Ltd.	53,257	399,128

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Tokai Tokyo Financial Holdings, Inc.	1,094,774	$4,011,829
	Tokyo Kiraboshi Financial Group, Inc.	147,338	4,373,537
	Tomato Bank Ltd.	25,600	196,149
	TOMONY Holdings, Inc.	859,443	2,271,758
#	Tottori Bank Ltd.	50,400	440,634
	Towa Bank Ltd.	199,900	855,934
	Toyo Securities Co. Ltd.	327,900	802,120
	Traders Holdings Co. Ltd.	56,520	266,971
	Tsukuba Bank Ltd.	410,900	794,040
#	Wellnet Corp.	78,300	272,859
	Yamagata Bank Ltd.	143,600	1,069,467
	Yamaguchi Financial Group, Inc.	879,230	8,881,638
	Yamanashi Chuo Bank Ltd.	150,126	1,707,533
	Zenkoku Hosho Co. Ltd.	3,800	133,425

TOTAL FINANCIALS			275,625,897

HEALTH CARE — (5.3%)
	Amvis Holdings, Inc.	183,200	2,499,391
	As One Corp.	302,000	4,975,533
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,928,298
	Astena Holdings Co. Ltd.	194,800	609,449
	BML, Inc.	137,200	2,534,205
#	Carenet, Inc.	121,300	438,591
#	CellSource Co. Ltd.	17,900	176,483
	Charm Care Corp. KK	110,200	1,046,573
	Create Medic Co. Ltd.	29,900	186,623
# *	CYBERDYNE, Inc.	138,700	177,847
	Daiken Medical Co. Ltd.	103,800	362,693
	Daito Pharmaceutical Co. Ltd.	81,338	1,298,642
	Eiken Chemical Co. Ltd.	196,400	2,497,551
	Elan Corp.	183,700	1,054,545
	EM Systems Co. Ltd.	85,200	357,844
	FALCO HOLDINGS Co. Ltd.	53,300	751,573
	FINDEX, Inc.	92,700	602,292
#	France Bed Holdings Co. Ltd.	137,555	1,053,548
#	Fuji Pharma Co. Ltd.	92,900	936,092
	Fukuda Denshi Co. Ltd.	125,200	5,191,542
	Fuso Pharmaceutical Industries Ltd.	40,800	578,489
*	GNI Group Ltd.	211,100	3,312,237
	H.U. Group Holdings, Inc.	321,129	4,881,531
	Hisamitsu Pharmaceutical Co., Inc.	42,900	1,040,824
	Hogy Medical Co. Ltd.	80,900	1,911,853
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	299,491
	I’rom Group Co. Ltd.	38,400	439,123
# *	Japan Hospice Holdings, Inc.	20,800	187,340
	Japan Lifeline Co. Ltd.	341,000	2,502,841
	Japan Medical Dynamic Marketing, Inc.	99,400	424,291
	JCR Pharmaceuticals Co. Ltd.	261,532	1,344,404
	Jeol Ltd.	247,200	9,793,908
	JMS Co. Ltd.	104,457	352,739
	Kaken Pharmaceutical Co. Ltd.	115,500	2,510,631
	Kanamic Network Co. Ltd.	138,300	453,192
	Kissei Pharmaceutical Co. Ltd.	170,700	3,911,405
	Koa Shoji Holdings Co. Ltd.	4,100	21,926
	Kyorin Pharmaceutical Co. Ltd.	240,646	2,804,096
	Linical Co. Ltd.	42,200	107,773
	Mani, Inc.	392,300	4,544,810
	Medical Data Vision Co. Ltd.	149,300	547,744
	Medikit Co. Ltd.	2,000	35,754

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Medius Holdings Co. Ltd.	68,500	$336,562
*	Medley, Inc.	87,700	2,010,259
	MedPeer, Inc.	77,600	336,497
	Menicon Co. Ltd.	357,490	3,449,290
#	Mizuho Medy Co. Ltd.	21,600	455,531
	Mochida Pharmaceutical Co. Ltd.	67,998	1,371,731
	Nakanishi, Inc.	371,100	5,700,805
	Nihon Kohden Corp.	114,400	3,110,357
	Nippon Shinyaku Co. Ltd.	150,000	4,150,541
	Nipro Corp.	832,700	6,737,285
	Paramount Bed Holdings Co. Ltd.	245,100	4,176,137
*	PeptiDream, Inc.	455,993	5,810,370
#	Pharma Foods International Co. Ltd.	88,100	468,475
#	PHC Holdings Corp.	47,700	344,148
	Rion Co. Ltd.	51,800	1,039,403
	Sawai Group Holdings Co. Ltd.	219,400	8,176,036
#	Seed Co. Ltd.	47,900	179,215
	Seikagaku Corp.	225,300	1,063,691
#	Shin Nippon Biomedical Laboratories Ltd.	126,900	1,232,415
	Ship Healthcare Holdings, Inc.	344,100	5,119,491
	Shofu, Inc.	67,400	1,305,253
	Software Service, Inc.	18,600	1,592,111
	Solasto Corp.	319,700	1,008,084
	St-Care Holding Corp.	81,600	459,024
*	StemCell Institute.	4,300	50,848
*	Sumitomo Pharma Co. Ltd.	699,300	1,764,826
#	SUNWELS Co. Ltd.	47,800	666,577
	Suzuken Co. Ltd.	31,500	930,312
	Takara Bio, Inc.	198,800	1,285,259
	Techno Medica Co. Ltd.	14,700	162,344
	Toho Holdings Co. Ltd.	284,600	6,818,241
	Tokai Corp.	120,600	1,604,658
	Torii Pharmaceutical Co. Ltd.	88,300	2,203,857
	Towa Pharmaceutical Co. Ltd.	150,600	2,710,848
	Trans Genic, Inc.	13,900	20,968
	Tsumura & Co.	307,918	7,419,806
#	Value HR Co. Ltd.	92,800	792,534
	Vital KSK Holdings, Inc.	246,500	1,923,697
	WIN-Partners Co. Ltd.	23,400	174,958
	ZERIA Pharmaceutical Co. Ltd.	76,300	1,011,887

TOTAL HEALTH CARE			159,860,048

INDUSTRIALS — (29.4%)
	Advan Group Co. Ltd.	144,200	1,025,002
	Aeon Delight Co. Ltd.	115,600	2,734,199
	Aichi Corp.	223,100	1,499,921
	Aida Engineering Ltd.	296,500	1,678,473
# *	Aidma Holdings, Inc.	5,500	61,751
	Airtech Japan Ltd.	2,000	15,083
	AIT Corp.	28,000	317,635
	Ajis Co. Ltd.	28,900	463,267
	Alconix Corp.	141,600	1,233,990
#	Alinco, Inc.	80,500	588,728
#	Alps Logistics Co. Ltd.	110,100	2,234,585
#	Altech Corp.	101,970	1,776,092
	Anest Iwata Corp.	220,200	1,879,065
	Artner Co. Ltd.	15,700	216,266
	Asahi Diamond Industrial Co. Ltd.	282,200	1,642,915
	Asahi Kogyosha Co. Ltd.	102,800	1,008,049

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Asanuma Corp.	74,300	$1,766,556
#	Asukanet Co. Ltd.	39,400	160,457
	AZ-COM MARUWA Holdings, Inc.	211,399	1,620,097
	Bando Chemical Industries Ltd.	202,900	2,296,475
	Bell System24 Holdings, Inc.	206,500	2,028,942
	Bewith, Inc.	11,300	136,067
	Br Holdings Corp.	181,900	411,573
	Bunka Shutter Co. Ltd.	332,200	3,580,362
	Career Design Center Co. Ltd.	5,500	63,136
#	Careerlink Co. Ltd.	32,600	516,839
	Central Glass Co. Ltd.	125,700	2,232,212
	Central Security Patrols Co. Ltd.	51,100	867,475
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	2,079,347
*	Chiyoda Corp.	885,700	2,442,292
	Chiyoda Integre Co. Ltd.	66,200	1,170,195
	Chori Co. Ltd.	67,600	1,508,355
	Chudenko Corp.	183,100	3,694,491
	Chugai Ro Co. Ltd.	32,700	693,461
	Chuo Warehouse Co. Ltd.	21,000	150,281
	CKD Corp.	287,200	5,367,483
#	CMC Corp.	30,200	241,432
	Copro-Holdings Co. Ltd.	26,600	265,317
	Cosel Co. Ltd.	146,800	1,368,357
	Creek & River Co. Ltd.	67,100	704,410
*	CrowdWorks, Inc.	21,300	181,222
	CTI Engineering Co. Ltd.	66,400	2,018,540
	CTS Co. Ltd.	151,400	709,407
	Dai-Dan Co. Ltd.	178,400	3,161,393
	Daido Kogyo Co. Ltd.	31,700	143,946
#	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	1,068,967
#	Daihen Corp.	89,000	5,410,074
	Daiho Corp.	65,800	1,378,300
	Dai-Ichi Cutter Kogyo KK	46,300	446,772
	Daiichi Jitsugyo Co. Ltd.	153,300	2,012,719
	Daiichi Kensetsu Corp.	35,200	397,782
#	Daiki Axis Co. Ltd.	40,600	182,474
	Daiseki Co. Ltd.	279,055	5,303,434
#	Daiseki Eco. Solution Co. Ltd.	4,859	27,003
	Daisue Construction Co. Ltd.	48,200	492,040
	Daiwa Industries Ltd.	174,500	1,772,922
	Denyo Co. Ltd.	96,400	1,449,082
	Dip Corp.	204,335	3,453,296
	DMW Corp.	4,800	113,499
	Duskin Co. Ltd.	254,000	5,280,127
	Ebara Jitsugyo Co. Ltd.	64,800	1,386,986
#	Eidai Co. Ltd.	164,900	274,428
	EJ Holdings, Inc.	33,500	393,625
#	en Japan, Inc.	174,808	2,906,175
	Endo Lighting Corp.	54,600	494,059
#	Envipro Holdings, Inc.	34,400	113,526
	ERI Holdings Co. Ltd.	16,000	228,727
	EXEO Group, Inc.	856,372	9,333,805
#	F&M Co. Ltd.	44,400	611,844
*	FDK Corp.	67,898	325,130
#	Forum Engineering, Inc.	75,800	452,402
	Freund Corp.	65,156	340,091
	Fudo Tetra Corp.	93,380	1,383,491
	Fuji Corp.	375,000	6,290,771
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	72,207

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Fujisash Co. Ltd.	407,457	$234,958
#	Fukuda Corp.	53,200	1,848,046
	Fukushima Galilei Co. Ltd.	77,600	3,102,813
	Fukuvi Chemical Industry Co. Ltd.	10,600	59,022
	Fukuyama Transporting Co. Ltd.	93,457	2,258,192
	FULLCAST Holdings Co. Ltd.	120,000	1,150,267
	Funai Soken Holdings, Inc.	239,370	3,621,466
	Furukawa Co. Ltd.	155,972	1,977,135
	Furukawa Electric Co. Ltd.	380,200	8,140,413
	Futaba Corp.	202,000	593,930
	Gakken Holdings Co. Ltd.	132,500	770,099
	Gakujo Co. Ltd.	21,300	235,072
	Gecoss Corp.	95,900	626,884
	Giken Ltd.	35,798	444,371
	Glory Ltd.	263,355	4,745,198
#	gremz, Inc.	41,200	554,546
	GS Yuasa Corp.	417,183	7,871,173
	Hamakyorex Co. Ltd.	100,900	2,487,508
	Hanwa Co. Ltd.	165,500	6,367,843
#	Harmonic Drive Systems, Inc.	11,300	282,215
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	69,190
	Hazama Ando Corp.	926,300	6,906,542
#	Helios Techno Holding Co. Ltd.	32,000	96,841
	Hibiya Engineering Ltd.	109,900	2,069,101
*	Hino Motors Ltd.	1,055,700	3,081,767
	Hirakawa Hewtech Corp.	68,268	585,706
	Hirano Tecseed Co. Ltd.	56,700	712,473
#	Hirata Corp.	26,100	1,167,675
	Hisaka Works Ltd.	116,000	792,023
	Hitachi Zosen Corp.	982,779	7,606,599
#	Hito Communications Holdings, Inc.	40,600	258,256
	Hokuetsu Industries Co. Ltd.	137,200	1,757,485
	Hokuriku Electrical Construction Co. Ltd.	89,040	673,751
	Hosokawa Micron Corp.	83,600	2,336,701
	Howa Machinery Ltd.	48,700	244,624
	Ichiken Co. Ltd.	28,197	428,462
	Ichinen Holdings Co. Ltd.	125,100	1,374,231
	Idec Corp.	179,700	3,171,912
	Iino Kaiun Kaisha Ltd.	469,600	3,774,713
	Imura & Co. Ltd.	13,700	96,679
	Inaba Denki Sangyo Co. Ltd.	313,900	7,323,456
	Inaba Seisakusho Co. Ltd.	54,800	624,758
	Inabata & Co. Ltd.	277,500	5,656,818
	Insource Co. Ltd.	292,200	1,419,745
	Integrated Design & Engineering Holdings Co. Ltd.	74,800	2,219,223
#	Inui Global Logistics Co. Ltd.	80,380	561,049
#	IR Japan Holdings Ltd.	49,600	375,192
#	Iseki & Co. Ltd.	97,249	634,889
#	Ishii Iron Works Co. Ltd.	1,400	24,375
	Itoki Corp.	237,200	2,833,640
	Iwaki Co. Ltd.	56,100	904,775
	JAC Recruitment Co. Ltd.	430,000	2,072,040
# *	Jamco Corp.	13,800	95,178
	Japan Elevator Service Holdings Co. Ltd.	388,700	6,040,632
	Japan Engine Corp.	800	50,272
#	Japan Foundation Engineering Co. Ltd.	95,500	308,974
	Japan Pulp & Paper Co. Ltd.	72,300	2,511,840
	Japan Steel Works Ltd.	192,900	4,682,422
	Japan Transcity Corp.	228,408	1,051,065

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	JDC Corp.	105,100	$343,869
	JK Holdings Co. Ltd.	87,140	590,802
#	Juki Corp.	168,100	572,609
	Kamei Corp.	148,700	1,914,817
	Kanaden Corp.	105,700	1,043,303
	Kanagawa Chuo Kotsu Co. Ltd.	35,800	696,479
	Kaname Kogyo Co. Ltd.	1,300	7,380
#	Kanamoto Co. Ltd.	177,900	2,992,099
	Kandenko Co. Ltd.	537,900	6,000,114
	Kanematsu Corp.	470,325	7,647,398
	Katakura Industries Co. Ltd.	151,500	1,852,837
	Kato Works Co. Ltd.	54,900	481,665
	Kawada Technologies, Inc.	93,900	1,787,584
	Kawata Manufacturing Co. Ltd.	20,200	125,911
	Keihin Co. Ltd.	4,500	56,986
	KFC Ltd.	8,700	83,287
	Kimura Chemical Plants Co. Ltd.	98,900	479,091
	Kimura Unity Co. Ltd.	47,000	546,457
#	King Jim Co. Ltd.	61,200	345,223
	Kitagawa Corp.	44,800	436,864
	Kitano Construction Corp.	21,072	457,464
	Kitz Corp.	405,100	3,448,112
#	Kobe Electric Railway Co. Ltd.	35,799	623,259
#	Koike Sanso Kogyo Co. Ltd.	7,000	303,966
	Kokuyo Co. Ltd.	454,525	7,765,176
	KOMAIHALTEC, Inc.	1,100	13,851
	Komatsu Wall Industry Co. Ltd.	49,300	997,073
	Komori Corp.	259,405	2,026,305
#	Kondotec, Inc.	114,200	924,716
	Konoike Transport Co. Ltd.	161,700	2,344,363
#	Kosaido Holdings Co. Ltd.	476,000	2,197,061
	Kozo Keikaku Engineering, Inc.	22,000	554,767
	KPP Group Holdings Co. Ltd.	215,400	1,013,235
	KRS Corp.	75,600	560,228
	Kumagai Gumi Co. Ltd.	198,000	5,219,907
	Kyodo Printing Co. Ltd.	34,900	726,237
	Kyokuto Boeki Kaisha Ltd.	66,000	812,510
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	3,239,060
	KYORITSU Co. Ltd.	81,200	86,884
	Kyudenko Corp.	116,900	4,851,802
#	LIKE, Inc.	59,100	640,772
	Link & Motivation, Inc.	258,900	820,358
	Mabuchi Motor Co. Ltd.	483,268	7,484,797
	Maezawa Industries, Inc.	49,000	396,031
	Maezawa Kasei Industries Co. Ltd.	78,000	849,402
	Maezawa Kyuso Industries Co. Ltd.	122,700	998,285
	Makino Milling Machine Co. Ltd.	131,500	5,274,820
#	Management Solutions Co. Ltd.	57,800	624,084
	Marufuji Sheet Piling Co. Ltd.	5,800	105,001
	MARUKA FURUSATO Corp.	59,407	911,918
#	Marumae Co. Ltd.	33,699	408,652
	Maruyama Manufacturing Co., Inc.	12,800	200,054
	Maruzen Co. Ltd.	65,800	1,216,855
	Maruzen Showa Unyu Co. Ltd.	79,400	2,375,480
	Matching Service Japan Co. Ltd.	56,700	436,039
	Matsuda Sangyo Co. Ltd.	75,682	1,317,238
	Matsui Construction Co. Ltd.	116,800	631,531
	Max Co. Ltd.	156,800	3,498,939
	Meidensha Corp.	208,910	4,629,221

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Meiho Facility Works Ltd.	26,000	$142,902
	Meiji Electric Industries Co. Ltd.	51,600	535,269
#	Meiji Shipping Group Co. Ltd.	73,900	364,491
	Meisei Industrial Co. Ltd.	216,000	1,836,098
	MEITEC Group Holdings, Inc.	453,200	8,452,181
#	Meiwa Corp.	145,600	617,502
*	MetaReal Corp.	7,800	48,420
	METAWATER Co. Ltd.	111,100	1,382,064
#	Midac Holdings Co. Ltd.	31,900	287,426
	Mie Kotsu Group Holdings, Inc.	346,700	1,302,856
#	Mirai Industry Co. Ltd.	15,400	403,391
	Mirait One Corp.	532,276	6,499,089
	Mitani Corp.	294,600	3,109,022
	Mitani Sangyo Co. Ltd.	145,000	334,044
	Mitsubishi Kakoki Kaisha Ltd.	39,000	960,246
	Mitsubishi Logisnext Co. Ltd.	180,000	1,775,269
	Mitsubishi Logistics Corp.	169,500	5,623,365
	Mitsubishi Pencil Co. Ltd.	135,100	2,060,879
	Mitsuboshi Belting Ltd.	94,500	2,898,378
#	Mitsui E&S Co. Ltd.	489,681	5,308,463
#	Mitsui Matsushima Holdings Co. Ltd.	67,300	1,353,607
	Mitsui-Soko Holdings Co. Ltd.	119,500	3,524,871
	Miura Co. Ltd.	14,600	229,706
	Miyaji Engineering Group, Inc.	67,335	1,702,425
	Mori-Gumi Co. Ltd.	57,100	121,846
	Morita Holdings Corp.	202,300	2,381,538
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	9,836
	Nabtesco Corp.	409,200	6,748,501
	NAC Co. Ltd.	122,600	412,934
	Nachi-Fujikoshi Corp.	88,300	1,908,691
#	Nadex Co. Ltd.	22,200	150,099
	Nagase & Co. Ltd.	558,800	9,667,429
	Naigai Trans Line Ltd.	41,700	665,792
	Nakabayashi Co. Ltd.	110,400	365,644
	Nakakita Seisakusho Co. Ltd.	3,100	78,720
	Nakamoto Packs Co. Ltd.	33,300	351,781
	Nakanishi Manufacturing Co. Ltd.	5,700	74,545
	Nakano Corp.	14,000	55,809
	Namura Shipbuilding Co. Ltd.	284,528	3,547,673
	Nankai Electric Railway Co. Ltd.	300,100	5,225,479
	Narasaki Sangyo Co. Ltd.	25,400	500,973
	Nice Corp.	30,000	330,384
	Nichias Corp.	366,500	10,045,658
	Nichiban Co. Ltd.	68,100	824,196
	Nichiden Corp.	92,100	1,482,932
	Nichiha Corp.	152,180	3,548,393
	Nichireki Co. Ltd.	145,400	2,218,167
	Nihon Dengi Co. Ltd.	30,800	1,142,081
#	Nihon Flush Co. Ltd.	116,200	671,806
	Nihon M&A Center Holdings, Inc.	1,777,000	9,726,109
	Nikkiso Co. Ltd.	304,400	2,430,996
	Nikko Co. Ltd.	157,244	740,907
	Nikkon Holdings Co. Ltd.	356,100	6,989,570
	Nippi, Inc.	11,900	405,640
	Nippon Air Conditioning Services Co. Ltd.	187,100	1,070,291
	Nippon Aqua Co. Ltd.	78,100	475,599
	Nippon Carbon Co. Ltd.	56,300	1,985,105
	Nippon Concept Corp.	39,500	453,507
	Nippon Densetsu Kogyo Co. Ltd.	224,600	3,082,742

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Dry-Chemical Co. Ltd.	11,300	$189,766
	Nippon Filcon Co. Ltd.	5,900	20,530
	Nippon Hume Corp.	125,465	674,854
	Nippon Parking Development Co. Ltd.	1,161,400	1,425,610
#	Nippon Rietec Co. Ltd.	26,400	219,986
	Nippon Road Co. Ltd.	106,000	1,270,688
	Nippon Seisen Co. Ltd.	74,000	624,609
	Nippon Sharyo Ltd.	37,725	577,276
*	Nippon Sheet Glass Co. Ltd.	529,700	1,765,693
	Nippon Thompson Co. Ltd.	302,637	1,254,080
	Nippon Tungsten Co. Ltd.	13,398	108,677
	Nishimatsu Construction Co. Ltd.	172,400	4,984,912
	Nishi-Nippon Railroad Co. Ltd.	290,700	4,528,821
	Nishio Holdings Co. Ltd.	118,100	3,017,662
	Nissei ASB Machine Co. Ltd.	50,300	1,653,483
	Nissei Plastic Industrial Co. Ltd.	105,100	748,653
	Nisshinbo Holdings, Inc.	813,980	6,170,789
	Nissin Corp.	90,000	1,780,663
#	Nisso Holdings Co. Ltd.	79,600	418,109
	Nitta Corp.	115,000	2,967,208
	Nitto Kogyo Corp.	152,900	4,101,243
	Nitto Kohki Co. Ltd.	61,500	950,488
	Nitto Seiko Co. Ltd.	164,473	642,270
	Nittoc Construction Co. Ltd.	117,600	849,569
	Nittoku Co. Ltd.	47,899	591,291
	NJS Co. Ltd.	36,800	731,655
	Noda Corp.	116,900	826,506
#	Nomura Micro Science Co. Ltd.	117,600	3,760,173
	Noritake Co. Ltd.	111,600	2,929,662
	Noritsu Koki Co. Ltd.	111,900	2,195,515
	Noritz Corp.	153,000	1,727,771
	NS Tool Co. Ltd.	95,700	559,867
	NS United Kaiun Kaisha Ltd.	53,400	1,615,852
#	NTN Corp.	2,291,500	4,547,542
	Obara Group, Inc.	62,000	1,619,605
	Ochi Holdings Co. Ltd.	8,900	90,013
#	Ohba Co. Ltd.	76,500	546,184
	Ohmoto Gumi Co. Ltd.	12,300	200,550
	Oiles Corp.	139,970	2,117,115
	Okabe Co. Ltd.	205,100	1,043,562
	Okada Aiyon Corp.	42,800	818,024
	Okamoto Machine Tool Works Ltd.	24,599	930,932
	Okamura Corp.	350,100	5,301,989
	OKUMA Corp.	143,200	6,431,673
	Okumura Corp.	175,580	5,493,183
	Onamba Co. Ltd.	1,400	11,372
	Onoken Co. Ltd.	107,500	1,257,681
	Open Up Group, Inc.	241,000	3,052,946
	Organo Corp.	150,600	6,908,672
	Oriental Consultants Holdings Co. Ltd.	6,100	128,970
	Oriental Shiraishi Corp.	739,100	1,773,508
#	Origin Co. Ltd.	22,000	167,898
	OSG Corp.	487,600	6,288,237
	Oyo Corp.	126,400	1,964,563
#	Paraca, Inc.	34,000	439,641
*	Park24 Co. Ltd.	743,272	8,004,728
	Parker Corp.	34,000	207,819
#	Pasco Corp.	11,200	139,806
#	Pasona Group, Inc.	126,600	1,776,548

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Pegasus Co. Ltd.	123,100	$408,138
	Penta-Ocean Construction Co. Ltd.	733,700	3,682,073
	People Dreams & Technologies Group Co. Ltd.	23,700	257,707
	Pilot Corp.	142,300	3,808,623
	Prestige International, Inc.	622,200	2,657,142
	Pronexus, Inc.	104,900	763,424
	PS Mitsubishi Construction Co. Ltd.	62,560	394,672
	Punch Industry Co. Ltd.	19,700	56,795
	Quick Co. Ltd.	77,000	1,137,417
	Raito Kogyo Co. Ltd.	267,000	3,469,320
	Raiznext Corp.	260,400	3,347,461
# *	Raksul, Inc.	215,000	1,217,638
	Rasa Corp.	63,200	760,062
	Rheon Automatic Machinery Co. Ltd.	98,100	932,203
	Rix Corp.	17,300	491,680
	Ryobi Ltd.	123,740	2,149,350
#	S LINE GROUP Co. Ltd.	23,800	131,378
	Sakai Heavy Industries Ltd.	22,800	908,535
	Sakai Moving Service Co. Ltd.	134,400	2,365,811
*	Sanix, Inc.	13,300	28,460
	Sanki Engineering Co. Ltd.	262,700	3,687,704
	Sanko Gosei Ltd.	118,900	509,292
	Sanko Metal Industrial Co. Ltd.	15,100	448,860
	Sankyo Tateyama, Inc.	139,674	716,879
	Sankyu, Inc.	199,300	6,909,649
	Sansei Technologies, Inc.	60,578	474,122
	Sansha Electric Manufacturing Co. Ltd.	55,300	535,382
	Sanyo Denki Co. Ltd.	51,200	2,414,017
	Sanyo Electric Railway Co. Ltd.	99,198	1,307,539
#	Sanyo Engineering & Construction, Inc.	60,200	306,238
	Sanyo Industries Ltd.	6,400	117,515
	Sanyo Trading Co. Ltd.	138,600	1,313,880
	Sata Construction Co. Ltd.	86,199	398,295
	Sato Holdings Corp.	151,500	2,099,304
	Sato Shoji Corp.	86,800	968,292
	SBS Holdings, Inc.	111,000	1,913,371
	SEC Carbon Ltd.	54,500	879,262
	Seibu Electric & Machinery Co. Ltd.	10,300	113,412
	Seika Corp.	44,500	1,147,754
	Seikitokyu Kogyo Co. Ltd.	43,230	489,183
	Sekisui Jushi Corp.	187,200	3,059,584
	Senko Group Holdings Co. Ltd.	674,800	4,945,369
#	Senshu Electric Co. Ltd.	73,600	2,564,817
	Shibaura Machine Co. Ltd.	110,900	2,482,647
	Shibusawa Warehouse Co. Ltd.	58,000	1,116,241
	Shibuya Corp.	93,100	2,080,699
	Shima Seiki Manufacturing Ltd.	150,930	1,344,766
#	Shimojima Co. Ltd.	48,800	391,061
	Shin Maint Holdings Co. Ltd.	14,600	126,342
	Shin Nippon Air Technologies Co. Ltd.	84,680	2,141,851
#	Shinki Bus Co. Ltd.	1,900	41,179
	Shinmaywa Industries Ltd.	339,100	2,585,371
	Shinnihon Corp.	164,700	1,653,179
	Shinsho Corp.	30,000	1,306,398
	Shinwa Co. Ltd.	60,300	1,072,513
	Shinwa Co. Ltd.	24,800	115,925
	SHO-BOND Holdings Co. Ltd.	32,500	1,255,049
	SIGMAXYZ Holdings, Inc.	200,300	1,993,051
	Sinfonia Technology Co. Ltd.	135,800	2,881,768

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sinko Industries Ltd.	119,600	$3,037,291
	Sintokogio Ltd.	253,400	2,017,126
	SMS Co. Ltd.	322,300	4,459,819
	Soda Nikka Co. Ltd.	105,700	749,407
	Sodick Co. Ltd.	257,500	1,192,306
	Sotetsu Holdings, Inc.	315,100	5,022,898
#	Space Co. Ltd.	93,062	600,453
#	S-Pool, Inc.	353,600	681,213
	Star Micronics Co. Ltd.	207,800	2,467,339
#	Studio Alice Co. Ltd.	55,200	716,571
	Subaru Enterprise Co. Ltd.	32,700	571,888
	Sugimoto & Co. Ltd.	61,600	911,978
#	Sumiseki Holdings, Inc.	212,700	1,780,574
	Sumitomo Densetsu Co. Ltd.	109,300	2,455,048
	Sumitomo Mitsui Construction Co. Ltd.	821,040	2,114,518
#	Sumitomo Warehouse Co. Ltd.	319,400	5,289,273
	Suzumo Machinery Co. Ltd.	4,400	31,130
	SWCC Corp.	157,200	4,144,896
	Tacmina Corp.	14,700	177,106
	Tadano Ltd.	619,100	4,967,944
	Taihei Dengyo Kaisha Ltd.	89,200	2,510,644
	Taiheiyo Kouhatsu, Inc.	37,100	189,114
	Taikisha Ltd.	149,700	4,415,347
#	Taisei Oncho Co. Ltd.	13,600	373,893
	Takamatsu Construction Group Co. Ltd.	90,100	1,517,159
	Takamiya Co. Ltd.	144,999	489,815
#	Takano Co. Ltd.	22,000	142,558
	Takaoka Toko Co. Ltd.	59,920	838,250
	Takara & Co. Ltd.	48,955	808,405
	Takara Standard Co. Ltd.	192,400	2,347,116
	Takasago Thermal Engineering Co. Ltd.	245,700	8,236,881
#	Takashima & Co. Ltd.	74,800	562,503
	Takatori Corp.	4,500	114,931
	Takeuchi Manufacturing Co. Ltd.	204,100	7,742,165
	Takigami Steel Construction Co. Ltd.	5,300	281,547
	Takuma Co. Ltd.	166,600	2,084,792
#	Tanabe Engineering Corp.	39,500	334,357
	Tanseisha Co. Ltd.	225,349	1,258,097
# *	Tatsuta Electric Wire & Cable Co. Ltd.	179,300	808,978
	Techno Ryowa Ltd.	68,690	833,574
	Techno Smart Corp.	46,800	541,120
	TechnoPro Holdings, Inc.	236,900	4,035,211
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,631,035
	Teikoku Sen-I Co. Ltd.	113,000	1,696,240
	Tekken Corp.	72,000	1,313,739
#	Terasaki Electric Co. Ltd.	24,300	293,257
	Tess Holdings Co. Ltd.	150,800	412,985
	TKC Corp.	182,300	4,195,267
	Toa Corp.	322,400	2,227,565
	TOA ROAD Corp.	240,500	1,979,822
	Toba, Inc.	9,800	224,389
	Tobishima Corp.	103,354	897,351
	Tocalo Co. Ltd.	364,000	4,194,406
	Toda Corp.	929,100	6,068,430
	Toenec Corp.	54,000	1,848,762
	Togami Electric Manufacturing Co. Ltd.	17,800	350,815
	TOKAI Holdings Corp.	626,700	3,854,611
	Tokyo Energy & Systems, Inc.	115,400	985,996
	Tokyo Keiki, Inc.	71,022	1,159,932

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Tokyo Sangyo Co. Ltd.	126,500	$531,813
	Tokyu Construction Co. Ltd.	490,300	2,638,466
	Toli Corp.	237,700	599,133
	Tomoe Corp.	138,700	628,594
#	Tomoe Engineering Co. Ltd.	46,400	1,271,660
	Tonami Holdings Co. Ltd.	33,400	1,017,509
#	Torishima Pump Manufacturing Co. Ltd.	110,500	1,994,999
	Totech Corp.	144,300	2,853,776
	Totetsu Kogyo Co. Ltd.	144,700	2,890,688
	Toukei Computer Co. Ltd.	13,620	338,939
	Toyo Construction Co. Ltd.	492,600	3,991,284
	Toyo Denki Seizo KK	3,650	25,941
	Toyo Engineering Corp.	152,944	912,299
	Toyo Logistics Co. Ltd.	17,020	163,493
	Toyo Machinery & Metal Co. Ltd.	84,800	399,443
	Toyo Tanso Co. Ltd.	81,200	4,005,236
	Toyo Wharf & Warehouse Co. Ltd.	22,800	193,728
	Trancom Co. Ltd.	46,300	1,683,567
	Transcosmos, Inc.	116,900	2,527,052
	TRE Holdings Corp.	145,500	1,171,064
#	Trinity Industrial Corp.	36,000	270,792
	Trusco Nakayama Corp.	238,200	3,940,378
	Tsubaki Nakashima Co. Ltd.	240,200	1,289,388
	Tsubakimoto Chain Co	154,640	5,323,945
	Tsubakimoto Kogyo Co. Ltd.	85,200	1,181,146
	Tsugami Corp.	248,500	2,145,517
	Tsukishima Holdings Co. Ltd.	165,000	1,540,154
	Tsurumi Manufacturing Co. Ltd.	101,700	2,298,087
#	TWOSTONE&Sons.	13,400	132,924
	Ueki Corp.	60,800	638,995
#	UEX Ltd.	14,000	98,991
	Union Tool Co	46,900	1,358,666
	Ushio, Inc.	572,300	7,527,951
	UT Group Co. Ltd.	175,900	3,688,600
*	Visional, Inc.	73,700	3,362,801
	Wakachiku Construction Co. Ltd.	74,800	1,643,072
	Wakita & Co. Ltd.	217,200	2,155,185
	WDB Holdings Co. Ltd.	56,400	807,591
	Weathernews, Inc.	35,600	1,045,408
	Will Group, Inc.	96,500	658,582
	World Holdings Co. Ltd.	48,500	726,557
# *	W-Scope Corp.	181,200	587,204
	Yahagi Construction Co. Ltd.	172,600	1,621,794
	YAMABIKO Corp.	217,528	2,878,654
	YAMADA Consulting Group Co. Ltd.	50,438	602,800
#	Yamashina Corp.	80,200	39,988
	Yamashin-Filter Corp.	87,600	237,898
#	Yamato Corp.	108,400	694,091
#	Yamaura Corp.	14,400	125,996
	Yamazen Corp.	338,600	2,973,742
	Yasuda Logistics Corp.	99,100	871,236
	Yokogawa Bridge Holdings Corp.	194,000	3,518,651
	Yondenko Corp.	54,120	1,291,418
	Yuasa Trading Co. Ltd.	99,900	3,650,622
	Yuken Kogyo Co. Ltd.	1,400	19,577
	Yurtec Corp.	257,400	2,384,879
	Yushin Precision Equipment Co. Ltd.	31,700	139,997
	Zaoh Co. Ltd.	25,900	413,878
	Zenitaka Corp.	14,300	367,653

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Zuiko Corp.	94,600	$605,197

TOTAL INDUSTRIALS			884,861,556

INFORMATION TECHNOLOGY — (13.0%)
	A&D HOLON Holdings Co. Ltd.	143,900	2,499,113
#	Abalance Corp.	12,000	153,550
	Ad-sol Nissin Corp.	45,308	469,819
#	Adtec Plasma Technology Co. Ltd.	25,000	210,192
#	Advanced Media, Inc.	3,100	31,820
#	AGS Corp.	11,100	79,392
	Ai Holdings Corp.	213,300	3,280,677
*	AI inside, Inc.	9,000	349,163
	Aichi Tokei Denki Co. Ltd.	44,837	677,783
	Aiphone Co. Ltd.	66,800	1,271,172
	Allied Telesis Holdings KK	124,300	78,722
*	Almedio, Inc.	54,600	299,187
	Alpha Systems, Inc.	27,720	558,400
	Alps Alpine Co. Ltd.	980,642	8,852,024
	Amano Corp.	292,200	7,027,781
	Anritsu Corp.	86,099	656,431
#	AOI Electronics Co. Ltd.	26,700	400,267
	Argo Graphics, Inc.	102,600	2,632,075
	Arisawa Manufacturing Co. Ltd.	207,900	2,010,022
	Asahi Intelligence Service Co. Ltd.	1,300	11,025
	Atled Corp.	12,000	106,357
	Avant Group Corp.	127,100	1,035,412
	Axell Corp.	11,400	121,719
	Base Co. Ltd.	27,000	597,955
*	baudroie, Inc.	11,700	249,691
	BrainPad, Inc.	91,500	699,535
	Business Brain Showa-Ota, Inc.	41,500	534,702
	Business Engineering Corp.	10,300	230,311
	CAC Holdings Corp.	75,200	942,915
	Canon Electronics, Inc.	117,500	1,677,010
#	CDS Co. Ltd.	15,500	175,417
#	Celsys, Inc.	180,700	950,690
#	Change Holdings, Inc.	183,200	1,371,696
#	Chino Corp.	41,600	747,859
	Citizen Watch Co. Ltd.	1,379,800	9,165,989
	CMK Corp.	261,900	1,000,737
	Computer Engineering & Consulting Ltd.	162,300	1,868,033
#	Computer Institute of Japan Ltd.	340,917	994,648
	Comture Corp.	145,700	1,784,337
# *	Core Concept Technologies, Inc.	18,400	266,734
#	Core Corp.	45,800	562,386
#	Cresco Ltd.	84,700	1,075,828
	Cross Cat Co. Ltd.	8,200	67,859
#	Cube System, Inc.	60,600	424,812
*	Cyber Security Cloud, Inc.	26,300	445,221
#	Cyberlinks Co. Ltd.	20,100	98,090
	Cybozu, Inc.	159,000	1,609,359
	Daishinku Corp.	148,696	797,112
	Daitron Co. Ltd.	55,600	1,187,220
	Daiwabo Holdings Co. Ltd.	556,300	9,662,968
	Dawn Corp.	3,100	38,032
	Densan System Holdings Co. Ltd.	43,600	766,954
	Dentsu Soken, Inc.	52,500	1,739,222
	Dexerials Corp.	307,000	11,499,187
	Digital Arts, Inc.	70,300	1,885,269

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Digital Hearts Holdings Co. Ltd.	72,600	$442,058
	Digital Information Technologies Corp.	61,700	680,844
	DKK Co. Ltd.	48,900	651,378
#	DKK-Toa Corp.	31,400	171,350
#	Double Standard, Inc.	33,000	371,988
	DTS Corp.	245,400	6,694,683
	Ebase Co. Ltd.	131,400	562,165
	E-Guardian, Inc.	9,908	86,902
	Eizo Corp.	91,900	2,952,906
	Elecom Co. Ltd.	251,700	2,381,969
	Elematec Corp.	109,742	1,339,306
	Enomoto Co. Ltd.	29,100	292,476
	Enplas Corp.	37,900	2,052,999
	ESPEC Corp.	111,200	2,077,383
	Ferrotec Holdings Corp.	251,000	4,765,623
#	FFRI Security, Inc.	3,300	41,974
#	Fixstars Corp.	130,200	1,623,993
	Focus Systems Corp.	53,700	414,726
#	Forval Corp.	51,100	421,439
	FTGroup Co. Ltd.	51,000	399,189
	Fukui Computer Holdings, Inc.	62,200	969,243
	Furuno Electric Co. Ltd.	148,500	1,973,413
	Furuya Metal Co. Ltd.	22,600	1,580,779
	Future Corp.	273,600	2,760,176
	Gig Works, Inc.	8,200	30,223
	GL Sciences, Inc.	44,500	791,350
#	Global Security Experts, Inc.	5,400	152,042
	GMO GlobalSign Holdings KK	24,200	411,942
	GMO internet group, Inc.	322,020	5,287,290
	Hagiwara Electric Holdings Co. Ltd.	46,100	1,267,124
	Hakuto Co. Ltd.	74,200	2,562,259
# *	Headwaters Co. Ltd.	1,500	103,728
# *	Hennge KK	61,400	397,685
	Himacs Ltd.	960	8,428
#	Hioki EE Corp.	58,800	2,344,801
	Hochiki Corp.	91,500	1,405,961
	Hokuriku Electric Industry Co. Ltd.	21,839	188,118
	Hosiden Corp.	289,700	3,617,374
	HPC Systems, Inc.	1,700	22,810
	Icom, Inc.	54,900	1,110,993
	ID Holdings Corp.	79,450	734,513
	I’ll, Inc.	46,500	795,050
	Ines Corp.	123,100	1,237,307
	I-Net Corp.	76,490	983,254
	Innotech Corp.	96,100	1,121,889
	Intelligent Wave, Inc.	49,800	359,143
#	Inter Action Corp.	36,700	359,206
	I-PEX, Inc.	69,100	776,745
	Iriso Electronics Co. Ltd.	122,500	2,395,451
	ISB Corp.	51,700	421,255
	Itfor, Inc.	172,600	1,495,727
	Japan Aviation Electronics Industry Ltd.	284,400	4,568,921
	Japan Business Systems, Inc.	5,600	44,933
	Japan Cash Machine Co. Ltd.	128,900	1,105,462
	Japan Electronic Materials Corp.	60,200	977,227
	Japan Material Co. Ltd.	407,400	5,747,592
	Japan System Techniques Co. Ltd.	70,800	753,193
#	Jastec Co. Ltd.	71,600	878,890
	JBCC Holdings, Inc.	87,300	1,846,156

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	JFE Systems, Inc.	10,000	$234,143
# *	JIG-SAW, Inc.	19,400	483,040
	Justsystems Corp.	175,600	3,058,703
	Kaga Electronics Co. Ltd.	98,800	3,892,108
*	Kaonavi, Inc.	15,200	139,494
	KEL Corp.	27,900	326,121
#	Koa Corp.	182,200	1,879,191
	Konica Minolta, Inc.	2,569,800	8,544,930
	KSK Co. Ltd.	3,000	65,106
	Kyosan Electric Manufacturing Co. Ltd.	214,900	698,065
#	Kyowa Electronic Instruments Co. Ltd.	45,900	123,720
#	LAC Co. Ltd.	89,400	458,819
	Marubun Corp.	106,400	979,173
	Maruwa Co. Ltd.	30,900	6,511,488
	Maxell Ltd.	231,100	2,280,094
	MCJ Co. Ltd.	428,700	3,742,362
*	Megachips Corp.	91,900	2,130,679
	Meiko Electronics Co. Ltd.	122,000	3,980,464
	Melco Holdings, Inc.	35,600	773,862
	Micronics Japan Co. Ltd.	164,100	6,759,862
	MIMAKI ENGINEERING Co. Ltd.	113,200	882,473
	Mimasu Semiconductor Industry Co. Ltd.	103,481	2,386,853
#	Miraial Co. Ltd.	41,100	386,033
	Miroku Jyoho Service Co. Ltd.	111,000	1,193,976
	Mitsubishi Research Institute, Inc.	51,500	1,601,129
	Mitsui High-Tec, Inc.	102,400	4,585,055
#	m-up Holdings, Inc.	174,600	1,153,540
	Mutoh Holdings Co. Ltd.	6,600	91,939
	Nagano Keiki Co. Ltd.	82,400	1,236,931
	Naigai Tec Corp.	5,500	103,891
	NCD Co. Ltd./Shinagawa	31,500	357,912
	NEC Networks & System Integration Corp.	238,908	3,968,748
	NET One Systems Co. Ltd.	492,716	8,244,429
	Nichicon Corp.	270,800	2,292,394
	Nihon Dempa Kogyo Co. Ltd.	112,400	918,873
	Nihon Denkei Co. Ltd.	43,300	631,802
#	Nippon Avionics Co. Ltd.	4,100	233,747
*	Nippon Chemi-Con Corp.	98,500	995,518
	Nippon Electric Glass Co. Ltd.	385,736	9,544,688
#	Nippon Information Development Co. Ltd.	12,600	184,818
#	Nippon Kodoshi Corp.	51,600	669,219
	Nippon Signal Company Ltd.	271,292	1,756,302
	Nissha Co. Ltd.	236,100	2,541,314
	Nohmi Bosai Ltd.	140,700	2,141,452
	NPC, Inc.	38,400	208,481
	NSD Co. Ltd.	464,660	9,082,229
	NSW, Inc.	48,600	917,939
#	Ohara, Inc.	47,000	395,253
	Oki Electric Industry Co. Ltd.	487,356	3,482,999
	Optex Group Co. Ltd.	185,100	2,172,928
*	Optim Corp.	93,500	528,423
	Optorun Co. Ltd.	149,100	1,831,666
	Oro Co. Ltd.	39,800	657,630
	Osaki Electric Co. Ltd.	199,340	867,076
	Oval Corp.	35,600	118,094
	PCI Holdings, Inc.	45,300	270,409
	Plus Alpha Consulting Co. Ltd.	126,600	1,610,370
	Pole To Win Holdings, Inc.	175,897	553,395
#	Pro-Ship, Inc.	51,100	449,108

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Rakus Co. Ltd.	195,000	$1,971,074
	Restar Corp.	108,800	2,058,811
#	Riken Keiki Co. Ltd.	163,200	3,993,292
	Riso Kagaku Corp.	37,100	692,531
	Roland DG Corp.	76,900	2,713,219
	RS Technologies Co. Ltd.	67,400	1,338,369
	RYODEN Corp.	92,900	1,558,150
#	Ryoyo Ryosan Holdings, Inc.	139,919	2,466,315
	Saison Technology Co. Ltd.	23,500	278,810
#	Sakura Internet, Inc.	103,200	3,849,176
#	Samco, Inc.	27,500	768,484
	Sanken Electric Co. Ltd.	111,499	4,813,795
	Sanshin Electronics Co. Ltd.	70,900	987,157
	Santec Holdings Corp.	18,900	590,442
	Satori Electric Co. Ltd.	69,680	1,010,077
	Saxa Holdings, Inc.	21,300	387,294
	SB Technology Corp.	62,000	1,150,924
#	Segue Group Co. Ltd.	23,900	78,194
	Seikoh Giken Co. Ltd.	23,900	299,533
#	SEMITEC Corp.	32,000	360,495
	Shibaura Electronics Co. Ltd.	42,300	1,637,672
	Shibaura Mechatronics Corp.	58,400	2,224,335
*	SHIFT, Inc.	36,700	3,375,937
#	Shikino High-Tech Co. Ltd.	1,500	22,213
	Shindengen Electric Manufacturing Co. Ltd.	43,000	805,553
	Shinko Shoji Co. Ltd.	231,100	1,522,867
#	Shizuki Electric Co., Inc.	105,000	289,974
	Showa Shinku Co. Ltd.	24,400	217,882
	Sigma Koki Co. Ltd.	20,000	199,343
	Siix Corp.	175,700	1,811,336
*	Simplex Holdings, Inc.	116,900	1,888,580
	SK-Electronics Co. Ltd.	44,900	920,487
# *	Smaregi, Inc.	17,500	249,922
	SMK Corp.	26,049	404,186
	Softcreate Holdings Corp.	96,400	1,131,177
	Soliton Systems KK	54,100	440,891
	Solxyz Co. Ltd.	29,700	60,869
	SRA Holdings	69,900	1,748,673
	Startia Holdings, Inc.	22,600	208,283
	Sumida Corp.	132,049	1,043,001
# *	Sun*, Inc.	50,900	298,060
	Sun-Wa Technos Corp.	75,500	1,081,576
#	Suzuden Corp.	13,400	181,426
	Suzuki Co. Ltd.	65,977	595,574
	System D, Inc.	1,100	8,953
	System Research Co. Ltd.	61,600	612,439
	System Support, Inc.	29,400	348,218
	Systems Engineering Consultants Co. Ltd.	10,500	312,495
	Systena Corp.	1,593,700	2,655,483
#	T&S, Inc.	600	6,254
	Tachibana Eletech Co. Ltd.	101,760	1,941,291
	TAKEBISHI Corp.	52,200	682,032
	Tamura Corp.	423,400	1,740,670
#	TASUKI Holdings, Inc.	60,926	239,509
#	Tazmo Co. Ltd.	58,700	1,386,929
#	TDC Soft, Inc.	186,800	1,369,235
	TechMatrix Corp.	237,900	2,521,271
	Techno Horizon Co. Ltd.	9,700	32,164
#	Tecnos Japan, Inc.	46,100	172,242

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Teikoku Tsushin Kogyo Co. Ltd.	40,000	$472,124
#	Tera Probe, Inc.	11,500	382,674
#	TESEC Corp.	22,600	298,940
	Toho System Science Co. Ltd.	4,050	33,456
	Tokyo Electron Device Ltd.	121,400	4,358,946
	Tomen Devices Corp.	17,800	755,512
	Topcon Corp.	617,300	7,250,356
#	Torex Semiconductor Ltd.	52,900	591,092
	Toshiba TEC Corp.	137,500	2,765,666
	Towa Corp.	119,700	6,893,594
	Toyo Corp.	148,100	1,427,383
	Tsuzuki Denki Co. Ltd.	45,800	650,996
	Ubicom Holdings, Inc.	6,574	48,296
	Uchida Yoko Co. Ltd.	46,400	2,056,466
	ULS Group, Inc.	14,700	368,048
	UNITED, Inc.	50,500	266,208
#	User Local, Inc.	30,400	401,728
	V Technology Co. Ltd.	48,800	784,010
	Wacom Co. Ltd.	30,700	117,904
#	WILLs, Inc.	34,200	152,593
*	WingArc1st, Inc.	64,000	1,083,932
	YAC Holdings Co. Ltd.	13,000	192,622
#	Yamaichi Electronics Co. Ltd.	130,100	2,243,749
	Yashima Denki Co. Ltd.	119,500	1,169,549
#	YE DIGITAL Corp.	27,500	116,814
	Yokowo Co. Ltd.	98,275	1,043,503

TOTAL INFORMATION TECHNOLOGY			391,934,650

MATERIALS — (12.8%)
	Achilles Corp.	66,700	669,253
	ADEKA Corp.	494,500	10,276,060
	Agro-Kanesho Co. Ltd.	2,300	17,128
	Aica Kogyo Co. Ltd.	225,700	5,231,554
	Aichi Steel Corp.	68,765	1,508,201
	Arakawa Chemical Industries Ltd.	92,300	641,669
	Araya Industrial Co. Ltd.	12,200	314,164
	ARE Holdings, Inc.	453,000	5,855,292
	Artience Co. Ltd.	214,900	3,982,634
	Asahi Printing Co. Ltd.	25,700	149,382
	Asahi Yukizai Corp.	84,300	2,632,089
	Asahipen Corp.	2,100	24,242
	Asia Pile Holdings Corp.	187,730	1,003,014
	C Uyemura & Co. Ltd.	64,100	4,195,766
	Carlit Holdings Co. Ltd.	122,213	889,298
#	Chubu Steel Plate Co. Ltd.	46,600	684,503
	Chuetsu Pulp & Paper Co. Ltd.	32,800	353,513
#	Chugoku Marine Paints Ltd.	183,100	2,396,289
	CI Takiron Corp.	281,800	1,167,778
	CK-San-Etsu Co. Ltd.	23,100	579,927
	Dai Nippon Toryo Co. Ltd.	118,200	891,251
	Daido Steel Co. Ltd.	540,100	5,955,415
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,100	644,363
	Daiki Aluminium Industry Co. Ltd.	156,900	1,324,312
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	74,600	1,361,289
#	Daio Paper Corp.	363,500	2,602,483
	Denka Co. Ltd.	330,100	4,891,263
	DIC Corp.	356,700	6,666,572
	DKS Co. Ltd.	41,115	852,646
	Dowa Holdings Co. Ltd.	195,100	7,305,909

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Dynapac Co. Ltd.	8,500	$96,236
	FP Corp.	176,997	2,847,948
	Fuji Seal International, Inc.	232,828	2,991,698
	Fujikura Kasei Co. Ltd.	132,400	391,534
	Fujimi, Inc.	258,500	5,606,795
	Fujimori Kogyo Co. Ltd.	98,500	2,665,348
	Fuso Chemical Co. Ltd.	112,800	2,897,074
	Godo Steel Ltd.	49,900	1,672,898
	Gun-Ei Chemical Industry Co. Ltd.	25,700	570,803
#	Hakudo Co. Ltd.	41,600	745,236
	Harima Chemicals Group, Inc.	68,700	389,591
	Hodogaya Chemical Co. Ltd.	34,401	1,014,231
	Hokkan Holdings Ltd.	53,741	615,629
#	Hokko Chemical Industry Co. Ltd.	115,300	1,143,230
	Hokuetsu Corp.	751,699	6,339,691
#	Ise Chemicals Corp.	10,400	1,224,267
	Ishihara Chemical Co. Ltd.	72,000	809,805
	Ishihara Sangyo Kaisha Ltd.	174,050	2,016,250
	Ishizuka Glass Co. Ltd.	10,200	175,236
	Japan Pure Chemical Co. Ltd.	500	10,141
	JCU Corp.	124,200	2,965,217
	JSP Corp.	79,400	1,171,406
	Kaneka Corp.	219,600	5,688,084
	Kanto Denka Kogyo Co. Ltd.	249,700	1,703,995
#	KeePer Technical Laboratory Co. Ltd.	83,000	2,360,210
#	KEIWA, Inc.	53,200	371,910
	KH Neochem Co. Ltd.	190,142	2,919,584
	Kimoto Co. Ltd.	149,700	200,703
	Koatsu Gas Kogyo Co. Ltd.	185,393	1,017,168
	Kohsoku Corp.	70,200	974,080
	Konishi Co. Ltd.	330,800	2,809,306
#	Konoshima Chemical Co. Ltd.	37,500	363,311
#	Krosaki Harima Corp.	116,000	2,507,486
#	Kumiai Chemical Industry Co. Ltd.	346,887	1,768,015
	Kunimine Industries Co. Ltd.	35,000	254,887
	Kureha Corp.	263,550	4,698,382
	Kurimoto Ltd.	59,000	1,569,579
	Kuriyama Holdings Corp.	79,300	699,360
	Kyoei Steel Ltd.	131,200	1,867,800
	Kyowa Leather Cloth Co. Ltd.	70,100	347,401
	Lintec Corp.	240,500	4,794,600
	Maeda Kosen Co. Ltd.	116,000	2,538,647
	Maruichi Steel Tube Ltd.	233,400	6,009,693
	MEC Co. Ltd.	84,000	2,203,616
	Mitani Sekisan Co. Ltd.	66,000	2,418,936
	Mitsubishi Materials Corp.	477,800	9,337,438
#	Mitsubishi Paper Mills Ltd.	172,200	626,209
	Mitsubishi Steel Manufacturing Co. Ltd.	57,000	496,795
	Mitsui Mining & Smelting Co. Ltd.	329,400	10,328,956
	MORESCO Corp.	21,100	173,353
	Moriroku Holdings Co. Ltd.	15,400	264,264
	Mory Industries, Inc.	33,200	1,382,706
	Muto Seiko Co.	22,800	271,016
	Nakayama Steel Works Ltd.	206,000	1,194,521
	Nasu Denki Tekko Co. Ltd.	3,000	203,995
	Neturen Co. Ltd.	199,200	1,333,597
# *	New Japan Chemical Co. Ltd.	61,900	65,752
	Nicca Chemical Co. Ltd.	45,700	289,751
	Nichia Steel Works Ltd.	24,800	48,620

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Nihon Kagaku Sangyo Co. Ltd.	79,800	$724,512
	Nihon Nohyaku Co. Ltd.	184,500	875,555
	Nihon Parkerizing Co. Ltd.	513,400	3,948,106
#	Nihon Yamamura Glass Co. Ltd.	45,000	408,918
	Nippon Carbide Industries Co., Inc.	46,200	527,463
	Nippon Chemical Industrial Co. Ltd.	42,500	650,633
	Nippon Concrete Industries Co. Ltd.	240,017	610,582
	Nippon Denko Co. Ltd.	573,414	1,130,888
#	Nippon Fine Chemical Co. Ltd.	81,000	1,244,778
	Nippon Kayaku Co. Ltd.	608,700	4,958,122
	Nippon Light Metal Holdings Co. Ltd.	339,890	4,033,132
	Nippon Paper Industries Co. Ltd.	517,800	3,600,039
	Nippon Pillar Packing Co. Ltd.	108,800	4,285,581
	Nippon Shokubai Co. Ltd.	421,600	4,007,343
	Nippon Soda Co. Ltd.	136,200	4,996,311
	Nippon Yakin Kogyo Co. Ltd.	73,349	2,170,028
#	Nitta Gelatin, Inc.	64,800	294,633
	Nittetsu Mining Co. Ltd.	65,900	2,071,325
	Nozawa Corp.	47,500	271,958
	Oat Agrio Co. Ltd.	49,200	624,557
	Okamoto Industries, Inc.	69,300	2,173,837
	Okura Industrial Co. Ltd.	44,300	879,270
	Osaka Organic Chemical Industry Ltd.	90,943	1,884,942
	Osaka Soda Co. Ltd.	15,599	914,857
	Osaka Steel Co. Ltd.	79,300	1,205,402
	OSAKA Titanium Technologies Co. Ltd.	157,200	2,449,053
# *	Pacific Metals Co. Ltd.	86,841	717,659
	Pack Corp.	87,200	2,025,145
	Rasa Industries Ltd.	43,000	764,925
	Rengo Co. Ltd.	1,028,300	7,710,054
	Riken Technos Corp.	231,800	1,482,196
	Sakai Chemical Industry Co. Ltd.	80,516	1,047,375
	Sakata INX Corp.	243,000	2,468,034
	Sanyo Chemical Industries Ltd.	72,100	1,885,425
	Sanyo Special Steel Co. Ltd.	115,660	1,564,560
	Sekisui Kasei Co. Ltd.	135,082	424,467
	Shikoku Kasei Holdings Corp.	224,500	2,529,032
	Shinagawa Refractories Co. Ltd.	161,000	1,961,972
	Shin-Etsu Polymer Co. Ltd.	262,800	2,565,301
	SK Kaken Co. Ltd.	6,700	337,413
	Soken Chemical & Engineering Co. Ltd.	46,700	869,876
	Stella Chemifa Corp.	55,900	1,362,074
	Sumitomo Bakelite Co. Ltd.	244,200	6,955,529
	Sumitomo Osaka Cement Co. Ltd.	196,699	4,883,668
	Sumitomo Seika Chemicals Co. Ltd.	50,200	1,598,651
	T Hasegawa Co. Ltd.	123,100	2,403,686
	Taiheiyo Cement Corp.	375,454	8,587,569
	Taisei Lamick Co. Ltd.	36,200	655,126
	Taiyo Holdings Co. Ltd.	221,700	4,517,877
	Takasago International Corp.	82,700	1,835,199
	Takemoto Yohki Co. Ltd.	35,900	182,135
	Taki Chemical Co. Ltd.	12,300	305,859
#	Tanaka Chemical Corp.	13,400	81,874
	Taoka Chemical Co. Ltd.	11,400	55,893
	Tayca Corp.	89,617	847,686
	Teijin Ltd.	840,188	8,196,597
	Tenma Corp.	111,300	1,590,854
	Toagosei Co. Ltd.	666,600	6,705,566
	Toho Acetylene Co. Ltd.	63,500	149,164

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Toho Chemical Industry Co. Ltd.	47,000	$151,878
#	Toho Titanium Co. Ltd.	182,800	1,576,610
*	Toho Zinc Co. Ltd.	96,499	636,881
	Tohoku Steel Co. Ltd.	7,200	85,668
	Tokai Carbon Co. Ltd.	1,067,700	7,083,532
	Tokushu Tokai Paper Co. Ltd.	52,258	1,239,802
	Tokuyama Corp.	354,797	7,320,919
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	214,783
	Tokyo Rope Manufacturing Co. Ltd.	46,000	420,213
	Tokyo Steel Manufacturing Co. Ltd.	469,100	4,976,128
#	Tokyo Tekko Co. Ltd.	52,900	1,544,026
	Tomoku Co. Ltd.	70,600	1,157,075
	Topy Industries Ltd.	76,800	1,302,561
#	Toyo Gosei Co. Ltd.	29,500	1,513,557
	Toyobo Co. Ltd.	469,900	3,334,555
	TYK Corp.	108,200	322,272
	UACJ Corp.	189,241	5,781,432
	UBE Corp.	581,000	10,621,656
#	Ultrafabrics Holdings Co. Ltd.	12,900	98,718
	Valqua Ltd.	103,799	2,901,359
	Vertex Corp.	126,294	1,404,665
	Wavelock Holdings Co. Ltd.	28,300	120,887
#	Wood One Co. Ltd.	8,797	55,915
	Yamau Holdings Co. Ltd.	5,300	63,716
	Yamax Corp.	10,700	110,364
	Yodogawa Steel Works Ltd.	133,400	4,186,886
	Yotai Refractories Co. Ltd.	115,400	1,060,667
	Yushiro Chemical Industry Co. Ltd.	54,300	677,269
	Zeon Corp.	375,299	3,740,277

TOTAL MATERIALS			383,445,786

REAL ESTATE — (1.6%)
	AD Works Group Co. Ltd.	75,179	115,381
	Airport Facilities Co. Ltd.	143,970	563,504
#	Anabuki Kosan, Inc.	16,400	226,237
	Aoyama Zaisan Networks Co. Ltd.	101,700	902,973
	Apaman Co. Ltd.	68,100	205,080
	Arealink Co. Ltd.	47,573	935,363
	AZOOM Co. Ltd.	8,200	281,035
	B-Lot Co. Ltd.	33,900	217,591
	Cosmos Initia Co. Ltd.	46,100	252,251
	CRE, Inc.	38,300	346,743
*	CREAL, Inc.	1,500	39,021
	Dear Life Co. Ltd.	150,100	975,793
	Goldcrest Co. Ltd.	89,770	1,447,025
	Grandy House Corp.	95,600	367,494
	Heiwa Real Estate Co. Ltd.	124,100	3,430,876
#	JALCO Holdings, Inc.	96,400	213,559
#	Japan Property Management Center Co. Ltd.	79,300	664,957
	JINUSHI Co. Ltd.	77,900	1,259,997
	JSB Co. Ltd.	50,800	942,083
#	Kasumigaseki Capital Co. Ltd.	10,400	966,527
#	Katitas Co. Ltd.	258,200	3,110,756
	Keihanshin Building Co. Ltd.	197,400	1,978,791
	LA Holdings Co. Ltd.	12,200	366,417
	Leopalace21 Corp.	1,048,500	3,470,207
	Loadstar Capital KK.	34,100	733,583
	Mirarth Holdings, Inc.	523,500	1,605,173
	Mugen Estate Co. Ltd.	54,600	480,224

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Nisshin Group Holdings Co. Ltd.	196,700	$667,443
	Raysum Co. Ltd.	23,248	535,402
	Relo Group, Inc.	456,756	3,970,399
	SAMTY Co. Ltd.	155,850	2,658,624
	Sankyo Frontier Co. Ltd.	23,700	645,757
	Sansei Landic Co. Ltd.	3,100	20,397
# *	SRE Holdings Corp.	46,200	1,124,573
	Star Mica Holdings Co. Ltd.	137,071	554,649
	Starts Corp., Inc.	200,400	4,520,816
	Sun Frontier Fudousan Co. Ltd.	173,400	2,156,646
	Sunnexta Group, Inc.	11,100	71,307
#	Tenpo Innovation Co. Ltd.	3,100	17,980
*	TKP Corp.	49,700	440,336
	TOC Co. Ltd.	284,250	1,416,095
#	Tokyo Theatres Co., Inc.	39,599	286,243
	Tosei Corp.	178,200	2,782,045
	Urbanet Corp. Co. Ltd.	92,700	250,195

TOTAL REAL ESTATE.			48,217,548

UTILITIES — (1.7%)
#	EF-ON, Inc.	72,920	197,322
# *	eRex Co. Ltd.	156,800	822,159
	Hiroshima Gas Co. Ltd.	307,500	747,847
#	Hokkaido Electric Power Co., Inc.	971,300	6,901,777
	Hokkaido Gas Co. Ltd.	92,600	1,806,056
	Hokuriku Electric Power Co	989,500	5,788,900
#	Hokuriku Gas Co. Ltd.	10,100	231,565
#	K&O Energy Group, Inc.	84,600	1,825,217
	Nippon Gas Co. Ltd.	655,600	10,692,315
	Okinawa Electric Power Co., Inc.	250,916	1,871,921
# *	Renewable Japan Co. Ltd.	12,900	74,175
# *	RENOVA, Inc.	214,500	2,015,531
	Saibu Gas Holdings Co. Ltd.	151,600	1,890,308
	Shikoku Electric Power Co., Inc.	776,800	6,437,844
	Shizuoka Gas Co. Ltd.	315,000	1,927,447
#	Toell Co. Ltd.	54,200	260,123
#	Toho Gas Co. Ltd.	265,600	6,820,738
#	West Holdings Corp.	126,603	2,112,472

TOTAL UTILITIES			52,423,717

TOTAL COMMON STOCKS
Cost ($ 2,691,088,163)			2,974,540,147

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	2,977,727	34,446,351

TOTAL INVESTMENTS — (100.0%)
(Cost $ 2,725,534,470)			$3,008,986,498

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$62,909,718	—	$62,909,718
Consumer Discretionary	—	454,010,397	—	454,010,397
Consumer Staples	—	236,858,033	—	236,858,033
Energy	—	24,392,797	—	24,392,797
Financials	—	275,625,897	—	275,625,897
Health Care	—	159,860,048	—	159,860,048
Industrial	—	884,861,556	—	884,861,556
Information Technology	$2,705,824	389,228,826	—	391,934,650
Materials	—	383,445,786	—	383,445,786
Real Estate	—	48,217,548	—	48,217,548
Utilities	—	52,423,717	—	52,423,717
Securities Lending Collateral	—	34,446,351	—	34,446,351

Total Investments in Securities	$2,705,824	$3,006,280,674	—	$3,008,986,498

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.6%)
AUSTRALIA — (68.9%)
# *	29Metals Ltd.	554,459	$177,599
*	3P Learning Ltd.	93,233	74,984
# *	4DMedical Ltd.	51,246	19,883
	Accent Group Ltd.	2,364,473	2,872,835
* ††	ACN Ltd.	1,687	0
	Acrow Ltd.	633,457	462,971
#	Adairs Ltd.	965,283	1,323,037
*	Adbri Ltd.	2,268,700	4,602,318
# *	AIC Mines Ltd.	66,765	21,496
*	Ainsworth Game Technology Ltd.	570,292	441,926
*	Alkane Resources Ltd.	2,714,831	1,086,370
*	Alliance Aviation Services Ltd.	436,741	886,302
# *	Alligator Energy Ltd.	5,133,833	194,530
*	Altech Batteries Ltd.	174,277	6,910
	Altium Ltd.	49,163	2,077,130
*	Alumina Ltd.	9,199,687	9,451,085
# *	AMA Group Ltd.	10,669,904	411,013
	AMP Ltd.	16,162,745	11,375,893
	Ansell Ltd.	826,903	13,595,186
*	Antipa Minerals Ltd.	3,268,084	25,187
#	APM Human Services International Ltd.	80,377	62,711
# *	Appen Ltd.	1,224,295	481,806
# *	Arafura Rare Earths Ltd.	11,847,717	1,512,710
#	ARB Corp. Ltd.	515,473	12,654,606
# *	Archer Materials Ltd.	514,440	166,609
*	Ardea Resources Ltd.	232,320	101,540
# *	Argosy Minerals Ltd.	2,371,384	195,232
#	ARN Media Ltd.	2,190,777	1,180,337
# *	Aroa Biosurgery Ltd.	310,301	100,776
# *	Articore Group Ltd.	1,298,178	367,351
	AUB Group Ltd.	604,471	10,962,909
*	Audinate Group Ltd.	339,881	4,080,523
# *	Aura Energy Ltd.	296,027	33,986
# *	Aurelia Metals Ltd.	8,927,612	1,147,854
# *	Aussie Broadband Ltd.	1,298,579	3,097,379
	Austal Ltd.	1,915,922	2,833,804
#	Austin Engineering Ltd.	845,694	274,989
# *	Australian Agricultural Co. Ltd.	2,095,546	1,860,454
#	Australian Clinical Labs Ltd.	1,016,497	1,595,547
	Australian Ethical Investment Ltd.	447,310	1,351,445
#	Australian Finance Group Ltd.	1,690,583	1,635,190
# *	Australian Strategic Materials Ltd.	577,211	377,080
# *	Australian Vanadium Ltd.	16,823,179	152,660
# *	Australian Vintage Ltd.	2,444,948	596,191
#	Auswide Bank Ltd.	198,877	560,180
	Autosports Group Ltd.	14,044	23,658
# *	AVJennings Ltd.	7,298,697	1,524,528
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	14,528	34,393
	Baby Bunting Group Ltd.	696,057	824,259
#	Bank of Queensland Ltd.	3,764,914	14,871,977
*	Bannerman Energy Ltd.	95,393	229,720
#	Bapcor Ltd.	2,013,984	7,540,930
	Base Resources Ltd.	2,267,930	366,598
*	BCI Minerals Ltd.	5,533,358	821,688

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Beach Energy Ltd.	9,477,871	$9,705,184
#	Beacon Lighting Group Ltd.	496,214	932,742
	Beacon Minerals Ltd.	2,446,902	47,396
	Bega Cheese Ltd.	1,544,663	4,094,980
#	Bell Financial Group Ltd.	734,391	640,006
*	Bellevue Gold Ltd.	8,680,965	9,808,562
	Bendigo & Adelaide Bank Ltd.	20,951	131,323
*	Berkeley Energia Ltd.	37,692	8,348
# *	Betmakers Technology Group Ltd.	2,293,199	176,507
# *	Bigtincan Holdings Ltd.	1,377,352	133,189
*	Black Cat Syndicate Ltd.	80,356	14,183
# *	Black Rock Mining Ltd.	3,083,310	130,115
# *	Boss Energy Ltd.	2,985,896	9,397,878
*	Botanix Pharmaceuticals Ltd.	220,516	31,340
# *	Bravura Solutions Ltd.	2,245,735	1,985,238
	Breville Group Ltd.	613,229	10,096,657
	Brickworks Ltd.	443,273	7,634,576
# *	Bubs Australia Ltd.	1,112,690	107,498
# * ††	BWX Ltd.	744,883	0
*	Byron Energy Ltd.	275,427	12,369
# *	Calidus Resources Ltd.	939,861	84,547
	Calima Energy Ltd.	1,950,890	158,168
*	Calix Ltd.	11,872	11,315
#	Capitol Health Ltd.	5,647,083	874,196
	Capral Ltd.	74,958	477,567
*	Capricorn Metals Ltd.	2,326,307	7,364,166
# *	Carnarvon Energy Ltd.	9,573,458	1,205,149
#	Cash Converters International Ltd.	2,674,589	362,993
# *	Catapult Group International Ltd.	510,098	469,961
	Cedar Woods Properties Ltd.	384,889	1,182,755
*	Centrebet International Ltd.	81,336	0
# *	Cettire Ltd.	1,333,064	2,534,030
	Challenger Ltd.	2,318,192	9,987,706
	Champion Iron Ltd.	2,045,901	9,271,672
# *	Chrysos Corp. Ltd.	79,095	289,038
# *	City Chic Collective Ltd.	1,254,668	311,411
*	Clean Seas Seafood Ltd.	247,494	43,328
	ClearView Wealth Ltd.	156,351	61,570
#	Clinuvel Pharmaceuticals Ltd.	243,314	2,350,135
#	Clover Corp. Ltd.	788,775	263,086
# *	Coast Entertainment Holdings Ltd.	2,291,643	721,747
*	Cobalt Blue Holdings Ltd.	650,479	38,649
	Cobram Estate Olives Ltd.	13,612	16,381
	Codan Ltd.	810,546	5,712,440
#	COG Financial Services Ltd.	11,924	9,136
# *	Cogstate Ltd.	285,806	260,215
	Collins Foods Ltd.	698,877	4,480,140
*	Comet Ridge Ltd.	2,645,338	331,199
# *	Cooper Energy Ltd.	16,159,237	2,120,787
# *	Core Lithium Ltd.	2,708,158	248,687
Ω	Coronado Global Resources, Inc., CDI	2,381,556	1,892,715
#	Corporate Travel Management Ltd.	735,679	7,207,705
#	Credit Corp. Group Ltd.	406,633	4,255,348
	CSR Ltd.	3,025,097	17,254,499
	Dalrymple Bay Infrastructure Ltd.	292,714	527,893
	Data#3 Ltd.	1,167,081	5,740,321
*	De Grey Mining Ltd.	9,589,596	7,980,148
# *	Deep Yellow Ltd.	3,110,293	2,872,725
# *	Delta Lithium Ltd.	188,079	36,891

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Deterra Royalties Ltd.	1,916,483	$6,066,433
# *	Develop Global Ltd.	145,759	228,772
	Dicker Data Ltd.	483,482	3,330,690
	Domain Holdings Australia Ltd.	1,612,485	3,047,431
	Domino’s Pizza Enterprises Ltd.	366,930	9,255,966
	Downer EDI Ltd.	4,102,725	12,316,600
# *	Dreadnought Resources Ltd.	5,603,062	60,851
# *	Dropsuite Ltd.	52,173	9,054
# *	DUG Technology Ltd.	40,507	71,672
	Duratec Ltd.	312,716	206,555
#	Eagers Automotive Ltd.	877,469	7,068,561
# *	Ecograf Ltd.	1,581,731	169,617
	Elanor Investor Group	190,893	147,972
	Elders Ltd.	960,921	5,220,853
# *	Electro Optic Systems Holdings Ltd.	89,975	101,709
# *	Elixir Energy Ltd.	2,250,692	161,183
	Emeco Holdings Ltd.	1,839,318	853,512
*	Emerald Resources NL	3,039,618	6,842,469
# *	EML Payments Ltd.	1,912,519	1,231,641
*	Energy Transition Minerals Ltd.	1,881,748	45,364
	Enero Group Ltd.	298,728	320,633
# *	EnviroSuite Ltd.	1,131,191	40,104
	EQT Holdings Ltd.	183,814	3,606,199
	Eureka Group Holdings Ltd.	67,111	23,401
# *	European Lithium Ltd.	3,882,196	132,776
	Euroz Hartleys Group Ltd.	329,402	185,425
	EVT Ltd.	623,546	4,772,237
*	Experience Co. Ltd.	102,579	11,260
	Fenix Resources Ltd.	1,077,851	195,579
*	Finbar Group Ltd.	337,695	173,252
# * ††	Firefinch Ltd.	1,569,275	38,122
*	FleetPartners Group Ltd.	1,881,675	4,356,953
#	Fleetwood Ltd.	521,125	542,510
#	Flight Centre Travel Group Ltd.	991,677	13,478,887
# *	Frontier Digital Ventures Ltd.	1,085,135	395,075
	G8 Education Ltd.	4,311,845	3,386,881
# *	Galan Lithium Ltd.	1,772,684	372,292
# *	Genetic Signatures Ltd.	222,913	99,729
# *	Genex Power Ltd.	1,098,842	192,205
	Gold Road Resources Ltd.	7,834,503	8,107,416
	GR Engineering Services Ltd.	383,010	565,605
	GrainCorp Ltd., Class A	1,353,547	7,437,272
	Grange Resources Ltd.	3,343,783	900,139
	GUD Holdings Ltd.	1,021,707	6,709,313
	GWA Group Ltd.	1,285,728	2,124,376
	Hansen Technologies Ltd.	1,184,216	3,588,406
	Harvey Norman Holdings Ltd.	642,326	1,886,390
*	Hastings Technology Metals Ltd.	22,589	4,975
# *	Healius Ltd.	4,269,945	3,289,337
	Helia Group Ltd.	2,432,299	6,243,090
*	Helios Energy Ltd.	817,342	26,687
#	Helloworld Travel Ltd.	51,370	90,101
# *	Highfield Resources Ltd.	535,052	105,241
# *	Hillgrove Resources Ltd.	937,758	49,481
	Horizon Oil Ltd.	2,772,809	312,912
*	Hot Chili Ltd.	169,686	135,687
	HUB24 Ltd.	477,073	12,257,701
#	Humm Group Ltd.	2,649,044	793,679
#	IDP Education Ltd.	637,921	6,651,531

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Iluka Resources Ltd.	1,975,515	$9,606,164
	Imdex Ltd.	3,102,837	4,161,158
# *	Immutep Ltd.	3,466,795	954,755
# *	Immutep Ltd., Sponsored ADR	7,245	19,489
# *	ImpediMed Ltd.	267,755	14,573
# *	Imugene Ltd.	4,503,837	248,803
	Incitec Pivot Ltd.	4,870,252	8,744,963
	Infomedia Ltd.	3,020,161	3,213,800
	Inghams Group Ltd.	2,665,743	6,309,502
#	Insignia Financial Ltd.	3,390,811	5,306,534
#	Integral Diagnostics Ltd.	1,241,926	2,043,061
*	Investigator Resources Ltd.	278,908	8,692
# *	ioneer Ltd.	8,674,581	1,077,244
	IPD Group Ltd.	147,547	435,305
	IPH Ltd.	1,584,397	6,377,909
# *	IRESS Ltd.	1,252,591	6,845,854
	IVE Group Ltd.	740,279	1,021,285
#	Johns Lyng Group Ltd.	1,345,745	4,825,878
*	Judo Capital Holdings Ltd.	891,081	765,079
	Jumbo Interactive Ltd.	208,843	2,122,759
	Jupiter Mines Ltd.	5,396,584	1,027,213
*	Karoon Energy Ltd.	5,017,969	6,193,446
	Kelly Partners Group Holdings Ltd.	3,572	15,796
#	Kelsian Group Ltd.	936,772	3,329,266
#	Kogan.com Ltd.	507,181	1,648,923
# *	Lark Distilling Co. Ltd.	53,414	35,980
	Lendlease Corp. Ltd.	3,377,119	13,927,398
# * ††	Leo Lithium Ltd.	726,998	89,009
*	Lepidico Ltd.	2,895,993	5,667
	Liberty Financial Group Ltd.	4,470	11,374
	Lifestyle Communities Ltd.	676,135	5,158,845
	Lindsay Australia Ltd.	525,939	323,625
	Link Administration Holdings Ltd.	2,909,717	4,199,114
	Lovisa Holdings Ltd.	404,882	8,160,018
*	Lucapa Diamond Co. Ltd.	218,063	14,960
	Lycopodium Ltd.	93,012	739,430
*	Lynas Rare Earths Ltd.	123,026	514,415
#	MA Financial Group Ltd.	509,471	1,511,763
#	Maas Group Holdings Ltd.	123,655	344,036
# *	Mach7 Technologies Ltd.	42,643	20,016
	Macmahon Holdings Ltd.	6,121,225	983,850
*	Macquarie Technology Group Ltd.	35,597	1,872,625
#	Mader Group Ltd.	101,553	439,504
	Magellan Financial Group Ltd.	934,906	5,308,518
††	Mallee Resources Ltd.	49,485	2,565
	MaxiPARTS Ltd.	103,802	161,472
*	Mayne Pharma Group Ltd.	387,891	1,739,830
	McMillan Shakespeare Ltd.	544,280	6,496,768
#	McPherson’s Ltd.	653,702	207,310
*	Medical Developments International Ltd.	146,467	44,968
*	Megaport Ltd.	729,226	6,243,996
# *	Melbana Energy Ltd.	1,489,820	54,595
# *	Mesoblast Ltd.	3,561,708	2,261,713
# *	Metals X Ltd.	3,009,959	876,714
	Metcash Ltd.	5,799,205	14,706,116
	Michael Hill International Ltd.	1,522,713	665,118
# *	Micro-X Ltd.	261,656	15,087
*	MMA Offshore Ltd.	1,868,257	3,151,011
	Monadelphous Group Ltd.	597,465	5,132,157

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Monash IVF Group Ltd.	2,171,758	$2,056,941
*	Morning Star Gold NL	332,749	0
#	MotorCycle Holdings Ltd.	109,445	104,741
*	Mount Gibson Iron Ltd.	3,334,875	955,247
#	Myer Holdings Ltd.	3,710,235	1,818,397
	MyState Ltd.	646,654	1,496,031
*	Nanosonics Ltd.	1,532,733	2,836,034
	Navigator Global Investments Ltd.	1,618,656	1,935,691
# *	Neometals Ltd.	1,640,466	104,377
	Netwealth Group Ltd.	798,551	10,050,979
	New Hope Corp. Ltd.	3,218,747	9,363,398
# *	New World Resources Ltd.	2,751,437	64,185
# *	NextEd Group Ltd.	47,565	8,612
	nib holdings Ltd.	2,762,115	13,190,585
	Nick Scali Ltd.	423,775	4,249,858
	Nickel Industries Ltd.	9,405,425	5,649,027
#	Nine Entertainment Co. Holdings Ltd.	7,806,987	7,609,583
# *	Novonix Ltd.	1,098,177	605,974
	NRW Holdings Ltd.	3,217,572	5,743,232
	Nufarm Ltd.	2,227,788	7,363,471
*	Nuix Ltd.	583,294	772,810
	Objective Corp. Ltd.	113,847	918,175
*	OFX Group Ltd.	1,495,386	1,604,167
	OM Holdings Ltd.	676,887	210,341
# *	Omni Bridgeway Ltd.	1,596,158	1,282,036
	oOh!media Ltd.	2,618,980	2,831,568
*	Opthea Ltd.	179,060	71,661
	Orora Ltd.	7,895,775	11,067,453
#	Pacific Current Group Ltd.	333,540	2,168,401
#	Pacific Smiles Group Ltd.	272,678	328,145
*	Paladin Energy Ltd.	1,726,294	15,320,419
# * ††	Panoramic Resources Ltd.	10,367,820	174,623
# *	Pantoro Ltd.	9,770,781	540,971
# *	Paradigm Biopharmaceuticals Ltd.	59,638	10,386
	Paragon Care Ltd.	560,423	118,035
	Peet Ltd.	1,364,417	1,047,390
# *	Peninsula Energy Ltd.	5,706,281	399,125
#	PeopleIN Ltd.	389,220	243,222
	Pepper Money Ltd.	217,431	208,762
	Perenti Ltd.	4,589,924	2,817,285
	Perpetual Ltd.	533,324	8,108,790
	Perseus Mining Ltd.	8,150,426	11,921,805
#	Peter Warren Automotive Holdings Ltd.	341,518	494,865
*	PEXA Group Ltd.	718,528	5,588,907
#	Pinnacle Investment Management Group Ltd.	868,774	6,224,635
	Platinum Asset Management Ltd.	2,397,454	1,650,079
*	Playside Studios Ltd.	126,631	71,408
#	PointsBet Holdings Ltd.	616,994	202,237
*	Poseidon Nickel Ltd.	13,403,271	51,436
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
# *	Praemium Ltd.	2,916,041	921,887
# *	Predictive Discovery Ltd.	1,997,557	271,744
	Premier Investments Ltd.	460,365	8,855,415
	Probiotec Ltd.	109,937	204,025
#	Propel Funeral Partners Ltd.	262,510	909,475
# * ††	Province Resources Ltd.	889,179	4,608
	PSC Insurance Group Ltd.	824,647	2,855,676
	PWR Holdings Ltd.	618,964	4,685,519
	QANTM Intellectual Property Ltd.	112,211	119,745

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Qube Holdings Ltd.	382,135	$812,902
	Ramelius Resources Ltd.	6,372,398	8,453,050
# *	ReadyTech Holdings Ltd.	271,579	596,795
*	Red 5 Ltd.	19,115,525	5,475,136
* ††	Red River Resources Ltd.	480,964	0
	Regal Partners Ltd.	40,660	75,377
#	Regis Healthcare Ltd.	924,208	2,351,811
*	Regis Resources Ltd.	4,531,352	6,382,759
	Reject Shop Ltd.	181,592	498,898
	Reliance Worldwide Corp. Ltd.	4,574,507	15,015,063
#	Resimac Group Ltd.	124,613	79,254
*	Resolute Mining Ltd.	12,373,039	3,361,310
# *	Retail Food Group Ltd.	13,948,578	632,585
# *	Rex Minerals Ltd.	1,661,163	234,569
	Ridley Corp. Ltd.	1,892,845	2,761,670
*	RPMGlobal Holdings Ltd.	1,315,368	2,100,098
*	Sandfire Resources Ltd.	2,980,077	17,949,060
# *	Select Harvests Ltd.	726,282	1,639,217
#	Servcorp Ltd.	348,243	923,539
	Service Stream Ltd.	3,520,805	2,899,777
# *	Seven West Media Ltd.	5,367,384	725,394
	SG Fleet Group Ltd.	495,875	1,005,632
	Shaver Shop Group Ltd.	677,094	499,360
*	Sheffield Resources Ltd.	249,376	88,873
	Shine Justice Ltd.	59,739	27,474
	Shriro Holdings Ltd.	24,206	11,935
	Sigma Healthcare Ltd.	10,130,069	8,248,735
*	Silver Lake Resources Ltd.	5,859,748	5,407,328
# *	Silver Mines Ltd.	4,378,799	459,666
	Sims Ltd.	1,023,034	7,840,813
	SmartGroup Corp. Ltd.	884,641	5,424,318
#	Solvar Ltd.	1,158,197	720,882
	Southern Cross Electrical Engineering Ltd.	893,587	711,106
#	Southern Cross Media Group Ltd.	1,279,864	789,646
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,674,939	904,940
*	St Barbara Ltd.	5,150,769	869,089
	Stanmore Resources Ltd.	780,790	1,668,861
# *	Star Entertainment Group Ltd.	12,793,618	3,297,952
* ††	Strandline Resources Ltd.	2,534,832	59,114
# *	Strike Energy Ltd.	7,233,927	1,024,151
††	Sunland Group Ltd.	644,302	22,956
*	Sunstone Metals Ltd.	6,566,306	59,105
	Super Retail Group Ltd.	1,077,207	10,016,276
*	Superloop Ltd.	2,415,451	2,093,034
# *	Syrah Resources Ltd.	4,499,306	1,484,333
	Tabcorp Holdings Ltd.	14,226,279	6,675,205
	Technology One Ltd.	962,439	9,968,181
*	Telix Pharmaceuticals Ltd.	334,110	3,206,473
*	Temple & Webster Group Ltd.	645,713	4,712,578
* ††	Ten Sixty Four Ltd.	1,044,721	74,445
#	Terracom Ltd.	2,757,084	434,261
	Tribune Resources Ltd.	14,725	43,082
# *	Tuas Ltd.	346,384	891,695
# *	Tyro Payments Ltd.	2,811,176	1,725,009
#	Universal Store Holdings Ltd.	19,109	70,987
	Ventia Services Group Pty. Ltd.	4,118,921	9,586,161
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	4,788,882	10,485,228

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Viva Leisure Ltd.	84,215	$74,512
# *	Volpara Health Technologies Ltd.	225,102	166,552
# *	Vulcan Energy Resources Ltd.	76,760	165,015
# *	Wagners Holding Co. Ltd.	137,096	84,978
* ††	Walkabout Resources Ltd.	1,129,282	87,496
# *	Webjet Ltd.	2,238,459	11,749,811
*	West African Resources Ltd.	5,444,548	4,613,454
#	Westgold Resources Ltd.	2,847,042	4,067,368
# *	Xanadu Mines Ltd.	452,612	20,592
	XRF Scientific Ltd.	81,797	76,114
*	Zip Co. Ltd.	170,241	133,418

TOTAL AUSTRALIA			953,931,270

CHINA — (0.1%)
*	Fountain SET Holdings Ltd.	396,000	25,698
*	Neo-Neon Holdings Ltd.	2,061,500	108,289
	PAX Global Technology Ltd.	227,000	189,926
	SIIC Environment Holdings Ltd.	2,906,220	350,762

TOTAL CHINA			674,675

HONG KONG — (18.3%)
*	Aceso Life Science Group Ltd.	7,436,400	142,745
*	Acme International Holdings Ltd.	50,000	12,955
	Aeon Credit Service Asia Co. Ltd.	1,074,000	775,867
	Allied Group Ltd.	9,666,000	1,806,917
	Analogue Holdings Ltd.	842,000	115,913
	APAC Resources Ltd.	5,007,284	752,677
# *	Apollo Future Mobility Group Ltd.	583,599	38,897
	Asia Financial Holdings Ltd.	1,626,908	690,107
*	Asia Standard International Group Ltd.	10,846,917	547,243
	ASMPT Ltd.	1,083,400	13,464,149
	Associated International Hotels Ltd.	952,000	657,680
	Bank of East Asia Ltd.	3,549,377	4,468,997
	Best Mart 360 Holdings Ltd.	984,000	230,833
*	Blue River Holdings Ltd.	220,000	4,857
*	BOCOM International Holdings Co. Ltd.	2,371,000	90,293
	Bright Smart Securities & Commodities Group Ltd.	1,760,000	368,850
	Build King Holdings Ltd.	630,000	86,569
	Cafe de Coral Holdings Ltd.	2,510,000	2,603,219
*	Century City International Holdings Ltd.	7,111,460	177,537
	Chen Hsong Holdings	1,296,000	223,182
	Cheuk Nang Holdings Ltd.	771,714	163,575
	Chevalier International Holdings Ltd.	820,989	464,742
*	Chi Kan Holdings Ltd.	64,000	23,620
*	China Best Group Holding Ltd.	626,997	10,236
*	China Energy Development Holdings Ltd.	49,560,000	496,785
	China Motor Bus Co. Ltd.	80,000	567,509
# *	China Star Entertainment Ltd.	10,110,000	1,008,466
*	Chinese Estates Holdings Ltd.	2,912,000	393,721
	Chinney Investments Ltd.	1,136,000	111,739
	Chow Sang Sang Holdings International Ltd.	2,035,000	2,186,350
*	Chuang’s China Investments Ltd.	7,781,407	126,526
*	Chuang’s Consortium International Ltd.	7,519,043	340,048
	CITIC Telecom International Holdings Ltd.	11,401,125	3,866,492
#	CK Life Sciences International Holdings, Inc.	17,138,000	818,011
# *	C-Mer Eye Care Holdings Ltd.	2,716,000	1,023,520
	CN Logistics International Holdings Ltd.	33,000	13,860
	CNT Group Ltd.	7,979,264	311,098

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Convenience Retail Asia Ltd.	1,026,000	$88,436
# ††	Convoy, Inc.	32,922,000	131,727
# *	Cowell e Holdings, Inc.	1,254,000	2,845,028
Ω	Crystal International Group Ltd.	440,500	226,390
*	CSC Holdings Ltd.	83,051,250	297,713
	CSI Properties Ltd.	47,316,383	541,755
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,933,916	2,399,040
	Dah Sing Financial Holdings Ltd.	1,120,144	3,137,420
	Dickson Concepts International Ltd.	1,591,000	1,034,105
#	Dynamic Holdings Ltd.	230,000	241,347
	Eagle Nice International Holdings Ltd.	2,022,000	1,250,808
#	EC Healthcare	2,072,097	344,524
* ††	EcoGreen International Group Ltd.	1,994,640	90,850
	Emperor International Holdings Ltd.	10,584,753	464,483
	Emperor Watch & Jewellery Ltd.	25,160,000	571,170
*	Energy International Investments Holdings Ltd.	448,000	54,371
*	ENM Holdings Ltd.	12,820,000	549,033
*	Esprit Holdings Ltd.	10,905,325	317,719
Ω	ESR Group Ltd.	452,200	495,552
*	Eternity Investment Ltd.	360,000	2,315
	EuroEyes International Eye Clinic Ltd.	331,000	226,547
	Fairwood Holdings Ltd.	792,100	805,356
	Far East Consortium International Ltd.	11,693,629	1,581,378
	First Pacific Co. Ltd.	12,142,000	5,678,506
* Ω	FIT Hon Teng Ltd.	4,518,000	1,295,391
* Ω	Fosun Tourism Group.	341,800	161,882
	Four Seas Mercantile Holdings Ltd.	610,000	190,724
# * Ω	Frontage Holdings Corp.	2,300,000	360,106
	FSE Lifestyle Services Ltd.	685,000	474,750
	Get Nice Financial Group Ltd.	2,438,600	197,476
#	Giordano International Ltd.	6,066,000	1,548,041
	Glorious Sun Enterprises Ltd.	3,932,000	422,524
* ††	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd.	3,029,642	209,143
	Golden Resources Development International Ltd.	4,216,500	226,317
*	GR Life Style Company Ltd.	2,224,000	88,491
	Great Eagle Holdings Ltd.	1,186,472	1,811,135
*	Greentech Technology International Ltd.	2,594,000	144,105
	G-Resources Group Ltd.	2,582,810	822,338
	Guoco Group Ltd.	7,000	66,483
	Guotai Junan International Holdings Ltd.	14,527,797	1,052,064
	Hang Lung Group Ltd.	3,274,000	3,885,021
#	Hang Lung Properties Ltd.	1,763,000	1,945,844
	Hanison Construction Holdings Ltd.	2,713,649	209,586
*	Hao Tian International Construction Investment Group Ltd.	856,000	80,889
*	Harbour Centre Development Ltd.	936,500	703,466
#	HKBN Ltd.	4,273,500	1,285,518
	HKR International Ltd.	7,039,769	1,125,030
	Hon Kwok Land Investment Co. Ltd.	388,800	73,909
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	100,683
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	548,238
*	Hong Kong Resources Holdings Co. Ltd.	138,129	16,766
*	Hong Kong Technology Venture Co. Ltd.	2,029,000	391,903
*	Hongkong & Shanghai Hotels Ltd.	3,579,989	2,786,524
*	Hongkong Chinese Ltd.	4,838,000	166,347
Ω	Honma Golf Ltd.	1,123,000	480,138
	Hung Hing Printing Group Ltd.	2,940,000	446,373
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,676,000	1,141,257

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hysan Development Co. Ltd.	2,941,000	$4,583,792
*	IGG, Inc.	3,847,000	1,603,706
Ω	Impro Precision Industries Ltd.	416,000	110,177
	International Housewares Retail Co. Ltd.	1,915,000	312,669
*	IPE Group Ltd.	3,145,000	188,712
*	ITC Properties Group Ltd.	5,524,292	395,166
	Jacobson Pharma Corp. Ltd.	3,580,000	259,378
	Johnson Electric Holdings Ltd.	1,936,668	2,641,960
	K Wah International Holdings Ltd.	1,912,000	445,113
*	Kader Holdings Co. Ltd.	14,000	573
	Karrie International Holdings Ltd.	2,932,000	197,900
	Keck Seng Investments Hong Kong Ltd.	856,600	261,020
	Kerry Logistics Network Ltd.	3,661,000	3,426,514
	Kerry Properties Ltd.	3,070,500	5,952,518
	Kingmaker Footwear Holdings Ltd.	1,878,955	210,112
#	Kowloon Development Co. Ltd.	2,725,000	1,883,672
	KRP Development Holdings Ltd.	523,000	50,534
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,064
*	Lai Sun Development Co. Ltd.	2,556,894	186,345
*	Lai Sun Garment International Ltd.	1,497,442	114,120
	Lam Soon Hong Kong Ltd.	326,310	374,286
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	473,178
*	Lippo China Resources Ltd.	274,200	27,200
*	Lippo Ltd.	1,161,700	115,723
	Liu Chong Hing Investment Ltd.	1,531,200	905,132
	L’Occitane International SA	759,750	3,131,001
	Luk Fook Holdings International Ltd.	3,231,000	7,745,870
	Lung Kee Bermuda Holdings.	599,875	88,120
*	Magnificent Hotel Investment Ltd.	6,950,000	69,205
	Man Wah Holdings Ltd.	6,346,000	4,631,625
	Matrix Holdings Ltd.	1,067,414	107,796
# *	MECOM Power & Construction Ltd.	9,701,999	202,342
	Melbourne Enterprises Ltd.	39,500	348,265
* ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,515,987	285,040
	Miramar Hotel & Investment	1,170,000	1,490,087
	Modern Dental Group Ltd.	2,093,000	1,280,791
# *	Mongolian Mining Corp.	1,290,000	1,644,790
*	NagaCorp Ltd.	5,503,359	2,884,212
	Nameson Holdings Ltd.	7,692,000	629,283
	Nanyang Holdings Ltd.	133,500	441,641
	National Electronics Holdings	2,668,600	213,262
* ††	National United Resources Holdings Ltd.	1,828,000	18,564
*	NEW Concepts Holdings Ltd.	1,140,000	29,171
#	New World Development Co. Ltd.	4,389,000	4,660,901
* ††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,370,000	898,173
	NWS Holdings Ltd.	6,279,000	5,307,913
	Oriental Watch Holdings	2,719,611	1,225,908
*	Oshidori International Holdings Ltd.	20,024,400	410,635
	Pacific Basin Shipping Ltd.	28,012,000	9,699,374
*	Pacific Century Premium Developments Ltd.	457,240	10,097
	Pacific Textiles Holdings Ltd.	4,817,000	919,330
*	Paliburg Holdings Ltd.	3,180,830	328,159
*	Paradise Entertainment Ltd.	320,000	36,253
	PC Partner Group Ltd.	1,138,000	412,678
	PCCW Ltd.	18,623,545	9,311,665
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	148,898

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Perfect Medical Health Management Ltd.	2,553,000	$790,830
	Pico Far East Holdings Ltd.	5,004,000	1,029,033
	Playmates Holdings Ltd.	7,082,000	496,013
	Plover Bay Technologies Ltd.	2,192,000	781,707
	Pokfulam Development Co. Ltd.	62,000	41,808
*	PT International Development Co. Ltd.	10,693,725	79,989
	Public Financial Holdings Ltd.	2,848,000	439,964
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	200,048
*	Regal Hotels International Holdings Ltd.	2,897,800	904,198
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	564,117
*	Sa Sa International Holdings Ltd.	978,000	97,000
	Safety Godown Co. Ltd.	1,200,000	297,473
* Ω	Samsonite International SA	4,615,200	16,225,508
	SAS Dragon Holdings Ltd.	2,168,000	1,070,140
#	SEA Holdings Ltd.	1,657,523	329,176
# *	Shandong Hi-Speed Holdings Group Ltd.	43,000	39,124
*	Shangri-La Asia Ltd.	4,510,000	3,145,683
*	Shun Ho Property Investments Ltd.	1,140,757	113,971
*	Shun Tak Holdings Ltd.	8,283,419	820,431
	Singamas Container Holdings Ltd.	8,400,000	587,853
	SITC International Holdings Co. Ltd.	2,616,000	5,673,041
# *	SJM Holdings Ltd.	8,920,750	3,273,962
	SmarTone Telecommunications Holdings Ltd.	1,749,981	814,890
# *	Solomon Systech International Ltd.	8,926,000	317,080
	Soundwill Holdings Ltd.	600,500	541,493
*	South China Holdings Co. Ltd.	17,774,503	99,691
	Stella International Holdings Ltd.	2,686,000	4,896,134
	Sun Hung Kai & Co. Ltd.	4,094,429	1,250,285
*	Suncorp Technologies Ltd.	210,000	3,741
#	SUNeVision Holdings Ltd.	2,981,000	947,177
	TAI Cheung Holdings Ltd.	2,329,000	992,971
	Tai Hing Group Holdings Ltd.	221,000	25,064
	Tai Sang Land Development Ltd.	798,910	201,647
	Tan Chong International Ltd.	1,176,000	211,704
	Tao Heung Holdings Ltd.	1,396,000	129,598
*	Television Broadcasts Ltd.	1,566,000	674,680
# *	Texhong International Group Ltd.	385,000	209,095
	Texwinca Holdings Ltd.	4,160,000	412,631
	Theme International Holdings Ltd.	7,870,000	601,073
	Tian Teck Land Ltd.	1,024,000	309,362
*	TOM Group Ltd.	416,000	25,379
*	Tongda Group Holdings Ltd.	640,000	6,462
	Town Health International Medical Group Ltd.	7,030,115	251,243
	Tradelink Electronic Commerce Ltd.	6,126,000	718,995
	Transport International Holdings Ltd.	1,662,531	1,908,080
	Tycoon Group Holdings Ltd.	62,000	31,967
	United Laboratories International Holdings Ltd.	5,272,000	6,216,978
*	Universal Technologies Holdings Ltd.	1,730,000	25,482
* ††	Untrade.Genting Hk	5,824,000	0
*	Value Convergence Holdings Ltd.	2,448,000	18,986
	Value Partners Group Ltd.	5,059,000	1,153,772
	Vedan International Holdings Ltd.	3,576,000	257,347
	Vesync Co. Ltd.	82,000	46,496
	Vitasoy International Holdings Ltd.	3,587,000	2,677,189
# *	Vobile Group Ltd.	1,855,000	324,632
# * Ω	VPower Group International Holdings Ltd.	2,510,397	88,891
	VSTECS Holdings Ltd.	4,817,600	3,067,703
	VTech Holdings Ltd.	1,090,000	6,300,417

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Wai Kee Holdings Ltd.	4,938,738	$572,068
	Wang On Group Ltd.	41,740,000	170,899
*	Wealthink AI-Innovation Capital Ltd.	7,296,000	120,675
	Wing On Co. International Ltd.	759,000	1,146,306
	Wing Tai Properties Ltd.	2,187,331	608,123
	Xinyi Glass Holdings Ltd.	2,063,000	2,204,534
*	YT Realty Group Ltd.	1,968,124	84,765
	YTO International Express & Supply Chain Technology Ltd.	586,000	93,665
	Yue Yuen Industrial Holdings Ltd.	3,182,000	5,633,911
*	Yunfeng Financial Group Ltd.	612,000	66,175
*	Zensun Enterprises Ltd.	190,000	8,015
*	Zhaobangji Lifestyle Holdings Ltd.	2,104,000	58,743

TOTAL HONG KONG			253,886,716

NEW ZEALAND — (2.7%)
	AFT Pharmaceuticals Ltd.	34,226	60,545
	Air New Zealand Ltd.	6,045,691	1,958,306
	Arvida Group Ltd.	1,451,043	921,202
	Briscoe Group Ltd.	34,115	89,536
	Channel Infrastructure NZ Ltd.	939,281	856,775
	Chorus Ltd.	605,191	2,564,276
#	Colonial Motor Co. Ltd.	99,975	485,540
	Comvita Ltd.	50,282	60,930
	Delegat Group Ltd.	6,400	24,902
*	Eroad Ltd.	39,322	20,039
#	Freightways Group Ltd.	850,165	4,203,852
	Genesis Energy Ltd.	63,036	86,370
# *	Gentrack Group Ltd.	73,469	353,445
#	Hallenstein Glasson Holdings Ltd.	307,057	1,092,152
#	Heartland Group Holdings Ltd.	3,164,803	1,974,782
	Investore Property Ltd.	795,932	529,055
	KMD Brands Ltd.	2,439,406	775,505
#	Manawa Energy Ltd.	254,751	652,443
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	402,286
#	Napier Port Holdings Ltd.	46,155	62,488
	NZME Ltd.	945,851	494,079
#	NZX Ltd.	1,534,512	1,054,776
	Oceania Healthcare Ltd.	2,113,804	747,345
# *	Pacific Edge Ltd.	1,413,438	77,234
#	PGG Wrightson Ltd.	124,704	143,059
	Rakon Ltd.	187,210	110,094
# *	Restaurant Brands New Zealand Ltd.	145,379	291,133
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	352,347	829,402
	Scales Corp. Ltd.	436,710	873,936
#	Scott Technology Ltd.	53,845	79,802
*	Serko Ltd.	160,555	350,891
#	Skellerup Holdings Ltd.	783,212	2,071,484
	SKY Network Television Ltd.	436,374	748,048
	SKYCITY Entertainment Group Ltd.	2,974,002	3,116,704
	Steel & Tube Holdings Ltd.	575,667	344,281
	Summerset Group Holdings Ltd.	758,651	4,951,187
*	Synlait Milk Ltd.	316,996	89,376
#	Tourism Holdings Ltd.	536,389	916,412
*	TOWER Ltd.	1,895,126	914,576
#	Turners Automotive Group Ltd.	117,855	303,292
# *	Vista Group International Ltd.	595,936	632,710
	Vulcan Steel Ltd.	20,205	98,505

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Warehouse Group Ltd.	373,457	$311,720

TOTAL NEW ZEALAND			36,724,475

SINGAPORE — (9.6%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	787,400	1,347,593
# *	Avarga Ltd.	2,626,500	375,635
	Aztech Global Ltd.	623,400	418,965
*	Banyan Tree Holdings Ltd.	933,200	268,928
* ††	Best World International Ltd.	518,483	929,163
	Bonvests Holdings Ltd.	950,000	660,477
	Boustead Singapore Ltd.	2,032,082	1,419,733
	BRC Asia Ltd.	26,900	40,932
#	Bukit Sembawang Estates Ltd.	1,117,003	2,739,529
	Bund Center Investment Ltd.	659,825	183,843
#	Capitaland India Trust	4,633,321	3,385,873
	Centurion Corp. Ltd.	1,377,400	498,092
	China Aviation Oil Singapore Corp. Ltd.	1,945,699	1,321,744
#	China Sunsine Chemical Holdings Ltd.	3,215,400	974,961
#	Chuan Hup Holdings Ltd.	3,341,700	421,780
	Civmec Ltd.	162,700	92,797
	ComfortDelGro Corp. Ltd.	9,516,700	10,351,483
# *	COSCO Shipping International Singapore Co. Ltd.	4,630,400	466,876
# *	Creative Technology Ltd.	285,050	248,973
	CSE Global Ltd.	2,559,660	792,174
#	Del Monte Pacific Ltd.	2,336,864	185,814
#	Delfi Ltd.	1,113,200	740,023
#	DFI Retail Group Holdings Ltd.	176,700	343,091
	Dyna-Mac Holdings Ltd.	1,511,600	433,282
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	880,469
	First Resources Ltd.	2,357,800	2,429,041
#	First Sponsor Group Ltd.	484,727	411,560
	Food Empire Holdings Ltd.	1,257,100	1,177,086
	Fraser & Neave Ltd.	328,300	247,733
	Frasers Property Ltd.	13,400	7,836
	Frencken Group Ltd.	1,050,200	1,109,022
#	Fu Yu Corp. Ltd.	3,673,300	341,193
*	Gallant Venture Ltd.	5,386,600	503,670
	Geo Energy Resources Ltd.	2,186,500	487,512
	Golden Agri-Resources Ltd.	30,691,400	6,173,130
	GP Industries Ltd.	181,509	67,462
	Grand Venture Technology Ltd.	34,200	13,257
#	GuocoLand Ltd.	1,654,914	1,816,312
	Haw Par Corp. Ltd.	426,900	3,066,167
	Hiap Hoe Ltd.	498,000	247,001
#	Ho Bee Land Ltd.	1,438,100	2,030,527
#	Hong Fok Corp. Ltd.	2,500,794	1,537,060
	Hong Leong Asia Ltd.	1,675,100	766,557
	Hong Leong Finance Ltd.	1,039,500	1,909,445
	Hotel Grand Central Ltd.	1,496,154	854,082
#	Hour Glass Ltd.	1,353,932	1,584,154
#	HRnetgroup Ltd.	409,600	214,433
	Hutchison Port Holdings Trust.	21,258,900	2,718,503
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	662,700	3,566,048
	Indofood Agri Resources Ltd.	2,701,700	593,101
	InnoTek Ltd.	336,600	135,306

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	ISDN Holdings Ltd.	555,296	$123,321
# *	Japfa Ltd.	2,189,210	481,360
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,027,987	6,601,076
#	KSH Holdings Ltd.	1,278,300	232,079
	Low Keng Huat Singapore Ltd.	949,800	204,798
#	Mandarin Oriental International Ltd.	1,452,700	2,442,379
	Marco Polo Marine Ltd.	8,307,500	424,726
	Metro Holdings Ltd.	2,946,592	1,065,829
	Mewah International, Inc.	89,000	18,249
#	Micro-Mechanics Holdings Ltd.	131,000	135,170
# * ††	Midas Holdings Ltd.	8,576,553	0
*	mm2 Asia Ltd.	7,981,300	116,090
#	Nanofilm Technologies International Ltd.	884,300	417,680
	Netlink NBN Trust	3,917,000	2,451,373
#	NSL Ltd.	409,900	214,795
# *	Oceanus Group Ltd.	4,959,300	32,472
	Olam Group Ltd.	395,100	340,167
#	OUE Ltd.	1,906,900	1,476,940
# *	Oxley Holdings Ltd.	6,837,741	430,817
	Pacific Century Regional Developments Ltd.	179,000	43,166
	Pan-United Corp. Ltd.	1,866,350	616,055
	Propnex Ltd.	860,600	556,996
	PSC Corp. Ltd.	1,339,819	342,875
#	Q&M Dental Group Singapore Ltd.	1,136,160	203,691
	QAF Ltd.	1,422,180	884,604
*	Raffles Education Ltd.	1,672,023	55,115
	Raffles Medical Group Ltd.	5,804,632	4,251,072
#	Rex International Holding Ltd.	1,408,400	134,514
	Riverstone Holdings Ltd.	1,231,800	705,970
	Samudera Shipping Line Ltd.	132,000	87,638
*	SATS Ltd.	2,359,467	4,333,124
#	SBS Transit Ltd.	741,200	1,415,062
	Sheng Siong Group Ltd.	3,654,500	4,142,694
	SHS Holdings Ltd.	1,436,100	126,391
	SIA Engineering Co. Ltd.	1,630,700	2,692,819
	Silverlake Axis Ltd.	1,078,900	205,154
#	Sinarmas Land Ltd.	7,118,700	803,779
#	Sing Holdings Ltd.	1,470,400	355,543
	Sing Investments & Finance Ltd.	526,012	373,416
	Singapore Land Group Ltd.	140,969	185,449
	Singapore Post Ltd.	6,440,300	2,120,395
#	Singapore Shipping Corp. Ltd.	1,642,504	281,222
	Stamford Land Corp. Ltd.	5,219,418	1,452,505
	StarHub Ltd.	3,693,900	3,158,307
	Straco Corp. Ltd.	130,000	46,223
	Straits Trading Co. Ltd.	468,700	503,702
# * ††	Swiber Holdings Ltd.	5,789,850	0
#	Thomson Medical Group Ltd.	4,131,300	154,438
	Tiong Woon Corp. Holding Ltd.	26,600	9,544
#	Tuan Sing Holdings Ltd.	4,314,132	788,361
	UMS Holdings Ltd.	2,570,568	2,523,891
	United Overseas Insurance Ltd.	168,150	744,351
	UOB-Kay Hian Holdings Ltd.	2,689,873	2,776,521
	Valuetronics Holdings Ltd.	2,599,050	1,121,642
	Venture Corp. Ltd.	886,900	9,396,912
#	Vicom Ltd.	557,500	571,175
	Wee Hur Holdings Ltd.	2,614,200	343,597
#	Wing Tai Holdings Ltd.	2,970,967	3,194,049

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Yeo Hiap Seng Ltd.	228,759	$95,454

TOTAL SINGAPORE			132,536,165

TOTAL COMMON STOCKS			1,377,753,301

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	4DMedical Ltd. Warrants 12/31/2025	3,264	153
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	429,204	12,512
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	251
*	Galan Lithium Ltd. Warrants 03/20/2029	191,273	14,869
*	Hastings Technology Metals Ltd. Warrants 05/01/2026	75,299	0
*	Highfield Resources Ltd. Warrants 06/19/2024	11,353	0
*	Imugene Ltd. Warrants 08/31/2026	214,096	6,380
*	Lepidico Ltd. Rights	723,998	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	1,671,670	0
*	Paradigm Biopharmaceuticals Ltd. Warrants 11/30/2024	8,908	214
*	Peninsula Energy Ltd. Warrants 02/01/2025	988,446	6,403
# *	PointsBet Holdings Ltd. Warrants 07/08/2024	6,189	0
*	Rex Minerals Ltd. Warrants 08/09/2024	40,320	5,746
* ††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	248,265	6,111

TOTAL AUSTRALIA			52,639

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	4,459,201	0

TOTAL RIGHTS/WARRANTS			52,639

TOTAL INVESTMENT SECURITIES (Cost $1,504,134,299)			1,377,805,940

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@ §	The DFA Short Term Investment Fund	532,661	6,161,821

TOTAL INVESTMENTS — (100.0%) (Cost $1,510,296,094)			$1,383,967,761

ADR  American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)`
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$19,489	$953,331,192	$580,589	$953,931,270
China	—	674,675	—	674,675
Hong Kong	—	253,645,575	241,141	253,886,716
New Zealand	—	36,724,475	—	36,724,475
Singapore	—	131,607,002	929,163	132,536,165
Rights/Warrants
Australia	—	46,528	6,111	52,639
Securities Lending Collateral	—	6,161,821	—	6,161,821

Total Investments in Securities	$19,489	$1,382,191,268	$1,757,004<>	$1,383,967,761

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (4.6%)
	4imprint Group PLC	170,419	$13,171,371
Ω	Airtel Africa PLC	2,230,487	3,080,198
# *	Ascential PLC	2,374,095	9,230,829
	Bloomsbury Publishing PLC	411,624	2,736,878
	Centaur Media PLC	254,249	163,697
	Future PLC	293,512	2,423,065
	Gamma Communications PLC	287,548	4,686,183
*	Helios Towers PLC	2,411,448	2,944,391
	ITV PLC	18,733,766	16,436,592
	Moneysupermarket.com Group PLC	3,733,022	10,001,472
#	Next 15 Group PLC	225,151	2,520,528
*	Nexxen International Ltd.	169,671	487,569
*	Nexxen International Ltd., ADR	2,906	15,722
	Reach PLC	1,780,182	1,638,026
	Rightmove PLC	585,619	3,751,358
*	S4 Capital PLC	542,896	330,620
	STV Group PLC	4,918	14,618
	Team Internet Group PLC	392,131	676,132

TOTAL COMMUNICATION SERVICES			74,309,249

CONSUMER DISCRETIONARY — (18.7%)
*	AO World PLC	232,269	304,976
# *	ASOS PLC	68,338	284,337
* Ω	Aston Martin Lagonda Global Holdings PLC	1,112,196	2,053,175
*	Auction Technology Group PLC	163,817	1,013,626
	Bellway PLC	630,147	19,802,855
# *	boohoo Group PLC	2,284,135	951,962
*	Card Factory PLC	1,523,555	2,069,964
	Coats Group PLC	6,869,292	6,955,282
	Crest Nicholson Holdings PLC	1,406,155	3,245,921
*	Currys PLC	5,587,628	4,311,175
	DFS Furniture PLC	1,163,644	1,685,221
	Domino’s Pizza Group PLC	3,097,499	12,556,883
	Dowlais Group PLC	2,817,708	2,863,849
	Dr Martens PLC	1,358,660	1,289,256
	Dunelm Group PLC	707,213	8,909,296
*	Frasers Group PLC	892,504	9,082,639
	Fuller Smith & Turner PLC, Class A	157,340	1,188,612
	Games Workshop Group PLC	185,280	22,899,525
	Greggs PLC	616,518	20,864,178
* Ω	Gym Group PLC	916,223	1,255,179
	Halfords Group PLC	1,224,858	2,300,178
	Headlam Group PLC	454,367	997,401
	Henry Boot PLC	527,600	1,226,739
	Hollywood Bowl Group PLC	522,442	2,227,887
* Ω	Hostelworld Group PLC	94,092	188,096
	Inchcape PLC	2,224,738	22,173,790
*	J D Wetherspoon PLC	602,200	5,436,386
* Ω	Just Eat Takeaway.com NV	97,037	1,412,355
	Kingfisher PLC	3,610,541	11,121,635
*	Marston’s PLC	3,528,240	1,229,916
	Me Group International PLC	1,581,235	3,160,107
*	Mitchells & Butlers PLC	1,613,447	4,857,909

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	MJ Gleeson PLC	260,575	$1,630,325
*	Moonpig Group PLC	416,539	810,555
*	Motorpoint group PLC	45,355	79,024
*	N Brown Group PLC	375,649	67,095
* Ω	On the Beach Group PLC	494,896	889,662
	Persimmon PLC	1,210,381	19,599,733
	Pets at Home Group PLC	3,252,605	11,874,044
	Pinewood Technologies Group PLC	261,856	1,089,084
*	Playtech PLC	1,318,371	8,709,087
	PPHE Hotel Group Ltd.	20,769	382,675
*	Rank Group PLC	1,110,924	1,156,490
	Redrow PLC	1,640,617	13,190,480
	Smiths News PLC	43,375	28,728
	SSP Group PLC	3,936,062	9,630,351
# * ††	Studio Retail Group PLC	220,669	0
	Taylor Wimpey PLC	117,296	192,204
# *	THG PLC	2,837,479	2,236,891
Ω	TI Fluid Systems PLC	1,099,743	1,892,139
	Topps Tiles PLC	723,089	388,167
* Ω	Trainline PLC	367,105	1,365,010
*	TUI AG	46,626	327,436
	Vertu Motors PLC	1,540,168	1,354,829
	Victorian Plumbing Group PLC	16,385	15,712
	Videndum PLC	305,302	1,051,974
	Vistry Group PLC	1,748,658	25,975,639
* Ω	Watches of Switzerland Group PLC	929,365	3,898,298
	WH Smith PLC	707,939	9,683,392
	Wickes Group PLC	1,620,807	2,928,646
	Young & Co.’s Brewery PLC, Class A	30,932	380,183

TOTAL CONSUMER DISCRETIONARY			300,748,163

CONSUMER STAPLES — (7.5%)
	AG Barr PLC	751,064	5,346,888
	Anglo-Eastern Plantations PLC	126,037	1,113,154
Ω	Bakkavor Group PLC	785,442	1,186,214
	Britvic PLC	1,626,728	17,939,125
	C&C Group PLC	1,987,116	4,073,152
	Carr’s Group PLC	357,844	600,411
	Cranswick PLC	366,623	19,689,598
	Fevertree Drinks PLC	36,921	522,342
*	Greencore Group PLC	2,410,541	3,943,235
	Hilton Food Group PLC	375,367	4,274,326
	Kitwave Group PLC	17,362	83,968
	Marks & Spencer Group PLC	8,720,785	27,783,914
*	McBride PLC	949,201	1,318,330
	MP Evans Group PLC	7,544	78,930
*	Ocado Group PLC	682,302	2,987,270
	Premier Foods PLC	4,712,428	9,467,735
	PZ Cussons PLC	1,352,766	1,706,632
	Tate & Lyle PLC	2,282,146	18,710,462

TOTAL CONSUMER STAPLES			120,825,686

ENERGY — (2.8%)
	Capricorn Energy PLC	1,269,828	2,691,449
#	Diversified Energy Co. PLC	184,470	2,568,318
#	Energean PLC	626,876	8,597,160
*	EnQuest PLC	9,302,262	1,930,664
#	Genel Energy PLC	947,485	1,011,177

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
# *	Gulf Keystone Petroleum Ltd.	1,210,680	$1,778,787
*	Gulf Marine Services PLC	363,413	98,476
	Harbour Energy PLC	3,036,737	10,851,715
	Hunting PLC	858,512	3,815,698
*	John Wood Group PLC	3,699,401	6,826,229
# *	Pantheon Resources PLC	88,116	39,270
	Pharos Energy PLC	1,523,473	447,460
*	Savannah Energy PLC	388,799	136,031
	Serica Energy PLC	458,457	1,061,590
# *	Tullow Oil PLC	6,815,516	3,078,312

TOTAL ENERGY			44,932,336

FINANCIALS — (21.1%)
#	abrdn PLC	7,794,646	14,214,168
	AJ Bell PLC	1,371,180	5,528,685
	Ashmore Group PLC	2,469,897	5,952,482
	Bank of Georgia Group PLC	269,724	18,060,462
	Beazley PLC	3,371,873	27,898,081
Ω	Bridgepoint Group PLC	300,730	851,116
	Brooks Macdonald Group PLC	1,612	38,577
	Burford Capital Ltd.	1,040,043	16,025,959
	Chesnara PLC	890,316	2,791,745
	Close Brothers Group PLC	822,115	4,672,090
Ω	CMC Markets PLC	609,756	1,992,890
	Direct Line Insurance Group PLC	6,636,380	15,407,703
	Foresight Group Holdings Ltd.	55,259	304,817
* Ω	Funding Circle Holdings PLC	104,248	85,212
*	Georgia Capital PLC	56,570	961,133
	H&T Group PLC	2,590	13,584
	Hargreaves Lansdown PLC	1,727,442	17,456,379
	Hiscox Ltd.	1,713,988	26,285,489
	IG Group Holdings PLC	1,903,515	17,762,173
	Impax Asset Management Group PLC	308,226	1,706,821
	IntegraFin Holdings PLC	918,289	3,419,907
	International Personal Finance PLC	1,148,552	1,494,912
	IP Group PLC	5,521,384	3,304,146
	Jupiter Fund Management PLC	2,194,171	2,115,045
	Just Group PLC	6,132,726	7,886,476
	Lancashire Holdings Ltd.	1,451,699	10,996,604
	Liontrust Asset Management PLC	204,906	1,723,964
	Man Group PLC	7,658,922	24,561,411
# *	Metro Bank Holdings PLC	164,184	68,590
	Mortgage Advice Bureau Holdings Ltd.	2,813	30,372
* Ω	Network International Holdings PLC	232,907	1,143,184
	Ninety One PLC	1,590,112	3,307,153
	OSB Group PLC	2,134,752	10,931,433
	Paragon Banking Group PLC	1,921,607	17,137,099
	PayPoint PLC	229,242	1,509,801
	Plus500 Ltd.	559,488	15,133,993
	Polar Capital Holdings PLC	348,110	2,358,045
Ω	Quilter PLC	7,650,691	10,464,425
	Rathbones Group PLC	284,355	5,789,634
	Record PLC	18,948	14,675
	S&U PLC	32,376	776,045
Ω	Sabre Insurance Group PLC	515,983	1,033,696
*	Saga PLC	575,705	757,426
	St. James’s Place PLC	620,616	3,358,337
	TBC Bank Group PLC	155,904	6,726,334
	TP ICAP Group PLC	3,839,814	9,939,884

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Vanquis Banking Group PLC	1,270,872	$762,077
	Virgin Money U.K. PLC	5,748,672	15,285,030
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	90,970	302,425

TOTAL FINANCIALS			340,343,089

HEALTH CARE — (2.4%)
	Advanced Medical Solutions Group PLC	590,732	1,399,946
#	Alliance Pharma PLC	2,320,702	985,888
	CVS Group PLC	389,403	4,741,534
*	EKF Diagnostics Holdings PLC	79,384	28,586
	Genus PLC	29,483	663,043
	Hikma Pharmaceuticals PLC	665,364	15,975,770
*	Indivior PLC	349,077	6,266,402
* Ω	Integrated Diagnostics Holdings PLC	1,249,693	383,939
	NIOX Group PLC	160,506	142,814
*	Oxford Biomedica PLC	5,730	19,800
*	Oxford Nanopore Technologies PLC	471,306	578,947
# *	PureTech Health PLC	627,918	1,691,682
Ω	Spire Healthcare Group PLC	2,020,539	6,209,922
*	Trellus Health PLC	1,632	39

TOTAL HEALTH CARE			39,088,312

INDUSTRIALS — (24.0%)
	Ashtead Technology Holdings PLC	55,720	567,362
	Avon Rubber PLC	154,797	2,303,048
	Babcock International Group PLC	2,648,756	16,761,406
	Balfour Beatty PLC	3,585,302	16,259,272
	Begbies Traynor Group PLC	60,262	81,811
	Bodycote PLC	1,185,696	10,198,999
#	Braemar PLC	83,994	290,418
*	Capita PLC	9,483,101	1,587,303
# *	Ceres Power Holdings PLC	16,384	36,369
	Chemring Group PLC	1,296,883	6,061,005
	Clarkson PLC	214,590	10,400,744
	Costain Group PLC	333,308	344,800
*	De La Rue PLC	475,079	559,879
# *	Dialight PLC	89,929	183,716
	Diploma PLC	406,243	18,362,419
	DiscoverIE Group PLC	548,298	4,785,294
	easyJet PLC	966,101	6,470,992
	Firstgroup PLC	3,219,293	6,521,658
	Galliford Try Holdings PLC	550,957	1,656,750
	Genuit Group PLC	1,393,635	7,532,234
	Goodwin PLC	246	21,045
	Grafton Group PLC	1,489,341	17,517,968
	Hays PLC	8,744,520	10,041,740
	Howden Joinery Group PLC	1,961,497	21,350,339
	IMI PLC	455,444	9,920,801
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	International Distributions Services PLC	3,658,794	12,328,647
*	James Fisher & Sons PLC	205,009	704,992
	James Halstead PLC	169,184	421,451
	JET2 PLC	813,756	14,552,105
	Johnson Service Group PLC	1,025,503	1,653,427
	Keller Group PLC	514,763	7,063,068
	Kier Group PLC	2,010,758	3,363,898
	Learning Technologies Group PLC	435,485	398,529

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
Ω	Luceco PLC	284,627	$585,209
	Mears Group PLC	801,169	3,613,351
	Mitie Group PLC	8,157,936	11,840,775
	Mobico Group PLC	3,113,844	2,147,211
	Morgan Advanced Materials PLC	1,884,645	7,365,604
	Morgan Sindall Group PLC	293,286	8,269,394
	Norcros PLC	155,422	356,449
	Pagegroup PLC	1,942,403	10,793,995
	Porvair PLC	18,060	138,425
	QinetiQ Group PLC	3,297,003	14,070,582
	Redde Northgate PLC	1,526,628	7,300,330
	Renew Holdings PLC	141,845	1,679,019
*	Renewi PLC	446,728	3,135,783
	Ricardo PLC	319,881	1,817,307
	Robert Walters PLC	391,393	1,938,358
	Rotork PLC	4,453,609	17,903,215
	RS Group PLC	1,740,840	15,947,502
	RWS Holdings PLC	762,707	1,642,526
	Senior PLC	2,411,387	4,905,527
	Serco Group PLC	6,263,031	14,284,096
	Severfield PLC	1,107,512	933,791
*	SIG PLC	4,230,887	1,379,899
	Speedy Hire PLC	2,764,356	953,273
	SThree PLC	925,041	4,888,360
	TClarke PLC	64,836	130,543
	Travis Perkins PLC	1,218,528	11,405,796
	Trifast PLC	524,611	505,574
	Tyman PLC	1,077,281	5,053,058
	Vesuvius PLC	1,604,552	9,580,394
	Volex PLC	603,123	2,425,786
	Volution Group PLC	871,266	4,696,551
	Vp PLC	153,784	1,212,508
	Wilmington PLC	342,038	1,562,008
	XP Power Ltd.	57,763	794,546

TOTAL INDUSTRIALS			385,560,234

INFORMATION TECHNOLOGY — (5.4%)
*	Accesso Technology Group PLC	16,067	132,458
Ω	Alfa Financial Software Holdings PLC	22,791	49,063
*	Alphawave IP Group PLC	58,367	92,783
	Bytes Technology Group PLC	897,084	5,456,385
	Computacenter PLC	501,247	16,070,220
*	Darktrace PLC	755,666	5,640,933
	dotdigital group PLC	505,544	587,675
	FDM Group Holdings PLC	470,452	2,045,252
*	Fund Technologies PLC	69,067	1,100,603
	GB Group PLC	464,454	1,668,465
	Gooch & Housego PLC	6,822	46,853
	IDOX PLC	140,149	114,221
	iomart Group PLC	355,807	572,214
# *	IQE PLC	3,041,089	1,084,260
	Kainos Group PLC	524,587	6,431,789
	Keywords Studios PLC	77,305	1,103,852
	NCC Group PLC	1,620,562	2,739,976
	Oxford Instruments PLC	357,543	10,035,292
	Renishaw PLC	1,415	72,960
*	RM PLC	313,273	282,305
	Softcat PLC	721,394	14,120,067
	Spectris PLC	107,149	4,432,020

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Spirent Communications PLC	3,744,181	$9,050,719
	Strix Group PLC	354,604	341,538
	TT Electronics PLC	1,143,730	2,543,735
*	Xaar PLC	553,856	804,287

TOTAL INFORMATION TECHNOLOGY			86,619,925

MATERIALS — (6.2%)
*	Accsys Technologies PLC	9,505	6,505
	Atalaya Mining PLC	63,196	350,199
	Breedon Group PLC	1,088,643	4,891,619
	Capital Ltd.	59,308	76,590
	Castings PLC	172,431	803,026
	Centamin PLC	8,657,968	13,074,160
	Central Asia Metals PLC	859,404	2,239,572
	DS Smith PLC	1,658,239	7,224,171
	Ecora Resources PLC	1,136,043	1,165,842
*	Elementis PLC	3,747,460	6,589,269
	Essentra PLC	1,688,705	3,711,303
*	Ferrexpo PLC	384	243
Ω	Forterra PLC	1,170,743	2,391,750
	Fresnillo PLC	767,464	5,315,287
*	Gem Diamonds Ltd.	312,102	35,299
	Hill & Smith PLC	552,541	12,969,366
*	Hochschild Mining PLC	1,908,181	3,683,479
Ω	Ibstock PLC	2,256,183	4,161,168
	Johnson Matthey PLC	705,343	15,447,255
	Marshalls PLC	625,683	2,091,606
	Pan African Resources PLC	6,319,595	1,910,389
*	Petra Diamonds Ltd	17,531	10,648
	RHI Magnesita NV	12,195	548,615
*	Sigmaroc PLC	720,696	587,702
*	SolGold PLC	1,728,262	197,556
# *	Synthomer PLC	751,394	2,431,709
	Treatt PLC	22,859	138,310
	Victrex PLC	458,836	7,241,148
	Zotefoams PLC	107,318	524,733

TOTAL MATERIALS			99,818,519

REAL ESTATE — (2.6%)
	Foxtons Group PLC	1,536,716	1,111,917
	Grainger PLC	4,254,403	13,572,770
	Harworth Group PLC	30,381	52,628
	Helical PLC	159,645	406,296
*	IWG PLC	3,849,939	8,888,638
	LSL Property Services PLC	413,414	1,540,732
*	Phoenix Spree Deutschland Ltd.	15,813	28,892
	Savills PLC	971,680	13,132,539
	Sirius Real Estate Ltd.	2,028,539	2,467,243
	Watkin Jones PLC	1,032,515	572,571

TOTAL REAL ESTATE			41,774,226

UTILITIES — (2.4%)
	Drax Group PLC	2,467,126	15,979,925
	Pennon Group PLC	1,497,540	12,456,715

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	Telecom Plus PLC	438,901	$9,518,258

TOTAL UTILITIES			37,954,898

TOTAL COMMON STOCKS Cost ($ 1,411,512,091)			1,571,974,637

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	3,168,193	36,649,652

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,448,161,103)			$1,608,624,289

ADR	American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$15,722	$74,293,527	—	$74,309,249
Consumer Discretionary	—	300,748,163	—	300,748,163
Consumer Staples	—	120,825,686	—	120,825,686
Energy	—	44,932,336	—	44,932,336
Financials	—	340,343,089	—	340,343,089
Health Care	—	39,088,312	—	39,088,312
Industrials	—	385,560,234	—	385,560,234
Information Technology	—	86,619,925	—	86,619,925
Materials	—	99,818,519	—	99,818,519
Real Estate	—	41,774,226	—	41,774,226
Utilities	—	37,954,898	—	37,954,898
Securities Lending Collateral	—	36,649,652	—	36,649,652

Total Investments in Securities	$15,722	$1,608,608,567	—	$1,608,624,289

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	73,256	$1,048,873
	ANDRITZ AG	432,017	23,581,005
#	AT&S Austria Technologie & Systemtechnik AG	178,771	3,969,756
Ω	BAWAG Group AG	434,580	25,949,117
#	CA Immobilien Anlagen AG	214,838	6,988,000
	DO & Co. AG	46,689	7,151,899
*	Eurotelesites AG	289,656	1,087,919
	EVN AG	246,314	7,570,129
*	FACC AG	115,029	771,445
*	Immofinanz AG	822,241	3,481,045
	Josef Manner & Comp AG	870	102,066
*	Kapsch TrafficCom AG	29,728	258,366
# *	Lenzing AG	103,680	3,350,202
	Mayr Melnhof Karton AG	56,716	6,787,209
	Oberbank AG	44,662	3,335,724
	Oesterreichische Post AG	124,015	3,950,777
	Palfinger AG	91,619	2,059,037
	POLYTEC Holding AG	106,063	396,702
	Porr AG	98,841	1,498,189
	Raiffeisen Bank International AG	241,731	4,464,495
# *	Rosenbauer International AG	20,672	657,738
	Schoeller-Bleckmann Oilfield Equipment AG	55,898	2,718,912
	Semperit AG Holding	44,844	555,372
	Strabag SE	3,556	151,116
	Telekom Austria AG	1,158,627	9,951,583
*	UBM Development AG	21,002	427,353
	UNIQA Insurance Group AG	907,621	7,961,327
	Vienna Insurance Group AG Wiener Versicherung Gruppe	287,577	8,952,440
	voestalpine AG	625,521	16,704,588
	Wienerberger AG	687,303	24,560,986
	Zumtobel Group AG	157,714	1,008,064

TOTAL AUSTRIA			181,451,434

BELGIUM — (3.5%)
	Ackermans & van Haaren NV	169,888	29,201,571
	Ageas SA	17,374	797,494
*	AGFA-Gevaert NV	837,512	1,066,039
#	Atenor	117,970	753,599
	Azelis Group NV	223,950	5,381,055
	Barco NV	464,377	6,442,300
	Bekaert SA	257,377	12,878,046
# * †† ΩBiocartis Group NV		357,370	0
#	bpost SA	493,121	1,941,748
	Cie d’Entreprises CFE	49,898	407,211
	Colruyt Group NV	311,426	14,407,259
	Deceuninck NV	464,892	1,262,010
	Deme Group NV	53,369	8,472,594
	Econocom Group SA	516,320	1,209,196
	Elia Group SA	8,984	864,994
# *	Euronav NV	44,428	741,503
	EVS Broadcast Equipment SA	72,210	2,606,711
	Fagron	371,607	7,209,820
*	Galapagos NV	250,596	7,088,024
	Gimv NV	127,837	5,967,788
	Greenyard NV	2,890	16,463

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Immobel SA	23,226	$694,436
#	Ion Beam Applications	119,094	1,593,555
	Jensen-Group NV	20,961	815,286
#	Kinepolis Group NV	92,649	3,947,270
	Lotus Bakeries NV	2,257	22,690,810
#	Melexis NV	125,120	10,455,781
*	Nyxoah SA	5,971	59,373
*	Ontex Group NV	380,369	3,832,994
	Proximus SADP	825,378	6,081,143
#	Recticel SA	272,024	3,582,601
	Roularta Media Group NV	1,710	19,791
	Sipef NV	38,999	2,345,720
#	Solvay SA	246,186	7,952,670
	Tessenderlo Group SA	162,419	4,167,986
#	Umicore SA	724,297	16,043,343
	Van de Velde NV	43,729	1,627,122
	VGP NV	50,249	5,467,006
	Viohalco SA	498,361	3,054,110
	What’s Cooking BV	3,904	314,249

TOTAL BELGIUM			203,460,671

DENMARK — (6.7%)
*	ALK-Abello AS	890,888	16,516,169
	Alm Brand AS	6,011,145	10,423,104
*	Ambu AS, Class B	775,424	12,398,663
# *	Bang & Olufsen AS	599,792	813,320
	BankNordik P	10,800	244,801
# *	Bavarian Nordic AS	456,154	9,954,503
	cBrain AS	32,951	1,313,497
	Chemometec AS	90,601	3,833,947
	Columbus AS	473,273	663,067
	D/S Norden AS	196,785	8,297,396
	Dfds AS	211,369	6,457,667
#	Djurslands Bank AS	6,232	459,122
	FLSmidth & Co. AS	314,074	15,673,308
#	Fluegger Group AS	4,198	198,158
*	GN Store Nord AS	705,707	19,037,209
#	GronlandsBANKEN AS	1,125	103,173
	H Lundbeck AS	1,552,356	7,548,528
	H Lundbeck AS, Class A	44,403	186,775
# *	H&H International AS, Class B	92,234	964,356
# *	Harboes Bryggeri AS, Class B	5,094	89,541
	ISS AS	947,946	17,748,775
	Jeudan AS	41,395	1,230,603
	Jyske Bank AS	425,821	34,453,090
#	Lan & Spar Bank	4,895	503,888
	Matas AS	279,854	4,508,022
# * Ω	Netcompany Group AS	243,649	8,839,138
*	Nilfisk Holding AS	100,764	2,114,708
*	NKT AS	367,425	30,479,498
# * Ω	NNIT AS	71,567	1,088,621
	North Media AS	19,172	165,731
# *	NTG Nordic Transport Group AS, Class A	29,409	1,189,851
#	Parken Sport & Entertainment AS	11,952	201,062
	Per Aarsleff Holding AS	134,696	6,311,481
	Ringkjoebing Landbobank AS	195,913	32,924,491
	Rockwool AS, Class A	649	210,940
	Rockwool AS, Class B	12,655	4,125,387
	Royal Unibrew AS	312,981	23,569,800

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# *	RTX AS	44,919	$623,684
Ω	Scandinavian Tobacco Group AS, Class A	452,246	7,305,670
	Schouw & Co. AS	90,827	7,286,448
	Solar AS, Class B	34,913	1,633,475
	SP Group AS	7,638	236,941
	Spar Nord Bank AS	619,370	10,958,276
	Sparekassen Sjaelland-Fyn AS	6,204	191,499
	Sydbank AS	452,041	22,986,045
*	TCM Group AS	2,578	19,510
#	Tivoli AS	9,878	1,024,117
	Topdanmark AS	358,334	14,949,279
	TORM PLC, Class A	242,573	8,379,435
	UIE PLC	103,360	3,283,024
	Vestjysk Bank AS	59,908	39,362
*	Zealand Pharma AS	271,476	24,363,736

TOTAL DENMARK			388,121,891

FINLAND — (5.0%)
	Aktia Bank OYJ	329,816	3,361,972
#	Alandsbanken Abp, Class B	23,036	808,638
	Alma Media OYJ	135,302	1,429,317
	Anora Group OYJ	17,444	92,772
	Apetit OYJ	21,105	315,978
	Aspo OYJ	110,175	692,076
#	Atria OYJ	98,413	985,833
#	Bittium OYJ	192,809	1,221,553
	Cargotec OYJ, Class B	271,845	21,440,420
#	Citycon OYJ	466,756	1,909,560
	Digia OYJ	87,143	493,773
	Elisa OYJ	27,593	1,244,151
Ω	Enento Group OYJ	12,760	224,635
*	Finnair OYJ	662,496	2,073,729
#	Fiskars OYJ Abp	215,530	4,026,379
	F-Secure OYJ	678,721	1,492,824
	Glaston OYJ Abp	9,217	8,838
	Gofore OYJ	574	14,745
	Harvia OYJ	80,658	3,510,162
# *	HKScan OYJ, Class A	234,984	175,384
	Huhtamaki OYJ	631,957	24,218,073
	Ilkka OYJ	58,887	197,516
	Kamux Corp.	59,097	335,480
	Kemira OYJ	741,189	16,139,938
#	Kesko OYJ, Class B	388,399	6,630,894
*	Kojamo OYJ	641,793	7,089,772
	Konecranes OYJ	435,511	22,888,439
#	Lassila & Tikanoja OYJ	159,902	1,484,611
*	Lindex Group OYJ	21,703	66,700
*	Mandatum OYJ	187,346	868,216
	Marimekko OYJ	60,997	829,330
#	Metsa Board OYJ, Class B	1,192,468	8,575,137
#	Nokian Renkaat OYJ	703,018	6,129,594
	Olvi OYJ, Class A	95,777	3,061,844
	Oma Saastopankki OYJ	16,358	299,802
	Oriola OYJ	6,054	6,583
#	Oriola OYJ, Class B	808,151	770,302
	Orion OYJ, Class B	651,111	24,862,067
#	Outokumpu OYJ	2,101,252	8,497,054
	Pihlajalinna OYJ	86,520	763,334
#	Ponsse OYJ	71,199	1,741,798

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Puuilo OYJ	80,296	$874,849
*	QT Group OYJ	94,098	7,248,480
	Raisio OYJ, Class V	689,156	1,412,760
*	Rapala VMC OYJ	116,693	369,752
#	Revenio Group OYJ	130,109	3,626,528
	Sanoma OYJ	471,854	3,426,530
	Scanfil OYJ	2,904	22,690
#	Taaleri PLC	14,210	122,514
#	Talenom OYJ	7,120	39,940
*	Teleste OYJ	52,966	157,473
Ω	Terveystalo OYJ	363,953	3,379,699
	TietoEVRY OYJ	586,911	11,075,645
	Tokmanni Group Corp.	324,373	4,922,555
	Vaisala OYJ, Class A	125,505	4,686,918
#	Valmet OYJ	885,247	22,087,820
*	Verkkokauppa.com OYJ	13,945	33,558
#	Viking Line Abp	11,073	266,844
	Wartsila OYJ Abp	2,286,733	42,184,489
# *	WithSecure OYJ	518,870	591,930
#	YIT OYJ	699,251	1,451,527

TOTAL FINLAND			288,961,724

FRANCE — (11.6%)
#	ABC arbitrage	160,176	676,695
# *	Air France-KLM	213,395	2,175,934
	AKWEL SADIR	61,346	914,582
Ω	ALD SA	52,979	348,417
#	Alstom SA	1,313,882	20,717,387
	Altamir	136,094	3,810,247
	Alten SA	154,146	18,115,282
	Arkema SA	124,123	12,807,847
#	Assystem SA	61,561	3,531,922
# *	Atos SE	463,767	992,151
	Aubay	44,771	1,955,933
#	Axway Software SA	39,876	1,063,310
# *	Bastide le Confort Medical	18,680	358,358
	Beneteau SACA	262,633	3,400,876
# *	Bigben Interactive	85,998	237,068
	Boiron SA	33,957	1,241,689
	Bonduelle SCA	103,735	896,547
* ††	Bourbon Corp. SA	28,851	0
#	Catana Group	47,853	248,493
# *	Cegedim SA	39,170	601,308
*	CGG SA	4,602,240	1,925,618
	Cie des Alpes	129,059	1,873,302
	Cie Plastic Omnium SE	375,641	4,575,293
# *	Claranova SE	66,462	172,104
#	Clariane SE	461,522	1,102,038
	Coface SA	763,755	11,753,122
	Derichebourg SA	681,103	2,886,873
# *	Ekinops SAS	7,393	25,983
#	Electricite de Strasbourg SA	21,112	2,612,238
# * Ω	Elior Group SA	767,090	2,106,163
	Elis SA	1,272,724	28,574,401
	Equasens	14,219	891,620
#	Eramet SA	62,267	6,031,410
	Esso SA Francaise	4,763	905,286
	Etablissements Maurel et Prom SA	414,639	2,618,652
	Eurazeo SE	230,907	20,799,550

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Euroapi SA	108,008	$338,813
# *	Eutelsat Communications SACA	1,169,230	4,696,871
*	Exclusive Networks SA	27,032	575,464
	Exel Industries SA, Class A	10,459	612,239
#	Fnac Darty SA	74,524	2,621,824
*	Forvia SE	1,075,585	17,117,558
*	Gaumont SA	10,715	1,094,349
	Gaztransport Et Technigaz SA	222,677	31,036,771
	GEA	2,433	202,186
	GL Events SACA	56,164	1,126,851
	Groupe Crit SA	22,324	1,791,081
	Groupe SFPI	21,754	44,389
	Guerbet	36,737	1,467,987
*	Haulotte Group SA	66,055	149,427
*	ID Logistics Group SACA	16,392	6,047,594
	Imerys SA	215,458	6,923,471
	Infotel SA	637	33,264
	Interparfums SA	27,073	1,373,322
	IPSOS SA	294,938	19,736,547
	Jacquet Metals SACA	90,380	1,750,046
*	JCDecaux SE	295,075	6,158,921
	Kaufman & Broad SA	97,267	3,136,040
Ω	La Francaise des Jeux SAEM	120,908	4,556,387
	Laurent-Perrier	14,168	1,844,838
	Lectra	19,025	648,148
	Linedata Services	3,353	265,655
	LISI SA	45,202	1,184,448
#	LNA Sante SA	32,778	710,477
# Ω	Maisons du Monde SA	173,243	831,145
	Manitou BF SA	64,454	1,585,623
	Mersen SA	152,413	5,629,293
	Metropole Television SA	167,187	2,360,988
# *	Nacon SA	48,706	59,889
Ω	Neoen SA	226,109	6,920,093
	Nexans SA	195,817	20,853,857
#	Nexity SA	289,837	3,250,834
	NRJ Group	87,189	725,993
	Oeneo SA	88,742	969,037
# *	OVH Groupe SAS	35,339	250,452
*	Pierre Et Vacances SA	23,344	35,787
*	Plastiques Du Val De Loire	14,341	43,602
	Quadient SA	216,479	4,142,446
* ††	Recylex SA	102,008	0
	Rexel SA	1,258,287	32,614,600
	Robertet SA	696	653,261
	Rubis SCA	652,775	22,590,099
	Samse SACA	7,930	1,512,063
	Savencia SA	35,032	1,972,740
	SCOR SE	902,702	29,453,126
	SEB SA	142,398	16,806,421
	Seche Environnement SACA	21,328	2,388,916
	SES SA	2,160,458	10,481,418
# * Ω	SMCP SA	78,239	188,378
	Societe BIC SA	148,190	10,421,170
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,417,757
	Societe LDC SADIR	82	13,082
*	SOITEC	50,026	4,891,607
	Sopra Steria Group	118,375	25,919,180
	SPIE SA	882,098	32,073,668

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# * Ω	SRP Groupe SA	56,827	$60,020
	Stef SA	25,714	3,486,094
#	Sword Group	40,282	1,539,789
	Synergie SE	67,764	2,593,788
	Technip Energies NV	841,125	19,808,517
	Teleperformance SE	189,592	17,174,140
	Television Francaise 1 SA	378,959	3,460,451
#	TFF Group	9,938	452,737
#	Thermador Groupe	38,326	3,275,404
#	Tikehau Capital SCA	47,122	1,102,655
	Totalenergies EP Gabon	2,315	417,587
	Trigano SA	58,606	8,909,309
*	Ubisoft Entertainment SA	566,224	13,334,244
	Valeo SE	1,268,309	16,073,916
*	Vallourec SACA	998,650	17,193,504
# *	Vantiva SA	81,942	12,093
Ω	Verallia SA	414,916	15,980,580
	Vetoquinol SA	12,281	1,236,399
	Vicat SACA	113,465	4,188,930
	VIEL & Cie SA	156,945	1,689,831
	Virbac SACA	13,393	4,949,440
# *	Voltalia SA	110,394	917,229
#	Vranken-Pommery Monopole SA	16,787	277,161
	Wavestone	15,694	892,656
* Ω	Worldline SA	166,314	1,725,092
* Ω	X-Fab Silicon Foundries SE	270,762	1,872,855

TOTAL FRANCE			666,873,613

GERMANY — (13.4%)
	1&1 AG	261,101	4,563,006
	7C Solarparken AG	199,035	670,541
	Adesso SE	11,937	1,386,885
*	Adtran Networks SE	3,098	65,875
	AIXTRON SE	94,485	2,195,446
	All for One Group SE	4,889	305,041
	Allgeier SE	49,258	1,032,610
	AlzChem Group AG	825	40,114
	Amadeus Fire AG	12,375	1,484,725
*	Aroundtown SA	5,088,377	10,548,557
	Atoss Software AG	21,582	5,769,529
	Aurubis AG	211,924	16,880,541
# * Ω	Auto1 Group SE	435,207	2,215,779
	Basler AG	47,452	564,193
#	BayWa AG	100,521	2,412,735
	Bechtle AG	490,115	23,652,769
Ω	Befesa SA	212,048	6,062,472
	Bertrandt AG	37,592	1,614,694
	Bijou Brigitte AG	24,790	1,012,528
	Bilfinger SE	191,469	8,912,018
# *	Borussia Dortmund GmbH & Co. KGaA	507,376	2,011,227
# *	BRANICKS Group AG	375,149	660,483
	CANCOM SE	213,716	6,673,512
*	Ceconomy AG	954,113	2,197,795
	CENIT AG	58,480	776,837
	Cewe Stiftung & Co. KGaA	46,238	4,920,344
	CompuGroup Medical SE & Co. KGaA	186,933	5,599,746
	CTS Eventim AG & Co. KGaA	332,856	29,434,033
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	430,082
# * Ω	Delivery Hero SE	89,931	2,516,049

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Dermapharm Holding SE	104,472	$3,506,300
	Deutsche Beteiligungs AG	108,115	3,185,990
	Deutsche EuroShop AG	2,529	51,124
# Ω	Deutsche Pfandbriefbank AG	935,598	4,437,665
	Deutsche Wohnen SE	10,540	198,842
	Deutz AG	674,170	3,894,761
	DMG Mori AG	1,330	62,791
# *	Dr Hoenle AG	32,833	697,972
	Draegerwerk AG & Co. KGaA	19,398	902,015
	Duerr AG	346,613	8,866,906
Ω	DWS Group GmbH & Co. KGaA	66,154	2,791,302
	Eckert & Ziegler SE	105,115	4,155,520
	EDAG Engineering Group AG	53,781	651,540
	Elmos Semiconductor SE	33,095	2,742,206
	ElringKlinger AG	193,727	1,375,793
# *	Encavis AG	671,444	12,087,951
	Energiekontor AG	25,957	1,781,970
*	Evotec SE	626,135	6,452,448
	Fabasoft AG	509	10,956
	Fielmann Group AG	158,286	7,380,603
*	flatexDEGIRO AG	432,937	5,656,475
# *	Fraport AG Frankfurt Airport Services Worldwide	250,366	12,535,350
	Freenet AG	997,996	27,742,670
	Friedrich Vorwerk Group SE	17,359	290,894
	FUCHS SE	149,956	5,481,872
	GEA Group AG	495,189	19,985,818
	Gerresheimer AG	251,672	27,104,302
	Gesco SE	56,962	1,156,349
	GFT Technologies SE	159,429	4,670,107
*	Grand City Properties SA	517,591	5,780,297
	Grenke AG	60,550	1,409,617
	H&R GmbH & Co. KGaA	71,674	378,702
*	Hamburger Hafen und Logistik AG	125,057	2,225,376
	Hawesko Holding SE	313	10,091
# *	Heidelberger Druckmaschinen AG	1,764,141	1,777,177
*	HelloFresh SE	1,030,948	6,912,468
	Hensoldt AG	331,840	13,073,488
*	Highlight Communications AG	98,406	255,514
	HOCHTIEF AG	115,852	12,199,135
	Hornbach Holding AG & Co. KGaA	56,633	4,443,987
	Hugo Boss AG	439,456	23,679,978
	Indus Holding AG	87,257	2,369,231
	Init Innovation in Traffic Systems SE	37,723	1,582,969
Ω	Instone Real Estate Group SE	94,651	876,682
	IVU Traffic Technologies AG	52,179	808,576
	Jenoptik AG	390,966	10,481,883
Ω	JOST Werke SE	17,875	863,191
	K&S AG	1,091,009	16,321,433
	KION Group AG	353,543	16,294,053
	Kloeckner & Co. SE	71,828	509,095
	Knaus Tabbert AG	5,336	241,855
*	Koenig & Bauer AG	89,148	1,263,261
	Kontron AG	341,210	6,868,739
	Krones AG	118,206	15,583,316
	KSB SE & Co. KGaA	3,293	2,354,775
	KWS Saat SE & Co. KGaA	80,774	4,441,452
	Lanxess AG	541,103	15,293,209
*	LEG Immobilien SE	448,636	38,083,971
	Leifheit AG	59,390	999,468

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
# *	Manz AG	25,270	$205,246
*	Mediclin AG	78,748	238,570
# *	Medigene AG	116,971	170,967
*	Medios AG	24,450	370,416
	METRO AG	765,743	4,096,509
	MLP SE	469,154	2,822,586
	Mutares SE & Co. KGaA	15,093	676,447
# *	Nagarro SE	53,881	4,094,315
	New Work SE	18,377	1,163,015
	Nexus AG	71,353	3,922,244
	Norma Group SE	199,527	3,950,959
*	OHB SE	39,251	1,827,032
	Patrizia SE	311,622	2,747,652
	Pfeiffer Vacuum Technology AG	41,493	6,847,335
	PNE AG	31,114	445,452
*	ProCredit Holding AG	2,583	26,305
#	ProSiebenSat.1 Media SE	1,035,438	8,042,107
	PSI Software SE	11,692	279,874
	Puma SE	646,828	29,864,691
*	PVA TePla AG	136,567	2,702,351
	PWO AG	8,558	277,662
*	q.beyond AG	644,117	439,732
*	R Stahl AG	14,952	332,203
* Ω	Redcare Pharmacy NV	2,780	376,020
#	RTL Group SA	82,084	2,530,225
	SAF-Holland SE	265,527	5,115,234
	Salzgitter AG	226,769	5,823,668
	Schloss Wachenheim AG	6,929	113,107
	Secunet Security Networks AG	9,141	1,466,249
# *	SGL Carbon SE	343,756	2,461,269
	Siltronic AG	120,331	9,377,927
	Sixt SE	97,474	9,332,706
*	SMA Solar Technology AG	108,460	5,688,718
	Stabilus SE	171,114	10,617,265
	STRATEC SE	31,112	1,431,724
	Stroeer SE & Co. KGaA	213,092	13,664,709
	Suedzucker AG	519,400	7,413,181
	SUESS MicroTec SE	143,891	7,121,793
	Surteco Group SE	47,139	830,907
*	TAG Immobilien AG	1,407,446	20,010,596
	Takkt AG	226,694	3,153,841
* Ω	TeamViewer SE	906,390	11,957,760
	Technotrans SE	43,518	979,727
	thyssenkrupp AG	3,188,975	16,004,453
	United Internet AG	351,602	8,504,846
#	Verbio SE	157,196	3,276,992
	Vossloh AG	72,974	3,531,340
	Wacker Chemie AG	106,875	11,440,762
	Wacker Neuson SE	165,340	2,957,610
	Washtec AG	78,551	3,338,778
# *	Westwing Group SE	41,567	382,766
	Wuestenrot & Wuerttembergische AG	175,314	2,465,344
	Zeal Network SE	27,890	1,034,361

TOTAL GERMANY			771,799,195

GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	0

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
IRELAND — (0.7%)
	Bank of Ireland Group PLC	403,914	$4,309,532
	Cairn Homes PLC	2,318,224	3,904,868
	Dalata Hotel Group PLC	508,254	2,285,702
	FBD Holdings PLC	142,812	2,097,407
	Glanbia PLC	1,136,976	21,484,651
* Ω	Glenveagh Properties PLC	1,330,649	1,808,001
	Irish Continental Group PLC	825,575	4,457,673
*	Permanent TSB Group Holdings PLC	273,432	436,817

TOTAL IRELAND			40,784,651

ISRAEL — (2.2%)
	Adgar Investment & Development Ltd.	105,459	139,965
*	Afcon Holdings Ltd.	3,064	77,759
# *	AFI Properties Ltd.	100,052	4,055,850
	Africa Israel Residences Ltd.	18,039	1,083,463
# *	Allot Ltd.	189,485	394,972
	Alony Hetz Properties & Investments Ltd.	177,819	1,147,909
#	Alrov Properties & Lodgings Ltd.	49,832	2,052,119
#	Arad Ltd.	28,968	374,182
*	Argo Properties NV	4,799	88,386
#	Ashdod Refinery Ltd.	60,088	1,352,488
	Atreyu Capital Markets Ltd.	828	11,561
	AudioCodes Ltd.	29,072	319,629
#	Aura Investments Ltd.	539,726	2,089,554
#	Automatic Bank Services Ltd.	16,866	62,589
# *	Avgol Industries 1953 Ltd.	468,925	166,673
# *	Azorim-Investment Development & Construction Co. Ltd.	522,253	2,380,389
	Bet Shemesh Engines Holdings 1997 Ltd.	34,648	1,648,898
	Blue Square Real Estate Ltd.	36,996	2,773,411
*	Brack Capital Properties NV	17,073	1,004,772
	Carasso Motors Ltd.	152,860	745,181
*	Cellcom Israel Ltd.	528,949	2,209,149
*	Ceragon Networks Ltd.	266,244	737,496
# *	Clal Insurance Enterprises Holdings Ltd.	338,546	5,645,259
# *	Compugen Ltd.	120,076	235,188
	Danel Adir Yeoshua Ltd.	25,867	2,340,567
	Danya Cebus Ltd.	408	9,355
#	Delek Automotive Systems Ltd.	87,939	495,356
	Delta Galil Ltd.	71,511	3,181,631
#	Direct Finance of Direct Group 2006 Ltd.	502	63,186
	Dor Alon Energy in Israel 1988 Ltd.	10,173	199,801
*	Doral Group Renewable Energy Resources Ltd.	54,695	156,373
*	El Al Israel Airlines	738,575	1,032,658
#	Electra Consumer Products 1970 Ltd.	48,812	1,040,704
#	Electra Real Estate Ltd.	66,092	642,442
# *	Electreon Wireless Ltd.	4,233	221,473
*	Ellomay Capital Ltd.	2,597	40,532
*	Equital Ltd.	132,338	3,666,321
#	FMS Enterprises Migun Ltd.	19,186	798,450
	Formula Systems 1985 Ltd.	64,490	4,694,310
	Formula Systems 1985 Ltd., Sponsored ADR	640	47,872
	Fox Wizel Ltd.	47,275	3,753,645
	Gav-Yam Lands Corp. Ltd.	296,503	2,107,979
# *	Gilat Satellite Networks Ltd.	241,405	1,207,832
*	Hagag Group Real Estate Development	24,932	115,139
	Hilan Ltd.	107,013	6,007,905
#	IDI Insurance Co. Ltd.	44,481	1,270,338
*	IES Holdings Ltd.	1,768	98,181
	Ilex Medical Ltd.	4,067	73,088

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Inrom Construction Industries Ltd.	409,907	$1,354,550
	Isracard Ltd.	331,500	1,212,719
#	Israel Canada T.R Ltd.	252,277	929,294
	Israel Land Development Co. Ltd.	90,515	789,580
	Israel Shipyards Industries Ltd.	580	10,170
	Isras Investment Co. Ltd.	7,382	1,408,714
# *	Issta Ltd.	19,856	426,062
*	Kamada Ltd..	203,071	1,077,125
	Kardan Real Estate Enterprise & Development Ltd.	43,634	50,480
#	Kenon Holdings Ltd.	23,786	535,895
	Kerur Holdings Ltd.	32,360	558,403
# *	Klil Industries Ltd.	5,696	285,324
#	Kvutzat Acro Ltd.	17,221	190,127
	Lahav L.R. Real Estate Ltd.	9,407	9,673
	Lapidoth Capital Ltd.	1,086	17,552
#	Levinstein Properties Ltd.	1,526	25,811
	M Yochananof & Sons Ltd.	5,941	307,986
	Magic Software Enterprises Ltd.	147,464	1,744,201
	Malam - Team Ltd.	10,222	166,484
#	Matrix IT Ltd.	230,046	4,640,236
	Max Stock Ltd.	30,095	69,089
#	Maytronics Ltd.	212,991	1,820,790
#	Mediterranean Towers Ltd.	426,954	922,706
#	Mega Or Holdings Ltd.	96,500	2,496,137
	Meitav Investment House Ltd.	193,563	866,923
	Menora Mivtachim Holdings Ltd.	155,992	3,759,923
	Meshulam Levinstein Contracting & Engineering Ltd.	458	37,632
#	Migdal Insurance & Financial Holdings Ltd.	2,172,833	2,751,286
	Mivtach Shamir Holdings Ltd.	31,365	1,056,009
	Mizrahi Tefahot Bank Ltd.	1	38
*	Naphtha Israel Petroleum Corp. Ltd.	198,678	1,030,087
#	Nawi Brothers Ltd.	73,059	507,531
*	Nayax Ltd.	6,324	168,597
# *	Neto Malinda Trading Ltd.	4,663	72,204
*	Neto ME Holdings Ltd.	3,661	67,917
	Next Vision Stabilized Systems Ltd.	53,910	720,172
	Novolog Ltd.	200,415	82,434
	Oil Refineries Ltd.	12,267,220	3,554,214
	One Software Technologies Ltd.	69,915	968,636
	Palram Industries 1990 Ltd.	1,112	14,748
*	Partner Communications Co. Ltd.	717,998	3,355,588
	Paz Oil Co. Ltd.	62,211	6,197,987
*	Perion Network Ltd.	47,295	589,837
	Plasson Industries Ltd.	19,907	731,129
	Prashkovsky Investments & Construction Ltd.	16,368	384,616
# *	Priortech Ltd.	18,093	796,097
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	54,361	3,093,205
# *	Rani Zim Shopping Centers Ltd.	26,927	21,330
	Retailors Ltd.	7,613	167,245
*	Scope Metals Group Ltd.	47,550	1,637,934
*	Shikun & Binui Ltd.	214,517	460,573
	Summit Real Estate Holdings Ltd.	220,893	2,659,710
	Suny Cellular Communication Ltd.	187,376	51,981
#	Tadiran Group Ltd.	16,618	1,156,212
Ω	Tamar Petroleum Ltd.	51,161	302,014
	Tel Aviv Stock Exchange Ltd.	54,230	358,929
	Telsys Ltd.	249	15,016
*	Tera Light Ltd.	45,638	85,163
	Tiv Taam Holdings 1 Ltd.	39,749	53,084

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Victory Supermarket Chain Ltd.	5,213	$68,384
	YH Dimri Construction & Development Ltd.	21,042	1,647,768

TOTAL ISRAEL			124,603,241

ITALY — (10.5%)
	A2A SpA	11,130,525	21,951,092
	Abitare In SpA	1,909	8,148
	ACEA SpA	278,123	4,824,438
# *	Aeffe SpA	177,250	157,733
	Amplifon SpA	248,124	8,283,945
Ω	Anima Holding SpA	1,678,832	7,865,913
#	Aquafil SpA	83,333	304,997
	Arnoldo Mondadori Editore SpA	1,088,121	2,600,207
	Ascopiave SpA	432,784	1,132,374
#	Avio SpA	85,821	1,036,236
	Azimut Holding SpA	751,074	19,792,641
	Banca Generali SpA	435,216	17,045,648
	Banca IFIS SpA	237,598	5,293,397
	Banca Mediolanum SpA	641,478	6,941,805
*	Banca Monte dei Paschi di Siena SpA	5,515,540	26,602,977
	Banca Popolare di Sondrio SpA	2,730,141	22,809,675
	Banca Profilo SpA	1,711,765	405,589
# Ω	Banca Sistema SpA	335,410	482,321
	Banco BPM SpA	2,980,812	19,570,938
	Banco di Desio e della Brianza SpA	244,337	1,219,595
Ω	BFF Bank SpA	829,965	10,650,625
	Biesse SpA	43,130	559,821
	BPER Banca SpA	6,542,561	33,976,811
	Brembo NV	312,663	3,977,661
	Brunello Cucinelli SpA	239,655	24,459,767
	Buzzi SpA	635,851	22,909,946
	Cairo Communication SpA	380,269	874,535
Ω	Carel Industries SpA	130,239	2,636,447
	Cembre SpA	5,285	250,270
	Cementir Holding NV	371,783	3,936,580
*	CIR SpA-Compagnie Industriali	2,621,928	1,557,211
	Credito Emiliano SpA	555,182	5,864,657
	d’Amico International Shipping SA	290,567	2,084,634
	Danieli & C Officine Meccaniche SpA	247,688	7,300,081
	Datalogic SpA	30,430	184,395
	De’ Longhi SpA	88,485	2,901,643
	DiaSorin SpA	48,893	4,938,062
# *	Digital Bros SpA	34,830	325,377
#	Digital Value SpA	2,181	135,783
# Ω	doValue SpA	91,134	202,701
	Elica SpA	154,208	311,277
	Emak SpA	376,132	457,617
Ω	Enav SpA	666,746	2,742,045
	ERG SpA	166,279	4,477,822
*	Esprinet SpA	220,835	1,205,835
# *	Eurotech SpA	156,739	250,589
	Fiera Milano SpA	19,117	73,555
	Fila SpA	171,216	1,608,702
# * ††	Finmatica SpA	5,960	0
	FNM SpA	1,371,092	673,715
	Gefran SpA	35,925	310,626
# *	Geox SpA	356,231	265,368
	GPI SpA	21,713	289,471
	Gruppo MutuiOnline SpA	125,102	4,676,038

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Hera SpA	5,499,110	$19,854,422
	IMMSI SpA	1,037,733	594,816
	Intercos SpA	45,984	643,880
	Interpump Group SpA	410,162	17,866,556
	Iren SpA	4,373,561	8,791,827
	Italgas SpA	3,355,608	18,600,637
	Italian Sea Group SpA	5,100	52,091
#	Italmobiliare SpA	81,280	2,989,998
#	Iveco Group NV	1,173,817	14,718,169
#	IVS Group SA	116,966	893,961
	Leonardo SpA	2,065,863	47,477,764
	LU-VE SpA	5,064	116,431
	Maire Tecnimont SpA	1,232,552	10,207,596
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	1,003,807	2,947,102
*	Newlat Food SpA	24,519	155,660
#	Openjobmetis SpA agenzia per il lavoro	63,079	1,099,342
	Orsero SpA	37,604	585,784
Ω	OVS SpA	1,548,437	4,045,322
	Pharmanutra SpA	6,832	388,201
	Piaggio & CSpA	1,288,486	3,756,466
Ω	Piovan SpA	2,808	36,100
Ω	Pirelli & C SpA	2,342,202	14,809,633
Ω	RAI Way SpA	612,982	3,481,104
	Reply SpA	147,826	19,300,063
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	834,059
*	Sabaf SpA	61,381	1,122,945
# *	Safilo Group SpA	308,752	384,081
*	Saipem SpA	2	5
	Salcef Group SpA	18,084	498,179
#	Salvatore Ferragamo SpA	214,047	2,123,964
	Sanlorenzo SpA	18,659	817,163
	Saras SpA	2,937,528	5,516,172
# *	Seri Industrial SpA	3,574	16,643
	Sesa SpA	52,352	5,444,089
*	Sogefi SpA	384,358	1,177,894
	SOL SpA	231,248	8,895,799
#	Spaxs SpA	258,973	1,442,643
	Tamburi Investment Partners SpA	851,687	8,266,603
Ω	Technogym SpA	944,304	8,905,264
# *	Telecom Italia SpA	51,070,336	12,107,520
*	TREVI - Finanziaria Industriale SpA	405,238	158,708
# Ω	Unieuro SpA	105,971	1,035,009
	Unipol Gruppo SpA	3,064,314	27,470,663
	Webuild SpA	2,120,769	5,323,230
#	Wiit SpA	8,227	141,013
	Zignago Vetro SpA	190,091	2,531,224

TOTAL ITALY			603,025,131

NETHERLANDS — (4.8%)
	Aalberts NV	654,734	31,129,846
	Acomo NV	52,913	985,051
	AFC Ajax NV	13,955	154,307
# * Ω	Alfen NV	107,307	4,624,707
	Allfunds Group PLC	543,878	3,417,981
#	AMG Critical Materials NV	179,177	4,205,340
	Aperam SA	271,693	7,899,907
#	Arcadis NV	518,635	32,030,361
*	Avantium NV	19,708	53,875

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
Ω	B&S Group SARL	16,023	$86,299
# * Ω	Basic-Fit NV	294,041	6,436,580
	BE Semiconductor Industries NV	352,392	46,753,264
#	Brunel International NV	129,710	1,402,526
	Corbion NV	349,347	7,587,232
Ω	CTP NV	118,290	2,006,635
# *	Ebusco Holding NV	2,604	7,818
# *	Fastned BV	409	10,038
	Flow Traders Ltd.	197,621	4,067,195
	ForFarmers NV	203,933	525,297
#	Fugro NV	677,561	16,434,406
*	InPost SA	343,400	5,513,203
#	Kendrion NV	86,878	1,210,391
	Koninklijke BAM Groep NV	1,627,467	6,634,208
	Koninklijke Heijmans NV, CVA	145,097	2,723,140
	Koninklijke Vopak NV	336,864	13,377,390
#	MFE-MediaForEurope NV, Class B	406,270	1,632,261
	Nedap NV	33,400	2,217,431
	OCI NV	469,446	12,626,489
# *	Pharming Group NV	3,585,543	3,339,369
*	Pluxee NV	17,711	546,055
#	PostNL NV	1,827,096	2,458,248
	SBM Offshore NV	948,274	14,009,424
# *	SIF Holding NV	40,013	432,379
Ω	Signify NV	719,081	19,610,388
	Sligro Food Group NV	127,096	1,927,734
* ††	SRH NV	705,718	0
#	TKH Group NV	255,928	11,023,839
# *	TomTom NV	408,253	2,433,522
	Van Lanschot Kempen NV	164,832	5,839,003

TOTAL NETHERLANDS			277,373,139

NORWAY — (2.1%)
	2020 Bulkers Ltd.	107,406	1,657,492
	ABG Sundal Collier Holding ASA	1,989,504	1,041,420
	AF Gruppen ASA	4,067	52,332
# *	Akastor ASA	720,140	887,158
*	Aker BioMarine ASA	16,523	105,366
# *	Aker Carbon Capture ASA	724,918	453,988
	AMSC ASA	274,096	755,291
*	Archer Ltd.	1,313,754	123,383
*	ArcticZymes Technologies ASA	83,850	194,887
	Arendals Fossekompani ASA	1,452	23,190
	Atea ASA	384,721	4,911,676
*	Atlantic Sapphire ASA	146	12
	Austevoll Seafood ASA	162,725	1,299,354
Ω	Avance Gas Holding Ltd.	112,799	1,639,352
# *	Axactor ASA	689,478	300,883
	B2 Impact ASA	1,109,662	856,281
	Belships ASA	528,983	1,191,915
*	Bluenord ASA	26,254	1,345,534
	Bonheur ASA	137,587	3,124,430
	Borregaard ASA	390,297	6,685,380
	Bouvet ASA	74,133	406,427
Ω	BW LPG Ltd.	438,052	6,325,720
	BW Offshore Ltd.	473,070	1,187,929
# *	Cadeler AS	157,068	745,550
*	Cloudberry Clean Energy ASA	60,341	49,076
# * Ω	Crayon Group Holding ASA	423,812	3,118,678

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	DNO ASA	3,452,093	$3,195,633
Ω	Elkem ASA	607,976	1,062,326
Ω	Elmera Group ASA	114,677	341,861
	Elopak ASA	82,874	252,284
	Ensurge Micropower ASA	356,776	45,427
Ω	Europris ASA	1,144,627	7,203,948
*	FLEX LNG Ltd.	137,937	3,621,393
	Gram Car Carriers ASA	18,193	420,632
	Grieg Seafood ASA	338,052	2,194,709
# *	Hexagon Composites ASA	719,711	1,089,260
# *	Hexagon Purus ASA	235,168	111,474
Ω	Kid ASA	59,071	778,355
	Kitron ASA	843,320	2,168,330
Ω	Klaveness Combination Carriers ASA	49,117	476,614
*	Kongsberg Automotive ASA	3,235,578	520,000
*	LINK Mobility Group Holding ASA	504,022	887,239
	Magnora ASA	59,234	162,428
	Medistim ASA	2,163	35,065
*	Morrow Bank ASA	33,724	12,187
#	MPC Container Ships ASA	1,892,230	3,041,556
Ω	Multiconsult ASA	2,534	32,170
# *	NEL ASA	663,640	306,639
	Norbit ASA	32,702	210,368
*	Nordic Semiconductor ASA	95,721	1,046,481
# Ω	Norske Skog ASA	354,658	1,186,647
*	Northern Ocean Ltd.	64,314	49,384
*	Norwegian Air Shuttle ASA	842,208	1,093,857
*	NRC Group ASA	38,228	43,257
# *	Nykode Therapeutics ASA	492,230	588,701
	Odfjell Drilling Ltd.	636,267	2,900,108
	Odfjell SE, Class A	138,332	2,185,618
	Odfjell Technology Ltd.	107,420	598,964
# *	OKEA ASA	206,616	475,939
Ω	Okeanis Eco Tankers Corp.	71,968	2,231,283
	Olav Thon Eiendomsselskap ASA	51,942	1,033,646
*	Otello Corp. ASA	13,451	9,406
	Panoro Energy ASA	283,477	723,180
	Pareto Bank ASA	56,270	292,370
	Pexip Holding ASA	88,001	208,590
*	PGS ASA	5,458,085	4,194,361
*	PhotoCure ASA	82,057	405,571
	Protector Forsikring ASA	421,437	8,519,238
	Rana Gruber ASA	61,603	460,134
# *	REC Silicon ASA	1,555,597	1,502,799
*	Salmon Evolution ASA	254,432	165,835
*	SATS ASA	113,023	177,455
* Ω	Scatec ASA	425,237	3,103,430
*	SD Standard ETC PLC	271,994	41,310
	Selvaag Bolig ASA	264,442	839,245
# * Ω	Shelf Drilling Ltd.	902,378	1,507,769
*	Siem Offshore, Inc.	10,249	32,784
*	Solstad Offshore ASA	37,831	147,145
	Sparebank 1 Oestlandet	47,805	576,055
	SpareBank 1 Sorost-Norge	1,788	10,978
	Stolt-Nielsen Ltd	29,057	1,237,329
#	TGS ASA	372,819	4,205,508
	Veidekke ASA	661,987	6,921,578
*	Volue ASA	6,103	15,897
	Wilh Wilhelmsen Holding ASA, Class A	68,812	2,400,651

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
* Ω	XXL ASA	3,251,432	$225,433

TOTAL NORWAY			118,010,538

PORTUGAL — (0.9%)
	Altri SGPS SA	472,047	2,601,179
*	Banco Comercial Portugues SA, Class R	49,853,259	17,406,245
	Corticeira Amorim SGPS SA	147,056	1,501,443
	CTT-Correios de Portugal SA	491,944	2,310,945
# *	Greenvolt-Energias Renovaveis SA	156,250	1,382,936
	Ibersol SGPS SA	65,457	490,008
	Mota-Engil SGPS SA	733,051	3,172,493
	Navigator Co. SA	1,800,047	7,950,453
	NOS SGPS SA	1,014,508	3,504,116
	REN - Redes Energeticas Nacionais SGPS SA	2,747,946	6,634,947
	Semapa-Sociedade de Investimento e Gestao	8,928	151,419
	Sonae SGPS SA	6,586,941	6,595,285

TOTAL PORTUGAL			53,701,469

SPAIN — (6.4%)
	Acciona SA	84,151	9,728,370
	Acerinox SA	1,095,358	11,800,968
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	38,519	769,766
#	Alantra Partners SA	60,724	594,855
	Almirall SA	464,897	4,242,926
# *	Amper SA	7,369,582	810,525
	Applus Services SA	874,505	11,822,838
	Atresmedia Corp. de Medios de Comunicacion SA	510,640	2,564,498
*	Audax Renovables SA	19,604	35,371
	Azkoyen SA	67,253	443,295
	Banco de Sabadell SA	35,081,456	67,012,724
	Bankinter SA	4,245,482	33,556,969
#	Cia de Distribucion Integral Logista Holdings SA	408,960	11,123,472
	CIE Automotive SA	373,265	9,866,469
	Construcciones y Auxiliar de Ferrocarriles SA	116,717	3,995,444
#	Corp. ACCIONA Energias Renovables SA	31,476	639,193
*	Distribuidora Internacional de Alimentacion SA	4,617,030	63,237
#	Ebro Foods SA	437,975	7,486,531
*	eDreams ODIGEO SA	447,059	3,043,841
	Elecnor SA	209,796	4,518,773
	Enagas SA	1,457,648	21,377,888
	Ence Energia y Celulosa SA	831,813	2,962,626
	Ercros SA	590,023	2,214,998
	Faes Farma SA	1,843,460	6,689,030
	Fluidra SA	517,281	10,949,889
Ω	Gestamp Automocion SA	950,021	2,846,641
Ω	Global Dominion Access SA	518,361	1,937,367
# *	Grenergy Renovables SA	7,453	217,630
*	Grifols SA	141,694	1,296,848
	Grupo Catalana Occidente SA	268,886	10,412,519
#	Grupo Empresarial San Jose SA	141,180	612,206
	Iberpapel Gestion SA	47,911	960,194
#	Indra Sistemas SA	876,621	16,758,207
#	Laboratorio Reig Jofre SA	15,086	40,100
	Laboratorios Farmaceuticos Rovi SA	130,063	11,672,357
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,369,919	3,642,409
	Mapfre SA	4,520,827	10,906,793
*	Melia Hotels International SA	624,896	4,859,403

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# Ω	Metrovacesa SA	27,648	$254,856
	Miquel y Costas & Miquel SA	185,363	2,278,580
# Ω	Neinor Homes SA	115,525	1,295,647
# *	Obrascon Huarte Lain SA	2,278,833	820,910
*	Oryzon Genomics SA	35,547	74,400
#	Pharma Mar SA	55,216	1,785,643
	Prim SA	40,283	436,281
*	Promotora de Informaciones SA, Class A	1,330,083	485,948
Ω	Prosegur Cash SA	628,108	348,426
	Realia Business SA	1,667,905	1,812,154
	Renta 4 Banco SA	442	4,769
	Sacyr SA	2,882,311	10,021,309
*	Solaria Energia y Medio Ambiente SA	498,778	5,075,115
# *	Soltec Power Holdings SA	58,317	141,597
Ω	Talgo SA	548,128	2,578,646
*	Tecnicas Reunidas SA	271,263	2,691,039
	Tubacex SA	712,576	2,379,719
# *	Tubos Reunidos SA	34,204	23,011
# Ω	Unicaja Banco SA	7,318,410	9,559,706
#	Vidrala SA	134,680	14,162,134
	Viscofan SA	267,269	16,992,773
	Vocento SA	352,577	352,375

TOTAL SPAIN			368,052,208

SWEDEN — (6.3%)
Ω	AcadeMedia AB	502,259	2,296,309
#	AddLife AB, Class B	447,048	4,112,679
	Addnode Group AB	561,062	5,777,890
	AFRY AB	445,177	6,993,157
Ω	Alimak Group AB	379,232	3,504,275
	Alleima AB	396,163	2,462,295
	Alligo AB, Class B	157,419	1,837,372
Ω	Ambea AB	346,517	1,989,307
# *	Annehem Fastigheter AB, Class B	214,348	323,731
#	AQ Group AB	15,189	869,998
	Arise AB	17,654	62,065
	Arjo AB, Class B	1,382,957	5,804,270
	Atrium Ljungberg AB, Class B	56,692	1,002,029
Ω	Attendo AB	674,584	2,544,192
	Beijer Alma AB	297,783	5,635,441
	Bergman & Beving AB	208,899	4,219,941
	Betsson AB, Class B	886,384	9,797,548
# *	Better Collective AS	147,099	3,940,473
# *	BHG Group AB	737,446	915,698
	Bilia AB, Class A	580,862	7,295,605
	Billerud Aktiebolag	30,543	253,312
* Ω	BioArctic AB	43,004	756,733
*	BioInvent International AB	39,595	92,817
	Biotage AB	188,675	2,846,861
	Bjorn Borg AB	13,009	56,811
# *	Bonava AB, Class B	1,520,844	1,383,048
* Ω	Boozt AB	5,339	60,866
Ω	Bravida Holding AB	852,790	5,766,473
#	Bufab AB	228,610	6,954,046
	Bulten AB	107,259	800,441
	Bure Equity AB	357,058	11,178,979
*	Byggmax Group AB	394,029	1,220,765
*	Camurus AB	22,448	1,006,650
	Catella AB	94,080	257,758

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Catena AB	190,068	$8,318,283
# *	Catena Media PLC	330,046	258,587
*	Cavotec SA	79,682	117,318
	Cellavision AB	60,287	1,223,914
	Cibus Nordic Real Estate AB publ	151,343	1,971,107
*	Cint Group AB	223,348	238,702
	Clas Ohlson AB, Class B	281,230	3,393,973
	Cloetta AB, Class B	1,334,528	1,987,251
	Concentric AB	339,818	5,852,687
# Ω	Coor Service Management Holding AB	532,461	2,313,851
#	Corem Property Group AB, Class B	4,121,895	3,062,313
	CTT Systems AB	5,998	189,577
	Dedicare AB, Class B	6,297	31,907
	Dios Fastigheter AB	770,250	5,884,976
# Ω	Dometic Group AB	51,610	368,811
* Ω	Dustin Group AB	1,981,572	2,251,400
	Eastnine AB	126,421	1,902,226
#	Elanders AB, Class B	74,315	662,826
	Electrolux Professional AB, Class B	629,981	4,067,732
* Ω	Eltel AB	206,068	123,807
# *	Enea AB	93,388	510,959
#	Engcon AB	35,239	289,768
	Eolus Vind AB, Class B	41,913	270,014
	Ependion AB	100,183	983,265
	Ework Group AB	46,094	599,738
	Fagerhult Group AB	336,247	2,157,634
#	FastPartner AB, Class A	49,711	333,785
	FastPartner AB, Class D	35	207
#	Fenix Outdoor International AG	22,095	1,391,760
	G5 Entertainment AB	41,029	444,836
	Granges AB	847,482	10,007,398
#	Hanza AB	118,764	618,361
	Heba Fastighets AB, Class B	325,463	961,123
	Hemnet Group AB	57,258	1,488,060
#	Hexatronic Group AB	188,356	574,225
	HMS Networks AB	160,313	5,941,283
* Ω	Hoist Finance AB	288,559	1,372,713
*	Humana AB	178,604	479,399
	IAR Systems Group AB	1,213	16,350
#	Instalco AB	856,061	3,014,193
# *	International Petroleum Corp.	575,409	7,283,774
#	Intrum AB	132,234	309,312
	INVISIO AB	32,561	712,235
	Inwido AB	484,214	5,963,760
	ITAB Shop Concept AB	14,068	24,135
#	JM AB	455,664	7,716,581
*	Karnov Group AB	117,160	699,010
# *	K-fast Holding AB	20,521	33,539
	Kindred Group PLC, SDR	25,445	285,114
	KNOW IT AB	165,960	2,147,767
	Lagercrantz Group AB, Class B	352,919	5,178,499
#	Lime Technologies AB	21,248	674,632
	Lindab International AB	640,812	12,872,813
	Loomis AB	349,125	8,922,501
# *	Maha Energy AB	148,058	120,112
*	Medcap AB	14,833	584,988
	Medicover AB, Class B	42,846	671,231
	MEKO AB	250,390	2,552,585
*	Modern Times Group MTG AB, Class B	593,341	5,082,849

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Momentum Group AB	165,182	$2,065,693
	Mycronic AB	228,300	7,945,753
#	NCAB Group AB	378,039	2,457,684
	NCC AB, Class B	518,723	6,308,895
#	Nederman Holding AB	44,352	765,205
*	Net Insight AB, Class B	1,794,044	848,959
#	New Wave Group AB, Class B	828,917	7,548,369
	Nilorngruppen AB, Class B	7,191	48,739
# *	Nobia AB	3,283,760	1,337,309
	Nolato AB, Class B	1,580,501	7,755,499
	Nordic Paper Holding AB	111,956	560,061
	Nordic Waterproofing Holding AB	83,900	1,240,261
*	Norion Bank AB	335,249	1,238,518
*	Norva24 Group AB	4,692	10,938
# *	Note AB	100,209	1,266,926
#	NP3 Fastigheter AB	178,321	3,734,841
	Nyfosa AB	1,209,815	10,465,872
	OEM International AB, Class B	333,368	3,282,421
# *	Orron Energy AB	670,464	441,205
# *	Ovzon AB	568	723
*	OX2 AB	456,466	1,646,690
	Peab AB, Class B	755,178	4,603,824
	Platzer Fastigheter Holding AB, Class B	320,227	2,588,647
	Prevas AB, Class B	12,098	130,284
*	Pricer AB, Class B	757,103	778,892
	Proact IT Group AB	206,921	1,958,230
	Ratos AB, Class B	1,378,425	4,784,264
# *	RaySearch Laboratories AB	163,962	1,784,725
	Rejlers AB	948	12,123
Ω	Resurs Holding AB	741,863	1,116,328
	Rottneros AB	672,020	701,794
	Rvrc Holding AB	74,058	418,891
	Scandi Standard AB	369,860	2,572,051
# * Ω	Scandic Hotels Group AB	1,068,585	5,602,476
*	Sdiptech AB, Class B	73,930	1,883,762
*	Sedana Medical AB	35,048	71,742
*	Sensys Gatso Group AB	43,904	302,474
* Ω	Sinch AB	1,518,721	3,433,802
	SkiStar AB	317,931	4,404,156
	Solid Forsakring AB	86,686	567,478
*	Stendorren Fastigheter AB	6,293	102,891
*	Stillfront Group AB	1,952,196	1,855,237
#	Storskogen Group AB, Class B	3,788,137	2,029,517
	Synsam AB	41,347	189,770
	Systemair AB	408,125	2,765,634
	Tethys Oil AB	178,504	589,759
*	TF Bank AB	5,604	106,469
	Troax Group AB	243,349	4,895,970
# *	Truecaller AB, Class B	637,419	2,025,414
	VBG Group AB, Class B	48,983	1,714,143
*	Vestum AB	51,049	34,713
# *	Viaplay Group AB	193,548	12,682
	Vitec Software Group AB, Class B	69,662	3,332,260
	Vitrolife AB	24,061	359,373
	Volati AB	6,339	59,122
	XANO Industri AB, Class B	5,023	42,258

TOTAL SWEDEN			360,333,307

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (16.9%)
	Accelleron Industries AG	230,851	$8,975,199
	Adecco Group AG	585,919	20,496,888
	Allreal Holding AG	122,211	19,737,347
	ALSO Holding AG	46,741	11,513,111
# *	Aluflexpack AG	4,910	78,715
*	ams-OSRAM AG	5,343,211	6,417,503
	APG SGA SA	8,182	1,848,757
	Arbonia AG	308,639	4,065,544
*	Aryzta AG	6,571,249	12,440,917
	Ascom Holding AG	220,226	1,766,616
	Autoneum Holding AG	26,017	4,155,774
*	Avolta AG	538,901	20,379,529
	Baloise Holding AG	98,975	14,956,394
	Banque Cantonale de Geneve	10,073	3,262,414
	Banque Cantonale du Jura SA	3,848	263,480
	Banque Cantonale Vaudoise	113,639	11,883,748
	Barry Callebaut AG	4,198	6,783,852
*	Basilea Pharmaceutica AG	33,154	1,422,937
	Belimo Holding AG	67,026	31,012,080
	Bell Food Group AG	14,766	4,282,420
#	Bellevue Group AG	48,912	970,977
	Berner Kantonalbank AG	31,282	8,546,753
	BKW AG	144,734	21,484,015
	Bossard Holding AG, Class A	43,144	9,810,163
	Bucher Industries AG	53,084	20,397,731
	Burckhardt Compression Holding AG	14,619	9,311,194
	Burkhalter Holding AG	27,381	3,002,423
	Bystronic AG	8,214	3,653,193
#	Calida Holding AG	34,242	1,079,787
	Carlo Gavazzi Holding AG	3,279	1,084,633
#	Cembra Money Bank AG	195,981	14,982,792
# *	Cicor Technologies Ltd	15,422	841,911
	Cie Financiere Tradition SA	10,201	1,606,063
	Clariant AG	1,418,992	21,229,277
	Coltene Holding AG	22,827	1,275,314
	Comet Holding AG	45,630	14,398,594
	COSMO Pharmaceuticals NV	15,693	1,231,937
#	Daetwyler Holding AG	24,673	5,108,397
	DKSH Holding AG	234,221	15,264,021
# *	DocMorris AG	4,404	388,438
	dormakaba Holding AG	22,093	11,758,492
	EFG International AG	683,025	7,941,910
	Emmi AG	15,716	15,289,489
	Energiedienst Holding AG	83,637	3,512,788
#	Feintool International Holding AG	39,987	775,380
	Flughafen Zurich AG	143,958	28,820,507
	Forbo Holding AG	8,340	9,632,622
	Fundamenta Real Estate AG	3,191	57,607
Ω	Galenica AG	305,886	23,405,870
# *	GAM Holding AG	682,619	212,688
	Georg Fischer AG	616,034	42,996,395
#	Gurit Holding AG, Class BR	27,930	1,781,786
	Helvetia Holding AG	258,089	33,759,467
#	Hiag Immobilien Holding AG	27,345	2,213,400
*	HOCHDORF Holding AG	52	283
	Huber & Suhner AG	110,667	8,803,523
	Hypothekarbank Lenzburg AG	6	27,181
	Implenia AG	91,269	3,337,384
*	Ina Invest Holding AG	31,977	643,685

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Inficon Holding AG	14,761	$20,523,684
	Interroll Holding AG	4,863	15,650,502
	Intershop Holding AG	54,150	7,255,939
	Investis Holding SA	6,554	702,877
	Jungfraubahn Holding AG	19,641	4,359,669
	Kardex Holding AG	49,723	13,155,824
#	Komax Holding AG	22,696	3,904,425
*	Kudelski SA	217,692	337,640
	Landis & Gyr Group AG	94,470	6,989,268
	LEM Holding SA	3,884	6,614,811
	Liechtensteinische Landesbank AG	65,937	5,033,476
	Luzerner Kantonalbank AG	119,866	8,853,513
Ω	Medacta Group SA	15,470	1,869,740
Ω	Medmix AG	151,076	2,478,615
	Meier Tobler Group AG	45,826	1,534,812
	Metall Zug AG, Class B	1,164	1,605,329
	Mikron Holding AG	11,489	223,709
	Mobilezone Holding AG	305,440	4,369,151
	Mobimo Holding AG	62,895	17,607,039
* Ω	Montana Aerospace AG	14,012	270,796
	Novavest Real Estate AG	1,614	59,745
	OC Oerlikon Corp. AG	1,119,479	4,843,443
*	Orascom Development Holding AG	93,520	428,936
#	Orell Fuessli AG	5,028	438,193
	Orior AG	41,050	2,933,718
*	Phoenix Mecano AG	4,451	2,391,836
	Plazza AG, Class A	7,231	2,368,523
# * Ω	PolyPeptide Group AG	11,760	388,016
	PSP Swiss Property AG	337,750	41,753,116
	Rieter Holding AG	15,161	2,119,388
	Romande Energie Holding SA	68,578	4,316,595
	Schweiter Technologies AG	6,061	2,719,162
# *	Schweizerische Nationalbank	23	101,606
* Ω	Sensirion Holding AG	10,110	663,725
#	SFS Group AG	124,951	14,820,060
	Siegfried Holding AG	32,456	31,014,381
#	SIG Group AG	332,386	6,642,186
	SKAN Group AG	11,191	999,794
	Softwareone Holding AG	223,642	3,802,974
	St. Galler Kantonalbank AG	17,965	9,243,398
#	Stadler Rail AG	178,296	5,289,534
#	StarragTornos Group AG	2,819	156,816
	Sulzer AG	139,983	16,954,753
	Swiss Prime Site AG	182,651	16,864,683
# *	Swiss Steel Holding AG	3,362,368	309,704
	Swissquote Group Holding SA	84,232	22,782,591
	Temenos AG	389,997	24,260,699
	Thurgauer Kantonalbank	3,152	434,883
	TX Group AG	18,706	2,910,372
#	u-blox Holding AG	48,813	4,515,574
	Valiant Holding AG	101,375	11,834,207
Ω	VAT Group AG	47,681	23,738,495
	Vaudoise Assurances Holding SA	6,822	3,317,652
	Vetropack Holding AG	69,627	2,352,834
#	Vontobel Holding AG	218,761	12,279,526
	VP Bank AG, Class A	21,182	2,113,362
	VZ Holding AG	92,432	10,659,779
*	V-ZUG Holding AG	11,325	701,409
	Walliser Kantonalbank	19,594	2,438,143

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Warteck Invest AG	58	$113,489
	Ypsomed Holding AG	15,540	5,539,081
	Zehnder Group AG	82,191	4,792,000
	Zug Estates Holding AG, Class B	1,213	2,373,019
#	Zuger Kantonalbank AG	711	6,647,228

TOTAL SWITZERLAND			975,150,742

UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	110,648	486,920
	Noble Corp. PLC	3,940	174,508

TOTAL UNITED STATES			661,428

TOTAL COMMON STOCKS			5,422,364,382

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
	Draegerwerk AG & Co. KGaA, 0.385%	56,173	2,991,651
	FUCHS SE, 2.445%	477,660	22,306,389
	Jungheinrich AG, 1.957%	346,549	12,886,070
	Sixt SE, 9.373%	118,586	8,205,891
	STO SE & Co. KGaA, 3.117%	16,514	2,836,090
	Villeroy & Boch AG, 6.232%	41,086	748,726

TOTAL GERMANY			49,974,817

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights	497,492	0
* ††	S Immo AG Rights	346,922	0
*	Strabag SE Rights	107,907	0

GERMANY — (0.0%)
# *	Medigene AG Rights 05/07/2024	116,970	1,798

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/2030	116,038	0

TOTAL RIGHTS/WARRANTS			1,798

TOTAL INVESTMENT SECURITIES
(Cost $4,471,348,073)			5,472,340,997

			Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@ §	The DFA Short Term Investment Fund	24,669,963	285,382,134

TOTAL INVESTMENTS — (100.0%)
(Cost $4,756,731,737)			$5,757,723,131

ADR	American Depositary Receipt
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$181,451,434	—	$181,451,434
Belgium	$741,503	202,719,168	—	203,460,671
Denmark	—	388,121,891	—	388,121,891
Finland	—	288,961,724	—	288,961,724
France	—	666,873,613	—	666,873,613
Germany	—	771,799,195	—	771,799,195
Ireland	—	40,784,651	—	40,784,651
Israel	842,241	123,761,000	—	124,603,241
Italy	—	603,025,131	—	603,025,131
Netherlands	546,055	276,827,084	—	277,373,139
Norway	128,919	117,881,619	—	118,010,538
Portugal	—	53,701,469	—	53,701,469
Spain	—	368,052,208	—	368,052,208
Sweden	—	360,333,307	—	360,333,307
Switzerland	—	975,150,742	—	975,150,742
United States	—	661,428	—	661,428
Preferred Stocks
Germany	—	49,974,817	—	49,974,817
Rights/Warrants
Germany	—	1,798	—	1,798
Securities Lending Collateral	—	285,382,134	—	285,382,134

Total Investments in Securities	$2,258,718	$5,755,464,413	—	$5,757,723,131

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.6%)
COMMUNICATION SERVICES — (0.8%)
*	Aimia, Inc.	511,089	$876,163
# *	Cineplex, Inc.	36,490	230,340
	Cogeco Communications, Inc.	80,416	3,187,667
#	Cogeco, Inc.	37,667	1,404,458
#	Corus Entertainment, Inc., Class B	1,092,121	404,592
#	Quebecor, Inc., Class B	123,008	2,545,671
	TELUS Corp.	176,768	2,839,023
# *	WildBrain Ltd.	541,109	400,923
#	Yellow Pages Ltd.	56,545	398,421

TOTAL COMMUNICATION SERVICES			12,287,258

CONSUMER DISCRETIONARY — (3.8%)
*	Aritzia, Inc.	462,710	11,979,068
*	AutoCanada, Inc.	121,583	2,133,763
	BMTC Group, Inc.	20,581	215,131
*	Bragg Gaming Group, Inc.	4,700	25,640
	BRP, Inc.	7,396	497,529
# *	Canada Goose Holdings, Inc.	45,190	510,195
# *	Dorel Industries, Inc., Class B	164,677	728,495
	Exco Technologies Ltd.	164,124	842,884
	Gamehost, Inc.	89,999	672,713
# *	GoldMoney, Inc.	25,000	145,643
	Leon’s Furniture Ltd.	167,479	2,757,962
	Linamar Corp.	263,351	12,401,878
	Martinrea International, Inc.	514,975	4,283,198
#	MTY Food Group, Inc.	115,723	4,152,612
	Park Lawn Corp.	183,840	2,196,759
	Pizza Pizza Royalty Corp.	162,278	1,583,114
#	Pollard Banknote Ltd.	49,129	1,329,354
# Ω	Sleep Country Canada Holdings, Inc.	220,590	4,379,272
Ω	Spin Master Corp.	185,042	4,043,194

TOTAL CONSUMER DISCRETIONARY			54,878,404

CONSUMER STAPLES — (4.2%)
#	Andrew Peller Ltd., Class A	168,200	469,174
	Corby Spirit & Wine Ltd.	75,467	726,356
	High Liner Foods, Inc.	106,744	1,032,043
Ω	Jamieson Wellness, Inc.	236,615	4,494,594
#	KP Tissue, Inc.	47,200	281,832
	Lassonde Industries, Inc., Class A	18,000	1,883,093
#	Maple Leaf Foods, Inc.	463,035	8,196,828
	North West Co., Inc.	292,956	8,303,594
#	Premium Brands Holdings Corp.	244,773	16,037,863
	Primo Water Corp.	892,177	16,825,278
	Rogers Sugar, Inc.	682,633	2,583,458
# *	SunOpta, Inc.	190,511	1,251,022

TOTAL CONSUMER STAPLES			62,085,135

ENERGY — (22.5%)
*	Advantage Energy Ltd.	1,240,556	9,678,256
#	Africa Oil Corp.	1,577,056	2,806,659
*	Athabasca Oil Corp.	2,259,759	7,879,158

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#	Baytex Energy Corp.	1,610,491	$5,966,298
#	Birchcliff Energy Ltd.	1,734,477	7,131,181
*	Bonterra Energy Corp.	52,762	227,275
*	Calfrac Well Services Ltd.	18,245	55,928
#	Canacol Energy Ltd.	158,831	571,107
#	Cardinal Energy Ltd.	732,276	3,755,396
	CES Energy Solutions Corp.	1,456,468	5,998,746
	Crescent Point Energy Corp.	2,818,903	24,852,187
*	Crew Energy, Inc.	772,194	2,535,370
# *	Denison Mines Corp.	3,434,657	6,836,131
	Enerflex Ltd.	277,198	1,620,923
# *	Energy Fuels, Inc.	66,322	343,496
	Enerplus Corp.	1,217,670	23,820,548
*	Ensign Energy Services, Inc.	765,932	1,418,753
*	Fission Uranium Corp.	1,962,000	1,539,215
#	Freehold Royalties Ltd.	694,066	7,144,093
	Frontera Energy Corp.	256,656	1,769,270
#	Gear Energy Ltd.	227,278	120,519
	Gibson Energy, Inc.	868,190	14,240,170
*	Gran Tierra Energy, Inc.	213,811	1,851,327
	Headwater Exploration, Inc.	1,205,436	6,549,712
#	InPlay Oil Corp.	29,169	51,488
# *	Journey Energy, Inc.	22,652	59,401
*	Kelt Exploration Ltd.	1,000,756	4,543,439
*	Kolibri Global Energy, Inc.	5,600	17,858
* ††	Lightstream Resources Ltd.	687,816	0
*	Mattr Corp.	423,244	5,014,426
*	MEG Energy Corp.	549,610	12,500,119
#	North American Construction Group Ltd.	165,990	3,498,108
*	NuVista Energy Ltd.	996,250	9,002,542
# *	Obsidian Energy Ltd.	226,518	1,941,365
	Paramount Resources Ltd., Class A	453,102	10,268,978
	Parex Resources, Inc.	562,234	9,801,777
	Parkland Corp.	584,903	18,018,913
	Pason Systems, Inc.	444,691	5,055,326
#	Peyto Exploration & Development Corp.	1,064,787	11,903,586
	PHX Energy Services Corp.	129,423	842,356
#	Pine Cliff Energy Ltd.	189,200	136,061
#	PrairieSky Royalty Ltd.	1,219,867	23,242,735
*	Precision Drilling Corp.	84,235	5,907,409
# *	Questerre Energy Corp., Class A	797,460	121,648
	Secure Energy Services, Inc.	1,822,233	15,434,014
#	Spartan Delta Corp.	446,448	1,306,930
# * Ω	STEP Energy Services Ltd.	31,360	89,297
# *	Strathcona Resources Ltd.	7,061	163,209
	Surge Energy, Inc.	315,545	1,712,213
#	Tamarack Valley Energy Ltd.	2,467,653	6,686,046
	TerraVest Industries, Inc.	5,000	262,340
	Tidewater Midstream & Infrastructure Ltd.	1,358,267	700,519
	Topaz Energy Corp.	368,242	6,096,128
	Total Energy Services, Inc.	233,559	1,642,287
# *	Touchstone Exploration, Inc.	28,397	14,646
	Trican Well Service Ltd.	1,351,655	4,104,107
#	Vermilion Energy, Inc.	915,075	10,544,490
#	Whitecap Resources, Inc.	2,615,211	19,832,787
*	Yangarra Resources Ltd.	308,771	262,421

TOTAL ENERGY			329,490,687

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (6.6%)
	AGF Management Ltd., Class B	502,801	$2,878,053
	Alaris Equity Partners Income	93,444	1,059,573
	Brookfield Reinsurance Ltd.	3,598	144,532
	Canaccord Genuity Group, Inc.	482,088	3,057,152
	Canadian Western Bank	535,877	10,280,399
#	Chesswood Group Ltd.	56,542	311,738
	CI Financial Corp.	545,854	6,447,235
	Clairvest Group, Inc.	1,900	101,304
	Definity Financial Corp.	246,798	8,226,899
	ECN Capital Corp.	5,859	7,491
	E-L Financial Corp. Ltd.	7,378	5,895,272
	EQB, Inc.	171,631	10,361,568
#	Fiera Capital Corp.	405,845	2,022,371
	Firm Capital Mortgage Investment Corp.	189,321	1,481,122
#	First National Financial Corp.	85,119	2,371,201
	goeasy Ltd.	69,359	8,869,326
	Guardian Capital Group Ltd., Class A	93,214	3,112,663
#	Laurentian Bank of Canada	283,780	5,303,933
	Nuvei Corp.	184,133	5,918,035
	Onex Corp.	77,669	5,510,428
*	RF Capital Group, Inc.	17,024	83,224
#	Sprott, Inc.	127,516	4,999,145
	Timbercreek Financial Corp.	525,090	2,845,437
*	Trisura Group Ltd.	196,479	6,001,483
	VersaBank	3,400	33,638

TOTAL FINANCIALS			97,323,222

HEALTH CARE — (2.3%)
	Andlauer Healthcare Group, Inc.	98,005	2,969,374
*	Aptose Biosciences, Inc.	767	920
# *	Aurora Cannabis, Inc.	61,293	565,574
# *	Bausch Health Cos., Inc.	1,577,973	13,822,921
# *	Cronos Group, Inc.	704,666	2,071,888
*	dentalcorp Holdings Ltd.	105,011	478,276
#	Extendicare, Inc.	469,355	2,471,815
#	HLS Therapeutics, Inc.	20,104	67,907
*	Knight Therapeutics, Inc.	500,172	2,096,388
	Medical Facilities Corp.	154,017	1,264,223
# *	Organigram Holdings, Inc.	273,484	579,957
#	Sienna Senior Living, Inc.	426,586	4,152,292
*	TerrAscend Corp.	26,702	57,219
# *	Tilray Brands, Inc.	21,350	52,734
*	Viemed Healthcare, Inc.	93,487	765,659
*	Vitalhub Corp.	7,000	31,475
# *	Well Health Technologies Corp.	622,257	1,649,830
	Zenith Capital Corp.	111,820	12,996

TOTAL HEALTH CARE			33,111,448

INDUSTRIALS — (13.6%)
	ADENTRA, Inc.	30,258	935,885
	Aecon Group, Inc.	383,920	4,715,859
	Ag Growth International, Inc.	136,394	5,252,058
*	Air Canada	535,038	7,897,412
	Algoma Central Corp.	48,800	515,774
*	ATS Corp.	449,082	14,774,220
	Badger Infrastructure Solution	208,438	6,805,861
# *	Ballard Power Systems, Inc.	1,032,613	2,715,733
	Bird Construction, Inc.	285,251	3,922,421

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Black Diamond Group Ltd.	298,735	$1,838,002
*	Bombardier, Inc., Class A	13,489	615,341
*	Bombardier, Inc., Class B	502,174	22,878,984
	Boyd Group Services, Inc.	104,026	19,452,594
	Calian Group Ltd.	63,597	2,538,983
	Dexterra Group, Inc.	168,743	721,966
	Doman Building Materials Group Ltd.	397,715	2,218,757
#	Exchange Income Corp.	127,407	4,292,403
	Finning International, Inc.	820,364	25,737,494
*	GDI Integrated Facility Services, Inc.	69,185	1,868,520
#	Hammond Power Solutions, Inc.	22,825	1,912,681
*	Heroux-Devtek, Inc.	244,553	3,314,829
	K-Bro Linen, Inc.	62,086	1,558,182
# *	Lion Electric Co.	110,662	100,136
	Magellan Aerospace Corp.	120,278	691,971
# *	MDA Ltd.	188,955	1,951,796
#	Mullen Group Ltd.	538,761	5,001,537
*	NFI Group, Inc.	259,328	2,128,650
#	Richelieu Hardware Ltd.	309,993	8,748,213
	Russel Metals, Inc.	357,603	10,071,019
#	Savaria Corp.	268,184	3,216,299
	SNC-Lavalin Group, Inc.	625,874	24,032,034
# *	TELUS International CDA, Inc.	12,685	106,681
*	Transat AT, Inc.	24,945	65,232
	Wajax Corp.	127,359	3,129,739
# *	Westport Fuel Systems, Inc.	7,388	40,532
#	Westshore Terminals Investment Corp.	216,180	4,158,244

TOTAL INDUSTRIALS			199,926,042

INFORMATION TECHNOLOGY — (4.2%)
# *	Bitfarms Ltd.	206,800	369,541
# *	BlackBerry Ltd.	1,816,819	5,068,925
	Celestica, Inc.	704,173	30,494,731
	Computer Modelling Group Ltd.	474,445	3,784,118
	Converge Technology Solutions Corp.	171,533	666,619
	Dye & Durham Ltd.	131,718	1,404,584
	Enghouse Systems Ltd.	257,030	5,565,732
	Evertz Technologies Ltd.	148,543	1,504,151
*	Kinaxis, Inc.	8,677	923,954
*	Lightspeed Commerce, Inc.	758,210	9,919,020
#	Quarterhill, Inc.	1,022,560	1,299,880
*	Sangoma Technologies Corp.	4,200	18,244
	Softchoice Corp.	18,332	236,499
	TECSYS, Inc.	7,863	221,271
	Vecima Networks, Inc.	6,059	88,025

TOTAL INFORMATION TECHNOLOGY			61,565,294

MATERIALS — (23.4%)
*	5N Plus, Inc.	557,150	1,890,016
	Acadian Timber Corp.	66,067	839,365
#	AirBoss of America Corp.	94,697	403,786
	Alamos Gold, Inc., Class A	1,466,350	21,569,446
#	Algoma Steel Group, Inc.	7,736	59,180
#	Altius Minerals Corp.	283,002	4,473,267
*	Americas Gold & Silver Corp.	86,596	22,016
	Amerigo Resources Ltd.	267,687	336,395
# *	Argonaut Gold, Inc.	1,641,719	500,870
*	Ascot Resources Ltd.	71,438	36,844

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	B2Gold Corp.	7,123,508	$18,128,248
*	Calibre Mining Corp.	302,879	426,823
*	Canfor Corp.	542,450	5,717,466
*	Canfor Pulp Products, Inc.	144,351	159,382
*	Capstone Copper Corp.	2,311,783	16,003,554
	Cascades, Inc.	786,990	5,282,234
	Centerra Gold, Inc.	1,293,885	7,876,191
*	China Gold International Resources Corp. Ltd.	1,024,276	5,862,997
	Dundee Precious Metals, Inc.	1,095,246	8,290,025
*	Eldorado Gold Corp.	1,151,462	16,414,381
	Endeavour Mining PLC	261,586	5,466,770
# *	Endeavour Silver Corp.	698,719	1,837,482
# *	Equinox Gold Corp.	1,616,510	8,746,339
# *	ERO Copper Corp.	392,278	7,998,572
#	First Majestic Silver Corp.	1,602,991	10,690,866
# *	First Mining Gold Corp.	749,400	87,098
	Foraco International SA	355,941	760,154
*	Fortuna Silver Mines, Inc.	1,665,436	7,561,087
*	Freegold Ventures Ltd.	9,000	2,778
# *	Galiano Gold, Inc.	696,057	1,122,469
*	GoGold Resources, Inc.	180,275	180,714
* ††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,940,266	16,335,671
# *	i-80 Gold Corp.	9,900	11,682
*	IAMGOLD Corp.	2,990,873	10,628,905
# *	Imperial Metals Corp.	381,250	733,892
# *	Interfor Corp.	371,586	4,715,510
*	K92 Mining, Inc.	468,449	2,490,863
*	Karora Resources, Inc.	553,631	2,155,568
#	Labrador Iron Ore Royalty Corp.	334,669	7,310,135
# *	Largo, Inc.	70,585	112,812
# *	Lucara Diamond Corp.	1,635,773	433,703
	Lundin Gold, Inc.	423,894	5,761,128
# *	MAG Silver Corp.	162,326	1,993,363
*	Major Drilling Group International, Inc.	616,318	4,279,955
*	Mandalay Resources Corp.	464	768
	Methanex Corp.	351,518	16,835,919
	Neo Performance Materials, Inc.	58,355	242,042
*	New Gold, Inc.	3,347,181	5,786,722
# *	Northern Dynasty Minerals Ltd.	76,877	23,175
	OceanaGold Corp.	4,394,012	9,511,608
* ††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd.	827,104	3,233,636
	Osisko Gold Royalties Ltd.	933,483	14,349,761
*	Osisko Mining, Inc.	1,231,447	2,719,354
	Sandstorm Gold Ltd.	558,184	3,047,916
*	Seabridge Gold, Inc.	248,260	3,721,976
# *	SilverCrest Metals, Inc.	481,626	3,936,273
	SSR Mining, Inc.	1,213,366	6,504,353
#	Stelco Holdings, Inc.	248,137	7,193,657
	Stella-Jones, Inc.	340,688	19,793,140
# *	Taseko Mines Ltd.	1,642,585	4,056,797
*	Torex Gold Resources, Inc.	499,465	7,038,551
	Transcontinental, Inc., Class A	469,041	4,654,124
* ††	Trevali Mining Corp.	255,929	0
	Triple Flag Precious Metals Corp.	72,116	1,161,960
*	Victoria Gold Corp.	43,601	218,852
*	Wallbridge Mining Co. Ltd.	350,615	26,742
*	Wesdome Gold Mines Ltd.	884,595	6,618,479

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
*	Western Copper & Gold Corp.	27,900	$41,547
	Western Forest Products, Inc.	2,252,790	883,672
#	Winpak Ltd.	177,825	5,537,615

TOTAL MATERIALS			342,848,641

REAL ESTATE — (3.1%)
	Altus Group Ltd.	236,293	8,671,429
	Bridgemarq Real Estate Services	53,069	530,054
#	Colliers International Group, Inc.	90,962	9,465,931
	DREAM Unlimited Corp., Class A	224,598	2,936,668
	Information Services Corp.	34,805	670,236
	Mainstreet Equity Corp.	31,349	3,873,508
	Melcor Developments Ltd.	55,340	455,857
	Morguard Corp.	25,020	2,011,378
*	Real Matters, Inc.	51,714	193,085
	StorageVault Canada, Inc.	518,395	1,781,141
	Tricon Residential, Inc.	1,251,117	14,020,282

TOTAL REAL ESTATE			44,609,569

UTILITIES — (7.1%)
#	Algonquin Power & Utilities Corp.	3,337,023	20,388,703
*	Altius Renewable Royalties Corp.	4,704	31,710
	Atco Ltd., Class I	427,741	11,673,431
#	Boralex, Inc., Class A	518,790	10,412,354
#	Brookfield Infrastructure Corp.,Class A	142,631	4,345,889
#	Capital Power Corp.	702,946	18,346,602
	Innergex Renewable Energy, Inc.	785,863	4,583,939
*	Maxim Power Corp.	61,434	189,659
	Northland Power, Inc.	940,772	14,357,767
	Polaris Renewable Energy, Inc.	145,083	1,219,344
	Superior Plus Corp.	1,141,158	7,733,995
	TransAlta Corp.	8,389	55,703
	TransAlta Corp.	1,643,807	10,901,796

TOTAL UTILITIES			104,240,892

TOTAL COMMON STOCKS Cost ($1,123,481,772)			1,342,366,592

			Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@ §	The DFA Short Term Investment Fund	10,700,552	123,783,985

TOTAL INVESTMENTS — (100.0%) (Cost $1,247,265,944)			$1,466,150,577

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$12,287,258	—	—	$12,287,258
Consumer Discretionary	54,878,404	—	—	54,878,404
Consumer Staples	62,085,135	—	—	62,085,135
Energy	329,490,687	—	—	329,490,687
Financials	97,221,918	$101,304	—	97,323,222
Health Care	33,098,452	12,996	—	33,111,448
Industrials	199,926,042	—	—	199,926,042
Information Technology	61,565,294	—	—	61,565,294
Materials	342,848,641	—	—	342,848,641
Real Estate	44,609,569	—	—	44,609,569
Utilities	104,240,892	—	—	104,240,892
Securities Lending Collateral	—	123,783,985	—	123,783,985

Total Investments in Securities	$1,342,252,292	$123,898,285	—	$1,466,150,577

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.5%)
	Ambev SA, ADR	1,682,326	$3,902,996
	Atacadao SA	618,046	1,329,502
	B3 SA - Brasil Bolsa Balcao	2,053,771	4,267,648
	Banco Bradesco SA	642,776	1,530,006
	Banco BTG Pactual SA	490,039	3,152,044
	Banco do Brasil SA	762,700	4,027,507
	Banco Santander Brasil SA	145,083	807,476
	BB Seguridade Participacoes SA	353,143	2,189,886
*	BRF SA	427,700	1,390,359
	Caixa Seguridade Participacoes SA	285,695	861,608
	CCR SA	816,987	1,939,962
	Centrais Eletricas Brasileiras SA	457,277	3,334,073
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	153,200	2,384,475
	Cia Energetica de Minas Gerais	280,581	618,158
#	Cia Siderurgica Nacional SA, Sponsored ADR	290,091	780,345
	Cia Siderurgica Nacional SA	749,100	2,008,141
	Companhia Paranaense de Energia	334,435	528,130
#	Companhia Paranaense de Energia, Sponsored ADR	17,400	122,496
*	Companhia Paranaense de Energia, ADR	4,349	27,399
	Cosan SA	994,086	2,775,921
	CPFL Energia SA	123,300	757,476
*	Embraer SA, Sponsored ADR	92,800	2,371,040
	Energisa SA	337,721	2,933,254
*	Eneva SA	794,721	1,894,744
	Engie Brasil Energia SA	160,176	1,261,641
	Equatorial Energia SA	733,833	4,323,066
	Gerdau SA, Sponsored ADR	1,084,865	3,775,330
* Ω	Hapvida Participacoes e Investimentos SA	5,206,909	3,700,169
	Hypera SA	259,661	1,476,176
	Itau Unibanco Holding SA	161,903	851,826
	JBS SA	706,932	3,191,173
	Klabin SA	1,217,614	5,402,655
	Localiza Rent a Car SA	350,167	3,306,376
	Lojas Renner SA	96,967	286,273
	Natura & Co. Holding SA	942,411	3,010,938
	Neoenergia SA	172,642	637,691
#	Petroleo Brasileiro SA, Sponsored ADR	728,195	11,922,364
	Petroleo Brasileiro SA	2,733,556	23,299,925
	Porto Seguro SA	177,474	1,023,980
	PRIO SA	478,538	4,423,569
	Raia Drogasil SA	685,564	3,377,254
Ω	Rede D’Or Sao Luiz SA	224,105	1,122,122
	Rumo SA	407,506	1,582,121
	Sendas Distribuidora SA	119,522	301,993
	Suzano SA	540,219	6,081,963
	Telefonica Brasil SA	205,562	1,874,072
	TIM SA	688,639	2,335,426
	TOTVS SA	323,491	1,715,700
	Ultrapar Participacoes SA	756,653	3,766,799
	Vale SA, Sponsored ADR	485,147	5,904,233
	Vale SA	1,665,412	20,298,867
	Vibra Energia SA	930,087	4,202,103
	WEG SA	735,311	5,600,576

TOTAL BRAZIL			175,991,027

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHILE — (0.4%)
	Banco de Chile, ADR	126,043	$2,783,036
	Banco de Credito e Inversiones SA	57,235	1,669,327
	Banco Santander Chile, ADR	77,553	1,394,403
	Banco Santander Chile	814,687	36,914
	Cencosud SA	1,542,394	2,642,979
	Cencosud Shopping SA	386,028	598,312
	Cia Cervecerias Unidas SA	40,329	247,422
#	Cia Cervecerias Unidas SA, Sponsored ADR	7,841	94,876
	Cia Sud Americana de Vapores SA	15,964,457	1,245,495
	Colbun SA	3,476,724	446,482
	Embotelladora Andina SA, ADR, Class B	5,680	95,140
	Empresas CMPC SA	1,266,769	2,501,739
	Empresas Copec SA	235,801	1,682,696
	Enel Americas SA	6,119,171	573,642
	Enel Chile SA	19,740,466	1,172,029
*	Falabella SA	545,778	1,461,017
	Plaza SA	248,425	361,233
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	76,079	3,476,050

TOTAL CHILE			22,482,792

CHINA — (23.6%)
*	360 Security Technology, Inc., Class A	266,700	312,045
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	110,763	254,424
	Accelink Technologies Co. Ltd., Class A	45,400	232,740
	ADAMA Ltd., Class A	40,900	35,530
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	65,210
	AECC Aero-Engine Control Co. Ltd., Class A	83,957	226,194
	AECC Aviation Power Co. Ltd., Class A	79,700	388,411
	Agricultural Bank of China Ltd., Class H	14,534,000	6,480,869
	Aier Eye Hospital Group Co. Ltd., Class A	369,505	656,254
# *	Air China Ltd., Class H	1,182,000	592,604
	Aisino Corp., Class A	172,700	201,896
	Alibaba Group Holding Ltd., Sponsored ADR	526,727	39,425,516
	Alibaba Group Holding Ltd	3,987,600	37,336,141
# *	Alibaba Health Information Technology Ltd.	3,802,000	1,419,206
	Aluminum Corp. of China Ltd., Class H	6,868,000	4,554,948
	Amlogic Shanghai Co. Ltd., Class A	18,181	144,541
	An Hui Wenergy Co. Ltd., Class A	78,718	90,401
	Angel Yeast Co. Ltd., Class A	74,500	305,869
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	167,857
	Anhui Conch Cement Co. Ltd., Class H	1,090,000	2,528,869
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	437,849
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	101,500	218,446
	Anhui Kouzi Distillery Co. Ltd., Class A	68,600	394,452
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	371,553
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	223,765
	Anjoy Foods Group Co. Ltd., Class A	16,400	208,242
	Anker Innovations Technology Co. Ltd., Class A	18,600	220,965
	ANTA Sports Products Ltd.	667,400	7,555,630
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	94,374	231,219
	Asymchem Laboratories Tianjin Co. Ltd., Class A	25,670	292,071
	Autobio Diagnostics Co. Ltd., Class A	28,600	224,577
	Avary Holding Shenzhen Co. Ltd., Class A	181,876	603,345
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	134,214
	Avicopter PLC, Class A	37,004	212,395
*	Baidu, Inc., Sponsored ADR	2,292	236,993
*	Baidu, Inc., Class A	1,754,700	22,733,155
	Bank of Beijing Co. Ltd., Class A	697,408	536,847
	Bank of Changsha Co. Ltd., Class A	401,784	452,031

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Chengdu Co. Ltd., Class A	371,850	$758,607
	Bank of China Ltd., Class H	43,912,181	19,694,176
	Bank of Communications Co. Ltd., Class H	5,614,515	4,042,780
	Bank of Guiyang Co. Ltd., Class A	426,923	332,062
	Bank of Hangzhou Co. Ltd., Class A	242,404	431,589
	Bank of Jiangsu Co. Ltd., Class A	977,270	1,089,451
	Bank of Nanjing Co. Ltd., Class A	454,780	584,961
	Bank of Ningbo Co. Ltd., Class A	275,742	870,634
	Bank of Shanghai Co. Ltd., Class A	458,383	461,799
	Bank of Suzhou Co. Ltd., Class A	415,260	432,353
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	786,228
	Baowu Magnesium Technology Co. Ltd., Class A	60,200	152,986
*	BeiGene Ltd.	202,000	2,396,243
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	327,276
*	Beijing Compass Technology Development Co. Ltd., Class A	20,100	130,401
	Beijing Dabeinong Technology Group Co. Ltd., Class A	306,761	198,210
	Beijing Easpring Material Technology Co. Ltd., Class A	49,500	301,420
	Beijing Enlight Media Co. Ltd., Class A	153,706	198,086
	Beijing Kingsoft Office Software, Inc., Class A	7,538	319,274
	Beijing New Building Materials PLC, Class A	141,103	637,180
	Beijing Originwater Technology Co. Ltd., Class A	370,349	249,899
	Beijing Roborock Technology Co. Ltd., Class A	458	26,758
*	Beijing Shiji Information Technology Co. Ltd., Class A	103,028	101,725
*	Beijing Shougang Co. Ltd., Class A	441,600	194,050
*	Beijing Sinnet Technology Co. Ltd., Class A	131,788	169,478
	Beijing Tiantan Biological Products Corp. Ltd., Class A	58,116	230,133
	Beijing Tongrentang Co. Ltd., Class A	68,700	400,617
	Beijing Ultrapower Software Co. Ltd., Class A	42,100	55,910
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,180	311,708
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	252,184
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,462,600	1,025,133
	Bethel Automotive Safety Systems Co. Ltd., Class A	29,600	234,465
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	139,229
	BGI Genomics Co. Ltd., Class A	34,100	193,355
	Biem.L.Fdlkk Garment Co. Ltd., Class A	28,900	118,850
	Bloomage Biotechnology Corp. Ltd., Class A	25,994	220,096
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	125,462
	Bluestar Adisseo Co., Class A	64,100	88,206
Ω	BOC Aviation Ltd.	4,700	37,383
	BOC International China Co. Ltd., Class A	204,400	288,855
	BOE Technology Group Co. Ltd., Class A	1,604,500	963,069
	Bosideng International Holdings Ltd.	278,000	160,925
*	BTG Hotels Group Co. Ltd., Class A	92,300	194,874
	BYD Co. Ltd., Class H	533,886	14,635,186
	BYD Electronic International Co. Ltd.	994,000	3,348,572
	By-health Co. Ltd., Class A	124,793	272,200
	Caitong Securities Co. Ltd., Class A	306,090	322,771
	Canmax Technologies Co. Ltd., Class A	133,570	388,488
	CECEP Solar Energy Co. Ltd., Class A	327,700	233,072
	CECEP Wind-Power Corp., Class A	909,060	393,580
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,642,674
	Changchun High & New Technology Industry Group, Inc., Class A	34,400	534,795
	Changjiang Securities Co. Ltd., Class A	401,270	313,270
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	204,055
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	286,014
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	139,011
	Chengdu Xingrong Environment Co. Ltd., Class A	141,600	139,501
	Chengxin Lithium Group Co. Ltd., Class A	93,529	231,133
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	97,300	238,711

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	$205,744
	China Baoan Group Co. Ltd., Class A	218,734	316,781
	China Cinda Asset Management Co. Ltd., Class H	1,133,000	102,102
	China CITIC Bank Corp. Ltd., Class H	8,177,928	4,784,360
	China Coal Energy Co. Ltd., Class H	3,325,777	3,350,183
	China Construction Bank Corp., Class H	53,612,590	34,686,846
	China CSSC Holdings Ltd., Class A	82,717	415,616
# *	China Eastern Airlines Corp. Ltd., Class H	1,332,000	343,808
	China Energy Engineering Corp. Ltd., Class A	2,502,824	758,894
#	China Everbright Bank Co. Ltd., Class H	3,595,000	1,089,126
*	China Film Co. Ltd., Class A	54,000	88,476
	China Galaxy Securities Co. Ltd., Class H	3,972,500	2,151,771
	China Gas Holdings Ltd.	922,200	863,484
	China Great Wall Securities Co. Ltd., Class A	196,900	207,581
	China Greatwall Technology Group Co. Ltd., Class A	182,800	245,129
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	147,172
#	China Hongqiao Group Ltd.	2,952,000	4,073,403
Ω	China International Capital Corp. Ltd., Class H	1,420,000	1,712,302
	China International Marine Containers Group Co. Ltd., Class H	327,230	276,810
	China Jushi Co. Ltd., Class A	453,898	746,053
	China Life Insurance Co. Ltd., Class H	3,121,000	4,110,115
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	983,548
	China Meheco Co. Ltd., Class A	121,131	185,511
	China Mengniu Dairy Co. Ltd.	4,159,000	8,615,269
	China Merchants Bank Co. Ltd., Class H	2,884,554	12,492,590
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	934,518
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	93,100	142,256
	China Merchants Port Holdings Co. Ltd.	385,950	509,691
Ω	China Merchants Securities Co. Ltd., Class H	442,660	367,923
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	304,773	355,058
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,763,035
	China National Accord Medicines Corp. Ltd., Class A	44,000	213,079
	China National Building Material Co. Ltd., Class H	818,000	316,515
	China National Chemical Engineering Co. Ltd., Class A	411,600	390,853
	China National Medicines Corp. Ltd., Class A	48,400	231,930
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,304,676
	China National Software & Service Co. Ltd., Class A	15,200	63,268
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	354,769
	China Oilfield Services Ltd., Class H	2,922,000	3,124,511
	China Overseas Land & Investment Ltd.	3,164,000	5,818,193
	China Pacific Insurance Group Co. Ltd., Class H	2,695,800	5,906,704
	China Petroleum & Chemical Corp., Class H	17,202,800	10,268,379
	China Railway Group Ltd., Class H	3,976,000	1,961,992
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	178,930
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,639,000	635,204
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	71,029
	China Resources Beer Holdings Co. Ltd.	1,401,611	6,388,628
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	140,417
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	299,724
	China Resources Gas Group Ltd.	1,720,600	5,407,797
	China Resources Land Ltd.	3,576,166	12,859,304
	China Resources Microelectronics Ltd., Class A	52,048	261,331
Ω	China Resources Mixc Lifestyle Services Ltd.	612,000	2,154,094
	China Resources Power Holdings Co. Ltd.	1,598,517	3,975,280
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	44,358	367,051
	China Science Publishing & Media Ltd., Class A	20,500	65,844
	China Shenhua Energy Co. Ltd., Class H	2,474,000	10,268,257
	China South Publishing & Media Group Co. Ltd., Class A	141,000	235,189

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China Southern Airlines Co. Ltd., Class H	2,400,000	$867,775
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	166,300	112,684
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,297,101
	China State Construction International Holdings Ltd.	140,000	147,714
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	557,114
Ω	China Tower Corp. Ltd., Class H	70,956,000	8,306,062
*	China TransInfo Technology Co. Ltd., Class A	20,800	28,037
	China Tungsten & Hightech Materials Co. Ltd., Class A	68,800	101,977
#	China Vanke Co. Ltd., Class H	2,321,920	1,361,774
	China World Trade Center Co. Ltd., Class A	34,000	109,119
	China Yangtze Power Co. Ltd., Class A	748,847	2,664,239
	China Zhenhua Group Science & Technology Co. Ltd., Class A	42,000	269,977
	China Zheshang Bank Co. Ltd., Class H	2,109,499	608,299
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	92,100	186,215
	Chongqing Brewery Co. Ltd., Class A	17,300	167,649
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	600,518
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	31,900	62,467
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,127,438
	Chongqing Zhifei Biological Products Co. Ltd., Class A	119,870	578,936
	Chow Tai Seng Jewellery Co. Ltd., Class A	126,400	278,338
	CITIC Ltd.	4,739,000	4,484,999
	CITIC Securities Co. Ltd., Class H	1,347,300	2,145,056
	CMOC Group Ltd., Class H	2,772,966	2,601,622
	CNGR Advanced Material Co. Ltd., Class A	25,000	180,382
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	132,927
	CNOOC Energy Technology & Services Ltd., Class A	655,100	367,466
	COFCO Sugar Holding Co. Ltd., Class A	173,300	239,525
	Contemporary Amperex Technology Co. Ltd., Class A	189,836	5,309,451
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,976,000	2,317,380
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,706,299	6,089,166
	CRRC Corp. Ltd., Class H	2,592,000	1,430,765
Ω	CSC Financial Co. Ltd., Class H	646,500	493,364
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	30,720	145,324
	CSPC Pharmaceutical Group Ltd.	15,439,200	12,677,619
	CSSC Science & Technology Co. Ltd., Class A	96,100	210,625
	Daqin Railway Co. Ltd., Class A	664,060	634,303
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	87,312	261,898
	Datang International Power Generation Co. Ltd., Class H	950,000	186,961
	DBG Technology Co. Ltd., Class A	15,500	47,962
*	Deppon Logistics Co. Ltd., Class A	88,500	202,598
	DHC Software Co. Ltd., Class A	257,400	193,756
	Digital China Group Co. Ltd., Class A	55,900	235,939
	Do-Fluoride New Materials Co. Ltd., Class A	122,892	233,799
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	403,425
#	Dongfang Electric Corp. Ltd., Class H	305,200	414,015
	Dongxing Securities Co. Ltd., Class A	282,318	342,496
	East Money Information Co. Ltd., Class A	528,973	948,832
	Ecovacs Robotics Co. Ltd., Class A	37,500	255,646
	ENN Energy Holdings Ltd.	629,000	5,359,324
	ENN Natural Gas Co. Ltd., Class A	244,700	609,635
	Eoptolink Technology, Inc. Ltd., Class A	10,100	118,465
	Eve Energy Co. Ltd., Class A	70,305	358,548
# Ω	Everbright Securities Co. Ltd., Class H	412,600	289,323
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	261,501
*	FAW Jiefang Group Co. Ltd., Class A	165,700	205,142
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	80,600	195,103
	First Capital Securities Co. Ltd., Class A	320,000	252,788
#	Flat Glass Group Co. Ltd., Class H	476,000	1,146,576

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Focus Media Information Technology Co. Ltd., Class A	727,597	$651,259
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	186,467	1,007,044
	Fosun International Ltd.	856,222	505,163
	Founder Securities Co. Ltd., Class A	411,200	508,052
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	1,656,316
	Fujian Funeng Co. Ltd., Class A	255,070	350,825
	Fujian Sunner Development Co. Ltd., Class A	115,380	248,937
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	450,000	2,694,177
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	122,701
Ω	Ganfeng Lithium Group Co. Ltd., Class H	563,599	1,652,744
	Gansu Energy Chemical Co. Ltd., Class A	840,500	408,523
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,200	32,269
	GCL Energy Technology Co. Ltd., Class A	130,300	169,882
	GD Power Development Co. Ltd., Class A	524,300	370,497
	Geely Automobile Holdings Ltd.	8,094,000	9,741,602
	GEM Co. Ltd., Class A	275,176	263,770
	Gemdale Corp., Class A	289,000	158,144
	Geovis Technology Co. Ltd., Class A	2,925	21,726
	GF Securities Co. Ltd., Class H	1,027,600	1,023,738
	Giant Network Group Co. Ltd., Class A	145,500	235,198
	GigaDevice Semiconductor, Inc., Class A	22,974	247,810
	Ginlong Technologies Co. Ltd., Class A	48,225	355,076
	Glarun Technology Co. Ltd., Class A	69,600	137,100
	GoerTek, Inc., Class A	178,900	388,454
	Goneo Group Co. Ltd., Class A	17,216	283,534
	GoodWe Technologies Co. Ltd., Class A	10,840	138,617
*	Gotion High-tech Co. Ltd., Class A	83,100	214,488
	Great Wall Motor Co. Ltd., Class H	1,474,500	2,228,178
	Gree Electric Appliances, Inc. of Zhuhai, Class A	156,233	906,348
	GRG Banking Equipment Co. Ltd., Class A	142,000	232,696
	Guangdong Haid Group Co. Ltd., Class A	71,300	490,583
*	Guangdong HEC Technology Holding Co. Ltd., Class A	235,900	288,176
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,500	22,004
	Guangdong Investment Ltd.	1,250,000	652,956
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	218,527
	Guanghui Energy Co. Ltd., Class A	771,700	784,458
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,201,846
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	184,660
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	611,820
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	333,223
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	38,701	204,464
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	45,000	207,192
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	120,040	346,749
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	208,204
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	110,382
	Guosen Securities Co. Ltd., Class A	186,700	230,833
*	Guosheng Financial Holding, Inc., Class A	141,700	231,968
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	393,116
	Guoyuan Securities Co. Ltd., Class A	308,740	289,686
	H World Group Ltd., ADR	86,463	3,174,057
	H World Group Ltd.	750,000	2,790,503
Ω	Haidilao International Holding Ltd.	1,717,000	3,873,908
	Haier Smart Home Co. Ltd., Class A	258,200	1,074,135
	Haier Smart Home Co. Ltd., Class H	1,845,200	6,834,663
*	Hainan Airlines Holding Co. Ltd., Class A	1,030,100	194,311
*	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	109,839
	Haitong Securities Co. Ltd., Class H	2,468,400	1,178,961
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	359,979
	Hangcha Group Co. Ltd., Class A	73,700	304,304

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangjin Technology Co. Ltd., Class A	38,100	$146,208
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	218,150
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	26,794	107,575
	Hangzhou First Applied Material Co. Ltd., Class A	63,435	237,185
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	306,576
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	260,990
	Hangzhou Silan Microelectronics Co. Ltd., Class A	62,422	164,460
	Han’s Laser Technology Industry Group Co. Ltd., Class A	126,117	366,343
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	2,037,337
	Haohua Chemical Science & Technology Co. Ltd., Class A	20,600	88,188
	Harbin Boshi Automation Co. Ltd., Class A	57,200	120,900
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	211,714
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	7,700	68,157
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	207,731
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	315,400
	Henan Pinggao Electric Co. Ltd., Class A	31,900	65,281
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	725,190
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	630,724
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	141,921	281,357
*	Hengli Petrochemical Co. Ltd., Class A	262,200	559,785
	Hengtong Optic-electric Co. Ltd., Class A	143,100	278,573
*	Hengyi Petrochemical Co. Ltd., Class A	294,988	304,647
	Hesteel Co. Ltd., Class A	1,383,853	417,521
	Hexing Electrical Co. Ltd., Class A	18,500	116,513
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	427,562
	HLA Group Corp. Ltd., Class A	370,900	465,768
	Hongfa Technology Co. Ltd., Class A	6,000	23,595
	Hongta Securities Co. Ltd., Class A	97,320	96,754
	Hoyuan Green Energy Co. Ltd., Class A	67,600	204,783
# * Ω	Hua Hong Semiconductor Ltd.	470,000	926,230
	Huaan Securities Co. Ltd., Class A	345,700	230,145
#	Huadian Power International Corp. Ltd., Class H	1,134,000	619,209
	Huadong Medicine Co. Ltd., Class A	87,800	398,819
	Huafon Chemical Co. Ltd., Class A	349,483	391,870
	Huagong Tech Co. Ltd., Class A	30,400	139,097
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	712,636
	Hualan Biological Engineering, Inc., Class A	78,500	210,730
*	Huaneng Power International, Inc., Class H	2,394,000	1,523,783
Ω	Huatai Securities Co. Ltd., Class H	1,164,400	1,377,042
	Huaxi Securities Co. Ltd., Class A	251,400	256,056
	Huaxia Bank Co. Ltd., Class A	644,456	596,433
	Huayu Automotive Systems Co. Ltd., Class A	236,300	536,503
	Hubei Dinglong Co. Ltd., Class A	44,900	146,423
	Hubei Energy Group Co. Ltd., Class A	227,983	181,195
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,400	16,307
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	577,599
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	117,900	349,106
	Huizhou Desay Sv Automotive Co. Ltd., Class A	19,300	333,321
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	393,706
	Hunan Gold Corp. Ltd., Class A	47,600	101,741
	Hunan Valin Steel Co. Ltd., Class A	694,400	499,624
	Hundsun Technologies, Inc., Class A	64,829	183,145
	IEIT Systems Co. Ltd., Class A	59,084	329,476
	Iflytek Co. Ltd., Class A	66,700	412,323
	IKD Co. Ltd., Class A	105,900	281,050
	Imeik Technology Development Co. Ltd., Class A	7,560	223,619
	Industrial & Commercial Bank of China Ltd., Class H	29,524,185	15,831,696
	Industrial Bank Co. Ltd., Class A	643,039	1,493,557
	Industrial Securities Co. Ltd., Class A	592,648	455,312

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Infore Environment Technology Group Co. Ltd., Class A	233,424	$164,949
	Ingenic Semiconductor Co. Ltd., Class A	18,000	156,782
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	305,174
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	870,382
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	203,056	345,225
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	761,503	441,914
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	203,800
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	287,000	1,130,974
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	388,349
* Ω	Innovent Biologics, Inc.	578,500	2,800,498
	JA Solar Technology Co. Ltd., Class A	399,604	783,633
	Jason Furniture Hangzhou Co. Ltd., Class A	84,880	390,713
	JCET Group Co. Ltd., Class A	171,200	603,545
* Ω	JD Health International, Inc.	974,900	3,325,212
* Ω	JD Logistics, Inc.	2,169,000	2,347,561
	JD.com, Inc., ADR	124,763	3,604,403
	JD.com, Inc., Class A	1,229,171	17,710,351
	Jiangling Motors Corp. Ltd., Class A	25,000	89,836
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	340,718
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	253,274
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,000,330
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	100,884
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	409,604
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,015,705
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	100,982
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,412	446,095
	Jiangsu Linyang Energy Co. Ltd., Class A	56,467	51,447
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	94,726
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	247,149
	Jiangsu Pacific Quartz Co. Ltd., Class A	20,368	219,828
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	44,800	63,364
	Jiangsu Yanghe Distillery Co. Ltd., Class A	73,790	965,894
	Jiangsu Yangnong Chemical Co. Ltd., Class A	44,856	398,128
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	162,402
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	450,054
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	428,935
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,690,389
	Jiayou International Logistics Co. Ltd., Class A	55,100	193,505
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	98,400	201,927
	Jinduicheng Molybdenum Co. Ltd., Class A	146,000	228,398
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	202,400	443,409
	JiuGui Liquor Co. Ltd., Class A	17,300	121,605
	Jizhong Energy Resources Co. Ltd., Class A	535,300	553,576
	JL Mag Rare-Earth Co. Ltd., Class A	63,460	130,080
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	325,766
	Jointown Pharmaceutical Group Co. Ltd., Class A	376,299	425,760
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	57,300	232,998
*	Juneyao Airlines Co. Ltd., Class A	302,740	513,251
	Keboda Technology Co. Ltd., Class A	6,200	61,775
	Kingfa Sci & Tech Co. Ltd., Class A	75,800	77,887
	Kingsoft Corp. Ltd.	90,400	293,708
* Ω	Kuaishou Technology	564,000	3,954,037
*	Kuang-Chi Technologies Co. Ltd., Class A	61,500	165,691
	Kunlun Energy Co. Ltd.	7,294,000	7,070,648
*	Kunlun Tech Co. Ltd., Class A	28,500	155,558
	Kweichow Moutai Co. Ltd., Class A	54,793	12,846,395
	Lao Feng Xiang Co. Ltd., Class A	41,600	442,621
	Laobaixing Pharmacy Chain JSC, Class A	76,000	350,610

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	LB Group Co. Ltd., Class A	164,500	$475,562
	Lenovo Group Ltd.	10,327,278	11,615,705
	Lens Technology Co. Ltd., Class A	200,200	393,518
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	246,196
	Levima Advanced Materials Corp., Class A	33,700	79,345
# *	Li Auto, Inc., ADR	112,566	2,958,234
*	Li Auto, Inc., Class A	135,900	1,780,548
	Li Ning Co. Ltd.	4,167,500	10,909,960
	Liaoning Cheng Da Co. Ltd., Class A	14,400	20,551
	Lingyi iTech Guangdong Co., Class A	512,118	366,214
Ω	Longfor Group Holdings Ltd.	3,699,000	5,478,753
	LONGi Green Energy Technology Co. Ltd., Class A	368,488	922,673
	Luxi Chemical Group Co. Ltd., Class A	220,500	351,921
	Luxshare Precision Industry Co. Ltd., Class A	294,224	1,179,333
	Luzhou Laojiao Co. Ltd., Class A	66,129	1,692,610
	Mango Excellent Media Co. Ltd., Class A	151,692	488,378
	Maxscend Microelectronics Co. Ltd., Class A	12,100	150,757
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	325,557	198,558
* Ω	Meituan, Class B	1,455,540	19,874,712
	Metallurgical Corp. of China Ltd., Class H	5,036,000	980,320
	Midea Group Co. Ltd., Class A	288,701	2,776,504
	Ming Yang Smart Energy Group Ltd., Class A	169,704	228,551
	MINISO Group Holding Ltd.	372,400	2,100,725
	Montage Technology Co. Ltd., Class A	27,314	189,691
	Muyuan Foods Co. Ltd., Class A	287,257	1,727,233
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	503,476
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	129,146	243,710
	Nanjing Securities Co. Ltd., Class A	124,700	140,803
	NARI Technology Co. Ltd., Class A	299,642	969,103
*	National Silicon Industry Group Co. Ltd., Class A	100,256	182,958
	NAURA Technology Group Co. Ltd., Class A	15,000	656,811
*	NavInfo Co. Ltd., Class A	134,350	137,771
	NetEase, Inc., ADR	176,951	16,539,610
	NetEase, Inc.	159,100	2,982,270
	New China Life Insurance Co. Ltd., Class H	1,023,200	1,962,250
*	New Hope Liuhe Co. Ltd., Class A	215,266	264,648
	Newland Digital Technology Co. Ltd., Class A	58,300	136,234
	Ninestar Corp., Class A	67,351	234,314
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	3,600	13,914
	Ningbo Joyson Electronic Corp., Class A	154,700	373,894
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	189,314
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	502,198
	Ningbo Shanshan Co. Ltd., Class A	149,700	244,048
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	375,574
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	111,929
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	732,139
# *	NIO, Inc., ADR	189,636	895,082
*	NIO, Inc., Class A	739,040	3,491,618
Ω	Nongfu Spring Co. Ltd., Class H	782,000	4,594,186
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	160,911
	Northeast Securities Co. Ltd., Class A	120,200	113,956
*	Offcn Education Technology Co. Ltd., Class A	280,212	102,297
	Offshore Oil Engineering Co. Ltd., Class A	334,000	292,685
*	OFILM Group Co. Ltd., Class A	114,200	138,754
	Oppein Home Group, Inc., Class A	44,095	378,629
	Orient Overseas International Ltd	287,000	4,185,902
Ω	Orient Securities Co. Ltd., Class H	898,800	372,056
	Oriental Pearl Group Co. Ltd., Class A	141,200	134,195
	Ovctek China, Inc., Class A	43,852	113,658

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Pacific Securities Co. Ltd., Class A	266,700	$128,584
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	22,800	92,213
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	201,087
*	PDD Holdings, Inc., ADR	305,910	38,293,814
	People.cn Co. Ltd., Class A	36,600	124,721
	People’s Insurance Co. Group of China Ltd. , Class H	7,081,000	2,324,161
	Perfect World Co. Ltd., Class A	158,585	218,334
	PetroChina Co. Ltd., Class H	17,336,000	16,152,663
Ω	Pharmaron Beijing Co. Ltd., Class H	37,625	46,121
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,946,642
	Ping An Bank Co. Ltd., Class A	722,500	1,073,820
	Ping An Insurance Group Co. of China Ltd., Class H	4,750,000	21,527,378
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	322,900	588,245
*	Polaris Bay Group Co. Ltd., Class A	37,600	38,659
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	550,493
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,551,000	2,358,113
	Power Construction Corp. of China Ltd., Class A	648,811	453,962
	Qianhe Condiment & Food Co. Ltd., Class A	51,600	109,908
Ω	Qingdao Port International Co. Ltd., Class H	69,000	45,174
*	Qingdao Rural Commercial Bank Corp., Class A	691,706	270,724
	Qingdao Sentury Tire Co. Ltd., Class A	81,600	294,984
	Qingdao TGOOD Electric Co. Ltd., Class A	70,300	187,460
*	Qinghai Salt Lake Industry Co. Ltd., Class A	220,900	504,606
	Raytron Technology Co. Ltd., Class A	8,799	40,056
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	94,036
	Risen Energy Co. Ltd., Class A	84,004	150,051
	Rockchip Electronics Co. Ltd., Class A	13,900	109,934
	Rongsheng Petrochemical Co. Ltd., Class A	430,194	664,429
	SAIC Motor Corp. Ltd., Class A	236,045	483,307
	Sailun Group Co. Ltd., Class A	260,200	594,663
	Sanan Optoelectronics Co. Ltd., Class A	297,300	512,275
*	Sangfor Technologies, Inc., Class A	24,600	185,307
	Sany Heavy Industry Co. Ltd., Class A	286,434	643,605
*	Satellite Chemical Co. Ltd., Class A	345,661	918,038
	SDIC Capital Co. Ltd., Class A	218,504	192,529
	SDIC Power Holdings Co. Ltd., Class A	251,000	555,403
	Sealand Securities Co. Ltd., Class A	469,890	217,387
*	Seazen Holdings Co. Ltd., Class A	173,200	234,613
*	Seres Group Co. Ltd., Class A	57,600	717,901
	SF Holding Co. Ltd., Class A	232,461	1,159,501
	SG Micro Corp., Class A	10,615	112,108
	Shaanxi Coal Industry Co. Ltd., Class A	487,800	1,651,988
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	546,450	712,188
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	206,550
Ω	Shandong Gold Mining Co. Ltd., Class H	562,000	1,214,372
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	485,039
	Shandong Hi-speed Co. Ltd., Class A	59,700	72,045
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	573,190
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	401,172
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	448,389
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	208,863
	Shandong Publishing & Media Co. Ltd., Class A	123,900	174,510
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	569,886
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	18,500	147,763
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,000	12,207
	Shanghai Aiko Solar Energy Co. Ltd., Class A	250,400	412,714
	Shanghai Bailian Group Co. Ltd., Class A	16,300	19,901
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	72,236	202,799
	Shanghai Baosight Software Co. Ltd., Class A	74,599	421,429

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	770,676	$254,709
*	Shanghai Electric Group Co. Ltd., Class H	2,750,000	559,391
	Shanghai Electric Power Co. Ltd., Class A	140,500	177,845
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	440,000	690,739
*	Shanghai International Airport Co. Ltd., Class A	31,700	164,427
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	52,200	207,636
	Shanghai Lingang Holdings Corp. Ltd., Class A	164,560	239,625
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	128,989
	Shanghai M&G Stationery, Inc., Class A	45,969	223,916
	Shanghai Moons’ Electric Co. Ltd., Class A	16,000	123,342
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	910,500	1,293,875
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	935,473
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	185,656	472,222
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	396,163
	Shanghai Rural Commercial Bank Co. Ltd., Class A	294,300	274,504
	Shanghai Stonehill Technology Co. Ltd., Class A	405,200	165,666
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	328,302
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	307,459	251,256
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	283,414
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	631,030	913,036
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	117,800	146,755
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	332,530	969,547
*	Shanxi Meijin Energy Co. Ltd., Class A	464,717	388,494
	Shanxi Securities Co. Ltd., Class A	263,080	190,260
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	286,630
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,999,078
	Shede Spirits Co. Ltd., Class A	32,000	320,942
	Shenghe Resources Holding Co. Ltd., Class A	162,900	220,233
	Shengyi Technology Co. Ltd., Class A	101,800	271,447
	Shennan Circuits Co. Ltd., Class A	28,682	367,881
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	264,863
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	161,466
	Shenzhen Energy Group Co. Ltd., Class A	235,019	234,335
	Shenzhen Envicool Technology Co. Ltd., Class A	17,500	80,191
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	119,200	194,218
	Shenzhen Gas Corp. Ltd., Class A	177,500	183,098
*	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	136,713
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	332,121
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	191,652
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,240	114,817
	Shenzhen Kedali Industry Co. Ltd., Class A	23,066	303,048
	Shenzhen Kinwong Electronic Co. Ltd., Class A	99,864	321,558
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,085,645
	Shenzhen MTC Co. Ltd., Class A	411,800	307,894
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	212,470
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	629,180	228,620
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	155,947
	Shenzhen SC New Energy Technology Corp., Class A	28,059	265,304
	Shenzhen SED Industry Co. Ltd., Class A	40,300	97,384
	Shenzhen Sunlord Electronics Co. Ltd., Class A	59,300	212,705
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	176,268
	Shenzhen Transsion Holdings Co. Ltd., Class A	26,512	525,039
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	102,671	378,431
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	234,736
	Shenzhou International Group Holdings Ltd.	498,700	4,901,825
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	165,656	429,804
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	97,196
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	345,768
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,055,600	305,600

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	$605,445
*	Sichuan New Energy Power Co. Ltd., Class A	85,800	137,071
	Sichuan Road & Bridge Group Co. Ltd., Class A	370,440	370,641
	Sichuan Swellfun Co. Ltd., Class A	36,200	224,471
	Sieyuan Electric Co. Ltd., Class A	49,100	440,542
	Sino Biopharmaceutical Ltd.	16,345,500	5,585,233
	Sinolink Securities Co. Ltd., Class A	150,200	180,805
	Sinoma International Engineering Co., Class A	254,900	445,822
	Sinoma Science & Technology Co. Ltd., Class A	163,994	350,723
	Sinomine Resource Group Co. Ltd., Class A	67,100	328,154
	Sinopharm Group Co. Ltd., Class H	2,499,600	6,312,393
	Sinosoft Co. Ltd., Class A	37,280	147,755
	Sinotruk Hong Kong Ltd.	534,500	1,330,215
	Sinotruk Jinan Truck Co. Ltd., Class A	93,200	209,571
*	Skshu Paint Co. Ltd., Class A	16,707	78,195
	Songcheng Performance Development Co. Ltd., Class A	85,200	127,445
	Sonoscape Medical Corp., Class A	15,300	87,128
	SooChow Securities Co. Ltd., Class A	334,850	315,274
	Southwest Securities Co. Ltd., Class A	607,436	331,786
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	91,154
*	Spring Airlines Co. Ltd., Class A	49,900	390,307
	StarPower Semiconductor Ltd., Class A	9,900	189,427
	State Grid Information & Communication Co. Ltd., Class A	75,800	178,609
*	STO Express Co. Ltd., Class A	94,000	118,506
	Sunflower Pharmaceutical Group Co. Ltd., Class A	38,800	142,051
	Sungrow Power Supply Co. Ltd., Class A	51,800	735,616
	Sunny Optical Technology Group Co. Ltd.	304,700	1,474,052
	Sunresin New Materials Co. Ltd., Class A	21,875	140,697
	Sunwoda Electronic Co. Ltd., Class A	143,400	300,205
	SUPCON Technology Co. Ltd., Class A	10,992	72,048
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	240,800	509,031
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	117,784
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	350,539
	Taiji Computer Corp. Ltd., Class A	11,100	35,862
*	Talkweb Information System Co. Ltd., Class A	11,500	22,133
	TangShan Port Group Co. Ltd., Class A	531,500	324,128
	Tasly Pharmaceutical Group Co. Ltd., Class A	125,900	268,290
	TBEA Co. Ltd., Class A	303,320	590,607
*	TCL Technology Group Corp., Class A	645,098	424,075
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	429,400	616,261
	Tencent Holdings Ltd.	3,804,300	166,944,791
*	Tencent Music Entertainment Group, ADR	349,405	4,385,033
	Thunder Software Technology Co. Ltd., Class A	22,600	151,440
	Tian Di Science & Technology Co. Ltd., Class A	466,820	477,276
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	171,636
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	46,100	222,480
*	Tianma Microelectronics Co. Ltd., Class A	161,455	180,314
#	Tianqi Lithium Corp., Class H	192,200	740,128
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	441,785
	Tianshan Material Co. Ltd., Class A	90,800	80,666
	Tianshui Huatian Technology Co. Ltd., Class A	299,300	336,771
	Tingyi Cayman Islands Holding Corp	2,366,000	2,611,347
*	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	203,298
*	Tongcheng Travel Holdings Ltd.	532,400	1,401,212
	TongFu Microelectronics Co. Ltd., Class A	167,000	475,588
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	160,700	223,167
*	Tongkun Group Co. Ltd., Class A	157,809	299,378
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	560,281
	Tongwei Co. Ltd., Class A	250,600	748,936

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Topchoice Medical Corp., Class A	26,500	$221,889
	Trina Solar Co. Ltd., Class A	231,428	677,181
*	Trip.com Group Ltd., ADR	308,669	14,896,366
*	Trip.com Group Ltd.	99,700	4,856,123
	Tsingtao Brewery Co. Ltd., Class H	680,000	4,900,353
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	42,699	342,036
*	Unisplendour Corp. Ltd., Class A	174,660	499,873
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	224,660
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	244,961
	Vipshop Holdings Ltd., ADR	614,248	9,238,290
	Walvax Biotechnology Co. Ltd., Class A	102,300	207,189
	Wangsu Science & Technology Co. Ltd., Class A	165,500	215,072
	Wanhua Chemical Group Co. Ltd., Class A	185,000	2,266,369
	Want Want China Holdings Ltd.	5,884,000	3,355,949
	Wanxiang Qianchao Co. Ltd., Class A	217,200	152,368
	Weichai Power Co. Ltd., Class H	2,380,800	4,864,837
	Weifu High-Technology Group Co. Ltd., Class A	38,800	99,223
	Weihai Guangwei Composites Co. Ltd., Class A	71,426	256,098
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	911,710
	Western Mining Co. Ltd., Class A	148,200	408,637
	Western Securities Co. Ltd., Class A	238,600	243,082
	Western Superconducting Technologies Co. Ltd., Class A	29,292	159,915
	Wharf Holdings Ltd.	1,058,000	3,403,963
	Will Semiconductor Co. Ltd. Shanghai, Class A	25,921	362,194
*	Wingtech Technology Co. Ltd., Class A	85,948	371,546
	Winner Medical Co. Ltd., Class A	52,697	227,501
	Wolong Electric Group Co. Ltd., Class A	143,200	273,720
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	400,085
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	134,064
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	83,945
	Wuliangye Yibin Co. Ltd., Class A	174,006	3,598,445
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	723,997
Ω	WuXi AppTec Co. Ltd., Class H	354,660	1,596,355
	Wuxi Autowell Technology Co. Ltd., Class A	14,529	180,451
* Ω	Wuxi Biologics Cayman, Inc.	4,347,500	7,531,329
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	251,600	771,241
	XCMG Construction Machinery Co. Ltd., Class A	472,203	456,963
	Xiamen C & D, Inc., Class A	197,100	270,184
	Xiamen Faratronic Co. Ltd., Class A	19,100	259,308
	Xiamen ITG Group Corp. Ltd., Class A	211,930	215,690
	Xiamen Tungsten Co. Ltd., Class A	157,480	415,242
	Xiamen Xiangyu Co. Ltd., Class A	166,300	155,044
	Xiangcai Co. Ltd., Class A	182,900	176,438
* Ω	Xiaomi Corp., Class B	7,785,800	16,972,469
*	Xinfengming Group Co. Ltd., Class A	153,500	302,340
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	143,800	74,672
	Xinyi Solar Holdings Ltd.	7,341,103	5,051,163
*	XPeng, Inc., Class A	941,900	3,818,612
	Xuji Electric Co. Ltd., Class A	90,600	330,356
Ω	Yadea Group Holdings Ltd.	738,000	1,419,669
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	272,701
#	Yankuang Energy Group Co. Ltd., Class H	1,821,000	3,950,425
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	97,155	426,126
	Yealink Network Technology Corp. Ltd., Class A	63,476	308,800
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	168,822
	Yifeng Pharmacy Chain Co. Ltd., Class A	59,067	357,267
	Yintai Gold Co. Ltd., Class A	195,817	496,743
	YongXing Special Materials Technology Co. Ltd., Class A	64,970	424,235
	Yonyou Network Technology Co. Ltd., Class A	97,300	155,658

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
CHINA — (Continued)
Youngor Fashion Co. Ltd., Class A	340,604	$367,063
YTO Express Group Co. Ltd., Class A	347,700	760,599
* Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	133,124
Yum China Holdings, Inc.	311,232	11,428,881
Yunda Holding Co. Ltd., Class A	358,790	387,618
Yunnan Aluminium Co. Ltd., Class A	373,200	736,398
Yunnan Baiyao Group Co. Ltd., Class A	54,740	431,878
Yunnan Copper Co. Ltd., Class A	308,200	594,200
Yunnan Energy New Material Co. Ltd., Class A	72,162	413,667
Yunnan Tin Co. Ltd., Class A	202,000	458,039
Zangge Mining Co. Ltd., Class A	103,900	411,704
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	24,350	797,056
Zhefu Holding Group Co. Ltd., Class A	522,023	240,303
* Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	295,411
Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	217,700
Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	392,496
Zhejiang Chint Electrics Co. Ltd., Class A	144,821	411,937
Zhejiang Crystal-Optech Co. Ltd., Class A	32,800	65,060
Zhejiang Dahua Technology Co. Ltd., Class A	129,613	320,022
Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	256,315
Zhejiang Hailiang Co. Ltd., Class A	143,800	182,976
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	200,640	463,745
Zhejiang Huayou Cobalt Co. Ltd., Class A	99,511	389,211
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	94,500	440,977
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	277,135
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	158,621
Zhejiang Juhua Co. Ltd., Class A	174,900	570,548
Zhejiang Longsheng Group Co. Ltd., Class A	102,400	129,129
Zhejiang NHU Co. Ltd., Class A	300,188	794,211
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	21,094	63,676
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	7,100	41,590
Zhejiang Semir Garment Co. Ltd., Class A	269,800	242,077
Zhejiang Supor Co. Ltd., Class A	38,403	311,555
Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	569,521
Zhejiang Weixing New Building Materials Co. Ltd., Class A	104,234	252,336
Zheshang Securities Co. Ltd., Class A	270,063	419,599
Zhongji Innolight Co. Ltd., Class A	20,527	517,397
Zhongjin Gold Corp. Ltd., Class A	428,700	771,762
Zhongsheng Group Holdings Ltd.	626,000	1,141,689
Zhongtai Securities Co. Ltd., Class A	207,400	190,159
Zhuhai Huafa Properties Co. Ltd., Class A	205,500	177,211
Zhuzhou CRRC Times Electric Co. Ltd., Class H	499,800	1,791,290
Zhuzhou Kibing Group Co. Ltd., Class A	272,501	293,251
Zijin Mining Group Co. Ltd., Class H	3,193,000	6,965,438
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,652,000	1,254,205
ZTE Corp., Class H	728,885	1,571,002
ZTO Express Cayman, Inc., ADR	260,448	5,466,804
ZTO Express Cayman, Inc.	223,200	4,738,488

TOTAL CHINA		1,199,073,710

COLOMBIA — (0.1%)
BAC Holding International Corp.	1,290,635	82,248
Bancolombia SA, Sponsored ADR	36,376	1,190,223
Bancolombia SA	89,349	769,818
Ecopetrol SA	622,193	361,611
Grupo Argos SA	145,493	597,845
Grupo Energia Bogota SA ESP	401,042	248,926

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	216,773	$1,000,151

TOTAL COLOMBIA			4,250,822

CZECH REPUBLIC — (0.2%)
	CEZ AS	98,530	3,638,979
	Komercni Banka AS	71,546	2,636,099
Ω	Moneta Money Bank AS	450,001	1,814,223
	Philip Morris CR AS	124	84,207

TOTAL CZECH REPUBLIC			8,173,508

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	1,665,814	2,469,822

GREECE — (0.5%)
*	Alpha Services & Holdings SA	2,070,793	3,496,777
*	Eurobank Ergasias Services & Holdings SA, Class A	1,337,738	2,861,752
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	119,969	1,822,527
	Helleniq Energy Holdings SA	129,521	1,161,100
	Jumbo SA	105,561	3,285,333
	Motor Oil Hellas Corinth Refineries SA	100,296	2,909,989
	Mytilineos SA	64,485	2,616,164
*	National Bank of Greece SA	362,958	2,920,984
	OPAP SA	113,020	1,880,268
*	Piraeus Financial Holdings SA	506,375	2,028,514
*	Public Power Corp. SA	82,491	984,648
	Terna Energy SA	24,874	483,560
	Titan Cement International SA	8,392	265,634

TOTAL GREECE			26,717,250

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	585,093	4,795,239
	OTP Bank Nyrt	118,025	5,849,984
	Richter Gedeon Nyrt	89,351	2,275,016

TOTAL HUNGARY			12,920,239

INDIA — (18.9%)
	3M India Ltd.	378	137,368
	Aarti Industries Ltd.	26,993	239,428
	Aarti Pharmalabs Ltd.	35,312	216,124
	ABB India Ltd.	22,884	1,789,858
	ACC Ltd.	70,792	2,140,605
*	Adani Energy Solutions Ltd.	70,670	902,642
	Adani Enterprises Ltd.	47,602	1,738,134
*	Adani Green Energy Ltd.	77,656	1,668,118
	Adani Ports & Special Economic Zone Ltd.	349,927	5,535,194
*	Adani Power Ltd.	716,345	5,261,752
	Adani Total Gas Ltd.	95,182	1,061,678
*	Aditya Birla Capital Ltd.	775,396	2,158,305
	AIA Engineering Ltd.	14,768	669,624
	Alkem Laboratories Ltd.	26,020	1,504,083
	Ambuja Cements Ltd.	409,686	3,032,547
	APL Apollo Tubes Ltd.	133,788	2,504,119
	Apollo Hospitals Enterprise Ltd.	84,008	5,985,719

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ashok Leyland Ltd.	2,474,840	$5,691,962
	Asian Paints Ltd.	219,127	7,535,153
	Astral Ltd.	135,420	3,430,451
Ω	AU Small Finance Bank Ltd.	131,145	991,918
	Aurobindo Pharma Ltd.	292,903	4,030,116
* Ω	Avenue Supermarts Ltd.	53,575	2,957,039
	Axis Bank Ltd.	1,498,371	20,852,507
	Bajaj Auto Ltd.	56,047	5,991,552
	Bajaj Finance Ltd.	139,763	11,559,314
	Bajaj Finserv Ltd.	296,417	5,722,461
	Bajaj Holdings & Investment Ltd.	35,769	3,497,655
	Balkrishna Industries Ltd.	98,036	2,845,151
Ω	Bandhan Bank Ltd.	19,583	43,993
	Bank of Baroda	970,898	3,251,709
	Bank of India	554,306	1,025,700
	Berger Paints India Ltd.	254,104	1,555,012
	Bharat Electronics Ltd.	1,969,525	5,515,770
	Bharat Forge Ltd.	276,038	4,196,116
	Bharat Heavy Electricals Ltd.	825,964	2,772,891
	Bharat Petroleum Corp. Ltd.	393,865	2,879,204
	Bharti Airtel Ltd.	1,430,688	22,683,576
	Bosch Ltd.	4,746	1,662,635
	Britannia Industries Ltd.	54,714	3,129,841
	Canara Bank	404,587	3,002,775
	CG Power & Industrial Solutions Ltd.	580,808	3,846,129
	Cholamandalam Investment & Finance Co. Ltd.	520,218	7,454,924
	Cipla Ltd.	486,062	8,140,012
	Coal India Ltd.	649,232	3,526,729
	Coforge Ltd.	8,972	545,893
	Colgate-Palmolive India Ltd.	125,830	4,249,695
	Container Corp. of India Ltd.	293,158	3,594,694
	Coromandel International Ltd.	60,562	877,214
	Cummins India Ltd.	81,546	3,187,535
	Dabur India Ltd.	380,339	2,310,829
	Dalmia Bharat Ltd.	54,450	1,197,880
	Deepak Nitrite Ltd.	52,355	1,525,945
	Divi’s Laboratories Ltd.	74,883	3,584,313
	Dixon Technologies India Ltd.	27,187	2,710,467
	DLF Ltd.	478,113	5,097,536
	Dr Reddy’s Laboratories Ltd., ADR	108,524	7,973,258
	Dr Reddy’s Laboratories Ltd.	47,869	3,549,983
	Eicher Motors Ltd.	121,132	6,695,012
	Escorts Kubota Ltd.	9,138	368,508
	Federal Bank Ltd.	1,466,422	2,852,679
*	FSN E-Commerce Ventures Ltd.	186,903	394,573
	GAIL India Ltd.	2,001,507	5,000,001
	GAIL India Ltd., GDR	61,117	911,850
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	601,916
*	GMR Airports Infrastructure Ltd.	1,469,197	1,496,937
	Godrej Consumer Products Ltd.	200,135	2,943,497
*	Godrej Properties Ltd.	93,187	2,943,527
	Grasim Industries Ltd.	235,894	6,796,898
	Gujarat Fluorochemicals Ltd.	15,556	669,758
	Gujarat Gas Ltd.	39,922	261,058
	Havells India Ltd.	192,730	3,840,774
	HCL Technologies Ltd.	619,735	10,117,253
Ω	HDFC Asset Management Co. Ltd.	82,181	3,821,700
	HDFC Bank Ltd.	1,427,372	25,842,611
Ω	HDFC Life Insurance Co. Ltd.	327,128	2,285,715

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hero MotoCorp Ltd.	188,890	$10,269,390
	Hindalco Industries Ltd.	1,268,841	9,752,307
	Hindustan Aeronautics Ltd.	147,012	6,940,638
	Hindustan Petroleum Corp. Ltd.	547,972	3,249,757
	Hindustan Unilever Ltd.	423,562	11,329,117
	ICICI Bank Ltd., Sponsored ADR	649,989	17,894,183
	ICICI Bank Ltd.	1,737,136	23,932,786
Ω	ICICI Lombard General Insurance Co. Ltd.	171,932	3,504,593
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,240,591
*	IDFC First Bank Ltd.	3,319,317	3,255,729
	Indian Bank	184,862	1,210,579
	Indian Hotels Co. Ltd.	594,742	4,103,643
	Indian Oil Corp. Ltd.	1,227,595	2,480,452
	Indian Railway Catering & Tourism Corp. Ltd.	286,932	3,568,239
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	2,481,637
	Indraprastha Gas Ltd.	64,762	365,120
*	Indus Towers Ltd.	1,239,002	5,247,484
	IndusInd Bank Ltd.	321,664	5,806,128
	Info Edge India Ltd.	60,629	4,378,577
#	Infosys Ltd., Sponsored ADR	292,764	4,892,086
	Infosys Ltd.	1,736,871	29,351,000
* Ω	InterGlobe Aviation Ltd.	44,987	2,147,393
	ITC Ltd.	1,903,270	9,917,266
	Jindal Stainless Ltd.	482,774	4,083,615
	Jindal Steel & Power Ltd.	557,142	6,183,309
*	Jio Financial Services Ltd.	2,175,090	9,762,275
	JSW Energy Ltd.	441,055	3,328,858
	JSW Steel Ltd.	780,793	8,242,244
	Jubilant Foodworks Ltd.	297,986	1,649,084
	Kansai Nerolac Paints Ltd.	103,584	346,063
	Kotak Mahindra Bank Ltd.	426,699	8,291,521
	KPIT Technologies Ltd.	132,118	2,345,271
	L&T Finance Ltd.	340,408	679,245
Ω	L&T Technology Services Ltd.	25,917	1,433,415
	Larsen & Toubro Ltd.	363,308	15,606,914
	Linde India Ltd.	6,992	688,937
Ω	LTIMindtree Ltd.	55,994	3,144,673
	Lupin Ltd.	241,827	4,767,654
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,449,725
	Mahindra & Mahindra Ltd.	902,395	23,314,593
	Marico Ltd.	528,814	3,281,688
	Maruti Suzuki India Ltd.	61,042	9,352,228
	Max Healthcare Institute Ltd.	480,691	4,818,078
	Mazagon Dock Shipbuilders Ltd.	807	22,731
	Motherson Sumi Wiring India Ltd.	800,818	663,080
	Mphasis Ltd.	110,972	3,074,385
	MRF Ltd.	2,387	3,810,412
	Muthoot Finance Ltd.	242,710	4,980,266
	Nestle India Ltd.	199,123	5,983,370
	NHPC Ltd.	1,645,922	1,889,794
	NMDC Ltd.	1,563,565	4,746,774
* ††	NMDC Steel Ltd.	1,251,805	965,892
	NTPC Ltd.	1,709,134	7,423,693
	Oberoi Realty Ltd.	101,713	1,796,991
	Oil & Natural Gas Corp. Ltd.	1,158,104	3,906,022
	Oil India Ltd.	141,319	1,049,349
	One 97 Communications Ltd.	57,517	256,255
	Oracle Financial Services Software Ltd.	30,892	2,795,216
	Page Industries Ltd.	5,755	2,396,745

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Patanjali Foods Ltd.	41,341	$740,820
*	PB Fintech Ltd.	70,702	1,067,775
	Persistent Systems Ltd.	107,156	4,309,839
	Petronet LNG Ltd.	1,342,316	4,976,795
	Phoenix Mills Ltd.	66,604	2,526,609
	PI Industries Ltd.	68,216	2,969,881
	Pidilite Industries Ltd.	81,125	2,958,976
*	Piramal Pharma Ltd.	327,187	561,578
	Polycab India Ltd.	38,883	2,644,840
	Poonawalla Fincorp Ltd.	66,198	386,382
	Power Finance Corp. Ltd.	1,960,029	10,283,838
	Power Grid Corp. of India Ltd.	1,905,294	6,871,972
	Prestige Estates Projects Ltd.	109,654	1,806,855
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,958,655
	Punjab National Bank	1,858,882	3,122,797
	Rail Vikas Nigam Ltd.	196,294	670,266
	REC Ltd.	1,954,705	11,884,197
	Reliance Industries Ltd.	1,388,901	48,723,112
	Samvardhana Motherson International Ltd.	3,680,412	5,761,727
	SBI Cards & Payment Services Ltd.	219,896	1,908,932
Ω	SBI Life Insurance Co. Ltd.	184,563	3,169,657
	Schaeffler India Ltd.	27,285	1,197,065
	Shree Cement Ltd.	5,977	1,748,459
	Shriram Finance Ltd.	353,336	10,752,007
	Siemens Ltd.	25,712	1,791,923
	SJVN Ltd.	304,238	487,666
	Solar Industries India Ltd.	25,227	2,705,432
	SRF Ltd.	163,573	5,131,435
	State Bank of India	981,059	9,629,280
	State Bank of India, GDR	1,816	178,150
	Steel Authority of India Ltd.	1,241,732	2,427,913
	Sun Pharmaceutical Industries Ltd.	406,459	7,285,094
	Sundaram Finance Holdings Ltd.	8,919	25,992
	Sundaram Finance Ltd.	30,855	1,748,388
	Supreme Industries Ltd.	44,232	2,668,264
*	Suzlon Energy Ltd.	5,849,480	2,874,243
Ω	Syngene International Ltd.	15,506	127,930
	Tata Communications Ltd.	108,655	2,245,138
	Tata Consultancy Services Ltd.	522,408	23,863,342
	Tata Consumer Products Ltd.	300,633	3,978,182
	Tata Elxsi Ltd.	32,921	2,778,580
	Tata Motors Ltd.	1,134,022	13,676,591
	Tata Power Co. Ltd.	635,365	3,407,950
	Tata Steel Ltd.	6,638,101	13,065,080
	Tech Mahindra Ltd.	505,798	7,613,162
	Thermax Ltd.	6,125	342,510
	Titan Co. Ltd.	188,444	8,098,580
	Torrent Pharmaceuticals Ltd.	134,641	4,257,162
	Torrent Power Ltd.	43,981	792,310
	Trent Ltd.	113,086	5,992,376
	Tube Investments of India Ltd.	95,434	4,289,499
	TVS Motor Co. Ltd.	218,368	5,388,360
	UltraTech Cement Ltd.	91,691	10,934,534
	Union Bank of India Ltd.	1,550,551	2,850,702
	United Breweries Ltd.	45,973	1,115,120
	United Spirits Ltd.	236,027	3,311,891
	UNO Minda Ltd.	106,245	937,860
	UPL Ltd.	494,455	2,996,418
	Varun Beverages Ltd.	292,697	5,183,175

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vedanta Ltd.	1,388,095	$6,649,050
*	Vodafone Idea Ltd.	5,277,191	829,503
	Voltas Ltd.	106,939	1,886,063
	Wipro Ltd.	1,126,310	6,202,726
*	Yes Bank Ltd.	12,333,342	3,857,443
*	Zomato Ltd.	3,519,490	8,139,547
	Zydus Lifesciences Ltd.	252,848	2,895,397

TOTAL INDIA			958,099,157

INDONESIA — (1.7%)
	Adaro Energy Indonesia Tbk. PT	29,491,600	4,901,435
*	Adaro Minerals Indonesia Tbk. PT	4,684,700	387,049
	Aneka Tambang Tbk. PT	1,870,900	188,063
	Astra International Tbk. PT	20,344,010	6,419,661
	Bank Central Asia Tbk. PT	28,212,600	16,963,792
*	Bank Jago Tbk. PT	1,256,300	165,260
	Bank Mandiri Persero Tbk. PT	23,832,668	10,073,515
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,798,246
	Bank Rakyat Indonesia Persero Tbk. PT	31,428,776	9,513,601
	Bank Syariah Indonesia Tbk. PT	10,831,923	1,754,600
	Barito Pacific Tbk. PT	12,994,656	812,069
	Bukit Asam Tbk. PT	4,538,200	844,686
*	Capital Financial Indonesia Tbk. PT	5,426,400	171,947
	Chandra Asri Pacific Tbk. PT	3,205,000	1,491,622
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,688,748
	Dayamitra Telekomunikasi PT	5,457,300	191,089
	Elang Mahkota Teknologi Tbk. PT	1,742,600	41,228
*	GoTo Gojek Tokopedia Tbk. PT	59,958,700	230,618
	Gudang Garam Tbk. PT	366,600	410,373
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	1,966,966
	Indo Tambangraya Megah Tbk. PT	465,500	721,570
	Indocement Tunggal Prakarsa Tbk. PT	1,207,600	574,396
	Indofood CBP Sukses Makmur Tbk. PT	1,394,100	931,842
	Indofood Sukses Makmur Tbk. PT	5,697,800	2,187,978
	Indosat Tbk. PT	1,222,200	825,952
	Jasa Marga Persero Tbk. PT	207,200	68,720
	Kalbe Farma Tbk. PT	12,674,500	1,134,239
	Mayora Indah Tbk. PT	4,608,025	679,462
*	MD Pictures Tbk. PT	257,400	78,032
	Medco Energi Internasional Tbk. PT	6,525,700	535,394
*	Merdeka Copper Gold Tbk. PT	5,723,395	921,788
	Mitra Keluarga Karyasehat Tbk. PT	4,487,900	800,360
*	MNC Digital Entertainment Tbk. PT	387,300	69,068
*	Pantai Indah Kapuk Dua Tbk. PT	317,300	96,152
	Perusahaan Gas Negara Tbk. PT	491,200	44,357
	Sarana Menara Nusantara Tbk. PT	25,595,300	1,264,593
	Semen Indonesia Persero Tbk. PT	4,161,129	1,193,603
	Sinar Mas Agro Resources & Technology Tbk. PT	841,600	196,461
	Sumber Alfaria Trijaya Tbk. PT	10,728,700	1,929,544
	Telkom Indonesia Persero Tbk. PT	21,950,400	4,255,269
	Tower Bersama Infrastructure Tbk. PT	2,570,100	311,988
	Transcoal Pacific Tbk. PT	973,200	508,381
	Unilever Indonesia Tbk. PT	4,594,500	739,934
	United Tractors Tbk. PT	2,946,096	4,490,129
	Vale Indonesia Tbk. PT	2,498,500	652,303
	XL Axiata Tbk. PT	1,433,039	217,460

TOTAL INDONESIA			87,443,543

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	1,007,497	$1,032,660
	Al Ahli Bank of Kuwait KSCP	181,810	141,532
	Boubyan Bank KSCP	565,833	1,081,011
	Burgan Bank SAK	387,231	227,340
	Gulf Bank KSCP	1,891,362	1,582,781
	Kuwait Finance House KSCP	4,279,689	9,994,733
	Kuwait Telecommunications Co.	295,846	526,823
	Mabanee Co. KPSC	538,642	1,376,743
	Mobile Telecommunications Co. KSCP	1,761,158	2,787,691
	National Bank of Kuwait SAKP	3,287,581	9,223,995
	National Industries Group Holding SAK	55,839	38,940
	Warba Bank KSCP	438,718	268,951

TOTAL KUWAIT			28,283,200

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	659,000	527,050
	AMMB Holdings Bhd.	2,186,559	1,922,033
	Axiata Group Bhd.	3,233,132	1,914,435
	Batu Kawan Bhd.	124,700	521,598
	Bursa Malaysia Bhd.	349,100	544,956
	Carlsberg Brewery Malaysia Bhd., Class B	67,400	263,765
	CELCOMDIGI Bhd.	1,985,320	1,723,297
*	Chin Hin Group Bhd.	14,100	17,381
	CIMB Group Holdings Bhd.	3,067,470	4,239,334
	D&O Green Technologies Bhd.	203,500	141,061
	Dialog Group Bhd.	2,206,018	1,111,274
	Fraser & Neave Holdings Bhd.	137,200	907,968
	Gamuda Bhd.	2,122,549	2,359,283
	Genting Bhd.	1,872,800	1,770,136
#	Genting Malaysia Bhd.	2,873,200	1,584,929
	Genting Plantations Bhd.	114,500	145,157
*	Greatech Technology Bhd.	71,900	67,641
	HAP Seng Consolidated Bhd.	696,400	646,199
*	Hartalega Holdings Bhd.	1,492,400	874,042
	Heineken Malaysia Bhd.	145,900	710,437
	Hong Leong Bank Bhd.	259,166	1,046,624
	Hong Leong Financial Group Bhd.	243,883	853,906
#	IHH Healthcare Bhd.	1,069,800	1,418,338
	IJM Corp. Bhd.	2,122,200	1,072,272
#	Inari Amertron Bhd.	2,589,500	1,669,564
#	IOI Corp. Bhd.	1,534,905	1,306,528
#	IOI Properties Group Bhd.	1,450,429	654,990
	KPJ Healthcare Bhd.	627,300	264,927
#	Kuala Lumpur Kepong Bhd.	400,096	1,932,583
	Malayan Banking Bhd.	2,464,719	5,022,271
	Malaysia Airports Holdings Bhd.	1,059,750	2,217,956
	Malaysian Pacific Industries Bhd.	31,400	198,483
#	Maxis Bhd.	1,355,100	1,040,835
	MISC Bhd.	629,598	1,049,081
Ω	MR DIY Group M Bhd.	2,350,250	768,208
	My EG Services Bhd.	5,511,168	1,077,254
	Nestle Malaysia Bhd.	42,200	1,123,435
#	Petronas Chemicals Group Bhd.	1,392,600	1,976,192
	Petronas Dagangan Bhd.	172,900	785,440
	Petronas Gas Bhd.	360,800	1,359,728
	PPB Group Bhd.	501,080	1,650,743
	Press Metal Aluminium Holdings Bhd.	1,958,700	2,201,743
	Public Bank Bhd.	8,022,870	6,919,784
	QL Resources Bhd.	962,585	1,292,677

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	RHB Bank Bhd.	1,803,817	$2,076,380
	Scientex Bhd.	334,600	294,247
	Sime Darby Bhd.	3,545,261	2,075,548
	Sime Darby Plantation Bhd.	1,387,121	1,295,375
#	Sunway Bhd.	1,612,282	1,186,453
	Telekom Malaysia Bhd.	517,329	670,453
#	Tenaga Nasional Bhd.	985,950	2,468,857
	TIME dotCom Bhd.	1,055,600	1,140,953
# *	Top Glove Corp. Bhd.	5,149,500	948,407
	United Plantations Bhd.	145,900	770,785
	ViTrox Corp. Bhd.	269,200	420,507
	Westports Holdings Bhd.	590,000	483,293
	Yinson Holdings Bhd.	1,940,740	995,734
	YTL Corp. Bhd.	3,170,712	2,050,011
#	YTL Power International Bhd.	1,223,900	1,173,288

TOTAL MALAYSIA			78,945,829

MEXICO — (2.3%)
	Alfa SAB de CV, Class A	2,018,610	1,477,657
	America Movil SAB de CV, Class B	10,649,991	10,145,957
	Arca Continental SAB de CV	253,948	2,470,585
#	Becle SAB de CV	330,724	672,037
*	Cemex SAB de CV	13,151,541	10,402,544
*	Cemex SAB de CV, Sponsored ADR	66,225	523,840
	Coca-Cola Femsa SAB de CV	381,219	3,773,970
*	Controladora AXTEL SAB de CV	3,493,876	60,166
	El Puerto de Liverpool SAB de CV, Class C1	183,204	1,464,819
	Fomento Economico Mexicano SAB de CV	767,260	9,023,980
	Gruma SAB de CV, Class B	210,476	4,128,368
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	13,894	2,526,346
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	234,370	4,281,683
	Grupo Aeroportuario del Sureste SAB de CV, ADR	16,899	5,821,706
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	102,961
	Grupo Bimbo SAB de CV, Class A	770,885	3,222,905
	Grupo Carso SAB de CV	715,740	5,598,655
	Grupo Comercial Chedraui SA de CV	264,798	1,949,805
#	Grupo Elektra SAB de CV	24,498	1,580,216
	Grupo Financiero Banorte SAB de CV, Class O	1,340,021	13,291,675
# *	Grupo Financiero Inbursa SAB de CV, Class O	1,584,915	4,367,809
	Grupo Mexico SAB de CV, Class B	2,030,191	12,545,628
# *	Industrias Penoles SAB de CV	178,764	2,557,372
	Kimberly-Clark de Mexico SAB de CV, Class A	1,705,600	3,560,396
	Orbia Advance Corp. SAB de CV	1,820,502	2,979,839
	Organizacion Soriana SAB de CV, Class B	217,949	431,935
*	Sitios Latinoamerica SAB de CV	492,758	153,027
	Wal-Mart de Mexico SAB de CV	2,505,757	9,339,497

TOTAL MEXICO			118,455,378

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	89,077
	Cia de Minas Buenaventura SAA, ADR	53,274	921,640
	Credicorp Ltd.	31,409	5,201,644

TOTAL PERU			6,212,361

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	572,639
	Aboitiz Power Corp.	1,003,100	643,155
	ACEN Corp.	6,263,179	449,411

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Alliance Global Group, Inc.	42,100	$7,341
	Ayala Corp.	158,362	1,683,330
	Ayala Land, Inc.	2,952,618	1,463,674
	Bank of the Philippine Islands	1,490,242	3,288,686
	BDO Unibank, Inc.	1,864,754	4,779,413
*	Bloomberry Resorts Corp.	648,400	116,683
	Century Pacific Food, Inc.	17,600	11,548
	DMCI Holdings, Inc.	3,166,300	606,242
	Emperador, Inc.	1,154,200	380,478
	Globe Telecom, Inc.	36,687	1,126,534
	GT Capital Holdings, Inc.	18,630	205,903
	International Container Terminal Services, Inc.	594,150	3,398,186
	JG Summit Holdings, Inc.	2,353,119	1,373,920
	Jollibee Foods Corp.	322,780	1,312,443
	Manila Electric Co.	109,980	702,550
	Metropolitan Bank & Trust Co.	2,680,128	3,242,943
Ω	Monde Nissin Corp.	1,250,000	230,506
	PLDT, Inc.	68,405	1,593,038
	San Miguel Corp.	1,155,530	2,098,325
	San Miguel Food & Beverage, Inc.	85,800	68,172
	Semirara Mining & Power Corp.	633,300	360,976
	SM Investments Corp.	102,383	1,680,979
	SM Prime Holdings, Inc.	4,123,910	1,992,696
	Union Bank of the Philippines	155,628	103,581
	Universal Robina Corp.	894,700	1,597,491

TOTAL PHILIPPINES			35,090,843

POLAND — (1.1%)
*	Alior Bank SA	125,242	3,190,574
* Ω	Allegro.eu SA	152,856	1,274,224
	Asseco Poland SA	5,378	105,694
	Bank Handlowy w Warszawie SA	28,542	786,456
*	Bank Millennium SA	444,766	1,012,681
	Bank Polska Kasa Opieki SA	133,639	5,532,693
	Budimex SA	12,304	2,081,382
#	CD Projekt SA	44,998	1,309,097
*	Cyfrowy Polsat SA	81,799	201,588
* Ω	Dino Polska SA	29,127	2,790,440
	ING Bank Slaski SA	23,288	1,822,032
	Inter Cars SA	4,760	624,283
	KGHM Polska Miedz SA	117,906	4,053,566
	KRUK SA	17,088	1,942,406
	LPP SA	597	2,300,355
*	mBank SA	11,828	1,986,379
	Orange Polska SA	653,211	1,262,684
	ORLEN SA	457,556	7,460,168
# *	Pepco Group NV	112,921	532,395
*	PGE Polska Grupa Energetyczna SA	978,064	1,457,799
	Powszechna Kasa Oszczednosci Bank Polski SA	371,306	5,512,826
	Powszechny Zaklad Ubezpieczen SA	374,868	4,718,046
	Santander Bank Polska SA	14,447	1,979,772

TOTAL POLAND			53,937,540

QATAR — (0.8%)
	Barwa Real Estate Co.	242,593	186,940
	Commercial Bank PSQC	3,384,857	3,858,170
	Industries Qatar QSC	491,115	1,647,682
	Masraf Al Rayan QSC	5,007,509	3,450,775

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	4,147,545	$2,186,190
	Ooredoo QPSC	1,362,199	3,737,461
	Qatar Electricity & Water Co. QSC	382,308	1,603,812
	Qatar Fuel QSC	402,529	1,596,291
	Qatar Gas Transport Co. Ltd.	2,777,888	3,045,124
	Qatar International Islamic Bank QSC	796,197	2,198,015
	Qatar Islamic Bank SAQ	676,500	3,397,329
	Qatar National Bank QPSC	3,144,150	11,970,679
	Qatar Navigation QSC	79,171	229,669

TOTAL QATAR			39,108,137

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	PhosAgro PJSC	581	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	VTB Bank PJSC, GDR	1,705,908	0

SAUDI ARABIA — (3.8%)
	Abdullah Al Othaim Markets Co.	201,977	669,666
	ACWA Power Co.	34,713	3,691,080
	Advanced Petrochemical Co.	10,386	118,412
	Al Rajhi Bank	1,034,714	22,007,599
	Alinma Bank	964,801	8,558,292
	Almarai Co. JSC	236,245	3,573,881
	Arab National Bank	688,346	5,657,759
	Arabian Internet & Communications Services Co.	25,520	2,360,065
	Bank AlBilad	461,843	4,389,989
*	Bank Al-Jazira	515,928	2,224,167
	Banque Saudi Fransi	503,488	4,912,987
	Bupa Arabia for Cooperative Insurance Co.	75,305	4,847,710
	Co. for Cooperative Insurance	60,623	2,405,979
	Dallah Healthcare Co.	12,751	556,568
*	Dar Al Arkan Real Estate Development Co.	538,809	1,907,600
	Dr Sulaiman Al Habib Medical Services Group Co.	46,873	3,875,821
	Etihad Etisalat Co.	791,789	10,960,065
	Jarir Marketing Co.	724,740	2,612,352
	Mobile Telecommunications Co. Saudi Arabia	136,189	438,386
	Mouwasat Medical Services Co.	105,608	3,776,816
	Nahdi Medical Co.	41,556	1,529,878
*	Rabigh Refining & Petrochemical Co.	263,322	527,916
	Riyad Bank	1,187,499	8,755,934
	SABIC Agri-Nutrients Co.	170,836	5,264,381
	Sahara International Petrochemical Co.	456,485	4,172,168
*	Saudi Arabian Mining Co.	530,210	7,147,376
Ω	Saudi Arabian Oil Co.	1,433,683	11,487,687
	Saudi Aramco Base Oil Co.	33,765	1,360,257
	Saudi Awwal Bank	774,741	8,407,413
	Saudi Basic Industries Corp.	392,182	8,835,984
	Saudi Electricity Co.	366,509	1,815,813
	Saudi Industrial Investment Group	367,316	2,267,694
	Saudi Investment Bank	403,064	1,810,532
*	Saudi Kayan Petrochemical Co.	805,267	2,009,680

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi National Bank	1,360,188	$13,616,102
*	Saudi Research & Media Group	42,250	2,700,788
	Saudi Tadawul Group Holding Co.	23,963	1,691,275
	Saudi Telecom Co.	1,342,689	13,472,915
	Savola Group	276,659	3,717,643
	Yanbu National Petrochemical Co.	267,708	2,766,634

TOTAL SAUDI ARABIA			192,903,264

SOUTH AFRICA — (2.6%)
#	Absa Group Ltd.	701,226	5,407,203
#	Anglo American Platinum Ltd.	30,706	1,069,642
	Aspen Pharmacare Holdings Ltd.	420,420	5,008,428
	Bid Corp. Ltd.	139,813	3,196,981
	Bidvest Group Ltd.	382,266	4,985,144
	Capitec Bank Holdings Ltd.	41,839	5,178,112
	Clicks Group Ltd.	286,283	4,454,215
	Discovery Ltd.	644,246	4,104,277
	Exxaro Resources Ltd.	324,653	3,110,527
	FirstRand Ltd.	3,262,377	11,262,214
#	Gold Fields Ltd., Sponsored ADR	584,160	9,445,867
	Harmony Gold Mining Co. Ltd.	338,962	2,934,129
	Harmony Gold Mining Co. Ltd., Sponsored ADR	251,806	2,157,977
	Impala Platinum Holdings Ltd.	769,226	3,424,250
	Investec Ltd.	260,237	1,660,387
	Kumba Iron Ore Ltd.	42,784	1,048,770
	Mr Price Group Ltd.	110,396	1,022,764
	MTN Group Ltd.	1,300,541	6,233,243
*	MultiChoice Group	45,892	293,322
	Naspers Ltd., Class N	58,297	11,156,742
	Nedbank Group Ltd.	446,735	5,431,923
	NEPI Rockcastle NV	493,346	3,315,944
	Ninety One Ltd.	193,518	400,235
	Northam Platinum Holdings Ltd.	267,944	1,775,311
	Old Mutual Ltd.	558,548	328,174
	OUTsurance Group Ltd.	148,919	320,148
Ω	Pepkor Holdings Ltd.	2,576,218	2,430,269
	Sanlam Ltd.	1,540,062	5,570,990
	Sasol Ltd.	66,700	468,588
#	Sasol Ltd., Sponsored ADR	384,657	2,704,139
	Shoprite Holdings Ltd.	295,830	3,947,054
	Sibanye Stillwater Ltd.	2,571,515	2,934,999
#	Sibanye Stillwater Ltd., ADR	181,961	846,119
	Standard Bank Group Ltd.	784,582	7,367,824
	Vodacom Group Ltd.	375,434	1,796,586
	Woolworths Holdings Ltd.	1,119,124	3,583,698

TOTAL SOUTH AFRICA			130,376,195

SOUTH KOREA — (12.5%)
	Advanced Nano Products Co. Ltd.	457	38,193
*	Alteogen, Inc.	12,798	1,630,329
	Amorepacific Corp.	12,466	1,519,421
	Amorepacific Group	32,258	778,738
	BGF retail Co. Ltd.	10,296	970,663
	BNK Financial Group, Inc.	332,888	2,009,799
	Caregen Co. Ltd.	4,876	76,788
*	Celltrion Pharm, Inc.	16,376	1,130,458
	Celltrion, Inc.	69,592	9,449,472
	Cheil Worldwide, Inc.	81,666	1,113,847

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ CheilJedang Corp.	17,444	$4,228,197
	CJ Corp.	29,487	2,704,053
*	CJ ENM Co. Ltd.	14,353	785,244
	CJ Logistics Corp.	18,645	1,644,781
	Classys, Inc.	17,370	472,728
*	CosmoAM&T Co. Ltd.	19,689	2,126,381
*	Cosmochemical Co. Ltd.	923	21,107
	Coway Co. Ltd.	71,437	2,862,226
	CS Wind Corp.	20,394	764,176
*	Daejoo Electronic Materials Co. Ltd.	3,936	263,975
*	Daewoo Engineering & Construction Co. Ltd.	233,209	642,569
	DB HiTek Co. Ltd.	58,857	1,739,258
	DB Insurance Co. Ltd.	84,934	5,957,682
	DL E&C Co. Ltd.	13,138	352,180
	Dongjin Semichem Co. Ltd.	31,306	967,882
	Dongsuh Cos., Inc.	20,637	283,753
	Doosan Bobcat, Inc.	105,044	3,926,010
	Doosan Co. Ltd.	8,059	880,324
*	Doosan Enerbility Co. Ltd.	484,967	5,855,672
# *	Doosan Fuel Cell Co. Ltd.	22,430	320,596
# *	Ecopro BM Co. Ltd.	24,056	4,089,152
# *	Ecopro Co. Ltd.	52,692	3,982,991
	E-MART, Inc.	13,663	626,609
*	Enchem Co. Ltd.	4,046	827,683
	Eo Technics Co. Ltd.	4,360	740,186
	F&F Co. Ltd.	19,090	903,658
#	Fila Holdings Corp.	54,611	1,607,616
	Green Cross Corp.	3,210	263,736
	GS Holdings Corp.	96,095	3,106,918
	GS Retail Co. Ltd.	87,528	1,254,690
	Hana Financial Group, Inc.	460,124	19,406,561
*	Hanall Biopharma Co. Ltd.	9,326	241,613
#	Hanjin Kal Corp.	16,227	696,434
	Hankook Tire & Technology Co. Ltd.	136,667	5,799,091
	Hanmi Pharm Co. Ltd.	7,150	1,628,790
	Hanmi Science Co. Ltd.	21,297	520,195
	Hanmi Semiconductor Co. Ltd.	20,861	1,986,523
	Hanon Systems	236,008	945,179
	Hansol Chemical Co. Ltd.	9,131	1,266,509
	Hanwha Aerospace Co. Ltd.	20,790	3,157,928
	Hanwha Corp.	50,390	988,866
	Hanwha Life Insurance Co. Ltd.	349,192	740,705
*	Hanwha Ocean Co. Ltd.	31,901	734,566
	Hanwha Solutions Corp.	148,058	2,694,687
	Hanwha Systems Co. Ltd.	49,412	698,218
	HD Hyundai Co. Ltd.	72,148	3,492,898
	HD Hyundai Electric Co. Ltd.	17,979	3,171,758
*	HD Hyundai Heavy Industries Co. Ltd.	7,874	778,739
#	HD Hyundai Infracore Co. Ltd.	128,752	765,979
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,541	3,450,071
	Hite Jinro Co. Ltd.	24,304	368,490
	HL Mando Co. Ltd.	44,183	1,246,056
*	HLB Life Science Co. Ltd.	37,237	460,655
*	HLB, Inc.	40,876	3,265,994
#	HMM Co. Ltd.	362,847	4,142,670
	Hotel Shilla Co. Ltd.	32,317	1,384,392
*	Hugel, Inc.	5,376	821,923
	HYBE Co. Ltd.	6,614	959,403
	Hyosung Advanced Materials Corp., Class C	436	115,036

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	5,270	$228,831
	Hyosung Heavy Industries Corp.	2,938	655,626
	Hyosung TNC Corp.	525	139,102
	Hyundai Autoever Corp.	6,743	744,190
	Hyundai Department Store Co. Ltd.	4,142	156,674
	Hyundai Elevator Co. Ltd.	15,545	453,179
	Hyundai Engineering & Construction Co. Ltd.	90,909	2,315,924
	Hyundai Glovis Co. Ltd.	30,241	3,958,854
	Hyundai Marine & Fire Insurance Co. Ltd.	116,414	2,627,935
*	Hyundai Mipo Dockyard Co. Ltd.	17,685	952,286
	Hyundai Mobis Co. Ltd.	45,354	7,419,882
	Hyundai Motor Co.	110,675	19,907,764
	Hyundai Rotem Co. Ltd.	66,286	1,777,186
	Hyundai Steel Co.	118,565	2,753,188
	Hyundai Wia Corp.	16,575	689,942
	Industrial Bank of Korea	382,925	3,849,747
	ISC Co. Ltd.	5,359	280,673
	IsuPetasys Co. Ltd.	48,328	1,355,695
#	JB Financial Group Co. Ltd.	165,297	1,585,999
	JYP Entertainment Corp.	28,546	1,365,323
	Kakao Corp.	121,051	4,203,964
*	Kakao Games Corp.	5,582	87,176
	KakaoBank Corp.	46,502	834,052
*	Kakaopay Corp.	13,009	327,846
	Kangwon Land, Inc.	110,815	1,224,522
	KB Financial Group, Inc.	299,828	16,261,721
	KB Financial Group, Inc., ADR	4,174	225,271
	KCC Corp.	5,794	1,048,855
	KEPCO Engineering & Construction Co., Inc.	8,576	404,333
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	333,359
	Kia Corp.	207,178	17,552,652
#	KIWOOM Securities Co. Ltd.	27,437	2,605,511
	Korea Aerospace Industries Ltd.	73,272	2,728,287
*	Korea Electric Power Corp.	101,293	1,546,365
*	Korea Gas Corp.	24,489	487,208
	Korea Investment Holdings Co. Ltd.	51,532	2,490,723
	Korea Zinc Co. Ltd.	5,663	1,886,425
	Korean Air Lines Co. Ltd.	285,331	4,302,839
*	Krafton, Inc.	22,713	3,909,057
# *	KT Corp., Sponsored ADR	82,100	1,037,744
	KT&G Corp.	81,834	5,273,038
*	Kum Yang Co. Ltd.	16,191	1,086,383
	Kumho Petrochemical Co. Ltd.	23,168	2,304,345
*	Kumho Tire Co., Inc.	66,174	335,071
*	L&F Co. Ltd.	12,614	1,475,585
	LEENO Industrial, Inc.	10,832	1,929,993
	LG Chem Ltd.	33,978	9,763,516
	LG Corp.	74,909	4,274,152
# *	LG Display Co. Ltd., ADR	308,074	1,244,619
*	LG Display Co. Ltd.	184,943	1,399,843
	LG Electronics, Inc.	168,961	11,253,151
	LG H&H Co. Ltd.	16,283	4,906,195
	LG Innotek Co. Ltd.	24,554	3,902,925
	LG Uplus Corp.	436,007	3,096,739
	LIG Nex1 Co. Ltd.	12,128	1,404,065
# *	LigaChem Biosciences, Inc.	11,496	562,665
	Lotte Chemical Corp.	20,374	1,574,449
	Lotte Chilsung Beverage Co. Ltd.	1,179	107,875
#	Lotte Corp.	40,736	811,970

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Energy Materials Corp.	14,437	$469,610
	LOTTE Fine Chemical Co. Ltd.	7,050	228,828
	Lotte Shopping Co. Ltd.	14,326	718,301
	LS Corp.	29,788	2,943,281
	LS Electric Co. Ltd.	25,319	3,195,130
	LX Semicon Co. Ltd.	4,493	236,524
	Macquarie Korea Infrastructure Fund	313,238	2,852,427
	Meritz Financial Group, Inc.	90,987	5,202,412
	Mirae Asset Securities Co. Ltd.	333,586	1,818,069
	NAVER Corp.	47,808	6,305,848
	NCSoft Corp.	12,859	1,624,738
* Ω	Netmarble Corp.	23,444	938,688
	NH Investment & Securities Co. Ltd., Class C	262,115	2,356,042
	NongShim Co. Ltd.	5,334	1,531,602
	OCI Co. Ltd.	6,443	436,128
#	OCI Holdings Co. Ltd.	11,043	752,384
	Orion Corp.	39,103	2,616,947
	Ottogi Corp.	466	140,085
	Pan Ocean Co. Ltd.	571,248	1,688,815
#	Paradise Co. Ltd.	24,370	264,014
*	Pearl Abyss Corp.	18,229	418,875
#	Posco DX Co. Ltd.	45,598	1,325,106
#	POSCO Future M Co. Ltd.	8,327	1,675,205
	POSCO Holdings, Inc.	36,575	10,558,501
#	Posco International Corp.	46,227	1,524,638
# *	Rainbow Robotics	4,342	548,259
	S-1 Corp.	21,710	935,085
*	Sam Chun Dang Pharm Co. Ltd.	7,088	533,528
* Ω	Samsung Biologics Co. Ltd.	9,232	5,188,912
	Samsung C&T Corp.	42,698	4,604,290
	Samsung Card Co. Ltd.	31,975	900,660
	Samsung Electro-Mechanics Co. Ltd.	43,089	4,806,296
	Samsung Electronics Co. Ltd.	2,535,224	140,924,579
*	Samsung Engineering Co. Ltd.	220,408	4,178,785
	Samsung Fire & Marine Insurance Co. Ltd.	47,501	10,631,938
*	Samsung Heavy Industries Co. Ltd.	322,166	2,182,819
	Samsung Life Insurance Co. Ltd.	63,894	4,026,143
	Samsung SDI Co. Ltd.	32,036	9,914,146
	Samsung SDS Co. Ltd.	32,972	3,787,801
	Samsung Securities Co. Ltd.	125,495	3,433,027
	SFA Engineering Corp.	1,488	27,614
	Shinhan Financial Group Co. Ltd.	476,184	15,998,503
#	Shinhan Financial Group Co. Ltd., ADR	45,488	1,535,220
	Shinsegae, Inc.	7,269	870,471
	Shinsung Delta Tech Co. Ltd.	12,296	721,334
*	SK Biopharmaceuticals Co. Ltd.	9,334	587,201
*	SK Bioscience Co. Ltd.	13,370	563,118
	SK Hynix, Inc.	153,536	18,947,201
* Ω	SK IE Technology Co. Ltd.	17,464	739,163
*	SK Innovation Co. Ltd.	57,045	4,525,499
	SK Networks Co. Ltd.	159,820	580,150
	SK Telecom Co. Ltd.	55,517	2,053,119
	SK, Inc.	48,434	5,771,472
# *	SKC Co. Ltd.	12,904	1,019,900
	SL Corp.	24,615	593,520
	SM Entertainment Co. Ltd.	10,125	576,531
	S-Oil Corp.	68,687	3,586,117
	Solus Advanced Materials Co. Ltd.	6,864	87,799
	Soulbrain Co. Ltd.	4,534	978,849

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	ST Pharm Co. Ltd.	787	$53,021
*	Taihan Electric Wire Co. Ltd.	29,224	289,191
*	Wemade Co. Ltd.	6,379	216,217
*	WONIK IPS Co. Ltd.	19,600	522,000
	Woori Financial Group, Inc.	941,593	9,649,192
	Youngone Corp.	30,019	830,713
	Yuhan Corp.	28,273	1,470,688

TOTAL SOUTH KOREA			633,484,428

TAIWAN — (18.5%)
#	Accton Technology Corp.	302,000	4,230,836
#	Acer, Inc.	3,398,811	4,676,605
#	Advanced Energy Solution Holding Co. Ltd.	19,000	365,006
	Advantech Co. Ltd.	175,089	2,036,533
	Airtac International Group	107,602	3,809,738
	Alchip Technologies Ltd.	30,000	2,829,450
#	AP Memory Technology Corp.	18,000	207,990
#	ASE Technology Holding Co. Ltd.	1,651,782	7,430,701
	Asia Cement Corp.	2,725,758	3,655,806
	Asia Vital Components Co. Ltd.	173,000	3,412,551
#	ASMedia Technology, Inc.	19,000	1,123,471
	ASPEED Technology, Inc.	31,300	2,930,775
	Asustek Computer, Inc.	627,180	8,224,049
#	AUO Corp.	7,868,498	4,399,745
	AURAS Technology Co. Ltd.	33,000	797,800
	Bizlink Holding, Inc.	24,551	172,959
#	Bora Pharmaceuticals Co. Ltd.	57,255	1,341,951
	Catcher Technology Co. Ltd.	708,429	4,732,076
	Cathay Financial Holding Co. Ltd.	4,347,393	6,722,609
	Chailease Holding Co. Ltd.	1,343,356	7,085,210
	Chang Hwa Commercial Bank Ltd.	5,046,946	2,822,104
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,570,292
#	Chicony Electronics Co. Ltd.	810,497	5,017,470
	Chicony Power Technology Co. Ltd.	134,000	711,981
#	China Airlines Ltd.	5,839,536	3,739,632
*	China Development Financial Holding Corp.	13,997,045	5,851,376
#	China Motor Corp.	241,000	1,055,641
	China Steel Corp.	10,174,932	7,751,484
#	Chipbond Technology Corp.	694,000	1,614,829
#	Chroma ATE, Inc.	372,000	3,021,276
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	3,148,923
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,191,881
	Chunghwa Telecom Co. Ltd.	683,000	2,595,970
	Compal Electronics, Inc.	5,016,541	5,471,836
	Compeq Manufacturing Co. Ltd.	1,260,000	2,968,388
	CTBC Financial Holding Co. Ltd.	10,705,175	11,173,189
	Delta Electronics, Inc.	835,486	8,182,158
	E Ink Holdings, Inc.	602,000	3,848,717
	E.Sun Financial Holding Co. Ltd.	10,308,774	8,662,483
	Eclat Textile Co. Ltd.	171,402	2,696,862
	Elite Material Co. Ltd.	263,000	3,274,576
	eMemory Technology, Inc.	59,000	3,965,539
	Eternal Materials Co. Ltd.	677,161	656,881
	Eva Airways Corp.	5,472,758	5,950,185
#	Evergreen Marine Corp. Taiwan Ltd.	1,127,289	6,550,172
	Far Eastern International Bank	488,111	229,622
	Far Eastern New Century Corp.	3,702,085	3,692,985
	Far EasTone Telecommunications Co. Ltd.	1,940,000	4,812,000
	Faraday Technology Corp.	137,097	1,219,394

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Farglory Land Development Co. Ltd.	48,000	$107,985
	Feng TAY Enterprise Co. Ltd.	471,666	2,345,180
	First Financial Holding Co. Ltd.	9,962,974	8,352,186
	Formosa Chemicals & Fibre Corp.	3,067,518	5,213,680
	Formosa Petrochemical Corp.	487,000	1,076,192
#	Formosa Plastics Corp.	2,995,153	6,292,625
#	Formosa Sumco Technology Corp.	91,000	490,722
#	Formosa Taffeta Co. Ltd.	627,000	439,765
#	Fortune Electric Co. Ltd.	52,000	1,339,491
	Foxconn Technology Co. Ltd.	1,025,627	1,933,081
	Fubon Financial Holding Co. Ltd.	3,608,812	7,634,508
#	Genius Electronic Optical Co. Ltd.	112,695	1,514,875
#	Getac Holdings Corp.	429,000	1,375,361
#	Giant Manufacturing Co. Ltd.	408,810	2,734,973
#	Gigabyte Technology Co. Ltd.	343,000	3,093,308
#	Global Unichip Corp.	86,000	3,571,710
#	Globalwafers Co. Ltd.	286,000	4,544,296
	Gold Circuit Electronics Ltd.	370,000	2,210,305
	Great Wall Enterprise Co. Ltd.	293,000	513,884
	Highwealth Construction Corp.	1,446,768	1,966,982
	Hiwin Technologies Corp.	395,291	2,795,289
	Hon Hai Precision Industry Co. Ltd.	5,740,322	27,325,926
	Hotai Finance Co. Ltd.	228,400	836,645
	Hotai Motor Co. Ltd.	137,960	2,617,965
*	HTC Corp.	170,000	221,226
	Hua Nan Financial Holdings Co. Ltd., Class C	7,414,500	5,371,232
	Innolux Corp.	10,267,469	4,465,329
	International Games System Co. Ltd., Class C	142,000	4,342,535
#	Inventec Corp.	2,220,550	3,562,247
	Jentech Precision Industrial Co. Ltd.	50,000	1,487,619
#	Jinan Acetate Chemical Co. Ltd.	45,538	1,137,049
#	King Slide Works Co. Ltd.	33,000	1,227,492
	King Yuan Electronics Co. Ltd.	1,733,000	5,042,687
	King’s Town Bank Co. Ltd.	329,000	566,552
	Largan Precision Co. Ltd.	78,860	5,256,645
	Lien Hwa Industrial Holdings Corp.	926,685	1,887,592
	Lite-On Technology Corp.	1,573,410	4,762,366
	Lotes Co. Ltd.	90,700	3,973,031
#	Lotus Pharmaceutical Co. Ltd.	205,000	2,026,709
#	Macronix International Co. Ltd.	1,985,074	1,675,482
	Makalot Industrial Co. Ltd.	201,000	2,406,563
	MediaTek, Inc.	759,995	22,914,738
	Mega Financial Holding Co. Ltd.	5,090,817	6,238,344
	Merida Industry Co. Ltd.	185,287	1,331,377
	Micro-Star International Co. Ltd.	878,000	4,272,098
	Mitac Holdings Corp.	16,000	22,089
#	momo.com, Inc.	89,100	1,204,541
	Nan Ya Plastics Corp.	3,355,599	5,826,675
#	Nan Ya Printed Circuit Board Corp.	384,000	2,186,479
#	Nanya Technology Corp.	1,217,010	2,456,466
	Nien Made Enterprise Co. Ltd.	221,000	2,582,684
	Novatek Microelectronics Corp.	668,000	12,622,003
	Nuvoton Technology Corp.	117,000	462,527
	Oneness Biotech Co. Ltd.	236,423	1,145,516
#	Parade Technologies Ltd.	71,000	1,611,883
	Pegatron Corp.	1,946,345	5,804,827
*	PharmaEssentia Corp.	218,869	1,967,953
	Phison Electronics Corp.	169,000	3,607,508
	Pou Chen Corp.	2,506,487	2,774,356

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Powerchip Semiconductor Manufacturing Corp.	3,803,000	$2,657,067
	Powertech Technology, Inc.	902,819	4,807,844
	Poya International Co. Ltd.	53,430	818,571
	President Chain Store Corp.	335,831	2,824,213
#	Qisda Corp.	1,446,000	1,827,170
	Quanta Computer, Inc.	1,165,000	9,143,195
#	Radiant Opto-Electronics Corp.	584,000	3,560,599
	Realtek Semiconductor Corp.	177,950	2,807,189
	Ruentex Development Co. Ltd.	1,695,101	1,994,433
	Ruentex Industries Ltd.	715,214	1,318,979
	Sakura Development Co. Ltd.	147,000	340,895
#	Sanyang Motor Co. Ltd.	556,000	1,432,110
	Shanghai Commercial & Savings Bank Ltd.	3,038,718	4,327,781
	Shihlin Electric & Engineering Corp.	191,000	1,705,869
*	Shin Kong Financial Holding Co. Ltd.	14,244,712	3,764,285
	Silergy Corp.	235,000	3,121,063
	Simplo Technology Co. Ltd.	216,000	2,884,498
	Sinbon Electronics Co. Ltd.	194,000	1,671,073
#	Sino-American Silicon Products, Inc.	686,000	4,084,277
	SinoPac Financial Holdings Co. Ltd.	9,849,762	6,626,578
	Standard Foods Corp.	232,418	273,652
	Synnex Technology International Corp.	1,370,343	3,349,463
	TA Chen Stainless Pipe	2,423,787	2,729,451
	Taichung Commercial Bank Co. Ltd.	3,482,151	1,890,549
	Taishin Financial Holding Co. Ltd.	10,808,066	5,950,594
	Taiwan Business Bank	7,566,784	3,928,590
	Taiwan Cement Corp.	5,327,701	5,236,855
	Taiwan Cooperative Financial Holding Co. Ltd.	7,386,083	5,935,660
	Taiwan FamilyMart Co. Ltd.	48,000	279,167
	Taiwan Fertilizer Co. Ltd.	723,000	1,448,697
# *	Taiwan Glass Industry Corp.	666,375	350,244
	Taiwan High Speed Rail Corp.	1,566,000	1,435,738
	Taiwan Mobile Co. Ltd.	1,443,300	4,606,447
	Taiwan Secom Co. Ltd.	197,670	779,225
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	325,654,405
# *	Tatung Co. Ltd.	1,748,000	3,496,134
#	Teco Electric & Machinery Co. Ltd.	1,579,000	2,682,705
	Tong Yang Industry Co. Ltd.	9,000	32,762
	Tripod Technology Corp.	590,870	3,544,470
	Tung Ho Steel Enterprise Corp.	135,040	303,346
#	Unimicron Technology Corp.	1,357,000	7,504,242
	Union Bank of Taiwan	908,700	429,180
	Uni-President Enterprises Corp.	4,692,033	11,005,657
	United Integrated Services Co. Ltd.	159,000	1,918,413
#	United Microelectronics Corp.	6,239,000	9,585,739
#	Vanguard International Semiconductor Corp.	1,368,000	3,584,839
#	Via Technologies, Inc.	67,000	260,799
	VisEra Technologies Co. Ltd.	117,000	971,505
	Voltronic Power Technology Corp.	75,224	3,559,391
#	Walsin Lihwa Corp.	2,911,818	3,289,080
#	Walsin Technology Corp.	395,000	1,338,972
	Wan Hai Lines Ltd.	901,747	1,400,652
#	Win Semiconductors Corp.	366,034	1,626,820
#	Winbond Electronics Corp.	3,826,257	3,034,454
* ††	Wintek Corp.	604,760	0
#	Wistron Corp.	2,463,699	8,435,852
	Wistron NeWeb Corp.	317,172	1,455,491
	Wiwynn Corp.	53,000	3,770,370
	WPG Holdings Ltd.	1,741,039	4,702,240

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	WT Microelectronics Co. Ltd.	308,945	$1,410,383
	Yageo Corp.	316,055	6,028,590
#	Yang Ming Marine Transport Corp.	2,148,000	3,434,190
#	YFY, Inc.	1,013,000	963,553
	Yuanta Financial Holding Co. Ltd.	8,914,591	8,362,204
#	Yulon Finance Corp.	500,023	2,265,217
#	Yulon Motor Co. Ltd.	782,496	1,641,543
#	Zhen Ding Technology Holding Ltd.	971,700	3,439,401

TOTAL TAIWAN			938,449,681

THAILAND — (1.8%)
	Advanced Info Service PCL	707,700	3,771,472
	AEON Thana Sinsap Thailand PCL	158,300	689,839
	Airports of Thailand PCL	1,823,600	3,210,737
	AP Thailand PCL	3,278,700	955,476
#	Asset World Corp. PCL	5,732,900	680,647
	B Grimm Power PCL	566,400	393,546
	Bangchak Corp. PCL	2,006,900	2,274,414
	Bangkok Bank PCL	529,400	1,957,037
	Bangkok Bank PCL, NVDR	126,700	468,373
	Bangkok Chain Hospital PCL	1,275,700	691,893
	Bangkok Dusit Medical Services PCL, Class F	4,997,100	3,910,305
	Bangkok Expressway & Metro PCL	4,595,999	1,029,325
	Bangkok Life Assurance PCL, NVDR	618,200	300,259
	Banpu PCL	13,101,566	1,962,053
	Banpu Power PCL	603,200	232,751
#	Berli Jucker PCL	1,078,600	713,052
	Betagro PCL	199,400	128,593
	BTS Group Holdings PCL	5,999,300	1,027,943
	Bumrungrad Hospital PCL	288,600	1,907,906
#	Carabao Group PCL, Class F	277,600	513,103
	Central Pattana PCL	882,500	1,512,109
# *	Central Plaza Hotel PCL	299,900	364,153
	Central Retail Corp. PCL	1,256,350	1,169,565
#	CH Karnchang PCL	1,238,600	758,668
	Charoen Pokphand Foods PCL	3,633,123	1,941,064
#	Chularat Hospital PCL, Class F	3,264,600	255,460
#	Com7 PCL, Class F	1,057,300	522,088
	CP ALL PCL	2,220,100	3,444,570
	CP Axtra PCL	86,200	75,594
	Delta Electronics Thailand PCL	1,507,800	2,847,976
	Dohome PCL	36,500	10,637
#	Electricity Generating PCL	167,500	508,466
#	Energy Absolute PCL	1,136,300	942,828
#	Global Power Synergy PCL, Class F	282,900	374,045
	Gulf Energy Development PCL	1,161,100	1,261,044
	Hana Microelectronics PCL	237,900	248,749
	Home Product Center PCL	3,733,413	1,047,693
	Indorama Ventures PCL	1,449,500	934,783
#	Intouch Holdings PCL, Class F	341,400	617,210
	IRPC PCL	12,257,000	651,546
	I-TAIL Corp. PCL	32,600	19,528
*	Jasmine Technology Solution PCL	24,300	33,113
	Kasikornbank PCL	167,300	589,116
	Kasikornbank PCL, NVDR	5,500	19,367
	KCE Electronics PCL	771,600	817,196
#	Kiatnakin Phatra Bank PCL	304,700	427,534
	Krung Thai Bank PCL	1,429,987	648,240
	Krungthai Card PCL	660,700	766,597

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Land & Houses PCL	6,279,800	$1,262,399
	MBK PCL	225,100	103,257
	Mega Lifesciences PCL	451,400	499,390
	Minor International PCL	2,483,983	2,211,857
	MK Restaurants Group PCL	299,100	300,633
#	Muangthai Capital PCL	900,700	1,105,824
	Ngern Tid Lor PCL	1,802,149	1,016,323
	Osotspa PCL	1,262,400	732,369
	Plan B Media PCL, Class F	2,666,500	600,790
*	PSG Corp. PCL	7,645,600	127,908
	PTT Exploration & Production PCL	1,156,055	4,881,884
	PTT Global Chemical PCL	1,790,525	1,775,548
	PTT Oil & Retail Business PCL	1,544,700	779,436
	PTT PCL	6,973,400	6,350,573
	Ramkhamhaeng Hospital PCL, Class F	61,800	52,111
	Ratch Group PCL	792,000	614,409
	SCB X PCL	355,366	1,021,222
	SCG Packaging PCL	928,300	814,078
	Siam Cement PCL	323,300	2,172,199
	Siam City Cement PCL	110,389	414,033
#	Siam Global House PCL	1,363,798	596,156
	SISB PCL	209,700	219,263
#	Srisawad Corp. PCL	1,033,972	1,143,898
*	Star Petroleum Refining PCL	1,867,600	403,152
	Supalai PCL	1,764,100	942,503
	Thai Life Insurance PCL	89,200	22,144
	Thai Oil PCL	1,294,517	1,903,701
#	Thai Union Group PCL, Class F	3,173,640	1,275,964
	Thanachart Capital PCL	314,900	416,355
	Thonburi Healthcare Group PCL	293,000	316,244
	Tisco Financial Group PCL	277,600	728,457
	TMBThanachart Bank PCL	23,842,097	1,164,441
	TOA Paint Thailand PCL	732,000	498,732
*	True Corp. PCL	11,141,686	2,375,049
	TTW PCL	820,068	199,153
	WHA Corp. PCL	9,104,200	1,228,305

TOTAL THAILAND			89,897,423

TURKEY — (1.0%)
	Akbank TAS	1,930,622	3,553,486
	Aksa Enerji Uretim AS	237,721	282,178
	Alarko Holding AS	123,824	445,031
	Anadolu Efes Biracilik Ve Malt Sanayii AS	229,520	1,293,085
	Arcelik AS	76,332	407,630
	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	777,162
	BIM Birlesik Magazalar AS	250,195	2,989,066
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	102,336
	Borusan Yatirim ve Pazarlama AS	3,253	323,954
	Coca-Cola Icecek AS	71,761	1,608,398
	Dogan Sirketler Grubu Holding AS	1,113,296	500,852
	Dogus Otomotiv Servis ve Ticaret AS	85,554	749,466
	EGE Endustri VE Ticaret AS	725	391,864
Ω	Enerjisa Enerji AS	161,809	339,195
	Enka Insaat ve Sanayi AS	775,859	919,309
	Eregli Demir ve Celik Fabrikalari TAS	629,108	834,914
	Ford Otomotiv Sanayi AS	45,341	1,561,730
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	69,557	152,688
*	Gubre Fabrikalari TAS	23,608	112,388
	Is Yatirim Menkul Degerler AS, Class A	610,951	706,096

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Kiler Holding AS	19,833	$27,174
	KOC Holding AS	472,649	3,298,663
#	Kontrolmatik Enerji Ve Muhendislik AS	55,851	406,785
*	Konya Cimento Sanayii AS	1,068	378,360
	Koza Altin Isletmeleri AS	342,314	245,885
	Migros Ticaret AS	59,911	816,507
	Nuh Cimento Sanayi AS	26,563	250,950
	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	543,744
*	Oyak Cimento Fabrikalari AS	355,083	664,088
*	Pegasus Hava Tasimaciligi AS	66,920	2,130,468
*	Petkim Petrokimya Holding AS	1,033,711	660,708
	Politeknik Metal Sanayi ve Ticaret AS	254	145,215
*	Sasa Polyester Sanayi AS	266,173	338,882
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,761	53,272
*	TAV Havalimanlari Holding AS	190,894	1,293,332
	Tofas Turk Otomobil Fabrikasi AS	91,444	777,205
*	Turk Hava Yollari AO	371,110	3,732,744
*	Turk Telekomunikasyon AS	280,668	349,384
	Turk Traktor ve Ziraat Makineleri AS	19,401	551,124
	Turkcell Iletisim Hizmetleri AS	1,012,801	2,521,418
#	Turkiye Garanti Bankasi AS	391,168	998,706
	Turkiye Is Bankasi AS, Class C	5,155,327	2,181,223
	Turkiye Petrol Rafinerileri AS	622,493	3,758,067
	Turkiye Sigorta AS	200,409	409,822
	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,511,511
*	Turkiye Vakiflar Bankasi TAO, Class D	723,445	438,331
	Yapi ve Kredi Bankasi AS	2,835,254	2,839,149

TOTAL TURKEY			49,373,545

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,937,572	6,670,298
	Abu Dhabi Islamic Bank PJSC	1,652,183	5,023,102
	Abu Dhabi National Oil Co. for Distribution PJSC	2,602,586	2,470,714
	ADNOC Drilling Co. PJSC	1,576,637	1,656,319
*	Agility Global PLC	2,014,994	713,194
	Aldar Properties PJSC	3,274,893	4,866,871
*	Alpha Dhabi Holding PJSC	382,520	1,470,388
	Dubai Electricity & Water Authority PJSC	3,588,005	2,294,300
	Dubai Islamic Bank PJSC	4,822,301	7,301,222
	Emaar Properties PJSC	6,568,802	14,688,468
	Emirates Integrated Telecommunications Co. PJSC	53,951	85,906
	Emirates NBD Bank PJSC	2,158,919	9,997,193
	Emirates Telecommunications Group Co. PJSC	1,840,642	8,519,403
	First Abu Dhabi Bank PJSC	2,093,677	7,118,041
*	International Holding Co. PJSC	23,954	2,605,155
*	Multiply Group PJSC	1,013,571	634,118

TOTAL UNITED ARAB EMIRATES			76,114,692

UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC	243,202	5,591,214

TOTAL COMMON STOCKS			4,973,845,600

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
	Banco Bradesco SA, 7.954%	2,309,338	6,226,309
	Centrais Eletricas Brasileiras SA Class B, 4.387%	103,746	830,352
	Cia Energetica de Minas Gerais, 11.044%	1,422,679	2,676,804

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Companhia Paranaense de Energia Class B, 4.182%	1,103,566	$1,931,868
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	122,300	588,112
	Energisa SA, 4.462%	639	938
	Gerdau SA, 7.761%	569,235	2,001,739
	Itau Unibanco Holding SA, 7.531%	1,848,256	11,162,290
	Petroleo Brasileiro SA, 8.432%	2,968,647	24,023,138
	Raizen SA, 6.330%	1,866,087	1,099,685

	TOTAL BRAZIL		50,541,235

	CHILE — (0.0%)
	Embotelladora Andina SA Class B, 6.361%	234,235	662,411

	COLOMBIA — (0.0%)
	Banco Davivienda SA, 4.810%	4,388	23,489
	Grupo Aval Acciones y Valores SA, 8.639%	764,714	90,253
	Grupo de Inversiones Suramericana SA, 5.666%	74,327	438,043

	TOTAL COLOMBIA		551,785

	SOUTH KOREA — (0.0%)
	Hanwha Solutions Corp., 1.647%	409	6,200

	TOTAL PREFERRED STOCKS		51,761,631

	TOTAL INVESTMENT SECURITIES (Cost $3,029,391,388)		5,025,607,231

			Value†

	SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	4,082,518	47,226,566

	TOTAL INVESTMENTS — (100.0%) (Cost $3,076,617,556)		$5,072,833,797

ADR American Depositary Receipt

GDR Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,781,921	$34,962,300	$180,379

Total Futures Contracts			$34,781,921	$34,962,300	$180,379

THE EMERGING MARKETS SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$175,991,027	—	—	$175,991,027
Chile	7,880,419	$14,602,373	—	22,482,792
China	147,881,421	1,051,192,289	—	1,199,073,710
Colombia	4,168,574	82,248	—	4,250,822
Czech Republic	—	8,173,508	—	8,173,508
Egypt	181,307	2,288,515	—	2,469,822
Greece	—	26,717,250	—	26,717,250
Hungary	—	12,920,239	—	12,920,239
India	30,937,677	926,195,588	$965,892	958,099,157
Indonesia	—	87,443,543	—	87,443,543
Kuwait	25,092,585	3,190,615	—	28,283,200
Malaysia	—	78,945,829	—	78,945,829
Mexico	118,455,378	—	—	118,455,378
Peru	6,212,361	—	—	6,212,361
Philippines	—	35,090,843	—	35,090,843
Poland	—	53,937,540	—	53,937,540
Qatar	—	39,108,137	—	39,108,137
Saudi Arabia	—	192,903,264	—	192,903,264
South Africa	15,154,102	115,222,093	—	130,376,195
South Korea	4,042,854	629,441,574	—	633,484,428
Taiwan	4,191,881	934,257,800	—	938,449,681
Thailand	81,431,539	8,465,884	—	89,897,423
Turkey	—	49,373,545	—	49,373,545
United Arab Emirates	—	76,114,692	—	76,114,692
United Kingdom	5,591,214	—	—	5,591,214
Preferred Stocks
Brazil	50,541,235	—	—	50,541,235
Chile	—	662,411	—	662,411
Colombia	551,785	—	—	551,785
South Korea	—	6,200	—	6,200
Securities Lending Collateral	—	47,226,566	—	47,226,566

Total Investments in Securities	$678,305,359	$4,393,562,546	$965,892<>	$5,072,833,797

Financial Instruments
Assets
Futures Contracts**	180,379	—	—	180,379

Total Financial Instruments	$180,379	—	—	$180,379

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (4.2%)
	AES Brasil Energia SA	742,446	$1,354,035
	Allied Tecnologia SA	28,000	40,442
	Allos SA	1,099,632	4,421,738
	Alupar Investimento SA	491,671	2,636,082
*	Anima Holding SA	858,173	558,607
	Arezzo Industria e Comercio SA	203,454	2,034,305
	Auren Energia SA	946,804	2,113,288
	Bemobi Mobile Tech SA	168,819	379,409
*	Blau Farmaceutica SA	59,300	115,000
	Boa Safra Sementes SA	56,737	198,753
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,152	949,548
*	BRF SA	706,737	2,297,447
	Brisanet Participacoes SA	194,326	153,437
*	C&A Modas SA	312,520	663,246
	Camil Alimentos SA	343,208	554,542
	Cia Brasileira de Aluminio	480,841	478,748
*	Cia Brasileira de Distribuicao	762,963	430,513
	Cia de Saneamento de Minas Gerais Copasa MG	652,274	2,459,563
	Cia De Sanena Do Parana	1,529,605	5,357,979
	Cia Siderurgica Nacional SA	917,666	2,460,022
	Cielo SA	3,733,592	4,004,951
*	Clear Sale SA	46,700	70,150
*	CM Hospitalar SA	36,898	35,814
*	Cogna Educacao SA	5,942,553	2,483,407
*	Construtora Tenda SA	167,226	397,406
	Cruzeiro do Sul Educacional SA	258,997	200,510
	CSU Digital SA	83,114	285,391
	Cury Construtora e Incorporadora SA	462,501	1,745,757
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	886,068	3,464,003
Ω	Desktop SA	30,936	77,450
	Dexco SA	1,176,010	1,637,436
*	Diagnosticos da America SA	148,074	134,027
	Dimed SA Distribuidora da Medicamentos	259,932	562,153
	Direcional Engenharia SA	394,136	1,770,067
	EcoRodovias Infraestrutura e Logistica SA	771,778	1,077,570
	Eletromidia SA	12,068	40,439
*	Embraer SA	989,509	6,355,222
*	Embraer SA, Sponsored ADR	293,047	7,487,351
	Empreendimentos Pague Menos SA	377,284	183,825
	Enauta Participacoes SA	396,624	2,086,771
	Eternit SA	146,700	199,457
	Even Construtora e Incorporadora SA	318,794	435,897
	Ez Tec Empreendimentos e Participacoes SA	349,956	928,032
	Fleury SA	827,242	2,306,833
	Fras-Le SA	159,099	552,431
Ω	GPS Participacoes e Empreendimentos SA	909,348	3,283,572
	Grendene SA	760,679	902,396
*	Grupo Casas Bahia SA	237,839	313,753
	Grupo De Moda Soma SA	1,608,896	1,880,753
	Grupo Mateus SA	1,594,576	2,278,580
	Grupo SBF SA	315,224	675,055
*	Guararapes Confeccoes SA	286,331	405,295
*	Hidrovias do Brasil SA	1,155,578	976,965
	Hospital Mater Dei SA	7,600	8,313
	Hypera SA	73,351	417,001

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Infracommerce CXAAS SA	392,205	$55,893
*	International Meal Co. Alimentacao SA, Class A	366,842	112,329
	Iochpe Maxion SA	413,811	980,217
	Irani Papel e Embalagem SA	272,617	473,035
*	IRB-Brasil Resseguros SA	195,419	1,598,696
	Jalles Machado SA	262,872	357,408
	JHSF Participacoes SA	1,096,106	907,687
	JSL SA	200,436	446,606
	Kepler Weber SA	413,924	774,025
	Lavvi Empreendimentos Imobiliarios SA	293,400	492,145
	LOG Commercial Properties e Participacoes SA	130,271	545,161
*	Log-in Logistica Intermodal SA	177,871	1,325,657
	Lojas Quero-Quero SA	576,528	461,880
	Lojas Renner SA	2,067,786	6,104,680
Ω	LWSA SA	1,148,678	1,017,586
	M Dias Branco SA	209,869	1,371,751
	Mahle Metal Leve SA	32,996	194,700
	Marcopolo SA	621,600	635,654
*	Marfrig Global Foods SA	855,283	1,556,528
	Melnick Even Desenvolvimento Imobiliario SA	73,800	61,114
	Mills Locacao Servicos e Logistica SA	533,320	1,362,931
	Minerva SA	865,348	1,019,899
*	Moura Dubeux Engenharia SA	178,200	397,746
	Movida Participacoes SA	470,547	639,769
*	MPM Corporeos SA	156,100	27,958
*	MRV Engenharia e Participacoes SA	1,250,974	1,614,129
*	Multilaser Industrial SA	481,420	176,154
	Multiplan Empreendimentos Imobiliarios SA	857,519	3,780,112
*	Oceanpact Servicos Maritimos SA	43,800	52,972
	Odontoprev SA	876,182	2,016,403
*	Oncoclinicas do Brasil Servicos Medicos SA	155,015	219,719
*	Orizon Valorizacao de Residuos SA	123,107	916,321
	Pet Center Comercio e Participacoes SA	1,026,937	931,494
	Petroreconcavo SA	378,355	1,587,712
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	299,650
	Porto Seguro SA	499,833	2,883,911
	Portobello SA	202,139	230,455
	Positivo Tecnologia SA	245,380	434,753
	Romi SA	162,378	317,401
	Santos Brasil Participacoes SA	1,512,578	3,955,785
*	Sao Carlos Empreendimentos e Participacoes SA	83,405	445,568
	Sao Martinho SA	589,276	3,244,502
#	Sendas Distribuidora SA, ADR	177,058	2,253,948
	Sendas Distribuidora SA	1,154,311	2,916,566
* Ω	Ser Educacional SA	45,110	47,954
*	Serena Energia SA	592,542	938,007
	Simpar SA	1,278,112	1,422,695
	SLC Agricola SA	747,131	2,746,740
	Smartfit Escola de Ginastica e Danca SA	538,137	2,506,940
*	SYN prop e tech SA	26,500	44,961
	Tegma Gestao Logistica SA	116,092	541,491
	TOTVS SA	1,646,258	8,731,262
	Transmissora Alianca de Energia Eletrica SA	1,137,423	7,714,832
	Tres Tentos Agroindustrial SA	253,677	494,398
	Trisul SA	258,582	227,578
	Tupy SA	239,172	1,198,946
	Ultrapar Participacoes SA	1,466,307	7,299,626
	Unipar Carbocloro SA	10,575	106,919
	Usinas Siderurgicas de Minas Gerais SA Usiminas	279,562	402,712

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	187,850	$638,515
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	954,778	1,307,336
	Vittia Fertilizantes E Biologicos SA	35,098	37,919
	Vivara Participacoes SA	329,893	1,407,855
	Vulcabras SA	419,776	1,279,716
	Wilson Sons SA	392,984	1,271,450
	Wiz Co	232,044	310,131
	YDUQS Participacoes SA	864,137	2,428,024
*	Zamp SA	722,529	537,103

TOTAL BRAZIL			174,162,457

CHILE — (0.6%)
	Aguas Andinas SA, Class A	5,245,019	1,496,938
	Besalco SA	1,682,393	972,565
	Camanchaca SA	1,471,136	61,876
	CAP SA	148,607	1,062,562
	Cementos BIO BIO SA	352,724	263,060
	Cia Cervecerias Unidas SA	42,522	260,877
	Cia Cervecerias Unidas SA, Sponsored ADR	17,960	217,316
	Clinica Las Condes SA	694	11,458
	Colbun SA	10,640,268	1,366,427
	Cristalerias de Chile SA	130,323	386,876
	Embotelladora Andina SA, ADR, Class B	47,266	791,705
	Empresa Nacional de Telecomunicaciones SA	450,193	1,547,458
	Empresas Lipigas SA	6,383	24,100
*	Engie Energia Chile SA	1,027,463	843,332
	Forus SA	203,654	345,770
	Grupo Security SA	3,176,300	906,522
	Instituto de Diagnostico SA	2,928	4,468
	Inversiones Aguas Metropolitanas SA	985,615	761,759
	Inversiones La Construccion SA	79,619	698,098
	Multiexport Foods SA	2,241,332	546,296
	Parque Arauco SA	1,756,978	2,644,480
	PAZ Corp. SA	1,023,639	635,337
	Ripley Corp. SA	2,099,713	467,993
	Salfacorp SA	1,151,036	657,015
	Sigdo Koppers SA	1,064,975	1,303,417
	SMU SA	5,878,831	1,089,976
	Sociedad Matriz SAAM SA	34,193,871	3,775,020
	Socovesa SA	897,387	83,182
	SONDA SA	1,171,292	522,174
	Vina Concha y Toro SA	1,087,102	1,449,394

TOTAL CHILE			25,197,451

CHINA — (19.0%)
	361 Degrees International Ltd.	3,755,000	2,278,479
*	3D Medicines, Inc.	15,000	12,509
Ω	3SBio, Inc.	5,534,000	4,423,658
*	5I5J Holding Group Co. Ltd., Class A	601,200	163,704
	AAC Technologies Holdings, Inc.	2,164,500	6,888,814
	ADAMA Ltd., Class A	122,500	106,415
	Addsino Co. Ltd., Class A	317,000	312,401
	Advanced Technology & Materials Co. Ltd., Class A	238,300	289,523
	Aerospace Hi-Tech Holdings Group Ltd., Class A	279,103	318,243
# *	Agile Group Holdings Ltd.	4,656,000	352,959
*	Agora, Inc., ADR	23,025	57,332
*	AIM Vaccine Co. Ltd.	28,600	30,637

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ajisen China Holdings Ltd.	1,634,000	$220,550
# Ω	AK Medical Holdings Ltd.	1,680,000	1,255,042
# *	Alibaba Health Information Technology Ltd.	4,806,000	1,793,978
*	Alibaba Pictures Group Ltd.	34,960,000	2,082,173
# Ω	A-Living Smart City Services Co. Ltd.	1,958,250	744,398
* Ω	Alliance International Education Leasing Holdings Ltd.	1,030,000	66,929
	Allmed Medical Products Co. Ltd., Class A	120,500	136,716
* Ω	Alphamab Oncology	39,000	23,345
	Amoy Diagnostics Co. Ltd., Class A	95,269	286,885
	An Hui Wenergy Co. Ltd., Class A	614,902	706,161
*	ANE Cayman, Inc.	535,500	356,695
	Angang Steel Co. Ltd., Class H	4,430,999	729,617
Ω	Angelalign Technology, Inc.	93,200	933,644
	Anhui Anke Biotechnology Group Co. Ltd., Class A	285,100	401,813
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	445,713
	Anhui Expressway Co. Ltd., Class H	1,738,000	1,913,180
*	Anhui Genuine New Materials Co. Ltd., Class A	91,300	73,481
	Anhui Guangxin Agrochemical Co. Ltd., Class A	180,500	368,649
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	213,729	376,830
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	114,300	299,365
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	221,400	159,521
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	460,742
	Anhui Jinhe Industrial Co. Ltd., Class A	121,800	412,375
*	Anhui Tatfook Technology Co. Ltd., Class A	170,000	190,865
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	142,920	213,497
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	302,500	318,120
	Anhui Xinhua Media Co. Ltd., Class A	152,700	153,325
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	276,500	499,362
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	20,252	460,646
*	Anton Oilfield Services Group	6,422,000	352,988
	Aoshikang Technology Co. Ltd., Class A	75,600	269,673
*	Aotecar New Energy Technology Co. Ltd., Class A	809,100	314,093
*	Aowei Holdings Ltd.	1,451,000	88,042
	ApicHope Pharmaceutical Co. Ltd., Class A	142,770	447,808
	APT Satellite Holdings Ltd.	652,000	185,051
# * Ω	Arrail Group Ltd.	140,000	111,916
	Art Group Holdings Ltd.	320,000	9,058
# * Ω	Ascletis Pharma, Inc.	757,000	125,218
	Asia Cement China Holdings Corp.	1,480,000	378,805
Ω	AsiaInfo Technologies Ltd.	684,800	617,559
*	Autel Intelligent Technology Corp. Ltd., Class A	39,792	147,242
	AviChina Industry & Technology Co. Ltd., Class H	7,607,000	3,271,556
Ω	BAIC Motor Corp. Ltd., Class H	5,408,000	1,533,708
* Ω	Bairong, Inc.	95,000	118,861
	Bank of Chongqing Co. Ltd., Class H	1,949,000	1,179,721
Ω	Bank of Qingdao Co. Ltd., Class H	74,000	21,336
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	811,910	80,820
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	90,105
	Baowu Magnesium Technology Co. Ltd., Class A	164,900	419,061
*	Baoye Group Co. Ltd., Class H	1,132,000	737,210
*	Baozun, Inc., Sponsored ADR	121,692	316,399
	BBMG Corp., Class H	7,209,000	595,581
*	Be Friends Holding Ltd.	58,000	9,968
	Bear Electric Appliance Co. Ltd., Class A	38,147	306,886
	Befar Group Co. Ltd., Class A	309,700	171,100
	Beibuwan Port Co. Ltd., Class A	278,581	310,428
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	70,920	243,795
	Beijing Capital Development Co. Ltd., Class A	532,676	202,648
*	Beijing Capital International Airport Co. Ltd., Class H	5,730,000	1,823,324

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Career International Co. Ltd., Class A	46,000	$131,381
	Beijing Certificate Authority Co. Ltd., Class A	67,587	193,320
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	212,000	314,533
	Beijing Dahao Technology Corp. Ltd., Class A	139,800	249,998
	Beijing Energy International Holding Co. Ltd.	19,934,000	364,292
	Beijing Enterprises Holdings Ltd.	1,535,500	4,915,978
	Beijing Enterprises Water Group Ltd.	12,240,000	3,087,060
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	361,868	327,776
*	Beijing Haixin Energy Technology Co. Ltd., Class A	565,000	184,134
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	24,769	381,829
*	Beijing Jetsen Technology Co. Ltd., Class A	504,900	356,673
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,650,000	1,131,464
*	Beijing Jingyuntong Technology Co. Ltd., Class A	483,800	232,550
*	Beijing Leike Defense Technology Co. Ltd., Class A	312,407	189,314
*	Beijing North Star Co. Ltd., Class H	2,396,000	204,462
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	633,200	73,879
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	277,454	283,911
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	136,448
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	44,867
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	43,400	45,749
*	Beijing Shunxin Agriculture Co. Ltd., Class A	152,300	392,227
*	Beijing Sinnet Technology Co. Ltd., Class A	233,200	299,893
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	281,595
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	193,800	121,658
	Beijing Strong Biotechnologies, Inc., Class A	101,500	259,603
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	91,813
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	779,000	948,128
	Beijing Ultrapower Software Co. Ltd., Class A	144,800	192,299
	Beijing United Information Technology Co. Ltd., Class A	112,000	399,597
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	245,000	66,178
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	91,748
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	51,200	240,107
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	263,657	315,522
*	Bengang Steel Plates Co. Ltd., Class A	401,600	177,766
	Bestore Co. Ltd., Class A	34,700	71,987
*	Bestway Marine & Energy Technology Co. Ltd., Class A	234,300	123,057
# *	Bilibili, Inc., Class Z	504,380	6,404,704
*	Billion Industrial Holdings Ltd.	44,000	24,349
	Binhai Investment Co. Ltd.	50,000	7,618
	Binjiang Service Group Co. Ltd.	125,500	279,041
	Black Peony Group Co. Ltd., Class A	264,549	170,172
Ω	Blue Moon Group Holdings Ltd.	1,740,500	488,242
	Blue Sail Medical Co. Ltd., Class A	252,600	197,465
Ω	BOC Aviation Ltd.	576,000	4,581,352
	BOE Varitronix Ltd.	831,000	573,173
*	Bohai Leasing Co. Ltd., Class A	1,245,700	427,851
	Bosideng International Holdings Ltd.	11,634,000	6,734,542
	Bright Dairy & Food Co. Ltd., Class A	303,700	377,932
	BrightGene Bio-Medical Technology Co. Ltd., Class A	101,648	434,375
††	Brilliance China Automotive Holdings Ltd.	9,222,000	7,657,813
	B-Soft Co. Ltd., Class A	344,348	202,524
	BYD Electronic International Co. Ltd.	194,000	653,544
	C C Land Holdings Ltd.	11,616,015	1,760,613
	C&D International Investment Group Ltd.	2,021,373	4,004,171
	C&D Property Management Group Co. Ltd.	114,000	48,064
	C&S Paper Co. Ltd., Class A	239,078	292,961
	Cabbeen Fashion Ltd.	683,000	65,617

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Camel Group Co. Ltd., Class A	275,435	$312,724
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	377,100	193,894
	Canny Elevator Co. Ltd., Class A	84,800	81,474
#	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,277,817
	Capital Environment Holdings Ltd.	15,260,000	160,422
	Castech, Inc., Class A	135,800	498,596
	CCS Supply Chain Management Co. Ltd., Class A	113,600	73,197
	Central China Management Co. Ltd.	1,270,626	17,867
	Central China New Life Ltd.	828,000	115,958
	Central China Securities Co. Ltd., Class H	3,162,000	446,655
	CETC Digital Technology Co. Ltd., Class A	140,100	386,731
# *	CGN Mining Co. Ltd.	6,980,000	1,799,224
#	CGN New Energy Holdings Co. Ltd.	4,990,000	1,486,225
	CGN Nuclear Technology Development Co. Ltd., Class A	237,100	211,526
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	205,029
	Changzhou Qianhong Biopharma Co. Ltd., Class A	162,800	119,873
	Chaoju Eye Care Holdings Ltd.	214,500	104,897
	Chaowei Power Holdings Ltd.	1,603,000	286,290
*	Chen Lin Education Group Holdings Ltd.	416,000	79,930
	Cheng De Lolo Co. Ltd., Class A	256,650	325,611
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	118,582
*	Chengdu CORPRO Technology Co. Ltd., Class A	120,100	270,597
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	113,900	224,998
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	76,477
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	229,988
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	183,795	549,454
	Chengdu Kanghua Biological Products Co. Ltd., Class A	29,300	253,256
	Chengdu Leejun Industrial Co. Ltd., Class A	144,300	115,952
	Chengdu Wintrue Holding Co. Ltd., Class A	256,900	287,267
*	Chengtun Mining Group Co. Ltd., Class A	737,100	496,933
	Chenguang Biotech Group Co. Ltd., Class A	95,000	123,588
	Chengzhi Co. Ltd., Class A	295,000	314,645
	Chervon Holdings Ltd.	51,400	124,828
	China Aerospace International Holdings Ltd.	8,284,500	333,387
	China Aircraft Leasing Group Holdings Ltd.	1,104,000	481,170
	China BlueChemical Ltd., Class H	4,880,000	1,549,209
* Ω	China Bohai Bank Co. Ltd., Class H	4,142,500	543,924
*	China Boton Group Co. Ltd.	182,000	58,537
	China CAMC Engineering Co. Ltd., Class A	332,197	351,031
	China Chunlai Education Group Co. Ltd.	41,000	25,090
#	China Cinda Asset Management Co. Ltd., Class H	29,630,000	2,670,158
	China Communications Services Corp. Ltd., Class H	7,542,000	3,605,428
# *	China Conch Environment Protection Holdings Ltd.	3,429,500	325,608
	China Conch Venture Holdings Ltd.	4,553,000	3,321,027
*	China CYTS Tours Holding Co. Ltd., Class A	98,400	147,214
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	1,768,604
	China Design Group Co. Ltd., Class A	171,500	231,627
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,076,000	283,051
# * ††	China Dili Group	12,625,699	199,811
	China Dongxiang Group Co. Ltd.	8,517,985	416,982
# Ω	China East Education Holdings Ltd.	1,231,000	371,112
	China Education Group Holdings Ltd.	3,177,161	1,793,774
	China Electronics Huada Technology Co. Ltd.	2,622,000	435,812
	China Electronics Optics Valley Union Holding Co. Ltd.	7,892,000	307,101
#	China Everbright Environment Group Ltd.	11,255,000	4,563,759
Ω	China Everbright Greentech Ltd.	984,000	83,841
	China Everbright Ltd.	2,864,000	1,527,134
Ω	China Feihe Ltd.	9,856,000	5,389,908
*	China Financial Services Holdings Ltd.	126,200	4,234

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Foods Ltd.	3,906,000	$1,496,071
	China Gas Holdings Ltd.	8,237,600	7,713,119
	China Glass Holdings Ltd.	2,950,000	308,774
# *	China Gold International Resources Corp. Ltd.	743,100	4,304,177
*	China Grand Automotive Services Group Co. Ltd., Class A	1,079,400	222,640
*	China Greenland Broad Greenstate Group Co. Ltd.	4,328,000	33,196
	China Hanking Holdings Ltd.	1,943,000	260,904
	China Harmony Auto Holding Ltd.	866,000	56,054
*	China High Speed Railway Technology Co. Ltd., Class A	655,400	197,525
*	China High Speed Transmission Equipment Group Co. Ltd.	1,398,000	139,437
# ††	China Huiyuan Juice Group Ltd.	3,902,101	174,885
	China International Marine Containers Group Co. Ltd., Class H	3,061,980	2,590,184
	China Jinmao Holdings Group Ltd.	18,508,757	1,568,383
	China Kepei Education Group Ltd.	1,184,000	223,752
	China Kings Resources Group Co. Ltd., Class A	90,440	414,777
	China Leadshine Technology Co. Ltd., Class A	29,900	82,124
	China Lesso Group Holdings Ltd.	3,308,000	1,386,666
	China Lilang Ltd.	1,190,000	727,252
* Ω	China Literature Ltd.	1,223,600	4,370,763
*	China Longevity Group Co. Ltd.	1,076,350	35,361
# * ††	China Maple Leaf Educational Systems Ltd.	4,506,000	211,134
	China Medical System Holdings Ltd.	4,648,500	4,150,409
	China Meidong Auto Holdings Ltd.	1,584,000	511,241
	China Merchants Land Ltd.	3,266,000	118,269
	China Merchants Port Holdings Co. Ltd.	4,578,107	6,045,916
	China Merchants Property Operation & Service Co. Ltd., Class A	206,000	303,447
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	8,815,000	728,316
	China National Accord Medicines Corp. Ltd., Class A	93,800	454,247
	China National Building Material Co. Ltd., Class H	11,802,000	4,566,641
Ω	China New Higher Education Group Ltd.	1,994,000	594,675
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	471,300	330,665
	China Nonferrous Mining Corp. Ltd.	3,347,000	3,025,517
*	China Oil & Gas Group Ltd.	13,878,000	369,402
	China Oriental Group Co. Ltd.	3,506,000	468,022
	China Overseas Grand Oceans Group Ltd.	5,457,434	1,172,266
#	China Overseas Property Holdings Ltd.	4,865,000	2,959,066
	China Power International Development Ltd.	16,804,333	6,781,147
	China Publishing & Media Co. Ltd., Class A	294,115	296,711
	China Railway Hi-tech Industry Co. Ltd., Class A	287,200	309,012
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,153,000	446,852
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	185,202
*	China Rare Earth Holdings Ltd.	5,364,799	241,868
	China Reinsurance Group Corp., Class H	18,220,000	1,297,084
# * †† Ω	China Renaissance Holdings Ltd.	773,400	134,458
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	98,700	427,753
	China Resources Building Materials Technology Holdings Ltd.	7,406,000	1,249,985
	China Resources Medical Holdings Co. Ltd.	2,552,000	1,344,350
Ω	China Resources Pharmaceutical Group Ltd.	5,024,500	3,249,153
#	China Risun Group Ltd.	4,163,000	1,672,152
# *	China Ruyi Holdings Ltd.	17,620,000	4,413,325
*	China Sanjiang Fine Chemicals Co. Ltd.	2,029,000	483,223
# Ω	China Shengmu Organic Milk Ltd.	9,923,000	244,067
	China Shineway Pharmaceutical Group Ltd.	993,200	1,171,438
*	China Silver Group Ltd.	1,048,000	39,279
	China State Construction Development Holdings Ltd.	842,000	263,855
	China State Construction International Holdings Ltd.	3,430,000	3,619,002
# *	China Sunshine Paper Holdings Co. Ltd.	1,828,000	440,593

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	$2,567,494
	China Taiping Insurance Holdings Co. Ltd.	4,399,000	4,022,073
	China Testing & Certification International Group Co. Ltd., Class A	189,192	194,789
# *	China Tianrui Group Cement Co. Ltd., Class C	256,000	1,571
*	China Tianying, Inc., Class A	594,100	383,076
#	China Tobacco International HK Co. Ltd.	561,000	859,303
	China Traditional Chinese Medicine Holdings Co. Ltd.	9,736,000	5,301,492
*	China TransInfo Technology Co. Ltd., Class A	155,100	209,064
	China Travel International Investment Hong Kong Ltd.	9,487,900	1,521,260
	China Tungsten & Hightech Materials Co. Ltd., Class A	295,840	438,503
	China Water Affairs Group Ltd.	3,782,000	2,348,844
	China West Construction Group Co. Ltd., Class A	240,900	196,701
	China XLX Fertiliser Ltd.	1,865,000	847,745
	China Yongda Automobiles Services Holdings Ltd.	2,656,500	719,858
Ω	China Youran Dairy Group Ltd.	114,000	17,381
# * Ω	China Yuhua Education Corp. Ltd.	4,832,000	417,605
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	70,600	20,437
††	China Zhongwang Holdings Ltd.	8,794,400	354,128
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	105,400	119,329
	Chinasoft International Ltd.	9,242,000	5,557,453
	Chongqing Department Store Co. Ltd., Class A	99,800	357,993
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	222,200	418,337
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	29,400	57,571
	Chongqing Gas Group Corp. Ltd., Class A	245,800	202,951
	Chongqing Machinery & Electric Co. Ltd., Class H	3,274,000	282,883
	Chongqing Rural Commercial Bank Co. Ltd., Class H	6,265,000	2,681,625
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	231,826	261,091
	Chongqing Zaisheng Technology Corp. Ltd., Class A	228,220	100,780
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	264,337	426,013
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	283,310	268,524
	CIMC Enric Holdings Ltd.	2,856,000	2,825,643
Ω	CIMC Vehicles Group Co. Ltd., Class H	284,000	267,683
	Cisen Pharmaceutical Co. Ltd., Class A	57,900	127,649
	CITIC Resources Holdings Ltd.	8,460,600	569,911
	City Development Environment Co. Ltd., Class A	161,100	273,347
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	951,116
* Ω	Cloud Music, Inc.	16,150	199,779
# *	ClouDr Group Ltd.	52,700	20,180
*	CMGE Technology Group Ltd.	4,176,000	709,284
	CMST Development Co. Ltd., Class A	518,500	370,168
*	CNFinance Holdings Ltd., ADR	46,226	85,518
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	289,140	310,074
	COFCO Biotechnology Co. Ltd., Class A	365,800	317,655
# *	COFCO Joycome Foods Ltd.	8,412,000	1,908,379
#	Comba Telecom Systems Holdings Ltd.	5,740,001	436,273
	Concord New Energy Group Ltd.	25,104,964	1,948,888
	Consun Pharmaceutical Group Ltd.	2,208,000	1,646,507
*	Continental Aerospace Technologies Holding Ltd.	15,155,722	340,543
	COSCO SHIPPING Development Co. Ltd., Class H	11,661,000	1,220,166
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,592,442
#	COSCO SHIPPING Ports Ltd.	4,673,121	2,867,702
#	CPMC Holdings Ltd.	2,382,000	2,031,971
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	281,842
	CSG Holding Co. Ltd., Class A	344,300	266,257
	CSSC Hong Kong Shipping Co. Ltd.	3,460,000	612,613
	CTS International Logistics Corp. Ltd., Class A	305,720	280,170
*	CWT International Ltd.	24,080,000	138,520
*	Da Ming International Holdings Ltd.	880,000	118,057

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Daan Gene Co. Ltd., Class A	294,060	$282,994
*	Dada Nexus Ltd., ADR	20,162	40,929
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	441,200	291,333
	Dalipal Holdings Ltd.	1,198,000	764,605
#	Datang International Power Generation Co. Ltd., Class H	8,940,000	1,759,400
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	386,856
	DBG Technology Co. Ltd., Class A	180,683	559,088
	DeHua TB New Decoration Materials Co. Ltd., Class A	193,916	284,852
*	Deppon Logistics Co. Ltd., Class A	114,200	261,431
	Dian Diagnostics Group Co. Ltd., Class A	135,159	262,445
	Digital China Holdings Ltd.	1,800,500	657,243
	Digital China Information Service Group Co. Ltd., Class A	229,764	427,727
*	Dingdang Health Technology Group Ltd.	95,000	14,531
	Dongfang Electric Corp. Ltd., Class H	11,200	15,193
	Dongfang Electronics Co. Ltd., Class A	276,400	400,957
#	Dongfeng Motor Group Co. Ltd., Class H	7,268,000	2,635,686
	Dongguan Aohai Technology Co. Ltd., Class A	64,200	295,332
	Dongguan Development Holdings Co. Ltd., Class A	234,900	327,049
	Dongyue Group Ltd.	4,984,000	4,394,677
# *	DouYu International Holdings Ltd.	53,939	462,794
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,206,000	437,035
# * Ω	East Buy Holding Ltd.	478,000	1,010,590
	East Group Co. Ltd., Class A	531,800	407,460
	E-Commodities Holdings Ltd.	3,824,000	790,879
	Edan Instruments, Inc., Class A	141,500	194,997
	Edifier Technology Co. Ltd., Class A	143,600	252,573
	Edvantage Group Holdings Ltd.	873,516	273,822
	EEKA Fashion Holdings Ltd.	677,500	1,124,929
	Electric Connector Technology Co. Ltd., Class A	89,713	526,426
	Elion Energy Co. Ltd., Class A	780,761	221,026
	Era Co. Ltd., Class A	306,500	194,792
	Essex Bio-technology Ltd.	871,000	255,129
	Eternal Asia Supply Chain Management Ltd., Class A	588,300	292,660
#	EVA Precision Industrial Holdings Ltd.	3,246,435	325,948
	Ever Sunshine Services Group Ltd.	1,652,000	346,997
*	EverChina International Holdings Co. Ltd.	12,920,000	194,630
# * Ω	Everest Medicines Ltd.	447,500	1,389,654
*	Fangda Special Steel Technology Co. Ltd., Class A	536,000	307,397
*	Fanhua, Inc., Sponsored ADR	154,988	495,962
	Far East Horizon Ltd.	4,945,000	3,670,713
	FAWER Automotive Parts Co. Ltd., Class A	398,800	314,799
	Fibocom Wireless, Inc., Class A	160,420	381,560
*	FIH Mobile Ltd.	9,560,000	1,064,272
	Financial Street Holdings Co. Ltd., Class A	607,398	258,346
	FinVolution Group, ADR	376,583	1,796,301
	First Tractor Co. Ltd., Class H	1,033,176	1,069,927
	Foryou Corp., Class A	62,600	268,575
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	63,301
	Fosun International Ltd.	5,664,500	3,342,005
	Fu Shou Yuan International Group Ltd.	4,369,000	2,957,734
	Fufeng Group Ltd.	6,291,600	4,590,677
* ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	178,092	317,771
	Fujian Longking Co. Ltd., Class A	20,300	38,500
	Fujian Star-net Communication Co. Ltd., Class A	134,073	281,912
*	Fullshare Holdings Ltd.	422,000	23,846
*	Fusen Pharmaceutical Co. Ltd.	141,000	15,516
	Gansu Energy Chemical Co. Ltd., Class A	214,700	104,354
	Gansu Shangfeng Cement Co. Ltd., Class A	235,561	225,871

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gaona Aero Material Co. Ltd., Class A	133,520	$326,930
*	Gaush Meditech Ltd.	4,800	12,225
	G-bits Network Technology Xiamen Co. Ltd., Class A	11,500	309,248
*	GDS Holdings Ltd., Class A	3,029,800	3,077,664
	Gemdale Corp., Class A	362,800	198,528
	Gemdale Properties & Investment Corp. Ltd.	18,202,000	647,614
Ω	Genertec Universal Medical Group Co. Ltd.	2,305,000	1,383,916
	Geovis Technology Co. Ltd., Class A	38,985	289,569
	GEPIC Energy Development Co. Ltd., Class A	373,900	322,796
	Getein Biotech, Inc., Class A	128,496	166,484
* Ω	Giant Biogene Holding Co. Ltd.	461,200	2,809,969
	Glarun Technology Co. Ltd., Class A	84,400	166,254
# *	Global New Material International Holdings Ltd.	179,000	93,264
*	Glorious Property Holdings Ltd.	11,042,501	14,093
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	410,014
	GoldenHome Living Co. Ltd., Class A	38,792	116,776
	Goldenmax International Group Ltd., Class A	183,600	174,368
	Goldpac Group Ltd.	1,007,000	185,320
	Goldwind Science & Technology Co. Ltd., Class H	2,272,600	908,706
# *	GOME Retail Holdings Ltd.	34,090,000	143,329
*	Gosuncn Technology Group Co. Ltd., Class A	247,600	121,891
*	Grand Baoxin Auto Group Ltd.	13,992	299
	Grand Pharmaceutical Group Ltd., Class L	3,333,000	1,839,814
	Grandblue Environment Co. Ltd., Class A	54,900	139,467
*	Grandjoy Holdings Group Co. Ltd., Class A	622,400	226,507
*	Greatview Aseptic Packaging Co. Ltd.	2,771,000	748,345
*	Gree Real Estate Co. Ltd., Class A	408,600	328,399
	Greentown China Holdings Ltd.	3,388,648	2,971,223
Ω	Greentown Management Holdings Co. Ltd.	1,836,000	1,569,388
#	Greentown Service Group Co. Ltd.	4,408,000	2,002,653
	GRG Metrology & Test Group Co. Ltd., Class A	132,900	267,760
	Grinm Advanced Materials Co. Ltd., Class A	153,300	202,895
	Guangdong Advertising Group Co. Ltd., Class A	355,200	258,877
	Guangdong Aofei Data Technology Co. Ltd., Class A	207,339	339,782
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	528,800	409,770
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	353,600	281,464
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	397,321
	Guangdong Dongpeng Holdings Co. Ltd., Class A	203,200	191,120
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	214,289
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	146,900	146,108
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	55,500	108,775
	Guangdong Hongda Holdings Group Co. Ltd., Class A	150,300	440,961
	Guangdong Hybribio Biotech Co. Ltd., Class A	157,856	136,044
	Guangdong Investment Ltd.	8,462,000	4,420,254
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	65,100	296,986
	Guangdong Land Holdings Ltd.	514,800	18,765
	Guangdong Sirio Pharma Co. Ltd., Class A	18,900	101,948
	Guangdong South New Media Co. Ltd., Class A	56,100	291,510
	Guangdong Tapai Group Co. Ltd., Class A	289,700	276,549
	Guangdong Topstar Technology Co. Ltd., Class A	51,900	96,758
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	179,030	409,320
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	585,200	176,286
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	167,803	350,205
*	Guangshen Railway Co. Ltd., Class H	4,378,000	1,188,503
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	716,290
	Guangxi LiuYao Group Co. Ltd., Class A	51,780	162,624
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	537,900	181,119
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	330,000	877,829

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	97,600	$321,660
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	228,617
	Guangzhou Restaurant Group Co. Ltd., Class A	121,741	306,893
	Guangzhou Wondfo Biotech Co. Ltd., Class A	100,200	381,973
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	73,000	143,877
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	286,300	255,403
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	196,800	200,688
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	483,496	389,066
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	472,400	257,893
	Guizhou Zhenhua E-chem, Inc., Class A	106,771	190,579
# *	Guolian Securities Co. Ltd., Class H	1,344,000	621,600
	Guomai Technologies, Inc., Class A	147,400	141,471
# * Ω	Haichang Ocean Park Holdings Ltd.	7,932,000	810,604
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	60,551
	Hainan Haide Capital Management Co. Ltd., Class A	181,400	246,401
*	Hainan Meilan International Airport Co. Ltd., Class H	663,000	645,666
	Hainan Poly Pharm Co. Ltd., Class A	103,800	177,293
	Hainan Strait Shipping Co. Ltd., Class A	474,150	420,967
	Haitian International Holdings Ltd.	2,453,000	7,989,045
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,870,000	310,910
	Hand Enterprise Solutions Co. Ltd., Class A	232,000	211,450
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	226,570
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	57,900	147,127
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	29,539	182,941
	Hangzhou Lion Microelectronics Co. Ltd., Class A	92,100	279,331
	Hangzhou Onechance Tech Corp., Class A	55,570	136,770
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	71,400	315,295
* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	67,663
	Harbin Boshi Automation Co. Ltd., Class A	272,200	575,334
	Harbin Electric Co. Ltd., Class H	1,983,413	640,634
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	65,000	19,485
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	218,768
	HBIS Resources Co. Ltd., Class A	151,000	376,757
* Ω	HBM Holdings Ltd.	1,129,000	168,434
	Health & Happiness H&H International Holdings Ltd	703,000	913,944
*	Healthcare Co. Ltd., Class A	16,300	18,838
	Hefei Meiya Optoelectronic Technology, Inc., Class A	74,700	184,085
	Hefei Urban Construction Development Co. Ltd., Class A	189,100	130,434
	Helens International Holdings Co. Ltd.	75,000	31,481
	Hello Group, Inc., Sponsored ADR	477,192	2,782,029
	Henan Liliang Diamond Co. Ltd., Class A	41,100	191,183
	Henan Lingrui Pharmaceutical Co., Class A	160,300	562,578
	Henan Mingtai Al Industrial Co. Ltd., Class A	235,900	398,339
	Henan Thinker Automatic Equipment Co. Ltd., Class A	48,300	145,424
*	Henan Yicheng New Energy Co. Ltd., Class A	485,600	273,257
	Henan Yuguang Gold & Lead Co. Ltd., Class A	254,900	230,780
*	Henan Yuneng Holdings Co. Ltd., Class A	159,200	93,869
	Henan Zhongyuan Expressway Co. Ltd., Class A	329,223	170,025
	Hengan International Group Co. Ltd.	1,944,500	6,528,018
*	Hengdeli Holdings Ltd.	12,009,399	233,468
	Hexing Electrical Co. Ltd., Class A	149,090	938,969
*	Hezong Sience&Technology Co. Ltd., Class A	239,500	95,931
*	Hi Sun Technology China Ltd.	5,487,000	364,008
	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	6,282,496
	Homeland Interactive Technology Ltd.	50,000	13,325
*	Hongli Zhihui Group Co. Ltd., Class A	79,400	67,632
*	Hopson Development Holdings Ltd.	4,531,026	2,153,160
*	Horizon Construction Development Ltd.	166,851	42,370
# * Ω	Hua Hong Semiconductor Ltd.	1,797,000	3,541,353

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huabao Flavours & Fragrances Co. Ltd., Class A	67,886	$174,694
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	430,900	237,679
*	Huafu Fashion Co. Ltd., Class A	362,752	238,236
# *	Huanxi Media Group Ltd.	1,820,000	131,754
	Huapont Life Sciences Co. Ltd., Class A	468,600	299,971
	Huaxin Cement Co. Ltd., Class H	271,400	241,750
#	Huazhong In-Vehicle Holdings Co. Ltd.	1,984,000	593,178
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	895,669	293,266
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	71,800	266,108
	Huishang Bank Corp. Ltd., Class H	34,000	10,346
# * Ω	Huitongda Network Co. Ltd., Class H	22,200	81,229
	Hunan Aihua Group Co. Ltd., Class A	94,287	192,294
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	501,400	177,701
	Hunan Gold Corp. Ltd., Class A	289,800	619,425
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	274,979
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	206,332
*	HUYA, Inc., ADR	253,308	1,137,353
# Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,027,400	4,240,522
*	Hytera Communications Corp. Ltd., Class A	445,900	260,944
*	HyUnion Holding Co. Ltd., Class A	272,100	213,132
# * Ω	iDreamSky Technology Holdings Ltd.	646,800	239,304
Ω	IMAX China Holding, Inc.	306,000	275,202
	Infore Environment Technology Group Co. Ltd., Class A	621,200	438,972
Ω	Ingdan, Inc.	1,760,000	238,442
*	Inkeverse Group Ltd.	716,000	75,319
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	146,400	88,192
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	187,200	331,463
# * Ω	InnoCare Pharma Ltd.	1,663,000	977,751
	Innuovo Technology Co. Ltd., Class A	266,900	228,179
	Inspur Digital Enterprise Technology Ltd.	1,410,000	696,325
	Intco Medical Technology Co. Ltd., Class A	145,227	552,190
	Intron Technology Holdings Ltd.	830,000	199,911
*	iQIYI, Inc., ADR	1,120,179	5,432,868
	IVD Medical Holding Ltd.	291,000	74,770
	Jack Technology Co. Ltd., Class A	117,400	430,314
# * Ω	Jacobio Pharmaceuticals Group Co. Ltd.	514,800	110,821
	Jade Bird Fire Co. Ltd., Class A	151,784	304,095
	Jafron Biomedical Co. Ltd., Class A	7,600	28,858
	Jenkem Technology Co. Ltd., Class A	14,415	159,159
	JH Educational Technology, Inc.	944,000	83,962
	Jia Yao Holdings Ltd.	54,000	24,146
	Jiajiayue Group Co. Ltd., Class A	136,899	200,499
	Jiangling Motors Corp. Ltd., Class A	152,600	548,357
	Jiangsu Azure Corp., Class A	243,600	281,989
	Jiangsu Cnano Technology Co. Ltd., Class A	71,892	290,552
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	151,500	217,211
	Jiangsu Expressway Co. Ltd., Class H	1,254,000	1,229,818
	Jiangsu Guomao Reducer Co. Ltd., Class A	118,800	222,672
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	442,442
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	43,300	290,335
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	143,100	161,683
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	139,100	205,310
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	573,920	311,310
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	139,700	321,731
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	100,240	271,158
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	147,120	443,245
	Jiangsu Linyang Energy Co. Ltd., Class A	415,500	378,561
*	Jiangsu Lopal Tech Co. Ltd., Class A	83,200	111,029
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	104,300	366,060

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	192,952	$272,905
	Jiangsu Shagang Co. Ltd., Class A	515,400	284,768
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	258,600	229,067
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	105,157	130,669
	Jiangsu Sopo Chemical Co., Class A	213,701	200,712
	Jiangsu ToLand Alloy Co. Ltd., Class A	72,735	242,264
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	532,710	304,994
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	583,900	214,739
#	Jiangxi Bank Co. Ltd., Class H	325,000	31,489
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	148,531
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	62,300	70,515
	Jiangxi Wannianqing Cement Co. Ltd., Class A	200,030	153,738
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	27,800	77,521
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	723,257
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	299,034	308,884
	Jiayou International Logistics Co. Ltd., Class A	120,056	421,624
*	Jilin Chemical Fibre, Class A	532,702	267,743
	Jilin Electric Power Co. Ltd., Class A	584,300	381,677
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	17,645
#	Jinchuan Group International Resources Co. Ltd.	7,638,000	746,046
	Jingjin Equipment, Inc., Class A	92,400	295,599
	Jinhui Liquor Co. Ltd., Class A	111,000	335,930
*	Jinke Smart Services Group Co. Ltd., Class H	239,700	277,486
#	JinkoSolar Holding Co. Ltd., ADR	141,757	3,419,179
	Jinlei Technology Co. Ltd., Class A	30,000	77,777
	Jinmao Property Services Co. Ltd.	122,779	38,171
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	185,421
	Jinneng Science&Technology Co. Ltd., Class A	214,500	200,642
* Ω	Jinxin Fertility Group Ltd.	4,172,500	1,407,155
	Jinyu Bio-Technology Co. Ltd., Class A	189,400	238,408
# Ω	Jiumaojiu International Holdings Ltd.	2,781,000	1,746,631
	Jiuzhitang Co. Ltd., Class A	203,300	219,903
	JNBY Design Ltd.	642,000	1,168,932
	Joinn Laboratories China Co. Ltd., Class A	105,800	238,413
	Jointo Energy Investment Co. Ltd. Hebei, Class A	584,396	560,277
	Joy City Property Ltd.	15,012,000	425,167
	Joyoung Co. Ltd., Class A	158,340	252,703
Ω	JS Global Lifestyle Co. Ltd.	4,302,500	829,670
	JSTI Group, Class A	290,388	338,887
	Ju Teng International Holdings Ltd.	3,672,000	484,214
	Juewei Food Co. Ltd., Class A	70,600	197,282
# * Ω	JW Cayman Therapeutics Co. Ltd.	467,500	106,281
*	JY Grandmark Holdings Ltd.	431,000	44,189
	Kaishan Group Co. Ltd., Class A	216,100	385,847
* Ω	Kangda International Environmental Co. Ltd.	467,000	13,828
	Kangji Medical Holdings Ltd.	969,000	891,607
*	Kasen International Holdings Ltd.	1,412,000	49,965
	KBC Corp. Ltd., Class A	25,458	131,296
	Kehua Data Co. Ltd., Class A	102,200	372,475
	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	161,901
*	Kidswant Children Products Co. Ltd., Class A	150,900	134,182
	Kinetic Development Group Ltd.	2,434,000	282,547
	Kingboard Holdings Ltd.	2,344,921	5,153,607
#	Kingboard Laminates Holdings Ltd.	3,720,000	3,186,650
	KingClean Electric Co. Ltd., Class A	73,640	267,406
# *	Kingsoft Cloud Holdings Ltd.	2,408,000	502,634
	Kingsoft Corp. Ltd.	2,800,000	9,097,151
*	Ko Yo Chemical Group Ltd.	808,000	7,509
	Konfoong Materials International Co. Ltd., Class A	20,900	137,873

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Konka Group Co. Ltd., Class A	373,684	$157,827
	KPC Pharmaceuticals, Inc., Class A	259,500	813,103
	Kunlun Energy Co. Ltd.	4,740,000	4,594,855
	Kunshan Dongwei Technology Co. Ltd., Class A	42,256	195,051
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	87,520	295,606
*	KWG Group Holdings Ltd.	4,655,450	208,593
*	KWG Living Group Holdings Ltd.	3,172,225	142,954
*	Lakala Payment Co. Ltd., Class A	162,100	322,192
*	Lancy Co. Ltd., Class A	104,200	250,749
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	16,100	9,378
	Laobaixing Pharmacy Chain JSC, Class A	122,000	562,821
	Lee & Man Chemical Co. Ltd.	648,785	277,675
	Lee & Man Paper Manufacturing Ltd.	3,974,000	1,196,156
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	161,932
Ω	Legend Holdings Corp., Class H	1,743,300	1,231,288
*	Leo Group Co. Ltd., Class A	1,106,543	304,117
	LexinFintech Holdings Ltd., ADR	252,594	424,358
	Leyard Optoelectronic Co. Ltd., Class A	515,300	354,725
	Lianhe Chemical Technology Co. Ltd., Class A	220,700	179,852
*	Liao Ning Oxiranchem, Inc., Class A	173,300	125,698
	Liaoning Cheng Da Co. Ltd., Class A	96,000	137,009
	Liaoning Port Co. Ltd., Class H	650,000	51,250
*	Lier Chemical Co. Ltd., Class A	168,180	221,573
# *	Lifetech Scientific Corp.	14,568,000	3,194,837
*	Lingbao Gold Group Co. Ltd., Class H	10,000	3,745
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	146,900	38,235
# Ω	Linklogis, Inc., Class B	482,500	105,219
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	114,544
	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,198,419
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	134,100	363,962
	LK Technology Holdings Ltd.	1,654,000	670,085
	Loncin Motor Co. Ltd., Class A	319,700	285,713
	Longhua Technology Group Luoyang Co. Ltd., Class A	209,700	179,106
	Longshine Technology Group Co. Ltd., Class A	107,200	147,099
	Lonking Holdings Ltd.	5,896,000	1,083,428
	Luenmei Quantum Co. Ltd., Class A	311,012	252,656
	Luolai Lifestyle Technology Co. Ltd., Class A	46,640	57,894
	Luoniushan Co. Ltd., Class A	204,728	139,377
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	276,300	176,150
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	75,600	210,406
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	183,000	198,884
# * Ω	Luye Pharma Group Ltd.	5,688,500	2,004,386
*	LVGEM China Real Estate Investment Co. Ltd.	1,470,000	151,622
*	Maanshan Iron & Steel Co. Ltd., Class H	4,134,048	604,670
	Maccura Biotechnology Co. Ltd., Class A	134,361	243,017
* Ω	Maoyan Entertainment	1,060,400	1,311,044
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	101,325	387,995
# Ω	Medlive Technology Co. Ltd.	129,000	135,518
# Ω	Meitu, Inc.	7,550,000	3,097,930
	M-Grass Ecology & Environment Group Co. Ltd., Class A	402,300	157,846
*	MicroPort NeuroTech Ltd.	11,000	12,997
# *	Microport Scientific Corp.	1,010,100	803,329
Ω	Midea Real Estate Holding Ltd.	763,600	426,168
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	34,400	259,450
	Min Xin Holdings Ltd.	568,000	184,686
# *	Ming Yuan Cloud Group Holdings Ltd.	2,320,000	722,664
*	Mingfa Group International Co. Ltd.	3,979,000	111,487
	MINISO Group Holding Ltd.	14,000	78,975
*	Minmetals Land Ltd.	5,210,000	233,148

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Minth Group Ltd.	2,301,000	$3,922,297
	MLS Co. Ltd., Class A	322,200	372,025
# *	MMG Ltd.	10,018,999	4,542,853
* Ω	Mobvista, Inc.	682,000	234,020
	Monalisa Group Co. Ltd., Class A	93,400	133,487
*	Morimatsu International Holdings Co. Ltd.	312,000	197,442
	MYS Group Co. Ltd., Class A	131,600	58,255
*	NanJi E-Commerce Co. Ltd., Class A	593,800	251,003
	Nanjing Hanrui Cobalt Co. Ltd., Class A	67,100	263,727
*	Nanjing Sample Technology Co. Ltd., Class H	102,000	10,219
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	223,000	177,355
	Nantong Jianghai Capacitor Co. Ltd., Class A	185,880	390,509
*	Nayuki Holdings Ltd.	73,500	25,875
	NetDragon Websoft Holdings Ltd	841,000	1,178,055
	New Hope Dairy Co. Ltd., Class A	117,400	161,341
# * Ω	New Horizon Health Ltd.	269,500	487,137
*	New World Department Store China Ltd	1,124,462	34,698
*	Newborn Town, Inc.	766,000	330,727
	Nexteer Automotive Group Ltd.	2,692,000	1,418,972
*	Nine Dragons Paper Holdings Ltd.	5,012,000	2,214,339
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	62,300	240,789
	Ningbo Huaxiang Electronic Co. Ltd., Class A	192,238	368,648
	Ningbo Xusheng Group Co. Ltd., Class A	91,900	173,499
	Ningbo Yunsheng Co. Ltd., Class A	187,000	154,924
# *	Niu Technologies, Sponsored ADR	109,628	248,856
	Noah Holdings Ltd., Sponsored ADR	21,336	268,194
	Norinco International Cooperation Ltd., Class A	234,986	391,171
	North Huajin Chemical Industries Co. Ltd., Class A	367,800	249,166
	Northeast Pharmaceutical Group Co. Ltd., Class A	199,203	130,462
	Northking Information Technology Co. Ltd., Class A	101,252	238,474
	NSFOCUS Technologies Group Co. Ltd., Class A	170,312	157,203
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	152,680	118,304
# * Ω	Ocumension Therapeutics.	681,000	619,583
	Olympic Circuit Technology Co. Ltd., Class A	123,835	307,107
#	Onewo, Inc., Class H	36,300	95,638
	Opple Lighting Co. Ltd., Class A	87,030	217,897
	ORG Technology Co. Ltd., Class A	587,720	378,369
*	Orient Group, Inc., Class A	847,900	173,063
*	Oriental Energy Co. Ltd., Class A	345,700	436,148
	Pacific Online Ltd.	1,650,365	88,683
	PAX Global Technology Ltd.	1,394,000	1,166,328
*	PCI Technology Group Co. Ltd., Class A	453,340	280,960
# * Ω	Peijia Medical Ltd.	1,253,000	586,240
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	199,782
	Perennial Energy Holdings Ltd.	1,325,000	173,090
	PharmaBlock Sciences Nanjing, Inc., Class A	46,600	216,012
Ω	Pharmaron Beijing Co. Ltd., Class H	175,700	215,375
	PhiChem Corp., Class A	130,926	214,003
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,671,500	2,363,243
	PNC Process Systems Co. Ltd., Class A	92,400	316,127
*	Polaris Bay Group Co. Ltd., Class A	367,800	378,157
#	Poly Property Group Co. Ltd..	6,496,500	1,185,547
	Poly Property Services Co. Ltd., Class H	441,200	1,792,393
	Pony Testing International Group Co. Ltd., Class A	106,370	139,777
Ω	Pop Mart International Group Ltd	1,338,200	5,726,732
	Pou Sheng International Holdings Ltd.	5,799,806	487,608
	Prinx Chengshan Holdings Ltd.	149,000	138,064
# *	Productive Technologies Co. Ltd.	1,938,000	80,174
	PW Medtech Group Ltd.	1,342,000	158,602

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Q Technology Group Co. Ltd.	1,418,000	$583,644
	Qianhe Condiment & Food Co. Ltd., Class A	20,700	44,091
	Qifu Technology, Inc., ADR	349,076	6,384,600
# * Ω	Qingdao Ainnovation Technology Group Co. Ltd., Class H	46,700	28,911
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	306,064
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	116,722	195,829
	Qingdao Gon Technology Co. Ltd., Class A	68,700	218,204
	Qingdao Haier Biomedical Co. Ltd., Class A	69,243	355,173
	Qingdao Hanhe Cable Co. Ltd., Class A	761,300	392,640
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	88,314	170,135
Ω	Qingdao Port International Co. Ltd., Class H	439,000	287,408
*	Qingdao Rural Commercial Bank Corp., Class A	931,400	364,537
	Qingdao Topscomm Communication, Inc., Class A	159,100	124,552
*	Qingling Motors Co. Ltd., Class H	2,560,000	176,198
	Qinhuangdao Port Co. Ltd., Class H	2,041,500	423,770
	QuakeSafe Technologies Co. Ltd., Class A	57,100	86,108
*	Qudian, Inc., Sponsored ADR	255,397	607,845
	Queclink Wireless Solutions Co. Ltd., Class A	43,800	70,453
	Quectel Wireless Solutions Co. Ltd., Class A	56,000	309,998
# *	Radiance Holdings Group Co. Ltd.	90,000	24,418
	Rainbow Digital Commercial Co. Ltd., Class A	267,050	180,174
	Raytron Technology Co. Ltd., Class A	30,672	139,629
*	Realcan Pharmaceutical Group Co. Ltd., Class A	146,400	54,061
	Red Avenue New Materials Group Co. Ltd., Class A	68,900	278,073
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,475,520	292,809
# * †† Ω	Redco Properties Group Ltd.	5,362,000	171,360
	Renhe Pharmacy Co. Ltd., Class A	409,700	368,604
	Rianlon Corp., Class A	50,450	208,747
	Richinfo Technology Co. Ltd., Class A	73,600	198,101
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	225,107
	Riyue Heavy Industry Co. Ltd., Class A	205,900	348,109
*	RongFa Nuclear Equipment Co. Ltd., Class A	335,700	208,293
*	Roshow Technology Co. Ltd., Class A	408,600	328,978
	Ruida Futures Co. Ltd., Class A	68,700	120,417
	Runjian Co. Ltd., Class A	50,400	243,799
	Sanquan Food Co. Ltd., Class A	126,500	218,733
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	284,123
	Sansure Biotech, Inc., Class A	114,174	321,854
#	Sany Heavy Equipment International Holdings Co. Ltd	4,208,000	2,956,882
# *	Seazen Group Ltd.	7,456,571	1,286,604
#	S-Enjoy Service Group Co. Ltd.	851,000	316,181
*	Shaanxi Construction Machinery Co. Ltd., Class A	90,300	36,364
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	267,690	276,861
	Shandong Bohui Paper Industrial Co. Ltd., Class A	311,403	235,121
*	Shandong Chenming Paper Holdings Ltd., Class H	1,160,750	271,092
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	153,187
*	Shandong Denghai Seeds Co. Ltd., Class A	73,400	98,567
	Shandong Dongyue Silicone Material Co. Ltd., Class A	228,200	247,591
	Shandong Head Group Co. Ltd., Class A	79,160	159,711
*	Shandong Hi-Speed New Energy Group Ltd.	1,345,371	333,481
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	363,600	282,980
*	Shandong Humon Smelting Co. Ltd., Class A	230,600	385,061
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	176,816
	Shandong Pharmaceutical Glass Co. Ltd., Class A	58,843	228,866
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,487,600	5,077,701
	Shandong Xiantan Co. Ltd., Class A	105,400	89,109
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	406,294
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	214,300	289,861
	Shanghai AJ Group Co. Ltd., Class A	395,200	245,155

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai AtHub Co. Ltd., Class A	109,060	$282,043
	Shanghai Bailian Group Co. Ltd., Class A	254,700	310,968
	Shanghai Baolong Automotive Corp., Class A	45,200	254,512
	Shanghai Belling Co. Ltd., Class A	78,000	135,183
#	Shanghai Chicmax Cosmetic Co. Ltd.	31,000	186,975
	Shanghai Chinafortune Co. Ltd., Class A	90,300	177,902
	Shanghai Environment Group Co. Ltd., Class A	172,200	220,772
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	82,200	124,901
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	856,000	1,181,968
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	833,000	228,660
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	48,900	216,928
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	152,515
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	98,000	278,642
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	94,500	490,643
* Ω	Shanghai Henlius Biotech, Inc., Class H	12,700	26,321
	Shanghai Industrial Holdings Ltd.	1,336,000	1,865,240
	Shanghai Industrial Urban Development Group Ltd.	4,811,000	298,998
	Shanghai INT Medical Instruments Co. Ltd.	98,000	350,113
	Shanghai Jahwa United Co. Ltd., Class A	135,300	389,828
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	285,102
*	Shanghai Kinetic Medical Co. Ltd., Class A	39,300	26,976
	Shanghai Liangxin Electrical Co. Ltd., Class A	247,265	265,431
	Shanghai Maling Aquarius Co. Ltd., Class A	118,400	103,610
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	132,500	235,136
	Shanghai Medicilon, Inc., Class A	27,711	134,474
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	404,184
	Shanghai Pioneer Holding Ltd.	1,461,000	356,313
	Shanghai Pret Composites Co. Ltd., Class A	197,700	281,411
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	200,627
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	151,357
	Shanghai Runda Medical Technology Co. Ltd., Class A	110,100	274,605
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	267,633	401,540
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	56,000	257,656
	Shanghai Stonehill Technology Co. Ltd., Class A	140,200	57,321
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	160,800	178,627
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	239,348
	Shanghai Wanye Enterprises Co. Ltd., Class A	162,900	290,576
	Shanghai Yaoji Technology Co. Ltd., Class A	70,900	252,249
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	321,261
	Shanxi Blue Flame Holding Co. Ltd., Class A	231,100	214,698
	Shanxi Coking Co. Ltd., Class A	489,417	305,732
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	120,750	150,431
*	Shanying International Holding Co. Ltd., Class A	1,075,215	272,270
*	Shengda Resources Co. Ltd., Class A	162,407	282,156
	Shenzhen Agricultural Products Group Co. Ltd., Class A	393,232	323,375
*	Shenzhen Airport Co. Ltd., Class A	474,600	457,599
	Shenzhen Aisidi Co. Ltd., Class A	301,700	501,192
	Shenzhen Center Power Tech Co. Ltd., Class A	86,400	151,289
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	142,695
	Shenzhen Click Technology Co. Ltd., Class A	43,200	67,665
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	182,654
*	Shenzhen Comix Group Co. Ltd., Class A	52,100	41,155
	Shenzhen Das Intellitech Co. Ltd., Class A	532,611	206,289
	Shenzhen Desay Battery Technology Co., Class A	84,394	254,821
	Shenzhen Dynanonic Co. Ltd., Class A	37,500	185,581
	Shenzhen Envicool Technology Co. Ltd., Class A	107,618	493,145
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	275,718	400,533
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,334,946
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	103,100	213,722

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,800	$210,739
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	160,900	267,013
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,500	29,818
	Shenzhen Huaqiang Industry Co. Ltd., Class A	170,300	227,873
	Shenzhen International Holdings Ltd.	4,479,292	3,582,530
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	7,252
#	Shenzhen Investment Ltd.	10,139,720	1,288,934
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	107,157
	Shenzhen Jinjia Group Co. Ltd., Class A	350,400	225,092
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	206,400	146,530
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	29,681	47,258
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	114,000	252,490
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	118,500	352,692
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	95,400	138,563
	Shenzhen Leaguer Co. Ltd., Class A	291,900	246,578
	Shenzhen Megmeet Electrical Co. Ltd., Class A	97,828	293,499
	Shenzhen Microgate Technology Co. Ltd., Class A	212,700	240,079
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	182,075
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	637,300	216,274
	Shenzhen SEG Co. Ltd., Class A	152,400	133,637
	Shenzhen Senior Technology Material Co. Ltd., Class A	44,400	62,543
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,208	150,563
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	263,000	306,163
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	191,878
	Shenzhen Topband Co. Ltd., Class A	256,575	358,122
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	22,100	91,376
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	321,000	626,809
*	Shenzhen World Union Group, Inc., Class A	514,900	130,411
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	201,268	137,101
	Shenzhen Yinghe Technology Co. Ltd., Class A	123,000	277,506
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	188,100	158,197
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	172,000	173,999
	Shinghwa Advanced Material Group Co. Ltd., Class A	11,400	66,784
	Shinva Medical Instrument Co. Ltd., Class A	82,580	253,227
#	Shoucheng Holdings Ltd.	8,363,600	1,500,745
	Shougang Fushan Resources Group Ltd.	5,795,128	2,207,677
*	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	66,921
	Shui On Land Ltd.	11,005,143	1,025,771
	Sichuan Chengfei Integration Technology Corp., Class A	93,300	209,324
	Sichuan Development Lomon Co. Ltd., Class A	415,400	403,148
	Sichuan Expressway Co. Ltd., Class H	3,296,000	1,340,497
	Sichuan Furong Technology Co. Ltd., Class A	113,791	236,359
*	Sichuan Haite High-tech Co. Ltd., Class A	175,576	254,221
*	Sichuan Hexie Shuangma Co. Ltd., Class A	160,738	327,557
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	190,459
*	Sichuan Lutianhua Co. Ltd., Class A	393,200	219,285
	Sichuan Teway Food Group Co. Ltd., Class A	225,900	434,350
	Sichuan Yahua Industrial Group Co. Ltd., Class A	214,700	310,374
	Sihuan Pharmaceutical Holdings Group Ltd.	13,573,000	981,081
	SIIC Environment Holdings Ltd.	128,000	15,459
*	Silver Grant International Holdings Group Ltd.	5,726,000	94,694
# Ω	Simcere Pharmaceutical Group Ltd.	2,388,000	1,639,191
	Sineng Electric Co. Ltd., Class A	49,500	191,300
	Sinocare, Inc., Class A	109,400	360,181
	Sinochem International Corp., Class A	331,200	187,464
	Sinofert Holdings Ltd.	6,383,327	708,521
	Sinofibers Technology Co. Ltd., Class A	84,500	286,451
*	Sinolink Worldwide Holdings Ltd.	11,181,440	120,292
	Sinomach Automobile Co. Ltd., Class A	280,400	274,561

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	4,444,500	$2,862,720
	Sinopec Kantons Holdings Ltd.	3,076,000	1,575,272
*	Sinopec Oilfield Service Corp., Class H	6,682,000	449,361
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	10,216,000	1,447,004
	Sino-Platinum Metals Co. Ltd., Class A	175,384	359,853
	Sinoseal Holding Co. Ltd., Class A	39,200	191,010
	Sinosoft Co. Ltd., Class A	17,800	70,548
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	281,407
	Sinotrans Ltd., Class H	7,927,000	3,799,941
	Sinotruk Hong Kong Ltd.	2,069,000	5,149,138
	Skyworth Digital Co. Ltd., Class A	197,800	285,493
	Skyworth Group Ltd.	3,826,467	1,573,600
# Ω	Smoore International Holdings Ltd.	3,622,000	3,154,452
	Sobute New Materials Co. Ltd., Class A	109,605	122,185
*	SOHO China Ltd.	6,693,500	646,139
# *	South Manganese Investment Ltd.	2,312,000	140,386
	So-Young International, Inc., ADR	83,482	108,527
	SSY Group Ltd.	5,589,152	3,401,571
*	STO Express Co. Ltd., Class A	296,345	373,604
	Sumavision Technologies Co. Ltd., Class A	336,400	216,674
#	Sun Art Retail Group Ltd.	7,266,000	1,499,763
	Sun Create Electronics Co. Ltd., Class A	37,988	96,769
# *	Sun King Technology Group Ltd.	3,782,000	548,576
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	455,156
	Suning Universal Co. Ltd., Class A	705,300	200,227
	Sunny Optical Technology Group Co. Ltd.	1,005,400	4,863,840
*	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	302,858
	Suofeiya Home Collection Co. Ltd., Class A	48,800	115,015
	Suplet Power Co. Ltd., Class A	23,641	29,779
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	333,618
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	272,078
	Suzhou Good-Ark Electronics Co. Ltd., Class A	196,400	251,102
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	51,900	471,641
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	136,800	137,493
	SY Holdings Group Ltd.	1,294,500	745,714
	Symphony Holdings Ltd.	7,140,000	720,303
	SYoung Group Co. Ltd., Class A	44,200	109,092
	T&S Communications Co. Ltd., Class A	15,137	81,854
	Taiji Computer Corp. Ltd., Class A	51,500	166,387
	Tangrenshen Group Co. Ltd., Class A	337,227	269,737
	Tangshan Jidong Cement Co. Ltd., Class A	170,500	121,233
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	376,326	286,604
	Tayho Advanced Materials Group Co. Ltd., Class A	165,700	241,913
	TCL Electronics Holdings Ltd.	2,874,347	1,889,179
*	Tech-Bank Food Co. Ltd., Class A	176,500	66,052
	Telling Telecommunication Holding Co. Ltd., Class A	251,700	280,108
#	Tenfu Cayman Holdings Co. Ltd.	306,000	178,656
	Three Squirrels, Inc., Class A	66,300	225,192
	Three’s Co. Media Group Co. Ltd., Class A	35,729	256,458
	Tian An China Investment Co. Ltd.	1,515,000	748,654
	Tian Lun Gas Holdings Ltd.	778,000	511,828
	Tiande Chemical Holdings Ltd.	236,000	34,264
	Tiangong International Co. Ltd.	4,302,000	928,456
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	670,316
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	671,700	357,291
	Tianjin Development Holdings Ltd.	1,254,000	307,778
	Tianjin Port Development Holdings Ltd.	7,620,800	610,535
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	200,945
	Tianjin Teda Co. Ltd., Class A	244,600	119,582

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	304,700	$238,095
#	Tianneng Power International Ltd.	2,774,048	2,131,433
	Tianyun International Holdings Ltd.	1,794,000	733,864
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	130,883
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	69,680	352,870
*	Tibet Water Resources Ltd.	9,150,000	306,142
	Tingyi Cayman Islands Holding Corp.	1,614,000	1,781,367
	Tofflon Science & Technology Group Co. Ltd., Class A	165,800	341,740
	Toly Bread Co. Ltd., Class A	308,400	260,404
	Tomson Group Ltd.	460,064	94,672
	Tong Ren Tang Technologies Co. Ltd., Class H	1,823,000	1,252,229
*	Tongcheng Travel Holdings Ltd.	3,499,200	9,209,471
*	Tongdao Liepin Group	716,600	274,045
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	492,280	314,035
	Tongyu Heavy Industry Co. Ltd., Class A	890,953	270,356
	Top Spring International Holdings Ltd.	1,024,000	57,206
*	Topsec Technologies Group, Inc., Class A	252,627	216,733
Ω	Topsports International Holdings Ltd.	5,627,000	3,907,809
	Towngas Smart Energy Co. Ltd.	3,100,818	1,194,569
*	TPV Technology Co. Ltd., Class A	1,095,200	358,183
	Transfar Zhilian Co. Ltd., Class A	565,141	349,217
	TravelSky Technology Ltd., Class H	2,841,000	3,690,551
*	Trigiant Group Ltd.	4,118,000	200,432
# *	Triumph New Energy Co. Ltd., Class H	766,000	521,506
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	109,900	128,010
	Truly International Holdings Ltd.	5,095,573	548,484
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	155,854
*	Tuniu Corp., Sponsored ADR	148,809	150,297
	Unilumin Group Co. Ltd., Class A	261,400	203,788
	Uni-President China Holdings Ltd.	4,377,000	3,356,658
#	United Energy Group Ltd.	29,148,900	2,079,257
*	United Strength Power Holdings Ltd.	26,000	14,018
	Valiant Co. Ltd., Class A	187,251	296,867
	Vats Liquor Chain Store Management JSC Ltd., Class A	98,865	241,195
# * †† Ω	Venus MedTech Hangzhou, Inc., Class H	743,500	401,085
* Ω	Viva Biotech Holdings	3,217,000	216,215
*	Vnet Group, Inc., ADR	396,255	669,671
	Wangneng Environment Co. Ltd., Class A	107,745	214,227
	Wanguo International Mining Group Ltd.	244,000	251,053
	Wanxiang Qianchao Co. Ltd., Class A	396,900	278,430
	Wasion Holdings Ltd.	1,858,000	1,517,325
	Wasu Media Holding Co. Ltd., Class A	356,200	368,385
#	Weibo Corp., Sponsored ADR	4,978	42,910
#	Weibo Corp., Class A	32,420	283,058
	Weifu High-Technology Group Co. Ltd., Class A	99,300	253,939
# * Ω	Weimob, Inc.	2,601,000	455,511
	Wellhope Foods Co. Ltd., Class A	215,480	213,340
	West China Cement Ltd.	5,844,000	892,166
	Western Region Gold Co. Ltd., Class A	74,700	126,912
	Winall Hi-Tech Seed Co. Ltd., Class A	192,753	198,844
	Windey Energy Technology Group Co. Ltd., Class A	156,850	213,153
	Wolong Electric Group Co. Ltd., Class A	308,700	590,065
	Wuhan DR Laser Technology Corp. Ltd., Class A	56,840	354,287
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	164,900	208,955
*	Wuhan P&S Information Technology Co. Ltd., Class A	181,200	125,852
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	37,100	110,657
	Wuhu Token Science Co. Ltd., Class A	482,600	343,076
	Wuling Motors Holdings Ltd.	970,000	52,840

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wushang Group Co. Ltd., Class A	193,082	$202,481
*	Wuxi Boton Technology Co. Ltd., Class A	97,452	192,145
	Wuxi NCE Power Co. Ltd., Class A	56,580	294,872
*	Wuxi Taiji Industry Co. Ltd., Class A	465,900	402,300
	Wuxi Xinje Electric Co. Ltd., Class A	33,300	133,582
# *	XD, Inc.	569,200	1,063,270
	XGD, Inc., Class A	93,400	280,315
# Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,099,000	483,721
	Xiamen Bank Co. Ltd., Class A	512,000	392,991
	Xiamen Intretech, Inc., Class A	152,770	300,560
	Xiamen ITG Group Corp. Ltd., Class A	286,600	291,685
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	133,160
	Xiamen Kingdomway Group Co., Class A	144,400	308,770
	Xiamen Xiangyu Co. Ltd., Class A	267,700	249,581
	Xi’an Triangle Defense Co. Ltd., Class A	110,300	384,289
	Xiandai Investment Co. Ltd., Class A	356,794	195,471
	Xianhe Co. Ltd., Class A	129,200	323,889
	Xilinmen Furniture Co. Ltd., Class A	89,200	230,214
	Xingda International Holdings Ltd.	3,832,456	712,428
	Xingfa Aluminium Holdings Ltd.	481,000	459,548
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,667,103	1,791,173
	Xinhuanet Co. Ltd., Class A	106,200	352,586
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	158,054
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	99,088	468,040
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,177,000	163,240
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	504,400	332,644
# *	Xinte Energy Co. Ltd., Class H	1,112,800	1,242,356
*	Xinxiang Chemical Fiber Co. Ltd., Class A	96,100	55,275
	Xinxiang Richful Lube Additive Co. Ltd., Class A	61,590	402,414
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	471,400	244,787
#	Xinyi Energy Holdings Ltd.	2,709,772	378,686
	Xinyi Solar Holdings Ltd.	11,946,000	8,219,635
	Xinyu Iron & Steel Co. Ltd., Class A	586,200	312,606
	Xinzhi Group Co. Ltd., Class A	58,300	128,520
*	Xizang Zhufeng Resources Co. Ltd., Class A	181,100	254,932
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	91,600	136,214
* Ω	XJ International Holdings Co. Ltd.	502,000	15,231
	Xtep International Holdings Ltd.	4,884,718	3,087,245
*	Xunlei Ltd., ADR	192,421	298,253
Ω	Yadea Group Holdings Ltd.	3,806,000	7,321,490
	Yangling Metron New Material, Inc., Class A	56,300	187,839
# Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	539,000	566,019
	Yankershop Food Co. Ltd., Class A	46,192	485,031
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	65,100	216,227
	Yantai China Pet Foods Co. Ltd., Class A	70,300	243,972
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	191,613	365,329
	Yantai Eddie Precision Machinery Co. Ltd., Class A	146,892	351,927
*	YanTai Shuangta Food Co. Ltd., Class A	51,600	30,231
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	40,450	131,535
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	207,586
# *	Yeahka Ltd.	481,600	630,989
	Yeebo International Holdings Ltd.	256,000	120,705
	YGSOFT, Inc., Class A	374,832	272,817
	Yibin Tianyuan Group Co. Ltd., Class A	289,200	183,666
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	1,349,919
*	Yifan Pharmaceutical Co. Ltd., Class A	182,709	332,385
	Yihai International Holding Ltd.	1,549,000	3,192,753
*	Yijiahe Technology Co. Ltd., Class A	6,900	20,001
	Yip’s Chemical Holdings Ltd.	720,000	142,083

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yiren Digital Ltd., Sponsored ADR	240,450	$1,211,868
Ω	Yixin Group Ltd.	2,924,000	248,945
	Yixintang Pharmaceutical Group Co. Ltd., Class A	135,200	392,950
	Yonfer Agricultural Technology Co. Ltd., Class A	295,400	479,157
	Yotrio Group Co. Ltd., Class A	545,900	203,794
	Youngy Co. Ltd., Class A	41,700	209,877
*	Youzu Interactive Co. Ltd., Class A	163,800	218,097
#	Yuexiu Property Co. Ltd.	4,904,456	2,927,075
	Yuexiu Transport Infrastructure Ltd.	2,574,018	1,276,820
	Yusys Technologies Co. Ltd., Class A	129,900	231,603
# *	Zai Lab Ltd.	537,400	863,769
	ZBOM Home Collection Co. Ltd., Class A	140,823	289,447
	Zengame Technology Holding Ltd.	166,000	72,549
	Zhaojin Mining Industry Co. Ltd., Class H	3,906,000	6,290,341
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	75,722	129,586
	Zhejiang Cfmoto Power Co. Ltd., Class A	29,000	558,700
	Zhejiang Communications Technology Co. Ltd., Class A	648,480	343,127
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	470,259	319,954
	Zhejiang Crystal-Optech Co. Ltd., Class A	274,198	543,878
	Zhejiang Expressway Co. Ltd., Class H	4,907,920	3,208,949
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	132,400	208,283
# * ††	Zhejiang Glass Co. Ltd., Class H	415,000	0
	Zhejiang HangKe Technology, Inc. Co., Class A	120,730	350,834
	Zhejiang Hangmin Co. Ltd., Class A	130,400	138,599
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	381,030	332,692
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,500	522,107
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	307,495
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	77,431	228,098
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	71,000	200,460
*	Zhejiang Jingu Co. Ltd., Class A	346,600	262,592
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	469,944
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	529,600	293,679
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	29,464	101,435
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	143,000	316,798
	Zhejiang Medicine Co. Ltd., Class A	230,700	316,788
	Zhejiang Meida Industrial Co. Ltd., Class A	155,940	208,880
*	Zhejiang Narada Power Source Co. Ltd., Class A	188,800	271,096
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	717,361	381,790
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	50,142	203,866
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	111,500	264,824
	Zhejiang Runtu Co. Ltd., Class A	282,434	257,610
	Zhejiang Semir Garment Co. Ltd., Class A	482,300	432,741
*	Zhejiang Shibao Co. Ltd., Class H	720,000	198,882
	Zhejiang Southeast Space Frame Co. Ltd., Class A	286,200	182,702
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	10,100	17,472
	Zhejiang Tiantie Industry Co. Ltd., Class A	234,341	157,263
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,605	223,179
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	499,920	1,117,234
*	Zhejiang Wanliyang Co. Ltd., Class A	306,670	254,558
	Zhejiang Wanma Co. Ltd., Class A	233,200	268,064
	Zhejiang Wansheng Co. Ltd., Class A	91,900	124,791
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	103,900	344,158
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	360,307
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	246,600	304,284
	Zhejiang Yasha Decoration Co. Ltd., Class A	311,500	169,205
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	360,875
	Zhende Medical Co. Ltd., Class A	30,800	91,340
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,670,156
*	Zhihu, Inc.	72,800	91,639

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,135,900	$3,592,416
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	41,900	11,476
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	557,400	411,487
	Zhongshan Public Utilities Group Co. Ltd., Class A	356,700	379,865
	Zhongsheng Group Holdings Ltd.	1,842,500	3,360,322
* ††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
# *	Zhongyu Energy Holdings Ltd.	2,066,306	1,288,819
	Zhongyuan Environment-Protection Co. Ltd., Class A	68,000	73,706
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,307,500	789,647
*	Zhuguang Holdings Group Co. Ltd.	4,456,000	76,204
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	70,000	250,881
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	78,000	242,308
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	479,800	364,266

TOTAL CHINA			780,648,892

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	438,883	1,000,727
	Bolsa de Valores de Colombia	60,097	159,625
	Celsia SA ESP	967,204	1,017,006
	Cementos Argos SA	539,310	1,116,288
*	CEMEX Latam Holdings SA	765,979	819,674
	Corp. Financiera Colombiana SA	266,581	1,005,711
	Grupo Argos SA	180,509	741,730
#	Grupo Aval Acciones y Valores SA, ADR	4,190	10,014
	Mineros SA	184,580	143,505
	Promigas SA ESP	10,240	17,202

TOTAL COLOMBIA			6,031,482

GREECE — (0.5%)
*	Aegean Airlines SA	126,702	1,699,923
	Athens Water Supply & Sewage Co. SA	90,498	551,862
	Autohellas Tourist & Trading SA	61,105	834,890
	Avax SA	127,608	201,123
	Bank of Greece	85,533	1,277,761
*	Ellaktor SA	99,632	278,224
	ElvalHalcor SA	146,093	299,441
	Epsilon Net SA	33,247	425,775
	Fourlis Holdings SA	107,714	474,166
	GEK Terna SA	243,767	4,343,322
	Hellenic Exchanges - Athens Stock Exchange SA	149,524	819,823
	Holding Co. ADMIE IPTO SA	305,384	724,803
	Ideal Holdings SA	20,861	138,963
	Intracom Holdings SA	144,281	559,460
*	Intrakat Technical & Energy Projects SA	124,770	716,841
	Kri-Kri Milk Industry SA	488	5,562
*	LAMDA Development SA	162,229	1,190,551
	Piraeus Port Authority SA	25,327	669,331
	Quest Holdings SA	69,182	428,137
	Sarantis SA	131,589	1,662,113
	Terna Energy SA	47,531	924,020
	Thrace Plastics Holding & Co	15,799	67,366
	Titan Cement International SA	93,668	2,964,901

TOTAL GREECE.			21,258,358

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
* ††	China Properties Investment Holdings Ltd.	2,045,000	$0
#	Gushengtang Holdings Ltd.	303,800	1,801,938
*	Kai Yuan Holdings Ltd.	8,620,000	16,455
††	MediCare International Ltd.	6,950,000	38,292
††	Nan Hai Corp. Ltd.	24,100,000	20,333
*	Sinic Holdings Group Co. Ltd.	235,000	0
††	Sino-I Technology Ltd.	3,950,000	1,919
* ††	Tian Shan Development Holding Ltd.	1,844,000	0
	Time Interconnect Technology Ltd.	88,000	20,845
††	Untrade.Ch Wood Opti	1,748,000	37,719
* ††	Untrade.Lumena Newmat	363,249	0

TOTAL HONG KONG			1,937,501

HUNGARY — (0.1%)
# *	4iG Nyrt	35,524	78,481
	Magyar Telekom Telecommunications PLC	615,145	1,551,394
# *	Opus Global Nyrt	635,092	654,117
	Richter Gedeon Nyrt	36,999	942,053

TOTAL HUNGARY			3,226,045

INDIA — (24.8%)
	360 ONE WAM Ltd.	626,108	5,852,570
*	3i Infotech Ltd.	111,462	52,020
	3M India Ltd.	3,206	1,165,087
	63 Moons Technologies Ltd.	3,498	18,045
	Aarti Drugs Ltd.	105,013	633,681
	Aarti Industries Ltd.	481,467	4,270,611
	Aarti Pharmalabs Ltd.	113,222	692,967
*	Aavas Financiers Ltd.	78,831	1,537,521
	Abbott India Ltd.	15,291	4,854,199
	Accelya Solutions India Ltd.	3,300	66,445
	Action Construction Equipment Ltd.	93,884	1,705,261
	ADF Foods Ltd.	14,720	39,858
*	Aditya Birla Capital Ltd.	19,569	54,470
	Advanced Enzyme Technologies Ltd.	165,793	784,181
	Aegis Logistics Ltd.	487,364	3,971,957
*	Aether Industries Ltd.	9,978	99,564
*	Affle India Ltd.	51,502	689,965
	AGI Greenpac Ltd.	39,239	391,870
	Agro Tech Foods Ltd.	49,190	444,134
	Ahluwalia Contracts India Ltd.	52,561	700,574
	AIA Engineering Ltd.	166,966	7,570,728
	Ajanta Pharma Ltd.	144,036	3,814,304
	Akzo Nobel India Ltd.	42,912	1,258,985
	Alembic Ltd.	269,593	298,921
	Alembic Pharmaceuticals Ltd.	186,858	2,236,628
	Alkyl Amines Chemicals	48,225	1,176,031
*	Allcargo Gati Ltd.	144,447	184,189
	Allcargo Logistics Ltd.	851,660	745,718
	Allcargo Terminals Ltd.	216,315	153,664
*	Alok Industries Ltd.	985,996	322,426
	Amara Raja Energy & Mobility Ltd.	309,780	4,064,524
*	Amber Enterprises India Ltd.	50,515	2,335,934
	Ambika Cotton Mills Ltd.	2,332	43,099
	Amrutanjan Health Care Ltd.	12,919	108,104
	Anant Raj Ltd.	386,981	1,671,429
	Andhra Paper Ltd.	12,953	82,383
	Andhra Sugars Ltd.	165,885	212,974

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Angel One Ltd.	89,060	$2,975,682
	Anup Engineering Ltd.	532	11,357
	Apar Industries Ltd.	43,907	4,135,458
	Apcotex Industries Ltd.	31,873	172,771
	APL Apollo Tubes Ltd.	317,776	5,947,836
	Apollo Pipes Ltd.	23,799	185,667
	Apollo Tyres Ltd.	1,058,537	6,468,404
	Aptech Ltd.	9,093	28,146
	Arvind Fashions Ltd.	178,503	1,020,203
	Arvind Ltd.	541,245	2,031,847
	Arvind SmartSpaces Ltd.	33,199	293,895
	Asahi India Glass Ltd.	337,184	2,427,091
	Ashiana Housing Ltd.	72,484	322,720
*	Ashoka Buildcon Ltd.	402,491	838,478
	Astec Lifesciences Ltd.	723	11,118
Ω	Aster DM Healthcare Ltd.	293,085	1,213,855
	Astra Microwave Products Ltd.	162,812	1,356,217
	AstraZeneca Pharma India Ltd.	4,051	258,227
	Atul Ltd.	52,252	3,751,608
Ω	AU Small Finance Bank Ltd.	347,284	2,626,690
	AurionPro Solutions Ltd.	8,492	254,376
	Aurobindo Pharma Ltd.	93,030	1,280,020
	Automotive Axles Ltd.	15,893	359,959
	Avadh Sugar & Energy Ltd.	13,696	98,686
	Avanti Feeds Ltd.	134,475	858,655
	Bajaj Consumer Care Ltd.	273,810	791,646
	Bajaj Electricals Ltd.	18,179	206,584
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	1,038,476
	Bajaj Holdings & Investment Ltd.	22,844	2,233,790
	Balaji Amines Ltd.	38,797	1,015,745
	Balmer Lawrie & Co. Ltd.	230,549	751,506
	Balrampur Chini Mills Ltd.	400,664	1,909,252
	Banco Products India Ltd.	54,696	408,436
Ω	Bandhan Bank Ltd.	1,664,813	3,740,012
	Bank of Maharashtra	1,614,113	1,351,900
	Bannari Amman Sugars Ltd.	12,348	393,033
	BASF India Ltd.	43,424	1,939,691
	Bata India Ltd.	186,327	3,052,264
	Bayer CropScience Ltd.	22,864	1,511,462
	BEML Ltd.	65,577	2,752,538
*	BF Utilities Ltd.	59,511	613,886
	Bhansali Engineering Polymers Ltd.	335,166	404,716
	Bharat Bijlee Ltd.	14,396	556,445
	Bharat Dynamics Ltd.	127,792	3,015,697
	Bharat Heavy Electricals Ltd.	3,064,501	10,288,012
	Bharat Rasayan Ltd.	3,159	362,320
	Biocon Ltd.	1,199,449	4,277,616
	Birla Corp. Ltd.	92,209	1,582,583
	Birlasoft Ltd.	579,755	4,499,317
*	Black Box Ltd.	29,029	83,636
	BLS International Services Ltd.	117,695	493,276
	Blue Dart Express Ltd.	17,288	1,305,640
	Blue Star Ltd.	314,826	5,628,398
	Bombay Burmah Trading Co.	59,813	1,113,624
*	Bombay Dyeing & Manufacturing Co. Ltd.	256,351	527,768
*	Borosil Ltd.	24,794	105,107
*	Borosil Renewables Ltd.	57,372	360,264
	Brigade Enterprises Ltd.	342,612	4,221,938
*	Brightcom Group Ltd.	2,455,807	410,016

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	221,938	$7,362,329
	Can Fin Homes Ltd.	254,604	2,328,560
*	Capacit’e Infraprojects Ltd.	76,517	284,560
	Caplin Point Laboratories Ltd.	72,924	1,184,174
	Carborundum Universal Ltd.	262,916	4,476,218
	Care Ratings Ltd.	72,893	1,034,253
*	Cartrade Tech Ltd.	31,970	270,508
	Carysil Ltd.	18,432	207,251
	Castrol India Ltd.	1,016,603	2,554,473
	CCL Products India Ltd.	270,942	1,918,955
	CE Info Systems Ltd.	13,707	327,794
	Ceat Ltd.	72,128	2,212,740
	Central Depository Services India Ltd.	186,815	4,700,071
	Century Enka Ltd.	24,543	138,282
	Century Plyboards India Ltd.	196,359	1,496,934
	Century Textiles & Industries Ltd.	148,574	3,551,441
	Cera Sanitaryware Ltd.	18,768	1,611,289
	CESC Ltd.	2,101,996	3,695,379
	CG Power & Industrial Solutions Ltd.	100,197	663,508
*	Chalet Hotels Ltd.	55,367	572,207
	Chambal Fertilisers & Chemicals Ltd.	504,180	2,562,159
	Chennai Petroleum Corp. Ltd.	157,831	1,930,662
* ††	Chennai Super Kings Cricket Ltd.	1,658,632	0
*	Choice International Ltd.	10,876	42,384
	Cholamandalam Financial Holdings Ltd.	377,242	4,858,038
	CIE Automotive India Ltd.	431,037	2,533,553
	Cigniti Technologies Ltd.	24,650	395,602
	City Union Bank Ltd.	1,169,226	2,250,253
	CMS Info Systems Ltd.	79,512	394,808
Ω	Cochin Shipyard Ltd.	288,666	4,518,013
* Ω	Coffee Day Enterprises Ltd.	414,128	309,119
	Coforge Ltd.	124,463	7,572,840
	Computer Age Management Services Ltd.	101,936	3,905,253
	Confidence Petroleum India Ltd.	147,265	158,119
	Coromandel International Ltd.	375,411	5,437,662
	Cosmo First Ltd.	18,188	130,229
*	CreditAccess Grameen Ltd.	129,564	2,341,908
	CRISIL Ltd.	57,122	2,973,998
	Crompton Greaves Consumer Electricals Ltd.	1,639,285	6,249,855
*	CSB Bank Ltd.	152,631	675,877
	Cyient Ltd.	151,592	3,276,524
	Dalmia Bharat Ltd.	107,341	2,361,462
	Dalmia Bharat Sugar & Industries Ltd.	23,695	114,832
	Datamatics Global Services Ltd.	10,803	77,086
	DB Corp. Ltd.	145,648	491,867
	DCB Bank Ltd.	653,604	1,093,351
	DCM Shriram Industries Ltd.	8,486	20,961
	DCM Shriram Ltd.	127,523	1,477,409
	DCW Ltd.	319,843	212,030
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,348,527
	Deepak Nitrite Ltd.	190,701	5,558,195
*	Delhivery Ltd.	600,812	3,230,367
	Delta Corp. Ltd.	446,857	653,676
*	DEN Networks Ltd.	233,564	142,420
	Dhampur Sugar Mills Ltd.	84,288	238,433
*	Dhani Services Ltd.	685,539	424,917
	Dhanuka Agritech Ltd.	38,364	642,861
Ω	Dilip Buildcon Ltd.	129,176	724,562
*	Dish TV India Ltd.	3,334,646	700,999

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dishman Carbogen Amcis Ltd.	171,479	$476,371
	Dixon Technologies India Ltd.	94,230	9,394,465
	Dollar Industries Ltd.	20,031	138,262
Ω	Dr Lal PathLabs Ltd.	121,042	3,441,250
	Dwarikesh Sugar Industries Ltd.	181,312	158,096
	Dynamatic Technologies Ltd.	5,921	588,170
	eClerx Services Ltd.	91,620	2,701,585
	Edelweiss Financial Services Ltd.	1,674,626	1,563,888
	EID Parry India Ltd.	250,294	1,855,259
	EIH Associated Hotels	7,709	68,350
	EIH Ltd.	338,723	1,941,988
	Elecon Engineering Co. Ltd.	17,123	232,993
	Electrosteel Castings Ltd.	1,333,553	3,048,899
	Elgi Equipments Ltd.	530,070	4,143,850
	Emami Ltd.	559,872	3,254,162
	eMudhra Ltd.	8,246	74,981
Ω	Endurance Technologies Ltd.	59,557	1,415,575
	Engineers India Ltd.	737,796	2,152,350
	Epigral Ltd.	47,103	747,546
	EPL Ltd.	401,706	871,675
Ω	Equitas Small Finance Bank Ltd.	1,629,321	1,892,164
* Ω	Eris Lifesciences Ltd.	110,810	1,187,330
	ESAB India Ltd.	10,199	649,440
	Escorts Kubota Ltd.	75,663	3,051,259
	Everest Industries Ltd.	6,837	102,358
	Exide Industries Ltd.	1,116,111	6,321,980
*	FDC Ltd.	169,618	922,626
	Federal Bank Ltd.	4,686,932	9,117,644
*	Federal-Mogul Goetze India Ltd.	26,987	117,788
	FIEM Industries Ltd.	19,282	278,681
	Fine Organic Industries Ltd.	14,450	755,085
*	Fino Payments Bank Ltd.	13,562	47,121
	Finolex Cables Ltd.	247,461	3,113,702
	Finolex Industries Ltd.	914,854	2,918,627
	Firstsource Solutions Ltd.	1,067,513	2,703,628
	Force Motors Ltd.	12,314	1,398,209
	Fortis Healthcare Ltd.	1,577,328	8,289,732
	Gabriel India Ltd.	222,859	1,047,015
	Galaxy Surfactants Ltd.	22,618	707,863
	Ganesh Housing Corp. Ltd.	26,347	252,204
	Ganesha Ecosphere Ltd.	1,120	14,324
	Garden Reach Shipbuilders & Engineers Ltd.	76,119	898,955
	Garware Technical Fibres Ltd.	34,590	1,331,972
	Gateway Distriparks Ltd.	989,201	1,267,400
*	GE T&D India Ltd.	55,681	756,624
	Genus Power Infrastructures Ltd.	219,641	784,431
	GHCL Ltd.	188,128	1,155,655
*	GHCL Textiles Ltd.	185,148	184,298
	GIC Housing Finance Ltd.	94,840	251,641
	Gillette India Ltd.	18,742	1,494,028
	GlaxoSmithKline Pharmaceuticals Ltd.	78,084	1,949,318
	Glenmark Pharmaceuticals Ltd.	462,437	5,867,347
*	Global Health Ltd.	47,020	820,596
	GMM Pfaudler Ltd.	64,920	1,104,974
*	GMR Airports Infrastructure Ltd.	5,656,554	5,763,355
*	Go Fashion India Ltd.	2,439	32,070
	Godawari Power & Ispat Ltd.	111,203	1,183,577
	Godfrey Phillips India Ltd.	45,867	1,841,042
Ω	Godrej Agrovet Ltd.	48,105	314,556

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Godrej Industries Ltd.	181,968	$2,101,442
*	Godrej Properties Ltd.	4,185	132,193
	Gokaldas Exports Ltd.	19,720	208,750
	Goodyear India Ltd.	11,757	163,751
	Granules India Ltd.	409,109	2,082,495
	Graphite India Ltd.	219,350	1,772,087
	Grauer & Weil India Ltd.	285,408	304,224
	Gravita India Ltd.	46,021	535,646
	Great Eastern Shipping Co. Ltd.	315,488	4,116,543
	Greaves Cotton Ltd.	294,290	498,390
	Greenlam Industries Ltd.	45,784	332,527
	Greenpanel Industries Ltd.	123,685	466,562
	Greenply Industries Ltd.	97,847	300,716
	Grindwell Norton Ltd.	115,976	2,958,901
*	GTL Infrastructure Ltd.	1,579,295	31,993
	Gujarat Alkalies & Chemicals Ltd.	97,139	921,262
	Gujarat Ambuja Exports Ltd.	487,116	983,440
	Gujarat Fluorochemicals Ltd.	82,041	3,532,244
	Gujarat Gas Ltd.	283,364	1,852,974
	Gujarat Industries Power Co. Ltd.	176,262	397,912
	Gujarat Mineral Development Corp. Ltd.	235,508	1,178,768
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	229,748	1,955,701
	Gujarat Pipavav Port Ltd.	874,585	2,207,843
	Gujarat State Fertilizers & Chemicals Ltd.	670,003	1,968,936
	Gujarat State Petronet Ltd.	856,449	3,020,963
	Gulf Oil Lubricants India Ltd.	44,273	545,607
	Happiest Minds Technologies Ltd.	118,132	1,150,515
*	Hathway Cable & Datacom Ltd.	1,222,690	322,165
	Hatsun Agro Product Ltd.	130,161	1,701,726
	HBL Power Systems Ltd.	305,656	1,866,269
*	HealthCare Global Enterprises Ltd.	71,139	311,142
	HEG Ltd.	39,034	1,099,028
	HeidelbergCement India Ltd.	200,096	482,608
	Heritage Foods Ltd.	117,371	464,506
	Hester Biosciences Ltd.	9,221	183,164
	HFCL Ltd.	2,094,768	2,522,930
	HG Infra Engineering Ltd.	48,180	682,829
	Hikal Ltd.	161,318	584,736
	HIL Ltd.	14,909	476,754
	Himadri Speciality Chemical Ltd.	640,903	2,875,266
*	Himatsingka Seide Ltd.	28,673	49,087
	Hinduja Global Solutions Ltd.	30,211	316,501
*	Hindustan Construction Co. Ltd.	3,452,208	1,563,232
	Hindustan Copper Ltd.	654,730	3,015,205
*	Hindustan Oil Exploration Co. Ltd.	190,919	492,835
	Hindware Home Innovation Ltd.	35,494	153,186
	Hitachi Energy India Ltd.	16,199	1,838,616
	Hle Glascoat Ltd.	21,533	116,453
	Honda India Power Products Ltd.	12,211	354,623
	Huhtamaki India Ltd.	81,734	301,612
Ω	ICICI Securities Ltd.	192,071	1,738,154
	ICRA Ltd.	7,574	481,644
*	IDFC Ltd.	3,603,867	5,233,016
*	IFB Industries Ltd.	32,347	591,913
	IIFL Finance Ltd.	537,294	2,616,854
	IIFL Securities Ltd.	183,211	315,067
*	India Cements Ltd.	431,949	1,155,910
	India Glycols Ltd.	41,249	414,000
	India Power Corp. Ltd.	61,074	13,194

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Indiabulls Housing Finance Ltd.	1,103,888	$2,221,922
*	Indiabulls Real Estate Ltd.	1,355,104	2,131,449
Ω	IndiaMart InterMesh Ltd.	4,196	133,105
Ω	Indian Energy Exchange Ltd.	1,060,324	1,977,756
	Indian Metals & Ferro Alloys Ltd.	2,364	20,680
	Indo Count Industries Ltd.	189,824	882,701
	Indoco Remedies Ltd.	113,141	442,926
	Indraprastha Gas Ltd.	627,321	3,536,758
	Infibeam Avenues Ltd.	3,341,715	1,367,711
	Ingersoll Rand India Ltd.	22,602	1,077,770
*	Inox Wind Energy Ltd.	394	36,514
*	Inox Wind Ltd.	256,431	1,911,188
	Insecticides India Ltd.	6,440	44,659
	Intellect Design Arena Ltd.	208,310	2,683,758
	IOL Chemicals & Pharmaceuticals Ltd.	63,494	297,752
	ION Exchange India Ltd.	30,948	210,569
	Ipca Laboratories Ltd.	422,563	6,789,520
	IRB Infrastructure Developers Ltd.	3,838,214	3,112,764
Ω	IRCON International Ltd.	843,731	2,529,560
	ISGEC Heavy Engineering Ltd.	48,631	637,110
	ITD Cementation India Ltd.	240,706	1,089,941
*	ITI Ltd.	188,064	691,902
	J Kumar Infraprojects Ltd.	94,348	761,662
*	Jagran Prakashan Ltd.	224,979	281,733
	Jai Corp. Ltd.	136,895	527,571
*	Jaiprakash Associates Ltd.	1,042,775	248,648
*	Jaiprakash Power Ventures Ltd.	9,172,137	2,182,164
	Jammu & Kashmir Bank Ltd.	877,546	1,433,231
	Jamna Auto Industries Ltd.	584,889	978,767
	JB Chemicals & Pharmaceuticals Ltd.	267,854	6,118,276
	JBM Auto Ltd.	73,785	1,675,837
	Jindal Poly Films Ltd.	54,125	368,886
	Jindal Saw Ltd.	546,628	3,620,105
	Jindal Stainless Ltd.	832,797	7,044,340
	JK Cement Ltd.	117,295	5,610,206
	JK Lakshmi Cement Ltd.	181,571	1,724,700
	JK Paper Ltd.	225,536	1,030,818
	JK Tyre & Industries Ltd.	318,098	1,602,780
	JM Financial Ltd.	1,282,474	1,356,097
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	29,643	448,711
	JTEKT India Ltd.	162,164	337,517
	Jubilant Foodworks Ltd.	1,038,943	5,749,614
	Jubilant Ingrevia Ltd.	413,662	2,716,506
	Jubilant Pharmova Ltd.	237,531	1,918,196
	Jupiter Wagons Ltd.	68,271	334,055
*	Just Dial Ltd.	49,938	687,563
	Jyothy Labs Ltd.	475,110	2,450,966
*	Jyoti Structures Ltd.	61,444	19,472
	Kajaria Ceramics Ltd.	283,766	4,091,671
	Kalpataru Projects International Ltd.	277,203	4,082,777
	Kalyani Steels Ltd.	73,704	774,742
	Kansai Nerolac Paints Ltd.	174,539	583,115
	Karnataka Bank Ltd.	716,085	1,980,143
	Karur Vysya Bank Ltd.	1,417,220	3,463,667
	Kaveri Seed Co. Ltd.	69,408	719,950
	KCP Ltd.	138,614	296,162
	KDDL Ltd.	399	11,964
	KEC International Ltd.	358,491	3,196,156
	KEI Industries Ltd.	196,497	9,391,225

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kennametal India Ltd.	14,680	$440,740
*	Kesoram Industries Ltd.	577,676	1,252,743
	Kewal Kiran Clothing Ltd.	24,568	209,399
	Kirloskar Brothers Ltd.	62,533	972,186
	Kirloskar Ferrous Industries Ltd.	100,528	740,298
	Kirloskar Industries Ltd.	264	16,396
	Kirloskar Oil Engines Ltd.	224,138	2,731,128
	Kirloskar Pneumatic Co. Ltd.	1,037	13,101
††	Klass Pack Ltd.	18,595	18,175
	KNR Constructions Ltd.	395,031	1,255,119
	Kolte-Patil Developers Ltd.	59,333	380,464
Ω	KPI Green Energy Ltd.	8,606	186,724
	KPIT Technologies Ltd.	574,663	10,201,036
	KPR Mill Ltd.	401,056	4,039,691
	KRBL Ltd.	147,046	520,437
* Ω	Krishna Institute of Medical Sciences Ltd.	55,338	1,350,639
	Krsnaa Diagnostics Ltd.	12,943	89,011
	KSB Ltd.	46,631	2,523,298
	L&T Finance Ltd.	1,397,071	2,787,692
	LA Opala RG Ltd.	117,842	459,712
	Lakshmi Machine Works Ltd.	12,051	2,436,756
Ω	Laurus Labs Ltd.	938,945	5,068,268
	Laxmi Organic Industries Ltd.	7,409	22,596
* Ω	Lemon Tree Hotels Ltd.	626,352	1,142,299
	LG Balakrishnan & Bros Ltd.	51,169	784,192
	LIC Housing Finance Ltd.	911,792	7,333,493
	Linde India Ltd.	51,253	5,050,066
	Lloyds Engineering Works Ltd.	116,192	95,263
	LT Foods Ltd.	489,233	1,260,763
	Lumax Auto Technologies Ltd.	75,328	430,125
	Lumax Industries Ltd.	3,899	117,542
	Lupin Ltd.	86,910	1,713,443
	LUX Industries Ltd.	20,153	360,100
	Mahanagar Gas Ltd.	171,823	2,962,658
	Maharashtra Scooters Ltd.	3,724	347,489
	Maharashtra Seamless Ltd.	190,203	2,044,210
	Mahindra & Mahindra Financial Services Ltd.	1,596,677	4,991,960
*	Mahindra Holidays & Resorts India Ltd.	232,632	1,175,791
	Mahindra Lifespace Developers Ltd.	293,220	2,227,685
Ω	Mahindra Logistics Ltd.	29,826	167,404
	Maithan Alloys Ltd.	14,578	218,763
	Man Industries India Ltd.	5,439	26,154
	Man Infraconstruction Ltd.	287,717	749,725
	Manappuram Finance Ltd.	1,764,454	4,212,758
	Mangalam Cement Ltd.	22,675	227,549
	Mangalore Refinery & Petrochemicals Ltd.	640,392	1,911,820
	Marksans Pharma Ltd.	647,499	1,290,158
Ω	MAS Financial Services Ltd.	129,441	462,940
	Mastek Ltd.	50,322	1,618,039
*	Max Estates Ltd.	61,388	215,359
*	Max Financial Services Ltd.	43,629	528,523
	Mayur Uniquoters Ltd.	55,428	349,255
*	Medplus Health Services Ltd.	8,246	68,693
	Meghmani Organics Ltd.	402,627	416,524
Ω	Metropolis Healthcare Ltd.	81,197	1,764,553
	Minda Corp. Ltd.	188,825	918,628
Ω	Mishra Dhatu Nigam Ltd.	147,449	773,575
	MM Forgings Ltd.	16,541	228,344
	MOIL Ltd.	185,346	895,323

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Monte Carlo Fashions Ltd.	21,677	$177,361
*	Morepen Laboratories Ltd.	1,033,156	614,193
	Motherson Sumi Wiring India Ltd.	4,360,100	3,610,180
	Motilal Oswal Financial Services Ltd.	124,800	3,546,342
	MPS Ltd.	887	17,264
	Mrs Bectors Food Specialities Ltd.	57,218	869,126
	MSTC Ltd.	94,763	1,023,622
	Narayana Hrudayalaya Ltd.	212,281	3,266,063
	Natco Pharma Ltd.	297,927	3,624,940
	National Aluminium Co. Ltd.	2,548,305	5,635,704
	National Fertilizers Ltd.	169,354	210,708
	Nava Ltd.	174,210	1,041,599
	Navin Fluorine International Ltd.	89,188	3,650,127
	Navneet Education Ltd.	310,004	547,153
	NBCC India Ltd.	710,314	1,185,264
	NCC Ltd.	1,200,069	3,462,188
	NCL Industries Ltd.	16,947	42,277
	NELCO Ltd.	31,661	286,951
	Neogen Chemicals Ltd.	8,605	158,544
	NESCO Ltd.	76,896	798,307
	Neuland Laboratories Ltd.	18,322	1,672,727
	Newgen Software Technologies Ltd.	136,406	1,514,654
	NIIT Learning Systems Ltd.	286,922	1,710,670
	NIIT Ltd.	285,432	362,000
	Nilkamal Ltd.	20,926	491,531
Ω	Nippon Life India Asset Management Ltd.	305,811	2,146,211
	NLC India Ltd.	676,311	1,950,192
	NOCIL Ltd.	301,922	968,760
	Novartis India Ltd.	790	9,793
	NRB Bearings Ltd.	156,167	586,557
	Nucleus Software Exports Ltd.	28,161	464,756
*	Nuvama Wealth Management Ltd.	18,502	1,149,648
	Oberoi Realty Ltd.	52,696	930,994
	Oil India Ltd.	105,561	783,832
	One 97 Communications Ltd.	55,781	248,521
	Oracle Financial Services Software Ltd.	47,206	4,271,364
	Orient Cement Ltd.	376,080	1,002,137
	Orient Electric Ltd.	335,916	876,685
	Orient Paper & Industries Ltd.	330,250	206,638
	Oriental Carbon & Chemicals Ltd.	3,121	28,055
	Oriental Hotels Ltd.	130,729	207,512
*	Orissa Minerals Development Co. Ltd.	3,793	312,353
	Page Industries Ltd.	2,347	977,439
	Paisalo Digital Ltd.	1,157,340	982,886
	Panama Petrochem Ltd.	50,945	203,880
* Ω	Parag Milk Foods Ltd.	140,518	354,609
*	Patel Engineering Ltd.	758,714	521,793
*	PC Jeweller Ltd.	398,654	249,098
	PCBL Ltd.	547,454	1,764,850
	PDS Ltd.	1,839	10,201
	Persistent Systems Ltd.	152,228	6,122,646
	Petronet LNG Ltd.	1,773,588	6,575,787
	Pfizer Ltd.	35,000	1,788,722
*	PG Electroplast Ltd.	602	15,139
	Phoenix Mills Ltd.	318,175	12,069,904
	Piramal Enterprises Ltd.	327,582	3,606,871
*	Piramal Pharma Ltd.	1,363,426	2,340,161
* Ω	PNB Housing Finance Ltd.	346,684	3,284,825
	PNC Infratech Ltd.	305,822	1,643,941

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Poly Medicure Ltd.	73,608	$1,445,868
	Polyplex Corp. Ltd.	53,588	595,532
	Poonawalla Fincorp Ltd.	543,772	3,173,868
	Power Finance Corp. Ltd.	48,635	255,177
	Power Mech Projects Ltd.	15,672	980,757
	Praj Industries Ltd.	390,064	2,547,962
*	Prakash Industries Ltd.	291,132	593,565
Ω	Prataap Snacks Ltd.	8,396	89,696
	Prestige Estates Projects Ltd.	430,830	7,099,123
*	Pricol Ltd.	140,462	728,972
*	Prince Pipes & Fittings Ltd.	112,911	862,307
*	Prism Johnson Ltd.	417,838	823,816
*	Privi Speciality Chemicals Ltd.	4,920	73,449
	Procter & Gamble Health Ltd.	28,843	1,686,382
	PSP Projects Ltd.	29,571	238,278
	PTC India Financial Services Ltd.	487,922	248,949
	PTC India Ltd.	682,213	1,832,818
*	PVR Inox Ltd.	76,957	1,248,866
Ω	Quess Corp. Ltd.	139,386	1,042,834
	Radico Khaitan Ltd.	17,719	373,827
	Rain Industries Ltd.	560,564	1,167,027
*	Rajesh Exports Ltd.	193,734	737,805
	Rallis India Ltd.	276,838	883,918
	Ramco Cements Ltd.	304,449	2,895,616
	Ramco Industries Ltd.	112,346	302,815
*	Ramco Systems Ltd.	7,706	32,916
	Ramkrishna Forgings Ltd.	194,449	1,756,358
*	Ramky Infrastructure Ltd.	8,084	54,790
	Rane Holdings Ltd.	10,752	169,322
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	874,885
	Ratnamani Metals & Tubes Ltd.	90,764	3,442,062
*	RattanIndia Power Ltd.	3,444,681	377,204
	Raymond Ltd.	117,935	2,964,502
Ω	RBL Bank Ltd.	1,414,364	4,391,343
	REC Ltd.	1,511,711	9,190,886
	Redington Ltd.	1,877,512	4,940,340
*	Redtape Ltd.	64,179	561,949
	Relaxo Footwears Ltd.	134,012	1,346,323
	Reliance Industrial Infrastructure Ltd.	30,016	474,634
*	Reliance Infrastructure Ltd.	568,950	1,215,681
*	Reliance Power Ltd.	7,901,815	2,562,710
*	Religare Enterprises Ltd.	18,107	47,771
	Repco Home Finance Ltd.	125,860	782,901
	Rhi Magnesita India Ltd.	31,649	246,232
	Rico Auto Industries Ltd.	241,078	398,121
	RITES Ltd.	148,652	1,213,072
	Rossari Biotech Ltd.	25,892	231,901
	Route Mobile Ltd.	23,942	436,076
*	RPSG Ventures Ltd.	962	8,270
	RSWM Ltd.	66,991	154,901
	Rupa & Co. Ltd.	54,355	176,865
	Safari Industries India Ltd.	39,729	1,005,348
	Sagar Cements Ltd.	64,282	171,849
Ω	Salasar Techno Engineering Ltd.	54,824	13,480
	Sandhar Technologies Ltd.	11,788	71,206
	Sanghvi Movers Ltd.	37,615	588,537
	Sanofi India Ltd.	28,063	2,798,891
Ω	Sansera Engineering Ltd.	1,702	20,840
*	Sapphire Foods India Ltd.	17,150	291,665

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sarda Energy & Minerals Ltd.	223,926	$641,844
	Saregama India Ltd.	60,721	313,728
	Sasken Technologies Ltd.	14,843	275,409
*	Satin Creditcare Network Ltd.	62,972	196,647
	Savita Oil Technologies Ltd.	45,238	311,893
	Schaeffler India Ltd.	29,897	1,311,661
*	Schneider Electric Infrastructure Ltd.	184,071	1,774,557
*	SEPC Ltd.	622,099	144,164
*	Sequent Scientific Ltd.	244,159	359,980
	Seshasayee Paper & Boards Ltd.	74,280	297,848
Ω	SH Kelkar & Co. Ltd.	112,725	264,661
	Shakti Pumps India Ltd.	7,950	188,033
	Shankara Building Products Ltd.	21,255	173,616
	Shanthi Gears Ltd.	29,927	201,465
	Sharda Cropchem Ltd.	75,825	334,935
	Sharda Motor Industries Ltd.	9,585	176,327
	Share India Securities Ltd.	3,612	73,419
*	Sheela Foam Ltd.	17,363	188,117
*	Shilpa Medicare Ltd.	113,879	747,890
*	Shipping Corp. of India Land & Assets Ltd.	469,725	384,512
	Shipping Corp. of India Ltd.	451,179	1,229,457
	Shivalik Bimetal Controls Ltd.	2,390	16,445
*	Shoppers Stop Ltd.	123,225	1,058,175
*	Shree Renuka Sugars Ltd.	1,737,947	929,441
	Shriram Pistons & Rings Ltd.	4,790	117,170
*	SIS Ltd.	65,864	368,571
	Siyaram Silk Mills Ltd.	26,830	150,201
*	SJS Enterprises Ltd.	5,140	38,880
	SKF India Ltd.	78,522	4,344,242
	Skipper Ltd.	19,548	83,319
	Snowman Logistics Ltd.	17,529	14,210
	Sobha Ltd.	113,651	2,414,844
	Solar Industries India Ltd.	51,250	5,496,229
*	Solara Active Pharma Sciences Ltd.	24,205	153,699
	Somany Ceramics Ltd.	21,226	160,220
	Sonata Software Ltd.	536,177	4,496,151
	South Indian Bank Ltd.	5,425,753	1,995,668
	SP Apparels Ltd.	4,719	33,808
*	Spandana Sphoorty Financial Ltd.	49,631	518,783
*	Star Cement Ltd.	226,872	644,832
	Sterlite Technologies Ltd.	539,079	879,534
	Strides Pharma Science Ltd.	178,870	1,920,845
	Stylam Industries Ltd.	10,286	202,749
	Styrenix Performance Materials Ltd.	6,546	128,549
*	Subex Ltd.	1,122,066	413,933
	Subros Ltd.	75,571	564,716
	Sudarshan Chemical Industries Ltd.	100,071	879,946
	Sumitomo Chemical India Ltd.	179,952	860,590
	Sun TV Network Ltd.	275,300	2,160,609
	Sundaram Finance Holdings Ltd.	7,259	21,154
	Sundaram Finance Ltd.	130,148	7,374,793
	Sundaram-Clayton Ltd.	12,106	238,585
	Sundram Fasteners Ltd.	314,991	4,244,615
*	Sunflag Iron & Steel Co. Ltd.	74,248	193,986
	Sunteck Realty Ltd.	148,817	778,278
	Suprajit Engineering Ltd.	227,193	1,152,112
	Supreme Industries Ltd.	133,184	8,034,229
	Supreme Petrochem Ltd.	295,350	2,411,276
	Surya Roshni Ltd.	102,102	766,830

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Suven Pharmaceuticals Ltd.	653,046	$5,162,688
*	Suzlon Energy Ltd.	23,338,088	11,467,571
	Swan Energy Ltd.	76,621	569,962
	Swaraj Engines Ltd.	19,779	583,611
	Symphony Ltd.	1,113	12,865
Ω	Syngene International Ltd.	462,097	3,812,452
	Tamil Nadu Newsprint & Papers Ltd.	86,283	283,357
	Tamilnad Mercantile Bank Ltd.	7,414	43,217
	Tanla Platforms Ltd.	186,655	2,045,053
*	TARC Ltd.	153,004	283,978
	Tasty Bite Eatables Ltd.	101	14,421
	Tata Chemicals Ltd.	436,592	5,609,175
	Tata Consumer Products Ltd.	36,935	488,755
	Tata Steel Ltd.	771,669	1,518,795
	TCI Express Ltd.	55,854	697,931
	TD Power Systems Ltd.	162,475	653,487
*	TeamLease Services Ltd.	7,804	308,608
	Techno Electric & Engineering Co. Ltd.	198,034	2,411,735
	Tega Industries Ltd.	4,511	81,041
* Ω	Tejas Networks Ltd.	161,197	2,206,824
	Texmaco Rail & Engineering Ltd.	584,579	1,274,212
	Thejo Engineering Ltd.	185	6,780
	Thermax Ltd.	9,241	516,757
	Thirumalai Chemicals Ltd.	138,878	455,901
	Thomas Cook India Ltd.	348,484	848,515
Ω	Thyrocare Technologies Ltd.	51,815	400,407
	Tide Water Oil Co. India Ltd.	20,475	439,440
	Tilaknagar Industries Ltd.	216,288	611,965
	Time Technoplast Ltd.	390,193	1,297,254
	Timken India Ltd.	85,158	3,412,936
	Tips Industries Ltd.	3,936	21,768
	Titagarh Rail System Ltd.	163,671	2,069,172
	Torrent Power Ltd.	356,612	6,424,305
	Tourism Finance Corp. of India Ltd.	138,784	296,326
	Transformers & Rectifiers India Ltd.	9,390	70,769
*	TransIndia Real Estate Ltd.	216,315	124,060
	Transport Corp. of India Ltd.	98,187	1,021,377
	Trident Ltd.	4,096,218	1,931,651
	Triveni Engineering & Industries Ltd.	253,714	1,100,963
	Triveni Turbine Ltd.	387,061	2,495,191
	TTK Prestige Ltd.	142,645	1,203,807
	Tube Investments of India Ltd.	161,374	7,253,322
	TV Today Network Ltd.	80,104	225,253
	TVS Holdings Ltd.	12,440	1,306,034
	TVS Srichakra Ltd.	12,076	605,852
	Uflex Ltd.	108,416	586,891
	Ugar Sugar Works Ltd.	94,567	90,297
*	Ugro Capital Ltd.	83,237	264,774
	Ujjivan Financial Services Ltd.	248,978	1,709,660
Ω	Ujjivan Small Finance Bank Ltd.	1,931,764	1,237,835
*	Unichem Laboratories Ltd.	96,528	678,560
	UNO Minda Ltd.	428,301	3,780,756
	Usha Martin Ltd.	434,267	1,939,830
	UTI Asset Management Co. Ltd.	91,049	1,037,859
*	VA Tech Wabag Ltd.	109,564	1,265,550
	Vaibhav Global Ltd.	225,817	1,120,071
*	Valor Estate Ltd.	178,250	502,534
	Vardhman Textiles Ltd.	450,962	2,408,248
* Ω	Varroc Engineering Ltd.	107,533	674,983

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vedant Fashions Ltd.	41,234	$467,345
	Venky’s India Ltd.	17,968	384,141
	Vesuvius India Ltd.	18,323	984,135
	V-Guard Industries Ltd.	563,511	2,312,474
	Vimta Labs Ltd.	17,648	114,184
	Vinati Organics Ltd.	91,094	1,786,943
	Vindhya Telelinks Ltd.	17,120	523,186
	VIP Industries Ltd.	135,699	892,334
*	VL E-Governance & IT Solutions Ltd.	136,960	106,020
*	V-Mart Retail Ltd.	9,319	241,918
	Voltamp Transformers Ltd.	13,311	1,655,217
	Voltas Ltd.	434,117	7,656,440
	VRL Logistics Ltd.	106,773	714,415
	VST Industries Ltd.	18,750	903,408
	VST Tillers Tractors Ltd.	13,066	574,424
	Welspun Corp. Ltd.	393,665	2,662,252
	Welspun Enterprises Ltd.	232,271	1,008,530
	Welspun Living Ltd.	1,138,045	2,036,654
	West Coast Paper Mills Ltd.	100,504	802,186
	Westlife Foodworld Ltd.	159,939	1,642,737
	Whirlpool of India Ltd.	38,693	697,535
*	Wockhardt Ltd.	165,786	1,118,258
	Wonderla Holidays Ltd.	34,714	412,299
*	Zee Entertainment Enterprises Ltd.	2,602,393	4,562,835
	Zen Technologies Ltd.	1,475	19,587
	Zensar Technologies Ltd.	350,115	2,553,745
	ZF Commercial Vehicle Control Systems India Ltd.	2,458	404,914
	Zydus Wellnes Ltd.	29,306	581,663

TOTAL INDIA.			1,017,222,908

INDONESIA — (1.7%)
	ABM Investama Tbk. PT	306,700	73,118
	Ace Hardware Indonesia Tbk. PT	16,305,900	936,130
*	Adi Sarana Armada Tbk. PT	3,734,500	177,805
*	Agung Semesta Sejahtera Tbk. PT	14,642,700	6,246
	AKR Corporindo Tbk. PT	23,387,300	2,405,633
*	Alam Sutera Realty Tbk. PT	23,426,900	190,023
*	Allo Bank Indonesia Tbk. PT	111,700	6,924
	Aneka Tambang Tbk. PT	3,348,600	336,601
* ††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	9,585,500	383,275
	Astra Agro Lestari Tbk. PT	1,090,600	435,489
	Astra Otoparts Tbk. PT	2,355,600	301,321
*	Asuransi Maximus Graha Persada Tbk. PT	3,111,900	2,092
	Avia Avian Tbk. PT	4,061,800	127,261
* ††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Amar Indonesia Tbk. PT	9,530,328	146,309
	Bank BTPN Syariah Tbk. PT	5,420,300	404,674
*	Bank Bukopin Tbk. PT	66,277,082	268,793
*	Bank Ina Perdana PT	4,559,900	1,188,381
*	Bank Jago Tbk. PT	2,765,800	363,826
*	Bank Mayapada International Tbk. PT	3,046,796	66,219
	Bank Maybank Indonesia Tbk. PT	16,074,000	241,069
*	Bank Nationalnobu Tbk. PT	1,307,304	60,835
*	Bank Neo Commerce Tbk. PT	10,927,600	164,362
	Bank OCBC Nisp Tbk. PT	6,711,200	536,593
*	Bank Pan Indonesia Tbk. PT	12,406,800	848,997
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	9,034,212	563,728
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	9,993,400	365,720

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Tabungan Negara Persero Tbk. PT	10,977,725	$889,373
	BFI Finance Indonesia Tbk. PT	19,595,000	1,264,664
*	Bhakti Multi Artha Tbk. PT	1,452,200	35,758
*	Bintang Oto Global Tbk. PT	7,099,600	405,207
	BISI International Tbk. PT	7,548,300	875,045
	Blue Bird Tbk. PT	1,347,300	128,750
*	Buana Lintas Lautan Tbk. PT	21,081,200	148,755
*	Bukalapak.com Tbk. PT	122,575,000	975,063
	Bukit Asam Tbk. PT	8,828,300	1,643,195
*	Bumi Resources Minerals Tbk. PT	129,269,200	1,212,909
*	Bumi Serpong Damai Tbk. PT	10,561,700	602,212
*	Bumi Teknokultura Unggul Tbk. PT	65,924,600	36,140
*	Capital Financial Indonesia Tbk. PT	24,310,500	770,330
	Catur Sentosa Adiprana Tbk. PT	2,986,100	96,575
*	Cemindo Gemilang PT	4,965,800	340,375
Ω	Cikarang Listrindo Tbk. PT	4,462,100	186,570
	Ciputra Development Tbk. PT	28,002,520	2,076,166
	Cisarua Mountain Dairy Tbk. PT	260,300	79,752
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,328,965
*	City Retail Developments Tbk. PT	12,056,400	104,623
	Delta Dunia Makmur Tbk. PT	13,195,400	404,805
	Dharma Satya Nusantara Tbk. PT	5,886,600	229,643
	Elang Mahkota Teknologi Tbk. PT	10,621,500	251,296
	Elnusa Tbk. PT	7,160,900	188,247
	Erajaya Swasembada Tbk. PT	23,884,400	592,917
	ESSA Industries Indonesia Tbk. PT	16,963,900	811,634
*	Gajah Tunggal Tbk. PT	3,960,900	283,550
	Garudafood Putra Putri Jaya Tbk. PT	14,879,700	378,887
*	Harum Energy Tbk. PT	6,043,000	523,392
	Hexindo Adiperkasa Tbk. PT	554,100	200,972
	Impack Pratama Industri Tbk. PT	22,142,700	482,181
	Indika Energy Tbk. PT	5,449,000	480,833
	Indo Tambangraya Megah Tbk. PT	844,800	1,309,521
	Indocement Tunggal Prakarsa Tbk. PT	1,856,100	882,856
	Indomobil Sukses Internasional Tbk. PT	874,000	73,962
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	959,506
* ††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	39,330
	Japfa Comfeed Indonesia Tbk. PT	12,865,700	905,088
	Jasa Marga Persero Tbk. PT	5,220,000	1,731,275
	Jaya Real Property Tbk. PT	10,463,000	430,967
*	Kapuas Prima Coal Tbk. PT	11,655,000	6,441
*	Kawasan Industri Jababeka Tbk. PT	72,814,457	546,429
*	Lippo Karawaci Tbk. PT	74,301,340	296,748
*	M Cash Integrasi PT	360,200	25,422
	Map Aktif Adiperkasa PT	17,228,500	836,097
	Matahari Department Store Tbk. PT	2,113,400	206,905
*	MD Pictures Tbk. PT	4,154,400	1,259,431
	Medco Energi Internasional Tbk. PT	17,296,406	1,419,064
	Media Nusantara Citra Tbk. PT	15,744,100	303,881
	Medikaloka Hermina Tbk. PT	13,922,600	1,093,079
*	Mega Manunggal Property Tbk. PT	4,769,600	80,821
*	Metro Healthcare Indonesia Tbk. PT	41,039,200	435,815
	Metrodata Electronics Tbk. PT	15,657,100	562,683
	Metropolitan Kentjana Tbk. PT	100,200	170,894
	Mitra Adiperkasa Tbk. PT	25,360,200	2,453,564
	Mitra Keluarga Karyasehat Tbk. PT	3,695,000	658,956
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	245,750
*	MNC Land Tbk. PT	29,086,600	110,918

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Mulia Industrindo Tbk. PT	3,194,000	$75,391
	Nippon Indosari Corpindo Tbk. PT	7,299,489	509,662
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,184,100	1,532,601
*	Pacific Strategic Financial Tbk. PT	20,536,900	1,433,576
	Pakuwon Jati Tbk. PT	36,631,600	903,590
*	Panin Financial Tbk. PT	49,629,800	890,342
*	Paninvest Tbk. PT	4,828,600	255,409
	Perusahaan Gas Negara Tbk. PT	24,381,200	2,201,685
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	6,908,300	367,046
* ††	Pool Advista Indonesia Tbk. PT	10,473,500	6,039
*	PP Persero Tbk. PT	6,944,514	178,677
	Prodia Widyahusada Tbk. PT	323,000	65,108
	Puradelta Lestari Tbk. PT	20,326,900	202,388
*	Quantum Clovera Investama Tbk. PT	4,934,400	2,711
	Ramayana Lestari Sentosa Tbk. PT	3,381,800	99,846
* ††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	54,991
	Salim Ivomas Pratama Tbk. PT	7,152,900	159,152
	Samindo Resources Tbk. PT	106,600	13,631
	Sampoerna Agro Tbk. PT	1,404,800	172,534
	Samudera Indonesia Tbk. PT	15,654,000	265,720
*	Sarana Meditama Metropolitan Tbk. PT	3,942,100	61,609
	Sariguna Primatirta Tbk. PT	5,940,900	348,756
	Sawit Sumbermas Sarana Tbk. PT	7,575,800	493,920
* ††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,444,698
	Siloam International Hospitals Tbk. PT	11,203,800	1,654,271
	Sinar Mas Agro Resources & Technology Tbk. PT	822,760	192,063
* ††	Sri Rejeki Isman Tbk. PT	35,353,931	59,521
	Summarecon Agung Tbk. PT	24,590,846	776,861
	Surya Citra Media Tbk. PT	42,586,800	337,343
*	Surya Semesta Internusa Tbk. PT	10,348,900	679,822
* ††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	13,193,400	124,620
	Tempo Scan Pacific Tbk. PT	1,474,100	175,776
	Timah Tbk. PT	8,208,514	459,757
* ††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	1,618,800	845,629
	Trias Sentosa Tbk. PT	32,818,400	949,417
*	Trimegah Sekuritas Indonesia Tbk. PT	2,930,400	46,505
	Triputra Agro Persada PT	10,894,600	418,796
	Tunas Baru Lampung Tbk. PT	5,795,228	220,695
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	15,164,100	1,734,611
	Unggul Indah Cahaya Tbk. PT	48,239	23,158
* ††	Waskita Beton Precast Tbk. PT	28,238,300	29,172
* ††	Waskita Karya Persero Tbk. PT	30,184,766	70,320
* ††	Wijaya Karya Persero Tbk. PT	7,808,907	77,960
	XL Axiata Tbk. PT	10,312,279	1,564,865

TOTAL INDONESIA			67,855,855

KUWAIT — (0.5%)
	A’ayan Leasing & Investment Co. KSCP	1,285,012	704,402
	Al Ahli Bank of Kuwait KSCP.	913,697	711,279
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	298,880	205,522
	Al-Eid Food KSC	275,966	161,122
	Ali Alghanim Sons Automotive Co. KSCC	77,516	277,076
*	Alimtiaz Investment Group KSC	1,044,365	160,567
*	Arabi Group Holding KSC	335,257	543,719
	Arzan Financial Group for Financing & Investment KPSC	1,425,117	942,990

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
*	Asiya Capital Investments Co. KSCP	1,578,688	$222,747
	Boubyan Petrochemicals Co. KSCP	513,569	1,146,077
	Boursa Kuwait Securities Co. KPSC	222,353	1,442,446
	Combined Group Contracting Co. SAK	202,267	288,016
	Commercial Facilities Co. SAKP	28,413	16,128
	Commercial Real Estate Co. KSC	2,691,200	1,169,707
	Gulf Cables & Electrical Industries Group Co. KSCP	129,059	525,362
	Heavy Engineering & Ship Building Co. KSCP, Class B	134,466	370,294
	Humansoft Holding Co. KSC	220,248	2,071,031
	Integrated Holding Co. KCSC	313,285	513,166
	Jazeera Airways Co. KSCP	175,514	663,230
	Kuwait Cement Co. KSC	75,409	47,207
	Kuwait Financial Centre SAK	23,180	9,398
	Kuwait Insurance Co. SAK.	18,311	31,182
	Kuwait International Bank KSCP	1,786,833	933,117
	Kuwait Real Estate Co. KSC	1,991,219	1,427,374
	Mezzan Holding Co. KSCC	239,144	574,008
*	National Consumer Holding Co. SAK	33,000	11,881
	National Industries Group Holding SAK	2,735,390	1,907,586
	National Investments Co. KSCP	1,174,269	967,448
*	Rasiyat Holding Co.	17,480	18,314
	Salhia Real Estate Co. KSCP	756,344	1,072,080
	Securities House KSC	166,969	28,650
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	542,926	292,331
	Warba Bank KSCP	1,937,109	1,187,524

TOTAL KUWAIT.			20,642,981

MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	883,009
	Able Global Bhd.	29,700	10,803
#	Aeon Co. M Bhd.	1,014,100	235,588
	AEON Credit Service M Bhd.	624,000	928,436
#	AFFIN Bank Bhd.	1,506,043	803,866
	Ajinomoto Malaysia Bhd.	52,700	214,384
	Alliance Bank Malaysia Bhd.	2,133,800	1,706,556
	Allianz Malaysia Bhd.	134,100	591,193
	AME Elite Consortium Bhd.	112,300	41,633
	Ancom Nylex Bhd.	1,250,380	269,587
# *	Ann Joo Resources Bhd.	353,150	84,047
#	Astro Malaysia Holdings Bhd.	2,239,200	142,976
#	Bank Islam Malaysia Bhd.	1,197,400	641,193
# *	Berjaya Corp. Bhd.	6,274,407	380,682
#	Berjaya Food Bhd.	1,438,846	204,932
# *	Berjaya Land Bhd.	2,413,200	176,303
# *	Bermaz Auto Bhd.	1,342,000	649,034
#	British American Tobacco Malaysia Bhd.	284,900	498,620
*	Bumi Armada Bhd.	6,513,300	799,732
	Bursa Malaysia Bhd.	1,533,300	2,393,530
#	Cahya Mata Sarawak Bhd.	1,514,600	348,367
	Carlsberg Brewery Malaysia Bhd., Class B	368,100	1,440,535
	CB Industrial Product Holding Bhd.	599,440	171,558
	CTOS Digital Bhd.	842,000	248,422
#	D&O Green Technologies Bhd.	1,180,300	818,154
# *	Dagang NeXchange Bhd.	1,927,400	158,932
#	Datasonic Group Bhd.	987,200	94,888
	Dayang Enterprise Holdings Bhd.	1,351,175	736,562
	DRB-Hicom Bhd.	1,997,000	584,691
#	Duopharma Biotech Bhd.	1,029,238	254,330
	Dutch Lady Milk Industries Bhd.	79,100	544,818

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Eastern & Oriental Bhd.	52,300	$11,142
#	Eco World Development Group Bhd.	2,221,100	677,894
*	Econpile Holdings Bhd.	90,000	9,023
*	Ekovest Bhd.	4,481,750	415,755
	FAR East Holdings Bhd.	258,300	194,478
	Farm Fresh Bhd.	438,600	135,013
#	Formosa Prosonic Industries Bhd.	187,500	112,941
	Frontken Corp. Bhd.	2,418,050	1,989,651
	Gas Malaysia Bhd.	545,700	413,635
#	Genting Plantations Bhd.	243,300	308,444
#	Globetronics Technology Bhd.	1,231,872	324,140
* ††	Golden Plus Holding Bhd.	216,000	0
#	Guan Chong Bhd.	726,500	416,729
	Hap Seng Plantations Holdings Bhd.	227,100	88,006
# *	Hengyuan Refining Co. Bhd.	301,200	191,938
#	Hextar Global Bhd.	528,600	100,716
	Hiap Teck Venture Bhd.	3,053,200	255,459
#	Hibiscus Petroleum Bhd.	1,362,519	771,651
	Hong Leong Industries Bhd.	350,400	784,027
	HSS Engineers Bhd.	60,900	12,546
	Hume Cement Industries Bhd.	25,600	15,131
	IGB Bhd.	999,381	519,417
	IJM Corp. Bhd.	372,600	188,262
*	Iskandar Waterfront City Bhd.	1,196,100	186,825
# *	JAKS Resources Bhd.	4,337,380	122,432
#	Jaya Tiasa Holdings Bhd.	1,010,527	264,137
	Keck Seng Malaysia Bhd.	289,650	350,398
	Kelington Group Bhd.	371,300	212,597
#	Kenanga Investment Bank Bhd.	346,300	78,867
	Kerjaya Prospek Group Bhd.	609,690	229,985
#	Kim Loong Resources Bhd.	838,580	390,059
	Kossan Rubber Industries Bhd.	2,868,400	1,321,753
	KPJ Healthcare Bhd.	830,000	350,532
#	Kretam Holdings Bhd.	1,506,100	189,490
# *	KSL Holdings Bhd.	790,818	284,096
	LBS Bina Group Bhd.	2,657,916	380,758
#	Leong Hup International Bhd.	717,700	87,174
	Lii Hen Industries Bhd.	293,600	65,119
# * Ω	Lotte Chemical Titan Holding Bhd.	958,197	220,765
	LPI Capital Bhd.	382,424	961,301
	Magni-Tech Industries Bhd.	561,433	259,819
#	Magnum Bhd.	1,830,463	440,502
#	Mah Sing Group Bhd.	3,024,787	790,169
#	Malakoff Corp. Bhd.	4,685,100	656,343
	Malayan Flour Mills Bhd.	1,660,575	229,387
#	Malaysia Building Society Bhd.	784,990	129,584
#	Malaysia Smelting Corp. Bhd.	261,700	157,785
	Malaysian Pacific Industries Bhd.	71,100	449,430
#	Malaysian Resources Corp. Bhd.	4,391,266	614,170
#	Matrix Concepts Holdings Bhd.	2,487,337	952,746
#	MBM Resources Bhd.	418,496	431,576
	Mega First Corp. Bhd.	1,538,100	1,504,297
	Mi Technovation Bhd.	301,700	117,977
#	MKH Bhd.	776,334	217,828
#	MKH Oil Palm East Kalimantan Sdn Bhd.	148,215	19,099
	MNRB Holdings Bhd.	667,088	244,239
#	MPHB Capital Bhd.	790,700	199,931
*	MSM Malaysia Holdings Bhd.	52,900	35,624
*	Muhibbah Engineering M Bhd.	1,359,125	268,661

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	My EG Services Bhd.	9,687,912	$1,893,671
	Nationgate Holdings Bhd.	158,000	57,204
*	Nylex Malaysia Bhd.	4,205	211
	OCK Group Bhd.	96,000	11,841
	Oriental Holdings Bhd.	648,300	926,601
#	OSK Holdings Bhd.	3,977,655	1,214,962
#	Padini Holdings Bhd.	1,331,800	997,333
	Panasonic Manufacturing Malaysia Bhd.	25,084	99,823
	Pantech Group Holdings Bhd.	1,007,619	225,525
	Paramount Corp. Bhd.	759,955	175,089
#	Pentamaster Corp. Bhd.	509,000	453,807
#	Perak Transit Bhd.	948,749	146,890
#	Petron Malaysia Refining & Marketing Bhd.	165,500	170,927
#	PIE Industrial Bhd.	66,900	80,046
	Power Root Bhd.	21,700	7,865
#	Ranhill Utilities Bhd.	1,582,238	369,863
	RCE Capital Bhd.	435,200	252,365
	REDtone Digital Bhd.	53,700	10,207
#	Sam Engineering & Equipment M Bhd.	412,749	423,794
*	Sapura Energy Bhd.	13,232,800	126,009
#	Sarawak Oil Palms Bhd.	830,255	529,746
	Scientex Bhd.	1,441,472	1,267,631
#	SFP Tech Holdings Bhd.	231,500	36,986
# *	Shangri-La Hotels Malaysia Bhd.	117,700	59,557
	Sime Darby Property Bhd.	6,050,300	1,237,073
	SKP Resources Bhd.	1,897,324	404,541
*	Solarvest Holdings Bhd.	38,900	12,535
	SP Setia Bhd. Group	4,373,600	1,331,774
#	Sports Toto Bhd.	1,863,476	549,996
	Sunway Construction Group Bhd.	372,436	236,211
	Suria Capital Holdings Bhd.	269,560	121,112
	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	566,986
#	Ta Ann Holdings Bhd.	494,189	437,843
	Taliworks Corp. Bhd.	476,616	80,338
#	Thong Guan Industries Bhd.	506,100	218,242
	TMC Life Sciences Bhd.	306,800	44,322
*	Tropicana Corp. Bhd.	1,690,590	530,295
#	TSH Resources Bhd.	1,381,600	329,503
#	Uchi Technologies Bhd.	887,200	736,649
#	UEM Edgenta Bhd.	538,000	103,853
#	UEM Sunrise Bhd.	3,165,600	705,551
	Unisem M Bhd.	812,600	619,371
	United Malacca Bhd.	398,850	423,204
	UOA Development Bhd.	4,185,399	1,656,880
*	Uzma Bhd.	41,400	10,440
#	Velesto Energy Bhd.	8,441,608	475,686
#	VS Industry Bhd.	6,082,400	1,158,199
*	Wasco Bhd.	70,500	21,376
#	WCT Holdings Bhd.	2,001,993	219,700
#	Wellcall Holdings Bhd.	883,400	288,295
*	YNH Property Bhd.	128,516	12,764

TOTAL MALAYSIA			60,479,506

MEXICO — (3.2%)
	Alfa SAB de CV, Class A	600,749	439,758
#	Alpek SAB de CV	804,129	595,677
*	Alsea SAB de CV	1,200,172	5,023,267
*	Axtel SAB de CV	5,752,767	355,964
Ω	Banco del Bajio SA	2,398,641	8,866,042

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Bolsa Mexicana de Valores SAB de CV	1,126,677	$2,111,194
	Consorcio ARA SAB de CV	3,356,244	650,452
*	Controladora AXTEL SAB de CV	858,225	14,779
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,728,809	1,415,886
	Corp. Actinver SAB de CV	179,820	158,503
#	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	5,706,693
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	960,372	1,239,796
	Corp. Moctezuma SAB de CV	838,557	3,670,301
	Corporativo Fragua SAB de CV	3	134
*	Corpovael SA de CV	73,341	19,266
	Cydsa SAB de CV	10,875	12,093
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,721
	GCC SAB de CV	538,452	6,064,471
	Genomma Lab Internacional SAB de CV, Class B	1,417,858	1,375,585
	Gentera SAB de CV	2,901,196	4,653,904
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,406,651
	Grupo Comercial Chedraui SA de CV	1,597,509	11,763,045
#	Grupo Herdez SAB de CV	1,410,534	3,979,458
#	Grupo Hotelero Santa Fe SAB de CV	618,935	127,900
	Grupo Industrial Saltillo SAB de CV	1,029,004	1,341,311
*	Grupo Pochteca SAB de CV	327,489	137,451
*	Grupo Posadas SAB de CV	89,967	166,692
#	Grupo Rotoplas SAB de CV	801,868	1,342,005
*	Grupo Simec SAB de CV, Class B	945,472	10,044,855
	Grupo Televisa SAB.	245,514	144,321
* Ω	Grupo Traxion SAB de CV	356,102	597,843
*	Hoteles City Express SAB de CV	833,957	220,529
*	Industrias CH SAB de CV, Class B	1,683,487	18,183,419
	KUO SAB De CV, Class B	713,687	1,770,600
#	La Comer SAB de CV	2,959,826	6,332,334
	Megacable Holdings SAB de CV	1,613,127	4,708,279
*	Minera Frisco SAB de CV, Class A1	5,327,018	1,075,930
* Ω	Nemak SAB de CV	2,997,040	519,604
# *	Ollamani SAB	12,275	25,086
	Operadora De Sites Mexicanos SAB de CV, Class A	209,219	236,201
	Orbia Advance Corp. SAB de CV	678,444	1,110,493
*	Organizacion Cultiba SAB de CV	1,077,807	657,478
	Organizacion Soriana SAB de CV, Class B	358,274	710,033
	Promotora y Operadora de Infraestructura SAB de CV	511,096	5,119,388
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	55,827
	Qualitas Controladora SAB de CV	400,941	5,242,665
	Regional SAB de CV	505,137	4,542,790
* ††	San Luis Rassini	3,300	0
* ††	Sanluis Corp. SA	9,284	0
*	Vista Energy SAB de CV, ADR	2,874	124,013
	Vitro SAB de CV, Class A	642,772	330,189

TOTAL MEXICO			129,391,876

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	3,350,400	522,563
	A Soriano Corp.	2,931,411	606,933
* ††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc..	4,599,400	802,022
	Alsons Consolidated Resources, Inc.	1,838,000	16,192
	Apex Mining Co., Inc.	5,852,000	331,654
*	AyalaLand Logistics Holdings Corp.	2,980,100	98,661
	Belle Corp.	12,306,400	431,635
*	Bloomberry Resorts Corp.	8,335,800	1,500,070

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Century Pacific Food, Inc.	2,699,500	$1,771,167
	China Banking Corp.	5,694,814	3,855,300
	COL Financial Group, Inc.	763,000	30,529
*	Converge Information & Communications Technology Solutions, Inc.	3,379,100	548,716
	Cosco Capital, Inc.	2,998,000	241,681
	D&L Industries, Inc.	6,538,700	707,725
*	DITO CME Holdings Corp.	1,354,100	51,804
	DMCI Holdings, Inc.	5,003,100	957,929
	DoubleDragon Corp.	1,080,890	147,504
	East West Banking Corp.	635,100	102,506
	Filinvest Development Corp.	2,730,422	266,208
	Filinvest Land, Inc.	53,722,577	679,190
	First Gen Corp.	49,300	16,375
	First Philippine Holdings Corp.	1,527,600	1,724,663
	Global Ferronickel Holdings, Inc.	1,835,911	59,512
	GT Capital Holdings, Inc.	143,920	1,590,636
	Keepers Holdings, Inc.	378,000	9,484
	LT Group, Inc.	3,026,800	532,045
	Manila Water Co., Inc.	6,468,900	2,778,761
	Max’s Group, Inc.	59,200	3,251
	Megaworld Corp.	11,562,000	366,006
	Nickel Asia Corp.	9,723,100	676,977
	Petron Corp.	5,086,800	263,916
	Philcomsat Holdings Corp.	316,021	585,177
	Philex Mining Corp.	3,618,300	189,680
*	Philippine National Bank	767,726	288,602
* ††	Philippine National Construction Corp.	173,000	2,752
	Philippine Savings Bank	474,907	448,177
*	Philippine Seven Corp.	10,510	15,744
	Philippine Stock Exchange, Inc.	49,642	167,844
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	64,916
	Premium Leisure Corp.	10,373,000	130,777
	Puregold Price Club, Inc.	1,628,490	667,021
	RFM Corp.	7,485,068	419,558
	Rizal Commercial Banking Corp.	2,651,952	1,042,785
	Robinsons Land Corp.	5,862,351	1,580,140
	Robinsons Retail Holdings, Inc.	393,040	244,317
	Security Bank Corp.	682,310	842,711
	Semirara Mining & Power Corp.	703,400	400,933
	Shakey’s Pizza Asia Ventures, Inc.	274,900	46,267
*	Shell Pilipinas Corp.	933,790	173,634
	Synergy Grid & Development Phils, Inc.	365,700	62,560
*	Top Frontier Investment Holdings, Inc.	2,580	3,765
	Union Bank of the Philippines	1,897,803	1,263,122
	Vista Land & Lifescapes, Inc.	12,890,200	334,558
	Vistamalls, Inc.	589,600	23,610
	Wilcon Depot, Inc.	2,776,300	801,826

TOTAL PHILIPPINES			31,492,091

POLAND — (1.4%)
*	11 bit studios SA	4,464	612,781
	AB SA	2,202	47,612
*	Agora SA	78,455	200,370
*	Alior Bank SA	98,228	2,502,385
# *	Amica SA	11,385	198,996
*	AmRest Holdings SE	112,625	729,762
#	Apator SA	41,865	151,436
	Arctic Paper SA	20,701	104,475

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
#	ASBISc Enterprises PLC	71,933	$433,891
	Asseco Poland SA	72,782	1,430,384
	Auto Partner SA	36,086	239,801
*	Bank Millennium SA	755,000	1,719,047
*	Bank Ochrony Srodowiska SA	63,177	246,872
	Benefit Systems SA	2,817	1,910,874
	Boryszew SA	143,028	217,997
	Budimex SA	29,940	5,064,742
# *	CCC SA	78,369	1,816,586
	Celon Pharma SA	21,330	79,709
# *	CI Games SA	311,268	112,849
#	Cognor Holding SA	232,722	476,802
	ComArch SA	7,770	464,017
	Cyber Folks SA	381	10,464
*	Cyfrowy Polsat SA	3,864	9,522
	Develia SA	1,491,512	2,439,063
	Dom Development SA	15,579	676,782
	Echo Investment SA	22,550	26,045
*	Enea SA	559,136	1,166,479
	Eurocash SA	175,280	589,280
*	Fabryki Mebli Forte SA	48,823	277,010
#	Globe Trade Centre SA	449,774	589,417
# *	Grenevia SA	615,765	368,329
# *	Grupa Azoty SA	107,336	579,753
#	Grupa Kety SA	52,444	10,867,161
	Inter Cars SA	33,276	4,364,213
# *	Jastrzebska Spolka Weglowa SA	94,546	711,780
	KRUK SA	62,008	7,048,498
*	Lubawa SA	30,768	29,469
#	Lubelski Wegiel Bogdanka SA	25,724	181,412
	Mirbud SA	82,029	199,097
	Mo-BRUK SA	2,418	193,373
	Neuca SA	2,358	529,644
*	Newag SA	522	3,710
*	PKP Cargo SA	67,694	200,574
	PlayWay SA	2,668	198,501
*	Polimex-Mostostal SA	121,962	104,912
	Stalexport Autostrady SA	217,280	156,293
	Synektik SA	3,997	127,370
*	Tauron Polska Energia SA	2,405,636	1,726,567
	TEN Square Games SA	5,135	108,906
	Text SA	24,327	538,660
*	Torpol SA	24,822	192,419
	VRG SA	873,743	709,695
#	Warsaw Stock Exchange	44,450	492,290
	Wawel SA	365	56,933
	Wirtualna Polska Holding SA	8,458	250,409
Ω	XTB SA	81,174	1,268,588
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	8,222
*	Zespol Elektrowni Patnow Adamow Konin SA	40,367	196,043

TOTAL POLAND			55,958,271

QATAR — (0.7%)
*	Aamal Co.	5,599,574	1,200,699
	Al Khaleej Takaful Group QSC	460,590	325,182
	Al Meera Consumer Goods Co. QSC	243,742	878,754
	Baladna	1,320,776	489,352
	Barwa Real Estate Co.	4,858,169	3,743,674
	Doha Bank QPSC	5,384,692	2,210,591

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Doha Insurance Co. QSC	178,039	$116,746
*	Estithmar Holding QPSC	2,742,883	1,543,167
	Gulf International Services QSC	2,627,664	1,993,300
	Gulf Warehousing Co.	698,372	634,062
*	Lesha Bank LLC	3,250,016	1,184,095
	Mannai Corp. QSC	532,158	562,408
	Mazaya Real Estate Development QPSC	1,159,539	206,712
	Medicare Group	524,816	584,329
	Qatar Aluminum Manufacturing Co.	6,405,903	2,482,543
	Qatar Insurance Co. SAQ	3,614,391	2,246,032
	Qatar International Islamic Bank QSC	291,121	803,681
	Qatar Islamic Insurance Group	21,480	49,873
	Qatar National Cement Co. QSC	653,872	640,857
	Qatar Navigation QSC	1,512,736	4,388,325
	Salam International Investment Ltd. QSC	2,225,787	385,416
	United Development Co. QSC	4,050,423	1,221,889
	Vodafone Qatar QSC	5,136,998	2,498,445
*	Widam Food Co.	45,980	28,409
	Zad Holding Co.	13,514	51,864

TOTAL QATAR			30,470,405

RUSSIA — (0.0%)
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC	779	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (4.7%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	481,250	335,426
	Abdullah Al Othaim Markets Co.	1,244,508	4,126,233
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	31,236	262,356
	Advanced Petrochemical Co.	124,858	1,423,523
	Al Babtain Power & Telecommunication Co.	120,559	1,324,853
*	Al Gassim Investment Holding Co.	45,834	223,971
	Al Hammadi Holding	252,667	3,736,383
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	845,118
	Al Jouf Agricultural Development Co.	44,544	610,292
*	Al Jouf Cement Co.	167,328	511,854
*	Al Khaleej Training & Education Co.	124,167	1,088,890
	Al Masane Al Kobra Mining Co.	97,954	1,553,886
	Al Moammar Information Systems Co.	53,732	2,250,893
*	Al Rajhi Co. for Co-operative Insurance	62,352	2,192,958
*	Al Yamamah Steel Industries Co.	76,456	847,885
*	AlAbdullatif Industrial Investment Co.	108,640	504,798
	Alamar Foods	28,647	716,311
	Alandalus Property Co.	194,116	1,436,629
	Alaseel Co.	479,940	663,971
*	Al-Baha Development & Investment Co.	5,708,600	212,026
	Aldrees Petroleum & Transport Services Co.	127,998	5,713,694
*	Al-Etihad Cooperative Insurance Co.	68,752	483,938
*	AlJazira Takaful Ta’awuni Co.	104,041	512,734
*	AlKhorayef Water & Power Technologies Co.	32,838	2,040,273
*	Allianz Saudi Fransi Cooperative Insurance Co.	107,037	597,971
	Almunajem Foods Co.	48,392	1,549,397
*	Alujain Corp.	82,243	984,137
*	Amana Cooperative Insurance Co.	47,955	176,704
	Amlak International Finance Co.	32,922	125,316

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Anaam International Holding Group Co.	817,444	$235,273
*	Arabia Insurance Cooperative Co.	94,706	416,456
	Arabian Cement Co.	178,827	1,459,412
	Arabian Contracting Services Co.	43,611	2,540,213
*	Arabian Pipes Co.	16,683	809,699
*	Arabian Shield Cooperative Insurance Co.	86,559	522,493
	Arriyadh Development Co.	275,498	1,715,548
	Astra Industrial Group	134,321	6,218,335
	Ataa Educational Co.	36,431	688,480
	Baazeem Trading Co.	9,007	167,727
*	Bank Al-Jazira	1,719,351	7,412,127
	Basic Chemical Industries Ltd.	38,292	353,308
*	Batic Investments & Logistic Co.	369,133	314,174
	Bawan Co.	90,760	1,144,530
	BinDawood Holding Co.	510,295	1,286,096
*	Buruj Cooperative Insurance Co.	47,447	284,138
	Catrion Catering Holding Co.	138,748	4,668,629
	Cenomi Centers	354,997	2,367,886
*	Chubb Arabia Cooperative Insurance Co.	40,251	354,067
	City Cement Co.	215,742	1,192,903
	Dallah Healthcare Co.	111,569	4,869,868
*	Dar Al Arkan Real Estate Development Co.	1,733,568	6,137,525
	East Pipes Integrated Co. for Industry	23,331	890,426
	Eastern Province Cement Co.	116,026	1,032,741
	Electrical Industries Co.	1,772,460	2,230,882
*	Emaar Economic City	1,222,455	2,526,219
*	Fawaz Abdulaziz Al Hokair & Co., Class C	140,758	430,918
	Fitaihi Holding Group	420,136	453,984
*	Gulf General Cooperative Insurance Co.	77,334	321,413
	Gulf Insurance Group	65,479	656,374
*	Gulf Union Cooperative Insurance Co.	61,206	374,385
	Hail Cement Co.	149,374	455,614
	Herfy Food Services Co.	68,286	580,098
*	Jazan Development & Investment Co.	90,932	399,870
	L’Azurde Co. for Jewelry	83,263	342,985
	Leejam Sports Co. JSC	78,537	4,383,972
*	Liva Insurance Co.	59,423	324,025
	Maharah Human Resources Co.	861,640	1,446,347
*	Malath Cooperative Insurance Co.	84,556	443,898
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	154,548	1,115,078
*	Methanol Chemicals Co.	115,818	521,388
*	Middle East Healthcare Co.	117,786	2,849,747
	Middle East Paper Co.	122,352	1,383,772
*	Middle East Specialized Cables Co.	50,327	445,372
	Mobile Telecommunications Co. Saudi Arabia	1,432,407	4,610,851
	Najran Cement Co.	265,590	703,971
*	Nama Chemicals Co.	39,377	331,368
*	Naseej International Trading Co.	9,376	203,659
*	National Agriculture Development Co.	521,761	4,867,247
	National Co. for Glass Industries	63,808	739,918
	National Co. for Learning & Education	41,585	1,670,771
	National Gas & Industrialization Co.	116,492	2,634,846
*	National Gypsum	47,161	350,240
*	National Industrialization Co., Class C	1,013,786	3,772,340
	National Medical Care Co.	80,526	3,945,625
*	National Metal Manufacturing & Casting Co.	19,775	103,654
	Nayifat Finance Co.	129,549	489,817
	Northern Region Cement Co.	279,916	730,206
	Qassim Cement Co.	58,280	917,485

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Rabigh Refining & Petrochemical Co.	256,953	$515,147
*	Raydan Food Co.	24,476	186,383
	Retal Urban Development Co.	224,694	548,913
*	Salama Cooperative Insurance Co.	10,260	91,345
*	Saudi Arabian Cooperative Insurance Co.	16,596	87,405
	Saudi Automotive Services Co.	117,378	2,606,493
	Saudi Cement Co.	231,880	2,838,889
	Saudi Ceramic Co.	118,245	1,111,476
	Saudi Chemical Co. Holding	1,535,816	3,289,933
*	Saudi Co. For Hardware CJSC	1,504	14,526
*	Saudi Ground Services Co.	40,797	593,226
*	Saudi Industrial Development Co.	23,922	65,764
	Saudi Industrial Investment Group	145,313	897,117
	Saudi Investment Bank	526,160	2,363,470
*	Saudi Kayan Petrochemical Co.	745,569	1,860,693
	Saudi Marketing Co.	67,912	471,687
	Saudi Paper Manufacturing Co.	71,527	1,442,912
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	174,167	1,729,066
*	Saudi Printing & Packaging Co., Class C	81,990	334,056
*	Saudi Public Transport Co.	248,132	1,336,404
*	Saudi Real Estate Co.	493,378	2,963,679
*	Saudi Reinsurance Co.	173,403	1,266,872
*	Saudi Research & Media Group	67,444	4,311,288
*	Saudi Vitrified Clay Pipe Co. Ltd.	18,151	218,383
	Saudia Dairy & Foodstuff Co.	49,883	4,859,633
*	Scientific & Medical Equipment House Co.	24,263	338,281
*	Seera Group Holding	535,616	3,898,689
	SHL Finance Co.	48,474	209,108
*	Sinad Holding Co.	185,868	658,646
	Southern Province Cement Co.	174,170	1,852,612
	Sumou Real Estate Co.	4,238	70,466
	Sustained Infrastructure Holding Co.	127,131	1,283,944
*	Tabuk Agriculture	51,454	262,833
*	Tabuk Cement Co.	137,498	476,805
*	Takween Advanced Industries Co.	87,851	329,368
	Tanmiah Food Co.	13,284	493,745
	Theeb Rent A Car Co.	65,697	1,196,285
*	Umm Al-Qura Cement Co.	85,187	379,376
	United Electronics Co.	134,725	3,555,169
	United International Transportation Co.	124,963	2,781,142
	United Wire Factories Co.	42,559	375,540
*	Walaa Cooperative Insurance Co.	124,183	1,013,145
*	Wataniya Insurance Co.	49,099	397,677
	Yamama Cement Co.	375,757	3,474,690
	Yanbu Cement Co.	238,700	1,860,309
	Zahrat Al Waha For Trading Co., Class C	29,213	335,077
*	Zamil Industrial Investment Co.	118,960	646,940

TOTAL SAUDI ARABIA			193,787,420

SINGAPORE — (0.0%)
* ††	Tech-Pro, Inc.	43,862,000	0

SOUTH AFRICA — (2.7%)
	Adcock Ingram Holdings Ltd.	173,494	510,690
	Advtech Ltd.	2,578,964	3,922,316
	AECI Ltd.	282,814	1,408,383
	African Rainbow Minerals Ltd.	296,695	3,064,898
	Afrimat Ltd.	233,924	797,294
	Alexander Forbes Group Holdings Ltd.	1,437,620	486,241

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Altron Ltd., Class A	631,230	$381,261
*	Astral Foods Ltd.	102,031	802,671
#	AVI Ltd.	939,094	4,323,233
	Barloworld Ltd.	425,747	1,956,278
*	Blue Label Telecoms Ltd.	1,181,745	268,877
# *	Brait PLC	2,328,289	161,066
	Cashbuild Ltd.	50,175	411,837
	Caxton & CTP Publishers & Printers Ltd.	343,385	188,763
	City Lodge Hotels Ltd.	1,058,420	233,134
	Coronation Fund Managers Ltd.	562,518	910,594
	Curro Holdings Ltd.	399,634	228,048
	DataTec Ltd.	1,605,615	3,104,479
Ω	Dis-Chem Pharmacies Ltd.	1,065,344	1,854,474
	DRDGOLD Ltd.	1,386,609	1,099,490
	Famous Brands Ltd.	198,212	579,028
#	Foschini Group Ltd.	874,311	4,616,180
	Grindrod Ltd.	1,566,967	1,080,543
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,561,263	13,380,024
	Hudaco Industries Ltd.	88,913	792,315
	Italtile Ltd.	928,768	468,371
	JSE Ltd.	232,819	1,061,761
*	KAP Ltd.	5,944,254	811,029
*	Lesaka Technologies, Inc.	776	3,251
	Lewis Group Ltd.	192,088	449,857
	Life Healthcare Group Holdings Ltd.	3,875,531	2,211,178
	Merafe Resources Ltd.	3,205,125	212,937
*	Metair Investments Ltd.	477,183	297,008
	Momentum Metropolitan Holdings	3,144,447	3,422,659
	Motus Holdings Ltd.	384,063	1,700,836
	Mpact Ltd.	463,793	628,292
	Mr Price Group Ltd.	678,239	6,283,547
*	MultiChoice Group	454,852	2,907,220
	Netcare Ltd.	3,573,872	2,164,235
	Ninety One Ltd.	572,480	1,184,003
	Northam Platinum Holdings Ltd.	351,396	2,328,237
	Oceana Group Ltd.	244,580	986,127
#	Old Mutual Ltd.	2,659,401	1,562,525
	Omnia Holdings Ltd.	437,540	1,242,106
	Pick n Pay Stores Ltd.	987,025	1,056,223
*	PPC Ltd.	3,163,427	546,943
	PSG Financial Services Ltd.	2,017,236	1,617,795
	Raubex Group Ltd.	488,630	787,910
*	RCL Foods Ltd.	535,302	298,947
	Reunert Ltd.	445,875	1,565,056
	RFG Holdings Ltd.	343,641	245,271
	Santam Ltd.	131,354	2,094,503
	Sappi Ltd.	1,508,335	4,051,993
*	Southern Sun Ltd.	92,144	25,259
*	SPAR Group Ltd.	508,704	2,620,934
	Spur Corp. Ltd.	202,429	326,535
	Sun International Ltd.	802,125	1,566,196
	Super Group Ltd.	907,674	1,343,745
*	Telkom SA SOC Ltd.	755,307	953,242
#	Thungela Resources Ltd.	287,825	2,018,806
	Tiger Brands Ltd.	420,819	4,577,510
# *	Transaction Capital Ltd.	1,423,791	205,623
*	Trencor Ltd.	903,601	343,729
	Truworths International Ltd.	971,043	3,881,888
	Tsogo Sun Ltd.	1,129,167	676,895

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	We Buy Cars Pty. Ltd.	465,266	$494,158
	Wilson Bayly Holmes-Ovcon Ltd.	184,183	1,360,946
*	Zeda Ltd.	502,013	313,542

TOTAL SOUTH AFRICA			109,460,945

SOUTH KOREA — (10.1%)
*	3S Korea Co. Ltd.	154,715	289,030
	ABco Electronics Co. Ltd.	34,238	298,144
	ABOV Semiconductor Co. Ltd.	8,956	99,185
# *	Abpro Bio Co. Ltd.	630,240	231,703
*	ADTechnology Co. Ltd.	32,888	925,645
	Advanced Nano Products Co. Ltd.	26,011	2,173,806
	Advanced Process Systems Corp.	34,806	871,968
	Aekyung Chemical Co. Ltd.	35,661	319,087
	Aekyung Industrial Co. Ltd.	21,735	324,821
*	Agabang&Company	67,415	247,041
#	Ahnlab, Inc.	20,292	928,030
*	Air Busan Co. Ltd.	36,739	71,531
	Ajin Industrial Co. Ltd.	88,562	253,804
	AK Holdings, Inc.	1,713	18,748
*	ALUKO Co. Ltd.	165,011	394,225
# *	Amicogen, Inc.	132,820	732,841
*	Aminologics Co. Ltd.	199,202	214,620
*	Amo Greentech Co. Ltd.	25,182	188,356
*	Amotech Co. Ltd.	35,475	190,536
*	Anam Electronics Co. Ltd.	186,008	251,067
*	Ananti, Inc.	197,211	904,335
*	Anapass, Inc.	10,439	161,237
*	Anterogen Co. Ltd.	18,586	192,684
	APRO Co. Ltd.	1,846	15,477
*	Aprogen, Inc.	268,248	304,459
*	APS, Inc.	44,932	233,199
* ††	Arion Technology, Inc.	1,721	0
	Asia Cement Co. Ltd.	54,970	401,440
	ASIA Holdings Co. Ltd.	3,528	603,753
	Asia Pacific Satellite, Inc.	19,738	247,590
	Asia Paper Manufacturing Co. Ltd.	81,215	497,924
*	Asiana Airlines, Inc.	82,372	651,685
	Atinum Investment Co. Ltd.	117,276	237,392
	Avaco Co. Ltd.	31,776	415,727
	Avatec Co. Ltd.	7,666	69,093
	Baiksan Co. Ltd.	44,605	442,845
*	Barunson Entertainment & Arts Corp.	6,431	2,679
*	Beno Tnr, Inc.	34,664	105,216
	BGF Co. Ltd.	103,379	281,246
	BGFecomaterials Co. Ltd.	82,075	237,160
#	BH Co. Ltd.	80,510	1,005,990
*	BHI Co. Ltd.	39,293	245,169
# *	Binex Co. Ltd.	83,552	840,295
	Binggrae Co. Ltd.	14,995	772,047
	Bio Plus Co. Ltd.	47,003	217,847
*	Biodyne Co. Ltd.	41,035	267,701
*	Bioneer Corp.	62,522	1,363,697
*	Biosolution Co. Ltd.	2,671	36,062
	BIT Computer Co. Ltd.	29,596	129,159
*	BNC Korea Co. Ltd.	162,737	754,420
#	Boditech Med, Inc.	44,167	507,060
	BoKwang Industry Co. Ltd.	47,681	185,645
	Bookook Securities Co. Ltd.	10,528	184,529

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Boryung	107,363	$862,005
*	Bosung Power Technology Co. Ltd.	135,252	319,420
	Brand X Co. Ltd.	13,892	50,001
* ††	Bucket Studio Co. Ltd.	55,178	8,623
*	Bukwang Pharmaceutical Co. Ltd.	119,347	547,403
*	BusinessOn Communication Co. Ltd.	9,828	101,490
	BYC Co. Ltd.	10,070	284,149
	Byucksan Corp.	131,559	213,294
*	C&C International Corp.	4,331	263,797
*	Cafe24 Corp.	42,602	462,919
*	CammSys Corp.	198,279	201,205
	Caregen Co. Ltd.	27,892	439,248
*	Chabiotech Co. Ltd.	49,264	606,350
	Chemtronics Co. Ltd.	39,956	804,196
*	Chemtros Co. Ltd.	53,634	263,498
#	Cheryong Electric Co. Ltd.	38,769	1,721,178
*	ChinHung International, Inc.	207,572	142,667
*	Chips&Media, Inc.	37,182	577,784
*	Choil Aluminum Co. Ltd.	226,703	387,090
*	Chokwang Leather Co. Ltd.	607	22,720
	Chong Kun Dang Pharmaceutical Corp.	21,323	1,600,540
	Chongkundang Holdings Corp.	11,961	531,575
* ††	Chorokbaem Media Co. Ltd.	49,739	36,456
# *	Chunbo Co. Ltd.	8,687	482,870
*	CJ Bioscience, Inc.	259	2,757
*	CJ CGV Co. Ltd.	186,085	770,432
*	CJ ENM Co. Ltd.	28,541	1,561,461
	CJ Freshway Corp.	17,881	295,223
*	CKD Bio Corp.	10,942	192,082
	CLIO Cosmetics Co. Ltd.	13,245	334,564
*	CMG Pharmaceutical Co. Ltd.	327,955	498,965
*	CoAsia Corp.	10,028	53,698
*	Com2uS Holdings Corp.	12,556	270,341
	Com2uSCorp.	26,297	754,860
*	ContentreeJoongAng Corp.	21,259	205,145
*	Coreana Cosmetics Co. Ltd.	52,223	117,697
*	Corentec Co. Ltd.	19,152	127,374
	Cosmax, Inc.	25,280	2,550,534
*	Cosmecca Korea Co. Ltd.	16,670	427,440
*	Cosmochemical Co. Ltd.	51,589	1,179,748
#	COWELL FASHION Co. Ltd.	49,398	113,810
	Cowintech Co. Ltd.	15,842	263,288
	CR Holdings Co. Ltd.	73,982	322,448
# *	Creative & Innovative System	162,892	1,337,145
	Creverse, Inc.	6,861	94,036
*	CrystalGenomics Invites Co. Ltd.	133,930	289,966
*	CS Bearing Co. Ltd.	24,068	140,266
# *	CTC BIO, Inc.	58,083	340,617
*	Cube Entertainment, Inc.	1,854	19,635
	Cuckoo Holdings Co. Ltd.	26,747	378,570
#	Cuckoo Homesys Co. Ltd.	25,090	418,740
*	Curexo, Inc.	42,724	374,117
	Cymechs, Inc.	19,555	296,467
*	D&C Media Co. Ltd.	4,809	85,558
#	D.I Corp.	73,014	1,036,654
*	DA Technology Co. Ltd.	133,285	19,577
	Dae Hwa Pharmaceutical Co. Ltd.	38,577	307,636
	Dae Won Kang Up Co. Ltd.	125,990	522,138
* ††	Dae Yu Co. Ltd.	4,904	1,529

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daea TI Co. Ltd..	195,936	$435,056
*	Daebo Magnetic Co. Ltd.	7,816	141,522
*	Daechang Co. Ltd	131,727	150,429
	Daechang Forging Co. Ltd.	20,949	100,878
	Daedong Corp.	53,430	461,616
	Daeduck Co. Ltd.	4,472	20,337
	Daeduck Electronics Co. Ltd.	110,072	1,826,410
	Daehan Flour Mill Co. Ltd.	3,196	317,024
	Daehan New Pharm Co. Ltd.	32,177	185,801
	Daehan Steel Co. Ltd.	34,780	351,866
*	Dae-Il Corp.	74,654	315,947
*	Daejoo Electronic Materials Co. Ltd.	35,811	2,401,731
#	Daesang Corp.	73,468	1,162,416
	Daesang Holdings Co. Ltd.	46,079	288,617
	Daesung Energy Co. Ltd.	28,072	177,865
	Daesung Holdings Co. Ltd.	3,322	21,874
*	Daesung Industrial Co. Ltd.	72,040	198,126
*	Daesung Private Equity, Inc.	10,556	15,376
	Daewon Media Co. Ltd.	26,165	192,777
	Daewon Pharmaceutical Co. Ltd.	54,458	588,041
	Daewon San Up Co. Ltd.	13,387	63,557
*	Daewoo Engineering & Construction Co. Ltd.	184,641	508,748
	Daewoong Co. Ltd.	62,362	847,814
	Daewoong Pharmaceutical Co. Ltd.	13,972	1,127,061
*	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	18,865	387,372
	Daishin Securities Co. Ltd.	112,901	1,279,124
# *	Danal Co. Ltd.	174,569	489,638
	Daol Investment & Securities Co. Ltd.	128,420	294,630
	Daou Data Corp.	46,710	419,406
	Daou Technology, Inc.	91,181	1,296,940
*	Dasan Networks, Inc.	89,525	245,234
# *	Dawonsys Co. Ltd.	102,426	993,410
	DB Financial Investment Co. Ltd.	88,961	273,529
*	DB, Inc.	261,190	270,573
*	Dear U Co. Ltd.	4,401	83,869
*	Dentis Co. Ltd.	34,911	233,192
	Dentium Co. Ltd.	22,411	2,090,914
	Deutsch Motors, Inc.	62,031	233,411
# *	Devsisters Co. Ltd.	13,354	460,354
*	Dexter Studios Co. Ltd.	58,162	294,187
	DGB Financial Group, Inc.	566,199	3,458,537
	DI Dong Il Corp.	52,667	969,179
	Digital Daesung Co. Ltd.	50,789	258,756
	Digital Imaging Technology Co. Ltd.	10,762	224,071
*	DIO Corp.	30,199	446,491
*	DK Tech Co. Ltd.	9,051	56,609
	DL E&C Co. Ltd.	55,184	1,479,314
	DL Holdings Co. Ltd.	33,762	1,295,556
* ††	DMOA Co. Ltd.	414,534	64,785
	DMS Co. Ltd.	57,720	262,478
	DN Automotive Corp.	4,204	253,712
	DNF Co. Ltd.	26,963	422,061
	Dohwa Engineering Co. Ltd.	49,605	266,775
	Dong Ah Tire & Rubber Co. Ltd.	15,897	140,314
	Dong-A Socio Holdings Co. Ltd.	9,972	795,251
	Dong-A ST Co. Ltd.	15,843	771,314
	Dongbang Transport Logistics Co. Ltd.	86,581	137,233
	Dongjin Semichem Co. Ltd.	4,753	146,948

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkoo Bio & Pharma Co. Ltd.	21,999	$105,976
#	DongKook Pharmaceutical Co. Ltd.	83,756	994,097
	Dongkuk Holdings Co. Ltd.	40,445	244,967
	Dongkuk Industries Co. Ltd.	106,036	549,391
	Dongkuk Steel Mill Co. Ltd.	108,638	922,289
*	Dongkuk Structures & Construction Co. Ltd.	93,874	199,444
	Dongsuh Cos., Inc.	14,928	205,256
	Dongsung Chemical Co. Ltd.	86,675	287,964
	Dongsung Finetec Co. Ltd.	60,256	558,382
*	Dongsung Pharmaceutical Co. Ltd.	24,408	91,198
# *	Dongwha Enterprise Co. Ltd.	17,954	731,358
	Dongwha Pharm Co. Ltd.	71,325	449,003
	Dongwon Development Co. Ltd.	124,021	241,467
	Dongwon F&B Co. Ltd.	22,886	642,480
#	Dongwon Systems Corp.	18,239	561,341
	Dongwoon Anatech Co. Ltd.	41,650	608,930
	Dongyang E&P, Inc.	18,219	266,601
	Doosan Co. Ltd.	1,667	182,094
# *	Doosan Fuel Cell Co. Ltd.	121,308	1,733,841
#	Doosan Tesna, Inc.	20,410	711,662
	DoubleUGames Co. Ltd.	39,354	1,242,149
	Douzone Bizon Co. Ltd.	35,859	1,538,744
*	Dream Security Co. Ltd.	88,257	212,781
	Dreamtech Co. Ltd.	100,119	680,057
*	DRTECH Corp.	183,856	452,745
*	DSK Co. Ltd.	6,892	32,318
	Duck Yang Industry Co. Ltd.	51,906	190,016
*	Duk San Neolux Co. Ltd.	38,011	1,047,176
*	Duksan Hi-Metal Co. Ltd.	17,426	92,096
*	Duksan Techopia Co. Ltd.	4,254	124,996
	Duksung Co. Ltd.	2,357	14,968
	DY Corp.	52,995	220,887
	DY POWER Corp.	19,325	182,266
*	Dynamic Design Co. Ltd.	10,881	56,983
	DYPNF Co. Ltd.	6,176	99,319
* ††	E Investment&Development Co. Ltd.	74,253	14,022
	E1 Corp.	10,584	525,285
	Easy Bio, Inc.	87,948	263,355
#	Easy Holdings Co. Ltd.	107,856	255,676
	Echo Marketing, Inc.	47,688	471,544
	Ecoplastic Corp.	76,577	253,586
#	Ecopro HN Co. Ltd.	33,131	1,627,550
* ††	Ehwa Technologies Information Co. Ltd.	455,538	55,702
	Elensys Co. Ltd.	11,333	52,797
	Elentec Co. Ltd.	47,311	267,424
	E-MART, Inc.	10,670	489,345
*	EMKOREA Co. Ltd.	113,508	228,946
*	EMRO, Inc.	12,522	603,440
#	EM-Tech Co. Ltd.	42,707	1,038,043
*	Enchem Co. Ltd.	604	123,559
#	ENF Technology Co. Ltd.	33,305	667,814
*	Envioneer Co. Ltd.	732	10,369
*	Enzychem Lifesciences Corp.	18,213	25,828
	Eo Technics Co. Ltd.	774	131,400
*	Eoflow Co. Ltd.	5,280	16,243
* ††	E-TRON Co. Ltd.	1,594,702	86,537
*	Eubiologics Co. Ltd.	76,572	741,896
#	Eugene Corp.	140,289	361,046
	Eugene Investment & Securities Co. Ltd.	196,429	616,212

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Technology Co. Ltd.	48,507	$1,845,160
	Eusu Holdings Co. Ltd.	40,532	164,895
*	EV Advanced Material Co. Ltd.	130,754	238,793
*	Exem Co. Ltd.	168,497	316,740
	Exicon Co. Ltd.	11,282	169,131
	F&F Holdings Co. Ltd.	1,979	21,514
	FarmStory Co. Ltd.	195,611	226,985
*	Fine M-Tec Co. Ltd.	2,624	16,246
#	Fine Semitech Corp.	39,942	943,862
*	Firstec Co. Ltd.	96,567	230,979
*	Flask Co. Ltd.	70,072	40,002
# *	Foosung Co. Ltd.	191,113	1,063,440
	Fursys, Inc.	10,910	297,447
*	FutureChem Co. Ltd.	34,286	324,112
	Gabia, Inc.	41,698	535,353
*	GAEASOFT.	28,220	153,780
	Galaxia Moneytree Co. Ltd.	61,913	343,334
*	GAMSUNG Corp. Co. Ltd.	182,717	421,860
*	Gaon Cable Co. Ltd.	3,769	133,994
	GC Cell Corp.	24,068	666,431
*	GemVax & Kael Co. Ltd.	35,492	301,813
*	Gemvaxlink Co. Ltd.	194,256	425,789
*	GeneOne Life Science, Inc.	214,850	380,942
*	Genexine, Inc.	98,031	529,820
*	Genie Music Corp.	18,369	41,469
*	Genome & Co.	9,543	47,561
*	Genomictree, Inc.	30,768	487,865
	Geumhwa PSC Co. Ltd.	6,842	138,853
*	Giantstep, Inc.	22,911	150,415
	Global Standard Technology Co. Ltd.	16,924	587,020
*	Global Tax Free Co. Ltd.	93,886	312,755
*	GnBS eco Co. Ltd.	2,900	12,212
	GOLFZON Co. Ltd.	13,009	732,013
	Golfzon Newdin Holdings Co. Ltd.	68,106	189,606
# * ††	Good People Co. Ltd.	112,659	0
	Gradiant Corp.	27,715	324,564
#	Grand Korea Leisure Co. Ltd.	96,422	987,841
#	Green Cross Corp.	15,863	1,303,315
	Green Cross Holdings Corp.	74,695	864,040
	Green Cross Wellbeing Corp.	1,603	11,816
*	Green Plus Co. Ltd.	4,861	38,337
*	GS Engineering & Construction Corp.	202,780	2,403,780
	GS Global Corp.	133,558	237,253
	Gwangju Shinsegae Co. Ltd.	9,662	217,406
	HAESUNG DS Co. Ltd.	34,794	1,244,792
	Haesung Industrial Co. Ltd.	14,187	76,294
	Han Kuk Carbon Co. Ltd.	101,139	827,953
#	Hana Materials, Inc.	21,077	812,702
#	Hana Micron, Inc.	104,922	2,033,522
	Hana Pharm Co. Ltd.	2,755	26,438
*	Hana Technology Co. Ltd.	13,955	596,346
	Hana Tour Service, Inc.	20,874	933,581
*	Hanall Biopharma Co. Ltd.	64,871	1,680,641
	Hancom, Inc.	48,360	828,880
	Handok, Inc.	26,292	262,619
	Handsome Co. Ltd.	40,624	575,201
	Hanil Cement Co. Ltd.	41,965	396,236
	Hanil Feed Co. Ltd.	21,621	78,211
	Hanil Holdings Co. Ltd.	42,979	392,380

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanil Hyundai Cement Co. Ltd.	8,926	$96,549
	Hanjin Transportation Co. Ltd.	22,702	340,838
	Hankook Shell Oil Co. Ltd.	2,067	403,677
	HanmiGlobal Co. Ltd.	23,691	277,527
	Hannong Chemicals, Inc.	22,149	286,923
*	Hans Biomed Corp.	1,113	10,510
#	Hansae Co. Ltd.	43,336	674,626
	Hansae Yes24 Holdings Co. Ltd.	9,629	32,948
	Hanshin Machinery Co.	91,455	298,375
	Hansol Holdings Co. Ltd.	93,816	190,893
*	Hansol IONES Co. Ltd.	71,025	649,914
	Hansol Paper Co. Ltd.	48,916	380,788
	Hansol Technics Co. Ltd.	81,362	327,912
	Hanssem Co. Ltd.	6,935	281,748
*	Hansung Cleantech Co. Ltd.	71,889	131,742
*	Hanwha Engine	128,636	1,180,537
# *	Hanwha Galleria Corp.	277,929	279,593
	Hanwha General Insurance Co. Ltd.	181,867	661,425
*	Hanwha Investment & Securities Co. Ltd.	386,884	940,911
*	Hanyang Digitech Co. Ltd.	10,693	220,002
	Hanyang Eng Co. Ltd.	32,984	483,285
	Hanyang Securities Co. Ltd.	27,737	212,199
	Harim Co. Ltd.	152,048	335,467
	Harim Holdings Co. Ltd.	142,560	677,335
	HB SOLUTION Co. Ltd.	110,496	502,854
	HB Technology Co. Ltd.	174,261	439,742
	HD Hyundai Construction Equipment Co. Ltd.	36,580	1,438,157
*	HD Hyundai Energy Solutions Co. Ltd.	13,203	225,664
	HD Hyundai Infracore Co. Ltd.	320,618	1,907,440
	HDC Holdings Co. Ltd.	44,038	278,937
	HDC Hyundai Development Co-Engineering & Construction, Class E	108,837	1,380,348
	HDC Hyundai Engineering Plastics Co. Ltd.	10,107	30,905
	Hecto Financial Co. Ltd.	8,753	114,255
	Hecto Innovation Co. Ltd.	24,674	236,217
# *	Helixmith Co. Ltd.	115,106	365,824
#	HFR, Inc.	24,379	272,244
	Hite Jinro Co. Ltd.	95,659	1,450,353
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	90,531	183,011
*	HJ Shipbuilding & Construction Co. Ltd.	79,625	180,934
	HK inno N Corp.	27,102	757,067
	HL Holdings Corp.	18,795	460,489
	HL Mando Co. Ltd.	46,742	1,318,222
*	HLB Biostep Co. Ltd.	123,603	330,770
*	HLB Therapeutics Co. Ltd.	188,692	1,529,128
	Home Center Holdings Co. Ltd.	233,830	192,675
*	Homecast Co. Ltd.	100,408	209,265
	HS Industries Co. Ltd.	89,994	266,337
# *	Humasis Co. Ltd.	143,067	190,763
*	Humax Co. Ltd.	51,352	90,947
	Humedix Co. Ltd.	19,277	467,968
#	Huons Co. Ltd.	26,666	662,465
	Huons Global Co. Ltd.	19,370	298,802
	Husteel Co. Ltd.	61,559	205,181
	Huvitz Co. Ltd.	27,773	260,776
	Hwa Shin Co. Ltd.	51,695	404,069
#	Hwaseung Enterprise Co. Ltd.	40,872	277,393
	Hy-Lok Corp.	25,144	491,999
	Hyosung Advanced Materials Corp., Class C	4,921	1,298,379
#	Hyosung Corp.	26,240	1,139,418

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Heavy Industries Corp.	6,040	$1,347,850
	Hyosung TNC Corp.	7,382	1,955,913
	Hyundai Bioland Co. Ltd.	33,411	219,474
*	Hyundai BNG Steel Co. Ltd.	31,868	498,246
	Hyundai Corp.	21,340	263,823
	Hyundai Department Store Co. Ltd.	43,453	1,643,639
#	Hyundai Elevator Co. Ltd.	40,890	1,192,055
	Hyundai Ezwel Co. Ltd.	53,439	223,301
	Hyundai Futurenet Co. Ltd.	85,643	288,172
	Hyundai GF Holdings	97,440	340,271
	Hyundai Green Food	7,889	69,291
	Hyundai Home Shopping Network Corp.	8,854	348,964
*	Hyundai Livart Furniture Co. Ltd.	37,796	207,715
	Hyundai Motor Securities Co. Ltd.	55,151	354,236
	Hyundai Movex Co. Ltd.	16,299	34,536
	Hyundai Pharmaceutical Co. Ltd.	65,014	177,475
	Hyundai Wia Corp.	51,447	2,141,506
	HyVision System, Inc.	35,874	547,421
	i3system, Inc.	15,256	466,863
*	iA, Inc.	880,017	241,037
*	ICD Co. Ltd.	38,800	245,635
*	Il Dong Pharmaceutical Co. Ltd.	6,013	67,198
	Iljin Diamond Co. Ltd.	7,510	84,889
	Iljin Electric Co. Ltd.	76,462	1,209,631
	Iljin Holdings Co. Ltd.	66,086	204,498
*	Iljin Hysolus Co. Ltd.	7,387	124,031
	Iljin Power Co. Ltd.	28,946	263,896
	Ilshin Spinning Co. Ltd.	49,958	324,621
	Ilsung Pharmaceuticals Co. Ltd.	20,685	296,779
	Ilyang Pharmaceutical Co. Ltd.	39,518	395,067
*	IM Co. Ltd.	5,089	28,676
	iMarketKorea, Inc.	56,029	341,835
	InBody Co. Ltd.	38,971	835,887
	Incross Co. Ltd.	22,756	152,299
*	Infinitt Healthcare Co. Ltd.	19,779	73,811
	Innocean Worldwide, Inc.	56,980	934,510
	InnoWireless Co. Ltd.	18,114	335,024
	Innox Advanced Materials Co. Ltd.	42,455	981,070
*	Inscobee, Inc.	286,035	252,170
# *	Insun ENT Co. Ltd.	102,136	480,992
*	Insung Information Co. Ltd.	70,630	142,739
	Intellian Technologies, Inc.	21,427	980,480
	Intelligent Digital Integrated Security Co. Ltd.	17,544	233,673
*	Interflex Co. Ltd.	38,362	402,495
	Interojo Co. Ltd.	24,056	433,394
#	INTOPS Co. Ltd.	32,084	615,520
#	iNtRON Biotechnology, Inc.	82,171	411,280
	Inzi Controls Co. Ltd.	882	4,839
#	IS Dongseo Co. Ltd.	49,372	954,325
#	ISC Co. Ltd.	19,130	1,001,917
	i-SENS, Inc.	61,743	871,485
*	ISU Chemical Co. Ltd.	48,843	426,954
*	ISU Specialty Chemical	11,891	2,920,839
*	ITEK, Inc.	37,024	203,442
# *	ITM Semiconductor Co. Ltd.	7,456	105,370
*	Jahwa Electronics Co. Ltd.	38,252	696,889
	JASTECH Ltd.	16,616	105,068
	JB Financial Group Co. Ltd.	140,462	1,347,714
	JC Chemical Co. Ltd.	34,668	156,430

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Jeil Pharmaceutical Co. Ltd.	9,855	$118,099
*	Jeisys Medical, Inc.	144,955	1,005,086
*	Jeju Air Co. Ltd.	88,222	711,720
*	Jeju Semiconductor Corp.	98,093	1,558,294
*	Jin Air Co. Ltd.	62,070	624,576
	Jinsung T.E.C.	36,955	261,447
*	JNK Heaters Co. Ltd.	62,635	190,122
*	JNTC Co. Ltd.	14,352	209,748
*	JoyCity Corp.	102,173	182,345
	JS Corp.	752	10,225
#	Jusung Engineering Co. Ltd.	82,875	2,052,618
	JVM Co. Ltd.	18,939	408,673
	JW Holdings Corp.	189,488	413,908
	JW Life Science Corp.	28,941	260,244
	JW Pharmaceutical Corp.	44,214	982,050
*	JW Shinyak Corp.	81,839	107,462
#	K Car Co. Ltd.	29,897	285,984
*	Kakao Games Corp.	14,838	231,729
	Kangnam Jevisco Co. Ltd.	9,315	186,928
*	Kangstem Biotech Co. Ltd.	25,235	47,972
	KAON Group Co. Ltd.	46,535	187,206
	KC Co. Ltd.	27,573	435,868
	KC Tech Co. Ltd.	30,014	786,933
	KCC Glass Corp.	30,162	873,502
	KCTC	25,319	74,633
	KEC Corp.	456,631	449,390
*	Kencoa Aerospace Co.	21,517	170,470
	KEPCO Plant Service & Engineering Co. Ltd.	65,626	1,665,173
*	KEYEAST Co. Ltd.	43,850	181,860
	KG Chemical Corp.	96,558	396,648
	KG Dongbusteel	23,234	118,426
	KG Eco Solution Co. Ltd.	62,240	404,202
* ††	KG Mobility Co.	89,851	397,951
#	Kginicis Co. Ltd.	48,990	407,954
	KGMobilians Co. Ltd.	57,542	208,024
#	KH Vatec Co. Ltd.	54,756	607,843
*	Kib Plug Energy	547,931	164,496
*	KidariStudio, Inc.	28,757	95,956
	KINX, Inc.	8,997	595,513
	KISCO Corp.	60,091	515,273
	KISCO Holdings Co. Ltd.	31,963	529,671
	KISWIRE Ltd.	36,878	684,456
*	KMW Co. Ltd.	59,703	658,246
*	KNJ Co. Ltd.	16,518	230,668
*	KNW Co. Ltd.	22,133	122,019
*	KoBioLabs, Inc.	24,325	135,474
	Koentec Co. Ltd.	82,232	415,779
#	Koh Young Technology, Inc.	186,625	2,176,228
#	Kolmar BNH Co. Ltd.	37,255	426,393
	Kolmar Holdings Co. Ltd.	60,370	367,336
	Kolmar Korea Co. Ltd.	48,179	1,739,327
	Kolon Corp.	21,066	249,288
#	Kolon Industries, Inc.	55,356	1,593,385
*	Kolon Life Science, Inc.	4,872	78,706
	Kolon Plastic, Inc.	34,751	180,868
#	KoMiCo Ltd.	21,663	1,417,904
#	KONA I Co. Ltd.	21,596	273,942
	Korea Alcohol Industrial Co. Ltd.	47,508	364,251
	Korea Asset In Trust Co. Ltd.	179,677	399,720

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	$147,530
*	Korea Circuit Co. Ltd.	42,486	484,767
*	Korea District Heating Corp.	383	11,131
	Korea Electric Terminal Co. Ltd.	17,663	819,162
	Korea Electronic Power Industrial Development Co. Ltd.	52,760	290,284
	Korea Export Packaging Industrial Co. Ltd.	44,390	86,824
# *	Korea Information & Communications Co. Ltd.	36,899	236,002
	Korea Information Certificate Authority, Inc.	11,323	39,259
*	Korea Line Corp.	534,830	690,829
	Korea Movenex Co. Ltd.	71,212	261,455
#	Korea Petrochemical Ind Co. Ltd.	11,127	1,090,954
	Korea Pharma Co. Ltd.	3,319	45,940
	Korea Real Estate Investment & Trust Co. Ltd.	504,964	370,079
	Korea United Pharm, Inc.	33,488	594,516
	Korean Reinsurance Co.	376,293	2,224,138
*	KOSES Co. Ltd.	22,051	236,139
*	KPS Corp.	17,118	79,219
	KPX Chemical Co. Ltd.	5,845	191,943
	KSS LINE Ltd.	53,011	316,660
*	Kt alpha Co. Ltd.	48,777	179,621
	KT Skylife Co. Ltd.	60,064	241,903
	KTCS Corp.	108,800	250,659
	Kukdong Oil & Chemicals Co. Ltd.	39,533	111,553
# * ††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	20,698
	Kukjeon Pharmaceutical Co. Ltd.	31,679	128,848
*	Kumho HT, Inc.	255,774	111,647
# *	Kumho Tire Co., Inc.	126,340	639,720
*	KUMHOE&C Co. Ltd.	60,792	186,180
	Kumkang Kind Co. Ltd.	52,507	206,226
	Kwang Dong Pharmaceutical Co. Ltd.	112,403	553,814
*	Kwangmu Co. Ltd.	25,875	61,866
	KX Innovation Co. Ltd.	69,335	237,795
	Kyeryong Construction Industrial Co. Ltd.	21,408	212,604
	Kyobo Securities Co. Ltd.	58,656	212,734
	Kyongbo Pharmaceutical Co. Ltd.	36,171	194,713
	Kyung Dong Navien Co. Ltd.	21,138	908,902
	Kyungbang Co. Ltd.	2,785	15,348
	KyungDong City Gas Co. Ltd.	10,595	147,946
	Kyungdong Pharm Co. Ltd.	57,017	262,413
	Kyung-In Synthetic Corp.	101,373	250,787
	L&C Bio Co. Ltd.	34,106	497,621
*	L&K Biomed Co. Ltd.	2,662	16,548
*	LabGenomics Co. Ltd.	160,572	318,319
# *	Lake Materials Co. Ltd.	115,339	1,887,960
*	LaonPeople, Inc.	7,151	33,084
# *	LB Semicon, Inc.	114,801	605,865
	LEADCORP, Inc.	34,577	133,801
	Lee Ku Industrial Co. Ltd.	36,342	172,626
	LF Corp.	49,088	547,009
	LG HelloVision Co. Ltd.	105,600	257,180
	LOT Vacuum Co. Ltd.	42,497	606,874
	Lotte Chilsung Beverage Co. Ltd.	11,100	1,015,621
*	Lotte Data Communication Co.	6,698	146,478
	Lotte Energy Materials Corp.	27,147	883,044
	LOTTE Fine Chemical Co. Ltd.	48,299	1,567,680
	LOTTE Himart Co. Ltd.	34,338	238,570
*	Lotte Non-Life Insurance Co. Ltd.	155,474	389,134
	Lotte Rental Co. Ltd.	23,420	459,473
#	Lotte Wellfood Co. Ltd.	7,377	713,836

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LS Eco Energy Ltd.	35,473	$779,273
	LS Marine Solution Co. Ltd.	41,609	339,953
*	LTC Co. Ltd.	3,288	36,056
*	LVMC Holdings	314,247	637,742
	LX Hausys Ltd.	17,772	552,578
	LX Holdings Corp.	53,086	267,325
	LX International Corp.	84,654	1,703,363
	LX Semicon Co. Ltd.	28,944	1,523,692
	M.I.Tech Co. Ltd.	33,780	190,299
	Macrogen, Inc.	8,522	124,655
	Maeil Dairies Co. Ltd.	4,652	136,609
	MAKUS, Inc.	2,403	21,279
	Mcnex Co. Ltd.	44,126	811,680
*	MDS Tech, Inc.	196,061	225,636
*	ME2ON Co. Ltd.	52,774	100,432
*	Medipost Co. Ltd.	62,875	322,087
#	Medytox, Inc.	13,641	1,321,343
	Meerecompany, Inc.	18,287	391,884
	MegaStudy Co. Ltd.	23,468	188,606
	MegaStudyEdu Co. Ltd.	26,459	1,154,915
	META BIOMED Co. Ltd.	6,041	18,269
	Mgame Corp.	53,290	207,760
	Mi Chang Oil Industrial Co. Ltd.	981	55,653
*	MiCo Ltd.	99,922	761,975
*	Mirae Asset Life Insurance Co. Ltd.	94,577	341,007
*	Mirae Asset Venture Investment Co. Ltd.	45,048	184,228
	Miwon Chemicals Co. Ltd.	3,654	191,073
	Miwon Commercial Co. Ltd.	5,072	714,217
	Miwon Specialty Chemical Co. Ltd.	5,925	594,080
	MK Electron Co. Ltd.	57,809	489,120
# *	MNTech Co. Ltd.	63,871	769,781
*	Mobase Electronics Co. Ltd.	50,785	68,456
	Modetour Network, Inc.	31,762	384,168
	Motonic Corp.	27,391	162,931
*	Motrex Co. Ltd.	46,392	481,193
	mPlus Corp.	2,912	21,750
	MS Autotech Co. Ltd.	97,277	322,603
	Multicampus Co. Ltd.	7,724	196,784
#	Myoung Shin Industrial Co. Ltd.	90,041	947,947
	Namhae Chemical Corp.	65,840	340,259
*	Namsun Aluminum Co. Ltd.	293,744	406,198
*	Namuga Co. Ltd.	32,185	333,227
	Namyang Dairy Products Co. Ltd.	990	369,366
*	NanoenTek, Inc.	42,584	102,323
	Nasmedia Co. Ltd.	14,818	201,813
*	Nature & Environment Co. Ltd.	263,818	198,102
	Nature Holdings Co. Ltd.	22,214	226,900
	NeoPharm Co. Ltd.	14,725	275,896
	Neowiz	43,589	680,693
*	Neowiz Holdings Corp.	13,636	193,544
*	Nepes Ark Corp.	11,540	236,489
# *	NEPES Corp.	56,133	712,926
*	Neptune Co.	33,973	149,379
	New Power Plasma Co. Ltd.	26,711	109,526
	Nexen Corp.	108,320	334,618
	Nexen Tire Corp.	105,921	711,644
# *	Nexon Games Co. Ltd.	57,090	551,585
	NEXTIN, Inc.	19,082	897,950
	NHN Corp.	47,844	816,463

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	NHN KCP Corp.	80,285	$672,807
	NICE Holdings Co. Ltd.	53,851	478,158
	Nice Information & Telecommunication, Inc.	16,798	271,696
	NICE Information Service Co. Ltd.	122,690	937,322
	NICE Total Cash Management Co. Ltd., Class C	42,408	181,495
	Nong Shim Holdings Co. Ltd.	6,695	322,146
	NOROO Paint & Coatings Co. Ltd.	29,827	203,118
	NOVAREX Co. Ltd.	17,413	130,132
	NPC	58,198	216,692
*	NUVOTEC Co. Ltd.	153,125	60,463
	OCI Co. Ltd.	14,967	1,013,120
	OCI Holdings Co. Ltd.	14,183	966,320
	ONEJOON Co. Ltd.	26,328	302,071
	OptoElectronics Solutions Co. Ltd.	24,003	218,245
*	OPTRON-TEC, Inc.	3,408	11,114
*	Orbitech Co. Ltd.	60,435	122,240
	Oriental Precision & Engineering Co. Ltd.	7,243	17,587
#	Orion Holdings Corp.	69,450	738,242
* ††	Osung Advanced Materials Co. Ltd.	213,179	214,348
#	Ottogi Corp.	4,558	1,370,183
*	P&H Tech Co. Ltd.	2,070	23,962
	Paik Kwang Industrial Co. Ltd.	98,951	561,609
	Paradise Co. Ltd.	139,659	1,513,002
	Park Systems Corp.	13,163	1,399,909
	Partron Co. Ltd.	140,609	812,987
	Paseco Co. Ltd.	9,135	60,078
*	Pemtron Corp.	8,393	51,280
*	People & Technology, Inc.	42,761	1,226,280
	PHA Co. Ltd.	27,238	220,760
#	PharmaResearch Co. Ltd.	21,101	1,932,788
*	PharmGen Science, Inc.	51,788	198,461
*	Pharmicell Co. Ltd.	98,744	418,297
*	PHC Co. Ltd.	4,742	34,310
*	Philenergy Co. Ltd.	3,018	54,244
#	Philoptics Co. Ltd.	44,336	946,862
# *	PI Advanced Materials Co. Ltd.	53,939	814,219
*	Polaris AI Corp.	49,966	77,098
*	Pond Group Co. Ltd.	6,232	27,054
	Poongsan Corp.	57,097	2,667,974
	Poongsan Holdings Corp.	37,452	823,103
#	Posco M-Tech Co. Ltd.	72,480	1,061,068
	POSCO Steeleon Co. Ltd.	7,689	255,805
*	Power Logics Co. Ltd.	90,835	520,821
	Protec Co. Ltd.	14,082	389,673
#	PSK, Inc.	61,581	1,301,964
	Pulmuone Co. Ltd.	38,753	343,134
	Pumtech Korea Co. Ltd.	654	12,604
	QRT, Inc.	1,246	21,399
*	RaonSecure Co. Ltd.	6,130	10,395
*	Ray Co. Ltd.	19,732	189,421
	Reyon Pharmaceutical Co. Ltd.	26,643	263,887
	RFHIC Corp.	52,376	589,541
*	RFTech Co. Ltd.	72,758	203,232
*	Robostar Co. Ltd.	21,039	474,943
*	Robotis Co. Ltd.	9,626	161,104
	Rorze Systems Corp.	5,180	45,088
*	RS Automation Co. Ltd.	5,893	83,843
	Rsupport Co. Ltd.	59,819	156,117
#	S&S Tech Corp.	49,148	1,477,355

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sajo Industries Co. Ltd.	7,744	$205,299
	Sajodaerim Corp.	2,580	70,937
*	Sam Chun Dang Pharm Co. Ltd.	21,476	1,616,541
	Sam Young Electronics Co. Ltd.	35,188	278,319
	Sam Yung Trading Co. Ltd.	61,884	594,608
	Sambo Motors Co. Ltd.	3,410	12,764
*	Sambu Engineering & Construction Co. Ltd.	515,771	589,359
	Samchully Co. Ltd.	5,441	361,316
	SAMHWA Paints Industrial Co. Ltd.	37,979	215,225
	Samick THK Co. Ltd.	31,605	313,787
*	Samil Pharmaceutical Co. Ltd.	31,010	207,073
	Samji Electronics Co. Ltd.	12,079	80,148
	Samjin Pharmaceutical Co. Ltd.	27,872	398,036
*	Samkee Corp.	48,012	65,614
	Sammok S-Form Co. Ltd.	17,220	244,442
#	SAMPYO Cement Co. Ltd.	94,093	199,691
*	Samsung Pharmaceutical Co. Ltd.	264,149	326,797
	Samsung Publishing Co. Ltd.	7,853	104,392
	SAMT Co. Ltd.	211,277	559,178
	Samwha Capacitor Co. Ltd.	26,881	966,288
	Samyang Corp.	10,673	389,034
	Samyang Foods Co. Ltd.	13,290	2,828,012
	Samyang Holdings Corp.	10,721	539,718
	Samyang Packaging Corp.	3,255	40,315
	Samyang Tongsang Co. Ltd.	4,359	157,542
	Samyoung Co. Ltd.	58,165	161,715
	Sang-A Frontec Co. Ltd.	35,089	573,444
*	Sangbo Corp.	112,085	146,789
# *	Sangsangin Co. Ltd.	124,136	295,050
#	Sangsin Energy Display Precision Co. Ltd.	30,989	358,691
	Saramin Co. Ltd.	20,654	268,271
	Satrec Initiative Co. Ltd.	22,920	847,898
*	SBI Investment Korea Co. Ltd.	304,100	186,090
* ††	SBW	881,230	64,398
*	S-Connect Co. Ltd.	187,609	227,876
*	SD Biosensor, Inc.	120,400	913,789
	SeAH Besteel Holdings Corp.	35,169	562,398
	SeAH Holdings Corp.	3,283	262,681
	SeAH Steel Corp.	3,625	358,691
	SeAH Steel Holdings Corp.	5,936	991,690
	Sebang Co. Ltd.	34,190	297,222
	Sebang Global Battery Co. Ltd.	18,787	1,380,409
	Sebitchem Co. Ltd.	76	2,557
#	Seegene, Inc.	105,527	1,684,169
	Segyung Hitech Co. Ltd.	6,339	43,816
	Sejin Heavy Industries Co. Ltd.	51,963	264,108
	Sejong Industrial Co. Ltd.	42,372	180,703
	Sekonix Co. Ltd.	19,943	108,410
*	Selvas AI, Inc.	66,898	797,490
*	SEMCNS Co. Ltd.	42,418	241,801
	Sempio Foods Co.	8,661	178,649
#	Seobu T&D	99,277	544,296
	Seohan Co. Ltd.	241,292	152,351
	Seohee Construction Co. Ltd.	11,969	12,039
# *	Seojin System Co. Ltd.	55,762	988,372
*	Seoul Auction Co. Ltd.	35,052	224,785
	Seoul City Gas Co. Ltd.	3,309	136,505
#	Seoul Semiconductor Co. Ltd.	126,870	894,327
	Seoulin Bioscience Co. Ltd.	14,050	88,088

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon Co. Ltd.	52,444	$352,323
	Seoyon E-Hwa Co. Ltd.	37,029	487,282
* ††	Sewon E&C Co. Ltd.	103,618	52,855
#	SFA Engineering Corp.	50,005	927,993
# *	SFA Semicon Co. Ltd.	212,634	851,449
	SGC Energy Co. Ltd.	20,005	355,822
	Shin Heung Energy & Electronics Co. Ltd.	44,975	332,313
	Shindaeyang Paper Co. Ltd.	31,268	128,544
	Shinil Electronics Co. Ltd.	223,203	300,771
	Shinsegae Information & Communication Co. Ltd.	3,039	24,578
#	Shinsegae International, Inc.	44,906	579,782
	Shinsegae, Inc.	9,087	1,088,180
	Shinsung Delta Tech Co. Ltd.	8,131	476,998
*	Shinsung E&G Co. Ltd.	511,807	790,872
#	Shinsung Tongsang Co. Ltd.	122,206	160,777
*	Shinyoung Securities Co. Ltd.	17,134	838,474
*	Showbox Corp.	88,149	228,419
	Simmtech Co. Ltd.	65,374	1,426,101
	SIMPAC, Inc.	9,817	29,729
	Sindoh Co. Ltd.	11,968	319,137
	SK Chemicals Co. Ltd.	23,586	1,025,042
	SK D&D Co. Ltd.	21,701	190,537
	SK Discovery Co. Ltd.	41,409	1,358,176
*	SK Eternix Co. Ltd.	32,479	469,764
	SK Gas Ltd.	7,286	868,504
	SK Networks Co. Ltd.	442,588	1,606,604
*	SK oceanplant Co. Ltd.	79,243	747,576
	SK Securities Co. Ltd.	1,024,677	444,433
	SL Corp.	48,829	1,177,371
*	SM Culture & Contents Co. Ltd.	140,860	171,674
*	SMCore, Inc.	48,764	198,002
*	SMEC Co. Ltd.	35,679	105,465
	SNT Dynamics Co. Ltd.	25,107	286,296
	SNT Holdings Co. Ltd.	24,371	397,156
#	SNT Motiv Co. Ltd.	28,773	960,278
	Solid, Inc.	172,396	717,971
*	SOLUM Co. Ltd.	127,659	2,405,040
	Solus Advanced Materials Co. Ltd.	104,146	1,332,149
	Songwon Industrial Co. Ltd.	42,127	436,622
*	Sonid, Inc.	10,545	16,652
	Soop Co. Ltd.	27,378	2,216,019
	Soosan Heavy Industries Co. Ltd.	72,251	103,956
#	Soulbrain Holdings Co. Ltd.	18,254	751,389
	SPC Samlip Co. Ltd.	5,613	236,625
	SPG Co. Ltd.	39,138	787,881
	Spigen Korea Co. Ltd.	11,515	252,814
	ST Pharm Co. Ltd.	32,226	2,171,085
	STIC Investments, Inc.	123,274	771,368
	Straffic Co. Ltd.	63,434	185,390
*	Studio Dragon Corp.	35,379	1,085,185
*	STX Heavy Industries Co. Ltd.	47,003	545,438
*	Sugentech, Inc.	31,160	122,885
	Suheung Co. Ltd.	21,369	339,901
*	Sukgyung AT Co. Ltd.	8,345	357,451
	Sun Kwang Co. Ltd.	5,570	72,123
	Sung Kwang Bend Co. Ltd.	51,596	425,354
*	Sungchang Enterprise Holdings Ltd.	186,577	268,513
# *	Sungeel Hitech Co. Ltd.	11,137	640,428
	Sungshin Cement Co. Ltd.	55,635	355,429

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sungwoo Hitech Co. Ltd.	147,314	$996,558
	Sunjin Co. Ltd.	41,013	215,317
	Sunny Electronics Corp.	41,310	59,749
*	Suprema, Inc.	15,179	263,982
	SV Investment Corp.	103,041	148,884
*	SY Co. Ltd.	101,112	342,830
*	Synergy Innovation Co. Ltd.	110,139	219,585
*	Synopex, Inc.	244,522	1,533,505
	Systems Technology, Inc.	37,695	962,288
*	T Scientific Co. Ltd.	51,142	44,231
	T&L Co. Ltd.	12,428	538,744
	Tae Kyung Industrial Co. Ltd.	39,743	172,982
	Taekwang Industrial Co. Ltd.	907	437,814
	Taekyung BK Co. Ltd.	35,717	142,101
* ††	Taewoong Co. Ltd.	29,611	475,863
*	Taihan Electric Wire Co. Ltd.	79,101	782,758
*	Taihan Fiberoptics Co. Ltd.	16,653	14,503
	TCC Steel	50,924	1,923,205
	TechWing, Inc.	97,261	2,391,710
*	Telcon RF Pharmaceutical, Inc.	138,940	77,612
	Telechips, Inc.	35,218	650,366
	TEMC CNS Co. Ltd.	18,321	161,225
	TES Co. Ltd.	45,212	781,328
*	Theragen Etex Co. Ltd.	89,722	257,241
*	Thinkware Systems Corp.	13,873	154,798
	TK Corp.	47,666	426,803
#	TKG Huchems Co. Ltd.	60,874	868,566
	TLB Co. Ltd.	21,223	437,487
	Tokai Carbon Korea Co. Ltd.	17,011	1,491,207
	Tongyang Life Insurance Co. Ltd.	130,556	500,756
	Tongyang, Inc.	429,336	286,164
*	Tonymoly Co. Ltd.	4,187	25,924
*	Top Engineering Co. Ltd.	10,509	51,203
	Toptec Co. Ltd.	65,252	385,591
	Tovis Co. Ltd.	39,177	536,553
	TS Corp.	140,490	322,321
*	TS Nexgen Co. Ltd.	15,798	10,017
# *	TSE Co. Ltd.	8,349	492,528
*	TSI Co. Ltd.	7,242	38,652
*	Tuksu Construction Co. Ltd.	35,785	185,023
	TYM Corp.	98,746	345,280
	UBCare Co. Ltd.	94,062	328,670
	Ubiquoss Holdings, Inc.	32,753	293,004
	Ubiquoss, Inc.	26,517	326,949
	Uju Electronics Co. Ltd.	19,860	287,444
*	Uni-Chem Co. Ltd.	155,749	204,417
	Unid Co. Ltd.	12,792	885,514
*	Union Materials Corp.	36,760	73,730
	Union Semiconductor Equipment & Materials Co. Ltd.	81,568	641,523
	Uniquest Corp.	31,292	156,351
*	Unison Co. Ltd.	393,827	271,264
	UniTest, Inc.	56,615	585,347
	Value Added Technology Co. Ltd.	26,781	568,404
*	Viatron Technologies, Inc.	32,947	209,840
*	VICTEK Co. Ltd.	69,996	232,423
* ††	Vidente Co. Ltd.	57,951	26,122
	Vieworks Co. Ltd.	29,404	583,003
*	Vina Tech Co. Ltd.	10,674	363,190
	Vitzro Tech Co. Ltd.	19,888	122,894

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Vitzrocell Co. Ltd.	48,568	$607,458
*	VM, Inc.	43,343	503,886
*	VT Co. Ltd.	54,440	869,465
	Webcash Corp.	15,944	105,055
	Webzen, Inc.	49,778	585,150
*	Wellbiotec Co. Ltd.	132,296	52,168
*	Wemade Max Co. Ltd.	22,923	177,778
	Whanin Pharmaceutical Co. Ltd.	44,496	454,484
	Winix, Inc.	13,930	90,432
	Wins Co. Ltd.	28,513	258,277
	WiSoL Co. Ltd.	52,909	339,772
*	Wonik Holdings Co. Ltd.	125,548	321,386
*	WONIK IPS Co. Ltd.	17,774	473,368
	Wonik Materials Co. Ltd.	21,079	546,002
*	WONIK PNE Co. Ltd.	2,771	10,518
	Wonik QnC Corp.	52,975	1,205,379
	Woojin, Inc.	34,048	205,119
# *	Woongjin Thinkbig Co. Ltd.	72,625	112,647
*	Wooree Bio Co. Ltd.	30,580	56,238
# *	Woori Technology Investment Co. Ltd.	101,045	609,382
*	Woori Technology, Inc.	480,804	509,322
	Woory Industrial Co. Ltd.	17,303	185,353
	Wooshin Systems Co. Ltd.	6,033	35,885
*	Woosu AMS Co. Ltd.	99,986	210,508
	Worldex Industry & Trading Co. Ltd., Class C	40,391	690,683
# *	Wysiwyg Studios Co. Ltd.	173,685	266,883
	Y G-1 Co. Ltd.	31,576	131,914
*	Y2 Solution Co. Ltd.	17,797	55,551
*	YC Corp.	94,783	936,244
	Y-entec Co. Ltd.	25,880	134,661
	YG Entertainment, Inc.	38,975	1,186,676
*	YG PLUS	95,759	277,135
*	YMT Co. Ltd.	20,730	191,881
	Youlchon Chemical Co. Ltd.	35,492	855,237
	Young Poong Corp.	1,052	309,055
	Young Poong Precision Corp.	29,357	253,189
	Youngone Corp.	11,485	317,824
	Youngone Holdings Co. Ltd.	20,806	1,278,432
*	YTN Co. Ltd.	56,509	154,924
	Yuanta Securities Korea Co. Ltd.	256,315	513,307
*	Yungjin Pharmaceutical Co. Ltd.	178,861	272,849
	Zeus Co. Ltd.	66,051	792,538
	Zinus, Inc.	31,459	286,141

TOTAL SOUTH KOREA			413,205,747

TAIWAN — (17.5%)
	104 Corp.	1,000	7,072
	91APP, Inc.	109,000	294,921
	ABC Taiwan Electronics Corp.	277,954	170,299
	Abico Avy Co. Ltd.	324,841	271,567
#	Ability Enterprise Co. Ltd.	583,293	724,618
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	1,409,413
#	AcBel Polytech, Inc.	1,594,356	1,938,166
#	Acer E-Enabling Service Business, Inc.	10,000	79,733
#	ACES Electronic Co. Ltd.	333,822	415,047
*	Acon Holding, Inc.	832,560	266,723
#	Acter Group Corp. Ltd.	353,980	2,261,487
#	Action Electronics Co. Ltd.	732,000	445,378
#	Actron Technology Corp.	163,151	929,053

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ADATA Technology Co. Ltd.	931,141	$2,831,390
#	Addcn Technology Co. Ltd.	108,720	669,582
*	Adimmune Corp.	36,000	30,114
#	Adlink Technology, Inc.	98,000	194,719
#	Advanced Ceramic X Corp.	156,000	1,048,940
	Advanced Energy Solution Holding Co. Ltd.	8,000	153,687
	Advanced International Multitech Co. Ltd.	384,000	884,988
# *	Advanced Optoelectronic Technology, Inc.	354,000	292,074
#	Advanced Power Electronics Corp.	138,000	345,318
#	Advancetek Enterprise Co. Ltd.	1,051,519	1,869,932
	AEON Motor Co. Ltd.	23,359	22,598
#	Aerospace Industrial Development Corp.	2,123,000	3,720,810
	AGV Products Corp.	1,432,433	530,732
#	AIC, Inc.	8,000	76,482
#	Alexander Marine Co. Ltd.	51,000	609,381
*	ALI Corp.	418,775	294,384
#	Allied Circuit Co. Ltd.	113,000	488,653
#	Allied Supreme Corp.	104,000	1,353,902
#	Allis Electric Co. Ltd.	529,556	2,361,610
#	Alltek Technology Corp.	554,423	588,270
	Alltop Technology Co. Ltd.	111,774	755,056
#	Alpha Networks, Inc.	834,158	829,125
#	Altek Corp.	898,945	1,069,277
#	Amazing Microelectronic Corp.	278,352	857,002
#	Ambassador Hotel	1,111,000	2,355,705
#	AMPACS Corp.	76,000	140,038
#	Ampire Co. Ltd.	317,000	388,834
#	AMPOC Far-East Co. Ltd.	317,444	961,026
	AmTRAN Technology Co. Ltd.	1,947,398	910,460
*	Amulaire Thermal Technology, Inc.	36,017	51,380
#	Anji Technology Co. Ltd.	77,317	88,735
#	Anpec Electronics Corp.	197,007	1,214,305
#	Apac Opto Electronics, Inc.	147,000	450,913
#	Apacer Technology, Inc.	315,325	649,958
	APAQ Technology Co. Ltd.	484	1,836
#	APCB, Inc.	321,000	201,213
#	Apex Biotechnology Corp.	264,483	272,906
	Apex International Co. Ltd.	485,470	616,518
#	Apex Science & Engineering	410,054	171,715
	Arcadyan Technology Corp.	473,055	2,493,951
#	Ardentec Corp.	1,376,274	3,073,763
	Ares International Corp.	40,000	69,340
	Argosy Research, Inc.	185,396	909,118
	Asia Electronic Material Co. Ltd.	62,000	40,845
	Asia Optical Co., Inc.	766,000	1,500,365
#	Asia Polymer Corp.	1,330,996	791,433
#	Asia Tech Image, Inc.	198,000	437,398
#	ASIX Electronics Corp.	111,000	398,310
#	ASolid Technology Co. Ltd.	58,000	140,196
#	ASROCK, Inc.	126,000	866,586
#	ATE Energy International Co. Ltd.	42,000	40,656
#	Aten International Co. Ltd.	350,479	866,953
	Audix Corp.	279,600	613,987
#	AURAS Technology Co. Ltd.	192,148	4,645,325
	Aurora Corp.	262,349	588,673
#	Avalue Technology, Inc.	164,000	614,576
	Avermedia Technologies	36,000	40,443
	Awea Mechantronic Co. Ltd.	53,210	52,993
#	Axiomtek Co. Ltd.	218,765	574,855

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Azurewave Technologies, Inc.	214,000	$287,893
	Bafang Yunji International Co. Ltd., Class C	81,000	422,787
# *	Bank of Kaohsiung Co. Ltd.	3,404,038	1,211,412
	Basso Industry Corp.	472,900	604,013
#	BenQ Materials Corp.	556,000	588,505
#	BES Engineering Corp.	4,254,750	2,304,788
#	Billion Electric Co. Ltd.	49,000	67,875
#	Bin Chuan Enterprise Co. Ltd.	288,070	211,307
	Bionet Corp.	10,000	19,672
	Bionime Corp.	133,000	278,564
# *	Biostar Microtech International Corp.	631,975	392,760
#	Bioteque Corp.	196,308	731,356
#	Bizlink Holding, Inc.	147,000	1,035,597
	Bon Fame Co. Ltd.	32,000	99,142
#	Brave C&H Supply Co. Ltd.	75,000	383,814
	Bright Led Electronics Corp.	375,520	230,215
	Brighten Optix Corp.	9,000	49,819
	Brighton-Best International Taiwan, Inc.	1,469,318	1,570,209
	Brillian Network & Automation Integrated System Co. Ltd.	28,000	116,584
#	Browave Corp.	197,000	638,972
#	C Sun Manufacturing Ltd.	502,969	2,051,453
*	Calin Technology Co. Ltd.	38,000	49,684
	Cameo Communications, Inc.	666,645	195,896
#	Capital Futures Corp.	328,895	561,516
	Capital Securities Corp.	5,770,501	4,396,364
#	Career Technology MFG. Co. Ltd.	1,369,462	833,300
	Carnival Industrial Corp.	302,353	105,594
#	Castles Technology Co. Ltd.	188,859	738,159
#	Caswell, Inc.	82,000	286,479
	Cathay Chemical Works	30,000	44,292
#	Cathay Real Estate Development Co. Ltd.	1,633,700	1,919,023
	Cayman Engley Industrial Co. Ltd.	145,099	257,237
#	CCP Contact Probes Co. Ltd.	159,844	223,650
#	Celxpert Energy Corp.	274,919	209,786
#	Center Laboratories, Inc.	1,687,031	2,248,070
# *	Central Reinsurance Co. Ltd.	832,905	691,868
#	Century Iron & Steel Industrial Co. Ltd.	176,000	1,201,703
#	Chain Chon Industrial Co. Ltd.	453,484	187,559
# *	ChainQui Construction Development Co. Ltd.	451,080	351,476
# *	Champion Building Materials Co. Ltd.	701,465	239,903
#	Champion Microelectronic Corp.	23,000	43,231
	Chang Wah Electromaterials, Inc.	1,297,350	1,778,186
	Chang Wah Technology Co. Ltd.	1,180,425	1,466,209
#	Channel Well Technology Co. Ltd.	655,000	1,510,415
#	Chant Sincere Co. Ltd.	132,000	289,103
	Charoen Pokphand Enterprise	618,483	2,013,190
#	CHC Healthcare Group	338,000	576,090
	CHC Resources Corp.	346,282	692,783
#	Chen Full International Co. Ltd.	342,000	422,826
#	Chenbro Micom Co. Ltd.	189,000	1,644,456
#	Chenfull Precision Co. Ltd.	29,000	96,110
	Cheng Loong Corp.	2,720,383	2,436,190
#	Cheng Mei Materials Technology Corp.	1,142,524	466,898
	Cheng Uei Precision Industry Co. Ltd.	1,022,331	1,455,544
#	Chenming Electronic Technology Corp.	287,437	640,760
	Chia Chang Co. Ltd.	378,000	529,988
#	Chia Hsin Cement Corp.	1,760,643	994,516
	Chicony Power Technology Co. Ltd.	408,454	2,170,235
	Chief Telecom, Inc.	42,900	477,190

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chieftek Precision Co. Ltd.	248,847	$519,071
#	Chien Kuo Construction Co. Ltd.	406,249	306,046
	Chien Shing Harbour Service Co. Ltd.	16,000	23,332
#	China Bills Finance Corp.	2,632,000	1,232,014
	China Chemical & Pharmaceutical Co. Ltd.	839,000	564,804
#	China Ecotek Corp.	145,000	342,011
#	China Electric Manufacturing Corp.	798,959	419,530
#	China General Plastics Corp.	1,397,461	783,387
	China Glaze Co. Ltd.	235,002	184,130
# *	China Man-Made Fiber Corp.	4,486,390	1,053,450
	China Metal Products	953,603	1,386,680
	China Motor Corp.	457,600	2,004,404
# *	China Petrochemical Development Corp.	10,577,553	3,647,940
	China Steel Chemical Corp.	548,554	1,898,373
	China Steel Structure Co. Ltd.	282,000	534,596
#	China Wire & Cable Co. Ltd.	252,160	341,584
#	Chinese Maritime Transport Ltd.	266,594	373,677
#	Ching Feng Home Fashions Co. Ltd.	421,619	323,865
#	Chin-Poon Industrial Co. Ltd.	1,209,207	1,524,033
#	Chipbond Technology Corp.	2,135,000	4,967,811
	ChipMOS Technologies, Inc.	1,896,076	2,654,636
#	Chlitina Holding Ltd.	172,000	991,103
	Chong Hong Construction Co. Ltd.	639,666	2,514,036
#	Chun YU Works & Co. Ltd.	526,050	389,621
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,247,097
#	Chung Hung Steel Corp.	1,565,979	1,113,370
	Chung Hwa Food Industrial Co. Ltd.	126,535	373,066
#	Chung Hwa Pulp Corp.	1,310,405	927,237
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	196,376
#	Chunghwa Precision Test Tech Co. Ltd.	49,000	707,505
	Chyang Sheng Dyeing & Finishing Co. Ltd.	304,000	169,717
#	Cleanaway Co. Ltd.	274,000	1,626,100
#	Clevo Co.	1,450,200	1,875,051
# *	CMC Magnetics Corp.	2,651,108	1,093,492
#	C-Media Electronics, Inc.	71,000	113,593
	CoAsia Electronics Corp.	107,827	96,705
#	Collins Co. Ltd.	351,431	218,711
#	Compucase Enterprise	278,000	646,098
# *	Concord Securities Co. Ltd.	1,640,796	807,331
#	Continental Holdings Corp.	1,287,320	1,501,314
#	Contrel Technology Co. Ltd.	513,000	572,316
#	Coremax Corp.	268,215	533,953
	Coretronic Corp.	1,108,200	3,488,274
#	Co-Tech Development Corp.	795,533	1,584,208
	Crowell Development Corp.	13,000	19,943
	CTCI Corp.	1,870,000	2,964,612
	CviLux Corp.	227,040	302,007
	Cyberlink Corp.	34,000	92,517
#	CyberPower Systems, Inc.	223,650	1,785,119
# *	CyberTAN Technology, Inc.	972,779	640,948
	Cystech Electronics Corp.	15,750	34,536
	DA CIN Construction Co. Ltd.	881,368	1,562,041
	Dafeng TV Ltd.	304,870	507,306
	Da-Li Development Co. Ltd.	1,383,434	2,684,153
	Darfon Electronics Corp.	658,550	1,273,461
#	Darwin Precisions Corp.	1,153,635	597,662
#	Daxin Materials Corp.	191,200	892,640
#	De Licacy Industrial Co. Ltd.	830,881	341,697
	Delpha Construction Co. Ltd.	59,000	92,820

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Depo Auto Parts Ind Co. Ltd.	302,000	$1,821,951
	DFI, Inc.	9,000	18,427
#	Dimerco Data System Corp.	208,612	823,991
	Dimerco Express Corp.	453,945	1,304,022
#	D-Link Corp.	1,535,855	840,106
	Donpon Precision, Inc.	104,000	83,105
#	Dr Wu Skincare Co. Ltd.	57,000	304,047
#	Draytek Corp.	207,000	225,776
#	Drewloong Precision, Inc.	42,128	200,681
	Dyaco International, Inc.	212,545	200,346
#	Dynamic Holding Co. Ltd.	732,707	1,525,230
#	Dynapack International Technology Corp.	480,000	1,430,106
*	Eastern Media International Corp.	648,765	392,594
	ECOVE Environment Corp.	113,000	1,067,469
#	Edimax Technology Co. Ltd.	599,108	267,607
#	Edison Opto Corp.	262,749	193,094
	Edom Technology Co. Ltd.	732,964	524,778
#	eGalax_eMPIA Technology, Inc.	199,777	307,726
#	Egis Technology, Inc.	51,000	383,856
	Elan Microelectronics Corp.	907,400	4,567,159
#	E-Lead Electronic Co. Ltd.	197,873	336,172
#	E-LIFE MALL Corp.	295,000	764,770
#	Elite Advanced Laser Corp.	531,226	1,026,496
#	Elite Semiconductor Microelectronics Technology, Inc.	855,200	2,316,169
#	Elitegroup Computer Systems Co. Ltd.	875,254	821,230
#	Emerging Display Technologies Corp.	462,000	445,788
	Ennoconn Corp.	204,938	2,049,417
# *	Ennostar, Inc.	1,861,462	2,442,029
	EnTie Commercial Bank Co. Ltd.	1,770,603	766,794
#	Episil-Precision, Inc.	288,000	547,508
	Eris Technology Corp.	42,940	400,974
#	Eson Precision Ind Co. Ltd.	272,000	465,033
#	Eternal Materials Co. Ltd.	2,927,985	2,840,295
	Eurocharm Holdings Co. Ltd.	102,000	606,364
#	Ever Supreme Bio Technology Co. Ltd.	94,569	607,538
*	Everest Textile Co. Ltd.	999,762	242,323
	Evergreen Aviation Technologies Corp.	48,000	161,576
	Evergreen International Storage & Transport Corp.	1,590,000	1,641,025
#	Evergreen Steel Corp.	351,000	1,596,570
#	Everlight Chemical Industrial Corp.	1,564,606	972,072
	Everlight Electronics Co. Ltd.	1,251,000	2,416,385
# *	Everspring Industry Co. Ltd.	209,800	84,694
#	Excelsior Medical Co. Ltd.	397,129	1,109,786
#	EZconn Corp.	176,609	781,720
	Far Eastern Department Stores Ltd.	3,235,000	3,366,468
	Far Eastern International Bank	8,119,246	3,819,535
#	Farglory F T Z Investment Holding Co. Ltd.	423,121	752,651
#	Farglory Land Development Co. Ltd.	831,000	1,869,489
*	Federal Corp.	1,194,238	721,659
#	Feedback Technology Corp.	100,200	372,667
#	Feng Hsin Steel Co. Ltd.	1,642,100	3,545,518
	FineTek Co. Ltd.	4,440	12,893
#	Firich Enterprises Co. Ltd.	226,514	199,174
#	First Copper Technology Co. Ltd.	18,000	27,274
#	First Hi-Tec Enterprise Co. Ltd.	184,580	573,780
#	First Hotel	713,350	338,104
	First Insurance Co. Ltd.	900,179	583,626
# *	First Steamship Co. Ltd.	2,251,612	534,365
#	FIT Holding Co. Ltd.	485,456	664,315

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Fitipower Integrated Technology, Inc.	220,350	$1,653,642
#	Fittech Co. Ltd.	156,000	251,970
#	FLEXium Interconnect, Inc.	1,046,087	2,929,610
	Flytech Technology Co. Ltd.	369,309	960,995
	FocalTech Systems Co. Ltd.	72,000	185,484
#	Forcecon Tech Co. Ltd.	168,000	848,899
#	Formosa Advanced Technologies Co. Ltd.	589,000	663,341
	Formosa Electronic Industries, Inc.	23,000	27,161
# *	Formosa International Hotels Corp.	179,329	1,294,179
#	Formosa Laboratories, Inc.	286,089	884,452
	Formosa Oilseed Processing Co. Ltd.	233,695	432,687
	Formosa Optical Technology Co. Ltd.	128,000	407,490
#	Formosa Taffeta Co. Ltd.	1,478,000	1,036,640
	Formosan Rubber Group, Inc.	644,956	528,594
#	Formosan Union Chemical	1,117,733	670,125
#	Founding Construction & Development Co. Ltd.	629,623	516,521
	Foxsemicon Integrated Technology, Inc.	248,027	2,287,871
	Franbo Lines Corp.	53,328	32,604
#	Froch Enterprise Co. Ltd.	581,189	340,144
#	FSP Technology, Inc.	549,427	1,038,197
#	Fu Hua Innovation Co. Ltd.	744,037	765,863
#	Fulgent Sun International Holding Co. Ltd.	436,748	1,614,130
	Fullerton Technology Co. Ltd.	288,600	201,015
#	Fulltech Fiber Glass Corp.	1,329,052	737,423
	Fusheng Precision Co. Ltd.	273,000	2,342,416
	Fwusow Industry Co. Ltd.	774,702	457,639
#	G Shank Enterprise Co. Ltd.	506,474	1,151,177
*	G Tech Optoelectronics Corp.	16,084	11,614
	Gallant Precision Machining Co. Ltd.	163,000	284,894
#	Gamania Digital Entertainment Co. Ltd.	384,000	903,689
*	GCS Holdings, Inc.	269,000	238,498
#	GEM Services, Inc.	172,570	359,762
#	Gemtek Technology Corp.	1,310,219	1,329,427
	General Interface Solution Holding Ltd.	735,000	1,376,279
#	General Plastic Industrial Co. Ltd.	221,357	259,462
#	Generalplus Technology, Inc.	195,000	299,796
#	Genius Electronic Optical Co. Ltd.	238,917	3,211,583
	Genovate Biotechnology Co. Ltd.	66,000	49,407
#	GeoVision, Inc.	215,096	352,284
	Getac Holdings Corp.	753,360	2,415,249
	GFC Ltd.	229,600	760,849
#	Giantplus Technology Co. Ltd.	924,900	369,088
# *	Gigasolar Materials Corp.	85,400	414,006
# *	Gigastorage Corp.	774,965	496,886
	Global Brands Manufacture Ltd.	858,730	1,917,472
#	Global Lighting Technologies, Inc.	284,000	543,449
	Global Mixed Mode Technology, Inc.	222,000	1,955,328
#	Global PMX Co. Ltd.	162,000	503,688
# *	Globe Union Industrial Corp.	717,230	405,337
	Gloria Material Technology Corp.	1,197,547	1,987,419
*	GlycoNex, Inc.	14,000	10,839
#	GMI Technology, Inc.	16,000	22,660
	Goldsun Building Materials Co. Ltd., Class C	3,055,587	4,502,437
	Good Will Instrument Co. Ltd.	238,869	347,731
	Gordon Auto Body Parts	315,000	328,620
	Gourmet Master Co. Ltd.	254,000	707,512
# *	Grand Fortune Securities Co. Ltd.	1,013,683	497,264
#	Grand Pacific Petrochemical	3,961,280	1,639,498
#	Grand Process Technology Corp.	79,000	2,626,442

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	GrandTech CG Systems, Inc.	204,797	$442,401
	Grape King Bio Ltd.	408,000	1,958,816
	Great China Metal Industry	483,000	356,115
	Great Taipei Gas Co. Ltd.	1,444,000	1,439,948
	Great Tree Pharmacy Co. Ltd.	186,406	1,607,798
	Great Wall Enterprise Co. Ltd.	2,255,001	3,954,982
	Greatek Electronics, Inc.	978,000	1,827,544
	Green World FinTech Service Co. Ltd.	14,700	178,303
	Group Up Industrial Co. Ltd.	98,000	546,955
	GTM Holdings Corp.	431,150	439,633
#	Gudeng Precision Industrial Co. Ltd.	130,094	1,674,440
*	Hai Kwang Enterprise Corp.	52,500	32,994
#	Hannstar Board Corp.	945,954	1,617,833
*	HannStar Display Corp.	6,059,505	1,917,131
# *	HannsTouch Holdings Co.	1,789,782	441,970
	Hanpin Electron Co. Ltd.	170,000	245,056
#	Harvatek Corp.	562,949	411,068
	Heran Co. Ltd.	6,000	21,094
	Hey Song Corp.	1,478,750	1,916,923
	Hi-Clearance, Inc.	106,290	458,283
# *	Highlight Tech Corp.	321,281	587,343
	Hi-Lai Foods Co. Ltd.	17,000	81,205
	HIM International Music, Inc.	60,710	186,012
#	Hiroca Holdings Ltd.	187,448	191,735
#	Hitron Technology, Inc.	472,557	436,433
	Hiyes International Co. Ltd.	16,700	99,612
#	Ho Tung Chemical Corp.	3,014,684	828,516
	Hocheng Corp.	783,734	465,453
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	269,324
#	Holiday Entertainment Co. Ltd.	162,430	446,347
#	Holtek Semiconductor, Inc.	632,000	1,162,067
	Holy Stone Enterprise Co. Ltd.	532,655	1,585,433
#	Hong Pu Real Estate Development Co. Ltd.	756,185	866,420
#	Hong TAI Electric Industrial	794,000	893,797
	Hong YI Fiber Industry Co.	353,652	186,697
#	Horizon Securities Co. Ltd.	1,136,320	453,930
#	Hota Industrial Manufacturing Co. Ltd.	543,299	907,123
#	Hotron Precision Electronic Industrial Co. Ltd.	75,667	77,335
#	Hsin Kuang Steel Co. Ltd.	419,000	752,962
	Hsin Yung Chien Co. Ltd.	157,255	513,527
	Hsing TA Cement Co.	488,162	299,531
# *	HTC Corp.	1,791,000	2,330,676
	Hu Lane Associate, Inc.	251,737	1,197,334
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,225,047
	Huaku Development Co. Ltd.	821,816	4,185,647
	Huang Hsiang Construction Corp.	205,800	366,660
	Hung Ching Development & Construction Co. Ltd.	598,000	1,040,939
#	Hung Sheng Construction Ltd.	1,026,251	859,317
	Huxen Corp.	119,244	195,066
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	372,887
#	Hwacom Systems, Inc.	362,000	230,009
#	Ibase Technology, Inc.	132,000	333,168
*	IBF Financial Holdings Co. Ltd.	8,739,826	3,902,057
#	Ichia Technologies, Inc.	673,000	682,366
#	I-Chiun Precision Industry Co. Ltd.	580,567	1,299,604
#	IEI Integration Corp.	388,832	939,602
#	Infortrend Technology, Inc.	695,163	454,414
#	Info-Tek Corp.	203,000	272,721
#	Ingentec Corp.	55,338	442,531

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Innodisk Corp.	268,705	$2,414,260
#	Inpaq Technology Co. Ltd.	291,524	757,526
#	Insyde Software Corp.	97,000	700,373
	Intai Technology Corp.	135,400	493,634
	Integrated Service Technology, Inc.	215,326	950,879
	IntelliEPI, Inc.	40,000	78,589
#	International CSRC Investment Holdings Co.	2,471,363	1,360,339
	Iron Force Industrial Co. Ltd.	127,393	381,572
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	792,583
#	ITE Technology, Inc.	446,095	2,266,994
	ITEQ Corp.	689,040	2,297,278
	J&V Energy Technology Co. Ltd.	12,000	55,171
#	Jarllytec Co. Ltd.	164,000	1,112,081
#	Jess-Link Products Co. Ltd.	269,925	1,184,374
	Jetway Information Co. Ltd.	46,000	62,628
	Jetwell Computer Co. Ltd.	10,000	46,143
	Jia Wei Lifestyle, Inc.	52,000	121,361
#	Jih Lin Technology Co. Ltd.	178,000	361,980
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	47,061
	Johnson Health Tech Co. Ltd.	37,000	94,422
	Joinsoon Electronics Manufacturing Co. Ltd.	82,000	54,448
	Jourdeness Group Ltd.	56,000	88,058
#	JPP Holding Co. Ltd.	20,000	95,864
	JSL Construction & Development Co. Ltd.	29,340	128,952
#	K Laser Technology, Inc.	555,000	440,058
#	Kaimei Electronic Corp.	278,183	538,545
#	Kaori Heat Treatment Co. Ltd.	225,197	2,962,948
	Kedge Construction Co. Ltd.	15,525	49,143
	Keding Enterprises Co. Ltd.	5,000	18,330
#	KEE TAI Properties Co. Ltd.	1,227,473	600,137
	Kenda Rubber Industrial Co. Ltd.	1,850,155	1,887,152
#	Kenmec Mechanical Engineering Co. Ltd.	328,000	915,233
#	Kerry TJ Logistics Co. Ltd.	732,000	950,612
#	Key Ware Electronics Co. Ltd.	205,666	78,716
	Keystone Microtech Corp.	38,000	344,949
#	Kindom Development Co. Ltd.	1,206,900	2,084,521
	King Chou Marine Technology Co. Ltd.	196,920	236,729
	King’s Town Bank Co. Ltd.	2,749,701	4,735,105
*	King’s Town Construction Co. Ltd.	333,074	557,186
#	Kinik Co.	318,000	2,470,735
#	Kinko Optical Co. Ltd.	412,103	314,177
	Kinpo Electronics	3,476,157	1,556,914
	Kinsus Interconnect Technology Corp.	658,000	1,916,793
#	KMC Kuei Meng International, Inc.	190,253	849,609
#	KNH Enterprise Co. Ltd.	589,020	394,457
	Ko Ja Cayman Co. Ltd.	13,000	20,143
#	KS Terminals, Inc.	389,482	903,203
	Kung Long Batteries Industrial Co. Ltd.	244,000	1,034,233
# *	Kung Sing Engineering Corp.	1,126,290	488,630
#	Kuo Toong International Co. Ltd.	662,648	1,695,541
*	Kuo Yang Construction Co. Ltd.	691,899	601,698
	Kwong Fong Industries Corp.	313,691	129,019
	Kwong Lung Enterprise Co. Ltd.	316,000	578,745
#	KYE Systems Corp.	772,672	451,019
	L&K Engineering Co. Ltd.	558,580	4,608,265
#	La Kaffa International Co. Ltd.	80,701	302,379
*	LAN FA Textile	764,933	285,749
	LandMark Optoelectronics Corp.	18,300	76,323
*	Lang, Inc.	12,000	14,722

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lanner Electronics, Inc.	295,650	$859,920
#	Laser Tek Taiwan Co. Ltd.	254,128	486,701
#	Laster Tech Corp. Ltd.	107,091	139,941
*	Leader Electronics, Inc.	70,499	47,028
# *	Lealea Enterprise Co. Ltd.	2,497,967	730,965
*	Leatec Fine Ceramics Co. Ltd.	23,000	17,839
	LEE CHI Enterprises Co. Ltd.	648,000	327,042
#	Lelon Electronics Corp.	317,327	731,594
#	Lemtech Holdings Co. Ltd.	108,055	430,593
*	Leofoo Development Co. Ltd.	93,278	60,086
*	Li Cheng Enterprise Co. Ltd.	131,108	70,387
*	Li Peng Enterprise Co. Ltd.	1,735,897	431,104
	Lian HWA Food Corp.	342,392	1,029,852
#	Lida Holdings Ltd.	189,400	176,771
#	Lingsen Precision Industries Ltd.	1,273,506	870,740
#	Lintes Technology Co. Ltd.	16,573	82,391
# *	Lion Travel Service Co. Ltd.	61,000	286,077
	Liton Technology Corp.	89,000	101,655
*	Long Bon International Co. Ltd.	469,274	256,220
#	Longchen Paper & Packaging Co. Ltd.	2,382,637	1,138,513
#	Longwell Co.	400,000	960,425
#	Lucky Cement Corp.	540,000	280,690
#	Lumax International Corp. Ltd.	303,832	1,014,328
*	Lung Yen Life Service Corp.	463,000	625,271
	Lungteh Shipbuilding Co. Ltd.	96,000	343,676
#	Luxe Green Energy Technology Co. Ltd.	76,000	79,359
#	M3 Technology, Inc.	43,000	195,967
#	M31 Technology Corp.	63,800	2,322,092
#	Macauto Industrial Co. Ltd.	172,000	373,702
#	Machvision, Inc.	119,398	1,706,144
	Macroblock, Inc.	81,000	234,879
#	Macronix International Co. Ltd.	732,000	617,837
#	Marketech International Corp.	227,000	1,096,357
#	Materials Analysis Technology, Inc.	161,320	1,440,710
	Maxigen Biotech, Inc.	22,600	29,806
#	Mayer Steel Pipe Corp.	517,567	629,079
	Maywufa Co. Ltd.	69,322	54,834
	Mechema Chemicals International Corp.	14,000	32,728
	Meiloon Industrial Co.	266,184	169,928
*	Mercuries & Associates Holding Ltd.	1,697,367	735,716
# *	Mercuries Life Insurance Co. Ltd.	8,708,641	1,530,547
#	Merida Industry Co. Ltd.	288,000	2,069,420
	Merry Electronics Co. Ltd.	520,914	1,925,941
#	METAAGE Corp.	96,000	167,375
#	Microbio Co. Ltd.	78,000	99,859
#	Mildef Crete, Inc.	193,000	595,499
#	MIN AIK Technology Co. Ltd.	358,452	307,860
#	Mirle Automation Corp.	602,098	896,380
#	Mitac Holdings Corp.	2,861,918	3,951,083
# *	Mobiletron Electronics Co. Ltd.	155,800	239,301
#	MOSA Industrial Corp.	163,391	112,600
#	Mosel Vitelic, Inc.	169,000	159,742
	Motech Industries, Inc.	204,000	166,403
#	MPI Corp.	228,000	3,060,109
#	MSSCORPS Co. Ltd.	85,000	371,140
	Nak Sealing Technologies Corp.	173,954	689,075
	Namchow Holdings Co. Ltd.	565,000	1,054,880
	Nan Liu Enterprise Co. Ltd.	97,000	210,340
	Nan Pao Resins Chemical Co. Ltd.	54,000	586,819

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Nan Ren Lake Leisure Amusement Co. Ltd.	438,317	$164,644
#	Nang Kuang Pharmaceutical Co. Ltd.	213,000	295,889
	Nantex Industry Co. Ltd.	927,606	949,318
#	National Aerospace Fasteners Corp.	74,000	253,821
	National Petroleum Co. Ltd.	227,824	471,489
#	Netronix, Inc.	209,000	691,330
	New Best Wire Industrial Co. Ltd.	195,600	209,712
*	New Era Electronics Co. Ltd.	34,000	85,242
*	Newmax Technology Co. Ltd.	118,000	107,273
#	Nexcom International Co. Ltd.	420,094	672,513
	Nichidenbo Corp.	636,417	1,182,006
#	Nidec Chaun-Choung Technology Corp.	110,000	1,083,564
#	Nien Hsing Textile Co. Ltd.	408,345	259,956
	Niko Semiconductor Co. Ltd.	220,400	343,468
#	Nishoku Technology, Inc.	132,400	580,540
#	Nova Technology Corp.	84,000	522,277
	Nuvoton Technology Corp.	202,000	798,551
	O-Bank Co. Ltd.	2,729,071	834,620
*	Ocean Plastics Co. Ltd.	764,200	910,596
#	OK Biotech Co. Ltd.	215,130	176,780
#	Optimax Technology Corp.	164,000	184,376
#	Orient Semiconductor Electronics Ltd.	1,061,599	2,058,136
#	Oriental Union Chemical Corp.	1,537,267	817,670
#	O-TA Precision Industry Co. Ltd.	216,227	585,346
#	Pacific Construction Co.	933,921	365,815
#	Pacific Hospital Supply Co. Ltd.	255,209	712,494
	Paiho Shih Holdings Corp.	561,560	351,006
#	Pan German Universal Motors Ltd.	32,000	324,916
#	Pan Jit International, Inc.	988,486	1,709,151
#	Pan-International Industrial Corp.	1,321,747	1,384,536
#	Panion & BF Biotech, Inc.	203,449	600,142
	Paragon Technologies Co. Ltd.	163,246	135,856
#	Parpro Corp.	208,000	211,147
# *	PChome Online, Inc.	354,383	341,756
#	PCL Technologies, Inc.	196,400	436,976
#	P-Duke Technology Co. Ltd.	214,633	621,418
#	Pegavision Corp.	112,913	1,807,330
#	Phoenix Silicon International Corp.	370,293	625,166
*	Phytohealth Corp.	161,000	98,955
	Pixart Imaging, Inc.	462,150	2,230,435
#	Planet Technology Corp.	160,000	731,763
#	Plastron Precision Co. Ltd.	402,460	209,118
	Polytronics Technology Corp.	200,124	328,318
	Posiflex Technology, Inc.	92,457	340,120
#	Power Wind Health Industry, Inc.	119,314	406,525
	Powertip Technology Corp.	58,000	27,566
#	Poya International Co. Ltd.	140,913	2,158,848
	President Securities Corp.	2,779,193	2,353,493
#	Primax Electronics Ltd.	1,333,000	3,951,376
#	Prince Housing & Development Corp.	2,809,644	1,094,442
	Princeton Technology Corp.	83,000	62,162
#	Pro Hawk Corp.	60,000	342,176
#	Progate Group Corp.	36,000	260,120
#	Prolific Technology, Inc.	40,000	45,085
#	Promate Electronic Co. Ltd.	622,000	1,634,204
#	Prosperity Dielectrics Co. Ltd.	312,559	426,510
#	QST International Corp.	121,612	276,707
	Qualipoly Chemical Corp.	308,048	378,590
#	Quang Viet Enterprise Co. Ltd.	154,000	509,884

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Quanta Storage, Inc.	548,000	$1,496,369
#	Quintain Steel Co. Ltd.	970,039	452,400
	Radiant Opto-Electronics Corp.	780,000	4,755,594
# *	Radium Life Tech Co. Ltd.	1,996,546	728,841
	Rafael Microelectronics, Inc.	28,821	119,422
	Raydium Semiconductor Corp.	166,000	2,163,962
#	Rechi Precision Co. Ltd.	880,181	748,072
*	Rexon Industrial Corp. Ltd.	50,000	77,193
# *	Rich Development Co. Ltd.	1,670,036	668,390
*	Ritek Corp.	2,008,867	469,967
#	Ruby Tech Corp.	12,000	22,124
	Ruentex Engineering & Construction Co.	199,540	1,071,238
	Run Long Construction Co. Ltd.	130,000	453,980
#	Sakura Development Co. Ltd.	389,555	903,384
	Sampo Corp.	1,267,861	1,129,397
	San Fang Chemical Industry Co. Ltd.	686,647	641,306
#	San Far Property Ltd.	573,510	650,900
#	San Fu Chemical Co. Ltd.	69,000	306,775
#	San Shing Fastech Corp.	445,875	778,220
	Sanitar Co. Ltd.	155,000	179,776
	Sanyang Motor Co. Ltd.	179,000	461,057
#	Savior Lifetec Corp.	671,000	440,158
	SCI Pharmtech, Inc.	36,982	100,893
#	Scientech Corp.	190,000	1,952,787
	ScinoPharm Taiwan Ltd.	578,000	508,265
#	SDI Corp.	398,000	1,281,483
#	Sea Sonic Electronics Co. Ltd.	87,000	220,945
#	Securitag Assembly Group Co.	37,000	114,595
	Senao International Co. Ltd.	310,541	371,419
#	Senao Networks, Inc.	81,000	447,138
	Sensortek Technology Corp.	30,000	312,817
#	Sercomm Corp.	818,000	3,094,766
#	Sesoda Corp.	616,803	599,488
	Shan-Loong Transportation Co. Ltd.	262,000	218,312
#	Sharehope Medicine Co. Ltd.	309,300	304,150
	Sheng Yu Steel Co. Ltd.	328,980	294,917
#	ShenMao Technology, Inc.	355,891	702,785
	Shieh Yih Machinery Industry Co. Ltd.	166,000	179,158
#	Shih Her Technologies, Inc.	162,000	534,051
#	Shih Wei Navigation Co. Ltd.	966,842	595,597
	Shin Hai Gas Corp.	1,245	2,111
	Shin Hsiung Natural Gas Co. Ltd.	31,735	54,287
	Shin Ruenn Development Co. Ltd.	167,000	421,062
#	Shin Zu Shing Co. Ltd.	531,943	2,824,605
#	Shinfox Energy Co. Ltd.	219,000	899,472
# *	Shining Building Business Co. Ltd.	1,272,814	477,228
	Shinkong Insurance Co. Ltd.	666,131	1,970,587
	Shinkong Synthetic Fibers Corp.	4,133,395	2,169,536
	Shinkong Textile Co. Ltd.	788,542	1,214,037
	Shiny Chemical Industrial Co. Ltd.	389,467	2,071,561
#	ShunSin Technology Holding Ltd.	55,000	305,423
# *	Shuttle, Inc.	978,152	534,625
#	Sigurd Microelectronics Corp.	1,466,907	3,316,779
	Silicon Integrated Systems Corp.	756,000	1,419,350
	Simplo Technology Co. Ltd.	14,000	186,958
	Sincere Navigation Corp.	869,139	692,699
#	Singatron Enterprise Co. Ltd.	113,000	111,397
	Sinher Technology, Inc.	139,000	143,340
#	Sinmag Equipment Corp.	158,056	752,161

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinon Corp.	1,334,510	$1,661,226
	Sinopower Semiconductor, Inc.	13,200	39,762
#	Sinphar Pharmaceutical Co. Ltd.	223,938	254,091
	Sinyi Realty, Inc.	834,660	849,280
	Sirtec International Co. Ltd.	229,600	252,292
#	Sitronix Technology Corp.	366,879	3,133,285
#	Siward Crystal Technology Co. Ltd.	491,000	485,204
#	Soft-World International Corp.	234,000	1,047,020
	Solar Applied Materials Technology Corp.	1,527,372	2,076,453
#	Solomon Technology Corp.	420,000	1,302,405
#	Solteam, Inc.	233,607	348,227
*	Solytech Enterprise Corp.	119,000	54,332
	Sonix Technology Co. Ltd.	516,000	804,905
#	Southeast Cement Co. Ltd.	579,700	359,021
#	Speed Tech Corp.	321,000	616,800
	Spirox Corp.	298,824	701,928
#	Sporton International, Inc.	252,231	1,924,312
#	Sports Gear Co. Ltd.	66,000	176,186
	St. Shine Optical Co. Ltd.	157,000	902,283
	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	559,304
	Standard Foods Corp.	1,010,000	1,189,188
#	Stark Technology, Inc.	334,688	1,324,734
	STL Technology Co. Ltd.	17,000	16,920
#	Sun Yad Construction Co. Ltd.	233,512	145,331
	Sunjuice Holdings Co. Ltd.	16,000	105,904
#	Sunko INK Co. Ltd.	433,400	189,121
#	SunMax Biotechnology Co. Ltd.	96,000	670,608
	Sunny Friend Environmental Technology Co. Ltd.	245,998	769,157
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	2,269,931
#	Sunplus Innovation Technology, Inc.	22,000	100,999
	Sunplus Technology Co. Ltd.	1,577,000	1,497,128
	Sunrex Technology Corp.	298,612	563,032
#	Sunspring Metal Corp.	328,069	293,283
	Supreme Electronics Co. Ltd.	1,750,184	4,716,011
#	Swancor Holding Co. Ltd.	176,000	808,002
	Sweeten Real Estate Development Co. Ltd.	728,712	874,419
#	Symtek Automation Asia Co. Ltd.	188,398	733,777
#	Syncmold Enterprise Corp.	311,750	882,494
#	Synmosa Biopharma Corp.	206,076	243,800
#	Syscom Computer Engineering Co.	54,000	96,729
# *	Sysgration	291,000	308,499
	Systex Corp.	475,388	1,817,581
#	T3EX Global Holdings Corp.	224,000	701,389
#	Ta Liang Technology Co. Ltd.	142,140	269,196
#	Ta Ya Electric Wire & Cable	1,647,685	2,871,067
	Ta Yih Industrial Co. Ltd.	106,000	124,045
	Tah Hsin Industrial Corp.	221,092	484,343
	TAI Roun Products Co. Ltd.	96,000	48,295
	TA-I Technology Co. Ltd.	397,788	571,002
# *	Tai Tung Communication Co. Ltd.	379,582	254,074
	Taichung Commercial Bank Co. Ltd.	8,662,371	4,703,023
	TaiDoc Technology Corp.	185,470	878,961
#	Taiflex Scientific Co. Ltd.	657,340	1,036,781
#	Taimide Tech, Inc.	316,262	423,271
#	Tainan Enterprises Co. Ltd.	250,370	257,278
	Tainan Spinning Co. Ltd.	4,004,044	2,422,583
#	Tai-Saw Technology Co. Ltd.	235,120	192,997
#	TaiSol Electronics Co. Ltd.	124,000	279,989
#	Taisun Enterprise Co. Ltd.	429,648	293,095

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taita Chemical Co. Ltd.	948,828	$448,234
#	TAI-TECH Advanced Electronics Co. Ltd.	77,000	293,844
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	282,113	302,403
#	Taiwan Cogeneration Corp.	1,166,845	1,702,441
	Taiwan FamilyMart Co. Ltd.	32,000	186,111
	Taiwan Fertilizer Co. Ltd.	498,000	997,858
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	848,761
	Taiwan FU Hsing Industrial Co. Ltd.	575,000	948,020
*	Taiwan Glass Industry Corp.	442,000	232,314
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	4,314,524
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	557,120	655,183
††	Taiwan Land Development Corp.	2,845,991	43,920
#	Taiwan Line Tek Electronic	148,510	150,857
#	Taiwan Mask Corp.	478,000	984,029
	Taiwan Navigation Co. Ltd.	730,777	832,787
	Taiwan Paiho Ltd.	841,287	1,641,581
	Taiwan PCB Techvest Co. Ltd.	925,238	1,138,324
#	Taiwan Sakura Corp.	702,803	1,938,569
	Taiwan Sanyo Electric Co. Ltd.	426,400	536,226
	Taiwan Secom Co. Ltd.	392,000	1,545,284
#	Taiwan Semiconductor Co. Ltd.	665,000	1,478,865
#	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,662,615
	Taiwan Steel Union Co. Ltd.	18,000	55,216
#	Taiwan Styrene Monomer	1,787,209	723,095
	Taiwan Surface Mounting Technology Corp.	856,388	3,129,193
#	Taiwan Taxi Co. Ltd.	85,888	333,280
# *	Taiwan TEA Corp.	1,470,897	1,013,221
	Taiwan Union Technology Corp.	749,000	4,201,177
	Taiwan-Asia Semiconductor Corp.	1,059,804	1,256,651
#	Taiyen Biotech Co. Ltd.	383,883	401,908
#	TCI Co. Ltd.	275,746	1,219,682
#	Te Chang Construction Co. Ltd.	258,206	605,488
	Tehmag Foods Corp.	116,380	1,070,305
	Ten Ren Tea Co. Ltd.	140,980	146,496
	Tera Autotech Corp.	91,885	79,707
#	Test Research, Inc.	551,820	1,789,164
	Test Rite International Co. Ltd.	1,117,495	715,321
#	Thermaltake Technology Co. Ltd.	75,000	96,318
#	Thinking Electronic Industrial Co. Ltd.	241,204	1,164,193
	Thye Ming Industrial Co. Ltd.	353,135	808,975
	Tofu Restaurant Co. Ltd.	6,000	52,665
	Ton Yi Industrial Corp.	2,523,644	1,157,153
#	Tong Hsing Electronic Industries Ltd.	580,681	2,613,485
	Tong Yang Industry Co. Ltd.	1,121,741	4,083,376
#	Tong-Tai Machine & Tool Co. Ltd.	543,892	411,187
#	Top Union Electronics Corp.	212,475	224,313
#	Topco Scientific Co. Ltd.	553,356	4,229,646
#	Topco Technologies Corp.	182,720	436,911
#	Topkey Corp.	222,000	1,339,286
#	Topoint Technology Co. Ltd.	428,898	390,466
	TPK Holding Co. Ltd.	1,025,000	1,201,469
#	Trade-Van Information Services Co.	255,000	580,761
	Transart Graphics Co. Ltd.	18,000	28,200
	Transcend Information, Inc.	603,000	1,731,061
	Transcom, Inc.	146,300	759,997
#	Tsann Kuen Enterprise Co. Ltd.	172,059	195,111
#	TSC Auto ID Technology Co. Ltd.	104,296	726,886
#	TSEC Corp.	1,401,584	1,194,772
	TSRC Corp.	1,662,200	1,227,868

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ttet Union Corp.	153,000	$681,079
#	TTFB Co. Ltd.	44,091	319,607
	TTY Biopharm Co. Ltd.	620,979	1,468,753
# *	Tul Corp.	40,000	89,876
	Tung Ho Steel Enterprise Corp.	1,636,630	3,676,428
#	Tung Thih Electronic Co. Ltd.	189,000	654,399
#	TURVO International Co. Ltd.	98,922	397,290
	TXC Corp.	1,004,053	3,444,744
	TYC Brother Industrial Co. Ltd.	454,980	696,306
# *	Tycoons Group Enterprise	937,779	351,639
*	Tyntek Corp.	1,029,039	551,123
#	UDE Corp.	251,000	486,780
#	Ultra Chip, Inc.	46,000	118,000
	U-Ming Marine Transport Corp.	1,358,000	2,257,898
	Unictron Technologies Corp.	23,000	55,401
	Uniform Industrial Corp.	78,000	70,119
	Union Bank of Taiwan	7,826,310	3,696,372
#	Unitech Computer Co. Ltd.	341,804	380,462
#	Unitech Printed Circuit Board Corp.	1,984,648	1,588,252
	United Integrated Services Co. Ltd.	524,951	6,333,791
	United Orthopedic Corp.	230,935	707,386
	United Radiant Technology	287,000	161,156
#	United Recommend International Co. Ltd.	69,310	150,337
#	United Renewable Energy Co. Ltd.	3,873,437	1,435,731
* ††	Unity Opto Technology Co. Ltd.	2,760,500	0
	Univacco Technology, Inc.	32,000	33,084
	Universal Cement Corp.	1,525,825	1,643,316
#	Universal Microwave Technology, Inc.	57,000	343,991
#	Universal Vision Biotechnology Co. Ltd.	131,652	1,031,069
	UPC Technology Corp.	2,591,124	1,091,447
	Userjoy Technology Co. Ltd.	186,466	461,838
	USI Corp.	2,737,156	1,330,210
#	Utechzone Co. Ltd.	189,000	522,135
	Value Valves Co. Ltd.	7,000	20,684
	Ve Wong Corp.	556,696	852,945
	Ventec International Group Co. Ltd., Class C	167,000	429,801
	VIA Labs, Inc.	11,000	65,253
#	Viking Tech Corp.	140,000	204,290
#	Visco Vision, Inc.	68,000	527,583
	Visual Photonics Epitaxy Co. Ltd.	522,772	2,463,787
#	Vivotek, Inc.	127,704	531,034
#	Wafer Works Corp.	1,542,251	1,862,511
#	Waffer Technology Corp.	319,512	919,769
#	Wah Hong Industrial Corp.	144,021	160,656
	Wah Lee Industrial Corp.	556,300	2,141,990
#	Walsin Technology Corp.	583,000	1,976,255
	Walton Advanced Engineering, Inc.	719,197	394,133
#	WAN HWA Enterprise Co.	374,238	147,599
*	We&Win Diversification Co. Ltd.	95,000	138,036
	WEI Chih Steel Industrial Co. Ltd.	43,000	35,110
#	Wei Chuan Foods Corp.	889,000	516,867
#	Weikeng Industrial Co. Ltd.	1,269,459	1,331,397
	Well Shin Technology Co. Ltd.	319,000	593,497
	Wha Yu Industrial Co. Ltd.	131,000	65,925
#	Wholetech System Hitech Ltd.	180,000	599,387
#	Winmate, Inc.	130,000	586,867
#	Winstek Semiconductor Co. Ltd.	234,000	933,798
* ††	Wintek Corp.	5,447,000	0
#	WinWay Technology Co. Ltd.	50,000	1,270,576

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Wisdom Marine Lines Co. Ltd.	1,321,241	$2,760,733
#	Wistron Information Technology & Services Corp.	87,901	369,207
	Wistron NeWeb Corp.	623,184	2,859,770
#	Wowprime Corp.	225,400	1,622,834
#	WUS Printed Circuit Co. Ltd.	529,737	794,072
*	XAC Automation Corp.	139,000	118,314
#	XinTec, Inc.	459,000	1,635,677
	Xxentria Technology Materials Corp.	535,927	1,200,682
	Yankey Engineering Co. Ltd.	66,502	776,363
	Yao Sheng Electronic Co. Ltd.	24,147	117,454
#	YC INOX Co. Ltd.	1,267,609	988,581
	Yea Shin International Development Co. Ltd.	784,799	1,046,627
	Yem Chio Co. Ltd.	1,298,518	832,316
#	Yen Sun Technology Corp.	15,000	29,037
# *	Yeong Guan Energy Technology Group Co. Ltd.	268,987	394,133
	YFC-Boneagle Electric Co. Ltd.	275,687	200,525
	YFY, Inc.	1,196,212	1,137,822
#	Yi Jinn Industrial Co. Ltd.	669,284	513,154
	Yieh Phui Enterprise Co. Ltd.	3,288,651	1,552,109
	Yonyu Plastics Co. Ltd.	188,600	179,722
#	Young Fast Optoelectronics Co. Ltd.	297,872	526,974
# *	Young Optics, Inc.	27,000	45,399
	Youngtek Electronics Corp.	294,666	675,231
#	Yuanta Futures Co. Ltd.	342,827	859,845
#	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	234,777
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	608,744
#	Yungshin Construction & Development Co. Ltd.	342,000	2,148,882
	YungShin Global Holding Corp.	758,015	1,136,257
	Yusin Holding Corp.	28,721	106,535
#	Zeng Hsing Industrial Co. Ltd.	186,726	567,362
	Zenitron Corp.	635,000	690,111
	Zero One Technology Co. Ltd.	469,226	1,073,298
*	Zhong Yang Technology Co. Ltd.	7,819	16,719
#	Zig Sheng Industrial Co. Ltd.	1,224,732	559,765
# *	Zinwell Corp.	800,586	490,655
#	Zippy Technology Corp.	409,948	679,186
#	Zyxel Group Corp.	859,225	1,086,658

TOTAL TAIWAN			720,729,871

THAILAND — (1.3%)
	AAPICO Hitech PCL, NVDR	3,870	2,245
	AAPICO Hitech PCL	718,032	416,559
*	Absolute Clean Energy PCL	4,988,600	187,106
	Advanced Information Technology PCL, Class F	3,145,000	364,908
	After You PCL	856,400	212,598
	Allianz Ayudhya Capital PCL	195,200	201,468
	Amata Corp. PCL	2,376,310	1,455,538
	AP Thailand PCL	4,022,316	1,172,181
	Asia Plus Group Holdings PCL	6,214,100	446,020
	Asia Sermkij Leasing PCL, NVDR	666,100	301,956
	Asian Sea Corp. PCL, Class F	54,700	12,251
	Bangchak Sriracha PCL	98,200	23,450
	Bangkok Airways PCL	694,400	327,901
#	Bangkok Commercial Asset Management PCL	1,012,600	271,866
	Bangkok Insurance PCL	180,681	1,423,606
*	Bangkok Land PCL	28,826,270	528,922
	Bangkok Life Assurance PCL, NVDR	43,700	21,225
	BCPG PCL	2,822,400	514,064
	BEC World PCL	1,844,633	240,907

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Better World Green PCL	10,303,633	$127,892
	Cal-Comp Electronics Thailand PCL, Class F	10,230,152	623,857
	CH Karnchang PCL	743,400	455,348
*	Charoong Thai Wire & Cable PCL, Class F	417,700	51,846
	Chayo Group PCL	244,004	29,101
	Chularat Hospital PCL, Class F	9,666,000	756,379
*	CIMB Thai Bank PCL	1,144,300	16,982
	CK Power PCL	4,197,600	441,733
#	Dhipaya Group Holdings PCL	2,171,100	1,786,793
	Diamond Building Products PCL	166,700	35,985
	Don Muang Tollway PCL	269,400	86,505
	Dynasty Ceramic PCL	12,811,500	625,710
	Eastern Polymer Group PCL, Class F	1,965,187	363,236
	Eastern Water Resources Development & Management PCL, Class F	1,752,300	165,490
	Ekachai Medical Care PCL	1,084,021	226,691
	Erawan Group PCL	3,807,000	495,136
#	Exotic Food PCL, Class F	382,700	314,958
#	Forth Corp. PCL	549,300	243,079
	Forth Smart Service PCL	386,851	60,021
	GFPT PCL	1,453,500	505,940
	Global Green Chemicals PCL, Class F	1,036,100	222,261
*	Green Tech Ventures PCL, Class F	13,259,934	53,670
* ††	Group Lease PCL, NVDR	1,644,700	5,410
	Haad Thip PCL	456,400	220,441
	Hana Microelectronics PCL	180,500	188,731
	ICC International PCL	204,600	282,940
	Ichitan Group PCL	1,568,200	765,905
	Index Livingmall PCL	323,300	181,453
	Interlink Communication PCL	359,500	66,448
	IT City PCL	152,900	14,275
*	Italian-Thai Development PCL	10,308,376	203,052
* ††	ITV PLC	2,785,600	0
	Jasmine International PCL	8,738,731	754,559
# *	Jaymart Group Holdings PCL	1,174,800	443,799
	Karmarts PCL	1,583,500	683,648
	KGI Securities Thailand PCL	502,000	59,872
	Khon Kaen Sugar Industry PCL	4,792,056	307,747
	Lalin Property PCL	495,500	99,608
	Lanna Resources PCL	609,350	231,836
	LH Financial Group PCL	8,937,339	233,924
	Loxley PCL	3,892,076	155,431
#	LPN Development PCL	2,622,602	246,267
	Major Cineplex Group PCL	852,400	340,408
*	Malee Group PCL	81,900	30,276
	MBK PCL	3,563,655	1,634,704
	MC Group PCL	783,000	259,873
	MCS Steel PCL	980,100	211,570
	Mega Lifesciences PCL	459,200	508,019
	Modernform Group PCL	177,000	10,889
	Muang Thai Insurance PCL	61,288	181,086
	Netbay PCL	258,600	140,953
	Noble Development PCL	1,715,600	172,208
	Nonthavej Hospital PCL	3,300	3,139
	Northeast Rubber PCL	2,561,112	383,545
*	Nusasiri PCL	6,952,100	56,277
#	Origin Property PCL, Class F	1,798,350	344,530
	Plan B Media PCL, Class F	4,257,356	959,226
*	Platinum Group PCL, Class F	2,897,400	197,017
	Polyplex Thailand PCL	1,079,650	278,215

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Praram 9 Hospital PCL	544,200	$284,875
#	Precious Shipping PCL	1,927,731	408,329
	Prima Marine PCL	2,344,566	483,970
*	Principal Capital PCL	372,800	39,634
	Property Perfect PCL	18,480,946	124,669
	Pruksa Holding PCL	1,303,800	408,097
	PTG Energy PCL	2,485,400	586,812
	Quality Houses PCL	27,030,726	1,590,043
	R&B Food Supply PCL	838,100	253,284
*	Rabbit Holdings PCL, Class F	20,428,531	220,491
*	Raimon Land PCL	3,512,600	47,391
	Rajthanee Hospital PCL	505,200	344,207
	Ratchaphruek Hospital PCL, Class F	146,400	24,097
	Ratchthani Leasing PCL	7,986,170	517,183
	Regional Container Lines PCL	872,500	484,984
	Rojana Industrial Park PCL	1,612,254	337,155
#	RS PCL	1,941,680	681,107
*	S 11 Group PCL	282,500	20,886
	S Hotels & Resorts PCL	2,660,241	176,584
	Sabina PCL	419,600	291,546
	Sabuy Technology PCL	283,400	19,118
	Saha Pathana Inter-Holding PCL	670,000	1,247,437
	Sahamitr Pressure Container PCL	570,093	146,907
	Saha-Union PCL	562,700	444,117
*	Samart Corp. PCL	1,268,300	210,471
	Sansiri PCL	32,771,010	1,503,257
	Sappe PCL	336,900	886,340
	SC Asset Corp. PCL	4,470,015	455,927
	SCG Ceramics PCL	2,521,400	67,355
	Sermsang Power Corp. Co. Ltd.	1,594,706	335,637
	Siam Wellness Group PCL, Class F	324,150	72,160
	Siamgas & Petrochemicals PCL	2,078,300	431,811
	Sikarin PCL, Class F	65,000	17,890
	Singer Thailand PCL	408,900	111,438
	Singha Estate PCL	6,603,154	146,103
	Sino-Thai Engineering & Construction PCL	962,335	277,846
	SiS Distribution Thailand PCL	20,200	15,126
	SISB PCL	180,900	189,149
	Somboon Advance Technology PCL	601,637	266,240
	SPCG PCL	1,127,381	343,751
	Sri Trang Agro-Industry PCL	2,221,892	1,049,194
	Sri Trang Gloves Thailand PCL	2,125,400	530,490
#	Srinanaporn Marketing PCL	670,900	305,942
	Srivichai Vejvivat PCL	640,600	139,148
	Stars Microelectronics Thailand PCL	1,193,300	88,870
*	STP & I PCL	2,791,364	241,024
*	Super Energy Corp. PCL	36,346,805	304,034
	Susco PCL	1,816,400	196,050
	SVI PCL	1,049,400	192,551
#	Synnex Thailand PCL	446,840	141,069
	TAC Consumer PCL, Class F	849,400	124,912
#	Taokaenoi Food & Marketing PCL, Class F	1,162,480	326,222
	Thai Nakarin Hospital PCL	48,600	46,390
	Thai Stanley Electric PCL, Class F	134,700	788,718
	Thai Vegetable Oil PCL	1,634,682	873,360
	Thai Wacoal PCL	68,300	58,284
	Thai Wah PCL, Class F	1,366,200	140,823
	Thaicom PCL	1,676,400	579,005
#	Thaifoods Group PCL, Class F	2,755,000	282,488

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thonburi Healthcare Group PCL	50,600	$54,614
	Thoresen Thai Agencies PCL	3,305,378	561,896
	Tipco Asphalt PCL	1,529,274	660,237
	TIPCO Foods PCL	620,682	165,806
	TKS Technologies PCL	897,343	196,127
	TMT Steel PCL	76,800	10,983
	TPI Polene PCL	13,848,900	511,953
	TPI Polene Power PCL	5,812,382	520,699
	TQM Alpha PCL	505,676	341,120
	TTW PCL	2,145,000	520,912
	Union Auction PCL	788,500	192,551
	United Paper PCL	1,084,800	336,622
	Univanich Palm Oil PCL	1,335,500	311,713
	Vanachai Group PCL	1,316,059	120,739
	VGI PCL	6,932,400	319,871
††	Vinythai PCL	16,237	1,004
	WHA Utilities & Power PCL	2,849,300	299,845
*	Xspring Capital PCL	12,553,967	386,172
*	YGGDRAZIL Group PCL	321,800	58,612

TOTAL THAILAND			53,164,139

TURKEY — (1.5%)
	Adel Kalemcilik Ticaret ve Sanayi AS	8,328	192,278
*	Adese Alisveris Merkezleri Ticaret AS	3,642,293	255,426
	Afyon Cimento Sanayi TAS	628,030	286,500
	Agesa Hayat ve Emeklilik AS	52,014	136,089
	Akcansa Cimento AS	119,209	555,943
	Aksa Akrilik Kimya Sanayii AS	402,215	1,448,003
*	Aksigorta AS	1,457,492	334,522
*	Albaraka Turk Katilim Bankasi AS	3,396,556	525,288
*	Alkim Alkali Kimya AS	191,634	238,337
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	1,825,159
	Anadolu Hayat Emeklilik AS	202,753	347,924
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	56,631	206,330
	ARD Grup Bilisim Teknolojileri AS	425,980	580,517
*	Aydem Yenilenebilir Enerji AS, Class A	396,992	346,186
	Aygaz AS	201,864	1,222,611
	Aztek Teknoloji Urunleri Ticaret AS	10,266	32,199
	Bagfas Bandirma Gubre Fabrikalari AS	86,168	64,069
*	Banvit Bandirma Vitaminli Yem Sanayii AS	25,106	139,512
*	Baticim Bati Anadolu Cimento Sanayii AS	200,482	842,916
	Bera Holding AS	2,112,693	1,238,620
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	156,505	229,740
*	Biotrend Cevre VE Enerji Yatirimlari AS	640,925	367,517
	Bogazici Beton Sanayi Ve Ticaret AS	232,497	271,066
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	15,685	487,575
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	77,290	300,681
	Bursa Cimento Fabrikasi AS	2,021,576	528,671
*	Can2 Termik AS	367,300	208,112
	Celebi Hava Servisi AS	6,362	362,047
*	Cemas Dokum Sanayi AS	1,927,018	187,282
	Cemtas Celik Makina Sanayi Ve Ticaret AS	501,461	168,015
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	454	57,283
	Cimsa Cimento Sanayi VE Ticaret AS	1,354,087	1,338,519
	Deva Holding AS	102,907	239,590
	Dogan Sirketler Grubu Holding AS	3,025,654	1,361,188
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	635,533	272,731
	Eczacibasi Yatirim Holding Ortakligi AS	69,675	503,745
#	EGE Endustri VE Ticaret AS	3,982	2,152,279

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	EGE Gubre Sanayii AS	104,905	$147,780
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	783,385
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	292,270
	Escar Turizm Tasimacilik Ticaret AS	28,851	244,042
*	Europap Tezol Kagit Sanayi VE Ticaret AS	285,408	196,349
*	Europen Endustri Insaat Sanayi VE Ticaret AS	65,541	31,511
	Galata Wind Enerji AS	446,347	391,537
*	Gersan Elektrik Ticaret ve Sanayi AS	154,162	195,017
	Global Yatirim Holding AS	1,488,949	623,092
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	26,268	453,305
*	Goodyear Lastikleri TAS	268,622	178,439
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	496,908
	GSD Holding AS	1,840,955	248,506
*	Hitit Bilgisayar Hizmetleri AS	12,164	29,508
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,600,242	463,700
*	Inveo Yatirim Holding AS	6,799	9,835
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	300,257	398,326
*	Is Finansal Kiralama AS	920,944	329,006
	Is Yatirim Menkul Degerler AS, Class A	837,790	968,262
*	Isiklar Enerji ve Yapi Holding AS	492,320	74,713
*	Izmir Demir Celik Sanayi AS	2,040,105	461,090
	Jantsa Jant Sanayi Ve Ticaret AS	27,523	258,639
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	351,760	278,768
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	755,481	478,704
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	258,839	153,952
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,400,736	1,923,945
*	Karel Elektronik Sanayi ve Ticaret AS	533,074	247,592
*	Karsan Otomotiv Sanayii Ve Ticaret AS	919,275	430,904
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	3,217,433	239,469
*	Kerevitas Gida Sanayi ve Ticaret AS	84,695	39,390
	Kervan Gida Sanayi Ve Ticaret AS	180,782	157,573
	Kimteks Poliuretan Sanayi VE Ticaret AS	19,896	39,166
	Kocaer Celik Sanayi Ve Ticaret AS	63,250	113,242
*	Konya Cimento Sanayii AS	539	190,951
*	Kordsa Teknik Tekstil AS	178,590	552,052
*	Koza Anadolu Metal Madencilik Isletmeleri AS	648,948	1,038,349
	LDR Turizm AS	124,217	281,856
	Logo Yazilim Sanayi Ve Ticaret AS	206,423	576,429
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	13,831	36,784
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,008,800	2,876,055
*	MIA Teknoloji AS	630,011	1,092,596
* Ω	MLP Saglik Hizmetleri AS	305,889	2,211,301
	Naturel Yenilenebilir Enerji Ticaret AS	100,880	170,008
*	NET Holding AS	552,554	528,062
	Nuh Cimento Sanayi AS	190,332	1,798,132
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	3,158,379	930,801
*	Orge Enerji Elektrik Taahhut AS	76,389	165,164
	Osmanli Yatirim Menkul Degerler AS, Class A	1,785	14,142
	Otokar Otomotiv Ve Savunma Sanayi AS	7,407	119,863
*	Oyak Yatirim Menkul Degerler AS	113,221	159,149
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	90,062	223,588
*	Parsan Makina Parcalari Sanayii AS	67,138	224,607
*	Peker Gayrimenkul Yatirim Ortakligi AS	848,683	209,245
	Penta Teknoloji Urunleri Dagitim Ticaret AS	12,641	7,083
	Polisan Holding AS	541,293	218,472
	Politeknik Metal Sanayi ve Ticaret AS	255	145,787
*	Qua Granite Hayal	1,328,615	170,532
# *	Reysas Tasimacilik ve Lojistik Ticaret AS	1,346,149	1,744,239

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,528,153	$1,596,356
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	75,962	184,939
	Sekerbank Turk AS	2,816,453	421,842
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	611,561
	Sok Marketler Ticaret AS	827,810	1,484,336
	Suwen Tekstil Sanayi Pazarlama AS	19,541	11,885
	Tekfen Holding AS	606,459	970,286
*	Teknosa Ic Ve Dis Ticaret AS	425,506	529,833
*	Tukas Gida Sanayi ve Ticaret AS	881,591	247,502
*	Tumosan Motor ve Traktor Sanayi AS	47,923	248,177
*	Turcas Petrol AS	410,905	333,666
*	Turkiye Sinai Kalkinma Bankasi AS	4,705,310	1,423,327
*	Ulker Biskuvi Sanayi AS	497,961	1,754,814
*	Usak Seramik Sanayii AS	45,662	12,950
*	Vakif Finansal Kiralama AS	2,384,823	227,046
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	39,862	112,899
	Vestel Beyaz Esya Sanayi ve Ticaret AS	1,069,869	734,834
*	Vestel Elektronik Sanayi ve Ticaret AS	368,756	950,145
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	362,255	355,858
	Yayla Agro Gida Sanayi VE Nakliyat AS	135,676	57,751
	Ziraat Gayrimenkul Yatirim Ortakligi AS	643,379	146,494
*	Zorlu Enerji Elektrik Uretim AS	4,720,490	963,304

TOTAL TURKEY			60,297,447

UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Islamic Bank PJSC	4,010,162	12,192,023
	Abu Dhabi National Hotels	5,090,161	882,619
	Abu Dhabi National Insurance Co. PSC	107,433	169,257
*	Abu Dhabi Ports Co. PJSC	2,002,406	3,168,402
	Abu Dhabi Ship Building Co. PJSC	238,479	264,094
	Agthia Group PJSC	865,057	1,344,959
	Air Arabia PJSC	7,135,372	5,195,304
*	Ajman Bank PJSC	3,693,896	1,887,364
*	AL Seer Marine Supplies & Equipment Co. LLC	492,975	647,890
	AL Yah Satellite Communications Co-PJSC-Yah Sat	1,930,092	1,260,240
	Aldar Properties PJSC	18,000	26,750
	Amanat Holdings PJSC	3,523,544	998,116
*	Amlak Finance PJSC	2,059,322	441,640
*	Apex Investment Co. PSC	4,655,623	2,252,842
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	1,954,606	1,374,865
	Burjeel Holdings PLC	1,253,400	1,001,492
	Dana Gas PJSC	12,794,521	2,402,677
	Deyaar Development PJSC	4,393,484	897,071
	Dubai Financial Market PJSC	4,244,565	1,591,534
	Dubai Investments PJSC	5,560,104	3,305,075
	Emaar Development PJSC	2,871,694	6,523,794
	Emirates Central Cooling Systems Corp	133,538	57,817
	Emirates Integrated Telecommunications Co. PJSC	880,775	1,402,457
*	EMSTEEL Building Materials PJSC	5,270,256	2,049,207
*	Eshraq Investments PJSC	3,730,127	325,490
	Fertiglobe PLC	3,039,223	2,303,404
*	Ghitha Holding PJSC	86,463	837,696
*	Gulf Navigation Holding PJSC	1,089,050	2,177,125
*	Gulf Pharmaceutical Industries PSC	67,736	17,343
*	Islamic Arab Insurance Co.	81,388	8,913
*	Manazel PJSC	3,501,339	362,199
*	Multiply Group PJSC	7,180,314	4,492,201
	National Central Cooling Co. PJSC	86,618	71,698

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	National Corp. for Tourism & Hotels	11,988	$9,922
	Palms Sports PrJSC	84,283	224,587
	RAK Properties PJSC	3,976,501	1,323,593
	Ras Al Khaimah Ceramics	1,082,716	813,250
	Salik Co. PJSC	891,512	839,090
	Taaleem Holdings PJSC	45,676	46,502
	TECOM Group PJSC	336,524	252,661
*	Union Properties PJSC	6,905,565	808,460

TOTAL UNITED ARAB EMIRATES			66,251,623

UNITED STATES — (0.0%)
# *	Powerfleet, Inc. NJ	14,096	66,714
* Ω	Sirnaomics Ltd	36,800	32,277

TOTAL UNITED STATES			98,991

TOTAL COMMON STOCKS			4,042,972,262

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
*	Alpargatas SA	446,866	814,111
	Banco ABC Brasil SA, 6.724%	322,665	1,438,527
*	Banco ABC Brasil SA	11,269	49,633
Ω	Banco BMG SA, 13.443%	238,649	150,287
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	641,361	1,556,282
	Banco Pan SA, 2.354%	928,037	1,633,528
	Banco Pine SA, 8.999%	46,090	38,345
	Centrais Eletricas de Santa Catarina SA, 9.689%	59,700	801,120
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	604,412	925,370
	Cia De Sanena Do Parana, 5.994%	4,069,627	4,036,240
	Cia Energetica do Ceara Class A, 0.892%	47,832	318,075
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	549,278	2,641,349
	Eucatex SA Industria e Comercio, 6.080%	184,006	540,048
	Grazziotin SA, 10.241%	3,991	20,260
	Marcopolo SA, 7.107%	2,161,813	2,743,587
	Randon SA Implementos e Participacoes, 5.442%	606,987	1,249,603
	Schulz SA, 5.864%	370,405	439,413
	Taurus Armas SA, 11.383%	180,574	426,345
	Track & Field Co. SA, 1.599%	148,500	321,732
	Unipar Carbocloro SA Class B, 5.246%	268,233	2,726,959
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	1,439,921	2,193,463

TOTAL BRAZIL			25,064,277

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.106%	353,353	481,786
	Embotelladora Andina SA Class B, 6.361%	128,271	362,748

TOTAL CHILE			844,534

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 8.639%	343,231	40,509
	Grupo de Inversiones Suramericana SA, 5.666%	16,438	96,876

TOTAL COLOMBIA			137,385

INDIA — (0.0%)
*	Sundaram Clayton Ltd.	1,268	167

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	$233,805

	TOTAL PREFERRED STOCKS		26,280,168

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	1,356	340
*	Grazziotin SA Rights 05/21/2024	143	10
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,566,315	3,016

	TOTAL BRAZIL		3,366

	INDIA — (0.0%)
*	IIFL Finance Ltd. Rights 05/14/2024	59,699	69,154

	TAIWAN — (0.0%)
*	Chlitina Holding Ltd. Rights 05/13/2024	5,193	5,103
*	Eris Technology Corp. Rights	3,079	5,447
*	Senao Networks, Inc. Warrants	13,208	5,273

	TOTAL TAIWAN		15,823

	THAILAND — (0.0%)
*	Better World Green PCL Warrants	2,335,733	0
*	Better World Green PCL Warrants 03/21/2025	1,717,272	0
*	Ner W2 Warrants 04/18/2025	426,852	576
*	Roctec Global PCL Warrants 02/05/2027	970,750	1,048
*	TFG W4 Warrants 04/29/2025	275,500	0

	TOTAL THAILAND		1,624

	TOTAL RIGHTS/WARRANTS		89,967

	TOTAL INVESTMENT SECURITIES (Cost $3,211,404,286)		4,069,342,397

			Value†
	SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	3,234,759	37,419,687

	TOTAL INVESTMENTS — (100.0%) (Cost $3,248,823,973)		$4,106,762,084

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

As of April 30, 2024, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	110	06/21/24	$28,261,288	$27,868,500	$(392,788)

Total Futures Contracts			$28,261,288	$27,868,500	$(392,788)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$164,783,179	$9,379,278	—	$174,162,457
Chile	1,555,317	23,642,134	—	25,197,451
China	26,582,429	744,761,789	$9,304,674	780,648,892
Colombia	5,211,808	819,674	—	6,031,482
Greece	425,775	20,832,583	—	21,258,358
Hong Kong	—	1,839,238	98,263	1,937,501
Hungary	—	3,226,045	—	3,226,045
India	398,834	1,016,805,899	18,175	1,017,222,908
Indonesia	—	67,612,843	243,012	67,855,855
Kuwait	19,320,864	1,322,117	—	20,642,981
Malaysia	19,099	60,460,407	—	60,479,506
Mexico	122,972,558	6,419,318	—	129,391,876
Philippines	—	31,489,339	2,752	31,492,091
Poland	—	55,958,271	—	55,958,271
Qatar	—	30,470,405	—	30,470,405
Saudi Arabia	471,687	193,315,733	—	193,787,420
South Africa	13,874,182	95,586,763	—	109,460,945
South Korea	496,818	411,189,040	1,519,889	413,205,747
Taiwan	—	720,685,951	43,920	720,729,871
Thailand	50,414,694	2,743,031	6,414	53,164,139
Turkey	—	60,297,447	—	60,297,447
United Arab Emirates	808,460	65,443,163	—	66,251,623
United States	66,714	32,277	—	98,991
Preferred Stocks
Brazil	24,913,990	150,287	—	25,064,277
Chile	—	844,534	—	844,534
Colombia	137,385	—	—	137,385
India	—	167	—	167
Philippines	—	233,805	—	233,805
Rights/Warrants
Brazil	—	3,366	—	3,366
India	—	69,154	—	69,154
Taiwan	—	15,823	—	15,823
Thailand	—	1,624	—	1,624
Securities Lending Collateral	—	37,419,687	—	37,419,687

Total Investments in Securities	$432,453,793	$3,663,071,192	$11,237,099<>	$4,106,762,084

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(392,788)	—	—	$(392,788)

Total Financial Instruments	$(392,788)	—	—	$(392,788)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and Co-Chief Investment Officer

Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: July 5, 2024

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
The DFA Investment Trust Company

Date: July 5, 2024